UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09689

Wells Fargo Master Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: Registrant is making a filing for 3 of its series, Wells Fargo Advantage Diversified Fixed Income Portfolio, Wells Fargo Advantage Diversified Stock Portfolio, and Wells Fargo Advantage Short-Term Investment Portfolio. Each series has a February 28 fiscal year end.

Date of reporting period: August 31, 2013

ITEM 1.	REPORT TO STOCKHOLDERS

Wells Fargo Advantage Dow Jones Target Date FundsSM

Semi-Annual Report

August 31, 2013

■	Wells Fargo Advantage Dow Jones Target Today FundSM

■	Wells Fargo Advantage Dow Jones Target 2010 FundSM

■	Wells Fargo Advantage Dow Jones Target 2015 FundSM

■	Wells Fargo Advantage Dow Jones Target 2020 FundSM

■	Wells Fargo Advantage Dow Jones Target 2025 FundSM

■	Wells Fargo Advantage Dow Jones Target 2030 FundSM

■	Wells Fargo Advantage Dow Jones Target 2035 FundSM

■	Wells Fargo Advantage Dow Jones Target 2040 FundSM

■	Wells Fargo Advantage Dow Jones Target 2045 FundSM

■	Wells Fargo Advantage Dow Jones Target 2050 FundSM

■	Wells Fargo Advantage Dow Jones Target 2055 FundSM

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of August 31, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 100 mutual funds across a wide range of asset classes, representing over $229 billion in assets under management, as of August 31, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Strategic Income Fund
Conservative Income Fund	International Bond Fund	Strategic Municipal Bond Fund
Core Bond Fund	Minnesota Tax-Free Fund	Ultra Short-Term Income Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Ultra Short-Term Municipal Income Fund
Government Securities Fund	North Carolina Tax-Free Fund	Wisconsin Tax-Free Fund
High Income Fund	Pennsylvania Tax-Free Fund
High Yield Bond Fund	Short Duration Government Bond Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Dow Jones Target Date Funds	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

The past six months were marked by modest U.S. economic growth, accommodative monetary policies, and indications of better economic growth from the eurozone.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Dow Jones Target Date FundsSM for the six-month period that ended August 31, 2013. The past six months were marked by modest U.S. economic growth, accommodative monetary policies, and indications of better economic growth from the eurozone. In this environment, U.S. equities advanced, while bonds generally had negative results due to interest rates moving higher.

Economic growth continued to advance modestly.

Economic news generally improved during the period. The good news from the past six months was that the U.S. economy advanced, with signs of sustainable economic growth appearing in improved housing data and labor statistics, including a steadily declining unemployment rate. The economy was held back by the effects of the federal sequester, or automatic spending cuts, and little improvement in household income expectations.

Global economic growth improved in Europe and varied elsewhere. The eurozone produced a positive gross domestic product report, a welcome change from its sustained recession. China’s economic growth appeared to stabilize. Other emerging markets, however, faced slower economic growth and financial-market fallout from the prospect of the U.S. Federal Reserve (Fed) scaling back its quantitative easing program.

All eyes were on the Fed.

Announcements following each Federal Open Market Committee (FOMC) meeting reaffirmed the Fed’s commitment to a highly accommodative monetary policy. However, Fed Chairman Ben Bernanke’s comments on June 19, 2013, after the previous day’s FOMC meeting, roiled the bond markets by indicating that tapering of its bond-buying program could begin later this year and that it could end as soon as mid-2014. As a result, long-term U.S. interest rates rose by more than 100 basis points (bps; 100 bps equals 1.00%), while short-term rates remained ultra low.

Financial market results were mixed.

With continued economic growth as a tailwind and fewer political uncertainties in the six-month period that ended August 31, 2013, U.S. equities, as measured by the Russell 3000® Index1, rose 9.4%. Meanwhile, non-U.S. equities, as measured by the Morgan Stanley Capital International All Country World Ex. USA Index (Gross)2, were little changed. Given investor expectations for the Fed to scale back its quantitative easing program and a subsequent rise in interest rates, investment-grade bonds, as measured by the Barclays U.S. Aggregate Bond Index3, declined 2.6%.

Our target date funds reflected the broader financial-market movements, as expected.

Our target date series is passively managed across nine equity and four fixed-income asset allocations. Longer-dated funds, for those with investors

1.	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

2.	The Morgan Stanley Capital International All Country World Ex. USA (MSCI ACWI Ex. USA) Index (Gross) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets excluding the United States. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

3.	The Barclays U.S. Aggregate Bond Index is composed of the Barclays Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	3

planning to retire further into the future, are more heavily weighted in equity allocations. These funds tended to do best over the past six months, reflecting positive equity returns. Shorter-dated funds for those investors near or in retirement experienced lower or slightly negative results due to their higher allocation to bonds, which had negative performance as the result of rising interest rates. The target date represents the year in which investors may likely begin withdrawing assets. The Funds gradually seek to reduce market risk as the target date approaches and after it arrives by decreasing equity exposure and increasing fixed-income exposure. The principal value is not guaranteed at any time, including at the target date.

We believe our strategy offers the appropriate risk/return trade-off to help plan participants reach their retirement goals. The most important thing we can do for investors near or in retirement is to protect them from devastating losses that cannot be recouped. For investors with longer time horizons, our funds offer attractive upside potential within their investments across diverse asset classes.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

We believe our strategy offers the appropriate risk/return trade-off to help plan participants reach their retirement goals.

4	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Wells Fargo Advantage Dow Jones Target Date Funds1

Investment objective

Each Fund’s objective is to approximate, before fees and

expenses, the total return of the appropriate Dow Jones

Target Date Index as specified in the following table:

Wells Fargo Advantage Dow Jones Target Date Funds	Corresponding Dow Jones Target Date Index
Target Today Fund	Dow Jones Target Today Index
Target 2010 Fund	Dow Jones Target 2010 Index
Target 2015 Fund	Dow Jones Target 2015 Index
Target 2020 Fund	Dow Jones Target 2020 Index
Target 2025 Fund	Dow Jones Target 2025 Index
Target 2030 Fund	Dow Jones Target 2030 Index
Target 2035 Fund	Dow Jones Target 2035 Index
Target 2040 Fund	Dow Jones Target 2040 Index
Target 2045 Fund	Dow Jones Target 2045 Index
Target 2050 Fund	Dow Jones Target 2050 Index
Target 2055 Fund	Dow Jones Target 2055 Index

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Global Index Advisors, Inc.

Portfolio managers

Rodney H. Alldredge

James P. Lauder

Paul T. Torregrosa, Ph.D.

The target date represents the year in which investors may likely begin withdrawing assets. The Funds gradually seek to reduce market risk as the target date approaches and after it arrives by decreasing equity exposure and increasing fixed income exposure. The principal value is not guaranteed at any time, including at the target date.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). These Funds are exposed to foreign investment risk, mortgage- and asset-backed securities risk, smaller-company investment risk, and allocation methodology risk (risk that the allocation methodology of the Dow Jones Target Date Index, whose total returns the Funds seek to approximate, before fees and expenses, will not meet an investor’s goals). Consult the prospectus for additional information on these and other risks.

Please see footnotes on page 17.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	5

Target Today Fund

Average annual total returns2 (%) as of August 31, 2013

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STWRX)	3-1-1994	(6.91)	2.92	3.66	(1.27)	4.15	4.27	1.08	0.81
Class B (WFOKX)*	8-1-1998	(7.01)	3.01	3.72	(2.01)	3.37	3.72	1.83	1.56
Class C (WFODX)	12-1-1998	(2.97)	3.35	3.49	(1.97)	3.35	3.49	1.83	1.56
Class R (WFRRX)	6-28-2013	–	–	–	(1.35)	4.08	4.24	1.33	1.06
Class R4 (WOTRX)	11-30-2012	–	–	–	(0.68)	4.68	4.80	0.75	0.45
Class R6 (WOTDX)**	6-30-2004	–	–	–	(0.68)	4.68	4.79	0.60	0.30
Administrator Class (WFLOX)	11-8-1999	–	–	–	(1.01)	4.33	4.52	0.92	0.65
Investor Class (WFBTX)	1-31-2007	–	–	–	(1.19)	4.28	4.48	1.14	0.86
Dow Jones Target Today Index[5]	–	–	–	–	(0.21)	5.17	5.38	–	–
Russell 3000® Index[6]	–	–	–	–	20.32	7.63	7.60	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	(2.47)	4.93	4.77	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.
**	On June 1, 2013, Institutional Class was renamed Class R6.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 17.

6	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2010 Fund

Average annual total returns8 (%) as of August 31, 2013

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STNRX)	3-1-1994	(5.69)	2.62	3.97	0.10	3.85	4.59	1.08	0.83
Class B (SPTBX)*	3-1-1997	(5.60)	2.73	4.04	(0.60)	3.09	4.04	1.83	1.58
Class C (WFOCX)	12-1-1998	(1.68)	3.08	3.81	(0.68)	3.08	3.81	1.83	1.58
Class R (WFARX)	6-28-2013	–	–	–	(0.06)	3.77	4.55	1.33	1.08
Class R4 (WFORX)	11-30-2012	–	–	–	0.50	4.38	5.09	0.75	0.47
Class R6 (WFOAX)**	6-30-2004	–	–	–	0.60	4.40	5.10	0.60	0.32
Administrator Class (WFLGX)	11-8-1999	–	–	–	0.26	4.04	4.84	0.92	0.67
Investor Class (WFCTX)	1-31-2007	–	–	–	0.15	3.99	4.80	1.14	0.88
Dow Jones Target 2010 Index[5]	–	–	–	–	1.17	4.86	6.15	–	–
Russell 3000® Index[6]	–	–	–	–	20.32	7.63	7.60	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	(2.47)	4.93	4.77	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.
**	On June 1, 2013, Institutional Class was renamed Class R6.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 17.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	7

Target 2015 Fund

Average annual total returns9 (%) as of August 31, 2013

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net[4]
Class A (WFACX)	11-30-2012	(3.45)	2.98	2.13	2.43	4.21	3.11	1.08	0.84
Class R (WFBRX)	6-28-2013	–	–	–	2.09	3.96	2.90	1.33	1.09
Class R4 (WFSRX)	11-30-2012	–	–	–	2.85	4.55	3.42	0.75	0.48
Class R6 (WFSCX)*	6-29-2007	–	–	–	2.82	4.54	3.42	0.60	0.33
Administrator Class (WFFFX)	6-29-2007	–	–	–	2.43	4.23	3.13	0.92	0.68
Investor Class (WFQEX)	6-29-2007	–	–	–	2.25	4.14	3.07	1.14	0.89
Dow Jones Target 2015 Index[5]	–	–	–	–	3.32	4.98	3.93	–	–
Russell 3000® Index[6]	–	–	–	–	20.32	7.63	3.95	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	(2.47)	4.93	5.29	–	–
*	On June 1, 2013, Institutional Class was renamed Class R6.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 17.

8	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2020 Fund

Average annual total returns2 (%) as of August 31, 2013

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STTRX)	3-1-1994	(1.20)	3.05	4.69	4.83	4.28	5.31	1.06	0.86
Class B (STPBX)*	3-1-1997	(0.97)	3.14	4.75	4.03	3.49	4.75	1.81	1.61
Class C (WFLAX)	12-1-1998	3.13	3.51	4.53	4.13	3.51	4.53	1.81	1.61
Class R (WFURX)	6-28-2013	–	–	–	4.74	4.21	5.28	1.31	1.11
Class R4 (WFLRX)	11-30-2012	–	–	–	5.37	4.81	5.85	0.73	0.50
Class R6 (WFOBX)**	6-30-2004	–	–	–	5.39	4.82	5.85	0.58	0.35
Administrator Class (WFLPX)	11-8-1999	–	–	–	5.07	4.49	5.58	0.90	0.70
Investor Class (WFDTX)	1-31-2007	–	–	–	4.97	4.42	5.54	1.12	0.91
Dow Jones Target 2020 Index[5]	–	–	–	–	5.94	5.20	7.23	–	–
Russell 3000® Index[6]	–	–	–	–	20.32	7.63	7.60	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	(2.47)	4.93	4.77	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.
**	On June 1, 2013, Institutional Class was renamed Class R6.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 17.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	9

Target 2025 Fund

Average annual total returns10 (%) as of August 31, 2013

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net[4]
Class A (WFAYX)	11-30-2012	1.63	3.63	1.73	7.82	4.87	2.71	1.06	0.86
Class R (WFHRX)	6-28-2013	–	–	–	7.58	4.63	2.51	1.31	1.11
Class R4 (WFGRX)	11-30-2012	–	–	–	8.26	5.22	3.02	0.73	0.50
Class R6 (WFTYX)*	6-29-2007	–	–	–	8.32	5.23	3.03	0.59	0.35
Administrator Class (WFTRX)	6-29-2007	–	–	–	7.83	4.88	2.75	0.90	0.70
Investor Class (WFGYX)	6-29-2007	–	–	–	7.76	4.83	2.69	1.12	0.91
Dow Jones Target 2025 Index[5]	–	–	–	–	8.74	5.55	3.43	–	–
Russell 3000® Index[6]	–	–	–	–	20.32	7.63	3.95	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	(2.47)	4.93	5.29	–	–
*	On June 1, 2013, Institutional Class was renamed Class R6.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 17.

10	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2030 Fund

Average annual total returns2 (%) as of August 31, 2013

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STHRX)	3-1-1994	4.12	3.76	5.36	10.45	5.00	5.99	1.07	0.87
Class B (SGPBX)*	3-1-1997	4.63	3.88	5.43	9.63	4.22	5.43	1.82	1.62
Class C (WFDMX)	12-1-1998	8.65	4.22	5.20	9.65	4.22	5.20	1.82	1.62
Class R (WFJRX)	6-28-2013	–	–	–	10.36	4.93	5.95	1.32	1.12
Class R4 (WTHRX)	11-30-2012	–	–	–	11.03	5.54	6.51	0.74	0.51
Class R6 (WFOOX)**	6-30-2004	–	–	–	11.04	5.54	6.51	0.59	0.36
Administrator Class (WFLIX)	11-8-1999	–	–	–	10.65	5.21	6.25	0.91	0.71
Investor Class (WFETX)	1-31-2007	–	–	–	10.53	5.14	6.20	1.13	0.92
Dow Jones Target 2030 Index[5]	–	–	–	–	11.48	5.84	8.23	–	–
Russell 3000® Index[6]	–	–	–	–	20.32	7.63	7.60	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	(2.47)	4.93	4.77	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.
**	On June 1, 2013, Institutional Class was renamed Class R6.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 17.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	11

Target 2035 Fund

Average annual total returns10 (%) as of August 31, 2013

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net[4]
Class A (WFQBX)	11-30-2012	6.54	4.33	1.62	13.00	5.58	2.60	1.09	0.88
Class R (WFKRX)	6-28-2013	–	–	–	12.61	5.22	2.32	1.34	1.13
Class R4 (WTTRX)	11-30-2012	–	–	–	13.39	5.91	2.90	0.76	0.52
Class R6 (WFQRX)*	6-29-2007	–	–	–	13.46	5.93	2.91	0.61	0.37
Administrator Class (WFQWX)	6-29-2007	–	–	–	13.04	5.49	2.57	0.93	0.72
Investor Class (WFQTX)	6-29-2007	–	–	–	12.91	5.43	2.52	1.15	0.93
Dow Jones Target 2035 Index[5]	–	–	–	–	13.89	6.09	3.17	–	–
Russell 3000® Index[6]	–	–	–	–	20.32	7.63	3.95	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	(2.47)	4.93	5.29	–	–
*	On June 1, 2013, Institutional Class was renamed Class R6.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 17.

12	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2040 Fund

Average annual total returns2 (%) as of August 31, 2013

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STFRX)	3-1-1994	8.08	4.29	5.96	14.70	5.53	6.59	1.08	0.88
Class B (SLPBX)*	3-1-1997	8.76	4.38	6.02	13.76	4.72	6.02	1.83	1.63
Class C (WFOFX)	7-1-1998	12.77	4.73	5.79	13.77	4.73	5.79	1.83	1.63
Class R (WFMRX)	6-28-2013	–	–	–	14.54	5.45	6.55	1.33	1.13
Class R4 (WTFRX)	11-30-2012	–	–	–	15.11	6.03	7.11	0.75	0.52
Class R6 (WFOSX)**	6-30-2004	–	–	–	15.22	6.06	7.12	0.60	0.37
Administrator Class (WFLWX)	11-8-1999	–	–	–	14.82	5.72	6.85	0.92	0.72
Investor Class (WFFTX)	1-31-2007	–	–	–	14.71	5.65	6.80	1.14	0.93
Dow Jones Target 2040 Index[5]	–	–	–	–	15.65	6.31	8.64	–	–
Russell 3000® Index[6]	–	–	–	–	20.32	7.63	7.60	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	(2.47)	4.93	4.77	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.
**	On June 1, 2013, Institutional Class was renamed Class R6.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 17.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	13

Target 2045 Fund

Average annual total returns10 (%) as of August 31, 2013

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net[4]
Class A (WFQVX)	11-30-2012	9.09	4.79	1.83	15.70	6.03	2.82	1.12	0.88
Class R (WFNRX)	6-28-2013	–	–	–	15.39	5.76	2.56	1.37	1.13
Class R4 (WFFRX)	11-30-2012	–	–	–	16.21	6.39	3.13	0.79	0.52
Class R6 (WFQPX)*	6-29-2007	–	–	–	16.08	6.36	3.12	0.64	0.37
Administrator Class (WFQYX)	6-29-2007	–	–	–	15.71	6.05	2.83	0.96	0.72
Investor Class (WFQSX)	6-29-2007	–	–	–	15.47	5.94	2.73	1.18	0.93
Dow Jones Target 2045 Index[5]	–	–	–	–	16.56	6.48	3.33	–	–
Russell 3000® Index[6]	–	–	–	–	20.32	7.63	3.95	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	(2.47)	4.93	5.29	–	–
*	On June 1, 2013, Institutional Clas was renamed Class R6.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 17.

14	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2050 Fund

Average annual total returns11 (%) as of August 31, 2013

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net[4]
Class A (WFQAX)	11-30-2012	9.13	4.72	1.82	15.75	5.98	2.80	1.10	0.88
Class C (WFQCX)	11-30-2012	13.88	5.19	2.03	14.88	5.19	2.03	1.85	1.63
Class R (WFWRX)	6-28-2013	–	–	–	15.45	5.72	2.55	1.35	1.13
Class R4 (WQFRX)	11-30-2012	–	–	–	16.16	6.32	3.11	0.77	0.52
Class R6 (WFQFX)*	6-29-2007	–	–	–	16.25	6.34	3.12	0.62	0.37
Administrator Class (WFQDX)	6-29-2007	–	–	–	15.89	6.00	2.80	0.94	0.72
Investor Class (WFQGX)	6-29-2007	–	–	–	15.64	5.91	2.73	1.16	0.93
Dow Jones Target 2050 Index[5]	–	–	–	–	16.66	6.50	3.34	–	–
Russell 3000® Index[6]	–	–	–	–	20.32	7.63	3.95	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	(2.47)	4.93	5.29	–	–

*	On June 1, 2013, Institutional Class was renamed Class R6.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 17.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	15

Target 2055 Fund

Average annual total returns10 (%) as of August 31, 2013

		Including sales charge		Excluding sales charge		Expense ratios[3] (%)
	Inception date	1 year	Since inception	1 year	Since inception	Gross	Net[4]
Class A (WFQZX)	11-30-2012	9.08	3.97	15.77	6.85	1.60	0.88
Class R (WFYRX)	6-28-2013	–	–	15.49	6.31	1.85	1.13
Class R4 (WFVRX)	11-30-2012	–	–	16.18	7.23	1.27	0.52
Class R6 (WFQUX)*	6-30-2011	–	–	16.19	7.23	1.12	0.37
Administrator Class (WFLHX)	6-30-2011	–	–	15.84	6.90	1.44	0.72
Investor Class (WFQHX)	6-30-2011	–	–	15.68	6.81	1.66	0.93
Dow Jones Target 2055 Index[5]	–	–	–	16.66	7.37	–	–
Russell 3000® Index[6]	–	–	–	20.32	12.58	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	(2.47)	2.87	–	–
*	On June 1, 2013, Institutional Class was renamed Class R6.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 17.

16	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Portfolio allocation12 as of August 31, 2013

Target Today Fund	Target 2010 Fund	Target 2015 Fund

Target 2020 Fund	Target 2025 Fund	Target 2030 Fund

Target 2035 Fund	Target 2040 Fund	Target 2045 Fund

Please see footnotes on page 17.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	17

Target 2050 Fund	Target 2055 Fund

1.	The Funds are gateway funds that invest in various master portfolios which in turn invest in a combination of equity, fixed income, and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target Date Indexes that have the same target year as the Funds. References to the investment activities of the Funds are intended to refer to the investment activities of the underlying master portfolios in which the Funds invest.

2.	Historical performance shown for Class R shares prior to their inception reflects the performance of the Class A shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares and includes the expenses applicable to Class R6. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses. Historical performance shown for Class R6 shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. Historical performance shown for Investor Class shares prior to their inception reflects the performance of Administrator Class shares and has been adjusted to reflect the higher expenses applicable to Investor Class shares (except during those periods in which expenses of the Investor Class would have been lower than those of Administrator Class no such adjustment is reflected).

3.	Reflects the expense ratios as stated in the most recent prospectuses.

4.	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. Without this cap, the Fund’s returns would have been lower.

5.	The Dow Jones Target Date Indexes (each an “index” or collectively the “indexes”) are a series of indexes designed as benchmarks for multi-asset class portfolios with risk profiles that became more conservative over time. The index weightings among the major asset classes are adjusted monthly based on a published set of index rules. The indexes with longer time horizons have higher allocations to equity securities, while the indexes with shorter time horizons replace some of their stock allocations with allocations to fixed income securities and money market instruments. You cannot invest directly in an index.

6.	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

7.	The Barclays U.S. Aggregate Bond Index is composed of the Barclays Government/Credit Index and the Barclays U.S.Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

8.	Historical performance shown for Class R shares prior to their inception reflects the performance of Class A shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class R6 shares at that time. If these expenses had not been included, returns would be higher. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses. Historical performance shown for Class R6 shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. Historical performance shown for Investor Class shares prior to their inception reflects the performance of Administrator Class shares and has been adjusted to reflect the higher expenses applicable to Investor Class shares (except during those periods in which expenses of Investor Class would have been lower than those of Administrator Class no such adjustment is reflected).

9.	Historical performance shown for Class R shares prior to their inception reflects the performance of Investor Class shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class A shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class A shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class R6 shares at that time. If these expenses had not been included, returns would be higher. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013 reflects Institutional Class performance and expenses. Historical performance shown for Class R6 shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares.

10.	Historical performance shown for Class R shares prior to their inception reflects the performance of Investor Class shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class A shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class A shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares and includes the expenses applicable to Class R6. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses. Historical performance shown for Class R6 shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares.

11.	Historical performance shown for Class R shares prior to their inception reflects the performance of Investor Class shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class A and Class C shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class A and Class C shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares and includes the expenses applicable to Class R6. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses. Historical performance shown for Class R6 shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares.

12.	Each chart represents the composite of the portfolio allocations of the master portfolios in which the Fund invests and is calculated based on the total investments of the master portfolios. Portfolio holdings are subject to change and may have changed since the date specified. See Portfolio of investments or Summary portfolio of investments of each master portfolio which is also included in this report.

18	Wells Fargo Advantage Dow Jones Target Date Funds	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from March 1, 2013 to August 31, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Target Today Fund	Beginning account value 3-1-2013	Ending account value 8-31-2013	Expenses paid during the period¹	Net annual expense ratio
Class A
Actual	$1,000.00	$984.30	$4.45	0.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.72	$4.53	0.89%
Class B
Actual	$1,000.00	$980.28	$8.19	1.64%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.94	$8.34	1.64%
Class C
Actual	$1,000.00	$980.14	$8.19	1.64%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.94	$8.34	1.64%
Class R
Actual	$1,000.00	$983.97	$5.30	1.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.86	$5.40	1.06%
Class R4
Actual	$1,000.00	$986.41	$2.25	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.29	0.45%
Class R6[2]
Actual	$1,000.00	$986.93	$2.05	0.41%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.14	$2.09	0.41%
Administrator Class
Actual	$1,000.00	$985.28	$3.65	0.73%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.53	$3.72	0.73%
Investor Class
Actual	$1,000.00	$984.01	$4.30	0.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.87	$4.38	0.86%

Please see footnotes on page 23.

Fund expenses (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	19

Target 2010 Fund	Beginning account value 3-1-2013	Ending account value 8-31-2013	Expenses paid during the period¹	Net annual expense ratio
Class A
Actual	$1,000.00	$988.72	$4.56	0.91%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.62	$4.63	0.91%
Class B
Actual	$1,000.00	$985.11	$8.36	1.67%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.79	$8.49	1.67%
Class C
Actual	$1,000.00	$985.16	$8.31	1.66%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.84	$8.44	1.66%
Class R
Actual	$1,000.00	$987.68	$5.41	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.76	$5.50	1.08%
Class R4
Actual	$1,000.00	$990.32	$2.36	0.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.84	$2.40	0.47%
Class R6[2]
Actual	$1,000.00	$991.07	$2.16	0.43%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	$2.19	0.43%
Administrator Class
Actual	$1,000.00	$989.57	$3.76	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82	0.75%
Investor Class
Actual	$1,000.00	$988.81	$4.46	0.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.72	$4.53	0.89%
Target 2015 Fund
Class A
Actual	$1,000.00	$996.57	$4.23	0.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.97	$4.28	0.84%
Class R
Actual	$1,000.00	$995.35	$5.48	1.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.71	$5.55	1.09%
Class R4
Actual	$1,000.00	$998.58	$2.42	0.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.79	$2.45	0.48%
Class R6[2]
Actual	$1,000.00	$998.98	$2.12	0.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.09	$2.14	0.42%
Administrator Class
Actual	$1,000.00	$998.30	$3.83	0.76%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	$3.87	0.76%
Investor Class
Actual	$1,000.00	$995.97	$4.53	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.67	$4.58	0.90%

Please see footnotes on page 23.

20	Wells Fargo Advantage Dow Jones Target Date Funds	Fund expenses (unaudited)

Target 2020 Fund	Beginning account value 3-1-2013	Ending account value 8-31-2013	Expenses paid during the period¹	Net annual expense ratio
Class A
Actual	$1,000.00	$1,006.88	$4.75	0.94%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.47	$4.79	0.94%
Class B
Actual	$1,000.00	$1,002.76	$8.58	1.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.64	$8.64	1.70%
Class C
Actual	$1,000.00	$1,003.45	$8.48	1.68%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.74	$8.54	1.68%
Class R
Actual	$1,000.00	$1,006.55	$5.61	1.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.61	$5.65	1.11%
Class R4
Actual	$1,000.00	$1,009.48	$2.53	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.55	0.50%
Class R6[2]
Actual	$1,000.00	$1,009.48	$2.23	0.44%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.99	$2.24	0.44%
Administrator Class
Actual	$1,000.00	$1,008.15	$3.95	0.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.27	$3.97	0.78%
Investor Class
Actual	$1,000.00	$1,007.47	$4.60	0.91%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.62	$4.63	0.91%
Target 2025 Fund
Class A
Actual	$1,000.00	$1,018.37	$4.38	0.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.87	$4.38	0.86%
Class R
Actual	$1,000.00	$1,017.12	$5.64	1.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.61	$5.65	1.11%
Class R4
Actual	$1,000.00	$1,019.53	$2.55	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.55	0.50%
Class R6[2]
Actual	$1,000.00	$1,020.88	$2.19	0.43%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	$2.19	0.43%
Administrator Class
Actual	$1,000.00	$1,019.17	$3.92	0.77%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.92	0.77%
Investor Class
Actual	$1,000.00	$1,017.79	$4.63	0.91%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.62	$4.63	0.91%

Please see footnotes on page 23.

Fund expenses (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	21

Target 2030 Fund	Beginning account value 3-1-2013	Ending account value 8-31-2013	Expenses paid during the period¹	Net annual expense ratio
Class A
Actual	$1,000.00	$1,028.62	$4.86	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.42	$4.84	0.95%
Class B
Actual	$1,000.00	$1,024.48	$8.67	1.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.64	$8.64	1.70%
Class C
Actual	$1,000.00	$1,024.43	$8.62	1.69%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.69	$8.59	1.69%
Class R
Actual	$1,000.00	$1,028.29	$5.73	1.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.56	$5.70	1.12%
Class R4
Actual	$1,000.00	$1,030.98	$2.61	0.51%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	$2.60	0.51%
Class R6[2]
Actual	$1,000.00	$1,031.47	$2.30	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.29	0.45%
Administrator Class
Actual	$1,000.00	$1,029.69	$4.04	0.79%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	$4.02	0.79%
Investor Class
Actual	$1,000.00	$1,028.76	$4.70	0.92%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.57	$4.69	0.92%
Target 2035 Fund
Class A
Actual	$1,000.00	$1,037.27	$4.52	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.77	$4.48	0.88%
Class R
Actual	$1,000.00	$1,035.97	$5.80	1.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.51	$5.75	1.13%
Class R4
Actual	$1,000.00	$1,039.62	$2.67	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.65	0.52%
Class R6[2]
Actual	$1,000.00	$1,040.00	$2.31	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.29	0.45%
Administrator Class
Actual	$1,000.00	$1,038.17	$4.06	0.79%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	$4.02	0.79%
Investor Class
Actual	$1,000.00	$1,037.65	$4.78	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.52	$4.74	0.93%

Please see footnotes on page 23.

22	Wells Fargo Advantage Dow Jones Target Date Funds	Fund expenses (unaudited)

Target 2040 Fund	Beginning account value 3-1-2013	Ending account value 8-31-2013	Expenses paid during the period¹	Net annual expense ratio
Class A
Actual	$1,000.00	$1,044.66	$4.95	0.96%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.37	$4.89	0.96%
Class B
Actual	$1,000.00	$1,040.37	$8.79	1.71%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.59	$8.69	1.71%
Class C
Actual	$1,000.00	$1,040.04	$8.74	1.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.64	$8.64	1.70%
Class R
Actual	$1,000.00	$1,043.72	$5.82	1.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.51	$5.75	1.13%
Class R4
Actual	$1,000.00	$1,046.45	$2.68	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.65	0.52%
Class R6[2]
Actual	$1,000.00	$1,047.24	$2.43	0.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.84	$2.40	0.47%
Administrator Class
Actual	$1,000.00	$1,045.30	$4.07	0.79%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	$4.02	0.79%
Investor Class
Actual	$1,000.00	$1,044.45	$4.79	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.52	$4.74	0.93%
Target 2045 Fund
Class A
Actual	$1,000.00	$1,048.53	$4.54	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.77	$4.48	0.88%
Class R
Actual	$1,000.00	$1,047.17	$5.83	1.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.51	$5.75	1.13%
Class R4
Actual	$1,000.00	$1,050.80	$2.69	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.65	0.52%
Class R6[2]
Actual	$1,000.00	$1,050.42	$2.38	0.46%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.89	$2.35	0.46%
Administrator Class
Actual	$1,000.00	$1,048.37	$4.08	0.79%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	$4.02	0.79%
Investor Class
Actual	$1,000.00	$1,046.88	$4.80	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.52	$4.74	0.93%

Please see footnotes on page 23.

Fund expenses (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	23

Target 2050 Fund	Beginning account value 3-1-2013	Ending account value 8-31-2013	Expenses paid during the period¹	Net annual expense ratio
Class A
Actual	$1,000.00	$1,048.29	$4.54	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.77	$4.48	0.88%
Class C
Actual	$1,000.00	$1,044.07	$8.40	1.63%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.99	$8.29	1.63%
Class R
Actual	$1,000.00	$1,047.52	$5.83	1.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.51	$5.75	1.13%
Class R4
Actual	$1,000.00	$1,049.74	$2.69	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.65	0.52%
Class R6[2]
Actual	$1,000.00	$1,051.36	$2.38	0.46%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.89	$2.35	0.46%
Administrator Class
Actual	$1,000.00	$1,049.73	$4.08	0.79%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	$4.02	0.79%
Investor Class
Actual	$1,000.00	$1,048.21	$4.80	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.52	$4.74	0.93%
Target 2055 Fund
Class A
Actual	$1,000.00	$1,048.77	$4.54	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.77	$4.48	0.88%
Class R
Actual	$1,000.00	$1,047.45	$5.83	1.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.51	$5.75	1.13%
Class R4
Actual	$1,000.00	$1,050.43	$2.69	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.65	0.52%
Class R6[2]
Actual	$1,000.00	$1,050.46	$2.27	0.44%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.99	$2.24	0.44%
Administrator Class
Actual	$1,000.00	$1,048.94	$4.08	0.79%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	$4.02	0.79%
Investor Class
Actual	$1,000.00	$1,048.14	$4.80	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.52	$4.74	0.93%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

2.	On June 1, 2013, Institutional Class was renamed Class R6.

24	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolios of investments—August 31, 2013 (unaudited)

TARGET TODAY FUND

Security name	Value

Investment Companies: 101.04%

Affiliated Master Portfolios: 101.04%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$592,986,315
Wells Fargo Advantage Diversified Stock Portfolio	122,566,909
Wells Fargo Advantage Short-Term Investment Portfolio	115,860,121

Total Investment Companies (Cost $802,441,959)	831,413,345

Total investments in securities
(Cost $802,441,959) *	101.04%	831,413,345
Other assets and liabilities, net	(1.04)	(8,586,404)

Total net assets	100.00%	$822,826,941

*	Cost for federal income tax purposes is $804,442,858 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$26,970,487
Gross unrealized depreciation	0

Net unrealized appreciation	$26,970,487

TARGET 2010 FUND

Security name	Value

Investment Companies: 99.98%

Affiliated Master Portfolios: 99.98%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$580,430,371
Wells Fargo Advantage Diversified Stock Portfolio	144,970,782
Wells Fargo Advantage Short-Term Investment Portfolio	30,497,507

Total Investment Companies (Cost $703,155,940)	755,898,660

Total investments in securities
(Cost $703,155,940) *	99.98%	755,898,660
Other assets and liabilities, net	0.02	165,460

Total net assets	100.00%	$756,064,120

*	Cost for federal income tax purposes is $711,410,842 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$44,487,818
Gross unrealized depreciation	0

Net unrealized appreciation	$44,487,818

The accompanying notes are an integral part of these financial statements.

Portfolios of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	25

TARGET 2015 FUND

Security name	Value

Investment Companies: 99.99%

Affiliated Master Portfolios: 99.99%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$619,656,890
Wells Fargo Advantage Diversified Stock Portfolio	258,137,688
Wells Fargo Advantage Short-Term Investment Portfolio	36,972,887

Total Investment Companies (Cost $865,208,527)	914,767,465

Total investments in securities (Cost $865,208,527) *	99.99%	914,767,465
Other assets and liabilities, net	0.01	119,766

Total net assets	100.00%	$914,887,231

*	Cost for federal income tax purposes is $867,256,346 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$47,511,119
Gross unrealized depreciation	0

Net unrealized appreciation	$47,511,119

TARGET 2020 FUND

Security name	Value

Investment Companies: 99.97%

Affiliated Master Portfolios: 99.97%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$1,461,619,672
Wells Fargo Advantage Diversified Stock Portfolio	1,093,532,657
Wells Fargo Advantage Short-Term Investment Portfolio	107,906,531

Total Investment Companies (Cost $2,450,852,041)	2,663,058,860

Total investments in securities (Cost $2,450,852,041) *	99.97%	2,663,058,860
Other assets and liabilities, net	0.03	860,077

Total net assets	100.00%	$2,663,918,937

*	Cost for federal income tax purposes is $2,472,298,542 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$190,760,318
Gross unrealized depreciation	0

Net unrealized appreciation	$190,760,318

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolios of investments—August 31, 2013 (unaudited)

TARGET 2025 FUND

Security name	Value

Investment Companies: 99.99%

Affiliated Master Portfolios: 99.99%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$896,010,478
Wells Fargo Advantage Diversified Stock Portfolio	1,156,050,056
Wells Fargo Advantage Short-Term Investment Portfolio	86,890,290

Total Investment Companies (Cost $1,915,288,322)	2,138,950,824

Total investments in securities
(Cost $1,915,288,322) *	99.99%	2,138,950,824
Other assets and liabilities, net	0.01	139,167

Total net assets	100.00%	$2,139,089,991

*	Cost for federal income tax purposes is $1,923,031,110 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$215,919,714
Gross unrealized depreciation	0

Net unrealized appreciation	$215,919,714

TARGET 2030 FUND

Security name	Value

Investment Companies: 99.90%

Affiliated Master Portfolios: 99.90%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$737,574,553
Wells Fargo Advantage Diversified Stock Portfolio	1,662,002,758
Wells Fargo Advantage Short-Term Investment Portfolio	101,861,740

Total Investment Companies (Cost $2,226,257,301)	2,501,439,051

Total investments in securities
(Cost $2,226,257,301) *	99.90%	2,501,439,051
Other assets and liabilities, net	0.10	2,460,234

Total net assets	100.00%	$2,503,899,285

*	Cost for federal income tax purposes is $2,244,824,454 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$256,614,597
Gross unrealized depreciation	0

Net unrealized appreciation	$256,614,597

The accompanying notes are an integral part of these financial statements.

Portfolios of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	27

TARGET 2035 FUND

Security name	Value

Investment Companies: 99.90%

Affiliated Master Portfolios: 99.90%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$206,844,980
Wells Fargo Advantage Diversified Stock Portfolio	850,241,288
Wells Fargo Advantage Short-Term Investment Portfolio	44,970,843

Total Investment Companies (Cost $955,903,992)	1,102,057,111

Total investments in securities
(Cost $955,903,992) *	99.90%	1,102,057,111
Other assets and liabilities, net	0.10	1,077,454

Total net assets	100.00%	$1,103,134,565

*	Cost for federal income tax purposes is $960,904,111 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$141,153,000
Gross unrealized depreciation	0

Net unrealized appreciation	$141,153,000

TARGET 2040 FUND

Security name	Value

Investment Companies: 99.83%

Affiliated Master Portfolios: 99.83%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$189,688,291
Wells Fargo Advantage Diversified Stock Portfolio	1,488,575,861
Wells Fargo Advantage Short Term Investment Portfolio	71,511,888

Total Investment Companies (Cost $1,517,836,981)	1,749,776,040

Total investments in securities
(Cost $1,517,836,981) *	99.83%	1,749,776,040
Other assets and liabilities, net	0.17	3,006,842

Total net assets	100.00%	$1,752,782,882

*	Cost for federal income tax purposes is $1,531,167,772 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$218,608,268
Gross unrealized depreciation	0

Net unrealized appreciation	$218,608,268

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolios of investments—August 31, 2013 (unaudited)

TARGET 2045 FUND

Security name	Value

Investment Companies: 99.75%

Affiliated Master Portfolios: 99.75%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$37,441,413
Wells Fargo Advantage Diversified Stock Portfolio	509,501,226
Wells Fargo Advantage Short-Term Investment Portfolio	23,325,733

Total Investment Companies (Cost $485,666,402)	570,268,372

Total investments in securities (Cost $485,666,402) *	99.75%	570,268,372
Other assets and liabilities, net	0.25	1,415,522

Total net assets	100.00%	$571,683,894

*	Cost for federal income tax purposes is $488,295,570 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$81,972,802
Gross unrealized depreciation	0

Net unrealized appreciation	$81,972,802

TARGET 2050 FUND

Security name	Value

Investment Companies: 99.68%

Affiliated Master Portfolios: 99.68%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$63,104,860
Wells Fargo Advantage Diversified Stock Portfolio	951,756,660
Wells Fargo Advantage Short-Term Investment Portfolio	43,286,569

Total Investment Companies (Cost $906,496,696)	1,058,148,089

Total investments in securities (Cost $906,496,696) *	99.68%	1,058,148,089
Other assets and liabilities, net	0.32	3,350,268

Total net assets	100.00%	$1,061,498,357

*	Cost for federal income tax purposes is $912,753,084 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$145,395,005
Gross unrealized depreciation	0

Net unrealized appreciation	$145,395,005

The accompanying notes are an integral part of these financial statements.

Portfolios of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	29

TARGET 2055 FUND

Security name	Value

Investment Companies: 99.29%

Affiliated Master Portfolios: 99.29%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$4,349,728
Wells Fargo Advantage Diversified Stock Portfolio	65,603,236
Wells Fargo Advantage Short-Term Investment Portfolio	2,983,682

Total Investment Companies (Cost $68,940,470)	72,936,646

Total investments in securities (Cost $68,940,470) *	99.29%	72,936,646
Other assets and liabilities, net	0.71	522,625

Total net assets	100.00%	$73,459,271

*	Cost for federal income tax purposes is $68,730,776 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$4,205,870
Gross unrealized depreciation	0

Net unrealized appreciation	$4,205,870

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of assets and liabilities—August 31, 2013 (unaudited)

	Target Today Fund	Target 2010 Fund	Target 2015 Fund	Target 2020 Fund

Assets
Investments in affiliated investment companies, at value (see cost below)	$831,413,345	$755,898,660	$914,767,465	$2,663,058,860
Receivable for Fund shares sold	1,347,940	1,476,079	2,046,920	7,880,495
Receivable from adviser	0	0	0	0
Prepaid expenses and other assets	50,946	55,849	83,048	91,357

Total assets	832,812,231	757,430,588	916,897,433	2,671,030,712

Liabilities
Payable for Fund shares redeemed	9,726,996	1,095,233	1,731,837	6,184,201
Advisory fee payable	31,210	41,893	60,287	250,872
Distribution fees payable	3,077	2,151	6	3,722
Due to other related parties	112,083	101,054	119,074	337,093
Shareholder servicing fees payable	86,245	88,731	83,454	283,587
Accrued expenses and other liabilities	25,679	37,406	15,544	52,300

Total liabilities	9,985,290	1,366,468	2,010,202	7,111,775

Total net assets	$822,826,941	$756,064,120	$914,887,231	$2,663,918,937

NET ASSETS CONSIST OF
Paid-in capital	$788,055,842	$696,495,952	$853,195,129	$2,405,437,061
Undistributed net investment income	2,602,142	7,925,817	2,964,881	24,475,327
Accumulated net realized gains (losses) on investments	3,197,571	(1,100,369)	9,168,283	21,799,730
Net unrealized gains on investments	28,971,386	52,742,720	49,558,938	212,206,819

Total net assets	$822,826,941	$756,064,120	$914,887,231	$2,663,918,937

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$18,112,813	$33,352,496	$155,622	$74,085,812
Shares outstanding – Class A	1,707,117	2,536,474	15,537	5,062,735
Net asset value per share – Class A	$10.61	$13.15	$10.02	$14.63
Maximum offering price per share – Class A2	$11.26	$13.95	$10.63	$15.52
Net assets – Class B	$69,786	$214,275	N/A	$335,164
Shares outstanding – Class B	6,327	16,202	N/A	23,091
Net asset value per share – Class B	$11.03	$13.23	N/A	$14.51
Net assets – Class C	$4,288,410	$2,903,399	N/A	$5,069,572
Shares outstanding – Class C	395,172	218,625	N/A	348,756
Net asset value per share – Class C	$10.85	$13.28	N/A	$14.54
Net assets – Class R	$25,085	$25,114	$25,169	$25,261
Shares outstanding – Class R	2,365	1,911	2,480	1,727
Net asset value per share – Class R	$10.61	$13.14	$10.15	$14.63
Net assets – Class R4	$366,861,987	$209,731,226	$138,049,965	$755,143,967
Share outstanding – Class R4	33,823,901	15,764,366	13,753,591	50,660,337
Net asset value per share – Class R4	$10.85	$13.30	$10.04	$14.91
Net assets – Class R6	$234,313,909	$241,734,641	$468,841,309	$969,750,776
Share outstanding – Class R6	21,629,850	18,160,540	46,757,778	65,048,872
Net asset value per share – Class R6	$10.83	$13.31	$10.03	$14.91
Net assets – Administrator Class	$121,990,467	$211,680,307	$188,576,811	$679,332,987
Shares outstanding – Administrator Class	11,277,015	15,936,561	18,587,280	45,759,521
Net asset value per share – Administrator Class	$10.82	$13.28	$10.15	$14.85
Net assets – Investor Class	$77,164,484	$56,422,662	$119,238,355	$180,175,398
Shares outstanding – Investor Class	7,146,003	4,259,278	11,745,436	12,152,526
Net asset value per share – Investor Class	$10.80	$13.25	$10.15	$14.83

Investments in affiliated investment companies, at cost	$802,441,959	$703,155,940	$865,208,527	$2,450,852,041

1.	Each Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—August 31, 2013 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	31

Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund

$2,138,950,824	$2,501,439,051	$1,102,057,111	$1,749,776,040	$570,268,372	$1,058,148,089	$72,936,646
4,481,456	7,554,823	3,619,381	6,871,644	3,027,081	6,210,697	701,009
0	0	0	0	0	0	8,614
101,292	87,139	94,681	83,819	82,933	79,965	62,885

2,143,533,572	2,509,081,013	1,105,771,173	1,756,731,503	573,378,386	1,064,438,751	73,709,154

3,838,976	4,316,284	2,261,019	3,318,216	1,493,242	2,637,014	225,652
194,547	257,816	110,710	191,370	49,494	107,465	0
6	2,907	6	3,332	6	28	6
249,666	317,172	153,132	229,346	82,616	112,967	6,974
141,757	262,505	103,560	187,840	57,371	71,139	3,149
18,629	25,044	8,181	18,517	11,763	11,781	14,102

4,443,581	5,181,728	2,636,608	3,948,621	1,694,492	2,940,394	249,883

$2,139,089,991	$2,503,899,285	$1,103,134,565	$1,752,782,882	$571,683,894	$1,061,498,357	$73,459,271

$1,870,502,558	$2,182,476,712	$926,632,321	$1,479,342,349	$468,974,477	$881,153,355	$67,865,393
5,380,372	5,449,334	2,455,339	2,954,442	1,245,885	1,961,301	198,731
39,544,559	40,791,489	27,893,786	38,547,032	16,861,562	26,732,308	1,398,971
223,662,502	275,181,750	146,153,119	231,939,059	84,601,970	151,651,393	3,996,176

$2,139,089,991	$2,503,899,285	$1,103,134,565	$1,752,782,882	$571,683,894	$1,061,498,357	$73,459,271

$562,830	$61,770,181	$119,203	$105,772,361	$22,236	$18,021	$18,507
55,879	3,944,725	11,576	6,018,099	2,098	1,779	1,628
$10.07	$15.66	$10.30	$17.58	$10.60	$10.13	$11.37
$10.68	$16.62	$10.93	$18.65	$11.25	$10.75	$12.06
N/A	$332,466	N/A	$559,059	N/A	N/A	N/A
N/A	21,563	N/A	33,243	N/A	N/A	N/A
N/A	$15.42	N/A	$16.82	N/A	N/A	N/A
N/A	$3,917,296	N/A	$3,762,932	N/A	$31,816	N/A
N/A	255,527	N/A	226,233	N/A	3,146	N/A
N/A	$15.33	N/A	$16.63	N/A	$10.11	N/A
$25,346	$25,431	$25,497	$25,557	$25,572	$25,585	$25,586
2,513	1,624	2,461	1,454	2,392	2,523	2,271
$10.09	$15.66	$10.36	$17.58	$10.69	$10.14	$11.27
$270,483,141	$760,515,903	$210,182,442	$552,481,561	$130,345,527	$254,270,764	$13,873,702
26,800,036	47,951,475	20,390,637	30,846,984	12,276,294	25,065,667	1,217,927
$10.09	$15.86	$10.31	$17.91	$10.62	$10.14	$11.39
$1,365,933,418	$899,651,325	$532,942,277	$600,066,049	$252,282,630	$598,946,835	$51,141,054
135,416,872	56,774,313	51,702,752	33,508,593	23,797,533	59,069,803	4,497,093
$10.09	$15.85	$10.31	$17.91	$10.60	$10.14	$11.37
$293,062,412	$603,022,527	$192,980,527	$390,408,405	$98,945,354	$160,842,620	$6,069,557
28,990,308	38,047,112	18,671,129	21,832,347	9,281,572	15,898,752	534,014
$10.11	$15.85	$10.34	$17.88	$10.66	$10.12	$11.37
$209,022,844	$174,664,156	$166,884,619	$99,706,958	$90,062,575	$47,362,716	$2,330,865
20,707,635	11,050,101	16,100,130	5,586,657	8,429,486	4,669,139	206,733
$10.09	$15.81	$10.37	$17.85	$10.68	$10.14	$11.27

$1,915,288,322	$2,226,257,301	$955,903,992	$1,517,836,981	$485,666,402	$906,496,696	$68,940,470

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of operations—six months ended August 31, 2013 (unaudited)

	Target Today Fund	Target 2010 Fund	Target 2015 Fund	Target 2020 Fund

Investment income
Interest allocated from affiliated Master Portfolios**	$8,278,750	$7,165,097	$7,783,897	$16,864,943
Dividends allocated from affiliated Master Portfolios*	1,584,851	1,973,454	3,593,027	13,252,431
Securities lending income allocated from affiliated Master Portfolios	55,035	68,878	124,611	449,227
Expenses allocated from affiliated Master Portfolios	(992,841)	(900,856)	(1,135,272)	(3,037,855)
Waivers allocated from affiliated Master Portfolios	36,286	37,708	55,834	171,916

Total investment income	8,962,081	8,344,281	10,422,097	27,700,662

Expenses
Advisory fee	1,108,807	992,795	1,222,698	3,000,134
Administration fees
Fund level	229,967	204,746	255,052	677,918
Class A	25,265	47,264	64	99,219
Class B	105	315	N/A	571
Class C	6,295	4,119	N/A	6,329
Class R	12 [1]	12 [1]	12 [1]	12 [1]
Class R4	86,713	47,517	29,498	167,835
Class R6[2]	145,142	115,037	162,785	405,993
Administrator Class	68,035	116,920	98,872	353,116
Investor Class	162,745	97,339	302,358	292,415
Shareholder servicing fees
Class A	24,293	45,446	62	95,403
Class B	101	302	N/A	549
Class C	6,053	3,960	N/A	6,085
Class R	11 [1]	11 [1]	11 [1]	11 [1]
Class R4	108,391	59,397	36,337	209,793
Administrator Class	169,886	292,099	247,181	882,439
Investor Class	126,925	75,844	236,217	228,449
Distribution fees
Class B	303	908	N/A	1,647
Class C	18,157	11,881	N/A	18,256
Class R	11 [1]	11 [1]	11 [1]	11 [1]
Custody and accounting fees	18,583	15,483	19,832	51,659
Professional fees	9,036	9,674	9,345	9,175
Registration fees	56,098	46,892	58,315	62,433
Shareholder report expenses	20,860	22,201	15,951	39,127
Trustees’ fees and expenses	6,354	6,110	6,607	6,607
Interest expense	0	1	32	63
Other fees and expenses	10,876	9,561	8,946	23,040

Total expenses	2,409,024	2,225,845	2,710,186	6,638,289
Less: Fee waivers and/or expense reimbursements	(920,229)	(686,870)	(837,412)	(1,544,262)

Net expenses	1,488,795	1,538,975	1,872,774	5,094,027

Net investment income	7,473,286	6,805,306	8,549,323	22,606,635

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from securities transactions allocated from affiliated Master Portfolios	2,688,963	3,690,010	7,227,666	27,446,231
Net change in unrealized gains (losses) from securities transactions allocated from affiliated Master Portfolios	(22,704,491)	(17,922,275)	(16,608,122)	(28,077,386)

Net realized and unrealized gains (losses) on investments	(20,015,528)	(14,232,265)	(9,380,456)	(631,155)

Net increase (decrease) in net assets resulting from operations	$(12,542,242)	$(7,426,959)	$(831,133)	$21,975,480

** Net of foreign interest withholding taxes allocated from affiliated Master Portfolios in the amount of	$79,891	$69,280	$75,237	$162,363
* Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios in the amount of	$92,086	$115,860	$211,281	$764,726

1.	For the period from June 28, 2013 (commencement of class operations) to August 31, 2013

2.	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Statements of operations—six months ended August 31, 2013 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	33

Target 2025 Fund		Target 2030 Fund		Target 2035 Fund		Target 2040 Fund		Target 2045 Fund		Target 2050 Fund		Target 2055 Fund

$11,027,888		$8,416,344		$2,608,485		$2,182,264		$510,560		$767,083		$46,013
14,681,952		19,190,497		10,798,178		16,793,544		6,578,803		10,674,049		637,799
498,698		644,390		365,798		561,421		223,146		356,471		20,818
(2,653,051)		(2,874,776)		(1,428,161)		(2,027,260)		(768,374)		(1,229,940)		(72,005)
174,997		209,635		115,098		170,612		67,482		106,758		5,795

23,730,484		25,586,090		12,459,398		17,680,581		6,611,617		10,674,421		638,420

2,592,773		2,777,521		1,434,942		1,969,789		797,050		1,249,975		78,963

580,928		624,915		305,254		432,598		162,194		261,400		15,793
499		82,623		70		141,875		24		19		23
N/A		535		N/A		809		N/A		N/A		N/A
N/A		4,961		N/A		5,701		N/A		33		N/A
12	[1]	12	[1]	12	[1]	12	[1]	12	[1]	12	[1]	12	[1]
57,410		166,481		42,916		120,401		26,847		54,854		2,944
434,233		379,674		179,042		255,895	[2]	89,289		206,008		13,123
145,427		305,607		94,581		195,938		47,572		79,630		2,854
584,075		276,516		489,419		154,470		292,118		72,801		2,924

479		79,445		67		136,419		23		18		22
N/A		514		N/A		778		N/A		N/A		N/A
N/A		4,770		N/A		5,482		N/A		31		N/A
11	[1]	11	[1]	11	[1]	11	[1]	11	[1]	11	[1]	11	[1]
70,845		207,741		52,555		149,527		33,154		68,287		3,681
363,568		764,017		236,453		489,845		118,929		199,076		7,135
456,309		216,029		382,359		120,680		228,217		56,876		2,285

N/A		1,542		N/A		2,334		N/A		N/A		N/A
N/A		14,309		N/A		16,446		N/A		94		N/A
11	[1]	11	[1]	11	[1]	11	[1]	11	[1]	11	[1]	11	[1]
44,472		47,696		23,039		33,349		12,655		20,661		1,644
11,093		9,060		12,646		10,076		12,681		9,496		14,929
57,958		69,635		58,613		69,873		57,168		62,083		42,547
30,830		29,674		18,786		31,544		12,479		17,739		6,941
6,605		6,605		6,519		6,356		6,643		6,519		6,226
51		43		26		17		12		6		1
22,325		21,947		14,611		18,455		8,234		10,126		4,003

5,459,914		6,091,894		3,351,932		4,368,691		1,905,323		2,375,766		206,072
(1,506,066)		(1,362,503)		(808,888)		(946,659)		(511,762)		(695,226)		(114,967)

3,953,848		4,729,391		2,543,044		3,422,032		1,393,561		1,680,540		91,105

19,776,636		20,856,699		9,916,354		14,258,549		5,218,056		8,993,881		547,315

31,615,823		41,178,672		23,766,877		36,475,746		14,560,414		23,216,536		1,309,273
(3,307,112)		7,996,419		15,972,650		22,465,622		13,780,234		16,019,573		649,889

28,308,711		49,175,091		39,739,527		58,941,368		28,340,648		39,236,109		1,959,162

$48,085,347		$70,031,790		$49,655,881		$73,199,917		$33,558,704		$48,229,990		$2,506,477

$106,049		$79,866		$24,732		$20,129		$4,626		$6,839		$414
$852,264		$1,100,945		$627,281		$960,210		$383,019		$609,675		$35,734

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Advantage Dow Jones Target Date Funds	Statement of changes in net assets

	Target Today Fund
	Six months ended August 31, 2013 (unaudited)		Year ended February 28, 2013

Operations
Net investment income		$7,473,286		$17,355,389
Net realized gains on investments		2,688,963		8,827,686
Net change in unrealized gains (losses) on investments		(22,704,491)		(1,397,551)

Net increase (decrease) in net assets resulting from operations		(12,542,242)		24,785,524

Distributions to shareholders from
Net investment income
Class A		(105,249)		(321,733)
Class B		(54)		(358)
Class C		(8,467)		(40,336)
Class R4		(2,758,489)		(61)[1]
Class R6[2]		(2,191,787)		(14,527,602)
Administrator Class		(794,157)		(2,355,581)
Investor Class		(580,111)		(1,858,205)
Net realized gains
Class A		0		(154,377)
Class B		0		(877)
Class C		0		(37,183)
Class R4		0		(74)[1]
Class R6[2]		0		(5,283,215)
Administrator Class		0		(1,058,581)
Investor Class		0		(835,997)

Total distributions to shareholders		(6,438,314)		(26,474,180)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	41,303	444,653	63,600	692,912
Class B	917	10,247	0	0
Class C	8,950	98,896	22,951	256,259
Class R	2,365 [3]	25,000 [3]	N/A	N/A
Class R4	36,645,722	406,284,153	277,717 [1]	3,076,488 [1]
Class R6[2]	5,178,681	57,067,604	18,480,809	205,991,533
Administrator Class	1,768,907	19,434,941	7,039,787	78,017,646
Investor Class	912,754	10,064,539	2,923,608	32,433,831

		493,430,033		320,468,669

Reinvestment of distributions
Class A	9,802	102,827	42,508	466,257
Class B	5	54	108	1,220
Class C	759	8,162	6,682	74,902
Class R4	256,670	2,751,498	12 [1]	135 [1]
Class R6[2]	204,809	2,191,453	1,764,804	19,755,544
Administrator Class	74,042	792,249	304,924	3,406,458
Investor Class	54,218	579,050	241,112	2,690,763

		6,425,293		26,395,279

Payment for shares redeemed
Class A	(171,526)	(1,837,305)	(287,663)	(3,131,966)
Class B	(4,159)	(46,860)	(12,124)	(136,548)
Class C	(60,477)	(662,231)	(42,883)	(477,586)
Class R4	(3,355,811)	(36,637,285)	(409)[1]	(4,517)[1]
Class R6[2]	(44,404,974)	(491,489,033)	(22,790,061)	(253,436,313)
Administrator Class	(3,212,440)	(35,200,490)	(5,710,124)	(63,462,509)
Investor Class	(3,577,438)	(39,135,506)	(3,160,103)	(35,038,740)

		(605,008,710)		(355,688,179)

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	35

	Target Today Fund
	Six months ended August 31, 2013 (unaudited)	Year ended February 28, 2013

Capital share transactions (continued)
Net decrease in net assets resulting from capital share transactions	$(105,153,384)	$(8,824,231)

Total decrease in net assets	(124,133,940)	(10,512,887)

Net assets
Beginning of period	946,960,881	957,473,768

End of period	$822,826,941	$946,960,881

Undistributed net investment income	$2,602,142	$1,567,170

1.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013
2.	On June 1, 2013, Institutional Class was renamed Class R6.
3.	For the period from June 28, 2013 (commencement of class operations) to August 31, 2013

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Advantage Dow Jones Target Date Funds	Statement of changes in net assets

	Target 2010 Fund
	Six months ended August 31, 2013 (unaudited)		Year ended February 28, 2013

Operations
Net investment income		$6,805,306		$15,027,690
Net realized gains on investments		3,690,010		11,795,677
Net change in unrealized gains (losses) on investments		(17,922,275)		780,597

Net increase (decrease) in net assets resulting from operations		(7,426,959)		27,603,964

Distributions to shareholders from
Net investment income
Class A		0		(594,685)
Class B		0		(3,387)
Class C		0		(25,912)
Class R4		0		(61)[1]
Class R6[2]		0		(10,958,809)
Administrator Class		0		(3,973,083)
Investor Class		0		(1,048,473)
Net realized gains
Class A		0		(368,590)
Class B		0		(4,217)
Class C		0		(32,260)
Class R4		0		(98)[1]
Class R6[2]		0		(5,171,202)
Administrator Class		0		(2,392,903)
Investor Class		0		(642,256)

Total distributions to shareholders		0		(25,215,936)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	59,877	797,029	165,044	2,196,018
Class B	3,363	44,328	4,777	64,214
Class C	5,279	71,305	40,913	552,939
Class R	1,911 [3]	25,000 [3]	N/A	N/A
Class R4	17,176,843	231,007,279	414,199 [1]	5,561,301 [1]
Class R6[2]	3,928,106	52,879,986	12,353,408	165,606,950
Administrator Class	1,872,059	25,169,760	9,039,416	121,170,354
Investor Class	454,604	6,078,778	1,240,924	16,626,716

		316,073,465		311,778,492

Reinvestment of distributions
Class A	0	0	70,513	933,818
Class B	0	0	557	7,448
Class C	0	0	4,244	57,073
Class R4	0	0	12 [1]	159 [1]
Class R6[2]	0	0	1,201,403	16,044,625
Administrator Class	0	0	476,524	6,365,986
Investor Class	0	0	126,647	1,689,506

		0		25,098,615

Payment for shares redeemed
Class A	(264,864)	(3,515,141)	(486,970)	(6,467,966)
Class B	(12,588)	(168,963)	(35,838)	(479,943)
Class C	(29,113)	(391,642)	(49,943)	(672,428)
Class R4	(1,826,144)	(24,355,441)	(544)[1]	(7,286)[1]
Class R6[2]	(21,969,215)	(295,633,515)	(19,434,373)	(260,323,913)
Administrator Class	(3,891,497)	(52,260,252)	(5,820,002)	(78,023,256)
Investor Class	(984,391)	(13,204,082)	(1,202,580)	(16,078,133)

		(389,529,036)		(362,052,925)

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	37

	Target 2010 Fund
	Six months ended August 31, 2013 (unaudited)	Year ended February 28, 2013

Capital share transactions (continued)
Net decrease in net assets resulting from capital share transactions	$(73,455,571)	$(25,175,818)

Total decrease in net assets	(80,882,530)	(22,787,790)

Net assets
Beginning of period	836,946,650	859,734,440

End of period	$756,064,120	$836,946,650

Undistributed net investment income	$7,925,817	$1,120,511

1.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

2.	On June 1, 2013, Institutional Class was renamed Class R6.

3.	For the period from June 28, 2013 (commencement of class operations) to August 31, 2013

The accompanying notes are an integral part of these financial statements.

38	Wells Fargo Advantage Dow Jones Target Date Funds	Statement of changes in net assets

	Target 2015 Fund
	Six months ended August 31, 2013 (unaudited)		Year ended February 28, 2013

Operations
Net investment income		$8,549,323		$15,274,893
Net realized gains on investments		7,227,666		11,526,028
Net change in unrealized gains (losses) on investments		(16,608,122)		12,090,585

Net increase (decrease) in net assets resulting from operations		(831,133)		38,891,506

Distributions to shareholders from
Net investment income
Class A		(306)		(43)[1]
Class R4		(643,230)		(379)[1]
Class R6[2]		(4,779,599)		(11,309,027)
Administrator Class		(1,369,806)		(1,933,645)
Investor Class		(1,300,334)		(2,948,629)
Net realized gains
Class A		0		(95)[1]
Class R4		0		(95)[1]
Class R6[2]		0		(5,605,211)
Administrator Class		0		(1,823,104)
Investor Class		0		(1,880,706)

Total distributions to shareholders		(8,093,275)		(25,500,934)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	14,503	146,157	1,272 [1]	12,839 [1]
Class R	2,480 [3]	25,000 [3]	N/A	N/A
Class R4	15,800,504	161,073,858	257,842 [1]	2,611,252 [1]
Class R6[2]	8,404,013	85,370,010	20,723,264	207,091,778
Administrator Class	2,252,076	23,161,953	14,585,073	148,374,875
Investor Class	2,353,909	24,210,981	6,478,844	65,397,900

		293,987,959		423,488,644

Reinvestment of distributions
Class A	31	306	14 [1]	138 [1]
Class R4	63,008	620,923	47 [1]	474 [1]
Class R6[2]	475,113	4,740,671	1,675,917	16,686,363
Administrator Class	135,609	1,368,602	371,603	3,752,302
Investor Class	128,530	1,298,946	478,155	4,824,212

		8,029,448		25,263,489

Payment for shares redeemed
Class A	0	0	(283)[1]	(2,861)[1]
Class R4	(2,367,795)	(23,728,347)	(15)[1]	(151)[1]
Class R6[2]	(22,754,966)	(231,504,764)	(15,499,959)	(154,774,156)
Administrator Class	(2,749,018)	(28,213,636)	(4,401,358)	(44,568,964)
Investor Class	(10,294,599)	(106,048,774)	(3,796,125)	(38,492,766)

		(389,495,521)		(237,838,898)

Net increase (decrease) in net assets resulting from capital share transactions		(87,478,114)		210,913,235

Total increase (decrease) in net assets		(96,402,522)		224,303,807

Net assets
Beginning of period		1,011,289,753		786,985,946

End of period		$914,887,231		$1,011,289,753

Undistributed net investment income		$2,964,881		$2,508,833

1.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

2.	On June 1, 2013, Institutional Class was renamed Class R6.

3.	For the period from June 28, 2013 (commencement of class operations) to August 31, 2013

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	39

	Target 2020 Fund
	Six months ended August 31, 2013 (unaudited)		Year ended February 28, 2013

Operations
Net investment income		$22,606,635		$40,915,453
Net realized gains on investments		27,446,231		43,549,318
Net change in unrealized gains (losses) on investments		(28,077,386)		46,056,595

Net increase in net assets resulting from operations		21,975,480		130,521,366

Distributions to shareholders from
Net investment income
Class A		0		(1,071,901)
Class B		0		(3,728)
Class C		0		(29,553)
Class R4		0		(58)[1]
Class R6[2]		0		(31,070,105)
Administrator Class		0		(8,942,278)
Investor Class		0		(2,419,639)
Net realized gains
Class A		0		(1,045,484)
Class B		0		(8,767)
Class C		0		(60,463)
Class R4		0		(142)[1]
Class R6[2]		0		(23,446,472)
Administrator Class		0		(9,447,970)
Investor Class		0		(2,341,735)

Total distributions to shareholders		0		(79,888,295)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	188,597	2,772,098	329,845	4,709,904
Class B	1,255	18,328	1,944	27,644
Class C	70,089	1,028,804	62,306	888,704
Class R	1,727 [3]	25,000 [3]	N/A	N/A
Class R4	53,707,459	808,719,829	1,560,865 [1]	23,055,016 [1]
Class R6[2]	15,407,427	230,596,036	37,153,071	538,265,495
Administrator Class	5,030,298	75,179,206	24,070,147	348,885,232
Investor Class	1,669,196	24,929,705	3,771,215	54,413,988

		1,143,269,006		970,245,983

Reinvestment of distributions
Class A	0	0	145,585	2,059,726
Class B	0	0	841	11,900
Class C	0	0	5,874	83,108
Class R4	0	0	14 [1]	200 [1]
Class R6[2]	0	0	3,764,300	54,077,367
Administrator Class	0	0	1,280,652	18,387,194
Investor Class	0	0	331,490	4,753,422

		0		79,372,917

Payment for shares redeemed
Class A	(267,613)	(3,931,712)	(594,708)	(8,454,509)
Class B	(19,568)	(285,159)	(35,385)	(499,806)
Class C	(32,876)	(482,538)	(80,463)	(1,145,036)
Class R4	(4,607,767)	(68,738,626)	(234)[1]	(3,453)[1]
Class R6[2]	(59,044,498)	(888,664,197)	(38,650,979)	(560,787,795)
Administrator Class	(5,993,580)	(89,455,617)	(11,075,310)	(159,657,394)
Investor Class	(1,323,463)	(19,756,130)	(2,309,366)	(33,335,679)

		(1,071,313,979)		(763,883,672)

The accompanying notes are an integral part of these financial statements.

40	Wells Fargo Advantage Dow Jones Target Date Funds	Statement of changes in net assets

	Target 2020 Fund
	Six months ended August 31, 2013 (unaudited)	Year ended February 28, 2013

Capital share transactions (continued)
Net increase in net assets resulting from capital share transactions	$71,955,027	$285,735,228

Total increase in net assets	93,930,507	336,368,299

Net assets
Beginning of period	2,569,988,430	2,233,620,131

End of period	$2,663,918,937	$2,569,988,430

Undistributed net investment income	$24,475,327	$1,868,692

1.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

2.	On June 1, 2013, Institutional Class was renamed Class R6.

3.	For the period from June 28, 2013 (commencement of class operations) to August 31, 2013

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	41

	Target 2025 Fund
	Six months ended August 31, 2013 (unaudited)		Year ended February 28, 2013

Operations
Net investment income		$19,776,636			$34,055,743
Net realized gains on investments		31,615,823			43,556,539
Net change in unrealized gains (losses) on investments		(3,307,112)			56,540,689

Net increase in net assets resulting from operations		48,085,347			134,152,971

Distributions to shareholders from
Net investment income
Class A		(2,329)			(519)[1]
Class R4		(1,271,053)			(3,908)[1]
Class R6[2]		(10,999,766)			(27,866,348)
Administrator Class		(1,680,892)			(2,637,386)
Investor Class		(2,089,954)			(5,088,124)
Net realized gains
Class A		0			(205)[1]
Class R4		0			(205)[1]
Class R6[2]		0			(30,643,103)
Administrator Class		0			(5,219,644)
Investor Class		0			(7,317,694)

Total distributions to shareholders		(16,043,994)			(78,777,136)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	40,106	408,956	15,879	[1]	154,372 [1]
Class R	2,513 [3]	25,000 [3]	N/A		N/A
Class R4	30,583,204	312,789,517	421,779	[1]	4,187,953 [1]
Class R6[2]	15,488,723	156,848,530	32,419,485		314,910,633
Administrator Class	3,611,682	36,677,231	19,516,001		190,832,143
Investor Class	5,790,081	58,696,463	12,018,876		116,455,162

		565,445,697			626,540,263

Reinvestment of distributions
Class A	238	2,329	75	[1]	724 [1]
Class R4	124,133	1,213,080	425	[1]	4,113 [1]
Class R6[2]	1,109,509	10,942,886	6,019,953		57,915,522
Administrator Class	170,201	1,680,892	812,740		7,857,030
Investor Class	211,679	2,089,162	1,286,918		12,401,360

		15,928,349			78,178,749

Payment for shares redeemed
Class A	(419)	(4,310)	0	[1]	0 [1]
Class R4	(4,329,484)	(43,323,340)	(21)[1]		(212)[1]
Class R6[2]	(39,521,195)	(403,040,317)	(27,493,757)		(266,378,900)
Administrator Class	(1,995,328)	(20,228,550)	(4,595,643)		(44,744,611)
Investor Class	(23,138,820)	(238,106,287)	(6,366,217)		(61,820,115)

		(704,702,804)			(372,943,838)

Net increase (decrease) in net assets resulting from capital share transactions		(123,328,758)			331,775,174

Total increase (decrease) in net assets		(91,287,405)			387,151,009

Net assets
Beginning of period		2,230,377,396			1,843,226,387

End of period		$2,139,089,991			$2,230,377,396

Undistributed net investment income		$5,380,372			$1,647,730

1.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

2.	On June 1, 2013, Institutional Class was renamed Class R6.

3.	For the period from June 28, 2013 (commencement of class operations) to August 31, 2013

The accompanying notes are an integral part of these financial statements.

42	Wells Fargo Advantage Dow Jones Target Date Funds	Statement of changes in net assets

	Target 2030 Fund
	Six months ended August 31, 2013 (unaudited)		Year ended February 28, 2013

Operations
Net investment income		$20,856,699		$34,387,315
Net realized gains on investments		41,178,672		51,084,975
Net change in unrealized gains (losses) on investments		7,996,419		76,264,836

Net increase in net assets resulting from operations		70,031,790		161,737,126

Distributions to shareholders from
Net investment income
Class A		(339,048)		(786,980)
Class B		(730)		(2,485)
Class C		(8,628)		(22,073)
Class R4		(3,777,829)		(2,946)[1]
Class R6[2]		(8,573,243)		(25,719,210)
Administrator Class		(3,650,401)		(6,888,111)
Investor Class		(975,692)		(2,033,642)
Net realized gains
Class A		0		(1,066,529)
Class B		0		(8,894)
Class C		0		(61,502)
Class R4		0		(183)[1]
Class R6[2]		0		(26,266,204)
Administrator Class		0		(9,524,962)
Investor Class		0		(2,705,180)

Total distributions to shareholders		(17,325,571)		(75,088,901)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	140,041	2,202,751	302,755	4,482,710
Class B	1,657	25,539	3,825	55,090
Class C	38,528	593,529	63,992	917,870
Class R	1,624 [3]	25,000 [3]	N/A	N/A
Class R4	50,812,302	817,076,543	1,262,807 [1]	19,556,680 [1]
Class R6[2]	14,342,644	227,366,666	35,797,688	534,158,018
Administrator Class	5,294,017	84,144,901	17,426,314	259,894,518
Investor Class	1,812,605	28,755,789	3,515,921	51,926,782

		1,160,190,718		870,991,668

Reinvestment of distributions
Class A	21,541	327,048	122,797	1,788,342
Class B	49	725	785	11,303
Class C	559	8,279	5,652	80,855
Class R4	243,158	3,711,844	210 [1]	3,129 [1]
Class R6[2]	550,977	8,498,306	3,489,626	51,336,009
Administrator Class	237,446	3,650,239	1,113,138	16,412,238
Investor Class	63,463	973,272	321,639	4,730,438

		17,169,713		74,362,314

Payment for shares redeemed
Class A	(191,802)	(3,020,028)	(528,296)	(7,728,905)
Class B	(10,872)	(166,648)	(34,078)	(492,590)
Class C	(14,595)	(225,513)	(54,533)	(792,054)
Class R4	(4,366,484)	(69,070,877)	(518)[1]	(7,932)[1]
Class R6[2]	(53,533,073)	(859,486,405)	(33,485,582)	(500,183,383)
Administrator Class	(4,448,943)	(70,807,006)	(8,074,933)	(119,452,084)
Investor Class	(1,082,885)	(17,193,079)	(1,926,285)	(28,563,235)

		(1,019,969,556)		(657,220,183)

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	43

	Target 2030 Fund
	Six months ended August 31, 2013 (unaudited)	Year ended February 28, 2013

Capital share transactions (continued)
Net increase in net assets resulting from capital share transactions	$157,390,875	$288,133,799

Total increase in net assets	210,097,094	374,782,024

Net assets
Beginning of period	2,293,802,191	1,919,020,167

End of period	$2,503,899,285	$2,293,802,191

Undistributed net investment income	$5,449,334	$1,918,206

1.	For the period from November 30, 2012 (commencement of class operations) to July 31, 2013

2.	On June 1, 2013, Institutional Class was renamed Class R6.

3.	For the period from June 28, 2013 (commencement of class operations) to August 31, 2013

The accompanying notes are an integral part of these financial statements.

44	Wells Fargo Advantage Dow Jones Target Date Funds	Statement of changes in net assets

	Target 2035 Fund
	Six months ended August 31, 2013 (unaudited)		Year ended February 28, 2013

Operations
Net investment income		$9,916,354			$14,714,535
Net realized gains on investments		23,766,877			23,276,867
Net change in unrealized gains (losses) on investments		15,972,650			48,075,170

Net increase in net assets resulting from operations		49,655,881			86,066,572

Distributions to shareholders from
Net investment income
Class A		(258)			(51)[1]
Class R4		(943,653)			(1,834)[1]
Class R6[2]		(4,340,940)			(9,519,749)
Administrator Class		(1,081,438)			(1,596,356)
Investor Class		(1,740,840)			(3,759,388)
Net realized gains
Class A		0			(167)[1]
Class R4		0			(166)[1]
Class R6[2]		0			(9,360,585)
Administrator Class		0			(2,600,261)
Investor Class		0			(4,764,386)

Total distributions to shareholders		(8,107,129)			(31,602,943)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	7,457	78,564	4,070	[1]	40,227 [1]
Class R	2,461 [3]	25,000 [3]	N/A		N/A
Class R4	22,939,493	239,460,281	194,054	[1]	1,924,576 [1]
Class R6[2]	11,257,922	115,803,431	23,074,176		220,013,785
Administrator Class	3,107,967	32,164,712	11,297,943		107,783,915
Investor Class	4,240,562	43,900,376	9,776,037		93,112,002

		431,432,364			422,874,505

Reinvestment of distributions
Class A	26	258	23	[1]	218 [1]
Class R4	89,971	887,223	210	[1]	2,000 [1]
Class R6[2]	428,852	4,268,547	1,951,996		18,400,439
Administrator Class	108,540	1,081,438	442,836		4,196,617
Investor Class	173,806	1,739,019	897,922		8,514,428

		7,976,485			31,113,702

Payment for shares redeemed
Class R4	(2,833,029)	(28,891,996)	(62)[1]		(608)[1]
Class R6[2]	(24,903,416)	(259,447,738)	(10,819,952)		(102,309,649)
Administrator Class	(1,805,312)	(18,614,954)	(2,565,380)		(24,455,246)
Investor Class	(19,178,548)	(204,120,267)	(5,357,439)		(51,395,479)

		(511,074,955)			(178,160,982)

Net increase (decrease) in net assets resulting from capital share transactions		(71,666,106)			275,827,225

Total increase (decrease) in net assets		(30,117,354)			330,290,854

Net assets
Beginning of period		1,133,251,919			802,961,065

End of period		$1,103,134,565			$1,133,251,919

Undistributed net investment income		$2,455,339			$646,114

1.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

2.	On June 1, 2013, Institutional Class was renamed Class R6.

3.	For the period from June 28, 2013 (commencement of class operations) to August 31, 2013

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	45

	Target 2040 Fund
	Six months ended August 31, 2013 (unaudited)		Year ended February 28, 2013

Operations
Net investment income		$14,258,549		$22,183,515
Net realized gains on investments		36,475,746		40,115,954
Net change in unrealized gains (losses) on investments		22,465,622		70,684,763

Net increase in net assets resulting from operations		73,199,917		132,984,232

Distributions to shareholders from
Net investment income
Class A		(549,900)		(1,293,739)
Class B		(417)		(3,589)
Class C		(10,455)		(24,991)
Class R4		(3,834,811)		(219)[1]
Class R6[2]		(4,419,704)		(16,032,793)
Administrator Class		(2,257,357)		(4,105,996)
Investor Class		(526,777)		(1,014,788)
Net realized gains
Class A		0		(2,102,406)
Class B		0		(16,813)
Class C		0		(81,315)
Class R4		0		(208)[1]
Class R6[2]		0		(19,867,672)
Administrator Class		0		(6,677,051)
Investor Class		0		(1,625,735)

Total distributions to shareholders		(11,599,421)		(52,847,315)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	141,032	2,484,162	253,575	4,079,217
Class B	4,245	71,982	2,372	36,754
Class C	29,331	484,177	67,473	1,030,184
Class R	1,454 [3]	25,000 [3]	N/A	N/A
Class R4	32,397,418	589,100,795	791,914 [1]	13,657,635 [1]
Class R6[2]	9,647,575	172,087,731	25,292,999	412,799,287
Administrator Class	3,590,719	64,187,334	10,013,966	163,429,523
Investor Class	1,171,029	20,943,874	1,859,878	30,105,810

		849,385,055		625,138,410

Reinvestment of distributions
Class A	32,279	540,989	211,285	3,343,658
Class B	25	408	1,319	20,090
Class C	628	9,981	6,676	100,526
Class R4	217,001	3,704,211	26 [1]	427 [1]
Class R6[2]	257,740	4,397,040	2,189,946	35,252,143
Administrator Class	132,389	2,257,233	669,574	10,782,361
Investor Class	30,940	526,597	164,040	2,638,230

		11,436,459		52,137,435

Payment for shares redeemed
Class A	(351,338)	(6,188,843)	(730,016)	(11,663,123)
Class B	(17,175)	(285,613)	(59,374)	(908,326)
Class C	(55,826)	(932,342)	(59,504)	(899,762)
Class R4	(2,559,239)	(45,743,915)	(136)[1]	(2,311)[1]
Class R6[2]	(34,021,597)	(618,012,091)	(21,580,034)	(353,638,635)
Administrator Class	(2,839,007)	(50,701,167)	(5,424,860)	(87,493,205)
Investor Class	(662,912)	(11,889,062)	(926,182)	(15,050,610)

		(733,753,033)		(469,655,972)

The accompanying notes are an integral part of these financial statements.

46	Wells Fargo Advantage Dow Jones Target Date Funds	Statement of changes in net assets

	Target 2040 Fund
	Six months ended August 31, 2013 (unaudited)	Year ended February 28, 2013

Capital share transactions (continued)
Net increase in net assets resulting from capital share transactions	$127,068,481	$207,619,873

Total increase in net assets	188,668,977	287,756,790

Net assets
Beginning of period	1,564,113,905	1,276,357,115

End of period	$1,752,782,882	$1,564,113,905

Undistributed net investment income	$2,954,442	$295,314

1.	For the period from November 30, 2012 (commencement of class operations) to July 31, 2013

2.	On June 1, 2013, Institutional Class was renamed Class R6.

3.	For the period from June 28, 2013 (commencement of class operations) to August 31, 2013

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	47

	Target 2045 Fund
	Six months ended August 31, 2013 (unaudited)		Year ended February 28, 2013

Operations
Net investment income		$5,218,056			$7,096,558
Net realized gains on investments		14,560,414			11,755,969
Net change in unrealized gains (losses) on investments		13,780,234			31,365,707

Net increase in net assets resulting from operations		33,558,704			50,218,234

Distributions to shareholders from
Net investment income
Class A		(94)			(50)[1]
Class R4		(628,420)			(53)[1]
Class R6[2]		(2,070,962)			(4,502,927)
Administrator Class		(545,314)			(715,251)
Investor Class		(1,069,788)			(1,818,785)
Net realized gains
Class A		0			(131)[1]
Class R4		0			(131)[1]
Class R6[2]		0			(3,554,148)
Administrator Class		0			(967,031)
Investor Class		0			(2,107,202)

Total distributions to shareholders		(4,314,578)			(13,665,709)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	951	9,853	1,254	[1]	12,184 [1]
Class R	2,392 [3]	25,000 [3]	N/A		N/A
Class R4	13,685,521	147,175,361	122,408	[1]	1,249,149 [1]
Class R6[2]	7,083,045	74,730,545	14,952,130		143,325,379
Administrator Class	1,780,643	18,977,812	5,563,085		53,625,273
Investor Class	3,374,344	35,960,433	8,018,716		76,275,977

		276,879,004			274,487,962

Reinvestment of distributions
Class A	9	94	19	[1]	181 [1]
Class R4	59,490	600,908	19	[1]	184 [1]
Class R6[2]	202,417	2,057,139	838,463		7,938,593
Administrator Class	53,439	545,314	175,554		1,682,282
Investor Class	104,537	1,069,700	409,148		3,927,887

		4,273,155			13,549,127

Payment for shares redeemed
Class A	(135)	(1,481)	0	[1]	0 [1]
Class R4	(1,591,144)	(16,707,687)	0	[1]	0 [1]
Class R6[2]	(15,387,433)	(164,715,324)	(6,415,685)		(60,996,739)
Administrator Class	(919,164)	(9,734,882)	(1,540,011)		(14,868,581)
Investor Class	(12,409,645)	(137,015,136)	(3,083,641)		(29,838,881)

		(328,174,510)			(105,704,201)

Net increase (decrease) in net assets resulting from capital share transactions		(47,022,351)			182,332,888

Total increase (decrease) in net assets		(17,778,225)			218,885,413

Net assets
Beginning of period		589,462,119			370,576,706

End of period		$571,683,894			$589,462,119

Undistributed net investment income		$1,245,885			$342,407

1.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

2.	On June 1, 2013, Institutional Class was renamed Class R6.

3.	For the period from June 28, 2013 (commencement of class operations) to August 31, 2013

The accompanying notes are an integral part of these financial statements.

48	Wells Fargo Advantage Dow Jones Target Date Funds	Statement of changes in net assets

	Target 2050 Fund
	Six months ended August 31, 2013 (unaudited)		Year ended February 28, 2013

Operations
Net investment income		$8,993,881			$14,027,188
Net realized gains on investments		23,216,536			25,488,439
Net change in unrealized gains (losses) on investments		16,019,573			46,190,819

Net increase in net assets resulting from operations		48,229,990			85,706,446

Distributions to shareholders from
Net investment income
Class A		(73)			(51)[1]
Class C		(62)			(44)[1]
Class R4		(1,151,427)			(196)[1]
Class R6[2]		(4,941,758)			(12,251,668)
Administrator Class		(925,413)			(1,533,534)
Investor Class		(246,469)			(448,865)
Net realized gains
Class A		0			(219)[1]
Class C		0			(219)[1]
Class R4		0			(219)[1]
Class R6[2]		0			(15,938,589)
Administrator Class		0			(2,685,304)
Investor Class		0			(770,780)

Total distributions to shareholders		(7,265,202)			(33,629,688)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	625	6,360	1,117	[1]	10,400 [1]
Class C	1,350	13,611	1,761	[1]	16,484 [1]
Class R	2,523 [3]	25,000 [3]	N/A		N/A
Class R4	26,357,389	270,882,492	672,052	[1]	6,542,199 [1]
Class R6[2]	12,532,118	126,369,859	30,336,003		278,388,970
Administrator Class	3,867,452	38,996,312	8,006,587		73,473,819
Investor Class	1,152,797	11,658,133	1,471,478		13,332,753

		447,951,767			371,764,625

Reinvestment of distributions
Class A	8	73	29	[1]	270 [1]
Class C	6	62	29	[1]	263 [1]
Class R4	114,990	1,108,881	45	[1]	415 [1]
Class R6[2]	505,403	4,916,431	3,069,740		27,932,460
Administrator Class	95,461	924,655	464,152		4,218,754
Investor Class	25,346	246,179	133,355		1,215,453

		7,196,281			33,367,615

Payment for shares redeemed
Class R4	(2,078,623)	(21,055,554)	(186)[1]		(1,812)[1]
Class R6[2]	(31,540,533)	(322,658,081)	(26,622,210)		(245,706,150)
Administrator Class	(2,619,887)	(26,465,343)	(3,712,040)		(34,038,494)
Investor Class	(536,572)	(5,490,145)	(684,205)		(6,315,223)

		(375,669,123)			(286,061,679)

Net increase in net assets resulting from capital share transactions		79,478,925			119,070,561

Total increase in net assets		120,443,713			171,147,319

Net assets
Beginning of period		941,054,644			769,907,325

End of period		$1,061,498,357			$941,054,644

Undistributed net investment income		$1,961,301			$232,622

1.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

2.	On June 1, 2013, Institutional Class was renamed Class R6.

3.	For the period from June 28, 2013 (commencement of class operations) to August 31, 2013

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	49

	Target 2055 Fund
	Six months ended August 31, 2013 (unaudited)		Year ended February 28, 2013

Operations
Net investment income		$547,315			$362,433
Net realized gains on investments		1,309,273			188,303
Net change in unrealized gains (losses) on investments		649,889			2,488,135

Net increase in net assets resulting from operations		2,506,477			3,038,871

Distributions to shareholders from
Net investment income
Class A		(89)			(40)[1]
Class R4		(50,788)			(42)[1]
Class R6[2]		(309,188)			(296,520)
Administrator Class		(30,000)			(31,579)
Investor Class		(9,049)			(9,991)

Total distributions to shareholders		(399,114)			(338,172)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	439	4,937	1,237	[1]	12,709 [1]
Class R	2,271 [3]	25,000 [3]	N/A		N/A
Class R4	1,389,536	15,996,642	3,040	[1]	32,517 [1]
Class R6[2]	3,464,956	39,125,510	4,176,528		42,583,989
Administrator Class	231,578	2,625,826	401,534		4,105,795
Investor Class	131,075	1,473,349	145,817		1,485,321

		59,251,264			48,220,331

Reinvestment of distributions
Class A	8	89	4	[1]	40 [1]
Class R4	4,555	49,331	4	[1]	42 [1]
Class R6[2]	28,373	308,761	29,858		296,174
Administrator Class	2,758	30,000	3,158		31,579
Investor Class	837	9,031	1,020		9,939

		397,212			337,774

Payment for shares redeemed
Class A	(60)	(682)	0	[1]	0 [1]
Class R4	(179,208)	(2,033,394)	0	[1]	0 [1]
Class R6[2]	(2,330,851)	(26,628,930)	(1,761,054)		(17,810,369)
Administrator Class	(135,242)	(1,552,343)	(148,125)		(1,495,508)
Investor Class	(41,214)	(466,479)	(56,303)		(581,384)

		(30,681,828)			(19,887,261)

Net increase in net assets resulting from capital share transactions		28,966,648			28,670,844

Total increase in net assets		31,074,011			31,371,543

Net assets
Beginning of period		42,385,260			11,013,717

End of period		$73,459,271			$42,385,260

Undistributed net investment income		$198,731			$50,530

1.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

2.	On June 1, 2013, Institutional Class was renamed Class R6.

3.	For the period from June 28, 2013 (commencement of class operations) to August 31, 2013

The accompanying notes are an integral part of these financial statements.

50	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

Target Today Fund
Class A
March 1, 2013 to August 31, 2013 (unaudited)	$10.84	0.07	[4]	(0.24)	(0.06)	0.00
March 1, 2012 to February 28, 2013	$10.86	0.15	[4]	0.08	(0.17)	(0.08)
March 1, 2011 to February 29, 2012	$10.56	0.18	[4]	0.39	(0.22)	(0.05)
March 1, 2010 to February 28, 2011	$10.04	0.18	[4]	0.57	(0.23)	0.00
March 1, 2009 to February 28, 2010	$8.86	0.22	[4]	1.20	(0.24)	0.00
March 1, 2008 to February 28, 2009	$10.10	0.26	[4]	(1.15)	(0.29)	(0.06)
Class B
March 1, 2013 to August 31, 2013 (unaudited)	$11.26	0.04	[4]	(0.26)	(0.01)	0.00
March 1, 2012 to February 28, 2013	$11.22	0.07	[4]	0.08	(0.03)	(0.08)
March 1, 2011 to February 29, 2012	$10.87	0.10	[4]	0.41	(0.11)	(0.05)
March 1, 2010 to February 28, 2011	$10.31	0.11	[4]	0.58	(0.13)	0.00
March 1, 2009 to February 28, 2010	$9.08	0.16	[4]	1.22	(0.15)	0.00
March 1, 2008 to February 28, 2009	$10.33	0.19	[4]	(1.17)	(0.21)	(0.06)
Class C
March 1, 2013 to August 31, 2013 (unaudited)	$11.09	0.03	[4]	(0.25)	(0.02)	0.00
March 1, 2012 to February 28, 2013	$11.11	0.07		0.08	(0.09)	(0.08)
March 1, 2011 to February 29, 2012	$10.78	0.10	[4]	0.41	(0.13)	(0.05)
March 1, 2010 to February 28, 2011	$10.25	0.11	[4]	0.57	(0.15)	0.00
March 1, 2009 to February 28, 2010	$9.04	0.15	[4]	1.23	(0.17)	0.00
March 1, 2008 to February 28, 2009	$10.30	0.19	[4]	(1.18)	(0.21)	(0.06)
Class R
June 28, 2013[6] to August 31, 2013 (unaudited)	$10.57	0.01	[4]	0.03	0.00	0.00
Class R4
March 1, 2013 to August 31, 2013 (unaudited)	$11.08	0.09	[4]	(0.24)	(0.08)	0.00
November 30, 2012[6] to February 28, 2013	$11.24	0.05	[4]	(0.06)	(0.07)	(0.08)
Class R6[7]
March 1, 2013 to August 31, 2013 (unaudited)	$11.07	0.10	[4]	(0.25)	(0.09)	0.00
March 1, 2012 to February 28, 2013	$11.09	0.21		0.08	(0.23)	(0.08)
March 1, 2011 to February 29, 2012	$10.77	0.24		0.40	(0.27)	(0.05)
March 1, 2010 to February 28, 2011	$10.24	0.24	[4]	0.58	(0.29)	0.00
March 1, 2009 to February 28, 2010	$9.03	0.27	[4]	1.22	(0.28)	0.00
March 1, 2008 to February 28, 2009	$10.29	0.32	[4]	(1.18)	(0.34)	(0.06)
Administrator Class
March 1, 2013 to August 31, 2013 (unaudited)	$11.05	0.08		(0.24)	(0.07)	0.00
March 1, 2012 to February 28, 2013	$11.07	0.17		0.08	(0.19)	(0.08)
March 1, 2011 to February 29, 2012	$10.75	0.20		0.40	(0.23)	(0.05)
March 1, 2010 to February 28, 2011	$10.19	0.20	[4]	0.58	(0.22)	0.00
March 1, 2009 to February 28, 2010	$9.03	0.25	[4]	1.21	(0.30)	0.00
March 1, 2008 to February 28, 2009	$10.29	0.29	[4]	(1.17)	(0.32)	(0.06)
Investor Class
March 1, 2013 to August 31, 2013 (unaudited)	$11.04	0.07		(0.25)	(0.06)	0.00
March 1, 2012 to February 28, 2013	$11.05	0.16		0.09	(0.18)	(0.08)
March 1, 2011 to February 29, 2012	$10.74	0.19		0.40	(0.23)	(0.05)
March 1, 2010 to February 28, 2011	$10.21	0.20	[4]	0.58	(0.25)	0.00
March 1, 2009 to February 28, 2010	$9.01	0.24	[4]	1.22	(0.26)	0.00
March 1, 2008 to February 28, 2009	$10.28	0.28	[4]	(1.17)	(0.32)	(0.06)

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	51

Ending net asset value per share	Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income[1]	Gross expenses[1]	Net expenses[1]

$10.61	1.27%	1.04%	0.89%	(1.57)%	24%	$18,113
$10.84	1.39%	1.08%	0.96%	2.15%	39%	$19,815
$10.86	1.69%	1.08%	0.96%	5.47%	46%	$21,822
$10.56	1.82%	1.10%	0.97%	7.56%	51%	$22,862
$10.04	2.29%	1.24%	1.13%	16.13%	91%	$22,145
$8.86	2.71%	1.27%	1.15%	(9.06)%	45%	$20,151

$11.03	0.67%	1.78%	1.64%	(1.97)%	24%	$70
$11.26	0.66%	1.82%	1.71%	1.39%	39%	$108
$11.22	0.97%	1.82%	1.70%	4.73%	46%	$242
$10.87	1.08%	1.85%	1.72%	6.78%	51%	$865
$10.31	1.58%	2.00%	1.89%	15.23%	91%	$2,155
$9.08	1.96%	2.02%	1.90%	(9.73)%	45%	$3,563

$10.85	0.52%	1.79%	1.64%	(1.99)%	24%	$4,288
$11.09	0.64%	1.83%	1.71%	1.36%	39%	$4,945
$11.11	0.94%	1.83%	1.71%	4.81%	46%	$5,100
$10.78	1.07%	1.85%	1.72%	6.69%	51%	$5,605
$10.25	1.56%	1.93%	1.82%	15.30%	91%	$5,498
$9.04	1.97%	2.01%	1.90%	(9.80)%	45%	$4,741

$10.61	0.72%	1.26%	1.06%	0.38%	24%	$25

$10.85	1.65%	0.67%	0.45%	(1.36)%	24%	$366,862
$11.08	2.06%	0.75%	0.45%	(0.09)%	39%	$3,073

$10.83	1.78%	0.61%	0.41%	(1.31)%	24%	$234,314
$11.07	1.90%	0.65%	0.45%	2.63%	39%	$671,576
$11.09	2.20%	0.65%	0.45%	6.09%	46%	$700,645
$10.77	2.31%	0.66%	0.45%	8.14%	51%	$580,536
$10.24	2.73%	0.72%	0.53%	16.67%	91%	$254,513
$9.03	3.26%	0.82%	0.62%	(8.60)%	45%	$76,391

$10.82	1.43%	0.88%	0.73%	(1.47)%	24%	$121,990
$11.05	1.54%	0.92%	0.80%	2.29%	39%	$139,771
$11.07	1.84%	0.92%	0.80%	5.74%	46%	$121,886
$10.75	1.99%	0.93%	0.80%	7.70%	51%	$77,216
$10.19	2.53%	1.00%	0.82%	16.30%	91%	$63,796
$9.03	3.02%	1.09%	0.85%	(8.80)%	45%	$43,072

$10.80	1.30%	1.10%	0.86%	(1.60)%	24%	$77,164
$11.04	1.48%	1.14%	0.86%	2.32%	39%	$107,673
$11.05	1.79%	1.15%	0.86%	5.59%	46%	$107,779
$10.74	1.91%	1.18%	0.86%	7.72%	51%	$86,784
$10.21	2.41%	1.28%	0.89%	16.33%	91%	$39,395
$9.01	2.97%	1.37%	0.91%	(8.93)%	45%	$12,397

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

52	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

Target 2010 Fund
Class A
March 1, 2013 to August 31, 2013 (unaudited)	$13.30	0.09	[4]	(0.24)	0.00	0.00
March 1, 2012 to February 28, 2013	$13.26	0.19	[4]	0.19	(0.21)	(0.13)
March 1, 2011 to February 29, 2012	$12.86	0.21	[4]	0.43	(0.24)	0.00
March 1, 2010 to February 28, 2011	$12.04	0.22	[4]	0.88	(0.28)	0.00
March 1, 2009 to February 28, 2010	$10.15	0.25	[4]	1.93	(0.29)	(0.00)[5]
March 1, 2008 to February 28, 2009	$12.71	0.31	[4]	(2.42)	(0.35)	(0.10)
Class B
March 1, 2013 to August 31, 2013 (unaudited)	$13.43	0.04	[4]	(0.24)	0.00	0.00
March 1, 2012 to February 28, 2013	$13.37	0.09	[4]	0.19	(0.09)	(0.13)
March 1, 2011 to February 29, 2012	$12.93	0.12	[4]	0.44	(0.12)	0.00
March 1, 2010 to February 28, 2011	$12.10	0.12	[4]	0.88	(0.17)	0.00
March 1, 2009 to February 28, 2010	$10.18	0.17	[4]	1.93	(0.18)	(0.00)[5]
March 1, 2008 to February 28, 2009	$12.73	0.22	[4]	(2.42)	(0.25)	(0.10)
Class C
March 1, 2013 to August 31, 2013 (unaudited)	$13.48	0.04	[4]	(0.24)	0.00	0.00
March 1, 2012 to February 28, 2013	$13.44	0.09		0.19	(0.11)	(0.13)
March 1, 2011 to February 29, 2012	$13.03	0.12	[4]	0.43	(0.14)	0.00
March 1, 2010 to February 28, 2011	$12.19	0.12	[4]	0.91	(0.19)	0.00
March 1, 2009 to February 28, 2010	$10.27	0.16	[4]	1.96	(0.20)	(0.00)[5]
March 1, 2008 to February 28, 2009	$12.85	0.22	[4]	(2.45)	(0.25)	(0.10)
Class R
June 28, 2013[6] to August 31, 2013 (unaudited)	$13.08	0.03		0.03	0.00	0.00
Class R4
March 1, 2013 to August 31, 2013 (unaudited)	$13.43	0.15		(0.28)	0.00	0.00
November 30, 2012[6] to February 28, 2013	$13.56	0.08		0.00 [5]	(0.08)	(0.13)
Class R6[7]
March 1, 2013 to August 31, 2013 (unaudited)	$13.43	0.13	[4]	(0.25)	0.00	0.00
March 1, 2012 to February 28, 2013	$13.39	0.26		0.19	(0.28)	(0.13)
March 1, 2011 to February 29, 2012	$12.97	0.28		0.45	(0.31)	0.00
March 1, 2010 to February 28, 2011	$12.15	0.28		0.88	(0.34)	0.00
March 1, 2009 to February 28, 2010	$10.24	0.31	[4]	1.95	(0.35)	(0.00)[5]
March 1, 2008 to February 28, 2009	$12.81	0.37	[4]	(2.43)	(0.41)	(0.10)
Administrator Class
March 1, 2013 to August 31, 2013 (unaudited)	$13.42	0.10	[4]	(0.24)	0.00	0.00
March 1, 2012 to February 28, 2013	$13.38	0.21	[4]	0.19	(0.23)	(0.13)
March 1, 2011 to February 29, 2012	$12.97	0.24		0.43	(0.26)	0.00
March 1, 2010 to February 28, 2011	$12.14	0.24		0.89	(0.30)	0.00
March 1, 2009 to February 28, 2010	$10.24	0.27	[4]	1.95	(0.32)	(0.00)[5]
March 1, 2008 to February 28, 2009	$12.82	0.34	[4]	(2.44)	(0.38)	(0.10)
Investor Class
March 1, 2013 to August 31, 2013 (unaudited)	$13.40	0.09	[4]	(0.24)	0.00	0.00
March 1, 2012 to February 28, 2013	$13.36	0.20		0.19	(0.22)	(0.13)
March 1, 2011 to February 29, 2012	$12.95	0.23		0.43	(0.25)	0.00
March 1, 2010 to February 28, 2011	$12.12	0.22	[4]	0.90	(0.29)	0.00
March 1, 2009 to February 28, 2010	$10.22	0.27	[4]	1.94	(0.31)	(0.00)[5]
March 1, 2008 to February 28, 2009	$12.80	0.33	[4]	(2.43)	(0.38)	(0.10)

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	53

Ending net asset value per share	Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income[1]	Gross expenses[1]	Net expenses[1]

$13.15	1.35%	1.04%	0.91%	(1.13)%	23%	$33,352
$13.30	1.39%	1.08%	0.99%	2.92%	37%	$36,462
$13.26	1.63%	1.08%	0.99%	5.05%	43%	$39,691
$12.86	1.72%	1.10%	1.00%	9.24%	47%	$42,615
$12.04	2.16%	1.16%	1.10%	21.64%	86%	$42,316
$10.15	2.62%	1.25%	1.18%	(16.98)%	43%	$39,175

$13.23	0.58%	1.79%	1.67%	(1.49)%	23%	$214
$13.43	0.67%	1.83%	1.74%	2.12%	37%	$341
$13.37	0.90%	1.83%	1.74%	4.35%	43%	$748
$12.93	0.98%	1.85%	1.75%	8.45%	47%	$1,542
$12.10	1.45%	1.92%	1.86%	20.69%	86%	$2,716
$10.18	1.87%	2.00%	1.93%	(17.58)%	43%	$4,269

$13.28	0.60%	1.79%	1.66%	(1.48)%	23%	$2,903
$13.48	0.64%	1.83%	1.74%	2.10%	37%	$3,269
$13.44	0.88%	1.83%	1.74%	4.28%	43%	$3,323
$13.03	0.96%	1.85%	1.75%	8.48%	47%	$3,114
$12.19	1.42%	1.91%	1.85%	20.76%	86%	$2,580
$10.27	1.87%	2.00%	1.93%	(17.59)%	43%	$2,464

$13.14	1.10%	1.30%	1.08%	0.46%	23%	$25

$13.30	1.75%	0.67%	0.47%	(0.97)%	23%	$209,731
$13.43	2.03%	0.75%	0.47%	0.63%	37%	$5,555

$13.31	1.85%	0.61%	0.43%	(0.89)%	23%	$241,735
$13.43	1.91%	0.65%	0.48%	3.43%	37%	$486,113
$13.39	2.14%	0.65%	0.48%	5.61%	43%	$563,343
$12.97	2.23%	0.66%	0.48%	9.90%	47%	$455,447
$12.15	2.63%	0.71%	0.59%	22.15%	86%	$359,320
$10.24	3.15%	0.80%	0.65%	(16.47)%	43%	$239,731

$13.28	1.51%	0.88%	0.75%	(1.04)%	23%	$211,680
$13.42	1.54%	0.92%	0.83%	3.08%	37%	$241,045
$13.38	1.79%	0.92%	0.83%	5.25%	43%	$190,863
$12.97	1.88%	0.93%	0.83%	9.44%	47%	$191,943
$12.14	2.36%	0.98%	0.86%	21.86%	86%	$172,322
$10.24	2.92%	1.07%	0.88%	(16.73)%	43%	$110,425

$13.25	1.38%	1.10%	0.89%	(1.12)%	23%	$56,423
$13.40	1.49%	1.14%	0.89%	3.01%	37%	$64,161
$13.36	1.73%	1.15%	0.89%	5.21%	43%	$61,766
$12.95	1.79%	1.18%	0.89%	9.40%	47%	$53,646
$12.12	2.27%	1.26%	0.92%	21.86%	86%	$25,103
$10.22	2.86%	1.36%	0.94%	(16.78)%	43%	$11,265

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

54	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

Target 2015 Fund
Class A
March 1, 2013 to August 31, 2013 (unaudited)	$10.13	0.08		(0.12)	(0.07)	0.00
November 30, 2012[6] to February 28, 2013	$10.11	0.03	[4]	0.13	(0.04)	(0.10)
Class R
June 28, 2013[6] to August 31, 2013 (unaudited)	$10.08	0.02		0.05	0.00	0.00
Class R4
March 1, 2013 to August 31, 2013 (unaudited)	$10.14	0.08		(0.10)	(0.08)	0.00
November 30, 2012[6] to February 28, 2013	$10.11	0.05	[4]	0.13	(0.05)	(0.10)
Class R6[7]
March 1, 2013 to August 31, 2013 (unaudited)	$10.13	0.11		(0.12)	(0.09)	0.00
March 1, 2012 to February 28, 2013	$9.98	0.18	[4]	0.27	(0.20)	(0.10)
March 1, 2011 to February 29, 2012	$9.81	0.19		0.29	(0.20)	(0.11)
March 1, 2010 to February 28, 2011	$9.05	0.19		0.85	(0.23)	(0.05)
March 1, 2009 to February 28, 2010	$7.23	0.21	[4]	1.77	(0.16)	0.00
March 1, 2008 to February 28, 2009	$9.92	0.25	[4]	(2.33)	(0.31)	0.00
Administrator Class
March 1, 2013 to August 31, 2013 (unaudited)	$10.24	0.08		(0.10)	(0.07)	0.00
March 1, 2012 to February 28, 2013	$10.10	0.15	[4]	0.26	(0.17)	(0.10)
March 1, 2011 to February 29, 2012	$9.92	0.17		0.29	(0.17)	(0.11)
March 1, 2010 to February 28, 2011	$9.15	0.17		0.85	(0.20)	(0.05)
March 1, 2009 to February 28, 2010	$7.31	0.17	[4]	1.82	(0.15)	0.00
March 1, 2008 to February 28, 2009	$10.04	0.24	[4]	(2.37)	(0.30)	0.00
Investor Class
March 1, 2013 to August 31, 2013 (unaudited)	$10.26	0.07	[4]	(0.11)	(0.07)	0.00
March 1, 2012 to February 28, 2013	$10.11	0.14		0.27	(0.16)	(0.10)
March 1, 2011 to February 29, 2012	$9.93	0.16		0.29	(0.16)	(0.11)
March 1, 2010 to February 28, 2011	$9.16	0.16	[4]	0.85	(0.19)	(0.05)
March 1, 2009 to February 28, 2010	$7.32	0.15	[4]	1.83	(0.14)	0.00
March 1, 2008 to February 28, 2009	$10.03	0.22	[4]	(2.34)	(0.29)	0.00

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	55

Distributions from tax basis return of capital	Ending net asset value per share	Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
		Net investment income[1]	Gross expenses[1]	Net expenses[1]

0.00	$10.02	1.41%	1.02%	0.84%	(0.34)%	22%	$156
0.00	$10.13	1.28%	1.05%	0.84%	1.60%	35%	$10

0.00	$10.15	1.01%	1.25%	1.09%	0.69%	22%	$25

0.00	$10.04	1.73%	0.67%	0.48%	(0.14)%	22%	$138,050
0.00	$10.14	1.90%	0.75%	0.48%	1.72%	35%	$2,614

0.00	$10.03	1.84%	0.59%	0.42%	(0.10)%	22%	$468,841
0.00	$10.13	1.87%	0.65%	0.49%	4.56%	35%	$613,945
0.00	$9.98	2.05%	0.65%	0.49%	5.06%	40%	$536,453
0.00	$9.81	2.11%	0.66%	0.49%	11.68%	44%	$387,146
0.00	$9.05	2.43%	0.72%	0.54%	27.56%	77%	$235,807
(0.30)	$7.23	2.91%	1.06%	0.66%	(22.00)%	41%	$22,002

0.00	$10.15	1.50%	0.87%	0.76%	(0.17)%	22%	$188,577
0.00	$10.24	1.47%	0.92%	0.84%	4.06%	35%	$194,125
0.00	$10.10	1.70%	0.92%	0.84%	4.74%	40%	$84,759
0.00	$9.92	1.76%	0.93%	0.84%	11.28%	44%	$61,227
0.00	$9.15	1.89%	1.03%	0.86%	27.28%	77%	$42,190
(0.30)	$7.31	2.69%	1.37%	0.89%	(22.21)%	41%	$12,138

0.00	$10.15	1.36%	1.10%	0.90%	(0.40)%	22%	$119,238
0.00	$10.26	1.46%	1.14%	0.90%	4.08%	35%	$200,596
0.00	$10.11	1.65%	1.15%	0.90%	4.67%	40%	$165,774
0.00	$9.93	1.69%	1.18%	0.90%	11.22%	44%	$142,622
0.00	$9.16	1.75%	1.31%	0.93%	27.19%	77%	$43,004
(0.30)	$7.32	2.62%	1.60%	0.95%	(22.15)%	41%	$8,959

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

56	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

Target 2020 Fund
Class A
March 1, 2013 to August 31, 2013 (unaudited)	$14.53	0.10		0.00 [5]	0.00	0.00
March 1, 2012 to February 28, 2013	$14.25	0.20		0.50	(0.21)	(0.21)
March 1, 2011 to February 29, 2012	$13.97	0.21		0.33	(0.22)	(0.04)
March 1, 2010 to February 28, 2011	$12.54	0.20		1.46	(0.23)	0.00
March 1, 2009 to February 28, 2010	$9.58	0.21	[4]	2.97	(0.22)	(0.00)[5]
March 1, 2008 to February 28, 2009	$13.78	0.26	[4]	(4.04)	(0.27)	(0.15)
Class B
March 1, 2013 to August 31, 2013 (unaudited)	$14.47	0.04	[4]	0.00 [5]	0.00	0.00
March 1, 2012 to February 28, 2013	$14.16	0.09	[4]	0.51	(0.08)	(0.21)
March 1, 2011 to February 29, 2012	$13.85	0.10	[4]	0.33	(0.08)	(0.04)
March 1, 2010 to February 28, 2011	$12.41	0.09	[4]	1.46	(0.11)	0.00
March 1, 2009 to February 28, 2010	$9.50	0.12	[4]	2.95	(0.16)	(0.00)[5]
March 1, 2008 to February 28, 2009	$13.66	0.17	[4]	(4.01)	(0.17)	(0.15)
Class C
March 1, 2013 to August 31, 2013 (unaudited)	$14.49	0.04		0.01	0.00	0.00
March 1, 2012 to February 28, 2013	$14.20	0.09		0.51	(0.10)	(0.21)
March 1, 2011 to February 29, 2012	$13.93	0.08		0.35	(0.12)	(0.04)
March 1, 2010 to February 28, 2011	$12.51	0.08		1.48	(0.14)	0.00
March 1, 2009 to February 28, 2010	$9.58	0.12	[4]	2.98	(0.17)	(0.00)[5]
March 1, 2008 to February 28, 2009	$13.78	0.17	[4]	(4.05)	(0.17)	(0.15)
Class R
June 28, 2013[6] to August 31, 2013 (unaudited)	$14.48	0.02	[4]	0.13	0.00	0.00
Class R4
March 1, 2013 to August 31, 2013 (unaudited)	$14.77	0.13	[4]	0.01	0.00	0.00
November 30, 2012 [6] to February 28, 2013	$14.66	0.09		0.31	(0.08)	(0.21)
Class R6[7]
March 1, 2013 to August 31, 2013 (unaudited)	$14.77	0.19		(0.05)	0.00	0.00
March 1, 2012 to February 28, 2013	$14.47	0.27		0.52	(0.28)	(0.21)
March 1, 2011 to February 29, 2012	$14.19	0.27	[4]	0.35	(0.30)	(0.04)
March 1, 2010 to February 28, 2011	$12.73	0.26		1.50	(0.30)	0.00
March 1, 2009 to February 28, 2010	$9.73	0.27	[4]	3.01	(0.28)	(0.00)[5]
March 1, 2008 to February 28, 2009	$13.98	0.32	[4]	(4.08)	(0.34)	(0.15)
Administrator Class
March 1, 2013 to August 31, 2013 (unaudited)	$14.73	0.11		0.01	0.00	0.00
March 1, 2012 to February 28, 2013	$14.44	0.21	[4]	0.52	(0.23)	(0.21)
March 1, 2011 to February 29, 2012	$14.15	0.23		0.35	(0.25)	(0.04)
March 1, 2010 to February 28, 2011	$12.70	0.21		1.50	(0.26)	0.00
March 1, 2009 to February 28, 2010	$9.71	0.23	[4]	3.01	(0.25)	(0.00)[5]
March 1, 2008 to February 28, 2009	$13.96	0.30	[4]	(4.09)	(0.31)	(0.15)
Investor Class
March 1, 2013 to August 31, 2013 (unaudited)	$14.72	0.10		0.01	0.00	0.00
March 1, 2012 to February 28, 2013	$14.43	0.21		0.51	(0.22)	(0.21)
March 1, 2011 to February 29, 2012	$14.14	0.22		0.35	(0.24)	(0.04)
March 1, 2010 to February 28, 2011	$12.70	0.20	[4]	1.49	(0.25)	0.00
March 1, 2009 to February 28, 2010	$9.71	0.22	[4]	3.02	(0.25)	(0.00)[5]
March 1, 2008 to February 28, 2009	$13.96	0.29	[4]	(4.08)	(0.31)	(0.15)

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	57

Ending net asset value per share	Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income (loss)[1]	Gross expenses[1]	Net expenses[1]

$14.63	1.32%	1.01%	0.94%	0.69%	20%	$74,086
$14.53	1.36%	1.06%	1.01%	5.00%	32%	$74,720
$14.25	1.45%	1.05%	1.01%	3.97%	35%	$74,955
$13.97	1.46%	1.08%	1.02%	13.41%	39%	$77,784
$12.54	1.77%	1.15%	1.11%	33.45%	66%	$72,653
$9.58	2.10%	1.25%	1.20%	(27.90)%	38%	$59,671

$14.51	0.57%	1.76%	1.70%	0.28%	20%	$335
$14.47	0.63%	1.81%	1.76%	4.27%	32%	$599
$14.16	0.78%	1.80%	1.76%	3.11%	35%	$1,048
$13.85	0.73%	1.83%	1.77%	12.57%	39%	$2,428
$12.41	1.04%	1.90%	1.86%	32.44%	66%	$5,030
$9.50	1.36%	2.00%	1.95%	(28.43)%	38%	$5,495

$14.54	0.57%	1.76%	1.68%	0.35%	20%	$5,070
$14.49	0.61%	1.81%	1.76%	4.28%	32%	$4,514
$14.20	0.68%	1.81%	1.76%	3.14%	35%	$4,600
$13.93	0.70%	1.83%	1.77%	12.65%	39%	$3,922
$12.51	1.00%	1.90%	1.86%	32.35%	66%	$2,752
$9.58	1.36%	2.00%	1.95%	(28.46)%	38%	$1,840

$14.63	0.92%	1.24%	1.11%	1.04%	20%	$25

$14.91	1.67%	0.64%	0.50%	0.95%	20%	$755,144
$14.77	1.72%	0.73%	0.50%	2.79%	32%	$23,050

$14.91	1.83%	0.57%	0.44%	0.95%	20%	$969,751
$14.77	1.85%	0.63%	0.50%	5.60%	32%	$1,605,032
$14.47	1.85%	0.63%	0.50%	4.47%	35%	$1,540,045
$14.19	1.96%	0.64%	0.50%	14.03%	39%	$1,250,249
$12.73	2.22%	0.69%	0.60%	33.98%	66%	$822,479
$9.73	2.63%	0.81%	0.67%	(27.46)%	38%	$414,090

$14.85	1.48%	0.85%	0.78%	0.81%	20%	$679,333
$14.73	1.47%	0.90%	0.85%	5.19%	32%	$688,261
$14.44	1.63%	0.90%	0.85%	4.17%	35%	$468,494
$14.15	1.62%	0.91%	0.85%	13.60%	39%	$439,314
$12.70	1.96%	0.97%	0.88%	33.64%	66%	$342,078
$9.71	2.42%	1.07%	0.90%	(27.66)%	38%	$196,606

$14.83	1.37%	1.07%	0.91%	0.75%	20%	$180,175
$14.72	1.43%	1.12%	0.91%	5.12%	32%	$173,813
$14.43	1.54%	1.13%	0.91%	4.12%	35%	$144,478
$14.14	1.53%	1.15%	0.91%	13.56%	39%	$119,297
$12.70	1.84%	1.24%	0.94%	33.51%	66%	$53,535
$9.71	2.34%	1.36%	0.96%	(27.70)%	38%	$15,254

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

58	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income (loss)[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

Target 2025 Fund
Class A
March 1, 2013 to August 31, 2013 (unaudited)	$9.95	0.08		0.10	(0.06)	0.00
November 30, 2012[6] to February 28, 2013	$9.83	0.04		0.33	(0.05)	(0.20)
Class R
June 28, 2013[6] to August 31, 2013 (unaudited)	$9.95	0.02		0.12	0.00	0.00
Class R4
March 1, 2013 to August 31, 2013 (unaudited)	$9.97	0.09	[4]	0.10	(0.07)	0.00
November 30, 2012[6] to February 28, 2013	$9.83	0.06		0.33	(0.05)	(0.20)
Class R6[7]
March 1, 2013 to August 31, 2013 (unaudited)	$9.96	0.10		0.11	(0.08)	0.00
March 1, 2012 to February 28, 2013	$9.71	0.18		0.45	(0.18)	(0.20)
March 1, 2011 to February 29, 2012	$9.79	0.17	[4]	0.16	(0.18)	(0.23)
March 1, 2010 to February 28, 2011	$8.68	0.16		1.26	(0.19)	(0.12)
March 1, 2009 to February 28, 2010	$6.24	0.18	[4]	2.39	(0.13)	0.00
March 1, 2008 to February 28, 2009	$9.49	0.20	[4]	(3.26)	(0.19)	0.00
Administrator Class
March 1, 2013 to August 31, 2013 (unaudited)	$9.98	0.08		0.11	(0.06)	0.00
March 1, 2012 to February 28, 2013	$9.74	0.14	[4]	0.45	(0.15)	(0.20)
March 1, 2011 to February 29, 2012	$9.81	0.14	[4]	0.17	(0.15)	(0.23)
March 1, 2010 to February 28, 2011	$8.69	0.13	[4]	1.26	(0.15)	(0.12)
March 1, 2009 to February 28, 2010	$6.25	(0.04)[4]		2.61	(0.13)	0.00
March 1, 2008 to February 28, 2009	$9.53	0.20	[4]	(3.29)	(0.19)	0.00
Investor Class
March 1, 2013 to August 31, 2013 (unaudited)	$9.97	0.07	[4]	0.11	(0.06)	0.00
March 1, 2012 to February 28, 2013	$9.72	0.14		0.46	(0.15)	(0.20)
March 1, 2011 to February 29, 2012	$9.80	0.14	[4]	0.15	(0.14)	(0.23)
March 1, 2010 to February 28, 2011	$8.68	0.13	[4]	1.25	(0.14)	(0.12)
March 1, 2009 to February 28, 2010	$6.25	(0.08)[4]		2.64	(0.13)	0.00
March 1, 2008 to February 28, 2009	$9.51	0.18	[4]	(3.26)	(0.18)	0.00

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	59

Ending net asset value per share	Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income (loss)[1]	Gross expenses[1]	Net expenses[1]

$10.07	1.36%	0.99%	0.86%	1.84%	18%	$563
$9.95	1.01%	1.06%	0.86%	3.92%	28%	$159

$10.09	0.87%	1.21%	1.11%	1.41%	18%	$25

$10.09	1.65%	0.64%	0.50%	1.95%	18%	$270,483
$9.97	1.51%	0.73%	0.50%	4.13%	28%	$4,210

$10.09	1.84%	0.56%	0.43%	2.09%	18%	$1,365,933
$9.96	1.83%	0.63%	0.50%	6.74%	28%	$1,577,058
$9.71	1.83%	0.64%	0.50%	3.77%	31%	$1,431,120
$9.79	1.83%	0.64%	0.50%	16.75%	33%	$1,290,513
$8.68	2.07%	0.66%	0.53%	41.46%	54%	$1,057,514
$6.24	2.50%	1.07%	0.53%	(32.81)%	35%	$26,335

$10.11	1.48%	0.85%	0.77%	1.92%	18%	$293,062
$9.98	1.42%	0.90%	0.85%	6.27%	28%	$271,593
$9.74	1.47%	0.91%	0.85%	3.49%	31%	$111,673
$9.81	1.46%	0.91%	0.85%	16.32%	33%	$69,590
$8.69	(0.51)%	1.01%	0.89%	41.33%	54%	$39,111
$6.25	2.42%	1.35%	0.63%	(32.95)%	35%	$9,410

$10.09	1.34%	1.08%	0.91%	1.78%	18%	$209,023
$9.97	1.41%	1.12%	0.91%	6.31%	28%	$377,357
$9.72	1.42%	1.14%	0.91%	3.32%	31%	$300,434
$9.80	1.39%	1.15%	0.91%	16.22%	33%	$256,544
$8.68	(0.93)%	1.29%	0.95%	41.19%	54%	$70,228
$6.25	2.32%	1.60%	0.70%	(32.90)%	35%	$9,564

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

60	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

Target 2030 Fund
Class A
March 1, 2013 to August 31, 2013 (unaudited)	$15.31	0.11		0.33	(0.09)	0.00
March 1, 2012 to February 28, 2013	$14.74	0.20		0.85	(0.20)	(0.28)
March 1, 2011 to February 29, 2012	$14.81	0.17	[4]	0.13	(0.18)	(0.19)
March 1, 2010 to February 28, 2011	$12.65	0.15	[4]	2.19	(0.18)	0.00
March 1, 2009 to February 28, 2010	$8.65	0.15	[4]	4.00	(0.15)	(0.00)[5]
March 1, 2008 to February 28, 2009	$14.36	0.21	[4]	(5.55)	(0.20)	(0.17)
Class B
March 1, 2013 to August 31, 2013 (unaudited)	$15.08	0.05	[4]	0.32	(0.03)	0.00
March 1, 2012 to February 28, 2013	$14.49	0.08	[4]	0.86	(0.07)	(0.28)
March 1, 2011 to February 29, 2012	$14.53	0.07	[4]	0.12	(0.04)	(0.19)
March 1, 2010 to February 28, 2011	$12.41	0.06	[4]	2.14	(0.08)	0.00
March 1, 2009 to February 28, 2010	$8.49	0.07	[4]	3.91	(0.06)	(0.00)[5]
March 1, 2008 to February 28, 2009	$14.09	0.11	[4]	(5.44)	(0.10)	(0.17)
Class C
March 1, 2013 to August 31, 2013 (unaudited)	$15.00	0.05		0.32	(0.04)	0.00
March 1, 2012 to February 28, 2013	$14.45	0.08		0.85	(0.10)	(0.28)
March 1, 2011 to February 29, 2012	$14.53	0.06	[4]	0.14	(0.09)	(0.19)
March 1, 2010 to February 28, 2011	$12.43	0.05	[4]	2.14	(0.09)	0.00
March 1, 2009 to February 28, 2010	$8.50	0.06	[4]	3.93	(0.06)	(0.00)[5]
March 1, 2008 to February 28, 2009	$14.11	0.11	[4]	(5.45)	(0.10)	(0.17)
Class R
June 28, 2013[6] to August 31, 2013 (unaudited)	$15.39	0.02		0.25	0.00	0.00
Class R4
March 1, 2013 to August 31, 2013 (unaudited)	$15.50	0.11		0.37	(0.12)	0.00
November 30, 2012[6] to February 28, 2013	$15.07	0.08		0.71	(0.08)	(0.28)
Class R6[7]
March 1, 2013 to August 31, 2013 (unaudited)	$15.49	0.15	[4]	0.33	(0.12)	0.00
March 1, 2012 to February 28, 2013	$14.91	0.27		0.86	(0.27)	(0.28)
March 1, 2011 to February 29, 2012	$14.98	0.25	[4]	0.12	(0.25)	(0.19)
March 1, 2010 to February 28, 2011	$12.79	0.23	[4]	2.21	(0.25)	0.00
March 1, 2009 to February 28, 2010	$8.75	0.21	[4]	4.03	(0.20)	(0.00)[5]
March 1, 2008 to February 28, 2009	$14.51	0.26	[4]	(5.58)	(0.27)	(0.17)
Administrator Class
March 1, 2013 to August 31, 2013 (unaudited)	$15.49	0.12		0.34	(0.10)	0.00
March 1, 2012 to February 28, 2013	$14.91	0.21		0.88	(0.23)	(0.28)
March 1, 2011 to February 29, 2012	$14.98	0.20	[4]	0.13	(0.21)	(0.19)
March 1, 2010 to February 28, 2011	$12.79	0.18	[4]	2.21	(0.20)	0.00
March 1, 2009 to February 28, 2010	$8.74	0.17	[4]	4.06	(0.18)	(0.00)[5]
March 1, 2008 to February 28, 2009	$14.50	0.24	[4]	(5.59)	(0.24)	(0.17)
Investor Class
March 1, 2013 to August 31, 2013 (unaudited)	$15.46	0.11		0.33	(0.09)	0.00
March 1, 2012 to February 28, 2013	$14.88	0.21		0.87	(0.22)	(0.28)
March 1, 2011 to February 29, 2012	$14.95	0.19	[4]	0.13	(0.20)	(0.19)
March 1, 2010 to February 28, 2011	$12.77	0.17	[4]	2.21	(0.20)	0.00
March 1, 2009 to February 28, 2010	$8.74	0.16	[4]	4.04	(0.17)	(0.00)[5]
March 1, 2008 to February 28, 2009	$14.50	0.22	[4]	(5.58)	(0.23)	(0.17)

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	61

Ending net asset value per share	Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income[1]	Gross expenses[1]	Net expenses[1]

$15.66	1.32%	1.01%	0.95%	2.86%	16%	$61,770
$15.31	1.29%	1.06%	1.02%	7.28%	25%	$60,857
$14.74	1.21%	1.06%	1.02%	2.27%	26%	$60,087
$14.81	1.15%	1.09%	1.03%	18.71%	28%	$62,209
$12.65	1.32%	1.16%	1.12%	48.17%	43%	$55,735
$8.65	1.64%	1.28%	1.21%	(37.78)%	33%	$45,556

$15.42	0.60%	1.76%	1.70%	2.45%	16%	$332
$15.08	0.57%	1.81%	1.77%	6.54%	25%	$463
$14.49	0.50%	1.81%	1.77%	1.43%	26%	$872
$14.53	0.42%	1.84%	1.78%	17.88%	28%	$1,962
$12.41	0.60%	1.92%	1.88%	46.98%	43%	$3,173
$8.49	0.90%	2.03%	1.96%	(38.22)%	33%	$3,233

$15.33	0.57%	1.76%	1.69%	2.44%	16%	$3,917
$15.00	0.53%	1.82%	1.77%	6.52%	25%	$3,465
$14.45	0.45%	1.82%	1.77%	1.47%	26%	$3,120
$14.53	0.38%	1.84%	1.78%	17.80%	28%	$2,456
$12.43	0.58%	1.91%	1.87%	47.11%	43%	$1,671
$8.50	0.89%	2.02%	1.96%	(38.22)%	33%	$1,261

$15.66	0.78%	1.23%	1.12%	1.75%	16%	$25

$15.86	1.61%	0.64%	0.51%	3.10%	16%	$760,516
$15.50	1.35%	0.73%	0.51%	5.34%	25%	$19,568

$15.85	1.85%	0.58%	0.45%	3.15%	16%	$899,651
$15.49	1.80%	0.64%	0.51%	7.82%	25%	$1,478,163
$14.91	1.71%	0.64%	0.51%	2.78%	26%	$1,335,729
$14.98	1.65%	0.65%	0.51%	19.35%	28%	$1,048,222
$12.79	1.74%	0.71%	0.61%	48.76%	43%	$639,598
$8.75	2.15%	0.83%	0.68%	(37.38)%	33%	$265,829

$15.85	1.48%	0.85%	0.79%	2.97%	16%	$603,023
$15.49	1.43%	0.91%	0.86%	7.46%	25%	$572,735
$14.91	1.37%	0.91%	0.86%	2.41%	26%	$395,067
$14.98	1.30%	0.92%	0.86%	18.85%	28%	$373,853
$12.79	1.49%	0.98%	0.89%	48.60%	43%	$254,340
$8.74	1.93%	1.10%	0.91%	(37.56)%	33%	$117,363

$15.81	1.34%	1.07%	0.92%	2.88%	16%	$174,664
$15.46	1.38%	1.13%	0.92%	7.41%	25%	$158,551
$14.88	1.30%	1.14%	0.92%	2.36%	26%	$124,145
$14.95	1.21%	1.17%	0.92%	18.84%	28%	$99,234
$12.77	1.36%	1.25%	0.94%	48.33%	43%	$46,963
$8.74	1.84%	1.39%	0.97%	(37.58)%	33%	$13,400

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

62	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

Target 2035 Fund
Class A
March 1, 2013 to August 31, 2013 (unaudited)	$9.99	0.07		0.30	(0.06)	0.00
November 30, 2012[6] to February 28, 2013	$9.60	0.02	[4]	0.58	(0.05)	(0.16)
Class R
June 28, 2013[6] to August 31, 2013 (unaudited)	$10.16	0.01	[4]	0.19	0.00	0.00
Class R4
March 1, 2013 to August 31, 2013 (unaudited)	$9.99	0.08	[4]	0.31	(0.07)	0.00
November 30, 2012[6] to February 28, 2013	$9.60	0.03	[4]	0.57	(0.05)	(0.16)
Class R6[7]
March 1, 2013 to August 31, 2013 (unaudited)	$9.99	0.10		0.30	(0.08)	0.00
March 1, 2012 to February 28, 2013	$9.50	0.17		0.65	(0.17)	(0.16)
March 1, 2011 to February 29, 2012	$9.61	0.15	[4]	0.02	(0.14)	(0.14)
March 1, 2010 to February 28, 2011	$8.19	0.13		1.58	(0.16)	(0.13)
March 1, 2009 to February 28, 2010	$5.36	0.11	[4]	2.82	(0.10)	0.00
March 1, 2008 to February 28, 2009	$9.15	0.14	[4]	(3.80)	(0.13)	0.00
Administrator Class
March 1, 2013 to August 31, 2013 (unaudited)	$10.02	0.08		0.30	(0.06)	0.00
March 1, 2012 to February 28, 2013	$9.53	0.13		0.66	(0.14)	(0.16)
March 1, 2011 to February 29, 2012	$9.65	0.12	[4]	0.01	(0.11)	(0.14)
March 1, 2010 to February 28, 2011	$8.22	0.10		1.59	(0.13)	(0.13)
March 1, 2009 to February 28, 2010	$5.40	0.09	[4]	2.81	(0.08)	0.00
March 1, 2008 to February 28, 2009	$9.24	0.14	[4]	(3.84)	(0.14)	0.00
Investor Class
March 1, 2013 to August 31, 2013 (unaudited)	$10.05	0.07		0.31	(0.06)	0.00
March 1, 2012 to February 28, 2013	$9.56	0.13		0.65	(0.13)	(0.16)
March 1, 2011 to February 29, 2012	$9.67	0.11	[4]	0.02	(0.10)	(0.14)
March 1, 2010 to February 28, 2011	$8.24	0.10		1.58	(0.12)	(0.13)
March 1, 2009 to February 28, 2010	$5.42	0.08	[4]	2.82	(0.08)	0.00
March 1, 2008 to February 28, 2009	$9.24	0.12	[4]	(3.82)	(0.12)	0.00

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	63

Ending net asset value per share	Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income[1]	Gross expenses[1]	Net expenses[1]

$10.30	1.36%	1.01%	0.88%	3.73%	15%	$119
$9.99	1.04%	1.07%	0.88%	6.36%	22%	$41

$10.36	0.72%	1.27%	1.13%	1.97%	15%	$25

$10.31	1.58%	0.66%	0.52%	3.96%	15%	$210,182
$9.99	1.30%	0.75%	0.52%	6.38%	22%	$1,940

$10.31	1.83%	0.59%	0.45%	4.00%	15%	$532,942
$9.99	1.76%	0.66%	0.52%	8.86%	22%	$648,345
$9.50	1.60%	0.66%	0.52%	1.96%	22%	$481,784
$9.61	1.52%	0.68%	0.52%	21.21%	24%	$338,577
$8.19	1.40%	0.75%	0.57%	54.85%	34%	$170,172
$5.36	1.97%	1.31%	0.64%	(40.44)%	30%	$16,279

$10.34	1.46%	0.87%	0.79%	3.82%	15%	$192,981
$10.02	1.36%	0.93%	0.87%	8.48%	22%	$172,860
$9.53	1.26%	0.93%	0.87%	1.55%	22%	$77,039
$9.65	1.17%	0.94%	0.87%	20.87%	24%	$50,226
$8.22	1.20%	1.06%	0.89%	53.96%	34%	$25,950
$5.40	1.83%	1.60%	0.83%	(40.58)%	30%	$4,101

$10.37	1.33%	1.10%	0.93%	3.77%	15%	$166,885
$10.05	1.35%	1.15%	0.93%	8.38%	22%	$310,066
$9.56	1.21%	1.16%	0.93%	1.60%	22%	$244,138
$9.67	1.09%	1.19%	0.93%	20.74%	24%	$204,364
$8.24	1.09%	1.34%	0.95%	53.70%	34%	$60,611
$5.42	1.69%	1.82%	0.92%	(40.50)%	30%	$7,025

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

64	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

Target 2040 Fund
Class A
March 1, 2013 to August 31, 2013 (unaudited)	$16.92	0.12		0.63	(0.09)	0.00
March 1, 2012 to February 28, 2013	$16.07	0.21		1.19	(0.21)	(0.34)
March 1, 2011 to February 29, 2012	$16.40	0.17		(0.07)	(0.16)	(0.27)
March 1, 2010 to February 28, 2011	$13.60	0.15		2.81	(0.16)	0.00
March 1, 2009 to February 28, 2010	$8.73	0.12	[4]	4.87	(0.12)	(0.00)[5]
March 1, 2008 to February 28, 2009	$16.04	0.19	[4]	(6.92)	(0.18)	(0.40)
Class B
March 1, 2013 to August 31, 2013 (unaudited)	$16.18	0.05	[4]	0.60	(0.01)	0.00
March 1, 2012 to February 28, 2013	$15.36	0.09	[4]	1.13	(0.06)	(0.34)
March 1, 2011 to February 29, 2012	$15.67	0.05	[4]	(0.06)	(0.03)	(0.27)
March 1, 2010 to February 28, 2011	$12.99	0.03	[4]	2.70	(0.05)	0.00
March 1, 2009 to February 28, 2010	$8.35	0.10	[4]	4.57	(0.03)	(0.00)[5]
March 1, 2008 to February 28, 2009	$15.40	0.09	[4]	(6.64)	(0.10)	(0.40)
Class C
March 1, 2013 to August 31, 2013 (unaudited)	$16.03	0.05	[4]	0.59	(0.04)	0.00
March 1, 2012 to February 28, 2013	$15.26	0.09	[4]	1.12	(0.10)	(0.34)
March 1, 2011 to February 29, 2012	$15.60	0.04	[4]	(0.05)	(0.06)	(0.27)
March 1, 2010 to February 28, 2011	$12.95	0.03	[4]	2.69	(0.07)	0.00
March 1, 2009 to February 28, 2010	$8.33	0.05	[4]	4.61	(0.04)	(0.00)[5]
March 1, 2008 to February 28, 2009	$15.36	0.09	[4]	(6.62)	(0.10)	(0.40)
Class R
June 28, 2013[6] to August 31, 2013 (unaudited)	$17.19	0.02		0.37	0.00	0.00
Class R4
March 1, 2013 to August 31, 2013 (unaudited)	$17.24	0.08		0.71	(0.12)	0.00
November 30, 2012[6] to February 28, 2013	$16.52	0.09		1.06	(0.09)	(0.34)
Class R6[7]
March 1, 2013 to August 31, 2013 (unaudited)	$17.24	0.17	[4]	0.64	(0.14)	0.00
March 1, 2012 to February 28, 2013	$16.37	0.29		1.21	(0.29)	(0.34)
March 1, 2011 to February 29, 2012	$16.69	0.24		(0.05)	(0.24)	(0.27)
March 1, 2010 to February 28, 2011	$13.84	0.22		2.87	(0.24)	0.00
March 1, 2009 to February 28, 2010	$8.88	0.18	[4]	4.95	(0.17)	(0.00)[5]
March 1, 2008 to February 28, 2009	$16.29	0.25	[4]	(7.02)	(0.24)	(0.40)
Administrator Class
March 1, 2013 to August 31, 2013 (unaudited)	$17.21	0.13		0.64	(0.10)	0.00
March 1, 2012 to February 28, 2013	$16.34	0.22		1.22	(0.23)	(0.34)
March 1, 2011 to February 29, 2012	$16.67	0.19		(0.06)	(0.19)	(0.27)
March 1, 2010 to February 28, 2011	$13.82	0.16		2.88	(0.19)	0.00
March 1, 2009 to February 28, 2010	$8.88	0.16	[4]	4.93	(0.15)	(0.00)[5]
March 1, 2008 to February 28, 2009	$16.29	0.23	[4]	(7.02)	(0.22)	(0.40)
Investor Class
March 1, 2013 to August 31, 2013 (unaudited)	$17.19	0.12		0.64	(0.10)	0.00
March 1, 2012 to February 28, 2013	$16.32	0.22		1.22	(0.23)	(0.34)
March 1, 2011 to February 29, 2012	$16.65	0.18		(0.06)	(0.18)	(0.27)
March 1, 2010 to February 28, 2011	$13.81	0.16		2.86	(0.18)	0.00
March 1, 2009 to February 28, 2010	$8.87	0.15	[4]	4.93	(0.14)	(0.00)[5]
March 1, 2008 to February 28, 2009	$16.28	0.21	[4]	(7.01)	(0.21)	(0.40)

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	65

Ending net asset value per share	Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income[1]	Gross expenses[1]	Net expenses[1]

$17.58	1.31%	1.02%	0.96%	4.47%	14%	$105,772
$16.92	1.25%	1.08%	1.03%	8.99%	20%	$104,836
$16.07	1.06%	1.08%	1.03%	0.85%	20%	$103,841
$16.40	0.95%	1.10%	1.04%	21.98%	21%	$113,494
$13.60	1.03%	1.17%	1.12%	57.33%	29%	$100,278
$8.73	1.39%	1.30%	1.22%	(42.65)%	29%	$67,928

$16.82	0.56%	1.78%	1.71%	4.04%	14%	$559
$16.18	0.54%	1.83%	1.78%	8.15%	20%	$747
$15.36	0.34%	1.83%	1.78%	0.12%	20%	$1,564
$15.67	0.23%	1.86%	1.79%	21.08%	21%	$2,863
$12.99	0.86%	1.93%	1.89%	56.01%	29%	$3,876
$8.35	0.65%	2.05%	1.97%	(43.10)%	29%	$3,623

$16.63	0.56%	1.77%	1.70%	4.00%	14%	$3,763
$16.03	0.50%	1.83%	1.78%	8.18%	20%	$4,040
$15.26	0.30%	1.83%	1.78%	0.14%	20%	$3,623
$15.60	0.19%	1.85%	1.79%	21.08%	21%	$3,038
$12.95	0.41%	1.92%	1.87%	56.02%	29%	$2,226
$8.33	0.65%	2.05%	1.97%	(43.07)%	29%	$1,362

$17.58	0.70%	1.24%	1.13%	2.21%	14%	$26

$17.91	1.55%	0.65%	0.52%	4.64%	14%	$552,482
$17.24	1.12%	0.75%	0.52%	7.13%	20%	$13,651

$17.91	1.86%	0.59%	0.47%	4.72%	14%	$600,066
$17.24	1.76%	0.65%	0.52%	9.50%	20%	$993,528
$16.37	1.55%	0.65%	0.52%	1.37%	20%	$846,499
$16.69	1.44%	0.67%	0.52%	22.66%	21%	$654,804
$13.84	1.42%	0.72%	0.62%	58.11%	29%	$377,937
$8.88	1.88%	0.85%	0.69%	(42.36)%	29%	$136,386

$17.88	1.47%	0.86%	0.79%	4.53%	14%	$390,408
$17.21	1.39%	0.92%	0.87%	9.14%	20%	$360,567
$16.34	1.22%	0.92%	0.87%	1.00%	20%	$256,378
$16.67	1.11%	0.94%	0.87%	22.21%	21%	$260,524
$13.82	1.26%	0.99%	0.90%	57.54%	29%	$176,917
$8.88	1.67%	1.12%	0.92%	(42.46)%	29%	$72,233

$17.85	1.33%	1.08%	0.93%	4.44%	14%	$99,707
$17.19	1.33%	1.14%	0.93%	9.10%	20%	$86,745
$16.32	1.14%	1.15%	0.93%	0.96%	20%	$64,452
$16.65	1.01%	1.18%	0.93%	22.10%	21%	$48,906
$13.81	1.16%	1.27%	0.96%	57.54%	29%	$20,959
$8.87	1.58%	1.41%	0.98%	(42.51)%	29%	$6,970

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

66	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

Target 2045 Fund
Class A
March 1, 2013 to August 31, 2013 (unaudited)	$10.17	0.07	[4]	0.42	(0.06)	0.00
November 30, 2012[6] to February 28, 2013	$9.64	0.03		0.68	(0.05)	(0.13)
Class R
June 28, 2013[6] to August 31, 2013 (unaudited)	$10.45	0.01		0.23	0.00	0.00
Class R4
March 1, 2013 to August 31, 2013 (unaudited)	$10.18	0.08	[4]	0.43	(0.07)	0.00
November 30, 2012[6] to February 28, 2013	$9.64	0.06		0.66	(0.05)	(0.13)
Class R6[7]
March 1, 2013 to August 31, 2013 (unaudited)	$10.17	0.10		0.41	(0.08)	0.00
March 1, 2012 to February 28, 2013	$9.55	0.16		0.76	(0.17)	(0.13)
March 1, 2011 to February 29, 2012	$9.62	0.14		(0.05)	(0.12)	(0.04)
March 1, 2010 to February 28, 2011	$8.08	0.13		1.70	(0.18)	(0.11)
March 1, 2009 to February 28, 2010	$5.19	0.10	[4]	2.90	(0.09)	(0.02)
March 1, 2008 to February 28, 2009	$9.09	0.13	[4]	(3.91)	(0.12)	0.00
Administrator Class
March 1, 2013 to August 31, 2013 (unaudited)	$10.23	0.08	[4]	0.41	(0.06)	0.00
March 1, 2012 to February 28, 2013	$9.59	0.12		0.77	(0.12)	(0.13)
March 1, 2011 to February 29, 2012	$9.66	0.11		(0.05)	(0.09)	(0.04)
March 1, 2010 to February 28, 2011	$8.12	0.09		1.72	(0.16)	(0.11)
March 1, 2009 to February 28, 2010	$5.21	0.08	[4]	2.92	(0.07)	(0.02)
March 1, 2008 to February 28, 2009	$9.18	0.12	[4]	(3.94)	(0.15)	0.00
Investor Class
March 1, 2013 to August 31, 2013 (unaudited)	$10.26	0.07	[4]	0.41	(0.06)	0.00
March 1, 2012 to February 28, 2013	$9.62	0.12		0.77	(0.12)	(0.13)
March 1, 2011 to February 29, 2012	$9.69	0.11		(0.05)	(0.09)	(0.04)
March 1, 2010 to February 28, 2011	$8.14	0.08		1.73	(0.15)	(0.11)
March 1, 2009 to February 28, 2010	$5.23	0.09	[4]	2.91	(0.07)	(0.02)
March 1, 2008 to February 28, 2009	$9.17	0.11	[4]	(3.95)	(0.10)	0.00

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	67

Ending net asset value per share	Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income[1]	Gross expenses[1]	Net expenses[1]

$10.60	1.33%	1.03%	0.88%	4.85%	13%	$22
$10.17	1.08%	1.10%	0.88%	7.41%	19%	$13

$10.69	0.64%	1.28%	1.13%	2.30%	13%	$26

$10.62	1.55%	0.68%	0.52%	5.08%	13%	$130,346
$10.18	1.29%	0.78%	0.52%	7.55%	19%	$1,246

$10.60	1.84%	0.61%	0.46%	5.04%	13%	$252,283
$10.17	1.74%	0.69%	0.52%	9.85%	19%	$324,476
$9.55	1.51%	0.67%	0.52%	1.16%	19%	$215,067
$9.62	1.26%	0.70%	0.52%	23.08%	20%	$141,871
$8.08	1.26%	0.95%	0.59%	58.02%	27%	$51,776
$5.19	1.84%	2.02%	0.69%	(42.06)%	29%	$8,287

$10.66	1.46%	0.89%	0.79%	4.84%	13%	$98,945
$10.23	1.35%	0.96%	0.87%	9.49%	19%	$85,590
$9.59	1.18%	0.94%	0.87%	0.85%	19%	$39,964
$9.66	1.02%	0.97%	0.87%	22.56%	20%	$27,698
$8.12	1.11%	1.22%	0.89%	57.87%	27%	$14,948
$5.21	1.62%	2.34%	0.92%	(42.22)%	29%	$1,656

$10.68	1.32%	1.12%	0.93%	4.69%	13%	$90,063
$10.26	1.32%	1.18%	0.93%	9.39%	19%	$178,137
$9.62	1.12%	1.17%	0.93%	0.80%	19%	$115,546
$9.69	0.98%	1.21%	0.93%	22.58%	20%	$84,881
$8.14	1.12%	1.51%	0.95%	57.49%	27%	$12,352
$5.23	1.55%	2.58%	0.98%	(42.22)%	29%	$1,205

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

68	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

Target 2050 Fund
Class A
March 1, 2013 to August 31, 2013 (unaudited)	$9.72	0.08		0.39	(0.06)	0.00
November 30, 2012[6] to February 28, 2013	$9.29	0.03		0.65	(0.05)	(0.20)
Class C
March 1, 2013 to August 31, 2013 (unaudited)	$9.71	0.04		0.39	(0.03)	0.00
November 30, 2012[6] to February 28, 2013	$9.29	0.02		0.64	(0.04)	(0.20)
Class R
June 28, 2013[6] to August 31, 2013 (unaudited)	$9.91	0.01		0.22	0.00	0.00
Class R4
March 1, 2013 to August 31, 2013 (unaudited)	$9.73	0.07		0.41	(0.07)	0.00
November 30, 2012[6] to February 28, 2013	$9.29	0.05		0.64	(0.05)	(0.20)
Class R6[7]
March 1, 2013 to August 31, 2013 (unaudited)	$9.72	0.10		0.40	(0.08)	0.00
March 1, 2012 to February 28, 2013	$9.20	0.16		0.72	(0.16)	(0.20)
March 1, 2011 to February 29, 2012	$9.50	0.14		(0.07)	(0.12)	(0.25)
March 1, 2010 to February 28, 2011	$8.10	0.12	[4]	1.72	(0.17)	(0.27)
March 1, 2009 to February 28, 2010	$5.20	0.10		2.92	(0.09)	(0.03)
March 1, 2008 to February 28, 2009	$9.13	0.13	[4]	(3.94)	(0.12)	0.00
Administrator Class
March 1, 2013 to August 31, 2013 (unaudited)	$9.70	0.07		0.41	(0.06)	0.00
March 1, 2012 to February 28, 2013	$9.18	0.12	[4]	0.73	(0.13)	(0.20)
March 1, 2011 to February 29, 2012	$9.48	0.11		(0.07)	(0.09)	(0.25)
March 1, 2010 to February 28, 2011	$8.10	0.09	[4]	1.71	(0.15)	(0.27)
March 1, 2009 to February 28, 2010	$5.20	0.09		2.91	(0.07)	(0.03)
March 1, 2008 to February 28, 2009	$9.14	0.12	[4]	(3.96)	(0.10)	0.00
Investor Class
March 1, 2013 to August 31, 2013 (unaudited)	$9.73	0.07		0.40	(0.06)	0.00
March 1, 2012 to February 28, 2013	$9.21	0.12		0.73	(0.13)	(0.20)
March 1, 2011 to February 29, 2012	$9.51	0.10		(0.06)	(0.09)	(0.25)
March 1, 2010 to February 28, 2011	$8.11	0.09	[4]	1.71	(0.13)	(0.27)
March 1, 2009 to February 28, 2010	$5.21	0.07		2.93	(0.07)	(0.03)
March 1, 2008 to February 28, 2009	$9.16	0.11	[4]	(3.96)	(0.10)	0.00

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	69

Ending net asset value per share	Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income[1]	Gross expenses[1]	Net expenses[1]

$10.13	1.34%	1.00%	0.88%	4.83%	13%	$18
$9.72	1.07%	1.05%	0.88%	7.49%	19%	$11

$10.11	0.57%	1.77%	1.63%	4.41%	13%	$32
$9.71	0.16%	1.81%	1.63%	7.31%	19%	$17

$10.14	0.63%	1.27%	1.13%	2.32%	13%	$26

$10.14	1.54%	0.66%	0.52%	4.97%	13%	$254,271
$9.73	1.03%	0.76%	0.52%	7.63%	19%	$6,538

$10.14	1.84%	0.60%	0.46%	5.14%	13%	$598,947
$9.72	1.75%	0.67%	0.52%	9.94%	19%	$754,088
$9.20	1.53%	0.66%	0.52%	1.11%	19%	$651,308
$9.50	1.43%	0.67%	0.52%	23.17%	20%	$560,746
$8.10	1.19%	0.71%	0.57%	58.33%	27%	$389,918
$5.20	1.80%	1.19%	0.69%	(42.19)%	29%	$26,763

$10.12	1.47%	0.88%	0.79%	4.97%	13%	$160,843
$9.70	1.38%	0.94%	0.87%	9.59%	19%	$141,212
$9.18	1.18%	0.93%	0.87%	0.81%	19%	$89,984
$9.48	1.07%	0.94%	0.87%	22.58%	20%	$69,492
$8.10	1.49%	1.04%	0.90%	57.99%	27%	$37,853
$5.20	1.60%	1.48%	0.92%	(42.36)%	29%	$10,984

$10.14	1.32%	1.10%	0.93%	4.82%	13%	$47,363
$9.73	1.33%	1.16%	0.93%	9.49%	19%	$39,188
$9.21	1.12%	1.16%	0.93%	0.75%	19%	$28,615
$9.51	1.02%	1.19%	0.93%	22.54%	20%	$24,771
$8.11	1.00%	1.28%	0.95%	57.89%	27%	$19,359
$5.21	1.48%	1.73%	0.98%	(42.39)%	29%	$983

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

70	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments		Distributions from net investment income

Target 2055 Fund
Class A
March 1, 2013 to August 31, 2013 (unaudited)	$10.90	0.08		0.45		(0.06)
November 30, 2012[6] to February 28, 2013	$10.19	0.03	[4]	0.72		(0.04)
Class R
June 28, 2013[6] to August 31, 2013 (unaudited)	$11.01	0.01		0.25		0.00
Class R4
March 1, 2013 to August 31, 2013 (unaudited)	$10.91	0.09	[4]	0.46		(0.07)
November 30, 2012[6] to February 28, 2013	$10.19	0.04	[4]	0.72		(0.04)
Class R6[7]
March 1, 2013 to August 31, 2013 (unaudited)	$10.90	0.10		0.45		(0.08)
March 1, 2012 to February 28, 2013	$10.08	0.15		0.83		(0.16)
June 30, 2011[6] to February 29, 2012	$10.00	0.08	[4]	0.00	[5]	0.00
Administrator Class
March 1, 2013 to August 31, 2013 (unaudited)	$10.90	0.08		0.45		(0.06)
March 1, 2012 to February 28, 2013	$10.06	0.14	[4]	0.81		(0.11)
June 30, 2011[6] to February 29, 2012	$10.00	0.06	[4]	0.00	[5]	0.00
Investor Class
March 1, 2013 to August 31, 2013 (unaudited)	$10.81	0.07		0.45		(0.06)
March 1, 2012 to February 28, 2013	$10.05	0.13		0.80		(0.17)
June 30, 2011[6] to February 29, 2012	$10.00	0.06	[4]	(0.01)		0.00

1.	Includes net expenses allocated from affiliated Master Portfolios in which the Fund invests.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3.	Portfolio turnover rate represents the weighted average portfolio turnover in each respective affiliated Master Portfolio.

4.	Calculated based upon average shares outstanding

5.	Amount is less than $0.005.

6.	Commencement of class operations

7.	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	71

Ending net asset value per share	Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income[1]	Gross expenses[1]	Net expenses[1]

$11.37	1.36%	1.25%	0.88%	4.88%	13%	$19
$10.90	1.05%	1.44%	0.88%	7.39%	19%	$14

$11.27	0.66%	1.52%	1.13%	2.36%	13%	$26

$11.39	1.53%	0.89%	0.52%	5.04%	13%	$13,874
$10.91	1.51%	1.09%	0.52%	7.51%	19%	$33

$11.37	1.81%	0.81%	0.44%	5.05%	13%	$51,141
$10.90	1.69%	1.17%	0.52%	9.90%	19%	$36,345
$10.08	1.33%	4.06%	0.52%	0.80%	19%	$8,963

$11.37	1.46%	1.11%	0.79%	4.89%	13%	$6,070
$10.90	1.36%	1.45%	0.87%	9.52%	19%	$4,739
$10.06	0.87%	2.14%	0.87%	0.60%	19%	$1,794

$11.27	1.28%	1.32%	0.93%	4.81%	13%	$2,331
$10.81	1.23%	1.64%	0.93%	9.52%	19%	$1,254
$10.05	0.94%	6.32%	0.93%	0.50%	19%	$256

The accompanying notes are an integral part of these financial statements.

72	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following funds: the Wells Fargo Advantage Dow Jones Target Today Fund (“Target Today Fund”), the Wells Fargo Advantage Dow Jones Target 2010 Fund (“Target 2010 Fund”), the Wells Fargo Advantage Dow Jones Target 2015 Fund (“Target 2015 Fund”), the Wells Fargo Advantage Dow Jones Target 2020 Fund (“Target 2020 Fund”), the Wells Fargo Advantage Dow Jones Target 2025 Fund (“Target 2025 Fund”), the Wells Fargo Advantage Dow Jones Target 2030 Fund (“Target 2030 Fund”), the Wells Fargo Advantage Dow Jones Target 2035 Fund (“Target 2035 Fund”), the Wells Fargo Advantage Dow Jones Target 2040 Fund (“Target 2040 Fund”), the Wells Fargo Advantage Dow Jones Target 2045 Fund (“Target 2045 Fund”), the Wells Fargo Advantage Dow Jones Target 2050 Fund (“Target 2050 Fund”), and the Wells Fargo Advantage Dow Jones Target 2055 Fund (“Target 2055 Fund”) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.

The Funds each seek to achieve their investment objective by investing all investable assets in one or more separate diversified portfolios (each, a “Master Portfolio”, collectively, the “Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities, and a Fund investing in a Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the Master Portfolios as partnership investments and records daily its share of the Master Portfolio’s income, expense, and realized and unrealized gains and losses. The financial statements of the Master Portfolios for the six months ended August 31, 2013 are included in this report and should be read in conjunction with each Fund’s financial statements. As of August 31, 2013, the Funds own the following percentages of the Master Portfolios:

	Target Today Fund	Target 2010 Fund	Target 2015 Fund	Target 2020 Fund	Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund
Wells Fargo Advantage Diversified Fixed Income Portfolio	11%	11%	11%	27%	17%	13%	4%	4%	1%	1%	0	%*
Wells Fargo Advantage Diversified Stock Portfolio	2	2	3	13	14	20	10	18	6	11	1
Wells Fargo Advantage Short-Term Investment Portfolio	17	5	6	16	13	15	7	11	3	7	0	*

*	The amount invested is less than 1%.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Investments in the Master Portfolios are valued daily based on each Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis in each Master Portfolio. Realized gains or losses in each Master Portfolio are reported on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method by each Master Portfolio. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Notes to financial statements (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	73

Dividend income in each Master Portfolio is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Master Portfolio is informed of the ex-dividend date.

Income from foreign securities in each Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Each Fund records daily its proportionate share of each Master Portfolio’s interest and dividend income and realized and unrealized gains or losses.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years or since commencement of operations are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of February 28, 2013, Target 2055 Fund had capital loss carryforwards which consist of $69,195 in short-term capital losses and $61,211 in long-term capital losses.

Class allocations

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2013, each Fund’s investments in an affiliated Master Portfolio were designated as Level 2 inputs. Further details on the investments of the affiliated Master Portfolios can be found in the Summary Portfolio of Investments or Portfolio of Investments of each affiliated Master Portfolio which is contained elsewhere in this report.

74	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements (unaudited)

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended August 31, 2013, the Funds did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fees

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Funds.

Funds Management is the adviser for each Fund and is entitled to receive an advisory fee for providing such advisory services, including the determination of the asset allocations of each Fund’s investments in the various Master Portfolios. Funds Management is entitled to receive an annual advisory fee starting at 0.25% and declining to 0.19% as the average daily net assets of each Fund increases. For the six months ended August 31, 2013, the advisory fee was equivalent to an annual rate for each Fund as follows:

Advisory fee
Target Today Fund	0.24%
Target 2010 Fund	0.24
Target 2015 Fund	0.24
Target 2020 Fund	0.22
Target 2025 Fund	0.22
Target 2030 Fund	0.22
Target 2035 Fund	0.24
Target 2040 Fund	0.23
Target 2045 Fund	0.25
Target 2050 Fund	0.24
Target 2055 Fund	0.25

Funds Management also serves as the adviser to each Master Portfolio and is entitled to receive a fee from each Master Portfolio for those services.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Funds. The fees for subadvisory services are borne by Funds Management. Global Index Advisors, Incorporated is the subadviser to each Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.06% and declining to 0.04% as the average daily net assets of each Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from each Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of each Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

	Class level administration fee
Class A, Class B, Class C, Class R	0.26%
Class R4	0.08
Class R6	0.03	*
Administrator Class	0.10
Investor Class	0.32

*	On June 1, 2013, Institutional Class was renamed Class R6. Prior to June 1, 2013, Institutional Class incurred a class level administration fee of 0.08%.

Notes to financial statements (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	75

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Funds. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through June 30, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap each Fund’s expenses as follows:

	Class A	Class B	Class C	Class R	Class R4	Class R6	Administrator Class	Investor Class
Target Today Fund	0.81%	1.56%	1.56%	1.06%	0.45%	0.30%	0.65%	0.86%
Target 2010 Fund	0.83	1.58	1.58	1.08	0.47	0.32	0.67	0.88
Target 2015 Fund	0.84	N/A	N/A	1.09	0.48	0.33	0.68	0.89
Target 2020 Fund	0.86	1.61	1.61	1.11	0.50	0.35	0.70	0.91
Target 2025 Fund	0.86	N/A	N/A	1.11	0.50	0.35	0.70	0.91
Target 2030 Fund	0.87	1.62	1.62	1.12	0.51	0.36	0.71	0.92
Target 2035 Fund	0.88	N/A	N/A	1.13	0.52	0.37	0.72	0.93
Target 2040 Fund	0.88	1.63	1.63	1.13	0.52	0.37	0.72	0.93
Target 2045 Fund	0.88	N/A	N/A	1.13	0.52	0.37	0.72	0.93
Target 2050 Fund	0.88	N/A	1.63	1.13	0.52	0.37	0.72	0.93
Target 2055 Fund	0.88	N/A	N/A	1.13	0.52	0.37	0.72	0.93
Prior to June 1, 2013, each Fund’s expenses were capped as follows:

	Class A	Class B	Class C	Class R	Class R4	Class R6	Administrator Class	Investor Class
Target Today Fund	0.96%	1.71%	1.71%	1.06%	0.45%	0.45%	0.80%	0.86%
Target 2010 Fund	0.99	1.74	1.74	1.08	0.47	0.48	0.83	0.89
Target 2015 Fund	0.84	N/A	N/A	1.09	0.48	0.49	0.84	0.90
Target 2020 Fund	1.01	1.76	1.76	1.11	0.50	0.50	0.85	0.91
Target 2025 Fund	0.86	N/A	N/A	1.11	0.50	0.50	0.85	0.91
Target 2030 Fund	1.02	1.77	1.77	1.12	0.51	0.51	0.86	0.92
Target 2035 Fund	0.88	N/A	N/A	1.13	0.52	0.52	0.87	0.93
Target 2040 Fund	1.03	1.78	1.78	1.13	0.52	0.52	0.87	0.93
Target 2045 Fund	0.88	N/A	N/A	1.13	0.52	0.52	0.87	0.93
Target 2050 Fund	0.88	N/A	1.63	1.13	0.52	0.52	0.87	0.93
Target 2055 Fund	0.88	N/A	N/A	1.13	0.52	0.52	0.87	0.93

Distribution fees

The Trust has adopted a Distribution Plan for Class B, Class C, and Class R shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B, Class C, and Class R shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares and 0.25% of Class R shares.

For the six months ended August 31, 2013, Wells Fargo Funds Distributor, LLC received the following amounts in front-end sales charges and contingent deferred sales charges:

	Front-end sales charges Class A	Contingent deferred sales charges
		Class B	Class C
Target Today Fund	$307	$0	$0
Target 2010 Fund	318	0	446
Target 2015 Fund	0	N/A	N/A
Target 2020 Fund	1,398	28	6
Target 2025 Fund	369	N/A	N/A

76	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements (unaudited)

	Front-end sales charges Class A	Contingent deferred sales charges
		Class B	Class C
Target 2030 Fund	$763	$13	$0
Target 2035 Fund	0	N/A	N/A
Target 2040 Fund	2,052	679	148
Target 2045 Fund	11	N/A	N/A
Target 2050 Fund	7	N/A	0
Target 2055 Fund	0	N/A	N/A

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Class R, Administrator Class, and Investor Class of each applicable Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Class R4 shares are charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities, for the six months ended August 31, 2013 were as follows:

	Purchases at cost*	Sales proceeds*
Target Today Fund	$226,546,163	$172,361,199
Target 2010 Fund	224,822,741	172,562,625
Target 2015 Fund	252,725,306	200,148,392
Target 2020 Fund	655,702,004	546,759,579
Target 2025 Fund	461,674,343	409,995,814
Target 2030 Fund	467,374,932	446,928,555
Target 2035 Fund	178,299,246	184,513,245
Target 2040 Fund	250,659,926	278,405,635
Target 2045 Fund	75,992,794	88,177,513
Target 2050 Fund	139,517,746	162,947,627
Target 2055 Fund	9,616,760	11,231,749

*	Each Fund seeks to achieve its investment objective by investing all of its investable assets in multiple Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying each Fund’s ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio’s purchases and sales.

6. BANK BORROWINGS

Each Fund and certain funds in the Trust are party to a $25,000,000 revolving credit agreement with the Bank of New York Mellon, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.15% of the unused balance is allocated to each participating fund. For the six months ended August 31, 2013, the Funds paid the following amounts in commitment fees:

Commitment fee
Target Today Fund	$939
Target 2010 Fund	832
Target 2015 Fund	1,004
Target 2020 Fund	2,596
Target 2025 Fund	2,970

Notes to financial statements (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	77

Commitment fee
Target 2030 Fund	$3,107
Target 2035 Fund	1,515
Target 2040 Fund	2,123
Target 2045 Fund	794
Target 2050 Fund	1,283
Target 2055 Fund	62

During the six months ended August 31, 2013, the Funds had the following borrowing activity:

	Average borrowings outstanding	Weighted average interest rate (annualized)	Interest paid
Target 2010 Fund	$72	1.39%	$1
Target 2015 Fund	2,302	1.39	32
Target 2020 Fund	4,532	1.39	63
Target 2025 Fund	3,669	1.39	51
Target 2030 Fund	3,094	1.39	43
Target 2035 Fund	1,871	1.39	26
Target 2040 Fund	1,223	1.39	17
Target 2045 Fund	863	1.39	12
Target 2050 Fund	432	1.39	6
Target 2055 Fund	72	1.39	1

For the six months ended August 31, 2013, there were no borrowings by Target Today Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

8. SUBSEQUENT DISTRIBUTIONS

On September 24, 2013, the Funds declared distributions from net investment income to shareholders of record on September 23, 2013. The per share amounts payable on September 25, 2013 were as follows:

Net investment income	Target Today Fund	Target 2010 Fund	Target 2015 Fund	Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund
Class A	$0.03584	$0.12218	$0.04115	$0.0331	$0.04563	$0.03486	$0.04769	$0.03550	$0.03000	$0.02894
Class B	0.01266	0.02368	N/A	N/A	0.01211	N/A	0.01062	N/A	N/A	N/A
Class C	0.01266	0.04427	N/A	N/A	0.01777	N/A	0.01299	N/A	0.01053	N/A
Class R	0.03219	0.14501	0.03243	0.02837	0.04016	0.02676	0.04144	0.02628	0.02317	0.02449
Class R4	0.04572	0.16143	0.04534	0.04164	0.06007	0.04005	0.06395	0.04016	0.03581	0.03858
Class R6	0.04988	0.17931	0.04921	0.04541	0.06601	0.04389	0.07065	0.04414	0.03962	0.04298
Administrator Class	0.03999	0.13793	0.04008	0.03653	0.05204	0.03482	0.05493	0.03480	0.03071	0.03319
Investor Class	0.03252	0.12689	0.03140	0.02638	0.04372	0.02337	0.04524	0.02177	0.02511	0.02808

The final determination of the source of all distributions in the current year is subject to change and will be made after calendar year-end. The actual amounts and sources of the amounts for tax reporting purposes will depend on each Fund’s investment experience during the remainder of the fiscal year and may be subject to change based on tax regulations. These distributions are not reflected in the accompanying financial statements.

78	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2013 (unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

The Summary Portfolio of Investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by accessing the following website: http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/semi/holdings/diversifiedfixedincome.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on the Form N-CSRS, is also available on the SEC’s website at sec.gov.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Agency Securities: 27.57%
FHLMC	0.32-6.75%	3-1-2014 to 9-1-2043	$249,344,290	$259,589,580	4.82%
FHLMC %%	2.50	9-1-2028	20,000,000	19,790,624	0.37
FHLMC	3.50	2-1-2042	14,426,276	14,363,734	0.27
FNMA	0.00-7.25	9-1-2013 to 7-1-2043	544,726,007	564,035,111	10.46
FNMA	2.50	7-1-2028	10,407,936	10,314,714	0.19
FNMA	2.50	7-1-2028	9,880,144	9,791,654	0.18
FNMA	3.00	8-1-2027	16,626,147	16,999,466	0.31
FNMA	3.00	3-1-2043	11,719,625	11,222,468	0.21
FNMA	3.50	12-1-2026	10,954,363	11,442,441	0.21
FNMA %%	3.50	9-1-2041	45,000,000	44,880,200	0.83
FNMA	3.50	9-1-2042	13,794,881	13,789,632	0.26
FNMA	3.50	7-1-2043	9,940,155	9,924,061	0.18
FNMA	4.50	2-1-2041	9,638,230	10,183,211	0.19
GNMA	3.00-7.00	11-15-2023 to 8-20-2043	288,622,252	299,938,386	5.56
GNMA	3.50	6-15-2042	12,155,381	12,270,714	0.23
GNMA	3.50	4-20-2043	20,643,208	20,847,636	0.39
GNMA	4.50	3-15-2039	14,564,283	15,525,855	0.29
Other securities				141,261,467	2.62

Total Agency Securities (Cost $1,490,967,949)				1,486,170,954	27.57

Corporate Bonds and Notes: 20.97%

Consumer Discretionary: 1.87%

Auto Components: 0.03%
Other securities				1,841,660	0.03

Automobiles: 0.04%
Other securities				2,301,793	0.04

Diversified Consumer Services: 0.05%
Other securities				2,554,072	0.05

Hotels, Restaurants & Leisure: 0.16%
Other securities				8,790,028	0.16

Household Durables: 0.03%
Other securities				1,864,821	0.03

Internet & Catalog Retail: 0.05%
Other securities				2,499,400	0.05

Leisure Equipment & Products: 0.02%
Other securities				887,371	0.02

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	79

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name				Value	Percent of net assets

Media: 1.13%
Other securities				$60,883,800	1.13%

Multiline Retail: 0.14%
Other securities				7,397,878	0.14

Specialty Retail: 0.21%
Other securities				11,266,020	0.21

Textiles, Apparel & Luxury Goods: 0.01%
Other securities				710,193	0.01

Consumer Staples: 1.89%

Beverages: 0.54%
Other securities				29,065,523	0.54

Food & Staples Retailing: 0.48%
Other securities				26,225,996	0.48

Food Products: 0.42%
Other securities				22,540,818	0.42

Household Products: 0.16%
Other securities				8,725,639	0.16

Personal Products: 0.02%
Other securities				949,085	0.02

Tobacco: 0.27%
Other securities				14,457,122	0.27

Energy: 1.71%

Energy Equipment & Services: 0.16%
Other securities				8,602,226	0.16

Oil, Gas & Consumable Fuels: 1.55%
Other securities				83,369,493	1.55

Financials: 7.41%

Capital Markets: 1.37%
Other securities				73,962,268	1.37

	Interest rate	Maturity date	Principal
Commercial Banks: 0.99%
Wachovia Bank NA (l)	4.88%	2-1-2015	$350,000	369,093	0.01
Wachovia Bank NA (l)	5.85	2-1-2037	1,000,000	1,112,278	0.02
Wachovia Bank NA (l)	6.60	1-15-2038	600,000	729,646	0.01
Wachovia Corporation (l)	5.50	8-1-2035	700,000	721,833	0.01
Wachovia Corporation (l)	5.63	10-15-2016	1,200,000	1,339,584	0.03
Wachovia Corporation (l)	5.75	6-15-2017	1,000,000	1,137,810	0.02

The accompanying notes are an integral part of these financial statements.

80	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2013 (unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Commercial Banks (continued)
Wachovia Corporation (l)	5.75%	2-1-2018	$1,000,000	$1,144,296	0.02%
Wells Fargo & Company (l)	1.25	2-13-2015	1,500,000	1,507,748	0.03
Wells Fargo & Company (l)	1.50	7-1-2015	750,000	758,414	0.01
Wells Fargo & Company (l)	1.50	1-16-2018	1,000,000	972,745	0.02
Wells Fargo & Company (l)	2.63	12-15-2016	1,000,000	1,036,968	0.02
Wells Fargo & Company (l)	3.45	2-13-2023	750,000	697,722	0.01
Wells Fargo & Company (l)	3.50	3-8-2022	1,000,000	991,392	0.02
Wells Fargo & Company (l)	3.68	6-15-2016	1,000,000	1,061,939	0.02
Wells Fargo & Company (l)	3.75	10-1-2014	1,500,000	1,551,768	0.03
Wells Fargo & Company (l)	4.60	4-1-2021	1,250,000	1,344,323	0.03
Wells Fargo & Company (l)	5.63	12-11-2017	1,500,000	1,708,895	0.03
Wells Fargo Bank NA (l)	5.95	8-26-2036	350,000	394,176	0.01
Wells Fargo Capital X (l)	5.95	12-1-2086	500,000	480,007	0.01
Other securities				34,189,323	0.63

				53,249,960	0.99

Consumer Finance: 0.87%
Other securities				46,920,667	0.87

Diversified Financial Services: 2.60%
Other securities				140,344,310	2.60

Insurance: 0.98%
Other securities				52,851,296	0.98

Real Estate Management & Development: 0.02%
Other securities				1,000,546	0.02

REITs: 0.58%
Other securities				31,071,642	0.58

Thrifts & Mortgage Finance: 0.00%
Other securities				245,414	0.00

Health Care: 1.92%

Biotechnology: 0.25%
Other securities				13,420,681	0.25

Health Care Equipment & Supplies: 0.25%
Other securities				13,567,326	0.25

Health Care Providers & Services: 0.51%
Other securities				27,614,691	0.51

Life Sciences Tools & Services: 0.07%
Other securities				3,648,844	0.07

Pharmaceuticals: 0.84%
Other securities				45,311,455	0.84

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	81

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Value	Percent of net assets

Industrials: 1.49%

Aerospace & Defense: 0.40%
Other securities	$21,650,612	0.40%

Air Freight & Logistics: 0.08%
Other securities	4,270,988	0.08

Airlines: 0.09%
Other securities	4,828,617	0.09

Building Products: 0.01%
Other securities	319,486	0.01

Commercial Services & Supplies: 0.19%
Other securities	10,495,341	0.19

Construction & Engineering: 0.01%
Other securities	507,463	0.01

Electrical Equipment: 0.09%
Other securities	4,802,271	0.09

Industrial Conglomerates: 0.12%
Other securities	6,259,274	0.12

Machinery: 0.18%
Other securities	9,787,022	0.18

Professional Services: 0.01%
Other securities	605,656	0.01

Road & Rail: 0.31%
Other securities	16,714,928	0.31

Information Technology: 1.27%

Communications Equipment: 0.15%
Other securities	8,108,721	0.15

Computers & Peripherals: 0.29%
Other securities	15,435,287	0.29

Electronic Equipment, Instruments & Components: 0.06%
Other securities	3,246,637	0.06

Internet Software & Services: 0.05%
Other securities	2,668,311	0.05

IT Services: 0.22%
Other securities	11,818,410	0.22

Office Electronics: 0.05%
Other securities	2,881,126	0.05

The accompanying notes are an integral part of these financial statements.

82	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2013 (unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Value	Percent of net assets

Semiconductors & Semiconductor Equipment: 0.15%
Other securities	$7,967,680	0.15%

Software: 0.30%
Other securities	16,271,223	0.30

Materials: 0.88%

Chemicals: 0.43%
Other securities	23,063,025	0.43

Construction Materials: 0.00%
Other securities	139,775	0.00

Containers & Packaging: 0.01%
Other securities	306,418	0.01

Metals & Mining: 0.33%
Other securities	18,021,975	0.33

Paper & Forest Products: 0.11%
Other securities	5,836,485	0.11

Telecommunication Services: 0.75%

Diversified Telecommunication Services: 0.71%
Other securities	38,308,327	0.71

Wireless Telecommunication Services: 0.04%
Other securities	1,878,387	0.04

Utilities: 1.78%

Electric Utilities: 1.39%
Other securities	74,711,446	1.39

Gas Utilities: 0.10%
Other securities	5,638,776	0.10

Independent Power Producers & Energy Traders: 0.03%
Other securities	1,486,107	0.03

Multi-Utilities: 0.25%
Other securities	13,514,162	0.25

Water Utilities: 0.01%
Other securities	862,076	0.01

Total Corporate Bonds and Notes (Cost $1,100,748,315)	1,130,548,050	20.97

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	83

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Foreign Government Bonds @: 24.76%
France Government Bond (EUR)	0.25-8.50%	10-25-2014 to 4-25-2060	74,400,000	$111,310,988	2.07%
Italy Buoni Poliennali del Tesoro (EUR)	2.25-9.00	11-15-2014 to 9-1-2044	93,855,000	129,561,767	2.40
Japan Government Five Year Bond Series 66 (JPY)	0.40	9-20-2016	1,525,000,000	15,649,543	0.29
Spain Government Bond (EUR)	3.00-6.00	10-31-2014 to 7-30-2041	39,727,000	54,425,584	1.01
United Kingdom Gilt (GBP)	1.00-8.75	9-7-2014 to 7-22-2068	88,085,000	151,807,044	2.82
Other securities				871,585,335	16.17

Total Foreign Government Bonds (Cost $1,385,627,453)				1,334,340,261	24.76

U.S. Treasury Securities: 22.15%
U.S. Treasury Bond	2.75-7.50	11-15-2014 to 5-15-2043	$113,000,000	118,200,200	2.19
U.S. Treasury Bond	4.25	11-15-2040	9,500,000	10,488,589	0.20
U.S. Treasury Note	0.13-11.25	9-30-2014 to 8-15-2013	572,620,000	596,850,617	11.08
U.S. Treasury Note	0.13	12-31-2014	15,000,000	14,980,080	0.28
U.S. Treasury Note	0.25	9-30-2014	12,000,000	12,010,776	0.22
U.S. Treasury Note	0.25	11-30-2014	20,000,000	20,010,160	0.37
U.S. Treasury Note	0.25	2-15-2015	10,000,000	9,996,090	0.19
U.S. Treasury Note	0.25	7-15-2015	15,000,000	14,961,915	0.28
U.S. Treasury Note	0.25	10-15-2015	15,000,000	14,935,545	0.28
U.S. Treasury Note	0.38	3-15-2015	20,000,000	20,023,440	0.37
U.S. Treasury Note	0.38	4-15-2015	30,000,000	30,025,770	0.56
U.S. Treasury Note	0.50	6-15-2016	10,000,000	9,943,750	0.19
U.S. Treasury Note	0.63	9-30-2017	24,000,000	23,345,616	0.43
U.S. Treasury Note	0.75	6-30-2017	15,000,000	14,746,875	0.27
U.S. Treasury Note	1.00	9-30-2016	10,000,000	10,047,660	0.19
U.S. Treasury Note	1.00	3-31-2017	12,000,000	11,962,500	0.22
U.S. Treasury Note	1.25	4-30-2019	12,000,000	11,606,256	0.22
U.S. Treasury Note	1.38	6-30-2018	10,000,000	9,903,120	0.18
U.S. Treasury Note	1.38	12-31-2018	10,000,000	9,812,500	0.18
U.S. Treasury Note	1.50	7-31-2016	15,000,000	15,314,070	0.28
U.S. Treasury Note	1.50	8-31-2018	12,000,000	11,925,000	0.22
U.S. Treasury Note	1.63	8-15-2022	14,100,000	12,915,826	0.24
U.S. Treasury Note	1.63	11-15-2022	12,500,000	11,383,788	0.21
U.S. Treasury Note	1.75	5-31-2016	10,000,000	10,284,380	0.19
U.S. Treasury Note	1.75	5-15-2023	12,500,000	11,402,350	0.21
U.S. Treasury Note	2.00	11-15-2021	16,000,000	15,378,752	0.29
U.S. Treasury Note	2.00	2-15-2023	11,000,000	10,316,801	0.19
U.S. Treasury Note	2.13	5-31-2015	15,000,000	15,459,960	0.29
U.S. Treasury Note	2.13	12-31-2015	10,000,000	10,371,090	0.19
U.S. Treasury Note	2.13	8-15-2021	10,000,000	9,750,000	0.18
U.S. Treasury Note	2.38	2-28-2015	15,000,000	15,463,470	0.29
U.S. Treasury Note	2.63	8-15-2020	12,000,000	12,327,192	0.23
U.S. Treasury Note	2.63	11-15-2020	10,000,000	10,235,160	0.19
U.S. Treasury Note	3.50	5-15-2020	10,000,000	10,870,310	0.20
U.S. Treasury Note	3.63	8-15-2019	9,500,000	10,409,179	0.19
U.S. Treasury Note	3.63	2-15-2020	13,000,000	14,247,194	0.26
U.S. Treasury Note	3.63	2-15-2021	20,000,000	21,801,560	0.40

Total U.S. Treasury Securities (Cost $1,184,675,859)				1,193,707,541	22.15

The accompanying notes are an integral part of these financial statements.

84	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2013 (unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Value	Percent of net assets

Yankee Corporate Bonds and Notes: 3.64%

Consumer Discretionary: 0.03%

Media: 0.03%
Other securities	$1,813,965	0.03%

Consumer Staples: 0.07%

Beverages: 0.07%
Other securities	3,679,133	0.07

Energy: 0.69%

Energy Equipment & Services: 0.05%
Other securities	2,638,694	0.05

Oil, Gas & Consumable Fuels: 0.64%
Other securities	34,314,237	0.64

Financials: 1.52%

Capital Markets: 0.05%
Other securities	2,624,560	0.05

Commercial Banks: 0.91%
Other securities	49,301,174	0.91

Diversified Financial Services: 0.50%
Other securities	27,176,863	0.50

Insurance: 0.06%
Other securities	2,983,199	0.06

Real Estate Management & Development: 0.00%
Other securities	136,625	0.00

Health Care: 0.16%

Health Care Equipment & Supplies: 0.00%
Other securities	252,501	0.00

Pharmaceuticals: 0.16%
Other securities	8,585,312	0.16

Industrials: 0.14%

Aerospace & Defense: 0.01%
Other securities	745,250	0.01

Commercial Services & Supplies: 0.02%
Other securities	1,273,451	0.02

Industrial Conglomerates: 0.06%
Other securities	2,976,163	0.06

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	85

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Value	Percent of net assets

Machinery: 0.01%
Other securities	$538,781	0.01%

Road & Rail: 0.04%
Other securities	1,866,112	0.04

Information Technology: 0.01%

Internet Software & Services: 0.01%
Other securities	568,058	0.01

Materials: 0.35%

Chemicals: 0.09%
Other securities	5,170,190	0.09

Metals & Mining: 0.24%
Other securities	12,835,196	0.24

Paper & Forest Products: 0.02%
Other securities	943,386	0.02

Telecommunication Services: 0.64%

Diversified Telecommunication Services: 0.38%
Other securities	20,209,887	0.38

Wireless Telecommunication Services: 0.26%
Other securities	14,102,846	0.26

Utilities: 0.03%

Electric Utilities: 0.00%
Other securities	154,207	0.00

Independent Power Producers & Energy Traders: 0.01%
Other securities	506,252	0.01

Multi-Utilities: 0.01%
Other securities	565,453	0.01

Water Utilities: 0.01%
Other securities	267,711	0.01

Total Yankee Corporate Bonds and Notes (Cost $193,801,259)	196,229,206	3.64

The accompanying notes are an integral part of these financial statements.

86	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2013 (unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Yield	Shares	Value	Percent of net assets

Short-Term Investments: 2.12%

Investment Companies: 2.12%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.09%	111,889,955	$111,889,955	2.08%
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)(r)	0.14	2,265,033	2,265,033	0.04

Total Short-Term Investments (Cost $114,154,988)			114,154,988	2.12

Total investments in securities (Cost $5,469,975,823) *			5,455,151,000	101.21
Other assets and liabilities, net			(65,443,446)	(1.21)

Total net assets			$5,389,707,554	100.00%

%%	Security issued on a when-issued basis

(l)	Investment in an affiliate

@	Foreign bond principal is denominated in local currency.

(u)	Rate shown is the 7-day annualized yield at period end.

##	All or a portion of this security has been segregated for when-issued securities.

(v)	Security represents investment of cash collateral received from securities on loan.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

*	Cost for federal income tax purposes is $5,471,585,589 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$132,954,722
Gross unrealized depreciation	(149,389,311)

Net unrealized depreciation	$(16,434,589)

The following table shows the percent of total long-term investments by geographic location as of August 31, 2013 (unaudited):

United States	70.78%
Japan	11.19%
United Kingdom	3.80%
France	2.80%
Italy	2.51%
Germany	2.22%
Canada	1.59%
Spain	1.37%
Netherlands	1.14%
Other	2.60%

100.00%

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	87

DIVERSIFIED STOCK PORTFOLIO

The Summary Portfolio of Investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by accessing the following website: http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/semi/holdings/diversifiedstock.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on the Form N-CSRS, is also available on the SEC’s website at sec.gov.

Security name	Shares	Value	Percent of net assets

Common Stocks: 97.62%

Consumer Discretionary: 13.48%

Auto Components: 1.08%
Other securities		$90,182,194	1.08%

Automobiles: 1.47%
Toyota Motor Corporation	560,314	33,703,664	0.41
Other securities		88,412,796	1.06

		122,116,460	1.47

Distributors: 0.17%
Other securities		13,875,008	0.17

Diversified Consumer Services: 0.45%
Other securities		37,067,117	0.45

Hotels, Restaurants & Leisure: 2.30%
McDonald’s Corporation	233,314	22,015,509	0.27
Other securities		169,360,441	2.03

		191,375,950	2.30

Household Durables: 0.89%
Other securities		73,676,150	0.89

Internet & Catalog Retail: 0.88%
Amazon.com Incorporated †	84,727	23,806,592	0.29
Other securities		49,455,189	0.59

		73,261,781	0.88

Leisure Equipment & Products: 0.29%
Other securities		24,116,502	0.29

Media: 2.04%
Other securities		169,300,199	2.04

Multiline Retail: 0.57%
Other securities		47,178,285	0.57

Specialty Retail: 2.18%
Other securities		181,129,309	2.18

Textiles, Apparel & Luxury Goods: 1.16%
Other securities		96,086,199	1.16

The accompanying notes are an integral part of these financial statements.

88	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2013 (unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Consumer Staples: 6.94%

Beverages: 1.36%
PepsiCo Incorporated	172,663	$13,766,421	0.17%
The Coca-Cola Company	427,766	16,332,106	0.20
Other securities		82,646,697	0.99

		112,745,224	1.36

Food & Staples Retailing: 1.68%
Other securities		139,402,079	1.68

Food Products: 2.05%
Nestle SA	312,322	20,439,662	0.25
Other securities		149,476,412	1.80

		169,916,074	2.05

Household Products: 0.80%
Procter & Gamble Company	306,082	23,840,727	0.29
Other securities		42,560,555	0.51

		66,401,282	0.80

Personal Products: 0.41%
Other securities		33,909,536	0.41

Tobacco: 0.64%
Philip Morris International Incorporated	182,650	15,240,316	0.18
Other securities		38,238,959	0.46

		53,479,275	0.64

Energy: 7.59%

Energy Equipment & Services: 1.65%
Schlumberger Limited	309,405	25,043,241	0.30
Other securities		111,873,874	1.35

		136,917,115	1.65

Oil, Gas & Consumable Fuels: 5.94%
Chevron Corporation	216,523	26,075,865	0.31
Exxon Mobil Corporation	496,631	43,286,358	0.52
Occidental Petroleum Corporation	187,562	16,544,844	0.20
Other securities		407,349,079	4.91

		493,256,146	5.94

Financials: 20.79%

Capital Markets: 1.54%
Other securities		127,863,336	1.54

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	89

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Commercial Banks: 7.86%
Australia & New Zealand Banking Group Limited	515,600	$13,536,568	0.16%
China Construction Bank	19,871,990	14,495,335	0.18
Commonwealth Bank of Australia	302,662	19,525,930	0.24
HSBC Holdings plc	1,803,870	18,886,431	0.23
Mitsubishi UFJ Financial Group Incorporated	2,600,970	15,157,945	0.18
Wells Fargo & Company (l)	550,120	22,598,930	0.27
Westpac Banking Corporation	588,424	16,334,558	0.20
Other securities		531,845,033	6.40

		652,380,730	7.86

Consumer Finance: 0.28%
Other securities		22,967,299	0.28

Diversified Financial Services: 1.82%
Bank of America Corporation	1,203,966	17,000,000	0.21
Berkshire Hathaway Incorporated Class B †	203,700	22,655,514	0.27
Citigroup Incorporated	339,838	16,424,371	0.20
JPMorgan Chase & Company	422,077	21,327,551	0.26
Other securities		73,851,814	0.88

		151,259,250	1.82

Insurance: 3.92%
Other securities		325,225,024	3.92

Real Estate Management & Development: 1.08%
Other securities		89,971,765	1.08

REITs: 3.96%
Other securities		329,336,951	3.96

Thrifts & Mortgage Finance: 0.33%
Other securities		27,461,628	0.33

Health Care: 9.25%

Biotechnology: 1.77%
Celgene Corporation †	97,062	13,586,739	0.16
Gilead Sciences Incorporated †	355,000	21,395,850	0.26
Other securities		112,332,656	1.35

		147,315,245	1.77

Health Care Equipment & Supplies: 1.47%
Other securities		121,719,264	1.47

Health Care Providers & Services: 1.78%
Other securities		147,442,872	1.78

Health Care Technology: 0.20%
Other securities		16,996,147	0.20

Life Sciences Tools & Services: 0.67%
Other securities		55,556,268	0.67

The accompanying notes are an integral part of these financial statements.

90	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2013 (unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Pharmaceuticals: 3.36%
Johnson & Johnson	313,676	$27,104,743	0.33%
Merck & Company Incorporated	337,258	15,948,931	0.19
Novartis AG	262,107	19,094,405	0.23
Pfizer Incorporated	745,255	21,023,644	0.25
Roche Holding AG Genusschein	67,282	16,771,054	0.20
Other securities		179,334,480	2.16

		279,277,257	3.36

Industrials: 12.29%

Aerospace & Defense: 1.73%
United Technologies Corporation	196,859	19,705,586	0.24
Other securities		124,095,179	1.49

		143,800,765	1.73

Air Freight & Logistics: 0.60%
United Parcel Service Incorporated Class B	165,400	14,154,932	0.17
Other securities		35,805,587	0.43

		49,960,519	0.60

Airlines: 0.41%
Other securities		33,781,478	0.41

Building Products: 0.48%
Other securities		40,060,245	0.48

Commercial Services & Supplies: 0.92%
Other securities		76,195,233	0.92

Construction & Engineering: 0.58%
Other securities		48,153,891	0.58

Electrical Equipment: 0.93%
Other securities		77,220,561	0.93

Industrial Conglomerates: 1.08%
General Electric Company	1,154,807	26,722,234	0.32
Other securities		62,725,889	0.76

		89,448,123	1.08

Machinery: 2.80%
Other securities		232,839,502	2.80

Marine: 0.15%
Other securities		12,102,863	0.15

Professional Services: 0.53%
Other securities		44,360,916	0.53

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	91

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Road & Rail: 1.05%
Union Pacific Corporation	108,600	$16,674,444	0.20%
Other securities		70,823,868	0.85

		87,498,312	1.05

Trading Companies & Distributors: 0.86%
Other securities		71,158,384	0.86

Transportation Infrastructure: 0.17%
Other securities		13,867,442	0.17

Information Technology: 14.90%

Communications Equipment: 1.14%
Cisco Systems Incorporated	596,849	13,912,550	0.17
QUALCOMM Incorporated	402,197	26,657,617	0.32
Other securities		53,966,251	0.65

		94,536,418	1.14

Computers & Peripherals: 2.25%
Apple Incorporated	218,488	106,414,580	1.28
Other securities		80,169,333	0.97

		186,583,913	2.25

Electronic Equipment, Instruments & Components: 1.41%
Other securities		116,982,293	1.41

Internet Software & Services: 1.79%
eBay Incorporated †	271,908	13,592,681	0.16
Google Incorporated Class A †	62,542	52,966,820	0.64
Other securities		82,233,181	0.99

		148,792,682	1.79

IT Services: 2.75%
International Business Machines Corporation	242,646	44,227,086	0.53
MasterCard Incorporated Class A	24,290	14,721,683	0.18
Visa Incorporated	118,011	20,583,479	0.25
Other securities		148,641,130	1.79

		228,173,378	2.75

Office Electronics: 0.27%
Other securities		22,888,333	0.27

Semiconductors & Semiconductor Equipment: 2.63%
Samsung Electronics Company Limited	29,363	35,999,345	0.43
Taiwan Semiconductor Manufacturing Company Limited	4,166,298	13,812,847	0.17
Other securities		168,339,410	2.03

		218,151,602	2.63

Software: 2.66%
Microsoft Corporation	839,371	28,034,991	0.34
Oracle Corporation	855,215	27,247,150	0.33
Other securities		166,121,318	1.99

		221,403,459	2.66

The accompanying notes are an integral part of these financial statements.

92	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2013 (unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Materials: 5.82%

Chemicals: 2.75%
Other securities		$228,293,780	2.75%

Construction Materials: 0.44%
Other securities		36,516,497	0.44

Containers & Packaging: 0.40%
Other securities		33,051,282	0.40

Metals & Mining: 2.08%
BHP Billiton Limited	589,538	18,643,394	0.23
Other securities		153,529,705	1.85

		172,173,099	2.08

Paper & Forest Products: 0.15%
Other securities		12,757,389	0.15

Telecommunication Services: 2.62%

Diversified Telecommunication Services: 1.25%
AT&T Incorporated	600,898	20,328,379	0.25
Verizon Communications Incorporated	319,524	15,139,047	0.18
Other securities		68,373,040	0.82

		103,840,466	1.25

Wireless Telecommunication Services: 1.37%
China Mobile Limited	1,270,500	13,693,080	0.17
Vodafone Group plc	4,709,118	15,170,498	0.18
Other securities		84,547,095	1.02

		113,410,673	1.37

Utilities: 3.94%

Electric Utilities: 1.74%
Other securities		144,330,693	1.74

Gas Utilities: 0.73%
Other securities		60,859,480	0.73

Independent Power Producers & Energy Traders: 0.16%
Other securities		13,536,918	0.16

Multi-Utilities: 1.18%
Other securities		98,171,565	1.18

Water Utilities: 0.13%
Other securities		10,893,601	0.13

Total Common Stocks (Cost $6,611,785,721)		8,105,960,676	97.62

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	93

DIVERSIFIED STOCK PORTFOLIO

Security name	Value	Percent of net assets

Investment Companies: 0.01%
Other securities	$560,366	0.01%

Total Investment Companies (Cost $845,648)	560,366	0.01

Preferred Stocks: 0.61%

Consumer Discretionary: 0.07%

Automobiles: 0.06%
Other securities	4,684,338	0.06

Multiline Retail: 0.01%
Other securities	619,768	0.01

Consumer Staples: 0.10%

Beverages: 0.07%
Other securities	5,992,479	0.07

Food & Staples Retailing: 0.01%
Other securities	912,427	0.01

Household Products: 0.02%
Other securities	1,650,055	0.02

Energy: 0.10%

Oil, Gas & Consumable Fuels: 0.10%
Other securities	8,610,573	0.10

Financials: 0.18%

Capital Markets: 0.00%
Other securities	29,061	0.00

Commercial Banks: 0.18%
Other securities	14,953,253	0.18

Insurance: 0.00%
Other securities	557	0.00

Health Care: 0.00%

Life Sciences Tools & Services: 0.00%
Other securities	167	0.00

Materials: 0.12%

Chemicals: 0.01%
Other securities	1,096,245	0.01

Metals & Mining: 0.11%
Other securities	8,634,926	0.11

The accompanying notes are an integral part of these financial statements.

94	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2013 (unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security name	Value	Percent of net assets

Telecommunication Services: 0.02%

Diversified Telecommunication Services: 0.02%
Other securities	$1,541,460	0.02%

Utilities: 0.02%

Electric Utilities: 0.01%
Other securities	1,107,931	0.01

Independent Power Producers & Energy Traders: 0.01%
Other securities	399,893	0.01

Multi-Utilities: 0.00%
Other securities	101,466	0.00

Total Preferred Stocks (Cost $64,554,071)	50,334,599	0.61

Rights: 0.00%

Consumer Discretionary: 0.00%

Hotels, Restaurants & Leisure: 0.00%
Other securities	0	0.00

Energy: 0.00%

Oil, Gas & Consumable Fuels: 0.00%
Other securities	0	0.00

Financials: 0.00%

Commercial Banks: 0.00%
Other securities	36,184	0.00

Industrials: 0.00%

Construction & Engineering: 0.00%
Other securities	8,649	0.00

Machinery: 0.00%
Other securities	2,782	0.00

Total Rights (Cost $18,642)	47,615	0.00

Warrants: 0.00%

Consumer Discretionary: 0.00%

Media: 0.00%
Other securities	361	0.00

Consumer Staples: 0.00%

Food Products: 0.00%
Other securities	1,775	0.00

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	95

DIVERSIFIED STOCK PORTFOLIO

Security name			Value	Percent of net assets

Energy: 0.00%

Energy Equipment & Services: 0.00%
Other securities			$1,495	0.00%

Oil, Gas & Consumable Fuels: 0.00%
Other securities			881	0.00

Financials: 0.00%

Real Estate Management & Development: 0.00%
Other securities			12,666	0.00

Industrials: 0.00%

Construction & Engineering: 0.00%
Other securities			4,873	0.00

Marine: 0.00%
Other securities			2,085	0.00

Information Technology: 0.00%

Software: 0.00%
Other securities			1,759	0.00

Materials: 0.00%

Metals & Mining: 0.00%
Other securities			111	0.00

Utilities: 0.00%

Water Utilities: 0.00%
Other securities			797	0.00

Total Warrants (Cost $49,476)			26,803	0.00

	Yield	Shares
Short-Term Investments: 4.03%

Investment Companies: 4.03%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.09%	94,279,131	94,279,131	1.13
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)	0.14	240,592,367	240,592,367	2.90

Total Short-Term Investments (Cost $334,871,498)			334,871,498	4.03

Total investments in securities (Cost $7,012,125,056) *			8,491,801,557	102.27
Other assets and liabilities, net			(188,862,437)	(2.27)

Total net assets			$8,302,939,120	100.00%

The accompanying notes are an integral part of these financial statements.

96	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2013 (unaudited)

DIVERSIFIED STOCK PORTFOLIO

†	Non-income-earning security

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $7,079,053,492 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,879,529,932
Gross unrealized depreciation	(466,781,867)

Net unrealized appreciation	$1,412,748,065

The following table shows percent of total long-term investments by geographic locations as of August 31, 2013 (unaudited):

United States	65.48%
Japan	7.43%
United Kingdom	3.48%
Australia	2.34%
South Korea	1.75%
Canada	1.64%
Switzerland	1.56%
France	1.40%
Germany	1.24%
Taiwan	1.23%
Hong Kong	1.11%
China	1.01%
Other	10.33%

100.00%

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	97

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit: 30.56%
Abbey National Treasury Services	0.12%	9-3-2013	$16,000,000	$16,000,000
ANZ Banking Group London	0.09	9-3-2013	6,000,000	6,000,000
Banco Del Estado De Chile	0.22	12-6-2013	2,000,000	1,999,940
Banco Del Estado De Chile ±	0.26	10-7-2013	1,000,000	1,000,040
Bank of Montreal	0.18	9-12-2013	2,000,000	2,000,000
Bank of Montreal	0.19	10-11-2013	7,000,000	6,999,860
Bank of Montreal	0.19	11-20-2013	1,000,000	999,890
Bank of Montreal	0.19	11-20-2013	1,000,000	999,890
Bank of Montreal	0.20	10-17-2013	1,000,000	999,990
Bank of Nova Scotia	0.17	9-17-2013	2,000,000	2,000,120
Bank of Nova Scotia	0.21	11-1-2013	2,000,000	2,000,100
Bank of Nova Scotia ±	0.24	12-16-2013	2,000,000	2,000,240
Bank of Tokyo Mitsubishi LLC	0.10	9-3-2013	7,000,000	6,999,930
Bank of Tokyo Mitsubishi LLC	0.26	9-11-2013	1,000,000	1,000,030
Barclays Bank plc ±	0.77	12-12-2013	5,000,000	5,006,450
Barclays Bank plc ±	0.88	9-30-2013	1,000,000	1,000,500
China Construction Bank	0.30	9-3-2013	4,000,000	4,000,040
China Construction Bank	0.30	9-4-2013	4,000,000	4,000,040
China Construction Bank ±	0.43	3-25-2015	4,000,000	4,000,000
Credit Agricole	0.09	9-3-2013	15,000,000	15,000,000
Credit Agricole	0.22	10-1-2013	2,000,000	2,000,020
Credit Industriel & Commercial New York	0.11	9-3-2013	10,000,000	10,000,000
Credit Industriel & Commercial New York	0.14	9-6-2013	8,000,000	8,000,000
DNB Nor Bank ASA	0.10	9-3-2013	10,000,000	10,000,000
Industrial & Commercial Bank of China (New York)	0.30	9-3-2013	2,000,000	2,000,020
Mitsubishi UFJ Trust & Banking Corporation	0.21	10-28-2013	2,000,000	2,000,060
Mitsubishi UFJ Trust & Banking Corporation	0.21	11-1-2013	1,000,000	1,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.22	11-15-2013	3,000,000	3,000,060
National Australia Bank Limited ±	1.47	1-30-2014	2,000,000	2,011,200
National Australia Bank Limited ±	1.52	1-17-2014	1,000,000	1,005,070
National Bank of Kuwait	0.14	9-3-2013	2,000,000	2,000,000
Nordea Bank plc	0.18	9-17-2013	2,000,000	2,000,040
Nordea Bank plc	0.18	10-2-2013	2,000,000	2,000,040
Nordea Bank plc	0.20	11-15-2013	2,000,000	2,000,080
Nordea Bank plc	0.21	12-4-2013	2,000,000	2,000,080
Norinchukin Bank	0.11	9-6-2013	4,000,000	3,999,953
Norinchukin Bank	0.23	10-7-2013	2,000,000	2,000,080
Norinchukin Bank	0.23	10-16-2013	2,000,000	2,000,100
Norinchukin Bank	0.23	10-24-2013	1,000,000	1,000,060
Norinchukin Bank	0.23	11-5-2013	3,000,000	3,000,000
Norinchukin Bank	0.23	11-14-2013	2,000,000	2,000,000
Royal Bank of Canada ±	0.29	6-24-2014	2,000,000	1,999,700
Skandinaviska Enskilda Banken AG	0.29	12-20-2013	1,000,000	1,000,220
Skandinaviska Enskilda Banken AG ±	0.54	12-3-2013	4,000,000	4,003,520
Societe Generale (New York)	0.12	9-3-2013	10,000,000	10,000,000
Societe Generale (New York) ±	0.38	5-14-2014	2,500,000	2,500,000
Standard Chartered Bank & Trust	0.22	9-30-2013	2,000,000	2,000,160
Standard Chartered Bank & Trust	0.22	12-23-2013	1,000,000	1,000,030
Standard Chartered Bank & Trust	0.22	12-27-2013	2,000,000	2,000,060
Standard Chartered Bank & Trust	0.23	1-8-2014	1,000,000	999,850

The accompanying notes are an integral part of these financial statements.

98	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of investments—August 31, 2013 (unaudited)

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit (continued)
Standard Chartered Bank & Trust	0.23%	1-13-2014	$1,000,000	$999,850
Sumitomo Mitsui Banking Corporation	0.16	9-13-2013	3,000,000	2,999,970
Sumitomo Mitsui Banking Corporation	0.21	11-13-2013	1,000,000	999,960
Sumitomo Mitsui Banking Corporation	0.21	11-19-2013	1,000,000	999,960
Sumitomo Mitsui Banking Corporation	0.22	10-10-2013	2,000,000	2,000,060
Sumitomo Mitsui Banking Corporation	0.22	10-17-2013	1,000,000	1,000,040
Sumitomo Mitsui Banking Corporation ±	0.22	10-21-2013	2,000,000	2,000,064
Sumitomo Mitsui Banking Corporation	0.23	9-6-2013	3,000,000	3,000,030
Svenska Handelsbanken	0.22	11-15-2013	1,000,000	1,000,030
Svenska Handelsbanken	0.24	12-20-2013	1,000,000	1,000,050
Svenska Handelsbanken	0.82	9-16-2013	1,000,000	1,000,280
Toronto-Dominion Bank	0.17	9-23-2013	3,000,000	3,000,240
Toronto-Dominion Bank	0.22	2-24-2014	2,000,000	2,000,200
Toronto-Dominion Bank	0.23	3-6-2014	2,000,000	2,000,320
Toronto-Dominion Bank ±	0.23	11-15-2013	2,000,000	2,000,440
Toronto-Dominion Bank ±	0.27	10-21-2013	2,000,000	2,000,600
Toronto-Dominion Bank	0.27	9-13-2013	1,000,000	1,000,080

Total Certificates of Deposit (Cost $203,514,598)				203,529,637

Commercial Paper: 50.38%
ABN AMRO Funding LLC 144A(z)	0.20	9-10-2013	2,000,000	1,999,920
Alpine Securitzation 144A(z)(p)	0.16	9-10-2013	1,000,000	999,960
Alpine Securitzation 144A(z)(p)	0.16	9-17-2013	4,000,000	3,999,760
Anglesea Funding plc 144A(p)(z)	0.00	12-3-2013	2,000,000	2,000,000
Anglesea Funding plc 144A(z)(p)	0.20	9-3-2013	1,000,000	999,986
Anglesea Funding plc 144A(z)(p)	0.25	9-4-2013	1,000,000	999,980
Antalis US Funding Corporation 144A(z)(p)	0.14	9-6-2013	1,000,000	999,975
Antalis US Funding Corporation 144A(z)(p)	0.25	9-5-2013	2,000,000	1,999,960
Antalis US Funding Corporation 144A(z)(p)	0.33	11-7-2013	1,000,000	999,640
ASB Finance Limited 144A(z)	0.22	9-10-2013	1,000,000	999,960
ASB Finance Limited ±144A	0.40	9-5-2013	1,000,000	1,000,010
Australia & New Zealand Banking Group ±144A	0.31	11-18-2013	1,000,000	1,000,430
Banco De Credito E Inversiones 144A(z)	0.38	10-29-2013	4,000,000	3,998,680
Banco Santander Chile 144A(z)	0.25	9-6-2013	1,000,000	999,980
Bank of Nova Scotia (z)	0.17	9-20-2013	2,000,000	1,999,960
Bank of Nova Scotia (z)	0.18	10-9-2013	2,000,000	1,999,820
Barclays Bank plc 144A(z)	0.20	9-19-2013	1,000,000	999,930
Barclays Bank plc 144A(z)	0.25	11-6-2013	1,000,000	999,670
Barclays Bank plc 144A(z)	0.25	12-2-2013	2,000,000	1,998,083
Bennington Stark Capital Company ±144A	0.40	5-9-2014	1,000,000	999,901
BNZ International Funding Limited ±144A	0.37	11-1-2013	2,000,000	2,000,540
BNZ International Funding Limited ±144A	0.37	10-2-2013	1,000,000	1,000,170
BPCE 144A(z)	0.20	10-9-2013	3,000,000	2,999,460
BPCE 144A(z)	0.21	10-4-2013	2,000,000	1,999,700
CAFCO LLC 144A(z)	0.19	9-19-2013	1,000,000	999,900
CAFCO LLC 144A(z)	0.19	9-20-2013	1,000,000	999,900
Caisse Centrale Desjardins du Quebec 144A(z)	0.18	10-4-2013	1,000,000	999,850
Caisse Centrale Desjardins du Quebec 144A(z)	0.19	10-11-2013	1,000,000	999,810
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	9-6-2013	2,000,000	1,999,960
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	9-9-2013	1,000,000	999,970

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	99

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Commercial Paper (continued)
Caisse Centrale Desjardins du Quebec 144A(z)	0.20%	11-5-2013	$1,000,000	$999,610
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	11-6-2013	1,000,000	999,600
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	11-7-2013	1,000,000	999,590
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	11-13-2013	1,000,000	999,540
Caisse Centrale Desjardins du Quebec 144A(z)	0.22	11-8-2013	1,000,000	999,590
Caisse Centrale Desjardins du Quebec 144A(z)	0.24	9-12-2013	1,000,000	999,950
Caisse Centrale Desjardins du Quebec 144A(z)	0.24	9-13-2013	1,000,000	999,950
Caisse Centrale Desjardins du Quebec 144A(z)	0.24	12-23-2013	1,000,000	999,180
Caisse Des Depots Et Consignations 144A(z)	0.20	11-29-2013	2,000,000	1,998,840
Charta LLC 144A(z)	0.16	10-2-2013	1,000,000	999,850
Charta LLC 144A(z)	0.17	10-11-2013	1,000,000	999,790
China International Marine Container Company (z)	0.35	9-3-2013	1,000,000	999,990
China International Marine Container Company (z)	0.35	9-6-2013	1,000,000	999,980
Ciesco LLC 144A(z)	0.19	9-19-2013	1,000,000	999,900
CNPC Finance 144A(z)	0.35	9-23-2013	1,000,000	999,900
CNPC Finance 144A(z)	0.36	9-12-2013	1,000,000	999,950
CNPC Finance 144A(z)	0.36	9-16-2013	1,000,000	999,940
CNPC Finance 144A(z)	0.36	9-6-2013	2,000,000	1,999,960
CNPC Finance 144A(z)	0.36	9-27-2013	1,000,000	999,880
CNPC Finance 144A(z)	0.38	10-8-2013	3,000,000	2,999,460
Cofco Capital Corporation (z)	0.16	9-10-2013	1,000,000	999,970
Collateralized Commercial Paper Company LLC 144A(z)	0.18	10-1-2013	2,000,000	1,999,720
Collateralized Commercial Paper Company LLC (z)	0.18	10-29-2013	1,000,000	999,680
Collateralized Commercial Paper Company LLC (z)	0.23	12-18-2013	2,000,000	1,998,680
Collateralized Commercial Paper Company LLC (z)	0.24	9-10-2013	2,000,000	1,999,940
Commonwealth Bank of Australia ±144A	0.31	11-14-2013	2,000,000	2,000,700
Commonwealth Bank of Australia ±144A	0.32	11-29-2013	1,000,000	1,000,310
Concord Minutemen Capital Company 144A(z)(p)	0.19	9-9-2013	1,000,000	999,940
Concord Minutemen Capital Company 144A(z)(p)	0.19	9-18-2013	1,000,000	999,870
Concord Minutemen Capital Company 144A(z)(p)	0.19	9-25-2013	2,000,000	1,999,640
Concord Minutemen Capital Company 144A(z)(p)	0.23	9-4-2013	2,000,000	1,999,940
CPPIB Capital Incorporated 144A(z)	0.15	9-5-2013	2,000,000	1,999,980
CPPIB Capital Incorporated 144A(z)	0.15	11-19-2013	2,000,000	1,999,080
Crown Point Capital Company 144A(z)(p)	0.19	9-24-2013	1,000,000	999,890
Crown Point Capital Company 144A(z)(p)	0.19	9-25-2013	2,000,000	1,999,780
Crown Point Capital Company 144A(z)(p)	0.22	9-18-2013	1,000,000	999,920
Crown Point Capital Company 144A(z)(p)	0.22	9-20-2013	1,000,000	999,910
DBS Bank Limited 144A(z)	0.21	11-13-2013	4,000,000	3,998,520
DBS Bank Limited 144A(z)	0.25	9-4-2013	2,000,000	1,999,980
Dexia Credit Local Societe Anonyme (z)	0.35	11-27-2013	2,000,000	1,998,420
Dexia Credit Local Societe Anonyme (z)	0.47	2-21-2014	2,000,000	1,996,140
Dexia Credit Local Societe Anonyme (z)	0.47	2-26-2014	2,000,000	1,995,900
DNB Nor Bank ASA 144A(z)	0.19	10-9-2013	2,000,000	1,999,720
DNB Nor Bank ASA 144A(z)	0.24	12-9-2013	3,000,000	2,998,350
DNB Nor Bank ASA ±144A	0.42	9-20-2013	3,000,000	3,000,540
Fortis Funding LLC 144A(z)	0.18	9-18-2013	2,000,000	1,999,860
Gotham Funding Corporation 144A(z)(p)	0.17	10-2-2013	1,000,000	999,851
Gotham Funding Corporation 144A(z)(p)	0.17	10-3-2013	1,000,000	999,850
Gotham Funding Corporation 144A(z)(p)	0.21	9-9-2013	2,000,000	1,999,920
Gotham Funding Corporation 144A(z)(p)	0.21	9-11-2013	1,000,000	999,950

The accompanying notes are an integral part of these financial statements.

100	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of investments—August 31, 2013 (unaudited)

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Commercial Paper (continued)
Govco LLC 144A(z)(p)	0.17%	9-11-2013	$2,000,000	$1,999,860
Govco LLC 144A(z)(p)	0.17	9-24-2013	1,000,000	999,840
Hannover Funding Company LLC 144A(z)(p)	0.20	9-5-2013	1,000,000	999,980
Hannover Funding Company LLC 144A(z)(p)	0.24	11-18-2013	1,000,000	999,560
Hannover Funding Company LLC 144A(z)(p)	0.35	9-20-2013	1,000,000	999,920
Hannover Funding Company LLC 144A(z)(p)	0.35	9-24-2013	1,000,000	999,900
HSBC Bank plc ±144A	0.40	10-15-2013	2,000,000	2,000,720
HSBC Bank plc ±144A	0.40	10-1-2013	2,000,000	2,000,440
Institutional Secured Funding LLC 144A(z)(p)	0.35	9-6-2013	1,000,000	999,980
Kells Funding LLC 144A(z)(p)	0.21	10-22-2013	2,000,000	1,999,580
Kells Funding LLC 144A(z)(p)	0.22	11-7-2013	1,000,000	999,700
Kells Funding LLC 144A(z)(p)	0.22	11-18-2013	1,000,000	999,620
Kells Funding LLC 144A(z)(p)	0.22	11-25-2013	1,000,000	999,570
Kells Funding LLC 144A(z)(p)	0.22	11-25-2013	1,000,000	999,570
Kells Funding LLC 144A(z)(p)	0.23	1-27-2014	1,000,000	999,080
Legacy Capital Company 144A(z)(p)	0.22	10-8-2013	1,000,000	999,820
Legacy Capital Company 144A(z)(p)	0.22	10-15-2013	1,000,000	999,780
Legacy Capital Company 144A(z)(p)	0.23	9-11-2013	1,000,000	999,950
Lexington Parker Capital Company LLC 144A(z)(p)	0.22	9-18-2013	1,000,000	999,920
Lexington Parker Capital Company LLC 144A(z)(p)	0.22	10-8-2013	2,000,000	1,999,480
Liberty Street Funding LLC 144A(z)(p)	0.12	9-4-2013	1,000,000	999,980
Liberty Street Funding LLC 144A(z)(p)	0.16	9-9-2013	2,000,000	1,999,920
Liberty Street Funding LLC 144A(z)(p)	0.18	9-23-2013	1,000,000	999,900
Liberty Street Funding LLC 144A(z)(p)	0.19	11-15-2013	1,000,000	999,580
Liberty Street Funding LLC 144A(z)(p)	0.20	9-3-2013	1,000,000	999,990
Liberty Street Funding LLC 144A(z)(p)	0.20	9-20-2013	1,000,000	999,910
Liberty Street Funding LLC 144A(z)(p)	0.20	10-10-2013	2,000,000	1,999,620
Lloyds Bank plc (z)	0.08	9-3-2013	15,000,000	14,999,817
LMA Americas LLC 144A(z)	0.19	9-3-2013	1,000,000	999,990
LMA Americas LLC 144A(z)	0.29	10-18-2013	600,000	599,856
Macquarie Bank Limited 144A(z)	0.22	9-12-2013	2,000,000	1,999,900
Macquarie Bank Limited 144A(z)	0.25	9-16-2013	2,000,000	1,999,880
Manhattan Asset Funding LLC 144A(z)	0.19	9-5-2013	1,000,000	999,980
MetLife Short Term Funding LLC 144A(z)	0.19	9-10-2013	1,000,000	999,970
MetLife Short Term Funding LLC 144A(z)	0.19	9-17-2013	1,000,000	999,940
MetLife Short Term Funding LLC 144A(z)	0.19	11-4-2013	1,000,000	999,710
Mitsubishi UFJ Trust and Banking Corporation 144A(z)	0.14	9-12-2013	1,000,000	999,950
Mitsubishi UFJ Trust and Banking Corporation 144A(z)	0.19	9-24-2013	1,000,000	999,890
Mountcliff Funding LLC 144A(z)	0.32	9-3-2013	1,000,000	999,990
Mountcliff Funding LLC 144A(z)	0.32	10-10-2013	1,000,000	999,810
Mountcliff Funding LLC 144A(z)	0.32	10-31-2013	1,000,000	999,690
Natexis Banques Populaires (z)	0.14	9-5-2013	5,000,000	4,999,900
Natexis Banques Populaires (z)	0.27	11-1-2013	2,000,000	1,999,240
Natexis Banques Populaires (z)	0.27	11-4-2013	1,000,000	999,590
National Australia Bank Limited 144A(z)	0.17	9-10-2013	2,000,000	1,999,960
Nationwide Building Society 144A(z)	0.25	9-25-2013	1,000,000	999,880
Nederlandse Waterschapbank ±144A	0.25	2-18-2014	1,000,000	1,000,136
Nieuw Amsterdam Receivables Corporation 144A(z)	0.19	9-3-2013	2,000,000	1,999,980
Nieuw Amsterdam Receivables Corporation 144A(z)	0.19	9-4-2013	1,000,000	999,980
Nieuw Amsterdam Receivables Corporation 144A(z)	0.20	10-16-2013	2,000,000	1,999,600

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	101

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Commercial Paper (continued)
Nieuw Amsterdam Receivables Corporation 144A(z)	0.20%	11-5-2013	$1,000,000	$999,690
Nordea Bank AB 144A(z)	0.21	9-13-2013	1,000,000	999,970
Nordea Bank AB 144A(z)	0.23	12-17-2013	2,000,000	1,998,860
Nordea Bank AB 144A(z)	0.26	2-3-2014	3,000,000	2,997,270
NRW Bank 144A(z)	0.17	11-4-2013	1,000,000	999,680
NV Bank Nederlandse Gemeenten 144A(z)	0.20	12-2-2013	4,000,000	3,997,760
NV Bank Nederlandse Gemeenten 144A(z)	0.20	12-5-2013	3,000,000	2,998,260
NV Bank Nederlandse Gemeenten 144A(z)	0.22	1-27-2014	4,000,000	3,995,320
Old Line Funding LLC (z)(p)	0.20	9-3-2013	2,000,000	2,000,000
Old Line Funding LLC (z)(p)	0.20	9-9-2013	1,000,000	999,990
Old Line Funding LLC 144A(z)(p)	0.20	9-13-2013	1,000,000	999,980
Old Line Funding LLC 144A(z)(p)	0.20	9-19-2013	1,000,000	999,980
Old Line Funding LLC 144A(z)(p)	0.23	2-20-2014	1,000,000	999,160
Old Line Funding LLC 144A(z)(p)	0.24	1-24-2014	1,000,000	999,400
Old Line Funding LLC 144A(z)(p)	0.26	9-5-2013	1,000,000	999,990
Oversea-Chinese Banking Corporation Limited (z)	0.20	9-3-2013	2,000,000	1,999,980
Oversea-Chinese Banking Corporation Limited (z)	0.22	10-21-2013	500,000	499,855
Oversea-Chinese Banking Corporation Limited (z)	0.25	3-3-2014	2,000,000	1,997,300
PSP Capital Incorporated 144A(z)	0.15	9-4-2013	1,000,000	999,980
Regency Markets No. 1 LLC 144A(z)(p)	0.15	9-5-2013	2,000,000	1,999,960
Regency Markets No. 1 LLC 144A(z)(p)	0.15	9-13-2013	2,000,000	1,999,900
Regency Markets No. 1 LLC 144A(z)(p)	0.15	9-16-2013	2,000,000	1,999,860
Regency Markets No. 1 LLC 144A(z)(p)	0.15	9-20-2013	2,000,000	1,999,820
Regency Markets No. 1 LLC 144A(z)(p)	0.16	9-23-2013	4,000,000	3,999,600
Ridgefield Funding Company ±144A(p)	0.28	5-9-2014	2,000,000	1,999,883
Ridgefield Funding Company ±144A(p)	0.29	11-7-2013	1,000,000	1,000,000
SBAB Bank AB 144A(z)	0.29	9-12-2013	3,000,000	2,999,850
SBAB Bank AB 144A(z)	0.30	9-17-2013	1,000,000	999,930
SBAB Bank AB 144A(z)	0.30	9-26-2013	1,000,000	999,890
Sinochem Capital Company Limited (z)	0.16	10-3-2013	3,000,000	2,999,646
Sinopec Century Bright Capital Investments Limited 144A(z)	0.36	9-5-2013	1,000,000	999,980
Sinopec Century Bright Capital Investments Limited 144A(z)	0.36	9-9-2013	1,000,000	999,970
Sinopec Century Bright Capital Investments Limited 144A(z)	0.36	9-12-2013	1,000,000	999,950
Sinopec Century Bright Capital Investments Limited 144A(z)	0.36	9-13-2013	2,000,000	1,999,900
Sinopec Century Bright Capital Investments Limited 144A(z)	0.36	9-16-2013	2,000,000	1,999,880
Skandinaviska Enskilda Banken AG 144A(z)	0.26	12-17-2013	8,000,000	7,994,960
Sumitomo Mitsui Banking Corporation 144A(z)	0.21	11-13-2013	1,000,000	999,560
Sumitomo Mitsui Banking Corporation 144A(z)	0.23	9-5-2013	2,000,000	1,999,960
Sumitomo Trust & Banking Company 144A(z)	0.16	9-4-2013	3,000,000	2,999,940
Sumitomo Trust & Banking Company 144A(z)	0.16	9-18-2013	2,000,000	1,999,880
Sumitomo Trust & Banking Company 144A(z)	0.16	9-20-2013	2,000,000	1,999,860
Sumitomo Trust & Banking Company 144A(z)	0.16	9-26-2013	2,000,000	1,999,760
Suncorp Group Limited 144A(z)	0.37	11-4-2013	1,000,000	999,620
Suncorp Group Limited 144A(z)	0.37	9-12-2013	1,000,000	999,950
Suncorp Group Limited 144A(z)	0.37	9-18-2013	1,000,000	999,930
Suncorp Group Limited 144A(z)	0.37	9-19-2013	1,000,000	999,920
Svenska Handelsbanken 144A(z)	0.22	12-20-2013	3,000,000	2,998,050
Sydney Capital Corporation 144A(z)(p)	0.25	9-12-2013	2,000,000	1,999,920
Sydney Capital Corporation 144A(z)(p)	0.26	9-16-2013	1,000,000	999,950
Thunder Bay Funding LLC 144A(z)(p)	0.20	10-3-2013	1,000,000	999,840

The accompanying notes are an integral part of these financial statements.

102	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of investments—August 31, 2013 (unaudited)

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Commercial Paper (continued)
Toyota Credit Canada Incorporated (z)	0.19%	9-18-2013	$1,000,000	$999,980
Toyota Motor Credit Corporation (z)	0.20	10-23-2013	1,000,000	999,830
United Overseas Bank Limited 144A(z)	0.18	9-10-2013	2,000,000	1,999,940
United Overseas Bank Limited 144A(z)	0.19	9-18-2013	2,000,000	1,999,880
United Overseas Bank Limited 144A(z)	0.19	11-22-2013	2,000,000	1,999,060
United Overseas Bank Limited 144A(z)	0.22	11-14-2013	1,000,000	999,600
United Overseas Bank Limited 144A(z)	0.23	11-12-2013	1,000,000	999,610
UOB Funding LLC (z)	0.17	11-8-2013	1,000,000	999,741
UOB Funding LLC (z)	0.19	12-20-2013	1,000,000	999,472
UOB Funding LLC (z)	0.21	9-18-2013	1,000,000	999,960
Victory Receivables 144A(z)(p)	0.18	9-5-2013	4,000,000	3,999,920
Victory Receivables 144A(z)(p)	0.18	9-6-2013	1,000,000	999,970
Victory Receivables 144A(z)(p)	0.18	9-18-2013	1,000,000	999,920
Victory Receivables 144A(z)(p)	0.21	9-4-2013	3,000,000	2,999,940
Victory Receivables 144A(z)(p)	0.21	9-10-2013	512,000	511,980
Victory Receivables 144A(z)(p)	0.21	9-11-2013	1,000,000	999,950
Westpac Banking Corporation ±144A	0.32	11-8-2013	2,000,000	2,000,560
Westpac Banking Corporation ±144A	0.32	1-16-2014	2,000,000	2,000,760
Westpac Securities NZ Limited 144A(z)	0.20	9-23-2013	2,000,000	1,999,960
Westpac Securities NZ Limited 144A(z)	0.22	9-9-2013	2,000,000	2,000,000
Westpac Securities NZ Limited 144A(z)	0.22	9-10-2013	1,000,000	1,000,000
Westpac Securities NZ Limited ±144A	0.26	11-19-2013	3,000,000	3,000,000
Westpac Securities NZ Limited ±144A	0.36	10-25-2013	2,000,000	2,000,400

Total Commercial Paper (Cost $335,535,676)				335,547,052

Corporate Bonds and Notes: 0.88%

Financials: 0.68%

Consumer Finance: 0.30%
Toyota Motor Credit Corporation ±	0.27	12-9-2013	2,000,000	1,999,900

Diversified Financial Services: 0.38%
Australia & New Zealand Banking Group ±144A	1.27	12-20-2013	1,000,000	1,002,680
GBG LLC Custody Receipts 144Aø	0.10	9-1-2027	179,000	179,000
LTF Real Estate LLC 144Aø	0.25	6-1-2033	375,000	375,000
Overseas Private Investment Corporation ø(i)	0.14	7-9-2026	1,000,000	1,000,000

				2,556,680

Health Care: 0.20%

Health Care Providers & Services: 0.20%
ACTS Retirement Life Communities Incorporated ø	0.17	11-15-2029	344,000	344,000
Providence Health & Services ø	0.19	10-1-2042	1,000,000	1,000,000

				1,344,000

Total Corporate Bonds and Notes (Cost $5,901,012)				5,900,580

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	103

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 6.23%

Alabama: 0.15%
Birmingham AL Special Care Facilities Finance Authority Ascension Health Series C (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144Aø	0.09%	11-15-2046	$1,000,000	$1,000,000

California: 0.52%
California (Tax Revenue)	0.15	11-6-2013	1,000,000	1,000,000
San Bernardino County CA Flood Control District (Miscellaneous Revenue, Bank of America NA LOC) ø	0.07	8-1-2037	500,000	500,000
San Francisco CA City & County RDA Notre Dame Apartments Series G (Housing Revenue, Citibank NA LOC) ø	0.09	12-1-2033	930,000	930,000
San Jose CA Financing Authority Hayes Mansion Series D (Miscellaneous Revenue, U.S. Bank NA LOC) ø	0.16	6-1-2025	1,000,000	1,000,000

				3,430,000

Colorado: 0.48%
Colorado HFA Class I Series A-1 (Housing Revenue, FHLB SPA) ø	0.15	10-1-2033	945,000	945,000
Colorado HFA Class I Series B-2 (Housing Revenue, Royal Bank of Canada SPA) ø	0.07	5-1-2038	1,000,000	1,000,000
Colorado HFA MFHR Project B-2 (Housing Revenue, FHLB SPA) ø	0.12	5-1-2050	250,000	250,000
Colorado Southern Ute Indian Tribe Reservation Series 2001 (IDR) ø	0.07	11-1-2031	1,000,000	1,000,000

				3,195,000

Florida: 0.15%
Miami-Dade County FL Building Better Community Program (GO, U.S. Bank NA LOC, U.S. Bank NA LIQ) ø	0.07	1-1-2015	1,000,000	1,000,000

Illinois: 0.45%
Cook County IL Various Projects Series D (Tax Revenue) ø	0.16	11-1-2030	1,000,000	1,000,000
Illinois Housing Development Authority Homeowners Mortgage Revenue Bonds 2005 Sub Series A-3 (Housing Revenue, FHLB SPA) ø	0.07	8-1-2035	1,000,000	1,000,000
Springfield IL PUTTER Series 1314 (Utilities Revenue, BHAC/MBIA Insured, JPMorgan Chase & Company LIQ) ø	0.09	3-1-2014	1,000,000	1,000,000

				3,000,000

Maryland: 0.29%
Baltimore MD Package Systems Facilities (Transportation Revenue, Bank of America NA LOC) ø	0.16	7-1-2032	955,000	955,000
Maryland CDA Series G (Housing Revenue, State Street Bank & Trust Company SPA) ø	0.09	9-1-2040	500,000	500,000
Maryland Health & HEFAR Series D (Miscellaneous Revenue, Bank of America NA LOC) ø	0.13	1-1-2029	490,000	490,000

				1,945,000

Massachusetts: 0.05%
Massachusetts Development Finance Agency Babson College Series B (Education Revenue, Citizens Bank LOC) ø	0.09	10-1-2031	315,000	315,000

Michigan: 0.80%
Michigan Higher Education Student Loan Royal Bank of Canada Municipal Products Incorporated Series L-28 (Education Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) ø	0.11	9-1-2033	1,000,000	1,000,000
Michigan Housing Development Authority Series A (Housing Revenue, JPMorgan Chase & Company SPA) ø	0.08	10-1-2037	990,000	990,000
Puttable Floating Option Taxable Notes Series TNP-1005 (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	0.45	10-1-2046	3,355,000	3,355,000

				5,345,000

The accompanying notes are an integral part of these financial statements.

104	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of investments—August 31, 2013 (unaudited)

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

New Jersey: 0.15%
Salem County NJ PCFA Atlantic City Electric Company Project Series A (Utilities Revenue, JPMorgan Chase & Company LOC) ø	0.09%	4-15-2014	$1,000,000	$1,000,000

New York: 0.42%
New York Mortgage Agency Homeowner ROC RR-II-R-11703 (Housing Revenue, Citibank NA LIQ) 144Aø	0.21	10-1-2031	690,000	690,000
Puttable Floating Option Taxable Notes Series TNP-1006 (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	0.44	11-1-2039	700,000	700,000
Puttable Floating Option Taxable Notes Series TNP-39 (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	0.44	7-27-2014	400,000	400,000
Westchester County NY Healthcare Corporation Series D (Health Revenue, TD Bank NA LOC) ø	0.12	11-1-2034	1,000,000	1,000,000

				2,790,000

Ohio: 0.17%
Ohio HFA Residential Management Taxable Series I (Housing Revenue, GNMA/FNMA/FHLMC Insured, FHLB SPA) ø	0.15	9-1-2039	194,000	194,000
Ohio HFA Residential Mortgage Backed Series E (Housing Revenue, GNMA/FNMA Insured, JPMorgan Chase & Company SPA) ø	0.09	9-1-2038	970,000	970,000

				1,164,000

Oregon: 0.15%
Oregon State Department PFOTER (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	0.43	5-1-2035	1,000,000	1,000,000

Pennsylvania : 0.29%
Montgomery County PA IDA Series 3238 (Health Revenue, FHA Insured) 144Aø	0.11	8-1-2030	1,000,000	1,000,000
Philadelphia PA Airport Refunding Bonds Series C-2 (Airport Revenue, Royal Bank of Canada LOC) ø	0.07	6-15-2025	915,000	915,000

				1,915,000

South Carolina: 0.31%
South Carolina Public Service Authority (Miscellaneous Revenue, Citibank NA LIQ) 144Aø	0.16	1-1-2050	1,000,000	1,000,000
York County SC Electric Membership Corporation Project Series B (Utilities Revenue)	0.25	9-3-2013	550,000	550,006
York County SC PCR Series B1 (Utilities Revenue)	0.25	9-3-2013	500,000	500,005

				2,050,011

Tennessee: 0.33%
Montgomery County TN Public Building Authority Tennessee County Loan Pool (Miscellaneous Revenue, Bank of America NA LOC) ø	0.12	7-1-2034	1,840,000	1,840,000
Montgomery County TN Public Building Authority Tennessee County Loan Pool (Miscellaneous Revenue, Bank of America NA LOC) ø	0.12	2-1-2036	380,000	380,000

				2,220,000

Texas: 1.04%
Austin TX Airport Systems Series 3 (Airport Revenue, State Street Bank & Trust Company LOC, AGM Insured) ø	0.08	11-15-2025	1,000,000	1,000,000
Bexar County TX Health Facilities Development (Health Revenue, JPMorgan Chase & Company LOC) ø	0.08	12-1-2032	1,875,000	1,875,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	105

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Texas (continued)
Pasadena TX Independent School District Series B (GO, AGM Insured, JPMorgan Chase & Company SPA) ø	0.22%	2-1-2035	$1,000,000	$1,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) ø	0.36	12-15-2026	701,530	701,530
Texas Taxable Product Development Program Series A (Miscellaneous Revenue, National Australia Bank SPA) ø	0.10	6-1-2045	100,000	100,000
Texas Veterans Bond Series B (Miscellaneous Revenue, Sumitomo Mitsui Banking SPA) ø	0.07	12-1-2042	2,000,000	2,000,000
Texas Veterans Housing Assistance Program Fund II Series C-2 (GO, State Street Bank & Trust Company SPA) ø	0.07	12-1-2033	250,000	250,000

				6,926,530

Utah: 0.11%
Utah Board of Regents Student Loan Series A (Education Revenue, Royal Bank of Canada LOC) ø	0.08	11-1-2045	749,000	749,000

Wisconsin: 0.37%
Wisconsin Housing & EDA Series F (Housing Revenue, JPMorgan Chase & Company SPA) ø	0.13	5-1-2030	475,000	475,000
Wisconsin PFA Housing Project (Housing Revenue, Bank of America NA LOC) ø	0.24	1-1-2042	1,000,000	1,000,000
Wisconsin Public Power PUTTER Series 1232 (Utilities Revenue, BHAC/Ambac Insured, JPMorgan Chase & Company LIQ) ø	0.09	1-1-2015	1,000,000	1,000,000

				2,475,000

Total Municipal Obligations (Cost $41,519,530)				41,519,541

Repurchase Agreements ^^: 7.83%
Bank of Nova Scotia, dated 8-30-2013, maturity value $13,000,087 (1)	0.06	9-3-2013	13,000,000	13,000,000
Goldman Sachs & Company, dated 8-1-2013, maturity value $6,002,035 (2)§(i)±¢	0.21	10-1-2013	6,000,000	6,000,000
GX Clarke & Company, dated 8-30-2013, maturity value $2,000,040 (3)	0.18	9-3-2013	2,000,000	2,000,000
JPMorgan Securities, dated 8-1-2013, maturity value $1,000,147 (4) §±¢	0.16	9-3-2013	1,000,000	1,000,000
JPMorgan Securities, dated 8-1-2013, maturity value $10,002,842 (5) §±¢	0.31	9-3-2013	10,000,000	10,000,000
Societe Generale NY, dated 8-30-2013, maturity value $20,120,649 (6)	0.07	9-3-2013	20,120,493	20,120,493

Total Repurchase Agreements (Cost $52,120,493)				52,120,493

U.S. Treasury Securities: 5.00%
U.S. Treasury Bill (z)	0.01	9-5-2013	2,000,000	1,999,998
U.S. Treasury Bill (z)	0.01	9-12-2013	1,000,000	999,997
U.S. Treasury Bill (z)	0.02	9-26-2013	1,000,000	999,987
U.S. Treasury Bill (z)	0.02	11-29-2013	3,000,000	2,999,820
U.S. Treasury Bill (z)	0.02	12-12-2013	3,000,000	2,999,811
U.S. Treasury Bill (z)	0.03	12-5-2013	3,000,000	2,999,787
U.S. Treasury Bill (z)	0.03	12-19-2013	2,000,000	1,999,822
U.S. Treasury Note	0.25	11-30-2013	2,000,000	2,000,860
U.S. Treasury Note	0.25	3-31-2014	2,000,000	2,001,796
U.S. Treasury Note	0.25	6-30-2014	1,000,000	1,000,938
U.S. Treasury Note	0.75	12-15-2013	2,000,000	2,003,828
U.S. Treasury Note	1.25	4-15-2014	2,000,000	2,014,140

The accompanying notes are an integral part of these financial statements.

106	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of investments—August 31, 2013 (unaudited)

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	2.63%	6-30-2014	$1,000,000	$1,020,430
U.S. Treasury Note	4.75	5-15-2014	8,000,000	8,258,128

Total U.S. Treasury Securities (Cost $33,294,544)				33,299,342

Total investments in securities (Cost $671,885,853) *	100.88%	671,916,645
Other assets and liabilities, net	(0.88)	(5,848,854)

Total net assets	100.00%	$666,067,791

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.

(p)	Asset-backed commercial paper

§	Security is subject to a demand feature which reduces the effective maturity.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.

(i)	Illiquid security

^^	Collateralized by:

(1) U.S. government securities, 2.50% to 3.50%, 11-1-2027 to 9-1-2043, fair value including accrued interest is $13,390,000.

(2) U.S. government securities, 0.00% to 2.13%, 9-6-2013 to 2-15-2043, fair value including accrued interest is $6,120,000.

(3) U.S. government securities, 0.00% to 11.25%, 8-31-2013 to 8-15-2043, fair value including accrued interest is $2,040,056.

(4) U.S. government securities, 0.00%, 11-20-2013 to 1-31-2014, fair value is $1,020,047.

(5) U.S. government securities, 0.00% to 0.39%, 9-3-2013 to 5-23-2014, fair value including accrued interest is $10,200,029.

(6) U.S. government securities, 1.68% to 2.79%, 3-1-2032 to 2-1-2043, fair value including accrued interest is $20,724,108.

¢	Represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.

*	Cost for federal income tax purposes is $671,885,853 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$37,801
Gross unrealized depreciation	(7,009)

Net unrealized appreciation	$30,792

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities —August 31, 2013 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	107

	Diversified Fixed Income Portfolio	Diversified Stock Portfolio	Short-Term Investment Portfolio

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$5,321,935,375	$8,134,331,129	$671,916,645
In affiliated securities, at value (see cost below)	133,215,625	357,470,428	0

Total investments, at value (see cost below)	5,455,151,000	8,491,801,557	671,916,645
Segregated cash	0	6,518,900	0
Foreign currency, at value (see cost below)	5,096,136	32,493,069	0
Receivable for investments sold	10,020,031	285,139	126,549
Principal paydown receivable	77,482	0	0
Receivable for dividends and interest	40,577,921	14,684,382	216,980
Receivable for securities lending income	1,181	252,148	0
Prepaid expenses and other assets	0	0	243

Total assets	5,510,923,751	8,546,035,195	672,260,417

Liabilities
Payable for investments purchased	118,119,033	19,656	6,119,852
Payable upon receipt of securities loaned	2,265,033	240,592,367	0
Payable for daily variation margin on open futures contracts	0	1,225,690	0
Advisory fee payable	760,131	1,093,052	60,392
Accrued expenses and other liabilities	72,000	165,310	12,382

Total liabilities	121,216,197	243,096,075	6,192,626

Total net assets	$5,389,707,554	$8,302,939,120	$666,067,791

Investments in unaffiliated securities, at cost	$5,337,651,724	$6,661,538,199	$671,885,853

Investments in affiliated securities, at cost	$132,324,099	$350,586,857	$0

Total investments, at cost	$5,469,975,823	$7,012,125,056	$671,885,853

Securities on loan, at value	$2,218,669	$232,079,757	$0

Foreign currency, at cost	$5,110,008	$34,317,223	$0

The accompanying notes are an integral part of these financial statements.

108	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of operations —six months ended August 31, 2013 (unaudited)

	Diversified Fixed Income Portfolio	Diversified Stock Portfolio	Short-Term Investment Portfolio

Investment income
Interest**	$64,249,457	$16,061	$714,218
Income from affiliated securities	513,387	428,722	0
Securities lending income, net	10,358	3,358,134	0
Dividends*	0	99,419,043	0

Total investment income	64,773,202	103,221,960	714,218

Expenses
Advisory fee	5,738,957	9,752,338	317,224
Custody and accounting fees	200,540	833,188	30,595
Professional fees	28,949	25,644	19,962
Shareholder report expenses	6,527	10,712	6,141
Trustees’ fees and expenses	6,607	6,607	6,337
Other fees and expenses	36,330	86,400	7,332

Total expenses	6,017,910	10,714,889	387,591
Less: Fee waivers and/or expense reimbursements	(145,072)	(1,007,049)	0

Net expenses	5,872,838	9,707,840	387,591

Net investment income	58,900,364	93,514,120	326,627

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(7,985,301)	198,494,176	10,496
Affiliated securities	24,055	1,013,774	0
Futures transactions	0	21,680,059	0

Net realized gain (losses) on investments	(7,961,246)	221,188,009	10,496

Net change in unrealized gains (losses) on:
Unaffiliated securities	(203,125,319)	192,087,660	(26,951)
Affiliated securities	(815,381)	2,823,931	0
Futures transactions	0	(2,678,942)	0

Net change in unrealized gains (losses) on investments	(203,940,700)	192,232,649	(26,951)

Net realized and unrealized gains (losses) on investments	(211,901,946)	413,420,658	(16,455)

Net increase (decrease) in net assets resulting from operations	$(153,001,582)	$506,934,778	$310,172

** Net of foreign interest withholding taxes in the amount of	$629,425	$0	$0
* Net of foreign dividend withholding taxes in the amount of	$0	$5,753,081	$0

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	109

	Diversified Fixed Income Portfolio
	Six months ended August 31, 2013 (unaudited)	Year ended February 28, 2013

Operations
Net investment income	$58,900,364	$109,678,188
Net realized gains (losses) on investments	(7,961,246)	23,396,008
Net change in unrealized gains (losses) on investments	(203,940,700)	(68,670,076)

Net increase (decrease) in net assets resulting from operations	(153,001,582)	64,404,120

Capital share transactions
Contributions	715,153,121	1,398,744,816
Withdrawals	(494,814,834)	(738,178,695)

Net increase in net assets resulting from capital share transactions	220,338,287	660,566,121

Total increase in net assets	67,336,705	724,970,241

Net assets
Beginning of period	5,322,370,849	4,597,400,608

End of period	$5,389,707,554	$5,322,370,849

The accompanying notes are an integral part of these financial statements.

110	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Diversified Stock Portfolio
	Six months ended August 31, 2013 (unaudited)	Year ended February 28, 2013

Operations
Net investment income	$93,514,120	$151,194,748
Net realized gains on investments	221,188,009	247,659,473
Net change in unrealized gains (losses) on investments	192,232,649	457,755,675

Net increase in net assets resulting from operations	506,934,778	856,609,896

Capital share transactions
Contributions	648,514,936	1,942,191,142
Withdrawals	(1,142,534,880)	(1,276,247,856)

Net increase (decrease) in net assets resulting from capital share transactions	(494,019,944)	665,943,286

Total increase in net assets	12,914,834	1,522,553,182

Net assets
Beginning of period	8,290,024,286	6,767,471,104

End of period	$8,302,939,120	$8,290,024,286

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	111

	Short-Term Investment Portfolio
	Six months ended August 31, 2013 (unaudited)	Year ended February 28, 2013

Operations
Net investment income	$326,627	$728,835
Net realized gains on investments	10,496	59,783
Net change in unrealized gains (losses) on investments	(26,951)	54,744

Net increase in net assets resulting from operations	310,172	843,362

Capital share transactions
Contributions	161,387,146	243,994,698
Withdrawals	(70,446,797)	(142,471,626)

Net increase in net assets resulting from capital share transactions	90,940,349	101,523,072

Total increase in net assets	91,250,521	102,366,434

Net assets
Beginning of period	574,817,270	472,450,836

End of period	$666,067,791	$574,817,270

The accompanying notes are an integral part of these financial statements.

112	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Ratio to average net assets (annualized)
	Net investment income	Gross expenses	Net expenses	Total return[1]	Portfolio turnover rate

Diversified Fixed Income Portfolio
March 1, 2013 to August 31, 2013 (unaudited)	2.13%	0.22%	0.21%	(2.76)%	26%
March 1, 2012 to February 28, 2013	2.24%	0.27%	0.26%	1.50%	43%
March 1, 2011 to February 29, 2012	2.66%	0.27%	0.26%	7.41%	52%
March 1, 2010 to February 28, 2011	2.84%	0.28%	0.26%	5.58%	57%
March 1, 2009 to February 28, 2010	3.47%	0.31%	0.28%	10.44%	113%
March 1, 2008 to February 28, 2009	4.18%	0.35%	0.35%	0.00%	51%

Diversified Stock Portfolio
March 1, 2013 to August 31, 2013 (unaudited)	2.13%	0.24%	0.22%	6.05%	12%
March 1, 2012 to February 28, 2013	2.06%	0.33%	0.28%	11.12%	18%
March 1, 2011 to February 29, 2012	1.79%	0.33%	0.28%	0.86%	17%
March 1, 2010 to February 28, 2011	1.65%	0.34%	0.28%	25.76%	18%
March 1, 2009 to February 28, 2010	1.66%	0.38%	0.31%	66.83%	22%
March 1, 2008 to February 28, 2009	2.02%	0.43%	0.42%	(46.36)%	29%

Short-Term Investment Portfolio
March 1, 2013 to August 31, 2013 (unaudited)	0.10%	0.12%	0.12%	0.00%	N/A
March 1, 2012 to February 28, 2013	0.14%	0.12%	0.12%	0.00%	N/A
March 1, 2011 to February 29, 2012	0.13%	0.12%	0.12%	0.00%	N/A
March 1, 2010 to February 28, 2011	0.20%	0.14%	0.14%	0.00%	N/A
March 1, 2009 to February 28, 2010	0.24%	0.17%	0.16%	0.45%	N/A
March 1, 2008 to February 28, 2009	2.32%	0.19%	0.18%	0.92%	N/A

1.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	113

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following funds: the Wells Fargo Advantage Diversified Fixed Income Portfolio (“Diversified Fixed Income Portfolio”), the Wells Fargo Advantage Diversified Stock Portfolio (“Diversified Stock Portfolio”), and the Wells Fargo Advantage Short-Term Investment Portfolio (“Short-Term Investment Portfolio”) (each, a “Portfolio”, collectively, the “Portfolios”).

The Portfolios, which are master portfolios in a master/feeder structure, offer their shares to multiple feeder funds and other master portfolios rather than directly to the public.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Portfolios’ Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolios are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On August 31, 2013, fair value pricing was used in pricing foreign securities.

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Portfolios’ Valuation Procedures.

Short-term securities with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the

114	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements (unaudited)

fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolios are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Repurchase agreements

The Portfolios may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other portfolios advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Portfolio in the event that such Portfolio is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Portfolio seeks to assert its rights.

Security loans

The Portfolios may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolios continue to receive interest or dividends on the securities loaned. The Portfolios receive collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolios on the next business day. In a securities lending transaction, the net asset value of the Portfolios will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolios fluctuate from time to time. In the event of default or bankruptcy by the borrower, the Portfolios may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolios have the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolios lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is

Notes to financial statements (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	115

managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statements of Operations.

When-issued transactions

Each Portfolio may purchase securities on a forward commitment or when-issued basis. A Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

Each Portfolio may be subject to equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Mortgage dollar roll transactions

The Portfolios may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA), and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Portfolio foregoes principal and interest paid on the securities. A Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Portfolios account for TBA dollar roll transactions as purchases and sales.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Portfolio is informed of the ex-dividend date.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Federal and other taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal

116	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements (unaudited)

income tax purposes. All interest, dividends, gains and losses of a Portfolio are deemed to have been “passed through” to the interestholders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends and gains have been distributed by the Portfolio.

Each Portfolio’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Diversified Fixed Income Portfolio

Agency securities	$0	$1,486,170,954	$0	$1,486,170,954

Corporate bonds and notes	0	1,130,548,050	0	1,130,548,050

Foreign government bonds	0	1,334,340,261	0	1,334,340,261

U.S. Treasury securities	1,193,707,541	0	0	1,193,707,541

Yankee corporate bonds and notes	0	196,229,206	0	196,229,206

Short-term investments
Investment companies	111,889,955	2,265,033	0	114,154,988
	$1,305,597,496	$4,149,553,504	$0	$5,455,151,000
Diversified Stock Portfolio

Equity securities
Common stocks	$5,763,348,435	$2,342,608,528	$3,713	$8,105,960,676
Investment companies	439,553	120,813	0	560,366
Preferred stocks	41,712,756	8,621,843	0	50,334,599
Rights	0	47,615	0	47,615
Warrants	0	26,803	0	26,803

Short-term investments
Investment companies	94,279,131	240,592,367	0	334,871,498
	$5,899,779,875	$2,592,017,969	$3,713	$8,491,801,557

Notes to financial statements (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	117

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Short-Term Investment Portfolio

Certificate of deposit	$0	$203,529,637	$0	$203,529,637

Commercial paper	0	335,547,052	0	335,547,052

Corporate bonds and notes	0	5,900,580	0	5,900,580

Municipal obligations	0	41,519,541	0	41,519,541

Repurchase agreements	0	52,120,493	0	52,120,493

U.S. Treasury securities	33,299,342	0	0	33,299,342
	$33,299,342	$638,617,303	$0	$671,916,645

As of August 31, 2013, the inputs used in valuing Diversified Stock Portfolio’s other financial instruments were as follows:

Futures contracts+	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Diversified Stock Portfolio	$(2,297,198)	$0	$0	$(2,297,198)
+	Futures contracts are presented at the unrealized losses on the instruments.

Transfers in and transfers out are recognized at the end of the reporting period.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fees

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadvisers, who are responsible for day-to-day portfolio management of the Portfolios. Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee of 0.10% of the average daily net assets of Short-Term Investment Portfolio. For Diversified Fixed Income Portfolio and Diversified Stock Portfolio, Funds Management is entitled to receive an annual advisory fee which is calculated based on the average daily net assets of each Portfolio as follows:

	Effective June 1, 2013		Prior to June 1, 2013		Effective rate for the six months ended August 31, 2013
	starting at	declining to	starting at	declining to
Diversified Fixed Income Portfolio	0.20%	0.10%	0.30%	0.24%	0.21%
Diversified Stock Portfolio	0.20	0.10	0.35	0.29	0.22

Funds Management has voluntarily waived and/or reimbursed advisory fees to the extent necessary to maintain certain net operating expense ratios for the Portfolios.

Funds Management has retained the services of certain subadvisers to provide daily portfolio management to the Portfolios. The fees related to subadvisory services are borne by Funds Management. WellsCap, an affiliate of Funds Management, is the subadviser to Short-Term Investment Portfolio and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of Short-Term Investment Portfolio increase. SSgA Funds Management Incorporated is the subadviser to both Diversified Fixed Income Portfolio and Diversified Stock Portfolio and is entitled to receive an annual subadvisory fee starting at 0.07% and declining to 0.025% as the average daily net assets of each Portfolio increase. Prior to June 1, 2013, Diversified Fixed Income Portfolio and Diversified Stock Portfolio each paid an annual subadvisory fee which started at 0.10% and declined to 0.05% as the average daily net assets of each Portfolio increased.

118	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements (unaudited)

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended August 31, 2013 were as follows:

	Purchases at cost		Sales proceeds
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
Diversified Fixed Income Portfolio	$1,532,637,254	$389,499,695	$1,190,373,675	$204,622,425
Diversified Stock Portfolio	0	1,020,795,013	0	1,279,035,832

6. DERIVATIVE TRANSACTIONS

During the six months ended August 31, 2013, Diversified Stock Portfolio used uninvested cash to enter into futures contracts to gain market exposure.

At August 31, 2013, Diversified Stock Portfolio had futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract value at August 31, 2013	Unrealized losses
9-20-2013	687 Long	MSCI EAFE Index	$58,109,895	$(880,635)
9-20-2013	182 Long	Russell 2000 Index	18,383,820	(416,942)
9-20-2013	262 Long	S&P 500 E-Mini Index	21,370,030	(474,019)
9-20-2013	150 Long	S&P Midcap 400 Index	17,743,500	(525,602)

Diversified Stock Portfolio had an average notional amount of $177,475,847 in long futures contracts during the six months ended August 31, 2013. As of August 31, 2013, Diversified Stock Portfolio had segregated $6,518,900 as cash collateral for open futures contracts.

The payable for daily variation margin on open futures contracts reflected in the Statements of Assets and Liabilities only represents the current day’s variation margin. The realized gains and change in unrealized gains (losses) on futures contracts are reflected in the Statements of Operations.

For certain types of derivative transactions, the Diversified Stock Portfolio has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) with approved counterparties. The ISDA Master Agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Diversified Stock Portfolio to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded. Cash collateral that has been pledged to cover obligations of the Diversified Stock Portfolio under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Summary Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities are not offset across transactions between the Portfolio and the applicable counterparty.

As of August 31, 2013, the Diversified Stock Portfolio has transactions subject to an enforceable master netting agreements. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Description	Gross amounts of liabilities in the Statements of Assets and Liabilities	Collateral	Net amount (not less than $0)
Futures – variation margin	$1,225,690	$6,518,900	$0

Notes to financial statements (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	119

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated.

120	Wells Fargo Advantage Dow Jones Target Date Funds	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available without charge on the website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings are publicly available on the website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information is publicly available on the website on a monthly, seven-day or more delayed basis. Each Fund and Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, each Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	121

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 131 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

122	Wells Fargo Advantage Dow Jones Target Date Funds	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013. Vice President and Assistant General Counsel of Wells Fargo Bank, N.A. from 1996 to 2013. Vice President and Assistant General Counsel of Wells Fargo Bank, N.A. since 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 58 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

Other information (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	123

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Wells Fargo Advantage Dow Jones Target Today Fund, Wells Fargo Advantage Dow Jones Target 2010 Fund, Wells Fargo Advantage Dow Jones Target 2015 Fund, Wells Fargo Advantage Dow Jones Target 2020 Fund, Wells Fargo Advantage Dow Jones Target 2025 Fund, Wells Fargo Advantage Dow Jones Target 2030 Fund, Wells Fargo Advantage Dow Jones Target 2035 Fund, Wells Fargo Advantage Dow Jones Target 2040 Fund, Wells Fargo Advantage Dow Jones Target 2045 Fund, Wells Fargo Advantage Dow Jones Target 2050 Fund, Wells Fargo Advantage Dow Jones Target 2055 Fund, Wells Fargo Advantage Diversified Fixed Income Portfolio, Wells Fargo Advantage Diversified Stock Portfolio, Wells Fargo Advantage Short-Term Investment Portfolio

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (each, a “Board” and collectively, the “Boards”) of each of Wells Fargo Funds Trust (“Funds Trust”) and Wells Fargo Master Trust (“Master Trust”) (collectively, the “Trusts”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trusts, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trusts’ investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on March 28-29, 2013 (the “Meeting”), the Funds Trust Board reviewed an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for each of the Wells Fargo Advantage Dow Jones Target Today Fund, the Wells Fargo Advantage Dow Jones Target 2010 Fund, the Wells Fargo Advantage Dow Jones Target 2015 Fund, the Wells Fargo Advantage Dow Jones Target 2020 Fund, the Wells Fargo Advantage Dow Jones Target 2025 Fund, the Wells Fargo Advantage Dow Jones Target 2030 Fund, the Wells Fargo Advantage Dow Jones Target 2035 Fund, the Wells Fargo Advantage Dow Jones Target 2040 Fund, the Wells Fargo Advantage Dow Jones Target 2045 Fund, the Wells Fargo Advantage Dow Jones Target 2050 Fund, and the Wells Fargo Advantage Dow Jones Target 2055 Fund (individually, the “Target [Date] Fund” and collectively, the “Target Date Funds”). The Master Trust Board reviewed an investment advisory agreement with Funds Management for each of the Wells Fargo Advantage Diversified Fixed Income Portfolio, the Wells Fargo Advantage Diversified Stock Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio (the “Master Portfolios”). The Target Date Funds and the Master Portfolios are collectively referred to as the “Funds.”

The Funds Trust Board also reviewed an investment sub-advisory agreement with Global Index Advisors, Inc. (“GIA”) for the Target Date Funds. The Master Trust Board also reviewed: an investment sub-advisory agreement with (i) SSgA Funds Management, Inc. (“SSgA”) for the Wells Fargo Advantage Diversified Fixed Income Portfolio and the Wells Fargo Advantage Diversified Stock Portfolio; and (ii) Wells Capital Management Incorporated (“WellsCap”) for the Wells Fargo Advantage Short-Term Investment Portfolio. The investment advisory agreements with Funds Management and the investment sub-advisory agreements with WellsCap, GIA, and SSgA (collectively, the “Sub-Advisers”) are collectively referred to as the “Advisory Agreements.”

The Target Date Funds are gateway blended funds that invest all of their assets in the Master Portfolios.

At the Meeting, the Boards considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Boards have adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the Boards in the discharge of their duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Boards, Funds Management and the Sub-Advisers were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Boards’ annual contract renewal process earlier in 2013. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Boards considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Advisers about various topics. In this regard, the Boards reviewed reports of Funds Management at each of their quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Boards and the teams mentioned above confer with portfolio managers at various times throughout the year. The Boards did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

124	Wells Fargo Advantage Dow Jones Target Date Funds	Other information (unaudited)

After their deliberations, the Boards unanimously determined that the continuation of the Advisory Agreements is in the best interests of the Funds and their shareholders, and that the compensation payable to Funds Management and the Sub-Advisers is reasonable. The Boards considered the continuation of the Advisory Agreements for the Funds as part of their consideration of the continuation of advisory agreements for funds across the complex, but each decision was made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Boards in reaching their determinations.

Nature, extent and quality of services

The Boards received and considered various information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Sub-Advisers under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds.

The Boards evaluated the ability of Funds Management and the Sub-Advisers, based on attributes such as their financial condition, resources and reputation, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Boards further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Boards took into account the administrative and other services provided to the Funds by Funds Management and its affiliates and Funds Management’s oversight of the Funds’ various service providers.

Fund performance and expenses

The Boards considered the performance results for each of the Funds over various time periods ended December 31, 2012. The Boards also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Funds (each, a “Universe”), and in comparison to each Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Boards received a description of the methodology used by Lipper to select the mutual funds in the performance Universe.

The Funds Trust Board noted that the performance of the Target Date Funds (Administrator Class) was higher than or in range of the median performance of each Target Date Fund’s respective Universe for all periods under review, except for the one-year period for each Target Date Fund and the three-year period for the Target Today Fund, the Target 2010 Fund, the Target 2015 Fund, the Target 2020 Fund and the Target 2025 Fund.

The Funds Trust Board also noted that the performance of the Target Date Funds was higher than or in range of each Target Date Fund’s respective benchmark index for all periods under review, except for: the one- and three-year periods for each Target Date Fund; the five-year period for the Target Today Fund, the Target 2010 Fund, the Target 2015 Fund, the Target 2020 Fund, and the Target 2030 Fund; and the ten-year period for the Target Today Fund, the Target 2010 Fund, the Target 2020 Fund and the Target 2030 Fund. The benchmark index for each Target Date Fund is the Dow Jones Global Target [Date] Index corresponding to the date in the name of the relevant Target Date Fund.

The Funds Trust Board noted that the underperformance of the Target Date Funds relative to the respective Universe and benchmark for the periods noted above warranted further discussion. As part of its further review, the Funds Trust Board received information concerning, and discussed factors contributing to, the underperformance for those periods. Funds Management advised the Funds Trust Board that the nearer-dated Target Date Funds have some of the more conservative glidepaths in the industry, and as a result had a lower allocation to equities compared to funds in each respective Target Date Fund’s Universe. Thus, the Funds Trust Board was advised that underperformance of the nearer-dated Target Date Funds relative to their respective Universes was to be expected during periods in which the equity markets posted strong gains. The Funds Trust Board also noted that the Lipper classification for the Target Today Fund was changed, resulting in a change in the Target Today Fund’s Universe. The Funds Trust Board noted that the Target Date Funds’ underperformance relative to their benchmarks was largely attributable to fees charged to the Target Date Funds (which are not charged to a benchmark index).

The Master Trust Board took note of the performance of the Master Portfolios. The Master Trust Board noted that the performance of the Diversified Stock Portfolio was higher than or in range of the median performance of its Universe and the benchmark, the Dow Jones CMAC, for all periods under review.

The Master Trust Board noted that the performance of the Diversified Fixed Income Portfolio was lower than the median performance of its Universe and the benchmark, the Dow Jones Bond CMAC, for all periods under review. The Master

Other information (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	125

Trust Board was apprised that the underperformance of the Diversified Fixed Income Portfolio relative to its Universe and benchmark was largely attributable to fees, sector allocation and the narrow performance range of the Universe.

The Master Trust Board also noted that the performance of the Short-Term Investment Portfolio was lower than the median performance of its Universe and benchmark, the Barclays U.S. T-Bill 1-3 Month Index, for all periods under review. The Master Trust Board was apprised that the underperformance of the Short-Term Investment Portfolio relative to its Universe and benchmark was largely attributable to fees and the fact that it is managed using a money market strategy which is different than the ultra-short bond funds in its Universe.

The Funds Trust Board received and considered information regarding the Target Date Funds’ net operating expense ratios and their various components, including actual management fees assessed at both the Target Date Fund level and the Master Portfolio level (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Funds Trust Board also considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to each Target Date Fund (the “Groups”). The Funds Trust Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups. Based on the Lipper reports, the Funds Trust Board noted that the net operating expense ratios of each Target Date Fund were in range of or lower than the median net operating expense ratios of each Target Date Fund’s respective expense Groups. The Funds Trust Board further noted that in August 2012 Funds Management had agreed to operating expense cap reductions with respect to each Target Date Fund’s Administrator Class and Class R6 shares, as well as operating expense cap reductions for the Class A shares of the Target Today Fund, the Target 2010 Fund, the Target 2020 Fund, the Target 2030 Fund and the Target 2040 Fund, and operating expense cap reductions for the Investor Class shares of the Target 2010 Fund and the Target 2015 Fund.

With respect to the Master Portfolios, the Master Trust Board reviewed the fee rates that are payable to Funds Management for investment advisory services (as discussed below), which are the only fees charged at the Master Portfolio level, relative to an expense Group.

Based on their consideration of the factors and information they deemed relevant, including those described here, the Boards concluded that the overall performance and expense structure of the Funds supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Boards reviewed and considered the contractual investment advisory fee rates that are payable by the Funds to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and, with respect to the Target Date Funds, on a combined basis with each Target Date Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Funds Trust Board considered that the administration fees include transfer agency costs. The Boards also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Advisers for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Funds Trust Board was a comparison of the Management Rates of each Target Date Fund, which do not include the advisory fees paid at the Master Portfolio level, with those of other funds in the expense Groups at a common asset level. The Funds Trust Board noted that the Management Rates of each Target Date Fund were in range of or lower than the median rate for the Target Date Fund’s respective expense Groups for all classes.

The Master Trust Board reviewed a comparison of the Advisory Agreement Rates of each Master Portfolio with those of other funds in each Master Portfolio’s respective expense Group at a common asset level. The Master Trust Board noted that the Advisory Agreement Rates of each Master Portfolio were in range of or lower than the median rate for the Master Portfolio’s respective expense Group.

The Boards also received and considered information about the portions of the total advisory fees that were retained by Funds Management after payment of the fees to the Sub-Advisors for sub-advisory services. With respect to the Target Date Funds, the Wells Fargo Advantage Diversified Fixed Income Portfolio and the Wells Fargo Advantage Diversified Stock Portfolio, the Boards considered this amount in comparison to the median amount retained by advisers to funds in a sub-advised expense universe that was determined by Lipper to be similar to the respective Fund. In assessing the reasonableness of these amounts, the Boards received and evaluated extensive information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Advisors, and about Funds Management’s on-going oversight services. With respect to WellsCap, in recognition of the

126	Wells Fargo Advantage Dow Jones Target Date Funds	Other information (unaudited)

fact that the Wells Fargo enterprise provides a suite of combined advisory and sub-advisory services to each Target Date Fund through affiliated entities, the Funds Trust Board ascribed limited relevance to the allocation of the total advisory fee between Funds Management and WellsCap. With respect to GIA and SSgA, the Boards considered that the Sub-Advisory Agreement Rates paid to GIA and SSgA had been negotiated by Funds Management on an arm’s-length basis.

The Boards also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Advisers to other types of clients. In this regard, the Boards received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on their consideration of the factors and information they deemed relevant, including those described here, the Boards determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreements.

Profitability

The Boards received and considered an analysis of the profitability of Funds Management, as well as an analysis of the profitability of Wells Fargo as a whole, from providing services to the Funds. Funds Management explained the methodologies and estimates that it used in calculating the profitability from the Funds and the fund family as a whole. Among other things, the Boards noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on their review, the Boards did not deem the profits reported by Funds Management to be at a level that would prevent them from approving the continuation of the Advisory Agreements. The Master Trust Board also received separate profitability information with respect to SSgA, which is not affiliated with Funds Management. The Master Trust Board did not deem the profits reported by SSgA to be at a level that would prevent it from approving the continuation of the sub-advisory agreement.

The Master Trust Board did not consider separate profitability information with respect to WellsCap, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management. The Funds Trust Board did not consider profitability with respect to GIA to be a significant factor in its analysis, as the sub-advisory fees paid to GIA had been negotiated by Funds Management on an arm’s-length basis.

Economies of scale

With respect to possible economies of scale, the Boards reviewed the breakpoints in each Fund’s advisory fee and administration fee structure (except Short-Term Investment Portfolio), which operate generally to reduce the Funds’ expense ratios as the Funds grow in size. They considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Boards also considered fee waiver and expense reimbursement arrangements as a means of sharing potential economies of scale with the Funds. The Boards acknowledged the inherent limitations of any analysis of potential economies of scale and of any attempt to correlate breakpoints with such economies. Nonetheless, the Boards concluded that the breakpoints and net operating expense ratio caps appeared to be a reasonable approach to sharing potential economies of scale with the Funds.

Other benefits to Funds Management and the Sub-Adviser

The Boards received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including WellsCap, and GIA and SSgA as a result of their relationship with the Funds. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Funds and benefits potentially derived from an increase in Funds Management’s and each Sub-Adviser’s business as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products and services offered by Funds Management and its affiliates, including WellsCap, or GIA or SSgA, or to operate other products and services that follow investment strategies similar to those of the Funds).

The Boards considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Funds and receives certain compensation for those services. The Boards noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Boards also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized, and any benefits that might be realized by an affiliated broker that handles portfolio transactions for the Funds.

Other information (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	127

Based on their consideration of the factors and information they deemed relevant, including those described here, the Boards did not find that any ancillary benefits received by Funds Management and its affiliates, including WellsCap, or GIA or SSgA were unreasonable.

Conclusion

After considering the above-described factors and based on their deliberations and their evaluation of the information described above, the Boards unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

128	Wells Fargo Advantage Dow Jones Target Date Funds	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

This page is intentionally left blank.

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

219227 10-13 SOFLD/SAR101 08-13

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

Except as noted below, the schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form. The schedules of investments for Wells Fargo Advantage Diversified Fixed Income Portfolio and Wells Fargo Advantage Diversified Stock Portfolio are filed under this Item.

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	1

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 27.57%
FFCB	0.39%	12-17-2015	$1,000,000	$995,731
FFCB	0.48	1-4-2016	1,000,000	997,193
FFCB	1.50	11-16-2015	2,220,000	2,268,254
FHLB	0.38	8-28-2015	5,000,000	4,993,725
FHLB	0.80	6-24-2016	3,000,000	2,978,409
FHLB	1.00	11-9-2017	500,000	486,230
FHLB	1.20	11-21-2018	1,000,000	958,713
FHLB	2.75	12-12-2014	500,000	515,859
FHLB	2.75	3-13-2015	3,000,000	3,108,768
FHLB	3.00	10-1-2042	9,714,440	9,277,074
FHLB	3.00	11-1-2042	4,821,281	4,604,216
FHLB	3.00	1-1-2043	9,636,293	9,202,445
FHLB	3.00	4-1-2043	9,753,702	9,314,568
FHLB	3.50	5-1-2014	20,218	21,073
FHLB	3.50	8-1-2020	357,324	375,318
FHLB	3.50	9-1-2020	61,214	64,296
FHLB	3.50	10-1-2020	498,170	523,256
FHLB	3.50	11-1-2020	823,223	864,678
FHLB	3.50	11-1-2020	436,301	458,271
FHLB	3.50	11-1-2020	585,970	611,370
FHLB	3.50	12-1-2020	405,833	426,269
FHLB	3.50	1-1-2021	26,377	27,705
FHLB	3.50	4-1-2021	24,740	25,987
FHLB	3.50	4-1-2021	531,000	557,740
FHLB	3.50	12-1-2025	6,135,098	6,421,716
FHLB	3.50	12-1-2042	3,717,134	3,701,019
FHLB	4.00	6-1-2024	44,747	47,021
FHLB	4.00	7-1-2025	633,298	666,026
FHLB	4.00	4-1-2026	3,283,931	3,458,539
FHLB	4.00	11-1-2040	5,386,822	5,547,146
FHLB	4.00	1-1-2041	8,282,899	8,524,674
FHLB	4.00	2-1-2041	3,711,868	3,824,922
FHLB	4.00	4-1-2041	5,956,904	6,141,988
FHLB	4.50	6-1-2014	40,029	42,061
FHLB	4.50	3-1-2023	95,826	100,822
FHLB	4.50	3-1-2023	38,826	40,850
FHLB	4.50	11-1-2023	89,873	94,558
FHLB	4.50	2-1-2024	108,980	114,661
FHLB	4.50	5-1-2024	119,415	125,697
FHLB	4.50	9-1-2024	44,785	47,141
FHLB	4.50	9-1-2024	82,660	87,008
FHLB	4.50	12-1-2024	151,182	159,134
FHLB	4.50	5-1-2034	182,234	192,075
FHLB	4.50	3-1-2039	1,001,692	1,053,032
FHLB	4.50	3-1-2039	129,465	136,174
FHLB	4.50	5-1-2039	216,765	227,875
FHLB	4.50	10-1-2039	172,925	181,788
FHLB	4.50	10-1-2039	132,411	139,198
FHLB	4.50	9-1-2040	126,224	132,760
FHLB	4.50	1-1-2041	494,559	520,394

2	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLB	4.50%	2-1-2041	$1,188,135	$1,252,096
FHLB	4.50	2-1-2041	8,002,037	8,499,071
FHLB	4.50	4-1-2041	3,720,303	3,920,580
FHLB	4.75	12-16-2016	1,000,000	1,120,428
FHLB	4.88	9-8-2017	1,000,000	1,136,868
FHLB	5.00	11-17-2017	2,000,000	2,275,950
FHLB	5.00	7-1-2025	1,590,934	1,716,771
FHLB	5.00	1-1-2032	2,691	2,887
FHLB	5.00	12-1-2034	9,403	10,097
FHLB	5.00	8-1-2035	745,170	797,298
FHLB	5.00	11-1-2035	824,951	882,661
FHLB	5.00	12-1-2035	17,360	18,574
FHLB	5.00	1-1-2036	31,946	34,161
FHLB	5.00	6-1-2036	881,059	942,694
FHLB	5.00	3-1-2037	8,629	9,220
FHLB	5.00	7-1-2037	24,253	25,913
FHLB	5.00	3-1-2038	794,822	849,243
FHLB	5.00	5-1-2038	38,027	40,631
FHLB	5.00	6-1-2038	10,038	10,725
FHLB	5.00	9-1-2038	787,236	841,137
FHLB	5.00	5-1-2039	43,341	46,309
FHLB	5.00	1-1-2040	2,527,405	2,725,711
FHLB	5.38	5-18-2016	3,250,000	3,653,572
FHLB	5.38	9-30-2022	100,000	117,038
FHLB	5.50	12-1-2035	1,198,595	1,300,387
FHLB	5.50	7-15-2036	600,000	712,043
FHLB	5.50	5-1-2038	398,603	429,421
FHLB	5.50	6-1-2038	111,981	120,639
FHLB	5.50	11-1-2038	296,140	320,891
FHLB	6.00	1-1-2032	22,142	24,106
FHLB	6.00	4-1-2033	43,798	48,299
FHLB	6.00	7-1-2036	63,898	69,518
FHLB	6.00	9-1-2036	422,566	459,732
FHLB	6.00	11-1-2036	570,507	620,685
FHLB	6.00	11-1-2036	40,916	44,493
FHLB	6.00	5-1-2037	283,216	307,973
FHLB	6.00	6-1-2037	303,628	330,169
FHLB	6.00	8-1-2037	580,651	631,407
FHLB	6.00	9-1-2037	205,010	222,931
FHLB	6.00	9-1-2037	4,248	4,619
FHLB	6.00	10-1-2037	34,407	37,415
FHLB	6.00	10-1-2037	32,622	35,474
FHLB	6.00	11-1-2037	140,894	153,210
FHLB	6.00	11-1-2037	86,128	93,657
FHLB	6.00	12-1-2037	101,388	110,250
FHLB	6.00	12-1-2037	96,033	104,427
FHLB	6.00	12-1-2037	231,559	251,801
FHLB	6.00	6-1-2038	167,936	183,587
FHLB	6.00	7-1-2038	110,687	120,363
FHLB	6.00	8-1-2039	681,645	742,066

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	3

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLB	6.00%	12-1-2039	$127,745	$138,912
FHLB	6.00	5-1-2040	2,277,508	2,476,592
FHLMC	0.32	4-29-2015	1,500,000	1,497,549
FHLMC	0.42	6-19-2015	1,000,000	999,035
FHLMC	0.50	4-17-2015	4,000,000	4,008,340
FHLMC	0.55	2-13-2015	200,000	200,351
FHLMC	0.55	2-27-2015	200,000	199,828
FHLMC %%	0.55	9-4-2015	1,000,000	999,187
FHLMC	0.63	12-29-2014	2,500,000	2,510,633
FHLMC	0.65	1-30-2015	200,000	200,391
FHLMC	0.70	9-27-2016	250,000	247,352
FHLMC	0.75	11-25-2014	1,000,000	1,006,116
FHLMC	0.75	1-12-2018	2,000,000	1,928,630
FHLMC	0.80	1-13-2015	200,000	200,364
FHLMC	0.85	2-24-2016	300,000	300,461
FHLMC	0.85	7-29-2016	150,000	149,356
FHLMC	0.88	3-7-2018	2,000,000	1,929,044
FHLMC	1.00	6-30-2015	500,000	501,270
FHLMC	1.00	2-24-2016	200,000	200,726
FHLMC	1.00	9-27-2017	250,000	244,602
FHLMC	1.00	9-29-2017	2,000,000	1,963,390
FHLMC	1.05	4-30-2018	300,000	289,922
FHLMC	1.25	8-1-2019	2,000,000	1,890,342
FHLMC	1.25	10-2-2019	5,000,000	4,685,010
FHLMC	1.55	5-8-2020	250,000	234,489
FHLMC	1.75	9-10-2015	1,000,000	1,025,485
FHLMC	2.00	8-25-2016	1,000,000	1,031,853
FHLMC	2.00	7-30-2019	100,000	97,889
FHLMC	2.25	1-23-2017	200,000	201,637
FHLMC	2.38	1-13-2022	2,580,000	2,469,181
FHLMC ±	2.38	6-1-2038	824,896	873,816
FHLMC	2.50	4-17-2023	1,000,000	932,238
FHLMC %%	2.50	9-1-2028	20,000,000	19,790,624
FHLMC	2.63	6-13-2023	500,000	470,967
FHLMC	2.88	2-9-2015	4,750,000	4,921,917
FHLMC	3.00	9-1-2021	961,241	990,981
FHLMC	3.00	4-1-2022	830,943	856,548
FHLMC	3.00	9-1-2026	167,338	170,944
FHLMC	3.00	10-1-2026	3,443,321	3,517,534
FHLMC	3.00	11-1-2026	353,399	361,016
FHLMC	3.00	11-1-2026	57,368	58,605
FHLMC	3.00	11-1-2026	949,689	970,157
FHLMC	3.00	12-1-2026	6,935,005	7,084,474
FHLMC	3.00	12-1-2026	26,216	26,781
FHLMC	3.00	12-1-2026	1,912,759	1,953,984
FHLMC	3.00	1-1-2027	3,414,692	3,488,288
FHLMC	3.00	3-1-2027	716,299	732,626
FHLMC	3.00	8-1-2027	2,324,903	2,375,011
FHLMC	3.00	4-1-2028	80,888	82,622
FHLMC	3.00	3-1-2043	5,877,530	5,612,910

4	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC %%	3.00%	9-1-2043	$7,500,000	$7,149,317
FHLMC ±	3.15	10-1-2036	144,940	153,029
FHLMC	3.50	2-1-2042	14,426,276	14,363,734
FHLMC	3.50	10-1-2042	748,760	745,572
FHLMC	3.50	10-1-2042	7,434,153	7,401,924
FHLMC	3.50	7-1-2043	5,991,035	5,965,062
FHLMC	3.50	8-1-2043	9,241,240	9,201,176
FHLMC	3.75	3-27-2019	2,900,000	3,149,426
FHLMC	4.00	3-1-2014	97,457	102,314
FHLMC	4.00	5-1-2023	79,992	84,038
FHLMC	4.00	2-1-2024	185,200	194,567
FHLMC	4.00	5-1-2024	102,860	108,087
FHLMC	4.00	5-1-2024	189,699	199,246
FHLMC	4.00	8-1-2024	251,785	264,580
FHLMC	4.00	1-1-2025	410,256	431,103
FHLMC	4.00	2-1-2025	378,975	398,560
FHLMC	4.00	3-1-2025	2,366,264	2,488,550
FHLMC	4.00	5-1-2025	1,032,379	1,085,731
FHLMC	4.00	6-1-2025	223,806	235,372
FHLMC	4.00	6-1-2025	811,599	853,542
FHLMC	4.00	7-1-2025	24,937	26,226
FHLMC	4.00	8-1-2025	143,570	150,990
FHLMC	4.00	10-1-2025	73,131	76,910
FHLMC	4.00	3-1-2026	534,018	562,412
FHLMC	4.00	4-1-2026	698,351	735,483
FHLMC	4.00	5-1-2026	552,962	582,364
FHLMC	4.00	5-1-2029	437,972	454,343
FHLMC	4.00	9-1-2031	470,247	488,535
FHLMC	4.00	10-1-2033	17,883	18,497
FHLMC	4.00	8-1-2036	6,941	7,150
FHLMC	4.00	4-1-2039	759,971	784,685
FHLMC	4.00	5-1-2039	328,968	338,513
FHLMC	4.00	6-1-2039	296,400	305,000
FHLMC	4.00	2-1-2040	444,414	457,309
FHLMC	4.00	9-1-2040	2,354,305	2,423,026
FHLMC	4.00	10-1-2040	477,061	490,987
FHLMC	4.00	10-1-2040	10,680	10,992
FHLMC	4.00	10-1-2040	1,999,894	2,062,251
FHLMC	4.00	11-1-2040	277,379	285,476
FHLMC	4.00	12-1-2040	123,201	126,797
FHLMC	4.00	12-1-2040	6,090,782	6,268,569
FHLMC	4.00	4-1-2041	32,044	32,987
FHLMC	4.00	6-1-2041	493,323	507,845
FHLMC	4.00	6-1-2041	11,953	12,305
FHLMC	4.00	10-1-2041	359,100	369,898
FHLMC	4.00	10-1-2041	55,666	57,304
FHLMC	4.00	11-1-2041	371,325	382,255
FHLMC	4.00	11-1-2041	79,379	81,716
FHLMC	4.00	11-1-2041	46,549	47,919
FHLMC	4.00	11-1-2041	31,733	32,667

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	5

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	4.00%	11-1-2041	$432,913	$445,656
FHLMC	4.00	1-1-2042	3,225,888	3,320,845
FHLMC	4.00	1-1-2042	143,392	147,613
FHLMC	4.00	2-1-2042	65,590	67,520
FHLMC	4.38	7-17-2015	2,750,000	2,951,493
FHLMC	4.50	4-1-2018	62,366	65,628
FHLMC	4.50	8-1-2018	908,446	955,816
FHLMC	4.50	10-1-2018	185,625	195,334
FHLMC	4.50	5-1-2023	1,024,565	1,077,974
FHLMC	4.50	4-1-2024	117,486	126,283
FHLMC	4.50	8-1-2024	763,912	811,408
FHLMC	4.50	11-1-2024	243,940	259,225
FHLMC	4.50	2-1-2025	875,834	930,628
FHLMC	4.50	8-1-2035	70,095	73,777
FHLMC	4.50	9-1-2035	99,962	105,214
FHLMC	4.50	1-1-2037	93,639	98,345
FHLMC	4.50	10-1-2038	477,450	501,448
FHLMC	4.50	2-1-2039	48,972	51,482
FHLMC	4.50	5-1-2039	82,338	86,558
FHLMC	4.50	6-1-2039	2,998,436	3,152,113
FHLMC	4.50	9-1-2039	1,879,606	1,975,941
FHLMC	4.50	10-1-2039	279,112	293,417
FHLMC	4.50	10-1-2039	350,544	368,510
FHLMC	4.50	1-1-2040	2,823,952	2,989,149
FHLMC	4.50	2-1-2040	8,714,900	9,204,852
FHLMC	4.50	3-1-2040	3,843,142	4,082,627
FHLMC	4.50	8-1-2040	1,834,847	1,930,776
FHLMC	4.50	9-1-2040	436,306	459,117
FHLMC	4.50	9-1-2040	3,465,001	3,669,050
FHLMC	4.50	2-1-2041	103,400	108,966
FHLMC	4.50	4-1-2041	4,692,336	4,944,940
FHLMC	4.50	7-1-2041	235,772	248,464
FHLMC	4.50	10-1-2041	1,815,688	1,908,747
FHLMC	4.75	11-17-2015	2,000,000	2,184,002
FHLMC	4.88	6-13-2018	1,700,000	1,942,796
FHLMC	5.00	1-1-2022	917,608	990,356
FHLMC	5.00	7-1-2022	1,479	1,596
FHLMC	5.00	7-1-2022	31,447	33,941
FHLMC	5.00	7-1-2022	39,289	42,396
FHLMC	5.00	7-1-2022	39,283	42,390
FHLMC	5.00	9-1-2022	54,279	58,572
FHLMC	5.00	6-1-2023	49,696	53,627
FHLMC	5.00	6-1-2023	7,613	8,216
FHLMC	5.00	6-1-2023	17,839	19,250
FHLMC	5.00	10-1-2023	2,824	3,047
FHLMC	5.00	4-1-2024	3,713	3,975
FHLMC	5.00	8-1-2024	24,136	25,842
FHLMC	5.00	10-1-2024	432,822	463,414
FHLMC	5.00	10-1-2024	438,002	468,960
FHLMC	5.00	5-1-2025	697,806	753,006

6	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	5.00%	8-1-2033	$1,978,369	$2,153,281
FHLMC	5.00	11-1-2033	166,331	179,015
FHLMC	5.00	3-1-2034	147,254	158,124
FHLMC	5.00	7-1-2035	851,397	910,957
FHLMC	5.00	8-1-2035	236,492	253,036
FHLMC	5.00	9-1-2035	891,052	972,750
FHLMC	5.00	4-1-2036	97,930	104,781
FHLMC	5.00	12-1-2036	85,664	91,529
FHLMC	5.00	2-1-2037	120,248	128,481
FHLMC	5.00	3-1-2039	595,393	641,471
FHLMC	5.00	8-1-2039	1,283,804	1,397,051
FHLMC	5.00	8-1-2039	7,020,881	7,565,230
FHLMC	5.00	9-1-2039	2,127,112	2,291,968
FHLMC	5.00	12-1-2039	2,616,765	2,855,346
FHLMC	5.00	6-1-2040	5,613,592	6,116,943
FHLMC	5.00	6-1-2040	5,422,390	5,907,624
FHLMC	5.13	11-17-2017	1,000,000	1,144,771
FHLMC	5.25	4-18-2016	650,000	726,148
FHLMC ±	5.45	4-1-2037	76,587	80,392
FHLMC	5.50	7-18-2016	650,000	735,476
FHLMC	5.50	12-1-2016	26,023	27,450
FHLMC	5.50	8-1-2017	1,613	1,713
FHLMC	5.50	8-23-2017	3,000,000	3,464,958
FHLMC	5.50	9-1-2017	32,262	34,017
FHLMC	5.50	10-1-2017	2,208	2,345
FHLMC	5.50	11-1-2017	31,571	33,282
FHLMC	5.50	11-1-2017	163,926	172,588
FHLMC	5.50	12-1-2017	931,710	982,304
FHLMC	5.50	3-1-2018	42,112	44,412
FHLMC	5.50	2-1-2019	440,876	465,048
FHLMC	5.50	6-1-2019	35,477	38,040
FHLMC	5.50	1-1-2022	36,575	39,509
FHLMC	5.50	5-1-2022	57,840	62,504
FHLMC	5.50	11-1-2023	160,667	173,642
FHLMC	5.50	12-1-2024	839,609	900,187
FHLMC	5.50	12-1-2033	325,648	351,418
FHLMC	5.50	12-1-2034	317,376	344,330
FHLMC	5.50	1-1-2035	871,110	940,270
FHLMC	5.50	6-1-2035	585,315	633,212
FHLMC	5.50	1-1-2036	193,154	208,490
FHLMC	5.50	1-1-2036	61,922	66,709
FHLMC	5.50	2-1-2036	214,625	231,665
FHLMC	5.50	12-1-2036	293,642	316,346
FHLMC	5.50	2-1-2037	301,263	324,556
FHLMC	5.50	3-1-2037	271,430	292,416
FHLMC	5.50	4-1-2037	60,752	65,450
FHLMC	5.50	1-1-2038	710,778	765,732
FHLMC	5.50	2-1-2038	819,011	882,333
FHLMC	5.50	4-1-2038	784,692	845,621
FHLMC	5.50	5-1-2038	1,896,330	2,042,946

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	7

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	5.50%	5-1-2038	$586,782	$632,149
FHLMC	5.50	5-1-2038	2,712,625	2,922,353
FHLMC	5.50	5-1-2038	106,066	114,267
FHLMC	5.50	6-1-2038	14,658	15,792
FHLMC	5.50	7-1-2038	392,601	422,955
FHLMC	5.50	7-1-2038	498,150	536,665
FHLMC	5.50	8-1-2038	695,430	749,197
FHLMC	5.50	8-1-2038	140,734	151,615
FHLMC	5.50	9-1-2038	129,115	139,098
FHLMC	5.50	9-1-2038	239,340	257,845
FHLMC	5.50	1-1-2039	312,681	336,857
FHLMC	5.50	8-1-2039	1,220,412	1,314,769
FHLMC	5.50	11-1-2039	1,704,389	1,841,493
FHLMC	5.50	3-1-2040	3,715,451	4,002,713
FHLMC	5.50	4-1-2040	2,234,345	2,407,095
FHLMC ±	5.83	8-1-2038	231,512	248,327
FHLMC	6.00	6-1-2021	1,131	1,224
FHLMC	6.00	3-1-2022	69,124	75,063
FHLMC	6.00	5-1-2022	5,674	6,215
FHLMC	6.00	7-1-2022	143,533	156,145
FHLMC	6.00	8-1-2022	9,076	9,904
FHLMC	6.00	9-1-2022	160,367	174,992
FHLMC	6.00	3-1-2023	324,882	356,173
FHLMC	6.00	9-1-2023	134,072	146,811
FHLMC	6.00	11-1-2033	531,351	587,020
FHLMC	6.00	7-1-2034	370,835	409,144
FHLMC	6.00	1-1-2036	69,404	76,597
FHLMC	6.00	2-1-2036	681,951	741,930
FHLMC	6.00	11-1-2036	179,133	194,791
FHLMC	6.00	11-1-2036	379,950	413,162
FHLMC	6.00	12-1-2036	68,926	74,988
FHLMC	6.00	2-1-2037	4,706	5,119
FHLMC	6.00	3-1-2037	40,949	44,528
FHLMC	6.00	3-1-2037	264,859	288,155
FHLMC	6.00	4-1-2037	3,245	3,529
FHLMC	6.00	8-1-2037	79,409	86,351
FHLMC	6.00	8-1-2037	113,546	123,471
FHLMC	6.00	8-1-2037	192,500	209,327
FHLMC	6.00	8-1-2037	37,094	40,336
FHLMC	6.00	8-1-2037	197,131	215,603
FHLMC	6.00	9-1-2037	10,488	11,405
FHLMC	6.00	9-1-2037	48,939	53,217
FHLMC	6.00	10-1-2037	92,024	100,068
FHLMC	6.00	10-1-2037	62,024	67,446
FHLMC	6.00	10-1-2037	1,278,959	1,390,757
FHLMC	6.00	11-1-2037	40,003	43,500
FHLMC	6.00	11-1-2037	164,544	179,074
FHLMC	6.00	12-1-2037	821,884	893,727
FHLMC	6.00	12-1-2037	110,086	119,709
FHLMC	6.00	1-1-2038	53,832	58,538

8	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	6.00%	2-1-2038	$38,469	$41,832
FHLMC	6.00	2-1-2038	125,882	136,886
FHLMC	6.00	5-1-2038	104,384	114,071
FHLMC	6.00	6-1-2038	61,364	66,728
FHLMC	6.00	6-1-2038	87,423	95,065
FHLMC	6.00	6-1-2038	69,662	75,751
FHLMC	6.00	7-1-2038	167,930	182,610
FHLMC	6.00	7-1-2038	911,864	991,573
FHLMC	6.00	8-1-2038	81,809	88,961
FHLMC	6.00	8-1-2038	172,009	187,045
FHLMC	6.00	9-1-2038	107,554	116,956
FHLMC	6.00	9-1-2038	96,465	104,898
FHLMC	6.00	9-1-2038	127,934	139,117
FHLMC	6.00	10-1-2038	92,061	100,108
FHLMC	6.00	11-1-2038	79,091	86,005
FHLMC	6.00	12-1-2038	2,594	2,821
FHLMC	6.00	3-1-2039	50,044	54,418
FHLMC	6.00	4-1-2039	168,672	183,623
FHLMC	6.00	6-1-2039	7,260	7,895
FHLMC	6.00	8-1-2039	204,611	222,747
FHLMC	6.00	9-1-2039	218,273	237,620
FHLMC	6.00	10-1-2039	6,776	7,376
FHLMC	6.25	7-15-2032	500,000	649,698
FHLMC	6.50	6-1-2036	83,604	93,411
FHLMC	6.50	10-1-2037	123,717	138,355
FHLMC	6.50	12-1-2037	222,173	247,401
FHLMC	6.50	3-1-2038	71,413	79,904
FHLMC	6.50	3-1-2038	231,083	250,721
FHLMC	6.50	1-1-2039	47,596	53,228
FHLMC	6.50	4-1-2039	386,571	432,310
FHLMC	6.50	4-1-2039	570,985	638,543
FHLMC	6.75	3-15-2031	1,000,000	1,352,066
FICO	9.65	11-2-2018	500,000	684,394
FNMA ¤	0.00	6-1-2017	300,000	282,747
FNMA ¤	0.00	10-9-2019	200,000	166,941
FNMA	0.38	3-16-2015	2,500,000	2,500,575
FNMA	0.38	12-21-2015	2,000,000	1,990,150
FNMA	0.50	5-27-2015	2,500,000	2,503,568
FNMA	0.50	7-2-2015	2,500,000	2,502,690
FNMA	0.50	8-20-2015	750,000	749,679
FNMA	0.50	11-27-2015	1,250,000	1,246,705
FNMA	0.50	3-30-2016	2,000,000	1,989,680
FNMA	0.52	5-20-2016	500,000	495,508
FNMA	0.55	2-26-2016	250,000	249,028
FNMA	0.55	5-6-2016	500,000	497,244
FNMA	0.63	8-26-2016	1,000,000	991,794
FNMA	0.75	12-19-2014	2,000,000	2,011,796
FNMA	0.80	2-13-2015	500,000	501,429
FNMA	0.88	10-26-2017	250,000	243,330
FNMA	0.88	12-20-2017	2,000,000	1,940,724

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	9

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	0.88%	2-8-2018	$1,000,000	$967,587
FNMA	0.88	5-21-2018	2,000,000	1,918,582
FNMA	0.90	11-7-2017	250,000	243,342
FNMA	0.95	8-23-2017	1,000,000	979,275
FNMA	1.00	5-21-2018	100,000	96,538
FNMA	1.00	5-21-2018	100,000	95,458
FNMA	1.05	11-15-2017	1,000,000	978,637
FNMA	1.10	4-17-2018	300,000	290,927
FNMA	1.13	4-27-2017	1,000,000	995,851
FNMA	1.25	9-28-2016	1,000,000	1,008,905
FNMA	1.38	11-15-2016	2,000,000	2,021,124
FNMA	1.55	10-29-2019	1,000,000	949,311
FNMA	1.63	10-26-2015	1,000,000	1,023,223
FNMA	1.70	10-4-2019	125,000	119,651
FNMA	1.75	1-30-2019	200,000	195,403
FNMA	1.88	10-15-2015	200,000	205,249
FNMA	2.20	10-25-2022	150,000	137,426
FNMA	2.25	10-17-2022	1,000,000	923,181
FNMA	2.38	7-28-2015	1,500,000	1,554,413
FNMA	2.38	4-11-2016	1,000,000	1,042,122
FNMA	2.50	10-1-2027	3,916,483	3,881,981
FNMA	2.50	3-1-2028	4,582,649	4,545,838
FNMA	2.50	4-1-2028	7,226,863	7,162,106
FNMA	2.50	7-1-2028	10,407,936	10,314,714
FNMA	2.50	7-1-2028	9,880,144	9,791,654
FNMA ±	2.55	3-1-2036	60,552	63,941
FNMA ±	2.57	4-1-2036	131,579	140,674
FNMA ±	2.61	3-1-2037	118,617	125,621
FNMA	2.63	11-20-2014	700,000	720,343
FNMA ±	2.64	2-1-2042	3,994,017	4,103,317
FNMA ±	2.66	4-1-2038	111,070	117,521
FNMA ±	2.72	10-1-2037	464,966	496,349
FNMA ±	2.74	6-1-2035	193,486	205,740
FNMA ±	2.97	3-1-2041	2,858,736	2,969,472
FNMA	3.00	10-1-2021	8,822,111	9,128,196
FNMA	3.00	8-1-2026	314,188	321,087
FNMA	3.00	9-1-2026	190,838	194,974
FNMA	3.00	11-1-2026	2,943,169	3,008,012
FNMA	3.00	11-1-2026	279,439	285,701
FNMA	3.00	2-1-2027	187,295	191,475
FNMA	3.00	2-1-2027	1,723,411	1,761,837
FNMA	3.00	4-1-2027	324,993	332,241
FNMA	3.00	5-1-2027	386,642	395,259
FNMA	3.00	6-1-2027	254,876	260,584
FNMA	3.00	7-1-2027	449,297	459,312
FNMA	3.00	7-1-2027	597,975	611,392
FNMA	3.00	8-1-2027	2,908,767	2,973,997
FNMA	3.00	8-1-2027	3,063,802	3,132,439
FNMA	3.00	8-1-2027	16,626,147	16,999,466
FNMA	3.00	9-1-2027	2,246,387	2,296,776

10	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	3.00%	9-1-2027	$2,166,290	$2,214,873
FNMA	3.00	9-1-2027	9,373,265	9,589,241
FNMA	3.00	9-1-2027	3,458,835	3,536,424
FNMA	3.00	10-1-2027	4,128,939	4,224,167
FNMA	3.00	9-1-2042	2,721,958	2,606,490
FNMA	3.00	9-1-2042	44,304	42,425
FNMA	3.00	9-1-2042	716,567	686,169
FNMA	3.00	9-1-2042	639,575	612,444
FNMA	3.00	10-1-2042	5,242,784	5,020,380
FNMA	3.00	10-1-2042	1,391,918	1,332,871
FNMA	3.00	10-1-2042	4,960,192	4,749,776
FNMA	3.00	11-1-2042	9,579,572	9,173,197
FNMA	3.00	12-1-2042	9,672,517	9,262,200
FNMA	3.00	1-1-2043	9,670,991	9,260,739
FNMA	3.00	2-1-2043	9,874,949	9,456,044
FNMA	3.00	3-1-2043	11,719,625	11,222,468
FNMA	3.00	4-1-2043	9,884,676	9,465,359
FNMA	3.00	5-1-2043	9,931,970	9,510,647
FNMA	3.00	6-1-2043	4,977,946	4,766,777
FNMA	3.00	7-1-2043	9,977,940	9,554,667
FNMA ±	3.03	3-1-2041	5,425,622	5,644,904
FNMA	3.40	9-27-2032	250,000	213,617
FNMA ±	3.47	10-1-2040	3,089,865	3,232,882
FNMA	3.50	11-1-2025	2,957,088	3,088,652
FNMA	3.50	12-1-2025	7,300,986	7,642,598
FNMA	3.50	12-1-2026	10,954,363	11,442,441
FNMA	3.50	1-1-2036	28,884	28,837
FNMA	3.50	10-1-2040	1,789,972	1,787,089
FNMA	3.50	12-1-2040	241,476	241,085
FNMA	3.50	1-1-2041	1,434,619	1,432,520
FNMA	3.50	1-1-2041	47,895	47,818
FNMA	3.50	1-1-2041	131,264	131,052
FNMA	3.50	1-1-2041	52,526	52,441
FNMA	3.50	1-1-2041	454,065	453,331
FNMA	3.50	2-1-2041	3,352,369	3,346,941
FNMA	3.50	2-1-2041	603,641	602,665
FNMA	3.50	2-1-2041	646,464	645,614
FNMA	3.50	2-1-2041	74,059	73,940
FNMA %%	3.50	9-1-2041	45,000,000	44,880,200
FNMA	3.50	9-1-2042	13,794,881	13,789,632
FNMA	3.50	9-1-2042	9,056,200	9,041,537
FNMA	3.50	10-1-2042	7,098,221	7,086,728
FNMA	3.50	7-1-2043	9,940,155	9,924,061
FNMA	4.00	6-1-2019	497,998	524,891
FNMA	4.00	2-1-2024	14,036	14,812
FNMA	4.00	3-1-2024	739,261	779,599
FNMA	4.00	4-1-2024	1,307,889	1,378,486
FNMA	4.00	5-1-2024	50,424	53,208
FNMA	4.00	6-1-2024	443,335	467,642
FNMA	4.00	6-1-2024	288,688	304,285

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	11

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.00%	6-1-2024	$148,588	$156,656
FNMA	4.00	9-1-2024	114,802	121,122
FNMA	4.00	10-1-2024	104,807	110,532
FNMA	4.00	2-1-2025	688,049	726,041
FNMA	4.00	3-1-2025	2,857,500	3,029,233
FNMA	4.00	3-1-2025	124,586	131,384
FNMA	4.00	7-1-2025	1,913,317	2,016,415
FNMA	4.00	5-1-2026	2,014,769	2,124,697
FNMA	4.00	2-1-2039	98,534	101,680
FNMA	4.00	2-1-2039	448,662	462,736
FNMA	4.00	3-1-2039	91,268	94,124
FNMA	4.00	8-1-2039	422,593	435,866
FNMA	4.00	8-1-2039	1,581,304	1,631,099
FNMA	4.00	8-1-2039	670,804	691,855
FNMA	4.00	8-1-2039	4,098,135	4,239,666
FNMA	4.00	11-1-2039	36,183	37,327
FNMA	4.00	1-1-2040	419,318	432,480
FNMA	4.00	1-1-2040	376,604	388,490
FNMA	4.00	3-1-2040	17,663	18,220
FNMA	4.00	3-1-2040	604,304	623,312
FNMA	4.00	4-1-2040	2,381,599	2,456,527
FNMA	4.00	8-1-2040	102,131	105,331
FNMA	4.00	8-1-2040	1,920,805	1,979,977
FNMA	4.00	8-1-2040	919,519	948,644
FNMA	4.00	8-1-2040	534,370	551,332
FNMA	4.00	9-1-2040	27,063	27,926
FNMA	4.00	9-1-2040	24,004	24,765
FNMA	4.00	9-1-2040	123,107	126,970
FNMA	4.00	10-1-2040	55,729	57,514
FNMA	4.00	10-1-2040	62,139	64,107
FNMA	4.00	10-1-2040	302,471	312,064
FNMA	4.00	10-1-2040	790,654	815,779
FNMA	4.00	11-1-2040	512,339	528,518
FNMA	4.00	11-1-2040	445,662	459,794
FNMA	4.00	11-1-2040	235,338	242,838
FNMA	4.00	11-1-2040	350,859	361,921
FNMA	4.00	11-1-2040	56,448	58,224
FNMA	4.00	11-1-2040	35,790	36,924
FNMA	4.00	11-1-2040	93,614	96,562
FNMA	4.00	11-1-2040	4,114,499	4,291,907
FNMA	4.00	12-1-2040	17,998	18,571
FNMA	4.00	12-1-2040	35,140	36,250
FNMA	4.00	12-1-2040	138,200	142,588
FNMA	4.00	12-1-2040	471,664	486,651
FNMA	4.00	12-1-2040	193,702	199,863
FNMA	4.00	12-1-2040	101,164	104,385
FNMA	4.00	12-1-2040	534,459	551,432
FNMA	4.00	12-1-2040	1,147,656	1,184,163
FNMA	4.00	12-1-2040	3,621,096	3,745,938
FNMA	4.00	1-1-2041	12,928	13,338

12	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.00%	1-1-2041	$102,312	$105,580
FNMA	4.00	1-1-2041	5,577,451	5,754,120
FNMA	4.00	2-1-2041	455,910	470,374
FNMA	4.00	2-1-2041	255,221	263,313
FNMA	4.00	2-1-2041	6,056,063	6,250,051
FNMA	4.00	3-1-2041	149,791	154,536
FNMA	4.00	3-1-2041	2,908,989	3,002,892
FNMA	4.00	4-1-2041	378,139	390,134
FNMA	4.00	5-1-2041	6,245,748	6,443,579
FNMA	4.00	7-1-2041	24,695	25,472
FNMA	4.00	7-1-2041	165,265	170,524
FNMA	4.00	8-1-2041	29,543	30,485
FNMA	4.00	8-1-2041	451,063	465,357
FNMA	4.00	10-1-2041	1,913,935	1,974,992
FNMA	4.00	10-1-2041	1,894,980	1,955,255
FNMA	4.00	10-1-2041	323,468	333,715
FNMA	4.00	10-1-2041	160,248	165,325
FNMA	4.00	11-1-2041	464,230	479,003
FNMA	4.00	11-1-2041	1,531,121	1,579,757
FNMA	4.00	12-1-2041	488,726	504,298
FNMA	4.00	12-1-2041	299,814	309,405
FNMA	4.00	12-1-2041	343,510	354,459
FNMA	4.00	1-1-2042	21,177	21,849
FNMA	4.00	1-1-2042	118,200	121,955
FNMA	4.00	2-1-2042	167,538	174,119
FNMA	4.00	2-1-2042	22,279	22,996
FNMA	4.00	2-1-2042	160,345	165,460
FNMA	4.00	2-1-2042	5,956,037	6,145,593
FNMA	4.00	4-1-2042	2,077,504	2,143,771
FNMA	4.00	7-1-2042	84,256	86,898
FNMA	4.38	10-15-2015	1,000,000	1,080,933
FNMA	4.50	9-1-2013	25	25
FNMA	4.50	11-1-2014	2,899	3,063
FNMA	4.50	5-1-2015	13,276	14,025
FNMA	4.50	3-1-2018	45,280	47,909
FNMA	4.50	4-1-2018	198,315	209,727
FNMA	4.50	12-1-2018	25,274	26,738
FNMA	4.50	5-1-2019	22,562	23,856
FNMA	4.50	1-1-2020	45,726	48,399
FNMA	4.50	8-1-2020	28,718	30,418
FNMA	4.50	10-1-2020	74,530	78,939
FNMA	4.50	10-1-2020	36,179	38,270
FNMA	4.50	12-1-2020	110,148	116,743
FNMA	4.50	1-1-2021	62,570	66,328
FNMA	4.50	3-1-2022	73,402	77,625
FNMA	4.50	3-1-2022	619,209	655,017
FNMA	4.50	5-1-2022	18,084	19,628
FNMA	4.50	11-1-2022	117,224	124,174
FNMA	4.50	2-1-2023	545,165	577,364
FNMA	4.50	3-1-2023	9,575	10,143

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	13

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.50%	3-1-2023	$42,174	$44,585
FNMA	4.50	3-1-2023	252,954	268,118
FNMA	4.50	5-1-2023	160,097	169,306
FNMA	4.50	5-1-2023	68,799	72,881
FNMA	4.50	5-1-2023	34,999	37,078
FNMA	4.50	5-1-2023	26,325	27,841
FNMA	4.50	6-1-2023	315,409	333,474
FNMA	4.50	12-1-2023	146,101	154,742
FNMA	4.50	3-1-2024	30,267	32,023
FNMA	4.50	5-1-2024	31,606	33,977
FNMA	4.50	5-1-2024	455,817	482,577
FNMA	4.50	7-1-2024	1,695,486	1,794,082
FNMA	4.50	8-1-2024	12,317	13,038
FNMA	4.50	8-1-2024	204,978	216,895
FNMA	4.50	8-1-2024	132,577	140,266
FNMA	4.50	1-1-2025	1,908,701	2,019,330
FNMA	4.50	3-1-2025	2,104,153	2,226,048
FNMA	4.50	3-1-2025	132,677	140,504
FNMA	4.50	4-1-2025	57,448	61,761
FNMA	4.50	4-1-2025	236,832	250,583
FNMA	4.50	10-1-2025	332,824	357,360
FNMA	4.50	2-1-2026	294,982	316,397
FNMA	4.50	2-1-2026	55,395	59,447
FNMA	4.50	4-1-2026	952,275	1,007,526
FNMA	4.50	5-1-2026	78,863	83,432
FNMA	4.50	6-1-2026	36,073	38,181
FNMA	4.50	4-1-2028	62,734	66,368
FNMA	4.50	4-1-2028	30,067	32,108
FNMA	4.50	4-1-2028	79,039	84,812
FNMA	4.50	3-1-2029	75,240	80,220
FNMA	4.50	5-1-2029	6,874,036	7,281,432
FNMA	4.50	10-1-2029	455,033	482,193
FNMA	4.50	9-1-2033	412,727	437,297
FNMA	4.50	4-1-2035	91,393	96,411
FNMA	4.50	5-1-2035	27,802	29,391
FNMA	4.50	7-1-2035	5,401	5,693
FNMA	4.50	8-1-2035	16,721	17,627
FNMA	4.50	9-1-2035	45,853	48,405
FNMA	4.50	9-1-2035	3,268,508	3,450,089
FNMA	4.50	9-1-2035	554,197	584,222
FNMA	4.50	10-1-2035	141,881	149,588
FNMA	4.50	3-1-2038	838,444	883,860
FNMA	4.50	2-1-2039	39,424	41,559
FNMA	4.50	2-1-2039	86,916	91,624
FNMA	4.50	2-1-2039	450,154	474,615
FNMA	4.50	2-1-2039	22,755	23,997
FNMA	4.50	3-1-2039	1,829,643	1,929,264
FNMA	4.50	3-1-2039	2,262,839	2,385,412
FNMA	4.50	4-1-2039	657,154	692,750
FNMA	4.50	4-1-2039	13,263	13,982

14	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.50%	4-1-2039	$2,031,290	$2,142,088
FNMA	4.50	4-1-2039	1,940,342	2,046,289
FNMA	4.50	5-1-2039	843,827	896,141
FNMA	4.50	5-1-2039	2,263,033	2,402,539
FNMA	4.50	6-1-2039	1,334,305	1,406,581
FNMA	4.50	9-1-2039	2,007,951	2,131,689
FNMA	4.50	12-1-2039	229,603	242,134
FNMA	4.50	2-1-2040	3,251,486	3,429,710
FNMA	4.50	2-1-2040	4,267,373	4,531,670
FNMA	4.50	3-1-2040	3,264,834	3,477,005
FNMA	4.50	5-1-2040	1,340,305	1,420,110
FNMA	4.50	5-1-2040	2,923,959	3,103,526
FNMA	4.50	6-1-2040	1,150,541	1,214,798
FNMA	4.50	8-1-2040	336,087	354,636
FNMA	4.50	8-1-2040	3,298,748	3,478,681
FNMA	4.50	9-1-2040	41,742	44,028
FNMA	4.50	10-1-2040	3,167,349	3,346,130
FNMA	4.50	10-1-2040	526,000	555,300
FNMA	4.50	11-1-2040	2,317,062	2,445,323
FNMA	4.50	2-1-2041	9,638,230	10,183,211
FNMA	4.50	2-1-2041	7,396,865	7,817,470
FNMA	4.50	4-1-2041	2,236,616	2,391,340
FNMA	4.50	5-1-2041	14,360	15,225
FNMA	4.63	10-15-2014	1,000,000	1,048,954
FNMA	4.88	12-15-2016	950,000	1,066,157
FNMA	5.00	12-1-2014	190,811	202,160
FNMA	5.00	4-15-2015	3,000,000	3,222,669
FNMA	5.00	8-1-2015	281,505	298,249
FNMA	5.00	11-1-2015	304,204	322,375
FNMA	5.00	2-13-2017	500,000	564,345
FNMA	5.00	5-11-2017	1,200,000	1,358,756
FNMA	5.00	12-1-2017	576,688	613,204
FNMA	5.00	6-1-2018	360,726	382,797
FNMA	5.00	10-1-2018	229,090	243,345
FNMA	5.00	11-1-2018	81,682	86,782
FNMA	5.00	6-1-2019	172,051	184,201
FNMA	5.00	9-1-2019	513,088	545,766
FNMA	5.00	10-1-2019	229,964	246,209
FNMA	5.00	11-1-2019	212,491	225,900
FNMA	5.00	6-1-2020	99,350	106,157
FNMA	5.00	5-1-2023	761,289	816,190
FNMA	5.00	5-1-2023	102,713	109,541
FNMA	5.00	6-1-2023	116,840	125,338
FNMA	5.00	6-1-2023	311,556	334,027
FNMA	5.00	4-1-2024	184,326	197,642
FNMA	5.00	9-1-2024	169,871	184,792
FNMA	5.00	3-1-2025	2,005,303	2,149,161
FNMA	5.00	4-1-2034	284,389	311,636
FNMA	5.00	4-1-2034	718,660	773,234
FNMA	5.00	4-1-2035	2,680,077	2,882,452

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	15

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	5.00%	6-1-2035	$974,855	$1,047,698
FNMA	5.00	7-1-2035	70,584	75,742
FNMA	5.00	7-1-2035	40,799	43,803
FNMA	5.00	7-1-2035	101,433	108,997
FNMA	5.00	8-1-2035	117,320	126,431
FNMA	5.00	10-1-2035	3,499,090	3,769,951
FNMA	5.00	11-1-2035	934,439	1,002,724
FNMA	5.00	12-1-2035	11,030	11,847
FNMA	5.00	2-1-2036	4,297,290	4,620,234
FNMA	5.00	7-1-2036	95,794	102,794
FNMA	5.00	11-1-2036	368,887	395,844
FNMA	5.00	11-1-2036	308,454	330,994
FNMA	5.00	5-1-2037	291,977	313,313
FNMA	5.00	5-1-2037	73,944	79,348
FNMA	5.00	5-1-2037	79,213	85,001
FNMA	5.00	6-1-2037	84,053	90,195
FNMA	5.00	8-1-2037	690,284	740,727
FNMA	5.00	2-1-2038	2,206,458	2,371,094
FNMA	5.00	3-1-2038	1,557,699	1,671,529
FNMA	5.00	4-1-2038	83,989	90,126
FNMA	5.00	5-1-2038	484,077	519,451
FNMA	5.00	5-1-2038	274,972	295,066
FNMA	5.00	5-1-2038	178,909	192,007
FNMA	5.00	7-1-2038	11,907	12,777
FNMA	5.00	7-1-2038	12,133	13,020
FNMA	5.00	11-1-2038	307,979	330,485
FNMA	5.00	11-1-2038	164,506	176,527
FNMA	5.00	11-1-2038	12,339	13,241
FNMA	5.00	4-1-2039	426,336	457,997
FNMA	5.00	4-1-2039	578,807	621,104
FNMA	5.00	6-1-2039	1,016,697	1,090,993
FNMA	5.00	7-1-2039	766,195	822,185
FNMA	5.00	8-1-2039	6,107,780	6,566,457
FNMA	5.00	10-1-2039	1,176,997	1,264,165
FNMA	5.00	7-1-2040	8,611,877	9,396,836
FNMA	5.00	4-1-2041	3,546,438	3,836,170
FNMA	5.00	8-1-2041	502,031	543,201
FNMA	5.38	7-15-2016	1,000,000	1,127,722
FNMA	5.38	6-12-2017	1,500,000	1,720,575
FNMA	5.45	10-18-2021	200,000	224,797
FNMA ±	5.49	1-1-2037	33,086	35,507
FNMA	5.50	4-1-2014	11,162	11,759
FNMA	5.50	7-1-2014	85,012	89,560
FNMA	5.50	12-1-2014	3,948	4,159
FNMA	5.50	2-1-2015	24,143	25,434
FNMA	5.50	2-1-2016	12,129	12,791
FNMA	5.50	6-1-2016	258,062	272,213
FNMA	5.50	8-1-2016	38,571	40,698
FNMA	5.50	11-1-2016	275,685	290,875
FNMA	5.50	11-1-2016	12,115	12,783

16	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	5.50%	1-1-2017	$158,923	$167,737
FNMA	5.50	2-1-2017	108,513	114,501
FNMA	5.50	2-1-2017	5,946	6,276
FNMA	5.50	4-1-2017	135,582	143,057
FNMA	5.50	6-1-2017	261,528	276,078
FNMA	5.50	7-1-2017	242,796	256,091
FNMA	5.50	8-1-2017	61,997	65,455
FNMA	5.50	10-1-2017	238,823	252,163
FNMA	5.50	3-1-2018	87,349	92,263
FNMA	5.50	4-1-2018	91,955	97,126
FNMA	5.50	12-1-2018	1,048,139	1,110,095
FNMA	5.50	5-1-2021	243,765	260,649
FNMA	5.50	12-1-2021	54,994	58,055
FNMA	5.50	5-1-2023	279,458	302,615
FNMA	5.50	8-1-2023	5,658	6,126
FNMA	5.50	9-1-2023	81,181	86,180
FNMA	5.50	10-1-2023	7,308	7,718
FNMA	5.50	10-1-2023	223,221	241,665
FNMA	5.50	11-1-2023	59,668	64,608
FNMA	5.50	11-1-2023	13,479	14,594
FNMA	5.50	2-1-2024	27,143	29,151
FNMA	5.50	6-1-2024	274,765	297,306
FNMA	5.50	7-1-2024	470,269	496,166
FNMA	5.50	5-1-2025	375,142	397,224
FNMA	5.50	8-1-2025	145,035	158,767
FNMA	5.50	7-1-2033	212,394	231,068
FNMA	5.50	9-1-2033	606,878	661,808
FNMA	5.50	11-1-2033	256,742	280,512
FNMA	5.50	7-1-2034	321,286	351,274
FNMA	5.50	9-1-2034	112,240	122,680
FNMA	5.50	10-1-2034	101,103	110,490
FNMA	5.50	12-1-2034	502,910	549,030
FNMA	5.50	1-1-2035	409,521	444,228
FNMA	5.50	1-1-2035	3,045,567	3,329,008
FNMA	5.50	8-1-2035	71,348	77,912
FNMA	5.50	8-1-2035	352,127	383,627
FNMA	5.50	8-1-2035	851,938	929,012
FNMA	5.50	9-1-2035	464,059	504,363
FNMA	5.50	12-1-2035	1,039,435	1,127,845
FNMA	5.50	1-1-2036	2,242,702	2,440,557
FNMA	5.50	2-1-2036	575,322	623,741
FNMA	5.50	4-1-2036	1,924,369	2,086,576
FNMA	5.50	4-1-2036	648,259	706,690
FNMA	5.50	4-1-2036	3,562,408	3,872,135
FNMA	5.50	9-1-2036	64,213	69,618
FNMA	5.50	2-1-2037	315,981	348,332
FNMA	5.50	3-1-2037	120,001	130,101
FNMA	5.50	5-1-2037	283,371	307,220
FNMA	5.50	6-1-2037	380,441	413,099
FNMA	5.50	2-1-2038	129,833	140,760

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	17

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	5.50%	2-1-2038	$124,505	$134,983
FNMA	5.50	2-1-2038	1,092,619	1,184,575
FNMA	5.50	4-1-2038	1,733,384	1,879,268
FNMA	5.50	5-1-2038	1,812,843	1,965,413
FNMA	5.50	6-1-2038	2,025,985	2,196,494
FNMA	5.50	7-1-2038	1,944,814	2,108,491
FNMA	5.50	9-1-2038	444,402	481,804
FNMA	5.50	11-1-2038	914,677	991,658
FNMA	5.50	1-1-2039	727,543	788,773
FNMA	5.50	2-1-2039	3,298,740	3,591,186
FNMA	5.50	5-1-2039	692,648	750,942
FNMA	5.50	6-1-2039	1,497,915	1,623,981
FNMA %%	5.50	9-1-2041	3,750,000	4,072,266
FNMA ±	5.55	12-1-2036	18,716	20,035
FNMA	5.63	7-15-2037	150,000	183,076
FNMA	6.00	1-1-2014	15,464	15,550
FNMA	6.00	1-1-2014	3,658	3,970
FNMA	6.00	4-1-2014	8,998	9,316
FNMA	6.00	7-1-2016	12,085	12,671
FNMA	6.00	9-1-2016	6,453	6,785
FNMA	6.00	11-1-2017	10,913	11,044
FNMA	6.00	11-1-2017	279,368	298,971
FNMA	6.00	1-1-2018	77,405	82,997
FNMA	6.00	1-1-2018	139,086	148,759
FNMA	6.00	5-1-2021	221,984	241,926
FNMA	6.00	5-1-2021	199,117	219,867
FNMA	6.00	9-1-2021	98,011	108,583
FNMA	6.00	8-1-2022	85,298	93,805
FNMA	6.00	10-1-2022	206,809	227,596
FNMA	6.00	2-1-2023	32,245	34,275
FNMA	6.00	7-1-2023	286,853	320,489
FNMA	6.00	10-1-2023	109,629	122,788
FNMA	6.00	11-1-2023	71,333	78,195
FNMA	6.00	12-1-2023	121,605	127,991
FNMA	6.00	9-1-2024	11,509	12,556
FNMA	6.00	11-1-2033	50,306	55,671
FNMA	6.00	8-1-2034	190,696	211,127
FNMA	6.00	9-1-2034	174,641	193,381
FNMA	6.00	10-1-2034	189,587	210,066
FNMA	6.00	11-1-2034	226,283	247,504
FNMA	6.00	3-1-2035	97,659	108,169
FNMA	6.00	1-1-2036	713,023	779,201
FNMA	6.00	3-1-2036	45,016	49,274
FNMA	6.00	4-18-2036	500,000	553,222
FNMA	6.00	9-1-2036	7,849	8,602
FNMA	6.00	9-1-2036	183,648	200,577
FNMA	6.00	9-1-2036	156,590	171,025
FNMA	6.00	11-1-2036	1,776,197	1,941,962
FNMA	6.00	1-1-2037	973,244	1,064,547
FNMA	6.00	2-1-2037	4,073	4,450

18	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	6.00%	2-1-2037	$2,750,790	$3,013,807
FNMA	6.00	3-1-2037	490,934	536,190
FNMA	6.00	4-1-2037	15,681	17,127
FNMA	6.00	5-1-2037	971,671	1,062,063
FNMA	6.00	5-1-2037	12,496	13,648
FNMA	6.00	6-1-2037	17,763	19,414
FNMA	6.00	7-1-2037	1,620,136	1,769,488
FNMA	6.00	8-1-2037	9,460	10,332
FNMA	6.00	8-1-2037	1,320,939	1,442,709
FNMA	6.00	8-1-2037	274,782	304,302
FNMA	6.00	8-1-2037	80,736	88,179
FNMA	6.00	9-1-2037	8,407	9,182
FNMA	6.00	9-1-2037	66,322	72,436
FNMA	6.00	9-1-2037	670,232	732,017
FNMA	6.00	9-1-2037	44,824	48,956
FNMA	6.00	9-1-2037	85,700	93,600
FNMA	6.00	9-1-2037	139,173	152,610
FNMA	6.00	9-1-2037	110,554	120,745
FNMA	6.00	9-1-2037	85,008	92,844
FNMA	6.00	9-1-2037	88,222	96,354
FNMA	6.00	10-1-2037	644,132	705,714
FNMA	6.00	10-1-2037	954,254	1,042,221
FNMA	6.00	10-1-2037	71,450	78,036
FNMA	6.00	10-1-2037	184,481	201,488
FNMA	6.00	10-1-2037	6,851	7,482
FNMA	6.00	10-1-2037	2,961	3,234
FNMA	6.00	10-1-2037	2,270,514	2,479,821
FNMA	6.00	11-1-2037	10,774	11,767
FNMA	6.00	11-1-2037	13,741	15,029
FNMA	6.00	11-1-2037	53,855	58,820
FNMA	6.00	11-1-2037	31,755	34,682
FNMA	6.00	11-1-2037	65,397	71,440
FNMA	6.00	12-1-2037	43,849	47,891
FNMA	6.00	1-1-2038	61,798	67,495
FNMA	6.00	1-1-2038	44,026	48,084
FNMA	6.00	1-1-2038	596,688	652,554
FNMA	6.00	2-1-2038	1,075	1,174
FNMA	6.00	2-1-2038	156,036	170,434
FNMA	6.00	2-1-2038	31,200	34,076
FNMA	6.00	2-1-2038	171,742	188,125
FNMA	6.00	5-1-2038	9,560	10,441
FNMA	6.00	6-1-2038	45,971	50,209
FNMA	6.00	7-1-2038	12,765	13,961
FNMA	6.00	7-1-2038	444,552	485,532
FNMA	6.00	7-1-2038	141,796	154,868
FNMA	6.00	7-1-2038	259,440	283,357
FNMA	6.00	7-1-2038	13,905	15,188
FNMA	6.00	8-1-2038	1,932	2,111
FNMA	6.00	8-1-2038	89,124	97,339
FNMA	6.00	8-1-2038	37,709	41,185

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	19

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	6.00%	8-1-2038	$11,022	$12,039
FNMA	6.00	8-1-2038	83,014	90,824
FNMA	6.00	8-1-2038	63,176	69,000
FNMA	6.00	9-1-2038	18,589	20,420
FNMA	6.00	9-1-2038	4,766	5,206
FNMA	6.00	9-1-2038	18,796	20,529
FNMA	6.00	9-1-2038	36,936	40,349
FNMA	6.00	9-1-2038	78,783	86,046
FNMA	6.00	9-1-2038	79,572	86,907
FNMA	6.00	9-1-2038	75,169	82,098
FNMA	6.00	9-1-2038	4,587	5,010
FNMA	6.00	9-1-2038	129,751	141,712
FNMA	6.00	9-1-2038	53,935	59,681
FNMA	6.00	9-1-2038	59,158	64,612
FNMA	6.00	9-1-2038	37,531	40,990
FNMA	6.00	9-1-2038	100,458	109,718
FNMA	6.00	10-1-2038	111,936	122,476
FNMA	6.00	10-1-2038	69,727	76,155
FNMA	6.00	10-1-2038	26,508	28,951
FNMA	6.00	10-1-2038	45,160	49,413
FNMA	6.00	11-1-2038	10,798	11,809
FNMA	6.00	11-1-2038	64,719	70,686
FNMA	6.00	11-1-2038	746,675	815,507
FNMA	6.00	11-1-2038	45,388	49,595
FNMA	6.00	11-1-2038	47,787	52,192
FNMA	6.00	11-1-2038	32,953	36,004
FNMA	6.00	12-1-2038	100,940	110,245
FNMA	6.00	12-1-2038	85,110	92,956
FNMA	6.00	12-1-2038	126,226	139,829
FNMA	6.00	1-1-2039	45,277	49,450
FNMA	6.00	1-1-2039	93,500	102,172
FNMA	6.00	2-1-2039	106,545	116,367
FNMA	6.00	3-1-2039	15,116	16,569
FNMA	6.00	4-1-2039	125,325	136,878
FNMA	6.00	9-1-2039	3,820	4,172
FNMA	6.00	9-1-2039	262,863	287,095
FNMA	6.00	10-1-2039	4,160,709	4,544,263
FNMA	6.00	4-1-2040	5,123,462	5,595,766
FNMA	6.00	6-1-2040	31,854	34,790
FNMA	6.21	8-6-2038	200,000	257,361
FNMA	6.25	5-15-2029	500,000	639,121
FNMA	6.50	8-1-2015	2,956	2,991
FNMA	6.50	6-1-2036	46,493	50,273
FNMA	6.50	7-1-2036	320,139	353,719
FNMA	6.50	9-1-2036	146,173	161,505
FNMA	6.50	9-1-2036	13,396	14,468
FNMA	6.50	12-1-2036	455,625	509,840
FNMA	6.50	4-1-2037	45,221	50,346
FNMA	6.50	5-1-2037	2,493	2,679
FNMA	6.50	5-1-2037	89,350	95,884

20	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	6.50%	6-1-2037	$180,410	$202,400
FNMA	6.50	6-1-2037	332,325	367,239
FNMA	6.50	8-1-2037	68,727	75,771
FNMA	6.50	9-1-2037	881,187	972,023
FNMA	6.50	9-1-2037	5,002	5,523
FNMA	6.50	10-1-2037	95,856	106,341
FNMA	6.50	10-1-2037	61,786	66,217
FNMA	6.50	10-1-2037	1,790,963	1,978,212
FNMA	6.50	11-1-2037	127,840	140,706
FNMA	6.50	11-1-2037	480,806	530,327
FNMA	6.50	11-1-2037	12,601	13,622
FNMA	6.50	1-1-2038	73,812	82,358
FNMA	6.50	3-1-2038	16,306	17,983
FNMA	6.50	7-1-2038	13,088	13,998
FNMA	6.50	9-1-2038	56,526	61,167
FNMA	6.50	9-1-2038	117,080	126,105
FNMA	6.50	9-1-2038	25,331	27,966
FNMA	6.50	9-1-2038	6,560	7,071
FNMA	6.50	10-1-2038	99,618	109,872
FNMA	6.50	1-1-2039	999,792	1,103,425
FNMA	6.50	2-1-2039	139,865	160,675
FNMA	6.50	10-1-2039	751,003	827,463
FNMA	6.63	11-15-2030	1,300,000	1,727,479
FNMA	7.00	8-1-2037	53,889	60,138
FNMA	7.00	10-1-2038	4,384	4,996
FNMA	7.13	1-15-2030	500,000	693,080
FNMA	7.25	5-15-2030	1,300,000	1,819,175
GNMA	3.00	9-15-2042	4,434,452	4,292,528
GNMA	3.00	9-15-2042	356,526	345,116
GNMA	3.00	9-20-2042	9,455,315	9,161,305
GNMA	3.00	11-15-2042	9,597,351	9,290,189
GNMA	3.00	11-20-2042	4,778,011	4,629,537
GNMA	3.00	1-20-2043	9,710,232	9,407,037
GNMA	3.00	2-20-2043	9,823,261	9,522,987
GNMA	3.00	3-20-2043	7,363,309	7,132,002
GNMA	3.00	3-20-2043	2,962,000	2,871,313
GNMA	3.00	4-20-2043	1,973,830	1,911,703
GNMA	3.00	8-20-2043	5,000,000	4,842,622
GNMA	3.50	12-15-2040	604,139	611,364
GNMA	3.50	1-15-2041	579,091	584,586
GNMA	3.50	10-15-2041	3,719,994	3,755,289
GNMA	3.50	2-15-2042	7,881,609	7,956,391
GNMA	3.50	3-20-2042	2,457,269	2,481,603
GNMA	3.50	4-20-2042	1,664,965	1,681,453
GNMA	3.50	5-15-2042	4,098,983	4,137,874
GNMA	3.50	5-15-2042	2,057,345	2,076,866
GNMA	3.50	6-15-2042	12,155,381	12,270,714
GNMA	3.50	6-20-2042	2,624,038	2,650,023
GNMA	3.50	7-15-2042	3,902,657	3,939,686
GNMA	3.50	10-20-2042	4,584,861	4,630,264

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	21

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	3.50%	3-20-2043	$4,925,284	$4,974,059
GNMA	3.50	4-15-2043	9,178,482	9,265,569
GNMA	3.50	4-20-2043	20,643,208	20,847,636
GNMA	4.00	6-15-2039	411,485	429,326
GNMA	4.00	7-15-2039	142,765	148,955
GNMA	4.00	7-15-2039	559,520	583,779
GNMA	4.00	8-15-2040	5,627,724	5,892,711
GNMA	4.00	9-15-2040	8,057,875	8,431,624
GNMA	4.00	10-15-2040	2,344,831	2,467,447
GNMA	4.00	12-15-2040	3,946,461	4,173,653
GNMA	4.00	1-15-2041	1,607,205	1,699,402
GNMA	4.00	1-15-2041	3,936,799	4,161,887
GNMA	4.00	7-15-2041	1,417,071	1,474,300
GNMA	4.00	10-20-2041	2,324,768	2,429,391
GNMA	4.00	11-20-2041	6,395,043	6,666,783
GNMA	4.00	2-20-2042	1,578,528	1,645,550
GNMA	4.00	4-20-2042	6,872,205	7,163,298
GNMA	4.00	3-20-2043	1,909,178	1,990,377
GNMA	4.50	3-15-2037	66,819	71,062
GNMA	4.50	3-15-2038	74,255	78,939
GNMA	4.50	3-15-2039	667,658	709,795
GNMA	4.50	3-15-2039	14,564,283	15,525,855
GNMA	4.50	4-15-2039	884,624	943,029
GNMA	4.50	5-15-2039	1,350,132	1,450,220
GNMA	4.50	6-15-2039	984,023	1,048,991
GNMA	4.50	6-15-2039	482,704	514,573
GNMA	4.50	7-15-2039	975,528	1,039,935
GNMA	4.50	7-15-2039	1,843,384	1,965,089
GNMA	4.50	9-15-2039	880,265	938,383
GNMA	4.50	9-15-2039	2,817,947	2,995,748
GNMA	4.50	10-15-2039	1,395,787	1,487,941
GNMA	4.50	12-15-2039	1,300,637	1,397,451
GNMA	4.50	1-15-2040	1,807,224	1,928,323
GNMA	4.50	4-15-2040	210,044	224,777
GNMA	4.50	5-15-2040	3,602,819	3,868,301
GNMA	4.50	5-15-2040	56,131	59,843
GNMA	4.50	5-15-2040	2,680,365	2,903,245
GNMA	4.50	6-15-2040	197,065	209,408
GNMA	4.50	6-15-2040	985,957	1,055,114
GNMA	4.50	6-15-2040	1,646,007	1,766,722
GNMA	4.50	7-15-2040	4,473,024	4,786,774
GNMA	4.50	9-15-2040	153,193	163,938
GNMA	4.50	9-15-2040	605,929	648,430
GNMA	4.50	9-15-2040	651,570	697,272
GNMA	4.50	10-15-2040	94,852	101,505
GNMA	4.50	10-15-2040	92,137	97,908
GNMA	4.50	11-15-2040	55,704	59,611
GNMA	4.50	11-15-2040	3,000,024	3,210,454
GNMA	4.50	12-15-2040	105,678	112,197
GNMA	4.50	2-15-2041	1,837,903	1,974,661

22	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	4.50%	3-15-2041	$101,779	$108,122
GNMA	4.50	3-15-2041	187,067	198,971
GNMA	4.50	4-15-2041	253,667	269,809
GNMA	4.50	4-15-2041	2,146,745	2,283,351
GNMA	4.50	4-15-2041	327,171	347,282
GNMA	4.50	5-15-2041	56,068	59,636
GNMA	4.50	6-15-2041	2,682,314	2,853,000
GNMA	4.50	6-15-2041	176,321	187,541
GNMA	4.50	6-15-2041	280,443	298,289
GNMA	4.50	7-15-2041	218,192	232,077
GNMA	4.50	7-15-2041	3,320,188	3,531,465
GNMA	4.50	10-15-2041	341,902	363,658
GNMA	4.50	10-15-2041	134,642	143,209
GNMA	4.50	10-15-2041	177,361	188,647
GNMA	4.50	11-20-2041	1,879,660	2,001,018
GNMA	5.00	3-15-2035	564,284	611,168
GNMA	5.00	5-15-2038	2,930,220	3,156,020
GNMA	5.00	8-15-2038	15,523	16,729
GNMA	5.00	12-15-2038	954,005	1,028,661
GNMA	5.00	3-15-2039	1,327,277	1,435,542
GNMA	5.00	3-15-2039	167,017	180,640
GNMA	5.00	3-15-2039	2,132,477	2,306,421
GNMA	5.00	5-15-2039	483,933	523,407
GNMA	5.00	6-15-2039	2,734,584	2,957,642
GNMA	5.00	7-15-2039	66,109	71,318
GNMA	5.00	9-15-2039	6,779,100	7,401,925
GNMA	5.00	11-15-2039	1,703,138	1,859,777
GNMA	5.00	1-15-2040	2,847,803	3,110,355
GNMA	5.00	2-15-2040	1,700,412	1,856,986
GNMA	5.00	3-15-2040	5,170,886	5,630,255
GNMA	5.00	5-15-2040	2,326,952	2,513,299
GNMA	5.00	7-15-2040	6,278	6,836
GNMA	5.00	7-15-2040	1,903,229	2,058,730
GNMA	5.00	12-15-2040	1,607,166	1,735,871
GNMA	5.00	9-15-2041	239,731	258,982
GNMA	5.00	10-15-2041	973,548	1,051,727
GNMA	5.00	5-20-2042	3,267,669	3,597,851
GNMA	5.50	9-15-2034	317,546	347,702
GNMA	5.50	11-15-2035	433,710	474,064
GNMA	5.50	12-15-2035	428,114	467,948
GNMA	5.50	2-15-2036	197,764	215,150
GNMA	5.50	3-15-2036	306,105	340,762
GNMA	5.50	5-15-2036	6,383	6,944
GNMA	5.50	5-15-2036	73,019	80,929
GNMA	5.50	2-15-2037	155,023	168,654
GNMA	5.50	6-15-2037	7,192	7,825
GNMA	5.50	8-15-2037	125,050	136,046
GNMA	5.50	2-15-2038	432,172	470,402
GNMA	5.50	2-15-2038	746,946	813,861
GNMA	5.50	3-15-2038	132,833	144,476

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	23

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	5.50%	3-15-2038	$22,704	$24,710
GNMA	5.50	4-15-2038	228,105	248,098
GNMA	5.50	5-15-2038	361,461	393,143
GNMA	5.50	5-15-2038	785,671	854,534
GNMA	5.50	6-15-2038	45,699	49,705
GNMA	5.50	6-15-2038	84,472	91,932
GNMA	5.50	6-15-2038	370,200	402,648
GNMA	5.50	7-15-2038	606,090	659,213
GNMA	5.50	8-15-2038	59,828	65,072
GNMA	5.50	8-15-2038	529,885	576,328
GNMA	5.50	8-15-2038	2,416,555	2,635,062
GNMA	5.50	9-15-2038	123,212	134,093
GNMA	5.50	9-15-2038	136,552	148,613
GNMA	5.50	9-15-2038	1,874,570	2,040,184
GNMA	5.50	10-15-2038	821,671	894,449
GNMA	5.50	10-15-2038	132,997	144,653
GNMA	5.50	11-15-2038	64,926	70,658
GNMA	5.50	11-15-2038	138,763	150,925
GNMA	5.50	11-15-2038	531,145	577,189
GNMA	5.50	11-15-2038	470,684	511,938
GNMA	5.50	12-15-2038	553,564	602,083
GNMA	5.50	12-15-2038	88,819	96,667
GNMA	5.50	12-15-2038	518,643	564,101
GNMA	5.50	1-15-2039	183,367	199,425
GNMA	5.50	1-15-2039	120,894	131,481
GNMA	5.50	7-15-2039	46,262	50,313
GNMA	5.50	7-15-2039	284,645	309,754
GNMA	5.50	8-15-2039	110,716	120,412
GNMA	5.50	10-15-2039	1,905,252	2,073,278
GNMA	5.50	2-15-2040	113,958	123,892
GNMA	5.50	2-15-2040	54,725	59,517
GNMA	5.50	3-15-2040	113,124	123,055
GNMA	5.50	3-15-2040	891,716	970,056
GNMA	5.50	3-15-2040	92,059	100,084
GNMA	5.50	3-15-2040	279,197	303,537
GNMA	5.50	7-15-2040	47,166	51,278
GNMA	5.50	12-15-2040	142,706	155,245
GNMA	5.50	2-15-2041	146,744	159,499
GNMA	5.50	4-15-2041	597,262	650,035
GNMA	6.00	12-15-2031	22,592	25,199
GNMA	6.00	6-15-2036	471,681	527,154
GNMA	6.00	8-15-2036	14,430	15,881
GNMA	6.00	1-15-2037	1,057,124	1,163,114
GNMA	6.00	5-15-2037	12,165	13,414
GNMA	6.00	5-15-2037	64,392	70,848
GNMA	6.00	5-15-2037	272,671	300,010
GNMA	6.00	6-15-2037	111,549	122,733
GNMA	6.00	6-15-2037	32,959	36,281
GNMA	6.00	7-15-2037	71,297	78,445
GNMA	6.00	8-15-2037	12,549	13,807

24	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	6.00%	8-15-2037	$124,590	$137,071
GNMA	6.00	8-15-2037	450,916	496,309
GNMA	6.00	1-15-2038	4,682	5,153
GNMA	6.00	1-15-2038	491,115	540,512
GNMA	6.00	2-15-2038	10,735	11,815
GNMA	6.00	7-15-2038	758,084	834,377
GNMA	6.00	8-15-2038	897,076	987,304
GNMA	6.00	8-15-2038	388,347	427,407
GNMA	6.00	8-15-2038	340,700	375,002
GNMA	6.00	9-15-2038	827,356	909,809
GNMA	6.00	9-15-2038	11,141	12,262
GNMA	6.00	9-15-2038	5,200	5,723
GNMA	6.00	9-15-2038	6,786	7,469
GNMA	6.00	9-15-2038	344,214	378,823
GNMA	6.00	10-15-2038	468,469	515,588
GNMA	6.00	10-15-2038	73,712	81,126
GNMA	6.00	10-15-2038	84,147	92,610
GNMA	6.00	10-15-2038	199,152	219,182
GNMA	6.00	10-15-2038	72,523	79,817
GNMA	6.00	10-15-2038	441,765	486,563
GNMA	6.00	10-15-2038	33,289	36,638
GNMA	6.00	11-15-2038	120,542	132,666
GNMA	6.00	11-15-2038	349,057	384,166
GNMA	6.00	12-15-2038	10,907	12,021
GNMA	6.00	12-15-2038	627,532	690,650
GNMA	6.00	1-15-2039	6,045	6,653
GNMA	6.00	1-15-2039	233,674	257,179
GNMA	6.00	2-15-2039	5,661	6,231
GNMA	6.00	2-15-2039	465,182	517,733
GNMA	6.00	6-15-2039	14,928	16,415
GNMA	6.00	8-15-2039	8,690	9,564
GNMA	6.00	8-15-2039	42,794	47,676
GNMA	6.00	10-15-2039	62,589	68,837
GNMA	6.00	11-15-2039	6,054	6,664
GNMA	6.00	12-15-2039	585,953	644,893
GNMA	6.00	3-15-2040	2,174	2,391
GNMA	6.00	3-15-2040	7,143	7,862
GNMA	6.00	12-15-2040	444,785	488,919
GNMA	6.00	6-15-2041	1,660,158	1,819,979
GNMA	6.00	6-15-2041	219,029	240,135
GNMA	6.00	6-15-2041	1,124,940	1,233,261
GNMA	6.50	11-15-2023	735	807
GNMA	6.50	12-15-2023	863	946
GNMA	6.50	10-15-2031	176,880	198,087
GNMA	6.50	3-15-2034	213,111	231,639
GNMA	6.50	9-15-2036	143,674	163,739
GNMA	6.50	9-15-2036	69,902	76,836
GNMA	6.50	10-15-2036	108,920	117,873
GNMA	6.50	12-15-2036	26,092	27,745
GNMA	6.50	2-15-2037	28,989	31,316

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	25

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	6.50%	12-15-2037	$73,095	$82,682
GNMA	6.50	1-15-2038	319,330	358,425
GNMA	6.50	4-15-2038	50,055	56,183
GNMA	6.50	5-15-2038	63,928	71,246
GNMA	6.50	5-15-2038	14,679	16,476
GNMA	6.50	7-15-2038	7,269	7,406
GNMA	6.50	8-15-2038	25,580	28,712
GNMA	6.50	8-15-2038	79,533	89,270
GNMA	6.50	8-15-2038	161,141	180,869
GNMA	6.50	9-15-2038	166,958	183,636
GNMA	6.50	9-15-2038	287,007	321,846
GNMA	6.50	10-15-2038	120,925	135,730
GNMA	6.50	10-15-2038	1,805,090	2,026,086
GNMA	6.50	10-15-2038	189,739	214,284
GNMA	6.50	11-15-2038	68,352	76,720
GNMA	6.50	11-15-2038	3,748	4,181
GNMA	6.50	12-15-2038	259,511	291,283
GNMA	6.50	2-15-2039	2,647	2,971
GNMA	6.50	5-15-2040	282,061	318,146
GNMA	6.50	7-15-2040	216,930	244,244
GNMA	6.50	7-15-2040	975,960	1,110,891
GNMA	7.00	3-15-2037	17,725	19,443
TVA	3.50	12-15-2042	150,000	119,337
TVA	3.88	2-15-2021	1,320,000	1,397,044
TVA	4.50	4-1-2018	200,000	222,596
TVA	5.25	9-15-2039	400,000	433,583
TVA	5.50	7-18-2017	650,000	749,352
TVA	6.15	1-15-2038	400,000	486,355
TVA Series A	4.65	6-15-2035	200,000	203,340
TVA Series A	4.88	1-15-2048	200,000	201,218
TVA Series C	5.88	4-1-2036	300,000	354,119

Total Agency Securities (Cost $1,490,967,949)				1,486,170,954

Corporate Bonds and Notes: 20.97%

Consumer Discretionary: 1.87%

Auto Components: 0.03%
BorgWarner Incorporated	4.63	9-15-2020	100,000	104,678
Johnson Controls Incorporated	3.75	12-1-2021	500,000	495,487
Johnson Controls Incorporated	4.25	3-1-2021	120,000	123,109
Johnson Controls Incorporated	5.00	3-30-2020	100,000	108,255
Johnson Controls Incorporated	5.50	1-15-2016	250,000	273,258
Johnson Controls Incorporated	5.70	3-1-2041	240,000	248,911
Turlock Corporation 144A	1.50	11-2-2017	500,000	487,962

				1,841,660

Automobiles: 0.04%
Ford Motor Company	4.75	1-15-2043	1,000,000	879,686

26	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Automobiles (continued)
Ford Motor Company	6.63%	10-1-2028	$200,000	$221,138
Ford Motor Company	7.45	7-16-2031	1,000,000	1,200,969

				2,301,793

Diversified Consumer Services: 0.05%
Cornell University	5.45	2-1-2019	100,000	115,343
Dartmouth College	4.75	6-1-2019	75,000	83,959
President & Fellows of Harvard College	4.88	10-15-2040	300,000	315,552
Princeton University	5.70	3-1-2039	500,000	581,459
Stanford University	4.75	5-1-2019	500,000	562,975
University of Pennsylvania	4.67	9-1-2112	500,000	443,973
Vanderbilt University	5.25	4-1-2019	250,000	283,497
Yale University	2.90	10-15-2014	163,000	167,314

				2,554,072

Hotels, Restaurants & Leisure: 0.16%
Brinker International Incorporated	3.88	5-15-2023	150,000	139,796
Carnival Corporation	1.88	12-15-2017	200,000	194,103
Darden Restaurants Incorporated	3.35	11-1-2022	500,000	455,164
Darden Restaurants Incorporated	6.20	10-15-2017	105,000	116,794
Darden Restaurants Incorporated	6.80	10-15-2037	20,000	21,157
Hyatt Hotels Corporation	3.38	7-15-2023	160,000	147,476
Hyatt Hotels Corporation	3.88	8-15-2016	100,000	106,005
International Game Technology	5.50	6-15-2020	250,000	255,241
Marriott International Incorporated	3.00	3-1-2019	200,000	200,413
Marriott International Incorporated	5.81	11-10-2015	425,000	465,703
McDonald’s Corporation	2.63	1-15-2022	1,000,000	949,007
McDonald’s Corporation	3.50	7-15-2020	200,000	207,306
McDonald’s Corporation	3.63	5-20-2021	100,000	103,029
McDonald’s Corporation	3.70	2-15-2042	500,000	433,415
McDonald’s Corporation	5.35	3-1-2018	400,000	455,272
McDonald’s Corporation	5.80	10-15-2017	100,000	115,318
McDonald’s Corporation	6.30	10-15-2037	300,000	372,395
McDonald’s Corporation	6.30	3-1-2038	600,000	745,035
Starbucks Corporation	6.25	8-15-2017	500,000	574,923
Starwood Hotels & Resort Company	3.13	2-15-2023	226,000	204,439
Wyndham Worldwide Corporation	2.95	3-1-2017	1,000,000	1,012,404
Wyndham Worldwide Corporation	4.25	3-1-2022	500,000	487,525
Yum! Brands Incorporated	5.30	9-15-2019	250,000	278,462
Yum! Brands Incorporated	6.25	3-15-2018	600,000	691,098
Yum! Brands Incorporated	6.88	11-15-2037	50,000	58,548

				8,790,028

Household Durables: 0.03%
Leggett & Platt Incorporated	3.40	8-15-2022	100,000	94,956
MDC Holdings Incorporated	5.38	7-1-2015	65,000	67,915
Mohawk Industries Incorporated	3.85	2-1-2023	100,000	94,115
Mohawk Industries Incorporated	6.38	1-15-2016	500,000	546,845
Newell Rubbermaid Incorporated	4.00	6-15-2022	100,000	98,551

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	27

Security name	Interest rate	Maturity date	Principal	Value

Household Durables (continued)
Newell Rubbermaid Incorporated	4.70%	8-15-2020	$200,000	$211,162
Newell Rubbermaid Incorporated	6.25	4-15-2018	165,000	188,250
Tupperware Brands Corporation	4.75	6-1-2021	250,000	251,115
Whirlpool Corporation	4.70	6-1-2022	200,000	206,819
Whirlpool Corporation	4.85	6-15-2021	100,000	105,093

				1,864,821

Internet & Catalog Retail: 0.05%
Amazon.com Incorporated	0.65	11-27-2015	500,000	497,821
Amazon.com Incorporated	1.20	11-29-2017	350,000	338,442
Amazon.com Incorporated	2.50	11-29-2022	500,000	450,550
Expedia Incorporated	5.95	8-15-2020	600,000	623,152
QVC Incorporated	4.38	3-15-2023	300,000	279,905
QVC Incorporated	5.13	7-2-2022	200,000	198,538
QVC Incorporated	5.95	3-15-2043	125,000	110,992

				2,499,400

Leisure Equipment & Products: 0.02%
Hasbro Incorporated	6.35	3-15-2040	155,000	168,959
Mattel Incorporated	1.70	3-15-2018	125,000	121,542
Mattel Incorporated	2.50	11-1-2016	280,000	287,500
Mattel Incorporated	3.15	3-15-2023	100,000	93,862
Mattel Incorporated	4.35	10-1-2020	100,000	104,781
Mattel Incorporated	6.20	10-1-2040	100,000	110,727

				887,371

Media: 1.13%
CBS Corporation	1.95	7-1-2017	200,000	198,119
CBS Corporation	4.63	5-15-2018	180,000	195,526
CBS Corporation	4.85	7-1-2042	200,000	175,345
CBS Corporation	7.88	7-30-2030	600,000	730,139
CBS Corporation	8.88	5-15-2019	500,000	634,437
Comcast Corporation	3.13	7-15-2022	500,000	482,901
Comcast Corporation	4.65	7-15-2042	548,000	521,392
Comcast Corporation	4.95	6-15-2016	350,000	385,287
Comcast Corporation	5.15	3-1-2020	500,000	563,636
Comcast Corporation	5.70	5-15-2018	500,000	579,383
Comcast Corporation	5.70	7-1-2019	1,000,000	1,160,144
Comcast Corporation	5.85	11-15-2015	500,000	552,869
Comcast Corporation	5.88	2-15-2018	75,000	86,754
Comcast Corporation	5.90	3-15-2016	975,000	1,090,693
Comcast Corporation	6.30	11-15-2017	500,000	587,006
Comcast Corporation	6.40	3-1-2040	500,000	594,028
Comcast Corporation	6.45	3-15-2037	900,000	1,068,398
Comcast Corporation	6.50	11-15-2035	550,000	660,799
Comcast Corporation	6.55	7-1-2039	650,000	777,197
Comcast Corporation	6.95	8-15-2037	400,000	501,108
Cox Communications Incorporated	5.45	12-15-2014	58,000	61,125
DIRECTV Holdings LLC	2.40	3-15-2017	1,000,000	992,376

28	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Media (continued)
DIRECTV Holdings LLC	3.55%	3-15-2015	$285,000	$294,854
DIRECTV Holdings LLC	3.80	3-15-2022	500,000	465,392
DIRECTV Holdings LLC	4.60	2-15-2021	350,000	350,682
DIRECTV Holdings LLC	4.75	10-1-2014	500,000	520,120
DIRECTV Holdings LLC	5.00	3-1-2021	700,000	714,081
DIRECTV Holdings LLC	5.15	3-15-2042	500,000	428,483
DIRECTV Holdings LLC	5.20	3-15-2020	330,000	348,119
DIRECTV Holdings LLC	5.88	10-1-2019	1,000,000	1,107,113
DIRECTV Holdings LLC	6.00	8-15-2040	400,000	380,144
DIRECTV Holdings LLC	6.35	3-15-2040	145,000	143,018
DIRECTV Holdings LLC	6.38	3-1-2041	500,000	497,867
Discovery Communications LLC	3.30	5-15-2022	250,000	235,514
Discovery Communications LLC	3.70	6-1-2015	250,000	261,747
Discovery Communications LLC	4.38	6-15-2021	300,000	311,334
Discovery Communications LLC	4.95	5-15-2042	250,000	231,330
Discovery Communications LLC	5.05	6-1-2020	750,000	814,594
Discovery Communications LLC	5.63	8-15-2019	250,000	285,225
Discovery Communications LLC	6.35	6-1-2040	250,000	274,769
Interpublic Group of Companies	4.00	3-15-2022	1,000,000	956,123
McGraw-Hill Company Incorporated	5.90	11-15-2017	250,000	268,595
NBCUniversal Media LLC	2.88	4-1-2016	500,000	522,116
NBCUniversal Media LLC	2.88	1-15-2023	500,000	469,174
NBCUniversal Media LLC	3.65	4-30-2015	300,000	314,222
NBCUniversal Media LLC	4.38	4-1-2021	1,500,000	1,601,177
NBCUniversal Media LLC	4.45	1-15-2043	500,000	460,896
NBCUniversal Media LLC	5.95	4-1-2041	500,000	564,284
NBCUniversal Media LLC	6.40	4-30-2040	1,000,000	1,190,178
News America Incorporated	3.00	9-15-2022	375,000	345,245
News America Incorporated	4.50	2-15-2021	500,000	521,893
News America Incorporated	5.30	12-15-2014	180,000	190,256
News America Incorporated	6.15	2-15-2041	735,000	805,772
News America Incorporated	6.40	12-15-2035	750,000	825,948
News America Incorporated	6.65	11-15-2037	600,000	688,271
News America Incorporated	6.90	3-1-2019	1,300,000	1,549,919
News America Incorporated	6.90	8-15-2039	500,000	580,137
News America Incorporated	8.15	10-17-2036	250,000	313,476
Omnicom Group Incorporated	3.63	5-1-2022	250,000	240,908
Omnicom Group Incorporated	4.45	8-15-2020	90,000	93,716
Omnicom Group Incorporated	5.90	4-15-2016	500,000	557,273
Omnicom Group Incorporated	6.25	7-15-2019	650,000	749,243
TCI Communications Incorporated	7.13	2-15-2028	350,000	437,064
TCI Communications Incorporated	8.75	8-1-2015	500,000	572,975
Thompson Reuters Corporation	5.85	4-15-2040	134,000	142,097
Thompson Reuters Corporation	6.50	7-15-2018	500,000	584,811
Time Warner Cable Incorporated	3.50	2-1-2015	250,000	255,956
Time Warner Cable Incorporated	4.00	9-1-2021	250,000	234,508
Time Warner Cable Incorporated	4.00	1-15-2022	300,000	299,810
Time Warner Cable Incorporated	4.13	2-15-2021	500,000	474,310
Time Warner Cable Incorporated	4.50	9-15-2042	100,000	77,369
Time Warner Cable Incorporated	4.70	1-15-2021	250,000	265,005

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	29

Security name	Interest rate	Maturity date	Principal	Value

Media (continued)
Time Warner Cable Incorporated	4.88%	3-15-2020	$500,000	$538,947
Time Warner Cable Incorporated	5.00	2-1-2020	535,000	538,517
Time Warner Cable Incorporated	5.50	9-1-2041	300,000	255,156
Time Warner Cable Incorporated	5.85	5-1-2017	500,000	543,767
Time Warner Cable Incorporated	6.20	3-15-2040	300,000	326,107
Time Warner Cable Incorporated	6.55	5-1-2037	500,000	480,342
Time Warner Cable Incorporated	6.63	5-15-2029	800,000	911,169
Time Warner Cable Incorporated	6.75	7-1-2018	750,000	834,804
Time Warner Cable Incorporated	6.75	6-15-2039	500,000	490,472
Time Warner Cable Incorporated	7.30	7-1-2038	800,000	829,099
Time Warner Cable Incorporated	7.63	4-15-2031	825,000	1,033,148
Time Warner Cable Incorporated	8.25	4-1-2019	650,000	758,555
Time Warner Cable Incorporated	8.38	3-15-2023	250,000	287,152
Time Warner Cable Incorporated	8.75	2-14-2019	204,000	241,562
Time Warner Cable Incorporated	9.15	2-1-2023	250,000	328,657
Time Warner Entertainment Company LP	8.38	7-15-2033	300,000	333,899
Time Warner Incorporated	3.15	7-15-2015	400,000	416,285
Time Warner Incorporated	3.40	6-15-2022	100,000	95,317
Time Warner Incorporated	4.75	3-29-2021	500,000	531,700
Time Warner Incorporated	4.90	6-15-2042	51,000	48,015
Time Warner Incorporated	5.88	11-15-2016	1,500,000	1,696,106
Time Warner Incorporated	5.88	11-15-2040	250,000	223,799
Time Warner Incorporated	6.10	7-15-2040	400,000	429,436
Time Warner Incorporated	6.25	3-29-2041	500,000	545,490
Time Warner Incorporated	6.50	11-15-2036	252,000	280,588
Time Warner Incorporated	7.57	2-1-2024	250,000	304,384
Time Warner Incorporated	7.70	5-1-2032	700,000	882,154
Viacom Incorporated	1.25	2-27-2015	100,000	100,252
Viacom Incorporated	2.50	12-15-2016	1,000,000	1,019,754
Viacom Incorporated	3.25	3-15-2023	200,000	182,570
Viacom Incorporated	3.50	4-1-2017	100,000	103,926
Viacom Incorporated	4.25	9-1-2023	1,000,000	987,277
Viacom Incorporated	4.38	9-15-2014	150,000	155,292
Viacom Incorporated	4.38	3-15-2043	552,000	450,912
Viacom Incorporated	4.50	3-1-2021	500,000	516,745
Viacom Incorporated	4.88	6-15-2043	175,000	153,997
Viacom Incorporated	5.50	5-15-2033	200,000	194,866
Viacom Incorporated	5.63	9-15-2019	150,000	168,593
Viacom Incorporated	5.85	9-1-2043	125,000	126,435
Viacom Incorporated	6.13	10-5-2017	250,000	284,574
Viacom Incorporated	6.88	4-30-2036	340,000	377,089
Walt Disney Company	0.45	12-1-2015	1,000,000	994,724
Walt Disney Company	0.88	12-1-2014	350,000	352,235
Walt Disney Company	1.35	8-16-2016	500,000	503,973
Walt Disney Company	2.35	12-1-2022	500,000	455,733
Walt Disney Company	2.55	2-15-2022	250,000	235,421
Walt Disney Company	2.75	8-16-2021	500,000	485,056
Walt Disney Company	4.13	12-1-2041	250,000	234,393
Walt Disney Company	4.38	8-16-2041	250,000	243,959

30	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Media (continued)
Walt Disney Company	5.50%	3-15-2019	$500,000	$573,165
Walt Disney Company	5.63	9-15-2016	250,000	283,393
Walt Disney Company	7.00	3-1-2032	75,000	99,064

				60,883,800

Multiline Retail: 0.14%
Dollar General Corporation	3.25	4-15-2023	350,000	317,988
Kohl’s Corporation	3.25	2-1-2023	150,000	137,606
Kohl’s Corporation	6.00	1-15-2033	65,000	65,828
Kohl’s Corporation	6.25	12-15-2017	500,000	569,982
Macy’s Retail Holdings Incorporated	3.88	1-15-2022	200,000	197,413
Macy’s Retail Holdings Incorporated	5.90	12-1-2016	356,000	401,528
Macy’s Retail Holdings Incorporated	6.70	7-15-2034	500,000	564,600
Macy’s Retail Holdings Incorporated	6.90	4-1-2029	500,000	569,845
Nordstrom Incorporated	4.00	10-15-2021	250,000	260,125
Nordstrom Incorporated	4.75	5-1-2020	135,000	147,632
Nordstrom Incorporated	6.25	1-15-2018	500,000	575,711
Target Corporation	2.90	1-15-2022	250,000	242,233
Target Corporation	4.00	7-1-2042	200,000	179,227
Target Corporation	5.38	5-1-2017	350,000	395,957
Target Corporation	5.88	7-15-2016	300,000	339,095
Target Corporation	6.00	1-15-2018	500,000	581,579
Target Corporation	6.35	11-1-2032	300,000	365,996
Target Corporation	6.50	10-15-2037	400,000	494,640
Target Corporation	7.00	1-15-2038	768,000	990,893

				7,397,878

Specialty Retail: 0.21%
Advance Auto Parts Incorporated	4.50	1-15-2022	100,000	96,954
AutoZone Incorporated	2.88	1-15-2023	250,000	226,776
AutoZone Incorporated	3.13	7-15-2023	150,000	137,545
AutoZone Incorporated	4.00	11-15-2020	200,000	202,760
AutoZone Incorporated	5.50	11-15-2015	275,000	300,606
AutoZone Incorporated	5.75	1-15-2015	150,000	159,822
Family Dollar Stores Incorporated	5.00	2-1-2021	100,000	102,303
Gap Incorporated	5.95	4-12-2021	700,000	775,227
Home Depot Incorporated	2.70	4-1-2023	375,000	349,074
Home Depot Incorporated	3.95	9-15-2020	400,000	428,146
Home Depot Incorporated	4.20	4-1-2043	400,000	370,124
Home Depot Incorporated	4.40	4-1-2021	500,000	545,379
Home Depot Incorporated	5.40	3-1-2016	1,180,000	1,305,915
Home Depot Incorporated	5.40	9-15-2040	200,000	220,706
Home Depot Incorporated	5.88	12-16-2036	1,000,000	1,146,862
Home Depot Incorporated	5.95	4-1-2041	500,000	592,703
Lowe’s Companies Incorporated	3.12	4-15-2022	200,000	194,265
Lowe’s Companies Incorporated	3.75	4-15-2021	150,000	154,319
Lowe’s Companies Incorporated	4.63	4-15-2020	400,000	435,490
Lowe’s Companies Incorporated	4.65	4-15-2042	500,000	485,486
Lowe’s Companies Incorporated	5.00	10-15-2015	600,000	652,144

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	31

Security name	Interest rate	Maturity date	Principal	Value

Specialty Retail (continued)
Lowe’s Companies Incorporated	5.40%	10-15-2016	$500,000	$562,702
Lowe’s Companies Incorporated	5.80	10-15-2036	250,000	276,547
Lowe’s Companies Incorporated	5.80	4-15-2040	110,000	122,549
Lowe’s Companies Incorporated	6.50	3-15-2029	75,000	87,420
Lowe’s Companies Incorporated	6.65	9-15-2037	350,000	426,974
O’Reilly Automotive Incorporated	3.80	9-1-2022	150,000	145,782
O’Reilly Automotive Incorporated	4.88	1-14-2021	45,000	47,051
O’Reilly Automotive Incorporated	4.63	9-15-2021	150,000	154,414
Staples Incorporated	4.38	1-12-2023	200,000	191,774
TJX Companies Incorporated	4.20	8-15-2015	250,000	265,777
TJX Companies Incorporated	6.95	4-15-2019	85,000	102,424

				11,266,020

Textiles, Apparel & Luxury Goods: 0.01%
Nike Incorporated	2.25	5-1-2023	100,000	90,767
Nike Incorporated	3.63	5-1-2043	100,000	85,921
VF Corporation	3.50	9-1-2021	250,000	247,790
VF Corporation	5.95	11-1-2017	100,000	114,351
VF Corporation	6.45	11-1-2037	150,000	171,364

				710,193

Consumer Staples: 1.89%

Beverages: 0.54%
Anheuser-Busch Companies Incorporated	3.75	7-15-2042	360,000	313,541
Anheuser-Busch Companies Incorporated	5.50	1-15-2018	200,000	228,572
Anheuser-Busch Companies Incorporated	5.60	3-1-2017	50,000	56,420
Anheuser-Busch Companies Incorporated	5.75	4-1-2036	250,000	280,354
Anheuser-Busch InBev Worldwide Incorporated	0.80	7-15-2015	700,000	700,931
Anheuser-Busch InBev Worldwide Incorporated	0.80	1-15-2016	250,000	248,805
Anheuser-Busch InBev Worldwide Incorporated	1.38	7-15-2017	500,000	493,809
Anheuser-Busch InBev Worldwide Incorporated	2.50	7-15-2022	1,250,000	1,146,585
Anheuser-Busch Inbev Worldwide Incorporated	2.63	1-17-2023	500,000	461,955
Anheuser-Busch InBev Worldwide Incorporated	2.88	2-15-2016	45,000	46,893
Anheuser-Busch InBev Worldwide Incorporated	3.63	4-15-2015	300,000	313,895
Anheuser-Busch InBev Worldwide Incorporated	4.00	1-17-2043	300,000	271,680
Anheuser-Busch InBev Worldwide Incorporated	4.13	1-15-2015	625,000	653,875
Anheuser-Busch InBev Worldwide Incorporated	4.38	2-15-2021	30,000	32,157
Anheuser-Busch InBev Worldwide Incorporated	5.00	4-15-2020	1,000,000	1,119,199
Anheuser-Busch InBev Worldwide Incorporated	5.38	11-15-2014	1,000,000	1,055,650
Anheuser-Busch InBev Worldwide Incorporated	5.38	1-15-2020	900,000	1,026,916
Anheuser-Busch InBev Worldwide Incorporated	6.38	1-15-2040	750,000	929,714
Anheuser-Busch InBev Worldwide Incorporated	7.75	1-15-2019	1,500,000	1,874,156
Anheuser-Busch InBev Worldwide Incorporated	8.20	1-15-2039	500,000	736,293
Beam Incorporated	1.75	6-15-2018	250,000	243,171
Beam Incorporated	1.88	5-15-2017	250,000	249,265
Brown-Forman Corporation	2.25	1-15-2023	250,000	223,775
Brown-Forman Corporation	2.50	1-15-2016	100,000	102,957
Brown-Forman Corporation	3.75	1-15-2043	100,000	85,118
Coca-Cola Company	0.75	3-13-2015	350,000	351,124

32	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Beverages (continued)
Coca-Cola Company	1.15%	4-1-2018	$500,000	$484,558
Coca-Cola Company	1.50	11-15-2015	500,000	509,378
Coca-Cola Company	1.65	3-14-2018	1,100,000	1,090,132
Coca-Cola Company	1.80	9-1-2016	660,000	673,638
Coca-Cola Company	2.50	4-1-2023	350,000	325,573
Coca-Cola Company	3.15	11-15-2020	1,010,000	1,025,710
Coca-Cola Company	3.30	9-1-2021	70,000	70,645
Coca-Cola Enterprises Incorporated	2.00	8-19-2016	100,000	101,279
Coca-Cola Enterprises Incorporated	3.50	9-15-2020	500,000	497,579
Coca-Cola Enterprises Incorporated	4.50	9-1-2021	100,000	105,288
Diageo Investment Corporation	2.88	5-11-2022	600,000	567,858
Diageo Investment Corporation	4.25	5-11-2042	250,000	230,217
Diageo Investment Corporation	7.45	4-15-2035	150,000	199,701
Dr Pepper Snapple Group Incorporated	2.90	1-15-2016	500,000	517,646
Dr Pepper Snapple Group Incorporated	3.20	11-15-2021	250,000	242,977
Dr Pepper Snapple Group Incorporated	7.45	5-1-2038	100,000	127,941
Fortune Brands Incorporated	5.38	1-15-2016	36,000	39,201
Molson Coors Brewing Company	5.00	5-1-2042	500,000	486,014
PepsiCo Incorporated	0.70	8-13-2015	350,000	350,082
PepsiCo Incorporated	0.70	2-26-2016	150,000	148,810
PepsiCo Incorporated	0.75	3-5-2015	300,000	300,144
PepsiCo Incorporated	1.25	8-13-2017	400,000	390,510
PepsiCo Incorporated	2.25	1-7-2019	350,000	346,038
PepsiCo Incorporated	2.50	5-10-2016	400,000	413,830
PepsiCo Incorporated	2.75	3-5-2022	370,000	347,706
PepsiCo Incorporated	2.75	3-1-2023	475,000	438,142
PepsiCo Incorporated	3.00	8-25-2021	250,000	242,923
PepsiCo Incorporated	3.10	1-15-2015	700,000	723,317
PepsiCo Incorporated	3.13	11-1-2020	1,000,000	1,002,307
PepsiCo Incorporated	3.60	8-13-2042	250,000	207,147
PepsiCo Incorporated	4.00	3-5-2042	250,000	222,381
PepsiCo Incorporated	4.50	1-15-2020	200,000	217,631
PepsiCo Incorporated	4.88	11-1-2040	325,000	326,291
PepsiCo Incorporated	5.00	6-1-2018	1,000,000	1,122,560
PepsiCo Incorporated	5.50	1-15-2040	300,000	328,908
PepsiCo Incorporated	7.90	11-1-2018	500,000	632,376
PepsiCo Incorporated Series B	7.00	3-1-2029	600,000	762,275

				29,065,523

Food & Staples Retailing: 0.48%
Costco Wholesale Corporation	1.13	12-15-2017	1,000,000	969,197
Costco Wholesale Corporation	1.70	12-15-2019	500,000	478,647
Costco Wholesale Corporation	5.50	3-15-2017	400,000	453,188
CVS Caremark Corporation	2.75	12-1-2022	500,000	460,935
CVS Caremark Corporation	3.25	5-18-2015	250,000	259,826
CVS Caremark Corporation	4.75	5-18-2020	250,000	274,807
CVS Caremark Corporation	4.88	9-15-2014	225,000	234,632
CVS Caremark Corporation	5.75	6-1-2017	400,000	455,663
CVS Caremark Corporation	5.75	5-15-2041	300,000	333,605
CVS Caremark Corporation	6.13	8-15-2016	250,000	284,380

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	33

Security name	Interest rate	Maturity date	Principal	Value

Food & Staples Retailing (continued)
CVS Caremark Corporation	6.13%	9-15-2039	$700,000	$809,639
CVS Caremark Corporation	6.25	6-1-2027	515,000	610,743
Delhaize America Incorporated	9.00	4-15-2031	500,000	598,085
Kroger Company	2.20	1-15-2017	200,000	201,373
Kroger Company	3.40	4-15-2022	250,000	241,308
Kroger Company	3.85	8-1-2023	250,000	244,378
Kroger Company	3.90	10-1-2015	150,000	158,302
Kroger Company	4.95	1-15-2015	100,000	105,105
Kroger Company	5.00	4-15-2042	250,000	241,210
Kroger Company	5.15	8-1-2043	150,000	146,016
Kroger Company	6.15	1-15-2020	800,000	916,563
Kroger Company	6.90	4-15-2038	300,000	355,425
Kroger Company	7.50	4-1-2031	75,000	92,355
Safeway Incorporated «	4.75	12-1-2021	500,000	505,116
Safeway Incorporated	5.00	8-15-2019	750,000	791,036
Safeway Incorporated	7.25	2-1-2031	75,000	80,090
Sysco Corporation	0.55	6-12-2015	100,000	99,933
Sysco Corporation	5.25	2-12-2018	300,000	338,364
Sysco Corporation	6.63	3-17-2039	200,000	248,654
Wal-Mart Stores Incorporated	1.13	4-11-2018	500,000	483,489
Wal-Mart Stores Incorporated	1.50	10-25-2015	250,000	254,410
Wal-Mart Stores Incorporated	2.25	7-8-2015	1,250,000	1,286,600
Wal-Mart Stores Incorporated	2.55	4-11-2023	750,000	688,937
Wal-Mart Stores Incorporated	2.88	4-1-2015	150,000	155,361
Wal-Mart Stores Incorporated	3.25	10-25-2020	750,000	763,964
Wal-Mart Stores Incorporated	3.63	7-8-2020	1,100,000	1,149,944
Wal-Mart Stores Incorporated	4.00	4-11-2043	400,000	357,343
Wal-Mart Stores Incorporated	4.25	4-15-2021	500,000	537,707
Wal-Mart Stores Incorporated	4.88	7-8-2040	850,000	874,064
Wal-Mart Stores Incorporated	5.00	10-25-2040	500,000	522,988
Wal-Mart Stores Incorporated	5.25	9-1-2035	825,000	888,181
Wal-Mart Stores Incorporated	5.63	4-15-2041	1,000,000	1,137,433
Wal-Mart Stores Incorporated	5.80	2-15-2018	700,000	815,569
Wal-Mart Stores Incorporated	5.88	4-5-2027	100,000	121,279
Wal-Mart Stores Incorporated	6.20	4-15-2038	1,000,000	1,211,024
Wal-Mart Stores Incorporated	6.50	8-15-2037	1,000,000	1,250,643
Wal-Mart Stores Incorporated	7.55	2-15-2030	500,000	675,981
Walgreen Company	1.80	9-15-2017	400,000	396,495
Walgreen Company	3.10	9-15-2022	1,000,000	935,362
Walgreen Company	4.40	9-15-2042	500,000	450,197
Walgreen Company	5.25	1-15-2019	250,000	280,450

				26,225,996

Food Products: 0.42%
Archer-Daniels-Midland Company	4.02	4-16-2043	840,000	734,266
Archer-Daniels-Midland Company	4.48	3-1-2021	535,000	568,212
Archer-Daniels-Midland Company	4.54	3-26-2042	250,000	238,329
Archer-Daniels-Midland Company	5.38	9-15-2035	350,000	371,358
Archer-Daniels-Midland Company	5.45	3-15-2018	100,000	114,083

34	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Food Products (continued)
Campbell Soup Company	2.50%	8-2-2022	$121,000	$108,536
Campbell Soup Company	4.50	2-15-2019	285,000	305,470
ConAgra Foods Incorporated	1.35	9-10-2015	350,000	351,823
ConAgra Foods Incorporated	1.90	1-25-2018	125,000	122,627
ConAgra Foods Incorporated	2.10	3-15-2018	100,000	98,265
ConAgra Foods Incorporated	3.20	1-25-2023	500,000	466,010
ConAgra Foods Incorporated	3.25	9-15-2022	500,000	474,423
ConAgra Foods Incorporated	4.65	1-25-2043	350,000	319,283
ConAgra Foods Incorporated 144A	6.63	8-15-2039	200,000	231,253
ConAgra Foods Incorporated	7.00	4-15-2019	500,000	591,011
ConAgra Foods Incorporated	8.25	9-15-2030	120,000	152,480
General Mills Incorporated	0.88	1-29-2016	80,000	79,339
General Mills Incorporated	5.20	3-17-2015	500,000	533,954
General Mills Incorporated	5.40	6-15-2040	345,000	373,901
General Mills Incorporated	5.65	2-15-2019	1,000,000	1,150,735
General Mills Incorporated	5.70	2-15-2017	100,000	112,406
Hershey Company	2.63	5-1-2023	100,000	93,441
Hershey Company	4.13	12-1-2020	500,000	536,392
Hormel Foods Corporation	4.13	4-15-2021	100,000	102,271
Ingredion Incorporated	1.80	9-25-2017	150,000	146,612
Ingredion Incorporated	4.63	11-1-2020	300,000	314,821
J.M. Smucker Company	3.50	10-15-2021	300,000	294,203
Kellogg Company	1.13	5-15-2015	350,000	351,863
Kellogg Company	1.88	11-17-2016	500,000	506,219
Kellogg Company	3.25	5-21-2018	65,000	67,926
Kellogg Company	4.00	12-15-2020	350,000	365,759
Kellogg Company	4.15	11-15-2019	300,000	323,273
Kellogg Company	4.45	5-30-2016	300,000	323,838
Kellogg Company Series B	7.45	4-1-2031	350,000	446,685
Kraft Foods Group Incorporated	1.63	6-4-2015	400,000	405,588
Kraft Foods Group Incorporated	3.50	6-6-2022	850,000	829,370
Kraft Foods Group Incorporated	4.13	2-9-2016	1,500,000	1,595,538
Kraft Foods Group Incorporated	5.00	6-4-2042	750,000	732,267
Kraft Foods Group Incorporated	5.38	2-10-2020	1,250,000	1,394,670
Kraft Foods Group Incorporated	6.13	8-23-2018	500,000	577,897
Kraft Foods Group Incorporated	6.13	8-23-2018	500,000	583,202
Kraft Foods Group Incorporated	6.50	8-11-2017	250,000	289,291
Kraft Foods Group Incorporated	6.50	11-1-2031	384,000	440,292
Kraft Foods Group Incorporated	6.50	2-9-2040	700,000	822,231
Kraft Foods Group Incorporated	6.50	2-9-2040	500,000	591,321
Kraft Foods Group Incorporated	6.88	2-1-2038	600,000	722,153
Kraft Foods Group Incorporated	6.88	1-26-2039	100,000	120,750
Kraft Foods Group Incorporated	7.00	8-11-2037	360,000	440,293
McCormick & Company	3.50	9-1-2023	179,000	177,380
McCormick & Company	3.90	7-15-2021	75,000	77,352
Mead Johnson Nutrition Company	3.50	11-1-2014	200,000	204,940
Mead Johnson Nutrition Company	4.90	11-1-2019	250,000	273,747
Mead Johnson Nutrition Company	5.90	11-1-2039	100,000	110,272

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	35

Security name	Interest rate	Maturity date	Principal	Value

Food Products (continued)
Sara Lee Corporation	4.10%	9-15-2020	$266,000	$267,963
Tyson Foods Incorporated	4.50	6-15-2022	500,000	513,234

				22,540,818

Household Products: 0.16%
Church & Dwight Company Incorporated	2.88	10-1-2022	107,000	99,319
Clorox Company	3.05	9-15-2022	161,000	151,274
Clorox Company	5.00	1-15-2015	300,000	316,650
Clorox Company	5.95	10-15-2017	90,000	102,595
Colgate-Palmolive Company	1.95	2-1-2023	500,000	443,977
Colgate-Palmolive Company	2.30	5-3-2022	500,000	465,160
Colgate-Palmolive Company	2.95	11-1-2020	200,000	201,044
Colgate-Palmolive Company	5.20	11-7-2016	100,000	111,996
Colgate-Palmolive Company Series F	3.15	8-5-2015	340,000	356,912
Kimberly-Clark Corporation	2.40	6-1-2023	150,000	137,197
Kimberly-Clark Corporation	3.63	8-1-2020	750,000	780,052
Kimberly-Clark Corporation	5.30	3-1-2041	245,000	272,088
Kimberly-Clark Corporation	6.13	8-1-2017	200,000	232,005
Kimberly-Clark Corporation	6.63	8-1-2037	200,000	257,034
Kimberly-Clark Corporation	7.50	11-1-2018	100,000	124,272
Procter & Gamble Company	1.45	8-15-2016	1,000,000	1,013,742
Procter & Gamble Company	1.80	11-15-2015	400,000	409,671
Procter & Gamble Company	3.50	2-15-2015	1,000,000	1,041,232
Procter & Gamble Company	4.70	2-15-2019	500,000	561,683
Procter & Gamble Company	4.85	12-15-2015	500,000	545,756
Procter & Gamble Company	5.50	2-1-2034	350,000	404,677
Procter & Gamble Company	5.55	3-5-2037	500,000	579,009
Procter & Gamble Company	5.80	8-15-2034	100,000	118,294

				8,725,639

Personal Products: 0.02%
Avon Products Incorporated	4.20	7-15-2018	350,000	358,999
Avon Products Incorporated	4.60	3-15-2020	118,000	120,843
Avon Products Incorporated	5.00	3-15-2023	250,000	248,716
Estee Lauder Companies Incorporated	6.00	5-15-2037	200,000	220,527

				949,085

Tobacco: 0.27%
Altria Group Incorporated	2.85	8-9-2022	750,000	675,334
Altria Group Incorporated	4.13	9-11-2015	500,000	531,243
Altria Group Incorporated	4.25	8-9-2042	500,000	409,493
Altria Group Incorporated	4.50	5-2-2043	250,000	212,073
Altria Group Incorporated	4.75	5-5-2021	500,000	528,638
Altria Group Incorporated	9.25	8-6-2019	1,000,000	1,310,755
Altria Group Incorporated	9.70	11-10-2018	355,000	464,571
Altria Group Incorporated	9.95	11-10-2038	700,000	1,031,295
Altria Group Incorporated	10.20	2-6-2039	500,000	756,126
Lorillard Tobacco Company	2.30	8-21-2017	100,000	98,294

36	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Tobacco (continued)
Lorillard Tobacco Company	3.50%	8-4-2016	$45,000	$46,933
Lorillard Tobacco Company	3.75	5-20-2023	500,000	439,015
Lorillard Tobacco Company	6.88	5-1-2020	250,000	282,601
Lorillard Tobacco Company	8.13	6-23-2019	155,000	186,389
Lorillard Tobacco Company	8.13	5-1-2040	250,000	283,121
Philip Morris International Incorporated	1.63	3-20-2017	500,000	498,586
Philip Morris International Incorporated	2.50	5-16-2016	500,000	518,341
Philip Morris International Incorporated	2.50	8-22-2022	250,000	227,137
Philip Morris International Incorporated	2.63	3-6-2023	175,000	159,536
Philip Morris International Incorporated	3.88	8-21-2042	250,000	214,430
Philip Morris International Incorporated	4.13	3-4-2043	300,000	264,434
Philip Morris International Incorporated	4.38	11-15-2041	500,000	457,362
Philip Morris International Incorporated	4.50	3-26-2020	750,000	815,191
Philip Morris International Incorporated	4.50	3-20-2042	500,000	466,653
Philip Morris International Incorporated	5.65	5-16-2018	1,000,000	1,150,832
Philip Morris International Incorporated	6.38	5-16-2038	600,000	711,613
Reynolds American Incorporated	4.75	11-1-2042	250,000	217,425
Reynolds American Incorporated	7.25	6-15-2037	200,000	229,248
Reynolds American Incorporated	7.63	6-1-2016	1,000,000	1,156,541
UST Incorporated	5.75	3-1-2018	100,000	113,912

				14,457,122

Energy: 1.71%

Energy Equipment & Services: 0.16%
Baker Hughes Incorporated	5.13	9-15-2040	500,000	531,679
Baker Hughes Incorporated	6.88	1-15-2029	250,000	319,581
Baker Hughes Incorporated	7.50	11-15-2018	375,000	467,493
Cameron International Corporation	4.50	6-1-2021	200,000	212,632
Cameron International Corporation	5.95	6-1-2041	100,000	113,050
Cameron International Corporation	7.00	7-15-2038	100,000	124,814
Diamond Offshore Drilling Incorporated	5.70	10-15-2039	300,000	342,954
Diamond Offshore Drilling Incorporated	5.88	5-1-2019	365,000	425,232
FMC Technologies Incorporated	3.45	10-1-2022	100,000	94,908
Halliburton Company	2.00	8-1-2018	500,000	494,278
Halliburton Company	3.25	11-15-2021	200,000	197,886
Halliburton Company	3.50	8-1-2023	500,000	492,233
Halliburton Company	4.50	11-15-2041	250,000	240,776
Halliburton Company	4.75	8-1-2043	250,000	248,485
Halliburton Company	6.15	9-15-2019	350,000	416,591
Halliburton Company	7.45	9-15-2039	650,000	870,116
National Oilwell Varco Incorporated	2.60	12-1-2022	1,000,000	922,084
National Oilwell Varco Incorporated	3.95	12-1-2042	400,000	354,408
Petrohawk Energy Corporation	6.25	6-1-2019	1,250,000	1,373,438
Rowan Companies Incorporated	7.88	8-1-2019	300,000	359,588

				8,602,226

Oil, Gas & Consumable Fuels: 1.55%
Amerada Hess Corporation	7.13	3-15-2033	500,000	593,955
Anadarko Petroleum Corporation	5.95	9-15-2016	600,000	672,572

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	37

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Anadarko Petroleum Corporation	6.20%	3-15-2040	$300,000	$338,306
Anadarko Petroleum Corporation	6.38	9-15-2017	500,000	577,998
Anadarko Petroleum Corporation	6.45	9-15-2036	850,000	988,109
Anadarko Petroleum Corporation	8.70	3-15-2019	450,000	575,593
Apache Corporation	3.25	4-15-2022	500,000	486,102
Apache Corporation	3.63	2-1-2021	500,000	506,369
Apache Corporation	4.25	1-15-2044	250,000	221,282
Apache Corporation	4.75	4-15-2043	1,000,000	960,322
Apache Corporation	5.10	9-1-2040	575,000	575,992
Apache Corporation	5.25	2-1-2042	100,000	102,110
Apache Corporation	5.63	1-15-2017	380,000	427,354
Apache Corporation	6.00	1-15-2037	500,000	562,603
BJ Services Company	6.00	6-1-2018	150,000	173,990
Boardwalk Pipelines LP	3.38	2-1-2023	100,000	90,669
Boardwalk Pipelines LP	5.75	9-15-2019	150,000	165,135
Boardwalk Pipelines LP	5.88	11-15-2016	100,000	111,518
Buckeye Partners LP	4.15	7-1-2023	250,000	239,669
Buckeye Partners LP	4.88	2-1-2021	560,000	572,074
Buckeye Partners LP	5.50	8-15-2019	150,000	164,055
Buckeye Partners LP	6.05	1-15-2018	100,000	111,048
Chevron Corporation	1.10	12-5-2017	1,000,000	971,336
Chevron Corporation	1.72	6-24-2018	2,000,000	1,968,170
Chevron Corporation	2.36	12-5-2022	750,000	681,038
Chevron Corporation	4.95	3-3-2019	500,000	566,985
ConocoPhillips Company	1.05	12-15-2017	250,000	240,931
ConocoPhillips Company	2.40	12-15-2022	500,000	454,560
ConocoPhillips Company	4.60	1-15-2015	500,000	526,101
ConocoPhillips Company	5.20	5-15-2018	250,000	282,583
ConocoPhillips Company	5.75	2-1-2019	1,250,000	1,446,818
ConocoPhillips Company	5.90	10-15-2032	250,000	290,032
ConocoPhillips Company	5.90	5-15-2038	100,000	116,799
ConocoPhillips Company	6.00	1-15-2020	750,000	885,170
ConocoPhillips Company	6.50	2-1-2039	1,200,000	1,510,363
ConocoPhillips Company	6.95	4-15-2029	800,000	1,019,306
DCP Midstream Operating Company	3.88	3-15-2023	400,000	364,839
Devon Energy Corporation	2.40	7-15-2016	200,000	204,739
Devon Energy Corporation	3.25	5-15-2022	500,000	473,432
Devon Energy Corporation	4.00	7-15-2021	200,000	203,570
Devon Energy Corporation	4.75	5-15-2042	500,000	458,396
Devon Energy Corporation	5.60	7-15-2041	200,000	206,597
Devon Energy Corporation	6.30	1-15-2019	600,000	690,695
Devon Energy Corporation	7.95	4-15-2032	500,000	652,823
El Paso Natural Gas Company	5.95	4-15-2017	150,000	168,545
El Paso Natural Gas Company	8.38	6-15-2032	650,000	849,843
El Paso Pipeline Partners Operating LLC	4.70	11-1-2042	100,000	87,937
Enbridge Energy Partners LP	5.20	3-15-2020	380,000	407,581
Enbridge Energy Partners LP	5.50	9-15-2040	200,000	198,380
Enbridge Energy Partners LP	5.88	12-15-2016	65,000	73,115
Enbridge Energy Partners LP	6.50	4-15-2018	200,000	231,256
Enbridge Energy Partners LP	7.50	4-15-2038	270,000	322,582

38	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Enbridge Energy Partners LP	9.88%	3-1-2019	$125,000	$162,753
Energen Corporation	4.63	9-1-2021	100,000	97,951
Energy Transfer Partners LP	3.60	2-1-2023	300,000	277,979
Energy Transfer Partners LP	4.65	6-1-2021	100,000	102,420
Energy Transfer Partners LP	5.15	2-1-2043	200,000	183,374
Energy Transfer Partners LP	5.20	2-1-2022	500,000	525,823
Energy Transfer Partners LP	6.05	6-1-2041	300,000	304,915
Energy Transfer Partners LP	6.13	2-15-2017	55,000	61,434
Energy Transfer Partners LP	6.50	2-1-2042	500,000	536,602
Energy Transfer Partners LP	6.63	10-15-2036	230,000	246,682
Energy Transfer Partners LP	6.70	7-1-2018	100,000	116,405
Energy Transfer Partners LP	7.50	7-1-2038	100,000	116,658
Energy Transfer Partners LP 144A	8.25	11-15-2029	125,000	152,462
Energy Transfer Partners LP	9.00	4-15-2019	1,000,000	1,254,294
Eni Lasmo plc	7.30	11-15-2027	200,000	243,404
Enterprise Products Operating LLC	1.25	8-13-2015	249,000	250,107
Enterprise Products Operating LLC	3.20	2-1-2016	100,000	104,763
Enterprise Products Operating LLC	3.35	3-15-2023	850,000	805,385
Enterprise Products Operating LLC	4.45	2-15-2043	250,000	224,029
Enterprise Products Operating LLC	4.85	3-15-2044	400,000	380,558
Enterprise Products Operating LLC	5.20	9-1-2020	500,000	555,618
Enterprise Products Operating LLC	5.25	1-31-2020	700,000	776,969
Enterprise Products Operating LLC	5.70	2-15-2042	200,000	212,041
Enterprise Products Operating LLC	5.95	2-1-2041	100,000	109,516
Enterprise Products Operating LLC	6.13	10-15-2039	1,000,000	1,114,637
Enterprise Products Operating LLC	6.30	9-15-2017	400,000	460,751
Enterprise Products Operating LLC	6.65	4-15-2018	250,000	295,181
Enterprise Products Operating LLC	7.55	4-15-2038	100,000	128,133
Enterprise Products Operating LLC Series D	6.88	3-1-2033	400,000	481,569
Enterprise Products Operating LLC Series G	5.60	10-15-2014	565,000	594,107
EOG Resources Incorporated	2.63	3-15-2023	450,000	410,485
EOG Resources Incorporated	2.95	6-1-2015	500,000	519,161
EOG Resources Incorporated	4.10	2-1-2021	200,000	209,514
EOG Resources Incorporated	4.40	6-1-2020	300,000	322,438
EOG Resources Incorporated	5.63	6-1-2019	75,000	86,554
EOG Resources Incorporated	6.88	10-1-2018	400,000	484,834
EQT Corporation	4.88	11-15-2021	300,000	306,415
EQT Corporation	8.13	6-1-2019	325,000	390,200
Equitable Resources Incorporated	6.50	4-1-2018	100,000	111,865
Gulf South Pipeline Company LP	4.00	6-15-2022	200,000	195,378
Hess Corporation	5.60	2-15-2041	300,000	306,871
Hess Corporation	6.00	1-15-2040	350,000	372,246
Hess Corporation	7.30	8-15-2031	384,000	463,764
Hess Corporation	7.88	10-1-2029	280,000	349,026
Hess Corporation	8.13	2-15-2019	500,000	621,918
Kerr-McGee Corporation	6.95	7-1-2024	200,000	235,422
Kinder Morgan Energy Partners LP	3.45	2-15-2023	250,000	233,303
Kinder Morgan Energy Partners LP	3.50	3-1-2016	500,000	527,164
Kinder Morgan Energy Partners LP	3.50	9-1-2023	250,000	232,000
Kinder Morgan Energy Partners LP	5.00	8-15-2042	250,000	231,375

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	39

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Energy Partners LP	5.00%	3-1-2043	$225,000	$209,041
Kinder Morgan Energy Partners LP	5.13	11-15-2014	500,000	524,802
Kinder Morgan Energy Partners LP	5.30	9-15-2020	125,000	136,239
Kinder Morgan Energy Partners LP	5.80	3-1-2021	1,000,000	1,110,136
Kinder Morgan Energy Partners LP	5.80	3-15-2035	100,000	103,396
Kinder Morgan Energy Partners LP	5.95	2-15-2018	500,000	571,729
Kinder Morgan Energy Partners LP	6.38	3-1-2041	500,000	549,679
Kinder Morgan Energy Partners LP	6.50	9-1-2039	750,000	832,123
Kinder Morgan Energy Partners LP	6.95	1-15-2038	500,000	586,268
Magellan Midstream Partners LP	6.40	7-15-2018	100,000	116,957
Magellan Midstream Partners LP	6.55	7-15-2019	575,000	680,293
Marathon Oil Corporation	2.80	11-1-2022	600,000	551,828
Marathon Oil Corporation	6.00	10-1-2017	625,000	714,979
Marathon Oil Corporation	6.60	10-1-2037	450,000	531,895
Marathon Petroleum Corporation	3.50	3-1-2016	555,000	582,082
Marathon Petroleum Corporation	5.13	3-1-2021	35,000	37,460
Marathon Petroleum Corporation	6.50	3-1-2041	545,000	597,654
MidAmerican Energy Holdings Company	6.50	9-15-2037	500,000	591,031
Murphy Oil Corporation	2.50	12-1-2017	500,000	492,899
Murphy Oil Corporation	5.13	12-1-2042	250,000	215,757
Murphy Oil Corporation	7.05	5-1-2029	200,000	216,057
Nabors Industries Incorporated	5.00	9-15-2020	300,000	305,897
Nabors Industries Incorporated	6.15	2-15-2018	500,000	553,273
Nabors Industries Incorporated	9.25	1-15-2019	500,000	614,443
Nextera Energy Capital	4.50	6-1-2021	200,000	210,144
Noble Energy Incorporated	4.15	12-15-2021	500,000	510,223
Noble Energy Incorporated	6.00	3-1-2041	565,000	638,080
Noble Energy Incorporated	8.25	3-1-2019	350,000	434,193
Northwest Pipeline Corporation	6.05	6-15-2018	170,000	195,956
Occidental Petroleum Corporation	1.50	2-15-2018	250,000	242,757
Occidental Petroleum Corporation	1.75	2-15-2017	500,000	499,540
Occidental Petroleum Corporation	2.50	2-1-2016	100,000	103,253
Occidental Petroleum Corporation	2.70	2-15-2023	500,000	452,659
Occidental Petroleum Corporation	3.13	2-15-2022	500,000	474,820
Occidental Petroleum Corporation	4.10	2-1-2021	460,000	473,965
Occidental Petroleum Corporation	4.13	6-1-2016	400,000	431,140
ONEOK Partners LP	4.25	2-1-2022	130,000	121,012
ONEOK Partners LP	6.13	2-1-2041	500,000	512,536
ONEOK Partners LP	6.15	10-1-2016	200,000	224,957
ONEOK Partners LP	6.85	10-15-2037	500,000	551,166
ONEOK Partners LP	8.63	3-1-2019	350,000	438,720
Phillips 66	1.95	3-5-2015	350,000	355,212
Phillips 66	2.95	5-1-2017	1,000,000	1,029,473
Phillips 66	4.30	4-1-2022	1,000,000	1,008,658
Phillips 66	5.88	5-1-2042	750,000	796,107
Pioneer Natural Resources Company	3.95	7-15-2022	1,000,000	985,372
Plains All American Pipeline LP	3.65	6-1-2022	500,000	493,772
Plains All American Pipeline LP	3.85	10-15-2023	500,000	492,600
Plains All American Pipeline LP	5.00	2-1-2021	200,000	216,857
Plains All American Pipeline LP	5.15	6-1-2042	500,000	506,072

40	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Plains All American Pipeline LP	6.50%	5-1-2018	$150,000	$176,082
Plains All American Pipeline LP	6.65	1-15-2037	200,000	238,694
Plains All American Pipeline LP	8.75	5-1-2019	400,000	514,285
Rowan Companies Incorporated	5.40	12-1-2042	150,000	135,214
Southern Natural Gas Company	4.40	6-15-2021	1,000,000	1,037,065
Southern Natural Gas Company 144A	5.90	4-1-2017	500,000	563,992
SouthWestern Energy Company	4.10	3-15-2022	1,000,000	980,351
Spectra Energy Capital LLC	3.30	3-15-2023	200,000	177,577
Spectra Energy Capital LLC	4.60	6-15-2021	100,000	102,169
Spectra Energy Capital LLC	7.50	9-15-2038	100,000	117,730
Spectra Energy Capital LLC	8.00	10-1-2019	100,000	120,310
Sunoco Logistics Partner LP	3.45	1-15-2023	200,000	184,405
Sunoco Logistics Partner LP	4.95	1-15-2043	150,000	135,260
Sunoco Logistics Partner LP	6.85	2-15-2040	250,000	280,934
TC Pipelines LP	4.65	6-15-2021	300,000	303,445
Tennessee Gas Pipeline Company	7.00	10-15-2028	250,000	300,241
Texas Eastern Transmission LP	7.00	7-15-2032	325,000	388,256
Total Capital International SA	1.50	2-17-2017	500,000	498,298
TransCanada PipeLines Limited	4.88	1-15-2015	65,000	68,516
TransCanada PipeLines Limited	5.60	3-31-2034	100,000	107,945
TransCanada PipeLines Limited	6.20	10-15-2037	585,000	678,323
TransCanada PipeLines Limited	7.63	1-15-2039	500,000	668,126
Transcontinental Gas Pipe Line Corporation	6.05	6-15-2018	105,000	122,056
Transocean Incorporated	6.00	3-15-2018	600,000	667,408
Transocean Incorporated	6.50	11-15-2020	300,000	331,106
Transocean Incorporated	6.80	3-15-2038	450,000	478,596
Transocean Incorporated	7.50	4-15-2031	220,000	243,837
Valero Energy Corporation	4.50	2-1-2015	65,000	68,066
Valero Energy Corporation	6.13	6-15-2017	500,000	568,071
Valero Energy Corporation	6.13	2-1-2020	65,000	74,318
Valero Energy Corporation	6.63	6-15-2037	500,000	544,739
Valero Energy Corporation	7.50	4-15-2032	300,000	353,453
Valero Energy Corporation	9.38	3-15-2019	250,000	322,541
Weatherford International Limited	6.00	3-15-2018	100,000	111,235
Weatherford International Limited	6.50	8-1-2036	300,000	299,688
Weatherford International Limited	7.00	3-15-2038	50,000	52,928
Western Gas Partners	4.00	7-1-2022	400,000	389,152
Williams Companies Incorporated	3.70	1-15-2023	500,000	448,439
Williams Companies Incorporated	7.88	9-1-2021	200,000	237,367
Williams Companies Incorporated	8.75	3-15-2032	275,000	340,461
Williams Partners LP	3.35	8-15-2022	250,000	227,318
Williams Partners LP	3.80	2-15-2015	600,000	623,520
Williams Partners LP	4.13	11-15-2020	300,000	301,035
Williams Partners LP	5.25	3-15-2020	640,000	683,341
Williams Partners LP	6.30	4-15-2040	390,000	409,265
XTO Energy Incorporated	6.50	12-15-2018	500,000	611,373

				83,369,493

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	41

Security name	Interest rate	Maturity date	Principal	Value

Financials: 7.41%

Capital Markets: 1.37%
AGL Capital Corporation	4.40%	6-1-2043	$200,000	$184,467
Ameriprise Financial Incorporated	5.30	3-15-2020	300,000	340,087
Ameriprise Financial Incorporated	5.65	11-15-2015	400,000	439,458
Ameriprise Financial Incorporated	7.30	6-28-2019	65,000	80,560
Bank of New York Mellon Corporation	0.70	3-4-2016	200,000	198,057
Bank of New York Mellon Corporation	1.20	2-20-2015	45,000	45,303
Bank of New York Mellon Corporation	1.35	3-6-2018	350,000	338,960
Bank of New York Mellon Corporation	1.70	11-24-2014	500,000	506,760
Bank of New York Mellon Corporation	2.30	7-28-2016	500,000	514,957
Bank of New York Mellon Corporation	2.50	1-15-2016	500,000	515,730
Bank of New York Mellon Corporation	3.55	9-23-2021	600,000	605,885
Bank of New York Mellon Corporation	4.15	2-1-2021	100,000	105,016
Bank of New York Mellon Corporation	5.45	5-15-2019	1,000,000	1,141,513
Bear Stearns Companies Incorporated	5.30	10-30-2015	180,000	195,162
Bear Stearns Companies Incorporated	5.55	1-22-2017	1,025,000	1,126,204
Bear Stearns Companies Incorporated	5.70	11-15-2014	750,000	793,703
Bear Stearns Companies Incorporated	6.40	10-2-2017	620,000	714,735
Bear Stearns Companies Incorporated	7.25	2-1-2018	1,500,000	1,781,123
Berkshire Hathaway Finance Corporation	2.00	8-15-2018	250,000	247,349
Berkshire Hathaway Finance Corporation	3.20	2-11-2015	500,000	518,760
Berkshire Hathaway Finance Corporation	4.25	1-15-2021	500,000	532,201
Berkshire Hathaway Finance Corporation	4.85	1-15-2015	500,000	528,986
Berkshire Hathaway Finance Corporation	5.40	5-15-2018	350,000	400,396
Berkshire Hathaway Finance Corporation	5.75	1-15-2040	250,000	278,142
BlackRock Incorporated	3.38	6-1-2022	500,000	492,038
BlackRock Incorporated	3.50	12-10-2014	550,000	570,065
BlackRock Incorporated	4.25	5-24-2021	500,000	527,981
BlackRock Incorporated	5.00	12-10-2019	250,000	280,967
BlackRock Incorporated	6.25	9-15-2017	350,000	407,617
Charles Schwab Corporation	2.20	7-25-2018	150,000	148,913
Charles Schwab Corporation	3.23	9-1-2022	425,000	405,026
Charles Schwab Corporation	4.45	7-22-2020	200,000	215,472
Credit Suisse USA Incorporated	4.88	1-15-2015	1,000,000	1,056,621
Credit Suisse USA Incorporated	5.38	3-2-2016	500,000	548,173
Eaton Vance Corporation	3.63	6-15-2023	100,000	95,592
Eaton Vance Corporation	6.50	10-2-2017	30,000	34,398
Franklin Resources Incorporated	2.80	9-15-2022	300,000	279,910
Franklin Resources Incorporated	4.63	5-20-2020	250,000	270,897
Goldman Sachs Group Incorporated	1.60	11-23-2015	1,000,000	1,006,138
Goldman Sachs Group Incorporated	2.38	1-22-2018	750,000	735,488
Goldman Sachs Group Incorporated	3.30	5-3-2015	1,000,000	1,034,797
Goldman Sachs Group Incorporated	3.63	2-7-2016	2,000,000	2,094,106
Goldman Sachs Group Incorporated	3.63	1-22-2023	500,000	471,256
Goldman Sachs Group Incorporated	3.70	8-1-2015	1,000,000	1,044,674
Goldman Sachs Group Incorporated	5.25	7-27-2021	1,100,000	1,173,191
Goldman Sachs Group Incorporated	5.35	1-15-2016	425,000	461,410
Goldman Sachs Group Incorporated	5.38	3-15-2020	1,500,000	1,629,252
Goldman Sachs Group Incorporated	5.75	10-1-2016	500,000	555,824

42	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Capital Markets (continued)
Goldman Sachs Group Incorporated	5.75%	1-24-2022	$1,500,000	$1,644,134
Goldman Sachs Group Incorporated	5.95	1-18-2018	2,000,000	2,234,846
Goldman Sachs Group Incorporated	5.95	1-15-2027	1,070,000	1,098,888
Goldman Sachs Group Incorporated	6.00	6-15-2020	1,000,000	1,120,259
Goldman Sachs Group Incorporated	6.13	2-15-2033	1,000,000	1,085,551
Goldman Sachs Group Incorporated	6.15	4-1-2018	1,750,000	1,976,053
Goldman Sachs Group Incorporated	6.25	9-1-2017	1,250,000	1,410,804
Goldman Sachs Group Incorporated	6.25	2-1-2041	500,000	555,162
Goldman Sachs Group Incorporated	6.35	2-15-2034	950,000	905,791
Goldman Sachs Group Incorporated	6.45	5-1-2036	1,000,000	1,003,671
Goldman Sachs Group Incorporated	6.75	10-1-2037	1,925,000	1,978,731
Goldman Sachs Group Incorporated	7.50	2-15-2019	1,300,000	1,548,775
Jefferies Group Incorporated	3.88	11-9-2015	500,000	519,019
Jefferies Group Incorporated	6.25	1-15-2036	150,000	144,495
Jefferies Group Incorporated	6.45	6-8-2027	150,000	152,250
Jefferies Group Incorporated	6.50	1-20-2043	250,000	250,363
Jefferies Group Incorporated	6.88	4-15-2021	150,000	166,742
Jefferies Group Incorporated	8.50	7-15-2019	700,000	848,144
Lazard Group LLC	6.85	6-15-2017	500,000	563,899
Merrill Lynch & Company Incorporated	5.70	5-2-2017	700,000	760,748
Morgan Stanley	1.75	2-25-2016	500,000	499,694
Morgan Stanley	2.13	4-25-2018	943,000	909,185
Morgan Stanley	3.75	2-25-2023	1,175,000	1,113,860
Morgan Stanley	4.10	1-26-2015	500,000	518,269
Morgan Stanley	4.10	5-22-2023	750,000	686,128
Morgan Stanley	4.20	11-20-2014	1,000,000	1,037,614
Morgan Stanley	4.75	3-22-2017	1,000,000	1,071,776
Morgan Stanley	4.88	11-1-2022	906,000	892,579
Morgan Stanley	5.38	10-15-2015	525,000	565,085
Morgan Stanley	5.45	1-9-2017	1,000,000	1,087,421
Morgan Stanley	5.50	1-26-2020	1,000,000	1,092,754
Morgan Stanley	5.50	7-24-2020	500,000	545,725
Morgan Stanley	5.50	7-28-2021	570,000	618,208
Morgan Stanley	5.55	4-27-2017	850,000	934,831
Morgan Stanley	5.63	9-23-2019	2,000,000	2,198,126
Morgan Stanley	5.75	10-18-2016	1,500,000	1,663,224
Morgan Stanley	5.75	1-25-2021	1,250,000	1,377,895
Morgan Stanley	6.00	4-28-2015	1,500,000	1,608,932
Morgan Stanley	6.25	8-9-2026	300,000	328,525
Morgan Stanley	6.38	7-24-2042	1,000,000	1,105,923
Morgan Stanley	6.63	4-1-2018	2,500,000	2,861,720
Morgan Stanley	7.25	4-1-2032	470,000	566,274
Morgan Stanley	7.30	5-13-2019	400,000	472,839
Northern Trust Corporation	3.45	11-4-2020	500,000	507,982
Raymond James Financial Incorporated	4.25	4-15-2016	100,000	105,367
Raymond James Financial Incorporated	8.60	8-15-2019	100,000	124,437
TD Ameritrade Holding Corporation	5.60	12-1-2019	200,000	230,020
Vesey Street Investment Trust I	4.40	9-1-2016	1,500,000	1,596,230

				73,962,268

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	43

Security name	Interest rate	Maturity date	Principal	Value

Commercial Banks: 0.99%
Australia & New Zealand Banking Group Limited	1.45%	5-15-2018	$250,000	$240,402
Australia & New Zealand Banking Group Limited	1.88	10-6-2017	250,000	247,631
Bank One Corporation	7.63	10-15-2026	240,000	294,330
Bank One Corporation	8.00	4-29-2027	550,000	706,782
Branch Banking & Trust Corporation	2.15	3-22-2017	500,000	501,705
Branch Banking & Trust Corporation	3.20	3-15-2016	100,000	104,451
Branch Banking & Trust Corporation	3.95	4-29-2016	350,000	373,650
Branch Banking & Trust Corporation	3.95	3-22-2022	500,000	494,331
Branch Banking & Trust Corporation	5.20	12-23-2015	500,000	543,823
Branch Banking & Trust Corporation	5.63	9-15-2016	100,000	111,612
Branch Banking & Trust Corporation	6.85	4-30-2019	500,000	601,757
Capital One Bank USA NA	3.38	2-15-2023	500,000	464,092
Comerica Bank	5.75	11-21-2016	500,000	563,754
Comerica Incorporated	3.00	9-16-2015	100,000	103,973
Commonwealth Bank of Australia (New York)	1.25	9-18-2015	500,000	504,354
Commonwealth Bank of Australia (New York)	1.90	9-18-2017	250,000	248,481
Compass Bank	6.40	10-1-2017	250,000	267,747
Fifth Third Bancorp	3.63	1-25-2016	500,000	525,494
Fifth Third Bancorp	5.45	1-15-2017	500,000	547,970
Fifth Third Bancorp	8.25	3-1-2038	750,000	966,494
First Horizon National Corporation	5.38	12-15-2015	500,000	538,679
HSBC Bank USA NA	4.88	8-24-2020	800,000	851,790
HSBC Bank USA NA	5.00	9-27-2020	500,000	527,385
HSBC Bank USA NA	5.63	8-15-2035	225,000	229,761
HSBC Bank USA NA	7.00	1-15-2039	500,000	595,827
HSBC Finance Capital Trust IX ±	5.91	11-30-2035	200,000	202,750
HSBC Holdings plc	6.10	1-14-2042	500,000	588,109
HSBC Holdings plc	6.50	5-2-2036	1,000,000	1,124,610
HSBC Holdings plc	6.50	9-15-2037	850,000	959,105
HSBC USA Incorporated	1.63	1-16-2018	1,000,000	968,565
HSBC USA Incorporated	2.38	2-13-2015	500,000	511,331
Huntington Bancshares Incorporated	2.60	8-2-2018	250,000	247,067
Huntington Bancshares Incorporated	7.00	12-15-2020	25,000	29,300
KeyBank NA	1.65	2-1-2018	400,000	388,711
KeyBank NA	4.95	9-15-2015	250,000	267,485
KeyBank NA	5.45	3-3-2016	500,000	547,336
KeyCorp	5.10	3-24-2021	500,000	547,182
Manufacturers & Traders Trust Company	6.63	12-4-2017	500,000	583,967
MUFG Capital Finance 1 Limited ±	6.35	12-31-2049	1,000,000	1,097,500
National Australia Bank Limited	1.30	7-25-2016	250,000	249,467
National Australia Bank Limited	1.60	8-7-2015	500,000	507,635
National Australia Bank Limited	2.75	3-9-2017	1,000,000	1,023,679
National Australia Bank Limited	3.00	1-20-2023	350,000	322,116
PNC Bank NA	2.70	11-1-2022	350,000	314,183
PNC Bank NA	2.95	1-30-2023	300,000	273,553
PNC Bank NA	3.80	7-25-2023	300,000	291,107
PNC Bank NA	6.00	12-7-2017	500,000	573,310
PNC Bank NA	6.88	4-1-2018	175,000	207,652
Regions Financial Corporation	2.00	5-15-2018	300,000	286,597
Regions Financial Corporation	5.75	6-15-2015	200,000	214,493

44	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Commercial Banks (continued)
Sovereign Bank	8.75%	5-30-2018	$250,000	$298,159
Sumitomo Mitsui Banking Corporation	1.45	7-19-2016	250,000	250,382
Sumitomo Mitsui Banking Corporation	1.50	1-18-2018	500,000	482,697
Sumitomo Mitsui Banking Corporation	3.20	7-18-2022	1,000,000	946,581
Sumitomo Mitsui Banking Corporation	3.95	7-19-2023	250,000	247,604
SunTrust Bank Incorporated	3.60	4-15-2016	250,000	263,554
SunTrust Bank Incorporated	5.00	9-1-2015	34,000	36,228
SunTrust Bank Incorporated	6.00	9-11-2017	750,000	852,563
SunTrust Bank Incorporated	7.25	3-15-2018	500,000	593,351
SVB Financial Group	5.38	9-15-2020	160,000	174,297
Svenska Handelsbanken AB	3.13	7-12-2016	500,000	521,731
Union Bank NA	2.13	6-16-2017	250,000	248,532
Union Bank NA	5.95	5-11-2016	450,000	499,001
UnionBanCal Corporation	3.50	6-18-2022	200,000	193,099
US Bancorp NA	2.45	7-27-2015	500,000	516,170
US Bancorp NA	2.95	7-15-2022	575,000	536,096
US Bancorp NA	3.44	2-1-2016	500,000	520,977
US Bancorp NA	4.13	5-24-2021	1,000,000	1,048,929
US Bank NA ±	3.78	4-29-2020	1,000,000	1,043,545
US Bank NA	4.95	10-30-2014	275,000	288,727
Wachovia Bank NA (l)	4.88	2-1-2015	350,000	369,093
Wachovia Bank NA (l)	5.85	2-1-2037	1,000,000	1,112,278
Wachovia Bank NA (l)	6.60	1-15-2038	600,000	729,646
Wachovia Corporation (l)	5.50	8-1-2035	700,000	721,833
Wachovia Corporation (l)	5.63	10-15-2016	1,200,000	1,339,584
Wachovia Corporation (l)	5.75	6-15-2017	1,000,000	1,137,810
Wachovia Corporation (l)	5.75	2-1-2018	1,000,000	1,144,296
Wells Fargo & Company (l)	1.25	2-13-2015	1,500,000	1,507,748
Wells Fargo & Company (l)	1.50	7-1-2015	750,000	758,414
Wells Fargo & Company (l)	1.50	1-16-2018	1,000,000	972,745
Wells Fargo & Company (l)	2.63	12-15-2016	1,000,000	1,036,968
Wells Fargo & Company (l)	3.45	2-13-2023	750,000	697,722
Wells Fargo & Company (l)	3.50	3-8-2022	1,000,000	991,392
Wells Fargo & Company (l)	3.68	6-15-2016	1,000,000	1,061,939
Wells Fargo & Company (l)	3.75	10-1-2014	1,500,000	1,551,768
Wells Fargo & Company (l)	4.60	4-1-2021	1,250,000	1,344,323
Wells Fargo & Company (l)	5.63	12-11-2017	1,500,000	1,708,895
Wells Fargo Bank NA (l)	5.95	8-26-2036	350,000	394,176
Wells Fargo Capital X (l)	5.95	12-1-2086	500,000	480,007
Westpac Banking Corporation	3.00	12-9-2015	1,000,000	1,045,792
Zions Bancorporation	4.50	6-13-2023	100,000	98,223

				53,249,960

Consumer Finance: 0.87%
Ahold Finance USA LLC	6.88	5-1-2029	300,000	357,350
American Express Centurion Bank	6.00	9-13-2017	500,000	573,634
American Express Company	1.55	5-22-2018	375,000	362,539
American Express Company	2.65	12-2-2022	575,000	524,764
American Express Company	4.05	12-3-2042	405,000	353,586
American Express Company	5.50	9-12-2016	500,000	557,014

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	45

Security name	Interest rate	Maturity date	Principal	Value

Consumer Finance (continued)
American Express Company ±	6.80%	9-1-2066	$200,000	$213,600
American Express Company	7.00	3-19-2018	800,000	956,682
American Express Company	8.13	5-20-2019	500,000	643,261
American Express Credit Corporation	1.75	6-12-2015	1,078,000	1,095,231
American Express Credit Corporation	2.13	7-27-2018	200,000	198,501
American Express Credit Corporation	2.38	3-24-2017	750,000	768,487
American Express Credit Corporation	2.75	9-15-2015	1,000,000	1,036,109
American Express Credit Corporation	2.80	9-19-2016	500,000	521,432
American Express Credit Corporation	5.30	12-2-2015	500,000	545,340
Anadarko Finance Company Series B	7.50	5-1-2031	325,000	405,090
Barrick Gold Finance Company LLC	4.40	5-30-2021	600,000	559,597
Barrick Gold Finance Company LLC	5.70	5-30-2041	300,000	254,179
Bunge Limited Finance Corporation	4.10	3-15-2016	100,000	105,213
Bunge Limited Finance Corporation	5.10	7-15-2015	300,000	319,813
Bunge Limited Finance Corporation	8.50	6-15-2019	500,000	607,586
Capital One Bank USA NA	8.80	7-15-2019	750,000	953,572
Capital One Financial Corporation	1.00	11-6-2015	300,000	297,903
Capital One Financial Corporation	2.15	3-23-2015	500,000	507,907
Capital One Financial Corporation	3.15	7-15-2016	260,000	270,590
Capital One Financial Corporation	4.75	7-15-2021	450,000	472,601
Capital One Financial Corporation	6.15	9-1-2016	500,000	555,213
Capital One Financial Corporation	6.75	9-15-2017	283,000	329,665
Caterpillar Financial Services Corporation	1.10	5-29-2015	500,000	503,371
Caterpillar Financial Services Corporation	2.65	4-1-2016	100,000	103,803
Caterpillar Financial Services Corporation	5.50	3-15-2016	275,000	303,083
Caterpillar Financial Services Corporation	7.15	2-15-2019	250,000	306,148
Caterpillar Financial Services Corporation Series F	4.75	2-17-2015	415,000	439,902
Daimler Finance North America LLC	8.50	1-18-2031	425,000	612,791
Devon Financing Corporation LLC	7.88	9-30-2031	620,000	796,631
Discover Financial Services	3.85	11-21-2022	550,000	517,764
Discover Financial Services	5.20	4-27-2022	600,000	619,850
Ford Motor Credit Company LLC	1.70	5-9-2016	400,000	394,768
Ford Motor Credit Company LLC	3.00	6-12-2017	5,200,000	5,233,561
Ford Motor Credit Company LLC	3.88	1-15-2015	2,000,000	2,059,406
Ford Motor Credit Company LLC	4.25	9-20-2022	773,000	751,573
Ford Motor Credit Company LLC	5.88	8-2-2021	2,000,000	2,170,342
Ford Motor Credit Company LLC	7.00	4-15-2015	500,000	540,867
Ford Motor Credit Company LLC	8.70	10-1-2014	250,000	269,104
HSBC Finance Corporation	5.00	6-30-2015	1,825,000	1,939,258
HSBC Finance Corporation	6.68	1-15-2021	1,179,000	1,328,847
John Deere Capital Corporation	0.75	1-22-2016	500,000	497,003
John Deere Capital Corporation	0.88	4-17-2015	200,000	200,890
John Deere Capital Corporation	0.95	6-29-2015	200,000	201,126
John Deere Capital Corporation	1.25	12-2-2014	250,000	252,418
John Deere Capital Corporation	1.30	3-12-2018	550,000	533,033
John Deere Capital Corporation	1.40	3-15-2017	500,000	495,265
John Deere Capital Corporation	2.25	6-7-2016	200,000	206,360
John Deere Capital Corporation	2.80	1-27-2023	500,000	469,169
John Deere Capital Corporation	2.95	3-9-2015	250,000	258,794
John Deere Capital Corporation	3.90	7-12-2021	300,000	312,386

46	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Consumer Finance (continued)
John Deere Capital Corporation	5.50%	4-13-2017	$100,000	$112,124
John Deere Capital Corporation	5.75	9-10-2018	500,000	579,257
National City Corporation	4.90	1-15-2015	360,000	379,898
National City Corporation	6.88	5-15-2019	500,000	589,868
PACCAR Financial Corporation	0.70	11-16-2015	250,000	248,980
PACCAR Financial Corporation	0.75	8-14-2015	300,000	300,475
PACCAR Financial Corporation	1.15	8-16-2016	350,000	349,541
Reed Elsevier Capital Incorporated	3.13	10-15-2022	500,000	458,627
Reed Elsevier Capital Incorporated	8.63	1-15-2019	500,000	628,202
Toyota Motor Credit Corporation	0.80	5-17-2016	300,000	298,362
Toyota Motor Credit Corporation	0.88	7-17-2015	500,000	502,197
Toyota Motor Credit Corporation	1.00	2-17-2015	550,000	553,906
Toyota Motor Credit Corporation	1.25	11-17-2014	400,000	403,498
Toyota Motor Credit Corporation	1.25	10-5-2017	650,000	634,286
Toyota Motor Credit Corporation	2.00	9-15-2016	500,000	511,177
Toyota Motor Credit Corporation	2.05	1-12-2017	750,000	759,063
Toyota Motor Credit Corporation	2.80	1-11-2016	500,000	520,666
Toyota Motor Credit Corporation	3.20	6-17-2015	1,000,000	1,044,808
Toyota Motor Credit Corporation	3.30	1-12-2022	500,000	490,365
Toyota Motor Credit Corporation	3.40	9-15-2021	350,000	349,792
Toyota Motor Credit Corporation	4.50	6-17-2020	500,000	541,603

				46,920,667

Diversified Financial Services: 2.60%
ABB Finance (USA) Incorporated	1.63	5-8-2017	100,000	99,177
ABB Finance (USA) Incorporated	2.88	5-8-2022	1,100,000	1,044,281
ABB Finance (USA) Incorporated	4.38	5-8-2042	37,000	34,627
AmeriTech Funding Corporation	6.45	1-15-2018	300,000	343,618
Bank of America Corporation	1.50	10-9-2015	1,000,000	1,001,892
Bank of America Corporation	2.00	1-11-2018	750,000	727,148
Bank of America Corporation	3.30	1-11-2023	1,600,000	1,475,677
Bank of America Corporation	3.63	3-17-2016	2,000,000	2,094,278
Bank of America Corporation	3.70	9-1-2015	500,000	521,998
Bank of America Corporation	3.75	7-12-2016	2,000,000	2,108,780
Bank of America Corporation	4.50	4-1-2015	1,000,000	1,048,545
Bank of America Corporation	4.75	8-1-2015	1,750,000	1,857,182
Bank of America Corporation	5.25	12-1-2015	500,000	538,958
Bank of America Corporation	5.49	3-15-2019	250,000	269,752
Bank of America Corporation	5.63	10-14-2016	100,000	110,661
Bank of America Corporation	5.63	7-1-2020	1,500,000	1,648,092
Bank of America Corporation	5.70	1-24-2022	2,000,000	2,202,922
Bank of America Corporation	5.75	12-1-2017	1,500,000	1,676,427
Bank of America Corporation	5.88	1-5-2021	500,000	556,412
Bank of America Corporation	5.88	2-7-2042	500,000	553,124
Bank of America Corporation	6.00	9-1-2017	1,000,000	1,122,083
Bank of America Corporation	6.00	10-15-2036	800,000	900,780
Bank of America Corporation	6.50	8-1-2016	1,850,000	2,085,192
Bank of America Corporation	7.63	6-1-2019	2,500,000	3,004,753
BHP Billiton Finance USA Limited	1.13	11-21-2014	150,000	151,152

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	47

Security name	Interest rate	Maturity date	Principal	Value

Diversified Financial Services (continued)
BHP Billiton Finance USA Limited	3.25%	11-21-2021	$500,000	$485,265
BHP Billiton Finance USA Limited	4.13	2-24-2042	650,000	591,837
BHP Billiton Finance USA Limited	5.25	12-15-2015	150,000	164,362
Block Financial LLC	5.50	11-1-2022	200,000	201,237
Boeing Capital Corporation	2.13	8-15-2016	200,000	205,899
Boeing Capital Corporation	4.70	10-27-2019	500,000	557,826
Citigroup Incorporated	1.25	1-15-2016	750,000	743,329
Citigroup Incorporated	1.75	5-1-2018	100,000	96,049
Citigroup Incorporated	2.25	8-7-2015	500,000	508,816
Citigroup Incorporated	2.65	3-2-2015	1,500,000	1,533,903
Citigroup Incorporated	3.38	3-1-2023	632,000	594,452
Citigroup Incorporated	3.50	5-15-2023	500,000	449,755
Citigroup Incorporated	3.95	6-15-2016	1,000,000	1,059,847
Citigroup Incorporated	4.05	7-30-2022	400,000	384,107
Citigroup Incorporated	4.50	1-14-2022	1,500,000	1,557,267
Citigroup Incorporated	4.59	12-15-2015	700,000	747,744
Citigroup Incorporated	4.75	5-19-2015	1,500,000	1,588,614
Citigroup Incorporated	5.00	9-15-2014	900,000	935,036
Citigroup Incorporated	5.38	8-9-2020	500,000	553,381
Citigroup Incorporated	5.50	10-15-2014	1,000,000	1,049,270
Citigroup Incorporated	5.50	2-15-2017	1,000,000	1,084,367
Citigroup Incorporated	5.88	2-22-2033	500,000	490,722
Citigroup Incorporated	5.88	5-29-2037	500,000	543,643
Citigroup Incorporated	5.88	1-30-2042	500,000	553,104
Citigroup Incorporated	6.00	8-15-2017	100,000	113,077
Citigroup Incorporated	6.00	10-31-2033	725,000	721,735
Citigroup Incorporated	6.13	11-21-2017	1,000,000	1,144,959
Citigroup Incorporated	6.13	5-15-2018	3,000,000	3,437,565
Citigroup Incorporated	6.13	8-25-2036	500,000	499,186
Citigroup Incorporated	6.38	8-12-2014	1,500,000	1,580,118
Citigroup Incorporated	6.88	3-5-2038	1,300,000	1,614,761
Citigroup Incorporated	8.13	7-15-2039	855,000	1,171,872
Citigroup Incorporated	8.50	5-22-2019	900,000	1,139,273
Credit Suisse New York	4.38	8-5-2020	1,000,000	1,064,162
Credit Suisse New York	5.40	1-14-2020	1,500,000	1,625,688
Deutsche Bank Financial LLC	5.38	3-2-2015	300,000	315,907
Fidelity National Information Services Incorporated	5.00	3-15-2022	300,000	307,914
General Electric Capital Corporation	1.50	7-12-2016	500,000	501,595
General Electric Capital Corporation	1.63	7-2-2015	1,750,000	1,771,702
General Electric Capital Corporation	2.30	4-27-2017	2,000,000	2,025,364
General Electric Capital Corporation	3.10	1-9-2023	1,000,000	922,367
General Electric Capital Corporation	3.15	9-7-2022	2,000,000	1,854,064
General Electric Capital Corporation	3.35	10-17-2016	2,000,000	2,106,262
General Electric Capital Corporation	3.50	6-29-2015	500,000	523,005
General Electric Capital Corporation	3.75	11-14-2014	500,000	518,197
General Electric Capital Corporation	4.38	9-16-2020	2,000,000	2,108,414
General Electric Capital Corporation	4.63	1-7-2021	500,000	528,200
General Electric Capital Corporation	4.65	10-17-2021	1,275,000	1,341,078
General Electric Capital Corporation	4.88	3-4-2015	1,000,000	1,059,171
General Electric Capital Corporation	5.00	1-8-2016	1,000,000	1,084,675

48	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Diversified Financial Services (continued)
General Electric Capital Corporation	5.30%	2-11-2021	$845,000	$911,156
General Electric Capital Corporation	5.50	1-8-2020	1,000,000	1,121,363
General Electric Capital Corporation	5.63	9-15-2017	1,500,000	1,695,272
General Electric Capital Corporation	5.63	5-1-2018	2,000,000	2,278,888
General Electric Capital Corporation	5.88	1-14-2038	2,500,000	2,699,448
General Electric Capital Corporation	6.00	8-7-2019	850,000	978,063
General Electric Capital Corporation	6.15	8-7-2037	650,000	726,460
General Electric Capital Corporation ±	6.38	11-15-2067	1,000,000	1,055,000
General Electric Capital Corporation	6.75	3-15-2032	2,100,000	2,507,014
General Electric Capital Corporation	6.88	1-10-2039	1,500,000	1,810,967
ING US Incorporated	2.90	2-15-2018	400,000	395,100
ING US Incorporated	5.50	7-15-2022	500,000	533,601
JPMorgan Chase & Company	1.10	10-15-2015	825,000	824,348
JPMorgan Chase & Company	1.13	2-26-2016	250,000	249,315
JPMorgan Chase & Company	1.63	5-15-2018	1,750,000	1,673,714
JPMorgan Chase & Company	1.80	1-25-2018	500,000	486,599
JPMorgan Chase & Company	1.88	3-20-2015	600,000	607,754
JPMorgan Chase & Company	2.00	8-15-2017	1,500,000	1,489,415
JPMorgan Chase & Company	2.60	1-15-2016	1,500,000	1,542,519
JPMorgan Chase & Company	3.20	1-25-2023	1,000,000	928,315
JPMorgan Chase & Company	3.25	9-23-2022	1,500,000	1,401,314
JPMorgan Chase & Company	3.38	5-1-2023	1,000,000	906,160
JPMorgan Chase & Company	3.40	6-24-2015	500,000	520,669
JPMorgan Chase & Company	3.45	3-1-2016	2,500,000	2,625,845
JPMorgan Chase & Company	3.70	1-20-2015	600,000	622,081
JPMorgan Chase & Company	4.35	8-15-2021	2,000,000	2,073,614
JPMorgan Chase & Company	4.40	7-22-2020	1,500,000	1,571,724
JPMorgan Chase & Company	4.63	5-10-2021	1,500,000	1,583,901
JPMorgan Chase & Company	5.25	5-1-2015	1,100,000	1,170,584
JPMorgan Chase & Company	5.60	7-15-2041	1,100,000	1,188,465
JPMorgan Chase & Company	5.63	8-16-2043	200,000	199,046
JPMorgan Chase & Company	6.00	10-1-2017	1,250,000	1,417,971
JPMorgan Chase & Company	6.00	1-15-2018	1,000,000	1,142,945
JPMorgan Chase & Company	6.30	4-23-2019	1,500,000	1,740,609
JPMorgan Chase & Company	6.40	5-15-2038	1,350,000	1,595,167
Mellon Funding Corporation	5.00	12-1-2014	200,000	210,185
Mellon Funding Corporation	5.50	11-15-2018	200,000	226,160
Merrill Lynch & Company Incorporated	6.05	5-16-2016	1,500,000	1,639,827
Merrill Lynch & Company Incorporated	6.11	1-29-2037	600,000	608,341
Merrill Lynch & Company Incorporated	6.40	8-28-2017	500,000	569,514
Merrill Lynch & Company Incorporated	6.88	4-25-2018	1,690,000	1,962,996
Merrill Lynch & Company Incorporated	7.75	5-14-2038	750,000	899,323
Moody’s Corporation	4.50	9-1-2022	250,000	246,756
Moody’s Corporation	4.88	2-15-2024	350,000	345,945
Murray Street Investment Trust I	4.65	3-9-2017	1,000,000	1,060,060
NASDAQ OMX Group Incorporated	4.00	1-15-2015	200,000	206,722
NASDAQ OMX Group Incorporated	5.25	1-16-2018	60,000	64,269
NASDAQ OMX Group Incorporated	5.55	1-15-2020	500,000	525,110
National Rural Utilities Cooperative Finance Corporation	1.00	2-2-2015	675,000	678,421
National Rural Utilities Cooperative Finance Corporation	3.05	3-1-2016	100,000	104,761

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	49

Security name	Interest rate	Maturity date	Principal	Value

Diversified Financial Services (continued)
National Rural Utilities Cooperative Finance Corporation	4.02%	11-1-2032	$200,000	$191,848
National Rural Utilities Cooperative Finance Corporation	5.45	4-10-2017	250,000	281,293
National Rural Utilities Cooperative Finance Corporation	10.38	11-1-2018	700,000	960,657
National Rural Utilities Cooperative Finance Corporation Series C	8.00	3-1-2032	300,000	408,294
NCUA Guaranteed Notes	3.45	6-12-2021	200,000	206,716
ORIX Corporation	5.00	1-12-2016	500,000	532,208
PC Financial Partnership	5.00	11-15-2014	250,000	261,571
PNC Funding Corporation	2.70	9-19-2016	1,000,000	1,035,293
PNC Funding Corporation	3.63	2-8-2015	1,100,000	1,143,493
PNC Funding Corporation	5.13	2-8-2020	150,000	165,926
PNC Funding Corporation	5.25	11-15-2015	250,000	271,644
PNC Funding Corporation	5.63	2-1-2017	350,000	387,689
PNC Funding Corporation	6.70	6-10-2019	500,000	595,545
Private Export Funding Corporation	1.38	2-15-2017	375,000	375,302
Private Export Funding Corporation	2.05	11-15-2022	250,000	224,778
Private Export Funding Corporation	2.45	7-15-2024	300,000	266,753
Private Export Funding Corporation	4.30	12-15-2021	100,000	109,128
Private Export Funding Corporation	4.95	11-15-2015	250,000	273,371
Santander Holdings USA	4.63	4-19-2016	500,000	525,206
TECO Finance Incorporated	4.00	3-15-2016	130,000	137,681
TECO Finance Incorporated	5.15	3-15-2020	65,000	70,506
TECO Finance Incorporated	6.57	11-1-2017	250,000	287,188
UBS AG Stamford Connecticut	5.88	7-15-2016	430,000	475,145
UBS Preferred Funding Trust V Series 1 ±«	6.24	5-29-2049	500,000	526,250
Unilever Capital Corporation	0.45	7-30-2015	200,000	198,966
Unilever Capital Corporation	0.85	8-2-2017	500,000	481,459
Unilever Capital Corporation	2.75	2-10-2016	300,000	312,167
Unilever Capital Corporation	4.25	2-10-2021	300,000	321,122
Unilever Capital Corporation	4.80	2-15-2019	350,000	391,640
Unilever Capital Corporation	5.90	11-15-2032	300,000	365,021

				140,344,310

Insurance: 0.98%
ACE INA Holdings Incorporated	2.60	11-23-2015	500,000	518,299
ACE INA Holdings Incorporated	5.60	5-15-2015	350,000	377,856
ACE INA Holdings Incorporated	5.90	6-15-2019	500,000	587,744
Aegon Funding Corporation	5.75	12-15-2020	75,000	83,923
AFLAC Incorporated	3.45	8-15-2015	150,000	157,243
AFLAC Incorporated	3.63	6-15-2023	500,000	481,453
AFLAC Incorporated	6.90	12-17-2039	250,000	310,998
AFLAC Incorporated	8.50	5-15-2019	250,000	319,844
Alleghany Corporation	5.63	9-15-2020	100,000	109,048
Allied World Assurance	5.50	11-15-2020	300,000	323,239
Allstate Corporation	5.55	5-9-2035	830,000	920,625
Allstate Corporation ±	6.13	5-15-2067	300,000	313,500
Allstate Corporation ±	6.50	5-15-2067	200,000	212,000
Allstate Corporation	7.45	5-16-2019	650,000	815,603
American International Group Incorporated	3.00	3-20-2015	500,000	514,265
American International Group Incorporated	3.80	3-22-2017	1,000,000	1,057,193

50	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Insurance (continued)
American International Group Incorporated	4.25%	9-15-2014	$500,000	$516,742
American International Group Incorporated	4.88	9-15-2016	500,000	545,178
American International Group Incorporated	4.88	6-1-2022	1,000,000	1,064,818
American International Group Incorporated	5.05	10-1-2015	250,000	269,918
American International Group Incorporated	5.45	5-18-2017	700,000	776,299
American International Group Incorporated	5.85	1-16-2018	850,000	957,718
American International Group Incorporated	6.25	5-1-2036	400,000	453,865
American International Group Incorporated	6.40	12-15-2020	1,000,000	1,165,381
American International Group Incorporated	6.82	11-15-2037	746,000	878,108
American International Group Incorporated ±	8.18	5-15-2068	500,000	586,250
American International Group Incorporated	8.25	8-15-2018	750,000	926,651
AON Corporation	3.13	5-27-2016	350,000	364,994
AON Corporation	3.50	9-30-2015	100,000	104,775
AON Corporation	5.00	9-30-2020	550,000	598,442
AON Corporation	6.25	9-30-2040	100,000	113,756
Assurant Incorporated	6.75	2-15-2034	375,000	401,502
AXIS Specialty Finance LLC	5.88	6-1-2020	200,000	219,736
Berkshire Hathaway Financial Incorporated	1.30	5-15-2018	200,000	193,251
Berkshire Hathaway Financial Incorporated	1.55	2-9-2018	300,000	293,586
Berkshire Hathaway Financial Incorporated	1.60	5-15-2017	500,000	500,755
Berkshire Hathaway Financial Incorporated	1.90	1-31-2017	1,275,000	1,289,408
Berkshire Hathaway Financial Incorporated	2.20	8-15-2016	300,000	309,752
Berkshire Hathaway Financial Incorporated	3.00	2-11-2023	100,000	95,557
Berkshire Hathaway Financial Incorporated	3.40	1-31-2022	250,000	249,480
Berkshire Hathaway Financial Incorporated	4.30	5-15-2043	300,000	271,619
Berkshire Hathaway Financial Incorporated	4.40	5-15-2042	500,000	462,529
Berkshire Hathaway Financial Incorporated	4.50	2-11-2043	400,000	374,709
CHUBB Corporation	5.75	5-15-2018	250,000	288,313
CHUBB Corporation	6.00	5-11-2037	280,000	333,082
CHUBB Corporation ±	6.38	3-29-2067	350,000	378,875
CHUBB Corporation	6.50	5-15-2038	350,000	439,170
Cincinnati Financial Corporation	6.92	5-15-2028	75,000	87,722
CNA Financial Corporation	5.85	12-15-2014	365,000	386,990
CNA Financial Corporation	5.88	8-15-2020	500,000	564,471
CNA Financial Corporation	6.50	8-15-2016	50,000	56,409
CNA Financial Corporation	7.35	11-15-2019	295,000	355,774
Endurance Specialty Holdings Limited	7.00	7-15-2034	200,000	213,975
Fidelity National Financial Incorporated	5.50	9-1-2022	100,000	103,742
GE Global Insurance Holdings	7.00	2-15-2026	430,000	521,534
Genworth Financial Incorporated	4.95	10-1-2015	100,000	109,015
Genworth Financial Incorporated	6.52	5-22-2018	500,000	557,874
Genworth Financial Incorporated	7.20	2-15-2021	500,000	567,531
Genworth Financial Incorporated	8.63	12-15-2016	500,000	593,767
Hartford Financial Services Group Incorporated	4.30	4-15-2043	43,000	38,324
Hartford Financial Services Group Incorporated	5.13	4-15-2022	240,000	260,800
Hartford Financial Services Group Incorporated	5.50	10-15-2016	250,000	276,217
Hartford Financial Services Group Incorporated	5.50	3-30-2020	250,000	278,826
Hartford Financial Services Group Incorporated	5.95	10-15-2036	75,000	82,853
Hartford Financial Services Group Incorporated	6.10	10-1-2041	250,000	285,524
Hartford Financial Services Group Incorporated	6.30	3-15-2018	250,000	285,393

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	51

Security name	Interest rate	Maturity date	Principal	Value

Insurance (continued)
Hartford Financial Services Group Incorporated	6.63%	3-30-2040	$500,000	$598,847
Infinity Property & Casualty Corporation	5.00	9-19-2022	100,000	97,108
Lincoln National Corporation	4.00	9-1-2023	250,000	247,385
Lincoln National Corporation	4.85	6-24-2021	80,000	85,297
Lincoln National Corporation	6.15	4-7-2036	500,000	570,048
Lincoln National Corporation	6.25	2-15-2020	300,000	346,877
Lincoln National Corporation ±	7.00	5-17-2066	350,000	355,250
Lincoln National Corporation	8.75	7-1-2019	220,000	282,383
Loews Corporation	2.63	5-15-2023	150,000	135,376
Loews Corporation	4.13	5-15-2043	200,000	170,643
Loews Corporation	5.25	3-15-2016	200,000	218,402
Markel Corporation	3.63	3-30-2023	150,000	141,350
Markel Corporation	5.00	3-30-2043	100,000	94,006
Markel Corporation	5.35	6-1-2021	100,000	107,947
Markel Corporation	7.13	9-30-2019	100,000	119,317
Marsh & McLennan Companies Incorporated	4.80	7-15-2021	300,000	321,132
Marsh & McLennan Companies Incorporated	5.75	9-15-2015	500,000	544,934
Marsh & McLennan Companies Incorporated	9.25	4-15-2019	300,000	386,153
MetLife Incorporated	4.13	8-13-2042	300,000	264,734
MetLife Incorporated	4.75	2-8-2021	750,000	814,472
MetLife Incorporated	5.70	6-15-2035	400,000	440,349
MetLife Incorporated	5.88	2-6-2041	700,000	792,190
MetLife Incorporated	6.38	6-15-2034	280,000	333,919
MetLife Incorporated	6.40	12-15-2066	800,000	804,000
MetLife Incorporated	6.50	12-15-2032	200,000	241,345
MetLife Incorporated	6.75	6-1-2016	500,000	572,268
MetLife Incorporated Series A	6.82	8-15-2018	750,000	903,276
OneBeacon US Holdings Incorporated	4.60	11-9-2022	100,000	98,171
PartnerRe Finance B LLC	5.50	6-1-2020	250,000	271,507
Principal Financial Group Incorporated	3.30	9-15-2022	250,000	241,479
Principal Financial Group Incorporated	4.63	9-15-2042	250,000	236,152
Progressive Corporation	3.75	8-23-2021	1,000,000	1,013,179
Progressive Corporation	6.25	12-1-2032	75,000	89,735
Progressive Corporation ±	6.70	6-15-2067	500,000	536,250
Protective Life Corporation	7.38	10-15-2019	500,000	597,914
Prudential Financial Incorporated	3.00	5-12-2016	1,000,000	1,039,189
Prudential Financial Incorporated	3.88	1-14-2015	100,000	104,107
Prudential Financial Incorporated	4.50	11-16-2021	250,000	263,505
Prudential Financial Incorporated	4.75	9-17-2015	1,000,000	1,075,546
Prudential Financial Incorporated	5.10	9-20-2014	500,000	523,523
Prudential Financial Incorporated ±	5.20	3-15-2044	250,000	225,000
Prudential Financial Incorporated	5.38	6-21-2020	500,000	560,129
Prudential Financial Incorporated	5.70	12-14-2036	538,000	571,152
Prudential Financial Incorporated ±	5.88	9-15-2042	500,000	487,500
Prudential Financial Incorporated	6.20	1-15-2015	30,000	32,100
Prudential Financial Incorporated	6.20	11-15-2040	250,000	285,030
Prudential Financial Incorporated	6.63	12-1-2037	65,000	77,692
Prudential Financial Incorporated	7.38	6-15-2019	355,000	434,534
Prudential Financial Incorporated ±	8.88	6-15-2038	200,000	241,000
Prudential Financial Incorporated Series B	5.75	7-15-2033	500,000	544,316

52	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Insurance (continued)
Prudential Financial Incorporated Series C	5.40%	6-13-2035	$180,000	$188,538
Reinsurance Group of America Incorporated	5.00	6-1-2021	60,000	63,635
Reinsurance Group of America Incorporated	6.45	11-15-2019	350,000	403,084
StanCorp Financial Group Incorporated	5.00	8-15-2022	100,000	98,032
Torchmark Corporation	3.80	9-15-2022	350,000	343,736
Transatlantic Holdings Incorporated	5.75	12-14-2015	475,000	516,760
Transatlantic Holdings Incorporated	8.00	11-30-2039	100,000	124,878
Travelers Companies Incorporated	5.35	11-1-2040	350,000	388,231
Travelers Companies Incorporated	5.50	12-1-2015	180,000	198,361
Travelers Companies Incorporated	5.75	12-15-2017	250,000	287,939
Travelers Companies Incorporated	5.90	6-2-2019	500,000	588,694
Travelers Companies Incorporated	6.25	6-15-2037	365,000	442,000
Travelers Property Casualty Corporation	6.38	3-15-2033	600,000	725,933
Unitrin Incorporated	6.00	5-15-2017	100,000	108,488
Unum Group	7.13	9-30-2016	115,000	131,184
WR Berkley Corporation	5.38	9-15-2020	200,000	217,359
WR Berkley Corporation	6.25	2-15-2037	100,000	109,279
XL Capital Limited	6.25	5-15-2027	100,000	110,409
XL Capital Limited	6.38	11-15-2024	100,000	113,245

				52,851,296

Real Estate Management & Development: 0.02%
AMB Property LP	6.63	12-1-2019	500,000	585,101
Jones Lang LaSalle Incorporated	4.40	11-15-2022	100,000	96,483
Regency Centers LP	4.80	4-15-2021	200,000	208,423
Regency Centers LP	5.88	6-15-2017	100,000	110,539

				1,000,546

REITs: 0.58%
American Campus Communities Incorporated	3.75	4-15-2023	100,000	93,612
American Tower Corporation	3.50	1-31-2023	150,000	134,655
American Tower Corporation	4.50	1-15-2018	500,000	528,174
American Tower Corporation	4.63	4-1-2015	100,000	104,458
American Tower Corporation	5.05	9-1-2020	500,000	517,289
American Tower Corporation	5.90	11-1-2021	565,000	604,983
American Tower Corporation	7.00	10-15-2017	350,000	397,837
AvalonBay Communities Incorporated	2.95	9-15-2022	350,000	319,921
AvalonBay Communities Incorporated	5.70	3-15-2017	150,000	167,144
AvalonBay Communities Incorporated	6.10	3-15-2020	100,000	114,751
BioMed Realty Trust Incorporated	3.85	4-15-2016	150,000	156,729
Boston Properties LP	3.13	9-1-2023	150,000	136,628
Boston Properties LP	3.80	2-1-2024	300,000	286,804
Boston Properties LP	3.85	2-1-2023	400,000	387,737
Boston Properties LP	4.13	5-15-2021	300,000	305,667
Boston Properties LP	5.00	6-1-2015	100,000	106,809
Boston Properties LP	5.63	4-15-2015	250,000	268,272
Boston Properties LP	5.63	11-15-2020	500,000	558,994
Boston Properties LP	5.88	10-15-2019	500,000	570,484
Brandywine Operating Partnership LP	3.95	2-15-2023	350,000	327,399

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	53

Security name	Interest rate	Maturity date	Principal	Value

REITs (continued)
BRE Properties Incorporated	3.38%	1-15-2023	$500,000	$458,891
BRE Properties Incorporated	5.20	3-15-2021	65,000	69,554
Camden Property Trust	2.95	12-15-2022	150,000	135,619
Camden Property Trust	4.63	6-15-2021	150,000	156,963
Camden Property Trust	4.88	6-15-2023	100,000	103,991
Commonwealth REIT	5.88	9-15-2020	100,000	100,549
Corporate Office Properties LP	3.60	5-15-2023	100,000	91,300
DDR Corporation	3.38	5-15-2023	250,000	225,735
DDR Corporation	4.63	7-15-2022	250,000	250,286
Digital Realty Trust LP	3.63	10-1-2022	200,000	181,382
Digital Realty Trust LP	5.25	3-15-2021	100,000	102,951
Digital Realty Trust LP	5.88	2-1-2020	300,000	323,960
Duke Realty LP	3.63	4-15-2023	125,000	114,167
Duke Realty LP	5.95	2-15-2017	350,000	387,684
Duke Realty LP	7.38	2-15-2015	500,000	541,528
Entertainment Properties Trust	5.75	8-15-2022	150,000	150,218
EPR Properties Company	5.25	7-15-2023	113,000	108,541
Equity One Incorporated	3.75	11-15-2022	250,000	232,804
ERP Operating LP	5.25	9-15-2014	480,000	501,627
ERP Operating LP	5.75	6-15-2017	750,000	839,997
ERP Operation LP	4.63	12-15-2021	1,000,000	1,044,049
Essex Portfolio LP	3.25	5-1-2023	100,000	90,524
Federal Realty Investment Trust	2.75	6-1-2023	100,000	88,514
Federal Realty Investment Trust	3.00	8-1-2022	100,000	91,871
HCP Incorporated	3.15	8-1-2022	100,000	91,157
HCP Incorporated	3.75	2-1-2016	355,000	372,290
HCP Incorporated	3.75	2-1-2019	100,000	102,321
HCP Incorporated	5.38	2-1-2021	65,000	70,269
HCP Incorporated	5.63	5-1-2017	100,000	110,932
HCP Incorporated	6.00	1-30-2017	200,000	223,542
HCP Incorporated	6.70	1-30-2018	500,000	579,609
HCP Incorporated	6.75	2-1-2041	65,000	75,526
Health Care REIT Incorporated	3.63	3-15-2016	300,000	313,960
Health Care REIT Incorporated	4.13	4-1-2019	250,000	259,737
Health Care REIT Incorporated	4.70	9-15-2017	500,000	540,349
Health Care REIT Incorporated	4.95	1-15-2021	250,000	262,103
Health Care REIT Incorporated	5.25	1-15-2022	100,000	106,042
Health Care REIT Incorporated	5.75	1-15-2021	250,000	269,408
Health Care REIT Incorporated	6.13	4-15-2020	250,000	281,224
Health Care REIT Incorporated	6.50	1-17-2017	60,000	66,904
Health Care REIT Incorporated	6.50	3-15-2041	200,000	216,572
Healthcare Realty Trust Incorporated	3.75	4-15-2023	125,000	115,452
Highwoods Realty Limited	5.85	3-15-2017	300,000	327,811
Hospitality Properties Trust	5.63	3-15-2017	75,000	80,794
Host Hotels & Resorts Company	3.75	10-15-2023	100,000	91,297
Host Hotels & Resorts Company	4.75	3-1-2023	250,000	248,145
Host Hotels & Resorts Company	6.00	10-1-2021	500,000	539,824
Kilroy Realty Corporation	3.80	1-15-2023	250,000	230,808
Kilroy Realty Corporation	4.80	7-15-2018	150,000	158,990
Kilroy Realty Corporation	5.00	11-3-2015	100,000	107,329

54	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

REITs (continued)
Kimco Realty Corporation	5.70%	5-1-2017	$500,000	$557,444
Kimco Realty Corporation	6.88	10-1-2019	100,000	119,295
Liberty Property LP	4.75	10-1-2020	250,000	260,672
Liberty Property LP	5.50	12-15-2016	75,000	82,594
Liberty Property LP	6.63	10-1-2017	150,000	170,955
Mack-Cali Realty Corporation	2.50	12-15-2017	100,000	97,503
Mack-Cali Realty Corporation	3.15	5-15-2023	100,000	86,981
Mack-Cali Realty Corporation	7.75	8-15-2019	150,000	179,427
National Retail Properties Incorporated	3.30	4-15-2023	100,000	90,146
National Retail Properties Incorporated	3.80	10-15-2022	100,000	94,393
National Retail Properties Incorporated	6.88	10-15-2017	100,000	115,475
Omega Healthcare Investors Incorporated	6.75	10-15-2022	250,000	265,625
ProLogis Trust	6.25	3-15-2017	100,000	112,379
ProLogis Trust	6.63	5-15-2018	100,000	115,959
ProLogis Trust	6.88	3-15-2020	531,000	621,014
Realty Income Corporation	2.00	1-31-2018	150,000	145,317
Realty Income Corporation	4.65	8-1-2023	300,000	302,818
Realty Income Corporation	5.75	1-15-2021	300,000	327,783
Realty Income Corporation	5.95	9-15-2016	100,000	111,625
Senior Housing Properties Trust	4.30	1-15-2016	100,000	103,355
Simon Property Group LP	2.15	9-15-2017	500,000	502,039
Simon Property Group LP	3.38	3-15-2022	500,000	486,832
Simon Property Group LP	4.13	12-1-2021	300,000	310,249
Simon Property Group LP	4.20	2-1-2015	90,000	93,526
Simon Property Group LP	4.38	3-1-2021	500,000	527,505
Simon Property Group LP	4.75	3-15-2042	250,000	237,345
Simon Property Group LP	5.10	6-15-2015	750,000	806,004
Simon Property Group LP	5.25	12-1-2016	50,000	55,659
Simon Property Group LP	5.65	2-1-2020	200,000	223,296
Simon Property Group LP	5.75	12-1-2015	125,000	136,972
Simon Property Group LP	5.88	3-1-2017	250,000	281,101
Simon Property Group LP	6.13	5-30-2018	100,000	116,541
Simon Property Group LP	6.75	2-1-2040	350,000	426,937
Simon Property Group LP	10.35	4-1-2019	600,000	818,157
Tanger Properties LP	6.15	11-15-2015	250,000	277,249
UDR Incorporated	4.25	6-1-2018	150,000	158,168
UDR Incorporated	4.63	1-10-2022	100,000	102,350
Ventas Realty LP	2.70	4-1-2020	200,000	187,593
Ventas Realty LP	3.13	11-30-2015	100,000	104,487
Ventas Realty LP	4.25	3-1-2022	1,000,000	995,879
Ventas Realty LP	4.75	6-1-2021	150,000	156,148
Vornado Realty Trust	4.25	4-1-2015	250,000	259,680
Washington REIT	3.95	10-15-2022	150,000	141,113
Weingarten Realty Investors	3.38	10-15-2022	150,000	136,676
Weingarten Realty Investors	3.50	4-15-2023	125,000	114,607
Weyerhaeuser Company	6.88	12-15-2033	150,000	169,875
Weyerhaeuser Company	7.38	10-1-2019	100,000	120,074
Weyerhaeuser Company	7.38	3-15-2032	700,000	841,373

				31,071,642

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	55

Security name	Interest rate	Maturity date	Principal	Value

Thrifts & Mortgage Finance: 0.00%
Astoria Financial Corporation	5.00%	6-19-2017	$100,000	$104,751
People’s United Financial Incorporated	3.65	12-6-2022	150,000	140,663

				245,414

Health Care: 1.92%

Biotechnology: 0.25%
Amgen Incorporated	1.88	11-15-2014	750,000	761,471
Amgen Incorporated	2.30	6-15-2016	600,000	616,389
Amgen Incorporated	3.63	5-15-2022	1,000,000	977,793
Amgen Incorporated	3.88	11-15-2021	500,000	500,898
Amgen Incorporated	4.10	6-15-2021	100,000	102,221
Amgen Incorporated	4.50	3-15-2020	65,000	69,121
Amgen Incorporated	4.85	11-18-2014	400,000	420,152
Amgen Incorporated	4.95	10-1-2041	500,000	469,838
Amgen Incorporated	5.15	11-15-2041	350,000	338,944
Amgen Incorporated	5.65	6-15-2042	1,100,000	1,131,743
Amgen Incorporated	5.70	2-1-2019	1,000,000	1,140,869
Amgen Incorporated	5.75	3-15-2040	80,000	83,712
Amgen Incorporated	5.85	6-1-2017	350,000	396,844
Amgen Incorporated	6.15	6-1-2018	250,000	289,831
Amgen Incorporated	6.38	6-1-2037	500,000	561,986
Amgen Incorporated	6.40	2-1-2039	250,000	279,179
Biogen Idec Incorporated	6.88	3-1-2018	500,000	586,362
Celgene Corporation	2.30	8-15-2018	286,000	284,042
Celgene Corporation	2.45	10-15-2015	200,000	205,458
Celgene Corporation	3.25	8-15-2022	500,000	468,851
Celgene Corporation	3.95	10-15-2020	200,000	203,365
Celgene Corporation	4.00	8-15-2023	250,000	246,391
Celgene Corporation	5.25	8-15-2043	150,000	146,928
Genzyme Corporation	3.63	6-15-2015	750,000	788,441
Genzyme Corporation	5.00	6-15-2020	200,000	222,305
Gilead Sciences Incorporated	2.40	12-1-2014	300,000	305,837
Gilead Sciences Incorporated	4.40	12-1-2021	800,000	848,166
Gilead Sciences Incorporated	4.50	4-1-2021	500,000	533,393
Gilead Sciences Incorporated	5.65	12-1-2041	400,000	440,151

				13,420,681

Health Care Equipment & Supplies: 0.25%
Baxter International Incorporated	1.85	6-15-2018	500,000	494,619
Baxter International Incorporated	2.40	8-15-2022	250,000	228,520
Baxter International Incorporated	3.20	6-15-2023	500,000	481,282
Baxter International Incorporated	3.65	8-15-2042	250,000	211,919
Baxter International Incorporated	4.25	3-15-2020	100,000	107,186
Baxter International Incorporated	4.63	3-15-2015	250,000	265,052
Baxter International Incorporated	5.38	6-1-2018	500,000	566,054
Baxter International Incorporated	5.90	9-1-2016	350,000	398,316
Baxter International Incorporated	6.25	12-1-2037	250,000	303,289
Becton Dickinson & Company	1.75	11-8-2016	500,000	505,018
Becton Dickinson & Company	3.13	11-8-2021	300,000	293,969

56	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Health Care Equipment & Supplies (continued)
Becton Dickinson & Company	3.25%	11-12-2020	$350,000	$353,385
Becton Dickinson & Company	6.00	5-15-2039	200,000	232,322
Boston Scientific Corporation	4.50	1-15-2015	750,000	788,137
Boston Scientific Corporation	6.00	1-15-2020	350,000	398,887
Boston Scientific Corporation	6.40	6-15-2016	350,000	391,645
Boston Scientific Corporation	7.38	1-15-2040	300,000	366,287
C.R. Bard Incorporated	1.38	1-15-2018	100,000	96,556
C.R. Bard Incorporated	2.88	1-15-2016	100,000	103,542
C.R. Bard Incorporated	4.40	1-15-2021	168,000	176,523
CareFusion Corporation	6.38	8-1-2019	500,000	567,299
Dentsply International	2.75	8-15-2016	55,000	55,739
Medtronic Incorporated	1.38	4-1-2018	400,000	387,971
Medtronic Incorporated	2.75	4-1-2023	500,000	463,588
Medtronic Incorporated	3.00	3-15-2015	750,000	775,727
Medtronic Incorporated	4.00	4-1-2043	300,000	267,142
Medtronic Incorporated	4.45	3-15-2020	1,000,000	1,084,855
Medtronic Incorporated	4.50	3-15-2042	200,000	194,111
Medtronic Incorporated	5.55	3-15-2040	300,000	334,610
St. Jude Medical Incorporated	2.50	1-15-2016	250,000	255,627
St. Jude Medical Incorporated	3.25	4-15-2023	500,000	469,220
St. Jude Medical Incorporated	4.75	4-15-2043	300,000	281,499
Stryker Corporation	1.30	4-1-2018	225,000	216,736
Stryker Corporation	2.00	9-30-2016	350,000	358,142
Stryker Corporation	3.00	1-15-2015	150,000	154,607
Stryker Corporation	4.10	4-1-2043	250,000	226,596
Stryker Corporation	4.38	1-15-2020	150,000	162,325
Zimmer Holdings Incorporated	4.63	11-30-2019	250,000	271,345
Zimmer Holdings Incorporated	5.75	11-30-2039	250,000	277,679

				13,567,326

Health Care Providers & Services: 0.51%
Aetna Incorporated	2.75	11-15-2022	500,000	454,882
Aetna Incorporated	3.95	9-1-2020	200,000	206,434
Aetna Incorporated	4.13	6-1-2021	200,000	205,959
Aetna Incorporated	4.13	11-15-2042	250,000	217,338
Aetna Incorporated	6.00	6-15-2016	300,000	337,415
Aetna Incorporated	6.63	6-15-2036	650,000	778,803
AmerisourceBergen Corporation	3.50	11-15-2021	300,000	297,279
AmerisourceBergen Corporation	4.88	11-15-2019	250,000	277,688
Cardinal Health Incorporated	1.70	3-15-2018	157,000	151,932
Cardinal Health Incorporated	3.20	6-15-2022	250,000	235,159
Cardinal Health Incorporated	3.20	3-15-2023	225,000	207,840
Cardinal Health Incorporated	5.80	10-15-2016	350,000	394,828
Catholic Health Initiatives	4.35	11-1-2042	250,000	223,294
CIGNA Corporation	4.00	2-15-2022	250,000	252,821
CIGNA Corporation	4.38	12-15-2020	500,000	523,991
CIGNA Corporation	4.50	3-15-2021	100,000	105,493
CIGNA Corporation	5.13	6-15-2020	215,000	234,438
CIGNA Corporation	5.38	2-15-2042	350,000	369,738

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	57

Security name	Interest rate	Maturity date	Principal	Value

Health Care Providers & Services (continued)
CIGNA Corporation	5.88%	3-15-2041	$330,000	$369,285
CIGNA Corporation	6.15	11-15-2036	50,000	57,326
Coventry Health Care Incorporated	5.45	6-15-2021	580,000	639,025
Express Scripts Holding Company	2.10	2-12-2015	400,000	406,384
Express Scripts Holding Company	2.75	11-21-2014	1,000,000	1,022,375
Express Scripts Holding Company	3.13	5-15-2016	400,000	416,176
Express Scripts Holding Company	3.50	11-15-2016	1,100,000	1,161,102
Express Scripts Holding Company	3.90	2-15-2022	500,000	500,762
Express Scripts Holding Company	4.75	11-15-2021	750,000	794,394
Express Scripts Holding Company	6.13	11-15-2041	250,000	286,508
Howard Hughes Medical Institute	3.50	9-1-2023	475,000	467,545
Humana Incorporated	7.20	6-15-2018	500,000	592,610
Kaiser Foundation Hospitals	4.88	4-1-2042	250,000	243,850
Laboratory Corporation of America Holdings	2.20	8-23-2017	67,000	66,226
Laboratory Corporation of America Holdings	3.75	8-23-2022	56,000	53,774
Laboratory Corporation of America Holdings	4.63	11-15-2020	500,000	519,394
Laboratory Corporation of America Holdings	5.63	12-15-2015	200,000	217,987
Mayo Clinic Rochester	4.00	11-15-2047	100,000	83,877
McKesson Corporation	1.40	3-15-2018	250,000	241,031
McKesson Corporation	2.85	3-15-2023	200,000	186,018
McKesson Corporation	3.25	3-1-2016	500,000	525,118
McKesson Corporation	6.00	3-1-2041	250,000	289,694
McKesson Corporation	7.50	2-15-2019	500,000	616,258
Medco Health Solutions Incorporated	2.75	9-15-2015	200,000	206,037
Medco Health Solutions Incorporated	4.13	9-15-2020	500,000	513,713
Novant Health Incorporated	4.37	11-1-2043	100,000	86,920
Quest Diagnostics Incorporated	4.70	4-1-2021	160,000	168,550
Quest Diagnostics Incorporated	4.75	1-30-2020	590,000	625,756
Quest Diagnostics Incorporated	5.75	1-30-2040	190,000	189,014
Quest Diagnostics Incorporated	6.40	7-1-2017	400,000	450,942
Quest Diagnostics Incorporated	6.95	7-1-2037	100,000	113,079
UnitedHealth Group Incorporated	1.63	3-15-2019	250,000	238,801
UnitedHealth Group Incorporated	2.88	3-15-2022	1,000,000	940,238
UnitedHealth Group Incorporated	2.88	3-15-2023	500,000	462,995
UnitedHealth Group Incorporated	3.95	10-15-2042	500,000	431,019
UnitedHealth Group Incorporated	4.25	3-15-2043	250,000	225,201
UnitedHealth Group Incorporated	5.80	3-15-2036	250,000	277,275
UnitedHealth Group Incorporated	5.95	2-15-2041	500,000	571,458
UnitedHealth Group Incorporated	6.00	2-15-2018	1,000,000	1,161,995
UnitedHealth Group Incorporated	6.63	11-15-2037	150,000	184,265
UnitedHealth Group Incorporated	6.88	2-15-2038	500,000	628,257
WellPoint Incorporated	1.25	9-10-2015	250,000	251,204
WellPoint Incorporated	1.88	1-15-2018	500,000	489,033
WellPoint Incorporated	2.30	7-15-2018	150,000	148,041
WellPoint Incorporated	2.38	2-15-2017	250,000	251,629
WellPoint Incorporated	3.13	5-15-2022	500,000	469,932
WellPoint Incorporated	3.30	1-15-2023	250,000	234,602
WellPoint Incorporated	4.63	5-15-2042	500,000	459,573
WellPoint Incorporated	4.65	1-15-2043	250,000	230,171

58	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Health Care Providers & Services (continued)
WellPoint Incorporated	5.25%	1-15-2016	$100,000	$109,018
WellPoint Incorporated	5.80	8-15-2040	27,000	29,382
WellPoint Incorporated	5.85	1-15-2036	725,000	781,985
WellPoint Incorporated	5.88	6-15-2017	750,000	847,978
WellPoint Incorporated	7.00	2-15-2019	500,000	604,577

				27,614,691

Life Sciences Tools & Services: 0.07%
Life Technologies Corporation	3.50	1-15-2016	225,000	233,348
Life Technologies Corporation	4.40	3-1-2015	300,000	312,817
Life Technologies Corporation	5.00	1-15-2021	150,000	157,733
Life Technologies Corporation	6.00	3-1-2020	250,000	279,410
Thermo Fisher Scientific Incorporated	2.25	8-15-2016	185,000	187,507
Thermo Fisher Scientific Incorporated	3.15	1-15-2023	500,000	456,837
Thermo Fisher Scientific Incorporated	3.20	5-1-2015	500,000	516,440
Thermo Fisher Scientific Incorporated	3.20	3-1-2016	40,000	41,481
Thermo Fisher Scientific Incorporated	3.60	8-15-2021	400,000	388,441
Thermo Fisher Scientific Incorporated	4.50	3-1-2021	1,040,000	1,074,830

				3,648,844

Pharmaceuticals: 0.84%
Abbott Laboratories	4.13	5-27-2020	250,000	269,882
Abbott Laboratories	5.13	4-1-2019	139,000	157,808
Abbott Laboratories	5.30	5-27-2040	250,000	274,369
Abbott Laboratories	6.00	4-1-2039	150,000	179,894
Abbott Laboratories	6.15	11-30-2037	237,000	288,019
AbbVie Incorporated	1.20	11-6-2015	1,300,000	1,303,670
AbbVie Incorporated	1.75	11-6-2017	2,000,000	1,969,214
AbbVie Incorporated	2.00	11-6-2018	300,000	292,229
AbbVie Incorporated	2.90	11-6-2022	2,000,000	1,858,958
AbbVie Incorporated	4.40	11-6-2042	1,000,000	928,892
Allergan Incorporated	1.35	3-15-2018	50,000	48,204
Allergan Incorporated	2.80	3-15-2023	225,000	210,097
Allergan Incorporated	3.38	9-15-2020	500,000	501,446
Bristol-Myers Squibb Company	2.00	8-1-2022	250,000	222,255
Bristol-Myers Squibb Company	3.25	8-1-2042	250,000	200,145
Bristol-Myers Squibb Company	5.45	5-1-2018	500,000	576,604
Bristol-Myers Squibb Company	5.88	11-15-2036	582,000	671,768
Bristol-Myers Squibb Company	6.13	5-1-2038	13,000	15,541
Eli Lilly & Company	5.20	3-15-2017	500,000	559,535
Eli Lilly & Company	5.50	3-15-2027	400,000	455,536
Eli Lilly & Company	5.95	11-15-2037	500,000	581,878
Genentech Incorporated	4.75	7-15-2015	500,000	535,657
GlaxoSmithKline Capital Incorporated	0.70	3-18-2016	500,000	497,182
GlaxoSmithKline Capital Incorporated	0.75	5-8-2015	1,000,000	1,001,531
GlaxoSmithKline Capital Incorporated	2.80	3-18-2023	200,000	186,897
GlaxoSmithKline Capital Incorporated	2.85	5-8-2022	1,000,000	951,816
GlaxoSmithKline Capital Incorporated	5.38	4-15-2034	300,000	329,122
GlaxoSmithKline Capital Incorporated	5.65	5-15-2018	1,650,000	1,899,528

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	59

Security name	Interest rate	Maturity date	Principal	Value

Pharmaceuticals (continued)
GlaxoSmithKline Capital Incorporated	6.38%	5-15-2038	$1,000,000	$1,238,378
Johnson & Johnson	2.15	5-15-2016	500,000	517,475
Johnson & Johnson	4.50	9-1-2040	300,000	305,277
Johnson & Johnson	4.85	5-15-2041	200,000	213,709
Johnson & Johnson	4.95	5-15-2033	180,000	198,003
Johnson & Johnson	5.15	7-15-2018	500,000	573,661
Johnson & Johnson	5.55	8-15-2017	250,000	285,667
Johnson & Johnson	5.85	7-15-2038	500,000	598,823
Johnson & Johnson	6.73	11-15-2023	300,000	383,103
Merck & Company Incorporated	0.70	5-18-2016	400,000	397,068
Merck & Company Incorporated	1.30	5-18-2018	333,000	322,182
Merck & Company Incorporated	2.40	9-15-2022	500,000	458,162
Merck & Company Incorporated	2.80	5-18-2023	650,000	605,258
Merck & Company Incorporated	3.60	9-15-2042	250,000	210,940
Merck & Company Incorporated	3.88	1-15-2021	350,000	364,711
Merck & Company Incorporated	4.15	5-18-2043	500,000	464,638
Merck & Company Incorporated	4.75	3-1-2015	425,000	451,184
Merck & Company Incorporated	5.00	6-30-2019	250,000	282,236
Merck & Company Incorporated	5.75	11-15-2036	400,000	461,506
Merck & Company Incorporated	5.85	6-30-2039	150,000	174,930
Merck & Company Incorporated	5.95	12-1-2028	65,000	76,666
Merck & Company Incorporated	6.00	9-15-2017	1,000,000	1,157,929
Merck & Company Incorporated	6.30	1-1-2026	250,000	299,057
Merck & Company Incorporated	6.40	3-1-2028	500,000	611,232
Merck Sharp & Dohme Corporation	4.00	6-30-2015	350,000	370,922
Mylan Incorporated 144A	2.60	6-24-2018	250,000	247,124
Novartis Capital Corporation	2.40	9-21-2022	500,000	459,562
Novartis Capital Corporation	2.90	4-24-2015	850,000	882,376
Novartis Capital Corporation	3.70	9-21-2042	250,000	217,093
Novartis Capital Corporation	4.40	4-24-2020	500,000	544,384
Perrigo Company	2.95	5-15-2023	225,000	214,565
Pfizer Incorporated	4.30	6-15-2043	300,000	283,227
Pfizer Incorporated	5.35	3-15-2015	1,200,000	1,283,353
Pfizer Incorporated	5.45	4-1-2017	500,000	566,431
Pfizer Incorporated	6.00	2-15-2036	625,000	735,166
Pfizer Incorporated	6.20	3-15-2019	2,000,000	2,389,216
Pfizer Incorporated	6.50	2-1-2034	500,000	615,890
Pfizer Incorporated	7.20	3-15-2039	750,000	1,019,003
Pharmacia Corporation	6.60	12-1-2028	500,000	611,215
Sanofi-Aventis US LLC	1.20	9-30-2014	400,000	403,506
Schering-Plough Corporation	6.50	12-1-2033	570,000	722,286
Schering-Plough Corporation	6.55	9-15-2037	475,000	603,294
Teva Pharmaceutical Finance LLC	2.25	3-18-2020	250,000	234,701
Teva Pharmaceutical Finance LLC	3.65	11-10-2021	500,000	492,384
Teva Pharmaceutical Finance LLC	6.15	2-1-2036	400,000	461,662
Watson Pharmaceuticals Incorporated	1.88	10-1-2017	500,000	491,636
Watson Pharmaceuticals Incorporated	3.25	10-1-2022	750,000	695,167
Watson Pharmaceuticals Incorporated	4.63	10-1-2042	500,000	446,276
Watson Pharmaceuticals Incorporated	6.13	8-15-2019	130,000	149,995

60	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Pharmaceuticals (continued)
Wyeth LLC	5.50%	2-15-2016	$430,000	$477,434
Wyeth LLC	5.95	4-1-2037	850,000	1,002,011
Zoetis Incorporated 144A	1.15	2-1-2016	40,000	40,011
Zoetis Incorporated 144A	3.25	2-1-2023	600,000	563,720
Zoetis Incorporated 144A	4.70	2-1-2043	500,000	468,373

				45,311,455

Industrials: 1.49%

Aerospace & Defense: 0.40%
Boeing Company	0.95	5-15-2018	150,000	142,601
Boeing Company	4.88	2-15-2020	140,000	157,560
Boeing Company	5.88	2-15-2040	30,000	36,139
Boeing Company	6.00	3-15-2019	300,000	352,918
Boeing Company	6.13	2-15-2033	180,000	215,331
Boeing Company	6.88	3-15-2039	800,000	1,073,481
General Dynamics Corporation	1.00	11-15-2017	500,000	481,788
General Dynamics Corporation	1.38	1-15-2015	200,000	202,131
General Dynamics Corporation	2.25	7-15-2016	200,000	206,028
General Dynamics Corporation	2.25	11-15-2022	500,000	446,514
General Dynamics Corporation	3.88	7-15-2021	200,000	206,888
Honeywell International Incorporated	4.25	3-1-2021	50,000	53,961
Honeywell International Incorporated	5.00	2-15-2019	750,000	846,605
Honeywell International Incorporated	5.30	3-1-2018	100,000	113,697
Honeywell International Incorporated	5.38	3-1-2041	365,000	410,224
Honeywell International Incorporated	5.70	3-15-2037	250,000	286,988
L-3 Communications Corporation	3.95	11-15-2016	500,000	529,611
L-3 Communications Corporation	4.95	2-15-2021	500,000	524,453
L-3 Communications Corporation	5.20	10-15-2019	500,000	534,808
Lockheed Martin Corporation	3.35	9-15-2021	250,000	246,904
Lockheed Martin Corporation	4.07	12-15-2042	542,000	476,377
Lockheed Martin Corporation	4.25	11-15-2019	1,000,000	1,075,560
Lockheed Martin Corporation Series B	6.15	9-1-2036	175,000	202,365
Northrop Grumman Corporation	1.75	6-1-2018	300,000	291,211
Northrop Grumman Corporation	3.25	8-1-2023	350,000	329,257
Northrop Grumman Corporation	3.50	3-15-2021	300,000	300,818
Northrop Grumman Corporation	4.75	6-1-2043	500,000	474,927
Northrop Grumman Corporation	5.05	8-1-2019	85,000	94,570
Northrop Grumman Corporation	5.05	11-15-2040	100,000	99,434
Northrop Grumman Corporation	7.75	2-15-2031	300,000	387,503
Precision Castparts Corporation	1.25	1-15-2018	500,000	483,237
Precision Castparts Corporation	2.50	1-15-2023	250,000	227,960
Precision Castparts Corporation	3.90	1-15-2043	200,000	178,506
Raytheon Company	2.50	12-15-2022	350,000	316,529
Raytheon Company	4.40	2-15-2020	600,000	641,676
Raytheon Company	4.70	12-15-2041	500,000	491,656
Raytheon Company	7.20	8-15-2027	120,000	148,356
Rockwell Collins Incorporated	5.25	7-15-2019	50,000	56,268
Textron Incorporated	4.63	9-21-2016	100,000	107,637

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	61

Security name	Interest rate	Maturity date	Principal	Value

Aerospace & Defense (continued)
Textron Incorporated	7.25%	10-1-2019	$350,000	$408,973
United Technologies Corporation	1.80	6-1-2017	533,000	535,350
United Technologies Corporation	3.10	6-1-2022	839,000	815,841
United Technologies Corporation	4.50	4-15-2020	500,000	549,429
United Technologies Corporation	4.50	6-1-2042	1,533,000	1,501,859
United Technologies Corporation	4.88	5-1-2015	850,000	909,358
United Technologies Corporation	5.38	12-15-2017	500,000	570,437
United Technologies Corporation	5.70	4-15-2040	500,000	578,966
United Technologies Corporation	6.05	6-1-2036	400,000	476,280
United Technologies Corporation	6.13	2-1-2019	565,000	667,704
United Technologies Corporation	6.13	7-15-2038	500,000	606,463
United Technologies Corporation	7.50	9-15-2029	430,000	577,475

				21,650,612

Air Freight & Logistics: 0.08%
FedEx Corporation	2.63	8-1-2022	482,000	438,226
FedEx Corporation	3.88	8-1-2042	200,000	164,779
FedEx Corporation	8.00	1-15-2019	400,000	497,499
United Parcel Service Incorporated	1.13	10-1-2017	250,000	244,100
United Parcel Service Incorporated	2.45	10-1-2022	400,000	369,701
United Parcel Service Incorporated	3.13	1-15-2021	900,000	899,778
United Parcel Service Incorporated	5.13	4-1-2019	500,000	567,933
United Parcel Service Incorporated	5.50	1-15-2018	100,000	113,927
United Parcel Service Incorporated	6.20	1-15-2038	795,000	975,045

				4,270,988

Airlines: 0.09%
American Airlines Incorporated 144A	4.00	1-15-2027	600,000	553,500
American Airlines Incorporated 144A	4.95	7-15-2024	650,000	643,500
American Airlines Incorporated	10.38	1-2-2021	156,895	158,856
Continental Airlines Incorporated	4.75	7-12-2022	446,048	470,580
Continental Airlines Incorporated	7.25	5-10-2021	170,272	192,407
Continental Airlines Incorporated	9.00	1-8-2018	120,422	136,679
Continental Airlines Incorporated Series A	5.98	10-19-2023	372,830	397,064
Delta Air Lines Incorporated	4.95	11-23-2020	164,263	175,762
Delta Air Lines Incorporated	6.82	2-10-2024	77,366	87,424
Delta Air Lines Incorporated	7.75	6-17-2021	321,401	376,842
Hawaiian Airlines Incorporated	3.90	1-15-2026	40,000	36,600
Northwest Airlines Incorporated	7.03	5-1-2021	170,798	186,170
Southwest Airlines Company	5.25	10-1-2014	500,000	521,024
United Airlines Incorporated	4.30	2-15-2027	333,000	327,173
United Airlines Incorporated	10.40	5-1-2018	164,350	184,286
US Airways Group Incorporated	3.95	5-15-2027	150,000	139,500
US Airways Group Incorporated	4.63	12-3-2026	250,000	241,250

				4,828,617

Building Products: 0.01%
Owens Corning Incorporated	4.20	12-15-2022	213,000	205,700
Owens Corning Incorporated	6.50	12-1-2016	102,000	113,786

				319,486

62	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Commercial Services & Supplies: 0.19%
ADT Corporation	3.50%	7-15-2022	$1,000,000	$834,419
Avery Dennison Corporation	5.38	4-15-2020	350,000	361,699
Black & Decker Corporation	3.40	12-1-2021	400,000	389,353
Cintas Corporation No. 2	2.85	6-1-2016	200,000	207,077
Cintas Corporation No. 2	3.25	6-1-2022	100,000	96,094
Cintas Corporation No. 2	4.30	6-1-2021	60,000	62,489
Cintas Corporation No. 2	6.13	12-1-2017	200,000	228,048
Cintas Corporation No. 2	6.15	8-15-2036	50,000	57,510
Cooper US Incorporated	2.38	1-15-2016	200,000	205,664
Cooper US Incorporated	3.88	12-15-2020	200,000	204,794
Cooper US Incorporated	6.10	7-1-2017	100,000	113,207
CRH America Incorporated	6.00	9-30-2016	850,000	954,899
CRH America Incorporated	8.13	7-15-2018	200,000	241,925
Equifax Incorporated	3.30	12-15-2022	231,000	214,672
Equifax Incorporated	4.45	12-1-2014	100,000	103,948
Equifax Incorporated	7.00	7-1-2037	50,000	57,207
Pitney Bowes Incorporated	4.75	1-15-2016	250,000	264,433
Pitney Bowes Incorporated	5.25	1-15-2037	500,000	523,003
Pitney Bowes Incorporated	5.75	9-15-2017	100,000	108,197
Republic Services Incorporated	3.55	6-1-2022	1,000,000	967,157
Republic Services Incorporated	3.80	5-15-2018	100,000	105,551
Republic Services Incorporated	4.75	5-15-2023	300,000	311,596
Republic Services Incorporated	5.25	11-15-2021	50,000	54,224
Republic Services Incorporated	5.50	9-15-2019	125,000	140,373
Republic Services Incorporated	5.70	5-15-2041	550,000	587,706
Republic Services Incorporated	6.20	3-1-2040	250,000	285,413
Waste Management Incorporated	4.60	3-1-2021	200,000	211,969
Waste Management Incorporated	4.75	6-30-2020	500,000	535,459
Waste Management Incorporated	6.10	3-15-2018	326,000	374,925
Waste Management Incorporated	6.13	11-30-2039	500,000	568,255
Waste Management Incorporated	7.38	3-11-2019	500,000	599,551
Waste Management Incorporated	7.75	5-15-2032	400,000	524,524

				10,495,341

Construction & Engineering: 0.01%
URS Corporation 144A	4.35	4-1-2017	500,000	507,463

Electrical Equipment: 0.09%
Eaton Corporation 144A	0.95	11-2-2015	500,000	499,064
Eaton Corporation 144A	2.75	11-2-2022	1,000,000	917,322
Eaton Corporation	5.60	5-15-2018	500,000	565,687
Eaton Corporation	6.95	3-20-2019	200,000	237,721
Emerson Electric Company	4.13	4-15-2015	300,000	314,757
Emerson Electric Company	4.25	11-15-2020	200,000	210,651
Emerson Electric Company	4.75	10-15-2015	100,000	107,884
Emerson Electric Company	4.88	10-15-2019	200,000	224,858
Emerson Electric Company	5.25	10-15-2018	50,000	56,538
Emerson Electric Company	5.25	11-15-2039	500,000	538,139
Emerson Electric Company	5.38	10-15-2017	200,000	228,142

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	63

Security name	Interest rate	Maturity date	Principal	Value

Electrical Equipment (continued)
Emerson Electric Company	6.13%	4-15-2039	$100,000	$119,604
Hubbell Incorporated	3.63	11-15-2022	200,000	196,103
Rockwell Automation Incorporated	6.25	12-1-2037	300,000	355,240
Roper Industries Incorporated	6.25	9-1-2019	200,000	230,561

				4,802,271

Industrial Conglomerates: 0.12%
3M Company	1.00	6-26-2017	250,000	243,052
3M Company	2.00	6-26-2022	725,000	668,784
3M Company	5.70	3-15-2037	325,000	378,216
Danaher Corporation	2.30	6-23-2016	100,000	102,669
Danaher Corporation	3.90	6-23-2021	100,000	104,127
Danaher Corporation	5.40	3-1-2019	450,000	513,135
GATX Corporation	3.50	7-15-2016	245,000	254,990
GATX Corporation	4.85	6-1-2021	100,000	102,073
General Electric Company	0.85	10-9-2015	700,000	699,740
General Electric Company	2.70	10-9-2022	1,000,000	930,823
General Electric Company	4.13	10-9-2042	500,000	454,046
General Electric Company	5.25	12-6-2017	1,600,000	1,807,619

				6,259,274

Machinery: 0.18%
Caterpillar Incorporated	0.95	6-26-2015	200,000	200,760
Caterpillar Incorporated	1.50	6-26-2017	1,000,000	986,540
Caterpillar Incorporated	2.60	6-26-2022	200,000	185,322
Caterpillar Incorporated	3.80	8-15-2042	500,000	430,276
Caterpillar Incorporated	3.90	5-27-2021	1,000,000	1,035,175
Caterpillar Incorporated	5.20	5-27-2041	555,000	592,554
Caterpillar Incorporated	6.05	8-15-2036	900,000	1,029,698
Deere & Company	2.60	6-8-2022	500,000	467,792
Deere & Company	3.90	6-9-2042	500,000	443,135
Deere & Company	4.38	10-16-2019	400,000	442,087
Deere & Company	5.38	10-16-2029	300,000	341,028
Dover Corporation	4.30	3-1-2021	500,000	531,966
Dover Corporation	5.38	10-15-2035	200,000	217,327
Dover Corporation	5.45	3-15-2018	100,000	113,574
Dover Corporation	6.60	3-15-2038	60,000	75,387
Harsco Corporation	2.70	10-15-2015	100,000	100,330
IDEX Corporation	4.50	12-15-2020	100,000	102,626
Illinois Tool Works Incorporated	3.38	9-15-2021	120,000	120,710
Illinois Tool Works Incorporated	3.90	9-1-2042	200,000	172,313
Illinois Tool Works Incorporated	4.88	9-15-2041	295,000	296,641
Illinois Tool Works Incorporated	6.25	4-1-2019	155,000	184,278
Joy Global Incorporated	6.00	11-15-2016	500,000	559,509
Kennametal Incorporated	2.65	11-1-2019	150,000	142,131
Kennametal Incorporated	3.88	2-15-2022	98,000	93,678
Parker Hannifin Corporation	3.50	9-15-2022	100,000	99,018
Parker Hannifin Corporation	5.50	5-15-2018	135,000	152,079
Parker Hannifin Corporation	6.25	5-15-2038	60,000	72,323
Snap-on Incorporated	6.13	9-1-2021	150,000	171,080

64	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Machinery (continued)
Stanley Black & Decker Incorporated	2.90%	11-1-2022	$350,000	$328,194
Wabtec Corporation	4.38	8-15-2023	100,000	99,491

				9,787,022

Professional Services: 0.01%
Dun & Bradstreet Corporation	2.88	11-15-2015	115,000	118,178
Dun & Bradstreet Corporation	4.38	12-1-2022	250,000	242,159
Verisk Analytics Incorporated	4.13	9-12-2022	250,000	245,319

				605,656

Road & Rail: 0.31%
BNSF Railway Company	5.75	5-1-2040	550,000	598,514
Burlington Northern Santa Fe LLC	3.00	3-15-2023	300,000	278,945
Burlington Northern Santa Fe LLC	3.05	3-15-2022	1,000,000	950,823
Burlington Northern Santa Fe LLC	3.60	9-1-2020	200,000	205,373
Burlington Northern Santa Fe LLC	4.40	3-15-2042	1,000,000	906,764
Burlington Northern Santa Fe LLC	4.45	3-15-2043	300,000	270,905
Burlington Northern Santa Fe LLC	4.70	10-1-2019	125,000	138,414
Burlington Northern Santa Fe LLC	4.88	1-15-2015	500,000	526,557
Burlington Northern Santa Fe LLC	4.95	9-15-2041	200,000	194,441
Burlington Northern Santa Fe LLC	5.65	5-1-2017	360,000	405,985
Burlington Northern Santa Fe LLC	6.15	5-1-2037	650,000	733,619
Canadian National Railway Company	6.38	11-15-2037	550,000	676,939
Con-Way Incorporated	7.25	1-15-2018	350,000	394,226
CSX Corporation	3.70	10-30-2020	250,000	257,792
CSX Corporation	4.10	3-15-2044	400,000	344,602
CSX Corporation	4.25	6-1-2021	200,000	210,105
CSX Corporation	4.75	5-30-2042	230,000	219,978
CSX Corporation	5.60	5-1-2017	100,000	111,178
CSX Corporation	6.00	10-1-2036	300,000	335,570
CSX Corporation	6.15	5-1-2037	320,000	364,013
CSX Corporation	6.22	4-30-2040	200,000	231,523
CSX Corporation	6.25	4-1-2015	700,000	757,663
CSX Corporation	7.38	2-1-2019	500,000	609,572
Kansas City Southern Railway 144A	4.30	5-15-2043	200,000	175,973
Norfolk Southern Corporation	2.90	2-15-2023	886,000	822,184
Norfolk Southern Corporation	3.00	4-1-2022	500,000	476,310
Norfolk Southern Corporation	3.95	10-1-2042	120,000	102,788
Norfolk Southern Corporation	4.84	10-1-2041	685,000	669,427
Norfolk Southern Corporation	5.59	5-17-2025	53,000	59,084
Norfolk Southern Corporation	5.75	4-1-2018	1,100,000	1,261,340
Norfolk Southern Corporation	5.90	6-15-2019	65,000	75,536
Ryder System Incorporated	2.50	3-1-2017	200,000	200,277
Ryder System Incorporated	3.15	3-2-2015	115,000	118,275
Ryder System Incorporated	3.50	6-1-2017	200,000	206,675
Ryder System Incorporated	5.85	11-1-2016	250,000	277,216
Union Pacific Corporation	4.00	2-1-2021	500,000	526,905
Union Pacific Corporation	4.16	7-15-2022	437,000	455,788

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	65

Security name	Interest rate	Maturity date	Principal	Value

Road & Rail (continued)
Union Pacific Corporation	4.30%	6-15-2042	$250,000	$233,619
Union Pacific Corporation 144A	4.82	2-1-2044	947,000	950,455
Union Pacific Corporation	4.88	1-15-2015	360,000	379,575

				16,714,928

Information Technology: 1.27%

Communications Equipment: 0.15%
Cisco Systems Incorporated	2.90	11-17-2014	100,000	102,870
Cisco Systems Incorporated	3.15	3-14-2017	1,000,000	1,051,595
Cisco Systems Incorporated	4.45	1-15-2020	950,000	1,037,923
Cisco Systems Incorporated	4.95	2-15-2019	800,000	901,888
Cisco Systems Incorporated	5.50	2-22-2016	775,000	860,361
Cisco Systems Incorporated	5.50	1-15-2040	700,000	777,501
Cisco Systems Incorporated	5.90	2-15-2039	800,000	933,933
Harris Corporation	4.40	12-15-2020	300,000	307,908
Harris Corporation	5.95	12-1-2017	400,000	442,295
Juniper Networks Incorporated	3.10	3-15-2016	250,000	257,211
Motorola Incorporated	3.50	3-1-2023	550,000	506,760
Motorola Incorporated	6.00	11-15-2017	700,000	784,864
Motorola Incorporated	7.50	5-15-2025	120,000	143,612

				8,108,721

Computers & Peripherals: 0.29%
Apple Incorporated	0.45	5-3-2016	500,000	494,678
Apple Incorporated	1.00	5-3-2018	1,500,000	1,431,120
Apple Incorporated	2.40	5-3-2023	2,150,000	1,937,967
Apple Incorporated	3.85	5-4-2043	1,200,000	1,020,911
Dell Incorporated	5.88	6-15-2019	550,000	555,768
Dell Incorporated	6.50	4-15-2038	100,000	89,571
Dell Incorporated	7.10	4-15-2028	450,000	432,655
EMC Corporation	1.88	6-1-2018	950,000	937,113
EMC Corporation	3.38	6-1-2023	850,000	820,227
Hewlett-Packard Company	2.13	9-13-2015	500,000	507,124
Hewlett-Packard Company	2.60	9-15-2017	1,000,000	1,001,609
Hewlett-Packard Company	2.65	6-1-2016	1,000,000	1,021,379
Hewlett-Packard Company	3.00	9-15-2016	500,000	514,686
Hewlett-Packard Company	3.75	12-1-2020	250,000	240,631
Hewlett-Packard Company	4.05	9-15-2022	250,000	238,181
Hewlett-Packard Company	4.30	6-1-2021	500,000	481,511
Hewlett-Packard Company	4.38	9-15-2021	500,000	479,269
Hewlett-Packard Company «	4.65	12-9-2021	500,000	488,953
Hewlett-Packard Company	5.40	3-1-2017	500,000	547,147
Hewlett-Packard Company	5.50	3-1-2018	500,000	555,736
Hewlett-Packard Company	6.00	9-15-2041	475,000	433,848
IBM Corporation	1.63	5-15-2020	500,000	463,239
Lexmark International Incorporated	6.65	6-1-2018	250,000	272,047
NetApp Incorporated	2.00	12-15-2017	250,000	243,390
NetApp Incorporated	3.25	12-15-2022	250,000	226,527

				15,435,287

66	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Electronic Equipment, Instruments & Components: 0.06%
Agilent Technologies Incorporated	3.88%	7-15-2023	$150,000	$144,576
Agilent Technologies Incorporated	5.50	9-14-2015	500,000	541,438
Agilent Technologies Incorporated	6.50	11-1-2017	260,000	297,615
Amphenol Corporation	4.00	2-1-2022	300,000	295,602
Amphenol Corporation	4.75	11-15-2014	150,000	156,719
Arrow Electronics Incorporated	5.13	3-1-2021	300,000	308,381
Arrow Electronics Incorporated	6.00	4-1-2020	100,000	107,986
Avnet Incorporated	5.88	6-15-2020	100,000	105,390
Avnet Incorporated	6.63	9-15-2016	300,000	336,563
Corning Incorporated	1.45	11-15-2017	400,000	391,068
Corning Incorporated	4.25	8-15-2020	250,000	270,689
Corning Incorporated	5.75	8-15-2040	150,000	165,644
Corning Incorporated	6.63	5-15-2019	20,000	24,061
Tech Data Corporation	3.75	9-21-2017	100,000	100,905

				3,246,637

Internet Software & Services: 0.05%
eBay Incorporated	0.70	7-15-2015	100,000	100,022
eBay Incorporated	1.35	7-15-2017	400,000	393,937
eBay Incorporated	1.63	10-15-2015	400,000	406,996
eBay Incorporated	2.60	7-15-2022	350,000	322,672
eBay Incorporated	3.25	10-15-2020	200,000	201,738
eBay Incorporated	4.00	7-15-2042	250,000	209,063
Google Incorporated	2.13	5-19-2016	500,000	516,668
Google Incorporated	3.63	5-19-2021	500,000	517,215

				2,668,311

IT Services: 0.22%
Broadridge Financial Solutions Incorporated	3.95	9-1-2020	100,000	99,886
Computer Sciences Corporation	2.50	9-15-2015	111,000	113,124
Computer Sciences Corporation	4.45	9-15-2022	200,000	195,944
Computer Sciences Corporation	6.50	3-15-2018	425,000	479,138
Fiserv Incorporated	3.50	10-1-2022	400,000	373,916
Fiserv Incorporated	4.75	6-15-2021	500,000	513,764
Fiserv Incorporated	6.80	11-20-2017	100,000	115,953
IBM Corporation	0.45	5-6-2016	400,000	394,997
IBM Corporation	0.55	2-6-2015	1,000,000	1,000,454
IBM Corporation	0.75	5-11-2015	400,000	401,353
IBM Corporation	1.25	2-8-2018	500,000	486,110
IBM Corporation	1.88	5-15-2019	500,000	487,206
IBM Corporation	1.88	8-1-2022	400,000	352,939
IBM Corporation	1.95	7-22-2016	725,000	744,394
IBM Corporation	4.00	6-20-2042	500,000	455,475
IBM Corporation	5.60	11-30-2039	900,000	1,033,522
IBM Corporation	5.70	9-14-2017	1,000,000	1,148,348
IBM Corporation	5.88	11-29-2032	250,000	293,978
IBM Corporation	7.00	10-30-2025	300,000	383,979
IBM Corporation	7.63	10-15-2018	500,000	629,122
SAIC Incorporated	4.45	12-1-2020	500,000	509,669

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	67

Security name	Interest rate	Maturity date	Principal	Value

IT Services (continued)
SAIC Incorporated	5.95%	12-1-2040	$100,000	$99,747
Total System Services Incorporated	2.38	6-1-2018	205,000	198,072
Total System Services Incorporated	3.75	6-1-2023	150,000	137,101
Western Union Company	2.88	12-10-2017	250,000	250,667
Western Union Company	5.25	4-1-2020	80,000	84,423
Western Union Company	5.93	10-1-2016	425,000	472,434
Western Union Company	6.20	11-17-2036	175,000	169,995
Western Union Company	6.20	6-21-2040	200,000	192,700

				11,818,410

Office Electronics: 0.05%
Xerox Corporation	2.95	3-15-2017	1,000,000	1,019,937
Xerox Corporation	4.25	2-15-2015	500,000	521,492
Xerox Corporation	5.63	12-15-2019	200,000	220,701
Xerox Corporation	6.35	5-15-2018	150,000	170,733
Xerox Corporation	6.40	3-15-2016	500,000	555,070
Xerox Corporation	6.75	2-1-2017	250,000	284,582
Xerox Corporation	6.75	12-15-2039	100,000	108,611

				2,881,126

Semiconductors & Semiconductor Equipment: 0.15%
Analog Devices Incorporated	2.88	6-1-2023	150,000	138,114
Applied Materials Incorporated	2.65	6-15-2016	500,000	515,921
Applied Materials Incorporated	4.30	6-15-2021	300,000	311,676
Applied Materials Incorporated	5.85	6-15-2041	200,000	208,483
Broadcom Corporation	2.38	11-1-2015	200,000	205,901
Broadcom Corporation	2.50	8-15-2022	250,000	223,985
Intel Corporation	1.35	12-15-2017	1,150,000	1,124,699
Intel Corporation	1.95	10-1-2016	600,000	614,898
Intel Corporation	2.70	12-15-2022	550,000	505,963
Intel Corporation	3.30	10-1-2021	847,000	837,605
Intel Corporation	4.00	12-15-2032	500,000	465,646
Intel Corporation	4.25	12-15-2042	250,000	222,790
Intel Corporation	4.80	10-1-2041	643,000	627,656
KLA Tencor Corporation	6.90	5-1-2018	300,000	347,535
Maxim Integrated Product Incorporated	3.38	3-15-2023	200,000	185,536
National Semiconductor Corporation	3.95	4-15-2015	350,000	367,739
Texas Instruments Incorporated	0.45	8-3-2015	100,000	99,738
Texas Instruments Incorporated	1.00	5-1-2018	200,000	190,827
Texas Instruments Incorporated	1.65	8-3-2019	250,000	238,953
Texas Instruments Incorporated	2.25	5-1-2023	250,000	223,273
Texas Instruments Incorporated	2.38	5-16-2016	300,000	310,742

				7,967,680

Software: 0.30%
Adobe Systems Incorporated	3.25	2-1-2015	100,000	103,235
Adobe Systems Incorporated	4.75	2-1-2020	325,000	348,152
Autodesk Incorporated	1.95	12-15-2017	250,000	242,789
Autodesk Incorporated	3.60	12-15-2022	250,000	234,008

68	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Software (continued)
BMC Software Incorporated	4.25%	2-15-2022	$45,000	$43,820
BMC Software Incorporated	4.50	12-1-2022	200,000	199,562
CA Incorporated	5.38	12-1-2019	500,000	548,947
CA Incorporated	6.13	12-1-2014	500,000	529,300
Fidelity National Information Services Incorporated	2.00	4-15-2018	114,000	109,230
Fidelity National Information Services Incorporated	3.50	4-15-2023	131,000	118,209
Intuit Incorporated	5.75	3-15-2017	200,000	221,762
Microsoft Corporation	1.63	9-25-2015	1,000,000	1,022,194
Microsoft Corporation	2.38	5-1-2023	1,000,000	904,755
Microsoft Corporation	3.00	10-1-2020	400,000	405,393
Microsoft Corporation	3.50	11-15-2042	500,000	409,455
Microsoft Corporation	3.75	5-1-2043	47,000	40,309
Microsoft Corporation	4.00	2-8-2021	500,000	532,077
Microsoft Corporation	4.20	6-1-2019	375,000	412,294
Microsoft Corporation	4.50	10-1-2040	500,000	483,409
Microsoft Corporation	5.20	6-1-2039	110,000	117,502
Microsoft Corporation	5.30	2-8-2041	500,000	543,669
Oracle Corporation	1.20	10-15-2017	1,350,000	1,312,918
Oracle Corporation	2.38	1-15-2019	600,000	596,621
Oracle Corporation	2.50	10-15-2022	800,000	731,065
Oracle Corporation	3.63	7-15-2023	400,000	395,949
Oracle Corporation	3.88	7-15-2020	350,000	369,779
Oracle Corporation	5.00	7-8-2019	600,000	679,030
Oracle Corporation	5.25	1-15-2016	850,000	934,805
Oracle Corporation	5.38	7-15-2040	1,350,000	1,473,281
Oracle Corporation	5.75	4-15-2018	1,000,000	1,156,847
Oracle Corporation	6.13	7-8-2039	200,000	239,385
Oracle Corporation	6.50	4-15-2038	250,000	310,632
Symantec Corporation	3.95	6-15-2022	200,000	193,659
Symantec Corporation	4.20	9-15-2020	300,000	307,181

				16,271,223

Materials: 0.88%

Chemicals: 0.43%
Air Products & Chemicals Incorporated	1.20	10-15-2017	132,000	127,559
Air Products & Chemicals Incorporated	2.00	8-2-2016	55,000	55,913
Air Products & Chemicals Incorporated	3.00	11-3-2021	250,000	239,837
Air Products & Chemicals Incorporated	4.38	8-21-2019	150,000	161,966
Airgas Incorporated	2.90	11-15-2022	500,000	456,987
Albemarle Corporation	4.50	12-15-2020	300,000	308,831
Cabot Corporation	5.00	10-1-2016	100,000	108,972
CF Industries Incorporated	3.45	6-1-2023	437,000	405,087
CF Industries Incorporated	4.95	6-1-2043	425,000	388,716
CF Industries Incorporated	6.88	5-1-2018	500,000	582,215
Dow Chemical Company	2.50	2-15-2016	125,000	129,039
Dow Chemical Company	3.00	11-15-2022	500,000	459,346
Dow Chemical Company	4.13	11-15-2021	500,000	507,330
Dow Chemical Company	4.25	11-15-2020	575,000	597,428

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	69

Security name	Interest rate	Maturity date	Principal	Value

Chemicals (continued)
Dow Chemical Company	4.38%	11-15-2042	$500,000	$437,812
Dow Chemical Company	5.25	11-15-2041	250,000	248,591
Dow Chemical Company	5.70	5-15-2018	250,000	286,320
Dow Chemical Company	7.38	11-1-2029	600,000	765,296
Dow Chemical Company	8.55	5-15-2019	1,655,000	2,102,820
Dow Chemical Company	9.40	5-15-2039	385,000	562,869
E.I. du Pont de Nemours & Company	2.75	4-1-2016	500,000	520,536
E.I. du Pont de Nemours & Company	2.80	2-15-2023	500,000	463,324
E.I. du Pont de Nemours & Company	3.25	1-15-2015	700,000	725,223
E.I. du Pont de Nemours & Company	3.63	1-15-2021	500,000	508,288
E.I. du Pont de Nemours & Company	4.15	2-15-2043	300,000	271,253
E.I. du Pont de Nemours & Company	4.50	8-15-2019	400,000	438,657
E.I. du Pont de Nemours & Company	4.63	1-15-2020	200,000	218,706
E.I. du Pont de Nemours & Company	4.90	1-15-2041	300,000	305,072
E.I. du Pont de Nemours & Company	5.25	12-15-2016	250,000	280,936
E.I. du Pont de Nemours & Company	5.60	12-15-2036	25,000	27,382
E.I. du Pont de Nemours & Company	6.00	7-15-2018	625,000	734,612
E.I. du Pont de Nemours & Company	6.50	1-15-2028	250,000	296,639
Eastman Chemical Company	2.40	6-1-2017	400,000	401,596
Eastman Chemical Company	3.60	8-15-2022	400,000	386,354
Eastman Chemical Company	4.50	1-15-2021	500,000	521,996
Eastman Chemical Company	4.80	9-1-2042	200,000	189,862
Ecolab Incorporated	1.00	8-9-2015	94,000	93,932
Ecolab Incorporated	2.38	12-8-2014	250,000	254,736
Ecolab Incorporated	3.00	12-8-2016	500,000	522,531
Ecolab Incorporated	4.35	12-8-2021	500,000	521,531
Ecolab Incorporated	5.50	12-8-2041	300,000	320,736
FMC Corporation	3.95	2-1-2022	125,000	123,864
International Flavors & Fragrances Incorporated	3.20	5-1-2023	100,000	93,270
Lubrizol Corporation	5.50	10-1-2014	65,000	68,407
Lubrizol Corporation	8.88	2-1-2019	250,000	326,305
Monsanto Company	2.75	4-15-2016	200,000	208,179
Monsanto Company	3.60	7-15-2042	150,000	126,412
Monsanto Company	5.13	4-15-2018	500,000	566,423
Monsanto Company	5.50	8-15-2025	100,000	113,334
Mosaic Company	3.75	11-15-2021	115,000	110,831
NewMarket Corporation	4.10	12-15-2022	50,000	47,659
PPG Industries Incorporated	1.90	1-15-2016	50,000	50,654
PPG Industries Incorporated	3.60	11-15-2020	100,000	100,955
PPG Industries Incorporated	5.50	11-15-2040	150,000	158,804
PPG Industries Incorporated	6.65	3-15-2018	300,000	350,774
PPG Industries Incorporated	7.70	3-15-2038	250,000	328,147
Praxair Incorporated	1.05	11-7-2017	438,000	423,002
Praxair Incorporated	1.25	11-7-2018	100,000	95,107
Praxair Incorporated	2.20	8-15-2022	500,000	451,222
Praxair Incorporated	2.45	2-15-2022	200,000	185,477
Praxair Incorporated	2.70	2-21-2023	150,000	140,077
Praxair Incorporated	3.55	11-7-2042	150,000	125,302
Praxair Incorporated	4.05	3-15-2021	200,000	209,538

70	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Chemicals (continued)
Praxair Incorporated	5.20%	3-15-2017	$50,000	$55,772
Praxair Incorporated	5.25	11-15-2014	200,000	211,204
Praxair Incorporated	5.38	11-1-2016	75,000	84,181
RPM International Incorporated	6.13	10-15-2019	200,000	226,797
RPM International Incorporated	6.50	2-15-2018	250,000	280,533
Sherwin-Williams Company	1.35	12-15-2017	250,000	242,289
Sherwin-Williams Company	3.13	12-15-2014	250,000	257,477
Sherwin-Williams Company	4.00	12-15-2042	132,000	117,031
Valspar Corporation	4.20	1-15-2022	100,000	99,797
Valspar Corporation	7.25	6-15-2019	100,000	119,701
Westlake Chemical Corporation	3.60	7-15-2022	29,000	27,664

				23,063,025

Construction Materials: 0.00%
Martin Marietta Materials Incorporated	6.60	4-15-2018	125,000	139,775

Containers & Packaging: 0.01%
Bemis Company Incorporated	6.80	8-1-2019	10,000	11,655
Packaging Corporation of America	3.90	6-15-2022	200,000	193,787
Sonoco Products Company	4.38	11-1-2021	100,000	100,976

				306,418

Metals & Mining: 0.33%
Alcoa Incorporated	5.40	4-15-2021	500,000	492,976
Alcoa Incorporated	5.55	2-1-2017	25,000	26,542
Alcoa Incorporated	5.72	2-23-2019	350,000	358,931
Alcoa Incorporated	5.87	2-23-2022	500,000	493,169
Alcoa Incorporated	5.90	2-1-2027	300,000	284,588
Alcoa Incorporated «	5.95	2-1-2037	258,000	234,765
Alcoa Incorporated	6.15	8-15-2020	500,000	520,624
Alcoa Incorporated	6.75	7-15-2018	50,000	53,937
Alcoa Incorporated	6.75	1-15-2028	200,000	198,556
Allegheny Technologies Incorporated	5.88	8-15-2023	250,000	241,859
Allegheny Technologies Incorporated	5.95	1-15-2021	50,000	51,409
Allegheny Technologies Incorporated	9.38	6-1-2019	150,000	177,382
Barrick Gold Corporation	2.90	5-30-2016	400,000	402,030
Barrick Gold Corporation	6.95	4-1-2019	300,000	331,386
Barrick North America Finance LLC	6.80	9-15-2018	250,000	278,492
Carpenter Technology Corporation	4.45	3-1-2023	80,000	77,421
Cliffs Natural Resources «	3.95	1-15-2018	250,000	244,332
Cliffs Natural Resources «	4.80	10-1-2020	255,000	237,167
Cliffs Natural Resources	6.25	10-1-2040	420,000	351,597
Freeport-McMoRan Copper & Gold Incorporated	1.40	2-13-2015	200,000	200,119
Freeport-McMoRan Copper & Gold Incorporated 144A	2.38	3-15-2018	2,500,000	2,333,268
Freeport-McMoRan Copper & Gold Incorporated	3.55	3-1-2022	2,000,000	1,781,098
Freeport-McMoRan Copper & Gold Incorporated 144A	3.88	3-15-2023	750,000	667,814
Freeport-McMoRan Copper & Gold Incorporated 144A	5.45	3-15-2043	850,000	729,681
Newmont Mining Corporation	3.50	3-15-2022	600,000	525,589
Newmont Mining Corporation	4.88	3-15-2042	500,000	386,232

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	71

Security name	Interest rate	Maturity date	Principal	Value

Metals & Mining (continued)
Newmont Mining Corporation	5.13%	10-1-2019	$475,000	$496,828
Newmont Mining Corporation	6.25	10-1-2039	475,000	449,452
Nucor Corporation	4.00	8-1-2023	189,000	183,887
Nucor Corporation	5.20	8-1-2043	200,000	191,851
Nucor Corporation	5.75	12-1-2017	500,000	566,943
Nucor Corporation	5.85	6-1-2018	150,000	171,758
Nucor Corporation	6.40	12-1-2037	200,000	226,011
Reliance Steel & Aluminum Company	4.50	4-15-2023	150,000	142,910
Rio Tinto Alcan Incorporated	5.00	6-1-2015	180,000	191,450
Rio Tinto Alcan Incorporated	6.13	12-15-2033	600,000	678,073
Rio Tinto Finance (USA) Limited	1.63	8-21-2017	500,000	487,707
Rio Tinto Finance (USA) Limited	2.25	9-20-2016	200,000	203,096
Rio Tinto Finance (USA) Limited	7.13	7-15-2028	500,000	607,589
Southern Copper Corporation	5.25	11-8-2042	500,000	383,790
Southern Copper Corporation	5.38	4-16-2020	90,000	94,500
Southern Copper Corporation	6.75	4-16-2040	440,000	406,504
Southern Copper Corporation	7.50	7-27-2035	600,000	605,860
Teck Resources Limited Company	3.15	1-15-2017	250,000	252,802

				18,021,975

Paper & Forest Products: 0.11%
Domtar Corporation	4.40	4-1-2022	500,000	476,978
Georgia-Pacific LLC	7.25	6-1-2028	325,000	391,898
Georgia-Pacific LLC	8.00	1-15-2024	200,000	255,940
Georgia-Pacific LLC	8.88	5-15-2031	500,000	685,205
International Paper Company	4.75	2-15-2022	75,000	78,693
International Paper Company	5.30	4-1-2015	430,000	457,527
International Paper Company	6.00	11-15-2041	535,000	577,718
International Paper Company	7.30	11-15-2039	250,000	306,485
International Paper Company	7.50	8-15-2021	450,000	552,888
International Paper Company	7.95	6-15-2018	1,000,000	1,233,404
MeadWestvaco Corporation	7.95	2-15-2031	50,000	57,679
Plum Creek Timberlands LP	3.25	3-15-2023	275,000	248,631
Plum Creek Timberlands LP	4.70	3-15-2021	500,000	513,439

				5,836,485

Telecommunication Services: 0.75%

Diversified Telecommunication Services: 0.71%
Alltel Corporation	7.00	3-15-2016	250,000	282,810
Alltel Corporation	7.88	7-1-2032	350,000	457,569
AT&T Incorporated	0.80	12-1-2015	500,000	498,476
AT&T Incorporated	0.88	2-13-2015	500,000	500,765
AT&T Incorporated	0.90	2-12-2016	250,000	248,228
AT&T Incorporated	1.60	2-15-2017	500,000	496,214
AT&T Incorporated	1.70	6-1-2017	1,000,000	992,533
AT&T Incorporated	2.40	8-15-2016	620,000	637,180
AT&T Incorporated	2.50	8-15-2015	500,000	515,014
AT&T Incorporated	2.63	12-1-2022	1,000,000	890,444

72	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Diversified Telecommunication Services (continued)
AT&T Incorporated	2.95%	5-15-2016	$1,150,000	$1,198,657
AT&T Incorporated	3.00	2-15-2022	1,500,000	1,405,866
AT&T Incorporated	3.88	8-15-2021	45,000	45,449
AT&T Incorporated	4.30	12-15-2042	500,000	427,466
AT&T Incorporated	4.35	6-15-2045	1,000,000	849,526
AT&T Incorporated	4.45	5-15-2021	650,000	686,886
AT&T Incorporated	5.35	9-1-2040	2,372,000	2,349,205
AT&T Incorporated	5.50	2-1-2018	1,000,000	1,133,877
AT&T Incorporated	5.55	8-15-2041	60,000	61,130
AT&T Incorporated	5.60	5-15-2018	500,000	572,586
AT&T Incorporated	5.80	2-15-2019	800,000	916,158
AT&T Incorporated	6.15	9-15-2034	500,000	540,322
AT&T Incorporated	6.30	1-15-2038	1,500,000	1,664,594
AT&T Incorporated	6.50	9-1-2037	970,000	1,098,630
AT&T Incorporated	6.55	2-15-2039	800,000	914,516
AT&T Incorporated	8.00	11-15-2031	536,000	740,251
BellSouth Corporation	5.20	9-15-2014	825,000	863,344
Embarq Corporation	8.00	6-1-2036	1,500,000	1,534,163
France Telecom	5.38	1-13-2042	500,000	491,877
Qwest Corporation	6.88	9-15-2033	300,000	291,646
SBC Communications	5.10	9-15-2014	575,000	601,806
SBC Communications	5.63	6-15-2016	350,000	389,884
Verizon Communications Incorporated	2.00	11-1-2016	500,000	506,507
Verizon Communications Incorporated	2.45	11-1-2022	600,000	526,798
Verizon Communications Incorporated	3.00	4-1-2016	500,000	520,457
Verizon Communications Incorporated	3.50	11-1-2021	1,000,000	977,144
Verizon Communications Incorporated	4.60	4-1-2021	1,000,000	1,053,641
Verizon Communications Incorporated	4.75	11-1-2041	500,000	456,024
Verizon Communications Incorporated	4.90	9-15-2015	325,000	350,462
Verizon Communications Incorporated	5.50	2-15-2018	1,000,000	1,127,340
Verizon Communications Incorporated	6.00	4-1-2041	500,000	536,130
Verizon Communications Incorporated	6.10	4-15-2018	500,000	576,564
Verizon Communications Incorporated	6.25	4-1-2037	250,000	274,656
Verizon Communications Incorporated	6.35	4-1-2019	1,000,000	1,164,698
Verizon Communications Incorporated	6.40	2-15-2038	1,000,000	1,120,428
Verizon Communications Incorporated	6.90	4-15-2038	500,000	592,375
Verizon Communications Incorporated	7.35	4-1-2039	850,000	1,052,475
Verizon Communications Incorporated	8.75	11-1-2018	258,000	329,242
Verizon Global Funding Corporation	5.85	9-15-2035	600,000	629,121
Verizon Global Funding Corporation	7.75	12-1-2030	850,000	1,080,189
Verizon Wireless Capital LLC	8.50	11-15-2018	900,000	1,137,004

				38,308,327

Wireless Telecommunication Services: 0.04%
CC Holdings GS V LLC	2.38	12-15-2017	100,000	97,894
CC Holdings GS V LLC	3.85	4-15-2023	500,000	462,677
Embarq Corporation	7.08	6-1-2016	1,000,000	1,124,042
US Cellular Corporation	6.70	12-15-2033	200,000	193,774

				1,878,387

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	73

Security name	Interest rate	Maturity date	Principal	Value

Utilities: 1.78%

Electric Utilities: 1.39%
Alabama Power Company	0.55%	10-15-2015	$31,000	$30,852
Alabama Power Company	5.50	3-15-2041	65,000	72,571
Alabama Power Company	6.00	3-1-2039	500,000	588,661
Alabama Power Company	6.13	5-15-2038	105,000	123,498
Ameren Corporation	5.40	2-1-2016	75,000	82,155
Ameren Illinois	6.13	11-15-2017	100,000	114,958
Appalachian Power Company	5.80	10-1-2035	315,000	333,720
Appalachian Power Company	6.38	4-1-2036	300,000	340,514
Appalachian Power Company	7.00	4-1-2038	600,000	726,184
Appalachian Power Company	7.95	1-15-2020	250,000	313,286
Arizona Public Service Company	4.50	4-1-2042	100,000	95,536
Arizona Public Service Company	8.75	3-1-2019	500,000	639,324
Atlantic City Electric Company	7.75	11-15-2018	65,000	81,136
Baltimore Gas & Electric Company	3.50	11-15-2021	500,000	500,746
Baltimore Gas & Electric Company	5.90	10-1-2016	350,000	396,344
Carolina Power & Light Company	2.80	5-15-2022	250,000	237,905
Carolina Power & Light Company	5.25	12-15-2015	180,000	198,353
Carolina Power & Light Company	5.30	1-15-2019	500,000	571,234
CenterPoint Energy Houston	2.25	8-1-2022	300,000	274,148
CenterPoint Energy Houston	3.55	8-1-2042	250,000	211,506
CenterPoint Energy Houston Series K	6.95	3-15-2033	250,000	323,709
Cleco Power LLC	6.00	12-1-2040	300,000	323,779
Cleveland Electric Illuminating Company	5.70	4-1-2017	364,000	396,950
Cleveland Electric Illuminating Company	5.95	12-15-2036	500,000	508,940
Columbus Southern Power Company	6.05	5-1-2018	200,000	229,992
Commonwealth Edison Company	3.80	10-1-2042	100,000	86,692
Commonwealth Edison Company	4.70	4-15-2015	250,000	265,210
Commonwealth Edison Company	5.80	3-15-2018	500,000	578,624
Commonwealth Edison Company	5.90	3-15-2036	250,000	292,639
Commonwealth Edison Company Series 100	5.88	2-1-2033	65,000	74,397
Connecticut Light & Power Company	5.65	5-1-2018	100,000	115,052
Connecticut Light & Power Company	6.35	6-1-2036	200,000	242,976
Consolidated Edison Company of New York Incorporated	6.65	4-1-2019	500,000	607,075
Consolidated Edison Company of New York Incorporated	7.13	12-1-2018	200,000	246,833
Consolidated Edison Company of New York Incorporated Series 06-C	5.50	9-15-2016	100,000	112,667
Consolidated Edison Company of New York Incorporated Series 06-D	5.30	12-1-2016	50,000	56,194
Consolidated Edison Company of New York Incorporated Series 06-E	5.70	12-1-2036	250,000	285,558
Consolidated Edison Company of New York Incorporated Series 07-A	6.30	8-15-2037	250,000	305,547
Consolidated Edison Company of New York Incorporated Series 08-A	5.85	4-1-2018	100,000	116,229
Consolidated Edison Company of New York Incorporated Series 08-B	6.75	4-1-2038	300,000	384,476
Consolidated Edison Company of New York Incorporated Series 09-C	5.50	12-1-2039	600,000	674,036
Consolidated Edison Company of New York Incorporated Series 12-A	4.20	3-15-2042	250,000	234,647
Consumers Energy Company	5.65	9-15-2018	150,000	174,599
Consumers Energy Company	6.70	9-15-2019	500,000	615,016
Delmarva Power & Light Company	4.00	6-1-2042	200,000	183,405
Detroit Edison Company	2.65	6-15-2022	200,000	188,716
Detroit Edison Company	3.45	10-1-2020	500,000	516,543
DTE Electric Company	3.65	3-15-2024	150,000	150,408

74	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
Duke Energy Carolinas LLC	1.75%	12-15-2016	$750,000	$763,085
Duke Energy Carolinas LLC	4.00	9-30-2042	250,000	225,776
Duke Energy Carolinas LLC	4.25	12-15-2041	500,000	469,572
Duke Energy Carolinas LLC	6.10	6-1-2037	250,000	290,322
Duke Energy Carolinas LLC Series C	7.00	11-15-2018	100,000	122,293
Duke Energy Corporation	3.35	4-1-2015	750,000	778,525
Duke Energy Corporation	3.95	9-15-2014	300,000	309,920
Duke Energy Corporation	6.45	10-15-2032	375,000	450,329
Duke Energy Indiana Incorporated	3.75	7-15-2020	500,000	521,242
Duke Energy Indiana Incorporated	4.90	7-15-2043	150,000	153,849
Duke Energy Indiana Incorporated	6.35	8-15-2038	750,000	919,469
Duke Energy Indiana Incorporated	6.45	4-1-2039	65,000	80,275
Duke Energy Ohio Incorporated	5.45	4-1-2019	250,000	283,851
Duke Energy Progress Incorporated	3.00	9-15-2021	250,000	245,121
Duke Energy Progress Incorporated	4.10	3-15-2043	150,000	137,314
Entergy Corporation	3.63	9-15-2015	200,000	206,798
Entergy Corporation	4.70	1-15-2017	250,000	266,473
Entergy Corporation	5.13	9-15-2020	250,000	258,129
Entergy Gulf States Louisiana LLC	5.59	10-1-2024	120,000	133,986
Entergy Gulf States Louisiana LLC	6.00	5-1-2018	100,000	114,778
Entergy Louisiana LLC	1.88	12-15-2014	130,000	131,626
Entergy Louisiana LLC	4.05	9-1-2023	400,000	403,319
Entergy Louisiana LLC	5.40	11-1-2024	250,000	279,362
Entergy Texas Incorporated	7.13	2-1-2019	200,000	235,334
Exelon Corporation	4.90	6-15-2015	375,000	399,067
Exelon Corporation	5.63	6-15-2035	365,000	375,972
Exelon Generation Company LLC	4.25	6-15-2022	225,000	220,172
Exelon Generation Company LLC	5.20	10-1-2019	500,000	546,192
Exelon Generation Company LLC	5.60	6-15-2042	605,000	584,975
Exelon Generation Company LLC	6.25	10-1-2039	500,000	522,565
FirstEnergy Corporation	4.25	3-15-2023	300,000	271,883
FirstEnergy Solutions	6.80	8-15-2039	164,000	164,227
Florida Power & Light Company	4.05	6-1-2042	250,000	232,397
Florida Power & Light Company	4.13	2-1-2042	300,000	280,313
Florida Power & Light Company	5.25	2-1-2041	200,000	219,525
Florida Power & Light Company	5.63	4-1-2034	250,000	282,831
Florida Power & Light Company	5.65	2-1-2037	380,000	437,512
Florida Power & Light Company	5.69	3-1-2040	585,000	680,262
Florida Power & Light Company	5.85	5-1-2037	100,000	118,091
Florida Power & Light Company	5.95	2-1-2038	320,000	383,574
Florida Power & Light Company	5.96	4-1-2039	250,000	300,030
Florida Power & Light Company	6.20	6-1-2036	500,000	612,997
Florida Power Corporation	5.65	6-15-2018	300,000	345,104
Florida Power Corporation	5.65	4-1-2040	125,000	142,120
Florida Power Corporation	5.80	9-15-2017	200,000	229,623
Florida Power Corporation	6.40	6-15-2038	500,000	611,991
FPL Group Capital Incorporated	6.00	3-1-2019	750,000	861,140
Georgia Power Company	4.25	12-1-2019	375,000	406,863
Georgia Power Company	4.30	3-15-2042	1,000,000	908,580
Georgia Power Company	4.30	3-15-2043	350,000	316,989

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	75

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
Georgia Power Company	5.40%	6-1-2018	$200,000	$227,124
Georgia Power Company	5.40	6-1-2040	250,000	268,963
Georgia Power Company	5.95	2-1-2039	250,000	286,380
Georgia Power Company Series B	5.70	6-1-2017	100,000	113,426
Great Plains Energy Incorporated	4.85	6-1-2021	50,000	53,149
Iberdrola International BV	6.75	7-15-2036	500,000	527,756
Indiana Michigan Power Company	3.20	3-15-2023	100,000	93,876
Indiana Michigan Power Company	7.00	3-15-2019	500,000	595,626
Interstate Power & Light Company	6.25	7-15-2039	30,000	35,710
Jersey Central Power & Light Company	5.63	5-1-2016	100,000	109,585
Jersey Central Power & Light Company	7.35	2-1-2019	250,000	296,239
Kansas City Power & Light Company	3.15	3-15-2023	200,000	187,876
Kansas City Power & Light Company	6.38	3-1-2018	250,000	289,080
Kansas City Power & Light Company	7.15	4-1-2019	200,000	245,083
Kentucky Utilities Company	3.25	11-1-2020	500,000	509,004
Kentucky Utilities Company	5.13	11-1-2040	500,000	546,340
LG&E & KU Energy LLC	2.13	11-15-2015	100,000	102,133
LG&E & KU Energy LLC	3.75	11-15-2020	100,000	100,508
MidAmerican Energy Holdings Company	5.30	3-15-2018	250,000	284,061
MidAmerican Energy Holdings Company	5.80	10-15-2036	75,000	85,539
MidAmerican Energy Holdings Company	5.95	5-15-2037	300,000	334,010
MidAmerican Energy Holdings Company	6.75	12-30-2031	150,000	186,669
Nevada Power Company	5.45	5-15-2041	120,000	134,089
Nevada Power Company	6.75	7-1-2037	200,000	253,709
Nevada Power Company	7.13	3-15-2019	300,000	369,342
Nevada Power Company Series O	6.50	5-15-2018	550,000	652,009
NiSource Finance Corporation	4.80	2-15-2044	350,000	315,500
NiSource Finance Corporation	5.25	9-15-2017	180,000	199,381
NiSource Finance Corporation	5.45	9-15-2020	415,000	456,119
NiSource Finance Corporation	6.13	3-1-2022	100,000	112,272
NiSource Finance Corporation	6.40	3-15-2018	1,000,000	1,153,114
NiSource Finance Corporation	6.80	1-15-2019	90,000	105,321
Northeast Utilities	1.45	5-1-2018	350,000	336,820
Northeast Utilities	2.80	5-1-2023	175,000	160,582
Northern States Power Company Minnesota	1.95	8-15-2015	150,000	153,768
Northern States Power Company Minnesota	2.15	8-15-2022	250,000	226,461
Northern States Power Company Minnesota	3.40	8-15-2042	250,000	205,454
Northern States Power Company Minnesota	5.25	3-1-2018	500,000	569,259
Northern States Power Company Minnesota	5.35	11-1-2039	40,000	44,941
Northern States Power Company Minnesota	6.20	7-1-2037	300,000	372,116
NSTAR Electric Company	2.38	10-15-2022	200,000	183,333
NSTAR Electric Company	5.50	3-15-2040	100,000	113,075
Oglethorpe Power Corporation	5.38	11-1-2040	300,000	308,095
Oglethorpe Power Corporation	5.95	11-1-2039	150,000	167,402
Ohio Edison Company	6.88	7-15-2036	250,000	287,669
Ohio Edison Company	8.25	10-15-2038	200,000	285,400
Ohio Power Company	5.38	10-1-2021	65,000	73,123
Ohio Power Company	6.00	6-1-2016	250,000	278,817
Ohio Power Company	6.60	2-15-2033	194,000	229,403
Ohio Power Company	6.60	3-1-2033	150,000	177,415

76	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
Oklahoma Gas & Electric Company	5.25%	5-15-2041	$100,000	$108,167
Oklahoma Gas & Electric Company	5.85	6-1-2040	100,000	114,259
Oncor Electric Delivery Company LLC	4.10	6-1-2022	500,000	513,725
Oncor Electric Delivery Company LLC	4.55	12-1-2041	200,000	194,162
Oncor Electric Delivery Company LLC	5.25	9-30-2040	250,000	264,268
Oncor Electric Delivery Company LLC	6.80	9-1-2018	500,000	596,175
Oncor Electric Delivery Company LLC	7.00	5-1-2032	175,000	218,643
Oncor Electric Delivery Company LLC	7.50	9-1-2038	200,000	264,681
PacifiCorp	4.10	2-1-2042	100,000	92,141
PacifiCorp	5.65	7-15-2018	600,000	697,096
PacifiCorp	5.75	4-1-2037	250,000	288,798
PacifiCorp	6.00	1-15-2039	500,000	603,429
PacifiCorp	6.25	10-15-2037	720,000	884,940
PECO Energy Company	2.38	9-15-2022	1,000,000	926,176
PECO Energy Company	5.00	10-1-2014	500,000	522,165
Pepco Holdings Incorporated	2.70	10-1-2015	350,000	358,985
Portland General Electric Company	6.10	4-15-2019	250,000	296,873
Potomac Electric Power	6.50	11-15-2037	200,000	252,768
PPL Capital Funding Incorporated	1.90	6-1-2018	100,000	97,168
PPL Capital Funding Incorporated	3.40	6-1-2023	500,000	467,570
PPL Capital Funding Incorporated	4.20	6-15-2022	200,000	201,035
PPL Capital Funding Incorporated	4.70	6-1-2043	125,000	112,822
PPL Electric Utilities	4.75	7-15-2043	150,000	153,917
PPL Electric Utilities	5.20	7-15-2041	200,000	217,463
PPL Electric Utilities	6.25	5-15-2039	45,000	55,044
PPL Energy Supply LLC	6.20	5-15-2016	500,000	550,984
Progress Energy Incorporated	3.15	4-1-2022	500,000	477,166
Progress Energy Incorporated	4.10	5-15-2042	250,000	229,134
Progress Energy Incorporated	4.40	1-15-2021	750,000	790,035
Progress Energy Incorporated	4.55	4-1-2020	75,000	81,753
Progress Energy Incorporated	6.00	12-1-2039	300,000	334,673
Progress Energy Incorporated	6.30	4-1-2038	50,000	60,439
Progress Energy Incorporated	7.00	10-30-2031	500,000	605,659
Progress Energy Incorporated	7.75	3-1-2031	300,000	386,025
PSEG Power LLC	4.15	9-15-2021	250,000	252,578
PSEG Power LLC	5.13	4-15-2020	280,000	304,768
PSEG Power LLC	8.63	4-15-2031	75,000	102,700
Public Service Company of Colorado	2.50	3-15-2023	250,000	229,348
Public Service Company of Colorado	3.20	11-15-2020	300,000	303,297
Public Service Company of Colorado	3.95	3-15-2043	125,000	113,483
Public Service Company of Colorado	5.13	6-1-2019	50,000	56,953
Public Service Company of Colorado	6.25	9-1-2037	500,000	626,032
Public Service Company of Oklahoma	4.40	2-1-2021	100,000	105,567
Public Service Company of Oklahoma	5.15	12-1-2019	40,000	44,985
Public Service Electric & Gas Company	2.38	5-15-2023	200,000	181,657
Public Service Electric & Gas Company	3.65	9-1-2042	250,000	216,208
Public Service Electric & Gas Company	3.80	1-1-2043	200,000	179,475
Public Service Electric & Gas Company	3.95	5-1-2042	100,000	90,618
Public Service Electric & Gas Company	5.30	5-1-2018	1,000,000	1,138,450
Public Service Electric & Gas Company	5.80	5-1-2037	100,000	116,576

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	77

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
Puget Sound Energy Incorporated	5.76%	10-1-2039	$400,000	$460,628
Puget Sound Energy Incorporated	5.80	3-15-2040	50,000	57,932
Puget Sound Energy Incorporated	6.27	3-15-2037	330,000	398,762
South Carolina Electric & Gas Company	4.35	2-1-2042	600,000	564,716
South Carolina Electric & Gas Company	6.50	11-1-2018	525,000	629,973
Southern California Edison Company	3.88	6-1-2021	270,000	284,701
Southern California Edison Company	3.90	3-15-2043	150,000	134,963
Southern California Edison Company	4.05	3-15-2042	500,000	462,672
Southern California Edison Company	5.50	8-15-2018	500,000	576,704
Southern California Edison Company	5.50	3-15-2040	700,000	800,876
Southern California Edison Company	6.00	1-15-2034	100,000	119,288
Southern California Edison Company	6.05	3-15-2039	350,000	424,681
Southern California Edison Company Series 05-A	5.00	1-15-2016	100,000	109,002
Southern California Edison Company Series 05-E	5.35	7-15-2035	180,000	199,586
Southern Company	2.38	9-15-2015	200,000	205,760
Southern Company	2.45	9-1-2018	180,000	180,019
Southwestern Electric Power Company	6.20	3-15-2040	50,000	56,307
Southwestern Electric Power Company Series E	5.55	1-15-2017	100,000	109,238
Southwestern Public Service Company	6.00	10-1-2036	100,000	113,030
System Energy Resources	4.10	4-1-2023	150,000	146,759
Tampa Electric Company	2.60	9-15-2022	200,000	186,487
Tampa Electric Company	6.10	5-15-2018	100,000	117,459
Tampa Electric Company	6.15	5-15-2037	75,000	88,072
Toleda Edison Company	6.15	5-15-2037	50,000	55,059
TXU Electric Delivery Company	7.25	1-15-2033	75,000	96,451
Union Electric Company	3.90	9-15-2042	250,000	222,919
Union Electric Company	6.40	6-15-2017	500,000	579,893
Union Electric Company	8.45	3-15-2039	80,000	122,096
Virginia Electric & Power Company	4.00	1-15-2043	325,000	295,786
Virginia Electric & Power Company	5.00	6-30-2019	200,000	226,366
Virginia Electric & Power Company	8.88	11-15-2038	300,000	469,157
Virginia Electric & Power Company Series A	5.40	1-15-2016	600,000	660,178
Virginia Electric & Power Company Series A	6.00	5-15-2037	605,000	717,780
Virginia Electric & Power Company Series B	3.45	9-1-2022	1,000,000	1,001,655
Virginia Electric & Power Company Series B	6.00	1-15-2036	100,000	118,824
Westar Energy Incorporated	4.10	4-1-2043	300,000	275,057
Westar Energy Incorporated	8.63	12-1-2018	250,000	321,787
Wisconsin Electric Power Company	1.70	6-15-2018	150,000	147,233
Wisconsin Electric Power Company	4.25	12-15-2019	350,000	386,708
Wisconsin Electric Power Company	5.63	5-15-2033	100,000	113,343
Wisconsin Electric Power Company	5.70	12-1-2036	150,000	172,497
Wisconsin Power & Light Company	5.00	7-15-2019	50,000	56,490
Wisconsin Power & Light Company	6.38	8-15-2037	250,000	302,110

				74,711,446

Gas Utilities: 0.10%
AGL Capital Corporation	5.88	3-15-2041	570,000	636,032
Atmos Energy Corporation	4.15	1-15-2043	161,000	145,588
Atmos Energy Corporation	4.95	10-15-2014	100,000	104,481

78	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Gas Utilities (continued)
Atmos Energy Corporation	5.50%	6-15-2041	$60,000	$65,542
Atmos Energy Corporation	6.35	6-15-2017	50,000	57,426
Atmos Energy Corporation	8.50	3-15-2019	250,000	319,153
CenterPoint Energy Incorporated	5.95	2-1-2017	250,000	282,018
CenterPoint Energy Resources Corporation	4.50	1-15-2021	65,000	70,154
CenterPoint Energy Resources Corporation	5.85	1-15-2041	110,000	126,046
CenterPoint Energy Resources Corporation	6.00	5-15-2018	100,000	116,093
CenterPoint Energy Resources Corporation	6.13	11-1-2017	150,000	173,787
CenterPoint Energy Resources Corporation	6.63	11-1-2037	50,000	60,611
Consolidated Natural Gas Company Series A	5.00	12-1-2014	300,000	315,047
KeySpan Corporation	5.80	4-1-2035	125,000	132,386
National Fuel Gas Company	3.75	3-1-2023	312,000	298,077
ONEOK Incorporated	5.20	6-15-2015	65,000	69,039
ONEOK Incorporated	6.00	6-15-2035	200,000	184,739
Panhandle Eastern Pipe Line Company LP	6.20	11-1-2017	400,000	456,229
Piedmont Natural Gas Company	4.65	8-1-2043	50,000	50,013
Questar Corporation	2.75	2-1-2016	200,000	206,916
Sempra Energy	6.00	10-15-2039	300,000	333,221
Sempra Energy	6.50	6-1-2016	1,090,000	1,238,031
Southern California Gas Company	5.13	11-15-2040	100,000	109,940
Southern California Gas Company	5.75	11-15-2035	75,000	88,207

				5,638,776

Independent Power Producers & Energy Traders: 0.03%
Constellation Energy Group Incorporated	5.15	12-1-2020	100,000	107,953
Southern Power Company	5.15	9-15-2041	500,000	497,192
Southern Power Company	5.25	7-15-2043	120,000	120,749
Southern Power Company Series D	4.88	7-15-2015	500,000	535,268
Transalta Corporation	6.65	5-15-2018	200,000	224,945

				1,486,107

Multi-Utilities: 0.25%
Alliant Energy Corporation	4.00	10-15-2014	100,000	103,433
Avista Corporation	5.13	4-1-2022	55,000	61,575
CMS Energy Corporation	4.70	3-31-2043	125,000	115,113
CMS Energy Corporation	5.05	3-15-2022	350,000	375,586
Consumers Energy Company	3.38	8-15-2023	500,000	493,602
Consumers Energy Company	3.95	5-15-2043	200,000	180,005
Dominion Resources Incorporated	2.25	9-1-2015	100,000	102,500
Dominion Resources Incorporated	4.05	9-15-2042	250,000	219,439
Dominion Resources Incorporated	4.45	3-15-2021	100,000	106,795
Dominion Resources Incorporated	4.90	8-1-2041	60,000	60,196
Dominion Resources Incorporated	5.95	6-15-2035	225,000	260,096
Dominion Resources Incorporated	6.40	6-15-2018	750,000	884,343
Dominion Resources Incorporated	7.00	6-15-2038	500,000	637,903
Dominion Resources Incorporated Series A	5.60	11-15-2016	50,000	55,747
Dominion Resources Incorporated Series C	5.15	7-15-2015	350,000	377,132
DTE Energy Company	6.35	6-1-2016	350,000	395,824
Integrys Energy Group	4.17	11-1-2020	200,000	206,765

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	79

Security name	Interest rate	Maturity date	Principal	Value

Multi-Utilities (continued)
Louisville Gas & Electric Company	5.13%	11-15-2040	$125,000	$136,386
MidAmerican Energy Holdings	6.13	4-1-2036	700,000	793,666
Northern States Power Company of Minnesota	2.60	5-15-2023	150,000	138,646
NSTAR Global Services Incorporated	4.50	11-15-2019	100,000	109,856
Pacific Gas & Electric Company	3.75	8-15-2042	200,000	165,476
Pacific Gas & Electric Company	4.25	5-15-2021	500,000	525,827
Pacific Gas & Electric Company	5.40	1-15-2040	700,000	733,538
Pacific Gas & Electric Company	5.80	3-1-2037	500,000	549,916
Pacific Gas & Electric Company	6.05	3-1-2034	1,100,000	1,244,251
Pacific Gas & Electric Company	6.35	2-15-2038	100,000	117,067
Pacific Gas & Electric Company	8.25	10-15-2018	1,000,000	1,271,617
Puget Sound Power & Light Company	4.43	11-15-2041	500,000	479,450
San Diego Gas & Electric Company	3.00	8-15-2021	750,000	745,875
San Diego Gas & Electric Company	5.35	5-15-2035	100,000	112,163
San Diego Gas & Electric Company	6.00	6-1-2039	530,000	646,897
Scana Corporation	4.75	5-15-2021	250,000	258,474
Wisconsin Energy Corporation ±	6.25	5-15-2067	125,000	129,688
Xcel Energy Incorporated	0.75	5-9-2016	200,000	197,502
Xcel Energy Incorporated	4.70	5-15-2020	250,000	274,029
Xcel Energy Incorporated	4.80	9-15-2041	250,000	247,784

				13,514,162

Water Utilities: 0.01%
American Water Capital Corporation	6.09	10-15-2017	750,000	862,076

Total Corporate Bonds and Notes (Cost $1,100,748,315)				$1,130,548,050

Foreign Government Bonds @: 24.76%
Australian Government Bond Series 119 (AUD)	6.25	4-15-2015	1,000,000	943,711
Australian Government Bond Series 122 (AUD)	5.25	3-15-2019	1,700,000	1,660,808
Australian Government Bond Series 124 (AUD)	5.75	5-15-2021	2,250,000	2,277,973
Australian Government Bond Series 126 (AUD)	4.50	4-15-2020	1,500,000	1,411,695
Australian Government Bond Series 128 (AUD)	5.75	7-15-2022	850,000	864,199
Australian Government Bond Series 128 (AUD)	5.75	7-15-2022	300,000	305,011
Australian Government Bond Series 130 (AUD)	4.75	6-15-2016	1,200,000	1,126,483
Australian Government Bond Series 131 (AUD)	4.50	10-21-2014	1,300,000	1,184,534
Australian Government Bond Series 132 (AUD)	5.50	1-21-2018	1,500,000	1,466,207
Australian Government Bond Series 133 (AUD)	5.50	4-21-2023	1,250,000	1,254,103
Australian Government Bond Series 134 (AUD)	4.75	10-21-2015	1,750,000	1,627,633
Australian Government Bond Series 135 (AUD)	4.25	7-21-2017	1,050,000	978,309
Australian Government Bond Series 136 (AUD)	4.75	4-21-2027	700,000	654,692
Australian Government Bond Series 137 (AUD)	2.75	4-21-2024	1,750,000	1,389,883
Australian Government Bond Series 138 (AUD)	3.25	4-21-2029	250,000	193,731
Australian Government Bond Series 217 (AUD)	6.00	2-15-2017	1,500,000	1,472,562
Belgium (Kingdom) (EUR)	1.25	6-22-2018	750,000	982,316
Belgium (Kingdom) (EUR)	2.25	6-22-2023	800,000	1,012,722
Belgium (Kingdom) (EUR)	2.75	3-28-2016	1,050,000	1,463,433
Belgium (Kingdom) (EUR)	3.25	9-28-2016	1,200,000	1,704,151
Belgium (Kingdom) (EUR)	3.50	6-28-2017	1,275,000	1,834,114
Belgium (Kingdom) (EUR)	3.75	9-28-2015	1,075,000	1,517,500

80	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Belgium (Kingdom) (EUR)	3.75%	9-28-2020	2,050,000	$3,006,873
Belgium (Kingdom) (EUR)	4.00	3-28-2018	1,250,000	1,847,161
Belgium (Kingdom) (EUR)	4.00	3-28-2022	1,100,000	1,626,586
Belgium (Kingdom) (EUR)	4.00	3-28-2032	1,000,000	1,411,167
Belgium (Kingdom) (EUR)	4.25	9-28-2021	1,350,000	2,036,571
Belgium (Kingdom) (EUR)	4.25	9-28-2022	1,700,000	2,549,854
Belgium (Kingdom) (EUR)	4.25	3-28-2041	1,150,000	1,677,778
Belgium (Kingdom) (EUR)	4.50	3-28-2026	550,000	833,254
Belgium (Kingdom) (EUR)	8.00	3-28-2015	700,000	1,035,529
Belgium Government Bond Series 31 (EUR)	5.50	3-28-2028	1,485,000	2,474,874
Belgium Government Bond Series 40 (EUR)	5.50	9-28-2017	700,000	1,083,347
Belgium Government Bond Series 43 (EUR)	4.25	9-28-2014	1,000,000	1,378,084
Belgium Government Bond Series 44 (EUR)	5.00	3-28-2035	1,480,000	2,378,312
Belgium Government Bond Series 49 (EUR) 144A	4.00	3-28-2017	1,050,000	1,533,233
Belgium Government Bond Series 55 (EUR)	4.00	3-28-2019	1,200,000	1,781,848
Belgium Government Bond Series 56 (EUR)	3.50	3-28-2015	800,000	1,109,446
Bonos y Obligaciones del Estado (EUR)	2.75	3-31-2015	1,000,000	1,340,238
Bonos y Obligaciones del Estado (EUR)	3.30	7-30-2016	850,000	1,146,607
Bonos y Obligaciones del Estado (EUR)	3.75	10-31-2015	1,700,000	2,316,456
Bonos y Obligaciones del Estado (EUR)	4.10	7-30-2018	1,500,000	2,051,663
Bonos y Obligaciones del Estado (EUR) 144A	4.40	10-31-2023	800,000	1,046,112
Bonos y Obligaciones del Estado (EUR)	4.50	1-31-2018	1,800,000	2,500,916
Bonos y Obligaciones del Estado (EUR) 144A	5.40	1-31-2023	1,250,000	1,764,403
Bundesobligation Series 155 (EUR)	2.50	10-10-2014	1,200,000	1,627,187
Bundesobligation Series 156 (EUR)	2.50	2-27-2015	2,000,000	2,734,573
Bundesobligation Series 157 (EUR)	2.25	4-10-2015	1,750,000	2,388,981
Bundesobligation Series 158 (EUR)	1.75	10-9-2015	1,600,000	2,181,695
Bundesobligation Series 159 (EUR)	2.00	2-26-2016	1,950,000	2,686,440
Bundesobligation Series 161 (EUR)	1.25	10-14-2016	1,850,000	2,508,502
Bundesobligation Series 162 (EUR)	0.75	2-24-2017	1,250,000	1,666,188
Bundesobligation Series 163 (EUR)	0.50	4-7-2017	1,400,000	1,847,923
Bundesobligation Series 164 (EUR)	0.50	10-13-2017	2,500,000	3,284,135
Bundesobligation Series 165 (EUR)	0.50	2-23-2018	500,000	652,914
Bundesobligation Series 166 (EUR)	0.25	4-13-2018	600,000	772,697
Bundesrepublik Deutschland (EUR) ¤	0.00	9-12-2014	2,000,000	2,639,890
Bundesrepublik Deutschland (EUR) ¤	0.00	12-12-2014	1,250,000	1,648,957
Bundesrepublik Deutschland (EUR) ¤	0.00	6-12-2015	600,000	790,105
Bundesrepublik Deutschland (EUR)	1.50	9-4-2022	3,500,000	4,545,342
Bundesrepublik Deutschland (EUR)	1.50	2-15-2023	500,000	643,503
Bundesrepublik Deutschland (EUR)	1.50	5-15-2023	600,000	768,487
Bundesrepublik Deutschland (EUR)	1.75	7-4-2022	2,250,000	2,993,785
Bundesrepublik Deutschland (EUR)	2.00	1-4-2022	1,500,000	2,049,958
Bundesrepublik Deutschland (EUR)	2.25	9-4-2020	1,000,000	1,408,218
Bundesrepublik Deutschland (EUR)	2.50	1-4-2021	1,950,000	2,784,426
Bundesrepublik Deutschland (EUR)	2.50	7-4-2044	1,500,000	1,921,534
Bundesrepublik Deutschland (EUR)	2.75	4-8-2016	1,300,000	1,826,371
Bundesrepublik Deutschland (EUR)	3.00	7-4-2020	1,700,000	2,505,637
Bundesrepublik Deutschland (EUR)	3.25	7-4-2021	1,000,000	1,498,619
Bundesrepublik Deutschland (EUR)	3.25	7-4-2042	1,050,000	1,562,420
Bundesrepublik Deutschland (EUR)	3.50	7-4-2019	2,000,000	3,009,133

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	81

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Bundesrepublik Deutschland (EUR)	4.75%	7-4-2040	1,550,000	$2,878,952
Bundesrepublik Deutschland (EUR)	6.50	7-4-2027	1,000,000	1,989,030
Bundesrepublik Deutschland Series 00 (EUR)	5.50	1-4-2031	1,200,000	2,248,742
Bundesrepublik Deutschland Series 00 (EUR)	6.25	1-4-2030	1,150,000	2,294,133
Bundesrepublik Deutschland Series 03 (EUR)	4.75	7-4-2034	1,800,000	3,201,323
Bundesrepublik Deutschland Series 04 (EUR)	3.75	1-4-2015	2,300,000	3,186,191
Bundesrepublik Deutschland Series 05 (EUR)	3.25	7-4-2015	2,300,000	3,208,929
Bundesrepublik Deutschland Series 05 (EUR)	3.50	1-4-2016	1,900,000	2,700,826
Bundesrepublik Deutschland Series 05 (EUR)	4.00	1-4-2037	2,050,000	3,355,841
Bundesrepublik Deutschland Series 06 (EUR)	4.00	7-4-2016	2,200,000	3,205,662
Bundesrepublik Deutschland Series 08 (EUR)	4.25	7-4-2018	3,000,000	4,608,065
Bundesrepublik Deutschland Series 09 (EUR)	3.75	1-4-2019	1,900,000	2,876,229
Bundesrepublik Deutschland Series 161 (EUR)	2.25	9-4-2021	2,650,000	3,703,794
Bundesrepublik Deutschland Series 94 (EUR)	6.25	1-4-2024	855,000	1,593,767
Bundesrepublik Deutschland Series 98 (EUR)	4.75	7-4-2028	1,300,000	2,231,183
Bundesrepublik Deutschland Series 98 (EUR)	5.63	1-4-2028	1,400,000	2,594,875
Canadian Government Bond (CAD)	1.00	11-1-2014	1,500,000	1,422,102
Canadian Government Bond (CAD)	1.00	2-1-2015	1,350,000	1,278,713
Canadian Government Bond (CAD)	1.25	2-1-2016	500,000	474,053
Canadian Government Bond (CAD)	1.25	3-1-2018	950,000	877,593
Canadian Government Bond (CAD)	1.25	9-1-2018	300,000	275,363
Canadian Government Bond (CAD)	1.50	8-1-2015	2,000,000	1,909,807
Canadian Government Bond (CAD)	1.50	3-1-2017	500,000	473,474
Canadian Government Bond (CAD)	1.50	9-1-2017	2,500,000	2,350,494
Canadian Government Bond (CAD)	1.50	6-1-2023	1,050,000	901,866
Canadian Government Bond (CAD)	2.00	12-1-2014	1,000,000	959,461
Canadian Government Bond (CAD)	2.00	6-1-2016	500,000	482,783
Canadian Government Bond (CAD)	2.50	6-1-2015	700,000	679,704
Canadian Government Bond (CAD)	2.75	9-1-2016	1,500,000	1,477,699
Canadian Government Bond (CAD)	2.75	6-1-2022	1,200,000	1,159,886
Canadian Government Bond (CAD)	3.00	12-1-2015	950,000	936,182
Canadian Government Bond (CAD)	3.25	6-1-2021	2,000,000	2,015,038
Canadian Government Bond (CAD)	3.50	6-1-2020	500,000	511,882
Canadian Government Bond (CAD)	3.50	12-1-2045	1,200,000	1,238,838
Canadian Government Bond (CAD)	3.75	6-1-2019	1,600,000	1,654,716
Canadian Government Bond (CAD)	4.00	6-1-2016	1,300,000	1,321,475
Canadian Government Bond (CAD)	4.00	6-1-2017	500,000	515,243
Canadian Government Bond (CAD)	4.00	6-1-2041	1,550,000	1,725,852
Canadian Government Bond (CAD)	4.25	6-1-2018	1,000,000	1,050,242
Canadian Government Bond (CAD)	4.50	6-1-2015	1,150,000	1,154,203
Canadian Government Bond (CAD)	5.00	6-1-2037	1,250,000	1,571,276
Canadian Government Bond (CAD)	5.75	6-1-2029	1,150,000	1,482,553
Canadian Government Bond (CAD)	5.75	6-1-2033	1,250,000	1,666,002
Canadian Government Bond (CAD)	8.00	6-1-2023	195,000	271,543
Canadian Government Bond (CAD)	8.00	6-1-2027	593,000	894,077
Canadian Government Bond (CAD)	9.00	6-1-2025	200,000	309,783
Denmark Government Bond (DKK)	1.50	11-15-2023	7,500,000	1,261,874
Denmark Government Bond (DKK)	2.50	11-15-2016	4,350,000	818,215
Denmark Government Bond (DKK)	3.00	11-15-2021	4,500,000	875,675

82	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Denmark Government Bond (DKK)	4.00%	11-15-2015	9,975,000	$1,908,633
Denmark Government Bond (DKK)	4.00	11-15-2017	5,000,000	1,001,641
Denmark Government Bond (DKK)	4.00	11-15-2019	10,400,000	2,138,977
Denmark Government Bond (DKK)	4.50	11-15-2039	10,700,000	2,565,797
Denmark Government Bond (DKK)	7.00	11-10-2024	2,000,000	532,577
France Government Bond (EUR)	0.25	11-25-2015	275,000	361,868
France Government Bond (EUR)	1.00	5-25-2018	1,000,000	1,309,536
France Government Bond (EUR)	1.75	5-25-2023	1,000,000	1,241,082
France Government Bond (EUR)	2.25	10-25-2022	1,200,000	1,572,341
France Government Bond (EUR)	2.50	10-25-2020	2,600,000	3,592,710
France Government Bond (EUR)	2.75	10-25-2027	2,250,000	2,890,410
France Government Bond (EUR)	3.00	10-25-2015	3,275,000	4,568,197
France Government Bond (EUR)	3.00	4-25-2022	2,250,000	3,155,704
France Government Bond (EUR)	3.25	4-25-2016	2,300,000	3,255,955
France Government Bond (EUR)	3.25	10-25-2021	4,000,000	5,750,763
France Government Bond (EUR)	3.25	5-25-2045	150,000	188,329
France Government Bond (EUR)	3.50	4-25-2015	2,250,000	3,128,048
France Government Bond (EUR)	3.50	4-25-2020	3,400,000	5,002,358
France Government Bond (EUR)	3.50	4-25-2026	2,650,000	3,743,420
France Government Bond (EUR)	3.75	4-25-2017	2,900,000	4,225,262
France Government Bond (EUR)	3.75	10-25-2019	2,800,000	4,176,631
France Government Bond (EUR)	3.75	4-25-2021	3,250,000	4,841,913
France Government Bond (EUR)	4.00	10-25-2014	2,000,000	2,756,697
France Government Bond (EUR)	4.00	4-25-2018	2,750,000	4,101,132
France Government Bond (EUR)	4.00	10-25-2038	2,000,000	2,905,906
France Government Bond (EUR)	4.00	4-25-2055	1,150,000	1,650,367
France Government Bond (EUR)	4.00	4-25-2060	1,000,000	1,435,872
France Government Bond (EUR)	4.25	10-25-2017	2,750,000	4,107,900
France Government Bond (EUR)	4.25	10-25-2018	3,150,000	4,774,355
France Government Bond (EUR)	4.25	4-25-2019	2,950,000	4,492,353
France Government Bond (EUR)	4.25	10-25-2023	2,750,000	4,185,097
France Government Bond (EUR)	4.50	4-25-2041	2,450,000	3,842,326
France Government Bond (EUR)	4.75	4-25-2035	2,150,000	3,457,595
France Government Bond (EUR)	5.00	10-25-2016	2,550,000	3,818,863
France Government Bond (EUR)	5.50	4-25-2029	2,150,000	3,695,461
France Government Bond (EUR)	5.75	10-25-2032	2,000,000	3,594,338
France Government Bond (EUR)	6.00	10-25-2025	1,600,000	2,819,492
France Government Bond (EUR)	8.25	4-25-2022	1,000,000	1,954,879
France Government Bond (EUR)	8.50	10-25-2019	1,400,000	2,606,365
France Government Bond (EUR)	8.50	4-25-2023	1,050,000	2,107,463
French Treasury Note (EUR)	0.75	9-25-2014	900,000	1,196,233
French Treasury Note (EUR)	1.00	7-25-2017	1,500,000	1,984,838
French Treasury Note (EUR)	1.75	2-25-2017	2,400,000	3,271,255
French Treasury Note (EUR)	2.00	7-12-2015	2,450,000	3,335,928
French Treasury Note (EUR)	2.25	2-25-2016	3,750,000	5,172,257
French Treasury Note (EUR)	2.50	1-15-2015	2,850,000	3,881,587
French Treasury Note (EUR)	2.50	7-25-2016	2,150,000	2,993,002
Germany Government Bond (EUR)	3.25	1-4-2020	2,550,000	3,802,302
Germany Government Bond (EUR)	3.75	1-4-2017	2,200,000	3,225,725

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	83

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Germany Government Bond (EUR)	4.00%	1-4-2018	1,500,000	$2,262,321
Germany Government Bond (EUR)	4.25	7-4-2017	2,250,000	3,387,058
Germany Government Bond (EUR)	4.25	7-4-2039	1,300,000	2,237,482
Italy Buoni Poliennali del Tesoro (EUR)	2.25	5-15-2016	800,000	1,055,861
Italy Buoni Poliennali del Tesoro (EUR)	2.50	3-1-2015	3,500,000	4,682,672
Italy Buoni Poliennali del Tesoro (EUR)	2.75	12-1-2015	350,000	469,438
Italy Buoni Poliennali del Tesoro (EUR)	3.00	4-15-2015	1,200,000	1,617,262
Italy Buoni Poliennali del Tesoro (EUR)	3.00	6-15-2015	1,350,000	1,819,020
Italy Buoni Poliennali del Tesoro (EUR)	3.00	11-1-2015	1,250,000	1,686,947
Italy Buoni Poliennali del Tesoro (EUR)	3.50	11-1-2017	2,250,000	3,024,563
Italy Buoni Poliennali del Tesoro (EUR)	3.50	6-1-2018	750,000	1,002,240
Italy Buoni Poliennali del Tesoro (EUR)	3.75	8-1-2015	3,300,000	4,504,500
Italy Buoni Poliennali del Tesoro (EUR)	3.75	4-15-2016	2,600,000	3,567,384
Italy Buoni Poliennali del Tesoro (EUR)	3.75	8-1-2016	1,750,000	2,399,482
Italy Buoni Poliennali del Tesoro (EUR)	3.75	3-1-2021	1,700,000	2,251,074
Italy Buoni Poliennali del Tesoro (EUR)	3.75	8-1-2021	1,900,000	2,515,479
Italy Buoni Poliennali del Tesoro (EUR)	4.00	2-1-2017	2,000,000	2,754,583
Italy Buoni Poliennali del Tesoro (EUR)	4.00	9-1-2020	2,000,000	2,691,408
Italy Buoni Poliennali del Tesoro (EUR)	4.00	2-1-2037	2,000,000	2,367,043
Italy Buoni Poliennali del Tesoro (EUR)	4.25	2-1-2015	1,650,000	2,264,458
Italy Buoni Poliennali del Tesoro (EUR)	4.25	2-1-2019	2,050,000	2,818,841
Italy Buoni Poliennali del Tesoro (EUR)	4.25	9-1-2019	2,050,000	2,815,319
Italy Buoni Poliennali del Tesoro (EUR)	4.25	3-1-2020	2,350,000	3,208,061
Italy Buoni Poliennali del Tesoro (EUR)	4.50	7-15-2015	1,000,000	1,382,829
Italy Buoni Poliennali del Tesoro (EUR)	4.50	2-1-2018	2,750,000	3,839,562
Italy Buoni Poliennali del Tesoro (EUR)	4.50	8-1-2018	2,500,000	3,487,504
Italy Buoni Poliennali del Tesoro (EUR)	4.50	3-1-2019	2,750,000	3,820,989
Italy Buoni Poliennali del Tesoro (EUR)	4.50	2-1-2020	1,800,000	2,489,307
Italy Buoni Poliennali del Tesoro (EUR)	4.50	5-1-2023	1,925,000	2,578,523
Italy Buoni Poliennali del Tesoro (EUR)	4.50	3-1-2026	4,300,000	5,705,827
Italy Buoni Poliennali del Tesoro (EUR)	4.75	9-15-2016	2,500,000	3,515,919
Italy Buoni Poliennali del Tesoro (EUR)	4.75	5-1-2017	250,000	351,361
Italy Buoni Poliennali del Tesoro (EUR)	4.75	6-1-2017	4,000,000	5,619,740
Italy Buoni Poliennali del Tesoro (EUR)	4.75	9-1-2021	2,450,000	3,409,982
Italy Buoni Poliennali del Tesoro (EUR)	4.75	8-1-2023	2,250,000	3,092,364
Italy Buoni Poliennali del Tesoro (EUR) 144A	4.75	9-1-2028	950,000	1,260,886
Italy Buoni Poliennali del Tesoro (EUR) 144A	4.75	9-1-2044	700,000	880,155
Italy Buoni Poliennali del Tesoro (EUR)	5.00	3-1-2022	2,200,000	3,088,147
Italy Buoni Poliennali del Tesoro (EUR) 144A	5.00	3-1-2025	1,550,000	2,138,899
Italy Buoni Poliennali del Tesoro (EUR)	5.00	8-1-2034	1,850,000	2,466,911
Italy Buoni Poliennali del Tesoro (EUR)	5.00	8-1-2039	1,700,000	2,254,022
Italy Buoni Poliennali del Tesoro (EUR)	5.00	9-1-2040	2,200,000	2,900,012
Italy Buoni Poliennali del Tesoro (EUR)	5.25	8-1-2017	2,700,000	3,866,064
Italy Buoni Poliennali del Tesoro (EUR)	5.25	11-1-2029	2,850,000	3,954,284
Italy Buoni Poliennali del Tesoro (EUR)	5.50	9-1-2022	1,000,000	1,436,898
Italy Buoni Poliennali del Tesoro (EUR)	5.50	11-1-2022	2,000,000	2,870,835
Italy Buoni Poliennali del Tesoro (EUR)	5.75	2-1-2033	1,450,000	2,117,115
Italy Buoni Poliennali del Tesoro (EUR)	6.00	11-15-2014	1,250,000	1,742,518
Italy Buoni Poliennali del Tesoro (EUR)	6.00	5-1-2031	2,450,000	3,668,702

84	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Italy Buoni Poliennali del Tesoro (EUR)	6.50%	11-1-2027	2,050,000	$3,204,831
Italy Buoni Poliennali del Tesoro (EUR)	7.25	11-1-2026	950,000	1,579,629
Italy Buoni Poliennali del Tesoro (EUR)	9.00	11-1-2023	730,000	1,322,317
Italy Certificati di Credito del Tesoro (EUR) ¤	0.00	9-30-2014	2,000,000	2,606,584
Japan Government Five Year Bond Series 102 (JPY)	0.30	12-20-2016	240,000,000	2,455,145
Japan Government Five Year Bond Series 103 (JPY)	0.30	3-20-2017	400,000,000	4,091,097
Japan Government Five Year Bond Series 105 (JPY)	0.20	6-20-2017	900,000,000	9,167,708
Japan Government Five Year Bond Series 106 (JPY)	0.20	9-20-2017	700,000,000	7,126,048
Japan Government Five Year Bond Series 107 (JPY)	0.20	12-20-2017	500,000,000	5,086,419
Japan Government Five Year Bond Series 110 (JPY)	0.30	3-20-2018	300,000,000	3,063,263
Japan Government Five Year Bond Series 66 (JPY)	0.40	9-20-2016	1,525,000,000	15,649,543
Japan Government Five Year Bond Series 85 (JPY)	0.70	9-20-2014	350,000,000	3,586,729
Japan Government Five Year Bond Series 86 (JPY)	0.60	9-20-2014	150,000,000	1,535,576
Japan Government Five Year Bond Series 87 (JPY)	0.50	12-20-2014	895,000,000	9,161,433
Japan Government Five Year Bond Series 88 (JPY)	0.50	3-20-2015	819,000,000	8,391,378
Japan Government Five Year Bond Series 89 (JPY)	0.40	6-20-2015	667,000,000	6,828,162
Japan Government Five Year Bond Series 90 (JPY)	0.30	6-20-2015	300,000,000	3,065,665
Japan Government Five Year Bond Series 91 (JPY)	0.40	9-20-2015	415,000,000	4,251,141
Japan Government Five Year Bond Series 93 (JPY)	0.50	12-20-2015	660,000,000	6,779,733
Japan Government Five Year Bond Series 94 (JPY)	0.60	12-20-2015	660,000,000	6,795,120
Japan Government Five Year Bond Series 96 (JPY)	0.50	3-20-2016	500,000,000	5,139,904
Japan Government Five Year Bond Series 97 (JPY)	0.40	6-20-2016	590,000,000	6,052,468
Japan Government Forty Year Bond Series 1 (JPY)	2.40	3-20-2048	136,500,000	1,596,158
Japan Government Forty Year Bond Series 2 (JPY)	2.20	3-20-2049	41,000,000	458,001
Japan Government Forty Year Bond Series 3 (JPY)	2.20	3-20-2050	223,000,000	2,490,323
Japan Government Forty Year Bond Series 5 (JPY)	2.00	3-20-2052	270,000,000	2,861,335
Japan Government Forty Year Bond Series 6 (JPY)	1.90	3-20-2053	90,000,000	926,759
Japan Government Ten Year Bond Series 264 (JPY)	1.50	9-20-2014	351,500,000	3,631,972
Japan Government Ten Year Bond Series 265 (JPY)	1.50	12-20-2014	498,000,000	5,163,172
Japan Government Ten Year Bond Series 269 (JPY)	1.30	3-20-2015	547,000,000	5,673,229
Japan Government Ten Year Bond Series 270 (JPY)	1.30	6-20-2015	682,000,000	7,093,668
Japan Government Ten Year Bond Series 273 (JPY)	1.50	9-20-2015	505,000,000	5,288,533
Japan Government Ten Year Bond Series 276 (JPY)	1.60	12-20-2015	662,000,000	6,970,057
Japan Government Ten Year Bond Series 277 (JPY)	1.60	3-20-2016	428,000,000	4,521,491
Japan Government Ten Year Bond Series 279 (JPY)	2.00	3-20-2016	350,000,000	3,733,680
Japan Government Ten Year Bond Series 280 (JPY)	1.90	6-20-2016	400,000,000	4,273,659
Japan Government Ten Year Bond Series 281 (JPY)	2.00	6-20-2016	335,000,000	3,588,695
Japan Government Ten Year Bond Series 282 (JPY)	1.70	9-20-2016	495,000,000	5,278,646
Japan Government Ten Year Bond Series 284 (JPY)	1.70	12-20-2016	630,000,000	6,739,649
Japan Government Ten Year Bond Series 285 (JPY)	1.70	3-20-2017	700,000,000	7,511,841
Japan Government Ten Year Bond Series 286 (JPY)	1.80	6-20-2017	325,000,000	3,510,606
Japan Government Ten Year Bond Series 288 (JPY)	1.70	9-20-2017	700,000,000	7,556,421
Japan Government Ten Year Bond Series 289 (JPY)	1.50	12-20-2017	440,000,000	4,724,866
Japan Government Ten Year Bond Series 290 (JPY)	1.40	3-20-2018	475,000,000	5,090,494
Japan Government Ten Year Bond Series 291 (JPY)	1.30	3-20-2018	175,000,000	1,867,396
Japan Government Ten Year Bond Series 292 (JPY)	1.70	3-20-2018	400,000,000	4,341,926
Japan Government Ten Year Bond Series 293 (JPY)	1.80	6-20-2018	300,000,000	3,279,574
Japan Government Ten Year Bond Series 294 (JPY)	1.70	6-20-2018	300,000,000	3,264,969
Japan Government Ten Year Bond Series 296 (JPY)	1.50	9-20-2018	630,000,000	6,809,448
Japan Government Ten Year Bond Series 297 (JPY)	1.40	12-20-2018	525,000,000	5,657,039

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	85

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Japan Government Ten Year Bond Series 298 (JPY)	1.30%	12-20-2018	550,000,000	$5,897,024
Japan Government Ten Year Bond Series 299 (JPY)	1.30	3-20-2019	500,000,000	5,368,147
Japan Government Ten Year Bond Series 301 (JPY)	1.50	6-20-2019	620,000,000	6,736,988
Japan Government Ten Year Bond Series 302 (JPY)	1.40	6-20-2019	350,000,000	3,782,702
Japan Government Ten Year Bond Series 303 (JPY)	1.40	9-20-2019	470,000,000	5,085,636
Japan Government Ten Year Bond Series 304 (JPY)	1.30	9-20-2019	500,000,000	5,379,829
Japan Government Ten Year Bond Series 305 (JPY)	1.30	12-20-2019	525,000,000	5,650,334
Japan Government Ten Year Bond Series 306 (JPY)	1.40	3-20-2020	450,000,000	4,873,273
Japan Government Ten Year Bond Series 307 (JPY)	1.30	3-20-2020	350,000,000	3,767,338
Japan Government Ten Year Bond Series 308 (JPY)	1.30	6-20-2020	758,000,000	8,158,453
Japan Government Ten Year Bond Series 309 (JPY)	1.10	6-20-2020	150,000,000	1,594,052
Japan Government Ten Year Bond Series 311 (JPY)	0.80	9-20-2020	202,000,000	2,102,629
Japan Government Ten Year Bond Series 312 (JPY)	1.20	12-20-2020	200,000,000	2,137,298
Japan Government Ten Year Bond Series 313 (JPY)	1.30	3-20-2021	517,000,000	5,560,879
Japan Government Ten Year Bond Series 315 (JPY)	1.20	6-20-2021	865,000,000	9,232,334
Japan Government Ten Year Bond Series 317 (JPY)	1.10	9-20-2021	200,000,000	2,117,234
Japan Government Ten Year Bond Series 318 (JPY)	1.00	9-20-2021	450,000,000	4,727,835
Japan Government Ten Year Bond Series 320 (JPY)	1.00	12-20-2021	725,000,000	7,612,157
Japan Government Ten Year Bond Series 321 (JPY)	1.00	3-20-2022	600,000,000	6,295,230
Japan Government Ten Year Bond Series 322 (JPY)	0.90	3-20-2022	400,000,000	4,162,994
Japan Government Ten Year Bond Series 324 (JPY)	0.80	6-20-2022	500,000,000	5,154,698
Japan Government Ten Year Bond Series 325 (JPY)	0.80	9-20-2022	850,000,000	8,751,083
Japan Government Ten Year Bond Series 326 (JPY)	0.70	12-20-2022	600,000,000	6,114,317
Japan Government Ten Year Bond Series 327 (JPY)	0.80	12-20-2022	550,000,000	5,655,116
Japan Government Ten Year Bond Series 328 (JPY)	0.60	3-20-2023	450,000,000	4,536,198
Japan Government Thirty Year Bond Series 11 (JPY)	1.70	6-20-2033	247,000,000	2,538,235
Japan Government Thirty Year Bond Series 14 (JPY)	2.40	3-20-2034	125,000,000	1,436,138
Japan Government Thirty Year Bond Series 15 (JPY)	2.50	6-20-2034	245,000,000	2,860,345
Japan Government Thirty Year Bond Series 16 (JPY)	2.50	9-20-2034	100,000,000	1,168,396
Japan Government Thirty Year Bond Series 17 (JPY)	2.40	12-20-2034	110,000,000	1,266,149
Japan Government Thirty Year Bond Series 18 (JPY)	2.30	3-20-2035	590,500,000	6,692,494
Japan Government Thirty Year Bond Series 22 (JPY)	2.50	3-20-2036	250,000,000	2,932,943
Japan Government Thirty Year Bond Series 23 (JPY)	2.50	6-20-2036	225,000,000	2,641,253
Japan Government Thirty Year Bond Series 25 (JPY)	2.30	12-20-2036	190,000,000	2,158,850
Japan Government Thirty Year Bond Series 26 (JPY)	2.40	3-20-2037	110,000,000	1,271,922
Japan Government Thirty Year Bond Series 27 (JPY)	2.50	9-20-2037	140,000,000	1,648,172
Japan Government Thirty Year Bond Series 28 (JPY)	2.50	3-20-2038	325,000,000	3,830,111
Japan Government Thirty Year Bond Series 29 (JPY)	2.40	9-20-2038	120,000,000	1,390,773
Japan Government Thirty Year Bond Series 3 (JPY)	2.30	5-20-2030	100,000,000	1,151,696
Japan Government Thirty Year Bond Series 30 (JPY)	2.30	3-20-2039	210,000,000	2,391,451
Japan Government Thirty Year Bond Series 31 (JPY)	2.20	9-20-2039	135,000,000	1,509,148
Japan Government Thirty Year Bond Series 32 (JPY)	2.30	3-20-2040	590,000,000	6,723,032
Japan Government Thirty Year Bond Series 34 (JPY)	2.20	3-20-2041	445,000,000	4,974,179
Japan Government Thirty Year Bond Series 36 (JPY)	2.00	3-20-2042	360,000,000	3,858,924
Japan Government Thirty Year Bond Series 37 (JPY)	1.90	9-20-2042	250,000,000	2,620,095
Japan Government Thirty Year Bond Series 38 (JPY)	1.80	3-20-2043	100,000,000	1,023,569
Japan Government Thirty Year Bond Series 4 (JPY)	2.90	11-20-2030	40,000,000	495,846
Japan Government Twenty Year Bond Series 100 (JPY)	2.20	3-20-2028	250,000,000	2,892,318
Japan Government Twenty Year Bond Series 102 (JPY)	2.40	6-20-2028	210,000,000	2,483,135
Japan Government Twenty Year Bond Series 105 (JPY)	2.10	9-20-2028	200,000,000	2,277,784

86	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Japan Government Twenty Year Bond Series 108 (JPY)	1.90%	12-20-2028	322,000,000	$3,568,731
Japan Government Twenty Year Bond Series 110 (JPY)	2.10	3-20-2029	680,000,000	7,712,032
Japan Government Twenty Year Bond Series 112 (JPY)	2.10	6-20-2029	173,000,000	1,957,465
Japan Government Twenty Year Bond Series 113 (JPY)	2.10	9-20-2029	350,000,000	3,950,738
Japan Government Twenty Year Bond Series 115 (JPY)	2.20	12-20-2029	160,000,000	1,825,501
Japan Government Twenty Year Bond Series 116 (JPY)	2.20	3-20-2030	100,000,000	1,138,400
Japan Government Twenty Year Bond Series 117 (JPY)	2.10	3-20-2030	200,000,000	2,246,814
Japan Government Twenty Year Bond Series 118 (JPY)	2.00	6-20-2030	70,000,000	773,723
Japan Government Twenty Year Bond Series 120 (JPY)	1.60	6-20-2030	326,500,000	3,410,873
Japan Government Twenty Year Bond Series 121 (JPY)	1.90	9-20-2030	135,000,000	1,467,431
Japan Government Twenty Year Bond Series 123 (JPY)	2.10	12-20-2030	240,000,000	2,676,778
Japan Government Twenty Year Bond Series 125 (JPY)	2.20	3-20-2031	100,000,000	1,128,644
Japan Government Twenty Year Bond Series 126 (JPY)	2.00	3-20-2031	160,000,000	1,755,711
Japan Government Twenty Year Bond Series 127 (JPY)	1.90	3-20-2031	155,000,000	1,676,564
Japan Government Twenty Year Bond Series 128 (JPY)	1.90	6-20-2031	615,000,000	6,634,609
Japan Government Twenty Year Bond Series 130 (JPY)	1.80	9-20-2031	125,000,000	1,325,000
Japan Government Twenty Year Bond Series 133 (JPY)	1.80	12-20-2031	390,000,000	4,123,700
Japan Government Twenty Year Bond Series 134 (JPY)	1.80	3-20-2032	100,000,000	1,054,685
Japan Government Twenty Year Bond Series 139 (JPY)	1.60	6-20-2032	300,000,000	3,056,789
Japan Government Twenty Year Bond Series 140 (JPY)	1.70	9-20-2032	500,000,000	5,163,579
Japan Government Twenty Year Bond Series 141 (JPY)	1.70	12-20-2032	300,000,000	3,093,173
Japan Government Twenty Year Bond Series 30 (JPY)	3.70	9-21-2015	100,000,000	1,093,060
Japan Government Twenty Year Bond Series 37 (JPY)	3.10	9-20-2017	250,000,000	2,842,181
Japan Government Twenty Year Bond Series 41 (JPY)	1.50	3-20-2019	395,000,000	4,285,021
Japan Government Twenty Year Bond Series 45 (JPY)	2.40	3-20-2020	430,000,000	4,939,090
Japan Government Twenty Year Bond Series 48 (JPY)	2.50	12-21-2020	100,000,000	1,163,343
Japan Government Twenty Year Bond Series 50 (JPY)	1.90	3-22-2021	629,000,000	7,049,451
Japan Government Twenty Year Bond Series 52 (JPY)	2.10	9-21-2021	408,000,000	4,645,116
Japan Government Twenty Year Bond Series 55 (JPY)	2.00	3-21-2022	300,000,000	3,401,349
Japan Government Twenty Year Bond Series 58 (JPY)	1.90	9-20-2022	260,000,000	2,931,924
Japan Government Twenty Year Bond Series 59 (JPY)	1.70	12-20-2022	100,000,000	1,110,560
Japan Government Twenty Year Bond Series 60 (JPY)	1.40	12-20-2022	100,000,000	1,083,107
Japan Government Twenty Year Bond Series 62 (JPY)	0.80	6-20-2023	257,000,000	2,634,990
Japan Government Twenty Year Bond Series 64 (JPY)	1.90	9-20-2023	428,500,000	4,850,017
Japan Government Twenty Year Bond Series 65 (JPY)	1.90	12-20-2023	250,000,000	2,831,219
Japan Government Twenty Year Bond Series 67 (JPY)	1.90	3-20-2024	173,000,000	1,960,169
Japan Government Twenty Year Bond Series 70 (JPY)	2.40	6-20-2024	488,000,000	5,787,630
Japan Government Twenty Year Bond Series 73 (JPY)	2.00	12-20-2024	298,500,000	3,416,280
Japan Government Twenty Year Bond Series 76 (JPY)	1.90	3-20-2025	100,000,000	1,133,302
Japan Government Twenty Year Bond Series 82 (JPY)	2.10	9-20-2025	255,000,000	2,946,435
Japan Government Twenty Year Bond Series 86 (JPY)	2.30	3-20-2026	230,000,000	2,710,109
Japan Government Twenty Year Bond Series 88 (JPY)	2.30	6-20-2026	375,000,000	4,417,044
Japan Government Twenty Year Bond Series 90 (JPY)	2.20	9-20-2026	250,000,000	2,912,296
Japan Government Twenty Year Bond Series 92 (JPY)	2.10	12-20-2026	230,000,000	2,648,196
Japan Government Twenty Year Bond Series 93 (JPY)	2.00	3-20-2027	420,000,000	4,777,075
Japan Government Twenty Year Bond Series 95 (JPY)	2.30	6-20-2027	165,000,000	1,938,431
Japan Government Twenty Year Bond Series 97 (JPY)	2.20	9-20-2027	200,000,000	2,320,849
Japan Government Twenty Year Bond Series 99 (JPY)	2.10	12-20-2027	200,000,000	2,290,662
Japan Government Twenty Year Bond Series143 (JPY)	1.60	3-20-2033	250,000,000	2,531,013
Japan Government Two Year Bond Series 320 (JPY)	0.10	9-15-2014	100,000,000	1,018,408

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	87

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Japan Government Two Year Bond Series 321 (JPY)	0.10%	10-15-2014	600,000,000	$6,110,369
Japan Government Two Year Bond Series 322 (JPY)	0.10	11-15-2014	100,000,000	1,018,380
Japan Government Two Year Bond Series 324 (JPY)	0.10	1-15-2015	600,000,000	6,110,076
Japan Government Two Year Bond Series 325 (JPY)	0.10	2-15-2015	500,000,000	5,091,638
Netherlands Government Bond (EUR) 144A	0.01	4-15-2016	550,000	717,545
Netherlands Government Bond (EUR) 144A	0.75	4-15-2015	1,600,000	2,131,041
Netherlands Government Bond (EUR) 144A	1.25	1-15-2018	1,000,000	1,332,739
Netherlands Government Bond (EUR) 144A	1.25	1-15-2019	500,000	657,825
Netherlands Government Bond (EUR) 144A	1.75	7-15-2023	850,000	1,070,490
Netherlands Government Bond (EUR) 144A	2.25	7-15-2022	1,700,000	2,276,827
Netherlands Government Bond (EUR) 144A	2.50	1-15-2017	1,150,000	1,607,611
Netherlands Government Bond (EUR) 144A	2.50	1-15-2033	1,150,000	1,446,572
Netherlands Government Bond (EUR) 144A	2.75	1-15-2015	1,200,000	1,640,228
Netherlands Government Bond (EUR) 144A	3.25	7-15-2015	1,375,000	1,916,255
Netherlands Government Bond (EUR) 144A	3.25	7-15-2021	1,500,000	2,179,731
Netherlands Government Bond (EUR) 144A	3.50	7-15-2020	1,400,000	2,071,644
Netherlands Government Bond (EUR) 144A	3.75	1-15-2023	850,000	1,276,095
Netherlands Government Bond (EUR) 144A	3.75	1-15-2042	1,400,000	2,171,154
Netherlands Government Bond (EUR) 144A	4.00	7-15-2016	1,450,000	2,102,857
Netherlands Government Bond (EUR) 144A	4.00	7-15-2018	1,750,000	2,622,028
Netherlands Government Bond (EUR) 144A	4.00	7-15-2019	1,450,000	2,194,461
Netherlands Government Bond (EUR) 144A	4.00	1-15-2037	1,053,000	1,666,474
Netherlands Government Bond (EUR) 144A	4.50	7-15-2017	1,600,000	2,403,301
Netherlands Government Bond (EUR) 144A	5.50	1-15-2028	1,010,000	1,786,986
Netherlands Government Bond (EUR) 144A	7.50	1-15-2023	335,000	643,439
Spain Government Bond (EUR)	3.00	4-30-2015	1,900,000	2,552,870
Spain Government Bond (EUR)	3.15	1-31-2016	2,000,000	2,691,831
Spain Government Bond (EUR)	3.25	4-30-2016	1,800,000	2,427,346
Spain Government Bond (EUR)	3.30	10-31-2014	2,250,000	3,034,971
Spain Government Bond (EUR)	3.80	1-31-2017	1,400,000	1,907,670
Spain Government Bond (EUR)	4.00	7-30-2015	1,800,000	2,460,925
Spain Government Bond (EUR)	4.00	4-30-2020	1,275,000	1,689,485
Spain Government Bond (EUR)	4.20	1-31-2037	1,500,000	1,738,829
Spain Government Bond (EUR)	4.25	10-31-2016	2,600,000	3,595,665
Spain Government Bond (EUR)	4.30	10-31-2019	2,050,000	2,784,378
Spain Government Bond (EUR)	4.40	1-31-2015	1,852,000	2,542,324
Spain Government Bond (EUR)	4.60	7-30-2019	1,700,000	2,357,590
Spain Government Bond (EUR)	4.65	7-30-2025	1,400,000	1,839,565
Spain Government Bond (EUR)	4.70	7-30-2041	1,100,000	1,365,786
Spain Government Bond (EUR)	4.80	1-31-2024	1,400,000	1,882,061
Spain Government Bond (EUR)	4.85	10-31-2020	1,700,000	2,355,101
Spain Government Bond (EUR)	4.90	7-30-2040	1,250,000	1,601,374
Spain Government Bond (EUR)	5.50	7-30-2017	2,100,000	3,028,310
Spain Government Bond (EUR)	5.50	4-30-2021	2,050,000	2,953,769
Spain Government Bond (EUR)	5.75	7-30-2032	1,450,000	2,086,568
Spain Government Bond (EUR)	5.85	1-31-2022	1,750,000	2,555,394
Spain Government Bond (EUR)	5.90	7-30-2026	2,150,000	3,134,795
Spain Government Bond (EUR)	6.00	1-31-2029	1,250,000	1,838,977
Sweden Government Bond Series 1047 (SEK)	5.00	12-1-2020	7,590,000	1,359,737
Sweden Government Bond Series 1049 (SEK)	4.50	8-12-2015	6,050,000	969,194

88	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Sweden Government Bond Series 1050 (SEK)	3.00%	7-12-2016	3,800,000	$597,727
Sweden Government Bond Series 1051 (SEK)	3.75	8-12-2017	6,000,000	976,622
Sweden Government Bond Series 1052 (SEK)	4.25	3-12-2019	6,000,000	1,013,337
Sweden Government Bond Series 1053 (SEK)	3.50	3-30-2039	4,250,000	687,100
Sweden Government Bond Series 1054 (SEK)	3.50	6-1-2022	2,000,000	329,401
Sweden Government Bond Series 1056 (SEK)	2.25	6-1-2032	1,000,000	137,385
Sweden Government Bond Series 1057 (SEK)	1.50	11-13-2023	8,000,000	1,105,359
United Kingdom Gilt (GBP)	1.00	9-7-2017	5,250,000	8,064,006
United Kingdom Gilt (GBP)	1.25	7-22-2018	1,700,000	2,596,575
United Kingdom Gilt (GBP)	1.75	1-22-2017	2,300,000	3,658,195
United Kingdom Gilt (GBP)	1.75	9-7-2022	4,000,000	5,782,366
United Kingdom Gilt (GBP)	2.00	1-22-2016	2,950,000	4,721,108
United Kingdom Gilt (GBP)	2.75	1-22-2015	2,775,000	4,439,752
United Kingdom Gilt (GBP)	3.25	1-22-2044	1,200,000	1,743,963
United Kingdom Gilt (GBP)	3.50	7-22-2068	300,000	457,538
United Kingdom Gilt (GBP)	3.75	9-7-2019	2,200,000	3,779,834
United Kingdom Gilt (GBP)	3.75	9-7-2020	2,250,000	3,862,117
United Kingdom Gilt (GBP)	3.75	9-7-2021	2,150,000	3,676,703
United Kingdom Gilt (GBP)	3.75	7-22-2052	2,300,000	3,717,220
United Kingdom Gilt (GBP)	4.00	9-7-2016	3,400,000	5,778,387
United Kingdom Gilt (GBP)	4.00	3-7-2022	2,600,000	4,518,570
United Kingdom Gilt (GBP)	4.00	1-22-2060	2,800,000	4,800,067
United Kingdom Gilt (GBP)	4.25	12-7-2027	2,950,000	5,155,732
United Kingdom Gilt (GBP)	4.25	6-7-2032	1,750,000	3,047,854
United Kingdom Gilt (GBP)	4.25	3-7-2036	1,300,000	2,266,066
United Kingdom Gilt (GBP)	4.25	9-7-2039	1,350,000	2,357,880
United Kingdom Gilt (GBP)	4.25	12-7-2040	2,300,000	4,013,842
United Kingdom Gilt (GBP)	4.25	12-7-2046	1,850,000	3,263,072
United Kingdom Gilt (GBP)	4.25	12-7-2049	1,400,000	2,488,574
United Kingdom Gilt (GBP)	4.25	12-7-2055	1,775,000	3,177,052
United Kingdom Gilt (GBP)	4.50	3-7-2019	3,400,000	6,046,051
United Kingdom Gilt (GBP)	4.50	9-7-2034	2,850,000	5,118,893
United Kingdom Gilt (GBP)	4.50	12-7-2042	1,875,000	3,430,339
United Kingdom Gilt (GBP)	4.75	9-7-2015	2,575,000	4,337,052
United Kingdom Gilt (GBP)	4.75	3-7-2020	2,700,000	4,897,345
United Kingdom Gilt (GBP)	4.75	12-7-2030	4,900,000	9,043,973
United Kingdom Gilt (GBP)	4.75	12-7-2038	2,550,000	4,802,940
United Kingdom Gilt (GBP)	5.00	9-7-2014	3,585,000	5,815,182
United Kingdom Gilt (GBP)	5.00	3-7-2018	2,800,000	5,030,737
United Kingdom Gilt (GBP)	5.00	3-7-2025	2,800,000	5,244,007
United Kingdom Gilt (GBP)	6.00	12-7-2028	1,150,000	2,395,253
United Kingdom Gilt (GBP)	8.00	12-7-2015	1,150,000	2,085,853
United Kingdom Gilt (GBP)	8.00	6-7-2021	2,100,000	4,589,802
United Kingdom Gilt (GBP)	8.75	8-25-2017	800,000	1,603,144

Total Foreign Government Bonds (Cost $1,385,627,453)				1,334,340,261

U.S. Treasury Securities: 22.15%
U.S. Treasury Bond	2.75	8-15-2042	$7,000,000	5,780,467
U.S. Treasury Bond	2.75	11-15-2042	8,250,000	6,802,381

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	89

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Bond	2.88%	5-15-2043	$7,750,000	$6,556,020
U.S. Treasury Bond	3.00	5-15-2042	5,500,000	4,802,188
U.S. Treasury Bond	3.13	11-15-2041	6,000,000	5,391,564
U.S. Treasury Bond	3.13	2-15-2042	1,000,000	897,188
U.S. Treasury Bond	3.13	2-15-2043	6,250,000	5,581,056
U.S. Treasury Bond	3.50	2-15-2039	4,500,000	4,392,423
U.S. Treasury Bond	3.75	8-15-2041	6,000,000	6,076,872
U.S. Treasury Bond	3.88	8-15-2040	7,000,000	7,264,684
U.S. Treasury Bond	4.25	5-15-2039	2,000,000	2,211,250
U.S. Treasury Bond	4.25	11-15-2040	9,500,000	10,488,589
U.S. Treasury Bond	4.38	2-15-2038	1,750,000	1,971,758
U.S. Treasury Bond	4.38	11-15-2039	7,800,000	8,790,842
U.S. Treasury Bond	4.38	5-15-2040	6,250,000	7,041,013
U.S. Treasury Bond	4.50	2-15-2036	2,300,000	2,642,125
U.S. Treasury Bond	4.50	5-15-2038	600,000	688,875
U.S. Treasury Bond	4.50	8-15-2039	5,600,000	6,436,500
U.S. Treasury Bond	4.63	2-15-2040	6,500,000	7,611,097
U.S. Treasury Bond	4.75	2-15-2037	1,550,000	1,842,563
U.S. Treasury Bond	4.75	2-15-2041	5,200,000	6,209,122
U.S. Treasury Bond	5.00	5-15-2037	300,000	368,906
U.S. Treasury Bond	5.38	2-15-2031	1,500,000	1,893,047
U.S. Treasury Bond	5.50	8-15-2028	1,000,000	1,264,531
U.S. Treasury Bond	6.00	2-15-2026	1,150,000	1,502,906
U.S. Treasury Bond	6.13	11-15-2027	2,400,000	3,202,500
U.S. Treasury Bond	6.38	8-15-2027	400,000	544,500
U.S. Treasury Bond	6.50	11-15-2026	1,500,000	2,052,188
U.S. Treasury Bond	6.63	2-15-2027	950,000	1,315,304
U.S. Treasury Bond	6.75	8-15-2026	1,500,000	2,089,454
U.S. Treasury Bond	6.88	8-15-2025	1,500,000	2,089,688
U.S. Treasury Bond	7.50	11-15-2024	2,000,000	2,887,188
U.S. Treasury Note	0.13	12-31-2014	15,000,000	14,980,080
U.S. Treasury Note	0.13	4-30-2015	8,000,000	7,973,440
U.S. Treasury Note	0.25	9-30-2014	12,000,000	12,010,776
U.S. Treasury Note	0.25	10-31-2014	2,500,000	2,501,953
U.S. Treasury Note	0.25	11-30-2014	20,000,000	20,010,160
U.S. Treasury Note	0.25	12-15-2014	5,000,000	5,001,955
U.S. Treasury Note	0.25	1-15-2015	5,000,000	4,999,805
U.S. Treasury Note	0.25	2-15-2015	10,000,000	9,996,090
U.S. Treasury Note	0.25	5-31-2015	3,750,000	3,743,554
U.S. Treasury Note	0.25	7-15-2015	15,000,000	14,961,915
U.S. Treasury Note	0.25	7-31-2015	7,500,000	7,480,373
U.S. Treasury Note	0.25	8-15-2015	9,500,000	9,470,683
U.S. Treasury Note	0.25	9-15-2015	6,000,000	5,978,904
U.S. Treasury Note	0.25	10-15-2015	15,000,000	14,935,545
U.S. Treasury Note	0.25	12-15-2015	2,500,000	2,485,155
U.S. Treasury Note	0.25	4-15-2016	4,000,000	3,960,000
U.S. Treasury Note	0.38	11-15-2014	5,000,000	5,010,350
U.S. Treasury Note	0.38	3-15-2015	20,000,000	20,023,440
U.S. Treasury Note	0.38	4-15-2015	30,000,000	30,025,770
U.S. Treasury Note	0.38	6-15-2015	5,000,000	5,000,585

90	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	0.38%	6-30-2015	$5,000,000	$5,000,390
U.S. Treasury Note %%	0.38	8-31-2015	5,000,000	4,999,023
U.S. Treasury Note	0.38	11-15-2015	5,000,000	4,988,670
U.S. Treasury Note	0.38	1-15-2016	4,000,000	3,984,064
U.S. Treasury Note	0.38	2-15-2016	6,000,000	5,971,404
U.S. Treasury Note	0.38	3-15-2016	6,000,000	5,965,782
U.S. Treasury Note	0.50	10-15-2014	5,000,000	5,017,775
U.S. Treasury Note	0.50	6-15-2016	10,000,000	9,943,750
U.S. Treasury Note	0.50	7-31-2017	5,000,000	4,859,375
U.S. Treasury Note	0.63	8-31-2017	5,000,000	4,872,265
U.S. Treasury Note	0.63	9-30-2017	24,000,000	23,345,616
U.S. Treasury Note	0.63	11-30-2017	7,600,000	7,364,278
U.S. Treasury Note	0.63	4-30-2018	4,000,000	3,838,124
U.S. Treasury Note	0.75	6-30-2017	15,000,000	14,746,875
U.S. Treasury Note	0.75	12-31-2017	4,000,000	3,888,752
U.S. Treasury Note	0.75	2-28-2018	5,000,000	4,845,310
U.S. Treasury Note	0.75	3-31-2018	2,500,000	2,416,993
U.S. Treasury Note	0.88	12-31-2016	5,000,000	4,985,155
U.S. Treasury Note	0.88	4-30-2017	7,000,000	6,944,766
U.S. Treasury Note	0.88	1-31-2018	5,000,000	4,879,690
U.S. Treasury Note	1.00	9-30-2016	10,000,000	10,047,660
U.S. Treasury Note	1.00	10-31-2016	5,000,000	5,017,970
U.S. Treasury Note	1.00	3-31-2017	12,000,000	11,962,500
U.S. Treasury Note	1.00	5-31-2018	7,000,000	6,823,362
U.S. Treasury Note	1.00	6-30-2019	5,000,000	4,746,485
U.S. Treasury Note	1.00	9-30-2019	10,000,000	9,428,120
U.S. Treasury Note	1.25	8-31-2015	4,500,000	4,574,178
U.S. Treasury Note	1.25	9-30-2015	7,000,000	7,118,125
U.S. Treasury Note	1.25	10-31-2015	5,000,000	5,084,375
U.S. Treasury Note	1.25	1-31-2019	2,500,000	2,436,914
U.S. Treasury Note	1.25	4-30-2019	12,000,000	11,606,256
U.S. Treasury Note	1.38	11-30-2015	7,500,000	7,647,068
U.S. Treasury Note	1.38	6-30-2018	10,000,000	9,903,120
U.S. Treasury Note	1.38	7-31-2018	5,000,000	4,945,310
U.S. Treasury Note	1.38	9-30-2018	5,000,000	4,931,250
U.S. Treasury Note	1.38	12-31-2018	10,000,000	9,812,500
U.S. Treasury Note	1.38	2-28-2019	5,000,000	4,887,500
U.S. Treasury Note	1.38	1-31-2020	3,000,000	2,870,625
U.S. Treasury Note	1.50	6-30-2016	5,000,000	5,106,640
U.S. Treasury Note	1.50	7-31-2016	15,000,000	15,314,070
U.S. Treasury Note	1.50	8-31-2018	12,000,000	11,925,000
U.S. Treasury Note	1.63	8-15-2022	14,100,000	12,915,826
U.S. Treasury Note	1.63	11-15-2022	12,500,000	11,383,788
U.S. Treasury Note	1.75	7-31-2015	4,750,000	4,871,719
U.S. Treasury Note	1.75	5-31-2016	10,000,000	10,284,380
U.S. Treasury Note	1.75	5-15-2022	7,500,000	6,986,130
U.S. Treasury Note	1.75	5-15-2023	12,500,000	11,402,350
U.S. Treasury Note	1.88	6-30-2015	8,250,000	8,474,623
U.S. Treasury Note	1.88	8-31-2017	6,500,000	6,656,403
U.S. Treasury Note	1.88	9-30-2017	6,000,000	6,138,282

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	91

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	2.00%	1-31-2016	$9,000,000	$9,312,192
U.S. Treasury Note	2.00	4-30-2016	8,500,000	8,801,487
U.S. Treasury Note	2.00	11-15-2021	16,000,000	15,378,752
U.S. Treasury Note	2.00	2-15-2023	11,000,000	10,316,801
U.S. Treasury Note	2.13	11-30-2014	6,500,000	6,654,375
U.S. Treasury Note	2.13	5-31-2015	15,000,000	15,459,960
U.S. Treasury Note	2.13	12-31-2015	10,000,000	10,371,090
U.S. Treasury Note	2.13	2-29-2016	4,000,000	4,152,500
U.S. Treasury Note	2.13	8-15-2021	10,000,000	9,750,000
U.S. Treasury Note	2.25	1-31-2015	5,000,000	5,139,260
U.S. Treasury Note	2.25	3-31-2016	5,000,000	5,209,375
U.S. Treasury Note	2.25	11-30-2017	7,500,000	7,776,563
U.S. Treasury Note	2.38	9-30-2014	5,500,000	5,629,553
U.S. Treasury Note	2.38	10-31-2014	5,000,000	5,126,365
U.S. Treasury Note	2.38	2-28-2015	15,000,000	15,463,470
U.S. Treasury Note	2.38	3-31-2016	2,500,000	2,612,305
U.S. Treasury Note	2.38	7-31-2017	3,500,000	3,653,125
U.S. Treasury Note	2.38	5-31-2018	5,000,000	5,191,015
U.S. Treasury Note	2.38	6-30-2018	8,000,000	8,297,504
U.S. Treasury Note	2.50	3-31-2015	4,000,000	4,137,188
U.S. Treasury Note	2.50	4-30-2015	5,000,000	5,178,905
U.S. Treasury Note	2.50	6-30-2017	4,500,000	4,722,539
U.S. Treasury Note	2.50	8-15-2023	6,000,000	5,869,453
U.S. Treasury Note	2.63	12-31-2014	8,000,000	8,252,816
U.S. Treasury Note	2.63	2-29-2016	2,500,000	2,626,173
U.S. Treasury Note	2.63	4-30-2016	2,500,000	2,629,493
U.S. Treasury Note	2.63	1-31-2018	4,000,000	4,205,936
U.S. Treasury Note	2.63	4-30-2018	5,500,000	5,775,000
U.S. Treasury Note	2.63	8-15-2020	12,000,000	12,327,192
U.S. Treasury Note	2.63	11-15-2020	10,000,000	10,235,160
U.S. Treasury Note	2.75	11-30-2016	4,000,000	4,232,812
U.S. Treasury Note	2.75	5-31-2017	4,000,000	4,235,624
U.S. Treasury Note	2.75	12-31-2017	6,000,000	6,343,596
U.S. Treasury Note	2.75	2-28-2018	4,000,000	4,227,812
U.S. Treasury Note	2.75	2-15-2019	8,950,000	9,397,500
U.S. Treasury Note	2.88	3-31-2018	5,000,000	5,309,375
U.S. Treasury Note	3.00	8-31-2016	3,500,000	3,726,681
U.S. Treasury Note	3.00	9-30-2016	4,000,000	4,262,188
U.S. Treasury Note	3.00	2-28-2017	3,000,000	3,202,266
U.S. Treasury Note	3.13	10-31-2016	6,000,000	6,418,596
U.S. Treasury Note	3.13	1-31-2017	5,000,000	5,356,640
U.S. Treasury Note	3.13	4-30-2017	3,000,000	3,216,564
U.S. Treasury Note	3.13	5-15-2019	8,000,000	8,555,000
U.S. Treasury Note	3.13	5-15-2021	2,000,000	2,104,218
U.S. Treasury Note	3.25	5-31-2016	4,000,000	4,277,500
U.S. Treasury Note	3.25	6-30-2016	5,000,000	5,352,345
U.S. Treasury Note	3.25	7-31-2016	5,000,000	5,357,420
U.S. Treasury Note	3.25	12-31-2016	4,500,000	4,836,447
U.S. Treasury Note	3.25	3-31-2017	5,000,000	5,381,250
U.S. Treasury Note	3.38	11-15-2019	8,000,000	8,659,376

92	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	3.50%	2-15-2018	$5,000,000	$5,446,485
U.S. Treasury Note	3.50	5-15-2020	10,000,000	10,870,310
U.S. Treasury Note	3.63	8-15-2019	9,500,000	10,409,179
U.S. Treasury Note	3.63	2-15-2020	13,000,000	14,247,194
U.S. Treasury Note	3.63	2-15-2021	20,000,000	21,801,560
U.S. Treasury Note	3.75	11-15-2018	7,000,000	7,719,684
U.S. Treasury Note	3.88	5-15-2018	3,000,000	3,323,202
U.S. Treasury Note	4.00	2-15-2015	7,500,000	7,901,955
U.S. Treasury Note	4.00	8-15-2018	2,525,000	2,817,150
U.S. Treasury Note	4.13	5-15-2015	3,000,000	3,191,367
U.S. Treasury Note	4.25	11-15-2014	4,370,000	4,581,329
U.S. Treasury Note	4.25	8-15-2015	5,500,000	5,909,277
U.S. Treasury Note	4.25	11-15-2017	4,000,000	4,478,752
U.S. Treasury Note	4.50	11-15-2015	3,000,000	3,263,436
U.S. Treasury Note	4.50	2-15-2016	6,000,000	6,572,346
U.S. Treasury Note	4.50	5-15-2017	2,000,000	2,244,218
U.S. Treasury Note	4.63	11-15-2016	3,000,000	3,351,327
U.S. Treasury Note	4.63	2-15-2017	5,000,000	5,610,155
U.S. Treasury Note	4.75	8-15-2017	3,000,000	3,408,750
U.S. Treasury Note	4.88	8-15-2016	2,500,000	2,797,070
U.S. Treasury Note	5.13	5-15-2016	2,000,000	2,238,594
U.S. Treasury Note	6.25	8-15-2023	3,500,000	4,576,250
U.S. Treasury Note	7.13	2-15-2023	3,000,000	4,127,814
U.S. Treasury Note	7.25	5-15-2016	2,500,000	2,940,625
U.S. Treasury Note	7.25	8-15-2022	1,000,000	1,376,953
U.S. Treasury Note	7.50	11-15-2016	2,000,000	2,415,624
U.S. Treasury Note	7.88	2-15-2021	500,000	692,813
U.S. Treasury Note	8.00	11-15-2021	4,100,000	5,801,180
U.S. Treasury Note	8.13	8-15-2019	1,350,000	1,826,191
U.S. Treasury Note	8.50	2-15-2020	1,700,000	2,369,375
U.S. Treasury Note	8.75	5-15-2017	2,500,000	3,192,773
U.S. Treasury Note	8.75	8-15-2020	400,000	571,344
U.S. Treasury Note	8.88	8-15-2017	1,275,000	1,652,321
U.S. Treasury Note	8.88	2-15-2019	1,200,000	1,647,750
U.S. Treasury Note	9.13	5-15-2018	2,900,000	3,908,429
U.S. Treasury Note	11.25	2-15-2015	2,000,000	2,316,094

Total U.S. Treasury Securities (Cost $1,184,675,859)				1,193,707,541

Yankee Corporate Bonds and Notes: 3.64%

Consumer Discretionary: 0.03%

Media: 0.03%
Grupo Televisa SA	6.00	5-15-2018	250,000	278,801
Grupo Televisa SA	6.63	1-15-2040	500,000	536,346
Thompson Reuters Corporation	4.70	10-15-2019	425,000	461,652
Thompson Reuters Corporation	5.70	10-1-2014	200,000	210,092
WPP Finance 2010	3.63	9-7-2022	350,000	327,074

				1,813,965

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	93

Security name	Interest rate	Maturity date	Principal	Value

Consumer Staples: 0.07%

Beverages: 0.07%
Coca-Cola Femsa SAB de CV	4.63%	2-15-2020	$200,000	$210,500
Diageo Capital plc	0.63	4-29-2016	400,000	393,860
Diageo Capital plc	1.13	4-29-2018	500,000	476,414
Diageo Capital plc	2.63	4-29-2023	300,000	273,598
Diageo Capital plc	3.88	4-29-2043	230,000	198,871
Diageo Capital plc	5.75	10-23-2017	1,050,000	1,195,689
Diageo Capital plc	5.88	9-30-2036	175,000	201,919
Diageo Finance BV	3.25	1-15-2015	100,000	103,437
Diageo Finance BV	5.30	10-28-2015	300,000	328,559
Fomento Economico Mexicano SAB de CV	2.88	5-10-2023	200,000	174,737
Fomento Economico Mexicano SAB de CV	4.38	5-10-2043	150,000	121,549

				3,679,133

Energy : 0.69%

Energy Equipment & Services : 0.05%
Ensco plc	3.25	3-15-2016	1,250,000	1,301,039
Ensco plc	4.70	3-15-2021	500,000	527,928
Transocean Incorporated	3.80	10-15-2022	300,000	279,775
Weatherford International Limited	4.50	4-15-2022	300,000	292,081
Weatherford International Limited	5.95	4-15-2042	250,000	237,871

				2,638,694

Oil, Gas & Consumable Fuels: 0.64%
Alberta Energy Company Limited	7.38	11-1-2031	350,000	406,749
Alberta Energy Company Limited	8.13	9-15-2030	150,000	186,361
BP Capital Markets plc	0.70	11-6-2015	350,000	348,515
BP Capital Markets plc	1.38	11-6-2017	400,000	389,141
BP Capital Markets plc	1.38	5-10-2018	350,000	336,652
BP Capital Markets plc	1.85	5-5-2017	500,000	499,615
BP Capital Markets plc	2.50	11-6-2022	500,000	446,513
BP Capital Markets plc	2.75	5-10-2023	600,000	541,693
BP Capital Markets plc	3.13	10-1-2015	800,000	837,170
BP Capital Markets plc	3.20	3-11-2016	1,000,000	1,049,297
BP Capital Markets plc	3.25	5-6-2022	750,000	713,683
BP Capital Markets plc	3.88	3-10-2015	700,000	733,542
BP Capital Markets plc	4.50	10-1-2020	500,000	532,415
BP Capital Markets plc	4.74	3-11-2021	1,000,000	1,070,644
BP Capital Markets plc	4.75	3-10-2019	450,000	493,880
Canadian Natural Resources Limited	4.90	12-1-2014	65,000	68,123
Canadian Natural Resources Limited	5.70	5-15-2017	1,150,000	1,292,568
Canadian Natural Resources Limited	5.85	2-1-2035	565,000	602,352
Canadian Natural Resources Limited	6.25	3-15-2038	500,000	565,655
Cenovus Energy Incorporated	3.00	8-15-2022	250,000	234,074
Cenovus Energy Incorporated	3.80	9-15-2023	250,000	246,735
Cenovus Energy Incorporated	4.45	9-15-2042	250,000	223,847
Cenovus Energy Incorporated	4.50	9-15-2014	500,000	519,224
Cenovus Energy Incorporated	5.70	10-15-2019	200,000	226,744

94	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Cenovus Energy Incorporated	6.75%	11-15-2039	$500,000	$596,523
Enbridge Incorporated	5.60	4-1-2017	100,000	110,682
Encana Corporation	5.15	11-15-2041	500,000	467,032
Encana Corporation	5.90	12-1-2017	300,000	340,284
Encana Corporation	6.50	5-15-2019	400,000	468,578
Encana Corporation	6.50	8-15-2034	250,000	273,033
Encana Corporation	6.50	2-1-2038	350,000	384,764
Husky Energy Incorporated	6.80	9-15-2037	100,000	121,992
Husky Energy Incorporated	7.25	12-15-2019	565,000	687,440
Noble Holdings International Limited Corporation	3.05	3-1-2016	150,000	154,265
Noble Holdings International Limited Corporation	3.95	3-15-2022	150,000	144,947
Noble Holdings International Limited Corporation	4.63	3-1-2021	200,000	204,787
Noble Holdings International Limited Corporation	4.90	8-1-2020	250,000	261,479
Noble Holdings International Limited Corporation	5.25	3-15-2042	200,000	182,718
Noble Holdings International Limited Corporation	6.05	3-1-2041	200,000	201,657
Petro-Canada	5.95	5-15-2035	700,000	755,527
Petro-Canada	6.80	5-15-2038	400,000	477,810
Suncor Energy Incorporated	5.95	12-1-2034	75,000	80,881
Suncor Energy Incorporated	6.10	6-1-2018	900,000	1,041,395
Suncor Energy Incorporated	6.50	6-15-2038	400,000	467,705
Suncor Energy Incorporated	6.85	6-1-2039	250,000	301,333
Talisman Energy Incorporated	3.75	2-1-2021	150,000	146,219
Talisman Energy Incorporated	5.13	5-15-2015	65,000	68,850
Talisman Energy Incorporated	6.25	2-1-2038	400,000	413,320
Talisman Energy Incorporated	7.75	6-1-2019	415,000	500,258
Total Capital International SA	1.55	6-28-2017	500,000	495,635
Total Capital International SA	2.70	1-25-2023	350,000	321,699
Total Capital International SA	2.88	2-17-2022	1,000,000	950,490
Total Capital International SA	3.70	1-15-2024	1,000,000	995,028
Total Capital SA	2.30	3-15-2016	500,000	514,722
Total Capital SA	3.00	6-24-2015	500,000	520,859
Total Capital SA	3.13	10-2-2015	1,000,000	1,046,102
Total Capital SA	4.13	1-28-2021	100,000	105,159
Total Capital SA	4.25	12-15-2021	250,000	264,062
Total Capital SA	4.45	6-24-2020	500,000	540,716
TransCanada PipeLines Limited	0.75	1-15-2016	300,000	297,175
TransCanada PipeLines Limited	2.50	8-1-2022	500,000	454,846
TransCanada PipeLines Limited	3.40	6-1-2015	500,000	522,242
TransCanada PipeLines Limited	3.80	10-1-2020	300,000	310,760
TransCanada PipeLines Limited	6.10	6-1-2040	300,000	344,547
TransCanada PipeLines Limited	7.13	1-15-2019	1,500,000	1,805,262
Transocean Incorporated	4.95	11-15-2015	500,000	536,665
Transocean Incorporated	5.05	12-15-2016	500,000	546,547
Transocean Incorporated	6.38	12-15-2021	500,000	550,417
Weatherford International Limited	5.13	9-15-2020	200,000	207,111
Weatherford International Limited	6.75	9-15-2040	300,000	309,167
Weatherford International Limited	9.63	3-1-2019	1,000,000	1,256,355

				34,314,237

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	95

Security name	Interest rate	Maturity date	Principal	Value

Financials: 1.52%

Capital Markets: 0.05%
Nomura Holdings Incorporated	2.00%	9-13-2016	$100,000	$99,258
Nomura Holdings Incorporated	4.13	1-19-2016	500,000	523,001
Nomura Holdings Incorporated	5.00	3-4-2015	1,100,000	1,155,820
Nomura Holdings Incorporated	6.70	3-4-2020	356,000	400,231
Sasol Financing International Company	4.50	11-14-2022	500,000	446,250

				2,624,560

Commercial Banks: 0.91%
Australia & New Zealand Banking Group Limited	0.90	2-12-2016	500,000	496,703
Bank of Montreal	1.40	9-11-2017	1,000,000	975,907
Bank of Montreal	2.50	1-11-2017	500,000	511,856
Bank of Montreal	2.55	11-6-2022	1,000,000	915,022
Bank of Nova Scotia	0.75	10-9-2015	500,000	498,573
Bank of Nova Scotia	1.38	12-18-2017	500,000	485,060
Bank of Nova Scotia	1.45	4-25-2018	500,000	483,597
Bank of Nova Scotia	1.85	1-12-2015	500,000	507,674
Bank of Nova Scotia	2.05	10-7-2015	500,000	511,684
Bank of Nova Scotia	2.55	1-12-2017	750,000	768,026
Bank of Nova Scotia	3.40	1-22-2015	1,150,000	1,192,614
Bank of Nova Scotia	4.38	1-13-2021	500,000	535,590
Barclays Bank plc	2.75	2-23-2015	500,000	512,576
Barclays Bank plc	3.90	4-7-2015	250,000	261,083
Barclays Bank plc	5.00	9-22-2016	900,000	989,085
Barclays Bank plc	5.13	1-8-2020	1,000,000	1,098,309
Barclays Bank plc	5.14	10-14-2020	800,000	828,924
BBVA US Senior SA	4.66	10-9-2015	1,249,000	1,291,938
BNP Paribas	2.70	8-20-2018	1,000,000	994,587
BNP Paribas	3.25	3-11-2015	1,000,000	1,034,123
BNP Paribas	3.25	3-3-2023	500,000	456,188
BNP Paribas	3.60	2-23-2016	1,000,000	1,050,032
BNP Paribas	5.00	1-15-2021	1,150,000	1,222,767
Canadian Imperial Bank	0.90	10-1-2015	500,000	499,658
Canadian Imperial Bank	1.35	7-18-2016	200,000	199,981
Canadian Imperial Bank	1.55	1-23-2018	300,000	291,431
Canadian Imperial Bank	2.35	12-11-2015	500,000	515,226
Commonwealth Bank of Australia (New York)	1.95	3-16-2015	676,000	688,032
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.50	1-11-2021	500,000	523,927
Credit Suisse New York	3.50	3-23-2015	500,000	521,166
HSBC Holdings plc	4.00	3-30-2022	1,000,000	1,006,592
HSBC Holdings plc	4.88	1-14-2022	250,000	267,262
HSBC Holdings plc	5.10	4-5-2021	1,000,000	1,091,226
HSBC Holdings plc	6.80	6-1-2038	350,000	409,590
Intesa Sanpaolo SpA	3.13	1-15-2016	1,000,000	996,746
Intesa Sanpaolo SpA	3.88	1-16-2018	700,000	681,794
Lloyds TSB Bank plc	4.20	3-28-2017	1,000,000	1,060,472
Lloyds TSB Bank plc	4.88	1-21-2016	1,000,000	1,076,241
National Bank of Canada	1.50	6-26-2015	500,000	506,018
NIBC Bank NV	4.88	11-19-2019	800,000	888,746

96	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Commercial Banks (continued)
Rabobank Nederland	3.95%	11-9-2022	$750,000	$713,152
Rabobank Nederland NV «	1.70	3-19-2018	500,000	486,865
Rabobank Nederland NV	2.13	10-13-2015	500,000	511,817
Rabobank Nederland NV	3.38	1-19-2017	1,000,000	1,052,047
Rabobank Nederland NV	3.88	2-8-2022	1,500,000	1,485,774
Rabobank Nederland NV	5.25	5-24-2041	725,000	747,756
Royal Bank of Canada	0.55	5-1-2015	125,000	124,778
Royal Bank of Canada	0.80	10-30-2015	250,000	249,745
Royal Bank of Canada	0.85	3-8-2016	950,000	943,548
Royal Bank of Canada	1.45	10-30-2014	1,000,000	1,010,351
Royal Bank of Canada	1.50	1-16-2018	450,000	439,207
Royal Bank of Canada	2.20	7-27-2018	1,000,000	996,417
Royal Bank of Canada	2.30	7-20-2016	600,000	618,845
Royal Bank of Canada	2.63	12-15-2015	250,000	259,712
Royal Bank of Scotland Group plc	3.95	9-21-2015	500,000	523,355
Royal Bank of Scotland Group plc	4.38	3-16-2016	1,000,000	1,060,400
Royal Bank of Scotland Group plc	4.88	3-16-2015	1,000,000	1,049,400
Royal Bank of Scotland Group plc	5.63	8-24-2020	1,000,000	1,081,512
Royal Bank of Scotland Group plc	6.40	10-21-2019	575,000	644,085
Societe Generale	2.75	10-12-2017	200,000	202,971
Svenska Handelsbanken AB	1.63	3-21-2018	400,000	387,453
Svenska Handelsbanken AB	2.88	4-4-2017	1,000,000	1,029,438
Toronto Dominion Bank	1.40	4-30-2018	1,250,000	1,210,986
Toronto Dominion Bank	2.50	7-14-2016	500,000	517,844
Westpac Banking Corporation	0.95	1-12-2016	350,000	348,578
Westpac Banking Corporation	1.13	9-25-2015	1,000,000	1,007,065
Westpac Banking Corporation	2.00	8-14-2017	100,000	99,858
Westpac Banking Corporation	3.00	8-4-2015	800,000	833,282
Westpac Banking Corporation	4.20	2-27-2015	780,000	818,907

				49,301,174

Diversified Financial Services: 0.50%
Abbey National Treasury Services plc	3.05	8-23-2018	500,000	501,198
Abbey National Treasury Services plc	4.00	4-27-2016	500,000	529,935
Barrick Australian Finance Proprietary Limited	5.95	10-15-2039	550,000	474,225
BHP Billiton Finance USA Limited	2.88	2-24-2022	350,000	329,693
BHP Billiton Finance USA Limited	5.40	3-29-2017	200,000	223,531
BHP Billiton Finance USA Limited	6.50	4-1-2019	1,050,000	1,241,540
Burlington Resources Finance Company	7.20	8-15-2031	500,000	649,803
ConocoPhillips Canada Funding Company	5.63	10-15-2016	150,000	169,935
ConocoPhillips Canada Funding Company	5.95	10-15-2036	300,000	346,088
Credit Suisse New York	5.30	8-13-2019	1,500,000	1,675,338
Deutsche Bank AG London	3.25	1-11-2016	250,000	261,153
Deutsche Bank AG London	3.45	3-30-2015	500,000	520,160
Deutsche Bank AG London ±	4.30	5-24-2028	600,000	537,339
Deutsche Bank AG London	6.00	9-1-2017	1,500,000	1,711,752
ORIX Corporation	4.71	4-27-2015	415,000	435,318
Rio Tinto Finance USA Limited	2.00	3-22-2017	500,000	497,660
Rio Tinto Finance USA Limited	2.25	12-14-2018	1,000,000	968,039

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	97

Security name	Interest rate	Maturity date	Principal	Value

Diversified Financial Services (continued)
Rio Tinto Finance USA Limited	2.88%	8-21-2022	$500,000	$450,999
Rio Tinto Finance USA Limited	3.50	3-22-2022	1,000,000	949,568
Rio Tinto Finance USA Limited	4.13	8-21-2042	250,000	207,781
Rio Tinto Finance USA Limited	4.75	3-22-2042	250,000	227,552
Rio Tinto Finance USA Limited	5.20	11-2-2040	300,000	291,559
Rio Tinto Finance USA Limited	6.50	7-15-2018	750,000	870,178
Rio Tinto Finance USA Limited	9.00	5-1-2019	480,000	614,426
Shell International Finance BV	0.63	12-4-2015	1,000,000	997,933
Shell International Finance BV	1.90	8-10-2018	1,000,000	992,643
Shell International Finance BV	2.25	1-6-2023	250,000	224,204
Shell International Finance BV	2.38	8-21-2022	250,000	228,010
Shell International Finance BV	3.25	9-22-2015	1,000,000	1,052,624
Shell International Finance BV	3.40	8-12-2023	250,000	246,294
Shell International Finance BV	3.63	8-21-2042	250,000	212,335
Shell International Finance BV	4.30	9-22-2019	1,000,000	1,088,266
Shell International Finance BV	4.38	3-25-2020	500,000	545,160
Shell International Finance BV	4.55	8-12-2043	500,000	497,707
Shell International Finance BV	5.20	3-22-2017	250,000	280,476
Shell International Finance BV	5.50	3-25-2040	300,000	338,744
Shell International Finance BV	6.38	12-15-2038	850,000	1,058,047
Syngenta Finance NV	3.13	3-28-2022	500,000	480,535
UBS AG Stamford Connecticut	3.88	1-15-2015	500,000	520,784
UBS AG Stamford Connecticut	4.88	8-4-2020	1,488,000	1,631,936
UBS AG Stamford Connecticut	5.75	4-25-2018	488,000	559,634
UBS AG Stamford Connecticut	5.88	12-20-2017	872,000	1,001,842
WPP Finance UK	8.00	9-15-2014	500,000	534,919

				27,176,863

Insurance: 0.06%
Aegon NV	4.63	12-1-2015	500,000	533,832
AON Corporation	4.45	5-24-2043	100,000	88,183
AXA SA	8.60	12-15-2030	650,000	770,250
AXIS Capital Holdings Limited	5.75	12-1-2014	65,000	68,693
Manulife Financial Corporation	3.40	9-17-2015	400,000	418,713
Montpelier Re Holdings Limited	4.70	10-15-2022	100,000	96,908
Trinity Acquisition plc	4.63	8-15-2023	350,000	339,846
Trinity Acquisition plc	6.13	8-15-2043	350,000	340,947
XL Capital Limited	5.25	9-15-2014	312,000	325,827

				2,983,199

Real Estate Management & Development: 0.00%
Brookfield Asset Management Incorporated	5.80	4-25-2017	125,000	136,625

Health Care: 0.16%

Health Care Equipment & Supplies: 0.00%
Covidien International Finance SA	1.35	5-29-2015	250,000	252,501

Pharmaceuticals: 0.16%
AstraZeneca plc	4.00	9-18-2042	550,000	491,085
AstraZeneca plc	5.90	9-15-2017	800,000	923,548

98	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Pharmaceuticals (continued)
AstraZeneca plc	6.45%	9-15-2037	$1,150,000	$1,391,177
Covidien International Finance SA	2.80	6-15-2015	150,000	154,912
Covidien International Finance SA	3.20	6-15-2022	500,000	484,736
Covidien International Finance SA	6.00	10-15-2017	600,000	689,961
Covidien International Finance SA	6.55	10-15-2037	400,000	501,464
Novartis Securities Investment Limited	5.13	2-10-2019	1,000,000	1,138,631
Sanofi Aventis	1.25	4-10-2018	91,000	87,753
Sanofi Aventis	2.63	3-29-2016	500,000	520,208
Sanofi Aventis	4.00	3-29-2021	700,000	733,115
Teva Pharmaceutical Finance LLC	2.95	12-18-2022	500,000	459,285
Teva Pharmaceutical Finance LLC	3.00	6-15-2015	500,000	517,053
Teva Pharmaceutical Finance LLC	3.65	11-10-2021	500,000	492,384

				8,585,312

Industrials: 0.14%

Aerospace & Defense: 0.01%
Embraer Overseas Limited	6.38	1-15-2020	500,000	546,250
Empresa Brasileira de Aeronautica	5.15	6-15-2022	200,000	199,000

				745,250

Commercial Services & Supplies: 0.02%
Ingersoll-Rand Global Holding Company Limited 144A	4.25	6-15-2023	1,000,000	980,471
Ingersoll-Rand Global Holding Company Limited	6.88	8-15-2018	250,000	292,980

				1,273,451

Industrial Conglomerates: 0.06%
Koninklijke Philips Electronics NV	5.75	3-11-2018	650,000	743,933
Philips Electronics NV	3.75	3-15-2022	500,000	494,298
Philips Electronics NV	5.00	3-15-2042	500,000	497,124
Philips Electronics NV	6.88	3-11-2038	250,000	308,931
Tyco Electronics Group SA	4.88	1-15-2021	500,000	521,529
Tyco Electronics Group SA	7.13	10-1-2037	350,000	410,348

				2,976,163

Machinery: 0.01%
Pentair Finance SA	3.15	9-15-2022	250,000	226,079
Pentair Finance SA	5.00	5-15-2021	300,000	312,702

				538,781

Road & Rail: 0.04%
Canadian National Railway Company	2.25	11-15-2022	350,000	316,148
Canadian National Railway Company	5.55	3-1-2019	435,000	500,064
Canadian National Railway Company	6.20	6-1-2036	200,000	240,728
Canadian Pacific Railway Company	4.45	3-15-2023	200,000	207,095
Canadian Pacific Railway Company	5.75	3-15-2033	360,000	384,641
Canadian Pacific Railway Company	5.95	5-15-2037	65,000	71,893
Canadian Pacific Railway Company	7.25	5-15-2019	65,000	78,798
Kansas City Southern de Mexico SA de CV 144A	3.00	5-15-2023	73,000	66,745

				1,866,112

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	99

Security name	Interest rate	Maturity date	Principal	Value

Information Technology: 0.01%

Internet Software & Services: 0.01%
Baidu Incorporated	3.25%	8-6-2018	$576,000	$568,058

Materials: 0.35%

Chemicals: 0.09%
Agrium Incorporated	3.50	6-1-2023	300,000	283,149
Agrium Incorporated	4.90	6-1-2043	200,000	182,290
Agrium Incorporated	6.13	1-15-2041	165,000	176,604
Agrium Incorporated	6.75	1-15-2019	300,000	351,142
LyondellBasell Industries NV	5.00	4-15-2019	400,000	436,752
LyondellBasell Industries NV	5.75	4-15-2024	500,000	553,208
LyondellBasell Industries NV	6.00	11-15-2021	1,500,000	1,697,852
Methanex Corporation	3.25	12-15-2019	100,000	97,181
Potash Corporation of Saskatchewan Incorporated	3.75	9-30-2015	560,000	590,068
Potash Corporation of Saskatchewan Incorporated	4.88	3-30-2020	255,000	274,198
Potash Corporation of Saskatchewan Incorporated	5.63	12-1-2040	200,000	209,351
Potash Corporation of Saskatchewan Incorporated	5.88	12-1-2036	225,000	242,525
Potash Corporation of Saskatchewan Incorporated	6.50	5-15-2019	65,000	75,870

				5,170,190

Metals & Mining: 0.24%
AngloGold Ashanti Holdings plc	8.50	7-30-2020	400,000	397,600
Barrick Gold Corporation 144A	2.50	5-1-2018	250,000	235,147
Barrick Gold Corporation	3.85	4-1-2022	500,000	441,730
Barrick Gold Corporation 144A	4.10	5-1-2023	700,000	613,937
Barrick Gold Corporation	5.25	4-1-2042	500,000	404,032
BHP Billiton Limited	1.00	2-24-2015	500,000	503,304
BHP Billiton Limited	1.63	2-24-2017	500,000	497,276
Falconbridge Limited	6.00	10-15-2015	600,000	645,118
Goldcorp Incorporated	2.13	3-15-2018	100,000	96,207
Goldcorp Incorporated	3.70	3-15-2023	300,000	272,884
Kinross Gold Corporation	5.13	9-1-2021	200,000	184,496
Rio Tinto Finance (USA) Limited	3.75	9-20-2021	500,000	485,157
Teck Resources Limited	3.00	3-1-2019	1,000,000	962,736
Teck Resources Limited	3.75	2-1-2023	500,000	444,923
Teck Resources Limited	4.50	1-15-2021	350,000	339,556
Teck Resources Limited	4.75	1-15-2022	202,000	198,593
Teck Resources Limited	5.20	3-1-2042	500,000	414,589
Teck Resources Limited	6.00	8-15-2040	175,000	161,064
Teck Resources Limited	6.25	7-15-2041	300,000	284,183
Vale Overseas Limited	4.38	1-11-2022	1,200,000	1,114,428
Vale Overseas Limited	4.63	9-15-2020	300,000	296,395
Vale Overseas Limited	6.25	1-23-2017	1,405,000	1,550,453
Vale Overseas Limited	6.88	11-21-2036	1,260,000	1,215,582
Vale Overseas Limited	6.88	11-10-2039	130,000	125,210
Vale Overseas Limited	8.25	1-17-2034	300,000	326,968
Vale SA	5.63	9-11-2042	750,000	623,628

				12,835,196

100	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Paper & Forest Products: 0.02%
Celulosa Arauco y Constitucion SA	4.75%	1-11-2022	$500,000	$480,028
Celulosa Arauco y Constitucion SA	5.63	4-20-2015	65,000	68,386
Celulosa Arauco y Constitucion SA	7.25	7-29-2019	350,000	394,972

				943,386

Telecommunication Services: 0.64%

Diversified Telecommunication Services: 0.38%
British Telecommunications plc	1.63	6-28-2016	500,000	502,465
British Telecommunications plc	5.95	1-15-2018	250,000	284,867
British Telecommunications plc	9.63	12-15-2030	1,150,000	1,732,600
Deutsche Telekom International Finance BV	5.75	3-23-2016	275,000	303,436
Deutsche Telekom International Finance BV	6.00	7-8-2019	500,000	582,498
Deutsche Telekom International Finance BV	8.75	6-15-2030	1,830,000	2,554,129
Deutsche Telekom International Finance BV	9.25	6-1-2032	500,000	739,115
Ericsson LM	4.13	5-15-2022	400,000	391,196
France Telecom SA	2.75	9-14-2016	500,000	513,545
France Telecom SA	5.38	7-8-2019	600,000	655,377
France Telecom SA	8.50	3-1-2031	925,000	1,248,752
Royal KPN NV	8.38	10-1-2030	375,000	481,219
Telecom Italia Capital SA	4.95	9-30-2014	1,150,000	1,181,561
Telecom Italia Capital SA	5.25	10-1-2015	200,000	208,816
Telecom Italia Capital SA	6.00	9-30-2034	150,000	129,346
Telecom Italia Capital SA	6.38	11-15-2033	500,000	447,210
Telecom Italia Capital SA	7.18	6-18-2019	1,000,000	1,086,700
Telecom Italia Capital SA	7.20	7-18-2036	500,000	484,279
Telecom Italia Capital SA	7.72	6-4-2038	500,000	490,875
Telefonica Emisiones SAU	3.19	4-27-2018	500,000	487,203
Telefonica Emisiones SAU	3.73	4-27-2015	470,000	482,781
Telefonica Emisiones SAU	3.99	2-16-2016	710,000	732,846
Telefonica Emisiones SAU	4.57	4-27-2023	300,000	282,996
Telefonica Emisiones SAU	4.95	1-15-2015	430,000	447,005
Telefonica Emisiones SAU	5.13	4-27-2020	445,000	448,847
Telefonica Emisiones SAU	5.46	2-16-2021	500,000	510,202
Telefonica Emisiones SAU	6.42	6-20-2016	500,000	547,204
Telefonica Emisiones SAU	7.05	6-20-2036	550,000	582,724
Telefonica Europe BV	8.25	9-15-2030	420,000	493,183
Telefonica SA	5.88	7-15-2019	645,000	686,596
Telefonos de Mexico SA	5.50	1-27-2015	465,000	490,314

				20,209,887

Wireless Telecommunication Services: 0.26%
America Movil SAB de CV	2.38	9-8-2016	750,000	759,810
America Movil SAB de CV	3.13	7-16-2022	500,000	450,239
America Movil SAB de CV	3.63	3-30-2015	500,000	515,821
America Movil SAB de CV	4.38	7-16-2042	1,000,000	800,460
America Movil SAB de CV	5.00	3-30-2020	1,000,000	1,059,115
America Movil SAB de CV	5.63	11-15-2017	450,000	508,377
America Movil SAB de CV	6.13	11-15-2037	100,000	103,024
America Movil SAB de CV	6.13	3-30-2040	500,000	515,784

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	101

Security name	Interest rate	Maturity date	Principal	Value

Wireless Telecommunication Services (continued)
America Movil SAB de CV	6.38%	3-1-2035	$65,000	$68,830
Rogers Communications Incorporated	3.00	3-15-2023	200,000	180,748
Rogers Communications Incorporated	4.50	3-15-2043	200,000	173,096
Rogers Communications Incorporated	6.80	8-15-2018	750,000	887,321
Rogers Wireless Incorporated	7.50	3-15-2015	500,000	549,330
Vodafone Group plc	0.90	2-19-2016	325,000	323,681
Vodafone Group plc	1.25	9-26-2017	250,000	239,812
Vodafone Group plc	1.50	2-19-2018	500,000	480,319
Vodafone Group plc	1.63	3-20-2017	500,000	492,647
Vodafone Group plc	2.50	9-26-2022	1,000,000	881,443
Vodafone Group plc	2.95	2-19-2023	600,000	545,986
Vodafone Group plc	3.38	11-24-2015	500,000	523,879
Vodafone Group plc	4.38	2-19-2043	500,000	441,014
Vodafone Group plc	4.63	7-15-2018	180,000	196,904
Vodafone Group plc	5.00	9-15-2015	250,000	269,300
Vodafone Group plc	5.38	1-30-2015	375,000	397,859
Vodafone Group plc	5.45	6-10-2019	400,000	447,957
Vodafone Group plc	5.63	2-27-2017	500,000	557,785
Vodafone Group plc	6.15	2-27-2037	1,000,000	1,088,147
Vodafone Group plc	6.25	11-30-2032	300,000	326,917
Vodafone Group plc	7.88	2-15-2030	250,000	317,241

				14,102,846

Utilities: 0.03%

Electric Utilities: 0.00%
Scottish Power Limited	5.81	3-15-2025	150,000	154,207

Independent Power Producers & Energy Traders: 0.01%
TransAlta Corporation	4.75	1-15-2015	400,000	418,453
TransAlta Corporation	6.50	3-15-2040	90,000	87,799

				506,252

Multi-Utilities: 0.01%
National Grid plc	6.30	8-1-2016	500,000	565,453

Water Utilities: 0.01%
United Utilities Group plc	5.38	2-1-2019	250,000	267,711

Total Yankee Corporate Bonds and Notes (Cost $193,801,259)				196,229,206

	Yield		Shares
Short-Term Investments: 2.12%

Investment Companies: 2.12%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)##	0.09		111,889,955	111,889,955
Wells Fargo Securities Lending Cash Investments, LLC (u)(l)(v)(r)	0.14		2,265,033	2,265,033

Total Short-Term Investments (Cost $114,154,988)				114,154,988

Total investments in securities (Cost $5,469,975,823) *	101.21%	5,455,151,000
Other assets and liabilities, net	(1.21)	(65,443,446)

Total net assets	100.00%	$5,389,707,554

102	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

%%	Security issued on a when-issued basis.

±	Variable rate investment. The rate shown is the rate in effect at period end.

¤	Security issued in zero coupon form with no periodic interest payments.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate

@	Foreign bond principal is denominated in local currency.

(u)	Rate shown is the 7-day annualized yield at period end.

##	All or a portion of this security has been segregated for when-issued securities.

(v)	Security represents investment of cash collateral received from securities on loan.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

*	Cost for federal income tax purposes is $5,471,585,589 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$132,954,722
Gross unrealized depreciation	(149,389,311)

Net unrealized depreciation	$(16,434,589)

The following table shows the percent of total long-term investments by geographic location as of August 31, 2013:

United States	70.78%
Japan	11.19%
United Kingdom	3.80%
France	2.80%
Italy	2.51%
Germany	2.22%
Canada	1.59%
Spain	1.37%
Netherlands	1.14%
Other	2.60%

100.00%

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	1

Security name	Shares	Value

Common Stocks: 97.62%

Consumer Discretionary: 13.48%

Auto Components: 1.08%
Aapico Hitech PCL	147,600	$69,238
Aisin Seiki Company Limited	37,400	1,427,584
Akebono Brake Industry Company Limited	22,700	97,028
Autoneum Holding AG	164	16,577
Bharat Forge Limited	19,334	70,342
BorgWarner Incorporated	79,655	7,693,080
Bosch Limited	1,719	214,564
Bridgestone Corporation	119,800	3,910,117
Bridgestone Corporation ADR	4,725	308,306
Calsonic Kansei Corporation	41,000	198,473
Cheng Shin Rubber Industry Company Limited	366,369	939,744
Compagnie Generale des Etablissements Michelin SCA Class B	18,498	1,770,547
Continental AG	9,343	1,410,088
Cooper Tire & Rubber Company	144,404	4,610,820
Daido Metal Company Limited	17,000	137,825
Dana Holding Corporation	342,537	7,179,576
Delphi Automotive plc	35,300	1,942,206
Denso Corporation	102,600	4,660,798
Exedy Corporation	6,200	143,986
Exide Industries Limited	78,617	149,060
Faurecia †	2,019	51,371
FCC Company Limited	7,000	153,474
Futaba Industrial Company Limited †	6,100	24,298
Gentex Corporation	92,120	2,075,464
GKN plc	150,914	767,176
Halla Climate Control Corporation	8,860	303,019
Hankook Tire Company Limited	20,730	1,071,564
Hi-Lex Corporation	5,800	117,976
Hyundai Mobis	16,060	4,020,149
Hyundai Wia Corporation	3,195	490,818
Johnson Controls Incorporated	81,700	3,311,301
Kayaba Industry Company Limited	38,000	226,486
KEIHIN Corporation	9,300	133,867
Kenda Rubber Industrial Company Limited	165,960	320,642
Koito Manufacturing Company Limited	23,000	403,829
Lear Corporation	61,816	4,249,850
Leoni AG	4,204	230,750
Linamar Corporation	2,422	75,422
Magna International Incorporated Class A	21,800	1,675,618
Mando Corporation	2,550	284,076
Martinrea International Incorporated	3,001	33,734
Minth Group Limited	76,000	136,566
MITSUBA Corporation	8,000	127,657
Musashi Seimitsu Industry Company Limited	4,100	99,769
Nan Kang Rubber Tire Company Limited	148,145	172,651
NGK Spark Plug Company Limited	36,000	692,234
NHK Spring Company Limited	44,000	463,180

2	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Shares	Value

Auto Components (continued)
NIFCO Incorporated	9,400	$222,262
Nippon Seiki Company Limited	8,000	111,071
Nissan Shatai Company Limited	17,000	241,020
Nissin Kogyo Company Limited	8,500	149,789
NOK Corporation	23,300	338,354
Nokian Renkaat Oyj	13,330	621,997
Pacific Industrial Company Limited	10,300	66,090
Pirelli & Company SpA	24,552	289,761
Press Kogyo Company Limited	13,000	50,620
Riken Corporation	27,000	102,988
Sanden Corporation	27,000	104,798
Showa Corporation	13,400	166,567
Somboon Advance Technology PCL	130,270	61,513
Stanley Electric Company Limited	30,500	582,840
Sumitomo Rubber Industries Limited	36,300	507,695
Tachi-S Company Limited	5,700	78,080
Takata Corporation	5,600	131,988
Tenneco Automotive Incorporated †	133,900	6,176,807
Thai Stanley Electric PCL	13,600	88,301
The Goodyear Tire & Rubber Company †	169,200	3,404,304
Tokai Rika Company Limited	8,200	161,685
Tokai Rubber Industries Incorporated	6,500	54,871
Tong Yang Industry Company Limited	100,374	129,924
Topre Corporation	8,900	95,417
Toyo Tire & Rubber Company Limited	50,000	268,805
Toyota Boshoku Corporation	15,600	203,374
Toyota Gosei Company Limited	14,500	348,587
Toyota Industries Corporation	38,400	1,544,967
TPR Company Limited	5,200	88,152
TRW Automotive Holdings Corporation †	72,300	4,993,761
TS Tech Company Limited	9,900	331,315
Unipres Corporation	6,700	145,125
Valeo SA	7,819	588,516
Visteon Corporation †	110,551	7,916,557
Xingda International Holdings Limited	186,000	88,963
Xinyi Glass Holding Company Limited	456,149	425,345
Yarnapund PCL †(a)	1,551,500	0
Yokohama Rubber Company Limited	65,000	569,849
YOROZU Corporation	3,500	67,236

		90,182,194

Automobiles: 1.47%
Bajaj Auto	14,575	404,728
Bayerische Motoren Werke AG	30,555	2,879,916
Brilliance China Automotive Holdings Limited †	626,000	916,969
BYD Company Limited †«	119,000	425,341
China Motor Company Limited	198,150	170,272
Chongqing Changchun Automobile Class B	43	55
Daihatsu Motor Company Limited	40,000	746,609

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	3

Security name	Shares	Value

Automobiles (continued)
Daimler AG	94,979	$6,517,257
Dongfeng Motor Group Company Limited	646,000	890,865
Fiat SpA †	84,699	638,278
Ford Motor Company	439,000	7,107,410
Ford Otomotiv Sanayi AS	14,299	177,061
Fuji Heavy Industries Limited	126,000	3,033,382
Geely Automobile Holdings Limited	870,000	455,466
General Motors Company †	92,900	3,166,032
Ghabbour Auto	3,188	13,143
Great Wall Motor Company Limited Class H	232,500	1,178,435
Guangzhou Automobile Group Company Limited	493,454	501,077
Hero Honda Motors Limited	20,559	635,897
Honda Motor Company Limited	332,800	11,932,626
Honda Motor Company Limited ADR	25	899
Hyundai Motor Company Limited	39,627	8,836,597
Isuzu Motors Limited	251,000	1,519,415
Kia Motors Corporation	63,058	3,793,733
Mahindra & Mahindra Limited	57,433	681,208
Mahindra & Mahindra Limited GDR	10,726	122,629
Maruti Suzuki India Limited	14,444	271,593
Mazda Motor Corporation †	576,000	2,293,087
Mitsubishi Motors Corporation †	74,600	777,911
Nissan Motor Company Limited	477,300	4,721,705
Oriental Holdings Bhd	46,320	116,092
Peugeot SA †«	32,389	460,084
PT Astra International Incorporated Tbk	4,920,440	2,719,160
Renault SA	19,824	1,418,000
Suzuki Motor Corporation	86,300	1,842,460
Tan Chong Motor Holdings Bhd	87,300	185,510
Tata Motors Limited	164,889	739,880
Tata Motors Limited ADR	10,088	225,164
Tesla Motors Incorporated †«	50,100	8,466,900
Thor Industries Incorporated	96,500	4,943,695
Tofas Turk Otomobil Fabrikasi AS	25,253	129,542
Toyota Motor Corporation	560,314	33,703,664
UMW Holdings Bhd	137,800	527,116
Volkswagen AG	3,151	700,267
Yamaha Motor Company Limited	58,300	750,594
Yue Loong Motor	230,929	378,736

		122,116,460

Distributors: 0.17%
Canon Marketing Japan Incorporated	10,300	130,126
D’ieteren SA NV	1,530	70,795
DOSHISHA Company Limited	4,400	60,052
Imperial Holding Limited	47,334	957,770
Inchcape plc	38,717	353,209
Jardine Cycle & Carriage Limited	19,439	504,743
LKQ Corporation †	214,400	6,269,056

4	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Shares	Value

Distributors (continued)
Pacific Brands Limited	170,912	$115,059
Paltac Corporation	4,300	55,356
Pool Corporation	102,700	5,349,643
Uni-Select Incorporated	432	9,199

		13,875,008

Diversified Consumer Services: 0.45%
Apollo Group Incorporated Class A †	225,800	4,193,106
Benesse Corporation	17,200	621,963
DeVry Incorporated	124,800	3,745,248
Educomp Solutions Limited	5,295	1,427
H&R Block Incorporated	174,711	4,876,184
Hillenbrand Incorporated	143,686	3,557,665
InvoCare Limited	17,400	169,852
Navitas Limited	44,468	245,306
New Oriental Education & Technology Group Incorporated	17,412	369,657
Outerwall Incorporated †«	54,962	3,416,988
Raffles Education Corporation Limited †	55,177	12,515
Service Corporation International	493,743	8,926,873
Sotheby’s Holdings Incorporated	150,300	6,930,333

		37,067,117

Hotels, Restaurants & Leisure: 2.30%
Accor SA	17,004	643,415
Accordia Golf Company Limited	241	260,845
Ajisen China Holdings Limited	67,200	72,044
Amax Holdings Limited †	4,175	533
Ardent Leisure Group	55,254	89,808
Aristocrat Leisure Limited	108,107	432,669
Autogrill SpA †	9,260	145,890
Bally Technologies Incorporated †	81,809	5,900,883
Banyan Tree Holdings Limited	13,000	6,915
Berjaya Land Bhd	408,500	114,414
Berjaya Sports Toto Bhd	163,502	198,607
Bob Evans Farms Incorporated	1,361	66,730
Cafe de Coral Holdings Limited	52,000	163,067
Carnival Corporation	53,300	1,923,597
Carnival plc	20,101	751,937
Cheesecake Factory Incorporated	109,100	4,557,107
Chipotle Mexican Grill Incorporated †	21,294	8,691,572
Choice Hotels International Incorporated	63,100	2,421,778
Colowide Company Limited «	10,000	104,934
Compass Group plc	175,290	2,326,223
Cracker Barrel Old Country Store Incorporated	52,300	5,147,366
Crown Limited	72,900	943,349
Darden Restaurants Incorporated	83,300	3,849,293
Domino’s Pizza Incorporated	123,800	7,606,272
Doutor Nichires Holdings Company Limited	5,200	80,639
Dunkin Brands Group Incorporated	50,683	2,183,930

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	5

Security name	Shares	Value

Hotels, Restaurants & Leisure (continued)
Echo Entertainment Group Limited	134,190	$321,343
Egyptian Resorts Company †	16,982	2,142
EIH Limited	57,568	43,784
Enterprise Inns plc †	26,791	59,285
Flight Centre Limited	11,645	484,550
Formosa International Hotels Corporation	16,347	179,942
Fujita Kanko Incorporated	30,000	116,579
Galaxy Entertainment Group Limited †	269,000	1,629,807
Genting Bhd	503,300	1,427,403
Genting Singapore plc	1,113,320	1,143,836
Grand Korea Leisure Company Limited	10,260	296,318
Great Canadian Gaming Corporation †	676	6,861
Greene King plc	17,051	220,330
H.I.S Company Limited	4,200	212,440
Hong Kong & Shanghai Hotels Limited	94,530	136,090
Hotel Properties Limited	32,000	74,352
Hotel Shilla Company Limited	7,990	482,272
Hyatt Hotels Corporation Class A †	37,824	1,641,562
Imperial Hotel Limited	3,200	107,676
Indian Hotels Company Limited	66,498	45,292
Intercontinental Hotels Group plc	28,522	798,773
International Game Technology	167,030	3,155,197
Intralot SA-Integrated Lottery Systems & Services	4,444	8,860
J D Wetherspoon plc	8,168	89,903
Jollibee Foods Corporation	94,580	340,543
Kangwon Land Incorporated	28,940	719,691
Kappa Create Company Limited	2,100	38,472
Kentucky Fried Chicken (Japan) Limited	2,100	45,493
Kisoji Company Limited	3,500	64,467
Kuoni Reisen Holding AG	214	78,063
Ladbrokers plc	95,658	273,895
Las Vegas Sands Corporation	82,555	4,651,974
Life Time Fitness Incorporated †	79,905	3,994,451
Lottomatica SpA	6,123	172,034
Marriott International Incorporated Class A	61,000	2,439,390
Marriott Vacations Worldwide Corporation †	57,022	2,486,159
Marston’s plc	50,669	122,625
McDonald’s Corporation	233,314	22,015,509
McDonald’s Holdings Company (Japan) Limited	12,400	325,492
Melco International Development Limited	180,000	408,600
MGM China Holdings Limited	177,200	528,016
MGM Mirage †	267,000	4,723,230
Millennium & Copthorne Hotels plc	18,690	159,704
Minor International PCL	115,797	76,982
Miramar Hotel & Investment Company Limited	48,000	61,362
Mitchells & Butlers plc †	19,207	126,908
MOS Food Services Incorporated	6,100	118,803
Multi-Purpose Holdings Bhd	221,370	218,354
Ohsho Food Service Corporation	1,600	51,756
Opap SA	18,417	182,167
Orbis SA	2,450	25,242

6	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Shares	Value

Hotels, Restaurants & Leisure (continued)
Oriental Land Company Limited	11,200	$1,803,476
Paddy Power plc	4,093	329,169
Panera Bread Company Class A †	19,349	3,173,623
Papa John’s International Incorporated	35,000	2,384,550
PartyGaming plc	58,620	99,834
Plenus Company Limited	4,100	73,797
Punch Taverns plc †	32,370	6,521
Resorts World Bhd	621,815	795,799
RESORTTRUST Incorporated	7,380	235,819
Restaurant Group plc	15,681	131,214
REXLot Holdings Limited	625,000	43,523
Round One Corporation	8,500	47,609
Royal Caribbean Cruises Limited	92,900	3,408,501
Royal Holdings Company Limited	5,300	78,477
Saizeriya Company Limited	4,700	61,522
Sands China Limited	459,523	2,633,528
Shangri-La Asia Limited	274,166	421,264
Six Flags Entertainment Corporation	210,400	6,945,304
SJM Holdings Limited	390,000	997,711
Sky City Entertainment Group Limited	108,949	327,006
Sodexho Alliance SA	9,330	823,340
Spirit Pub Company plc	32,370	37,172
St. Marc Holdings Company Limited	1,200	57,301
Starbucks Corporation	174,300	12,291,636
Starwood Hotels & Resorts Worldwide Incorporated	134,100	8,574,354
Tabcorp Holdings Limited	137,757	393,813
Tattersall’s Limited	256,702	731,390
The Rank Group plc †(a)	3,780	9,394
The Wendy’s Company «	646,102	4,884,531
Thomas Cook Group plc †	117,612	257,193
Tim Hortons Incorporated	14,344	784,406
Tokyo Dome Corporation	36,000	239,219
Tokyotokeiba Company Limited	32,000	135,198
Transat A.T. Incorporated Class A †	1,458	11,101
TUI AG †	12,319	142,799
TUI Travel plc	61,222	326,881
Vail Resorts Incorporated	79,020	5,373,360
Watami Food Service Company	3,900	65,818
Whitbread plc	16,178	772,717
William Hill plc	82,355	530,083
WMS Industries Incorporated †	125,200	3,217,640
Wowprime Corporation	12,100	172,989
Wyndham Worldwide Corporation	93,600	5,556,096
Wynn Macau Limited	273,600	824,611
Wynn Resorts Limited	54,937	7,748,314
Yoshinoya D&C Company Limited «	11,800	135,508
Yum! Brands Incorporated	104,700	7,331,094
Zensho Company Limited «	11,700	131,949

		191,375,950

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	7

Security name	Shares	Value

Household Durables: 0.89%
Alpine Electronics Incorporated	7,900	$76,721
Amtran Technology Company Limited	169,006	108,327
Arcelik AS	78,008	388,587
Arnest One Corporation	7,300	151,326
Barratt Developments plc †	86,863	408,945
Bellway plc	9,497	197,504
Berkeley Group Holdings plc	11,306	371,388
Bovis Homes Group plc	9,917	114,471
Casio Computer Company Limited	51,600	440,221
Chofu Seisakusho Company Limited	3,500	74,570
Cleanup Corporation	5,200	41,008
Corona Corporation	2,000	21,888
D.R. Horton Incorporated	179,831	3,209,983
Dorel Industries Incorporated Class B	2,467	84,318
Ekornes ASA	800	12,680
Electrolux AB Class B	25,871	684,107
Fleetwood Corporation Limited	5,805	15,952
Foster Electric Company Limited	4,400	84,304
France Bed Holdings Company Limited	27,000	50,576
FUJITSU General Limited	11,000	117,676
Funai Electric Company Limited	2,100	20,981
Garmin Limited «	77,200	3,147,444
GUD Holdings Limited	7,917	42,004
Haier Electronics Group Company	201,000	351,025
HAJIME Construction Company Limited «	2,500	142,966
Harman International Industries Incorporated	149,570	9,575,471
Haseko Corporation †	284,500	329,924
Husqvarna AB Class A	1	6
Husqvarna AB Class B	37,065	233,311
Jarden Corporation †	69,650	2,991,468
JM AB	8,886	228,660
JVC Kenwood Holdings Incorporated	26,300	53,551
Leggett & Platt Incorporated	91,719	2,652,513
Lennar Corporation Class A «	106,200	3,378,222
LG Electronics Incorporated	25,457	1,650,729
Matsushita Electric Industrial Company Limited †	438,610	3,951,533
MDC Holdings Incorporated	77,500	2,156,825
Mohawk Industries Incorporated †	42,000	4,934,580
Newell Rubbermaid Incorporated	185,119	4,683,511
Nexity SA	1,566	57,720
Nobia AB	5,775	45,312
NVR Incorporated †	3,234	2,767,690
Panahome Corporation	18,000	108,708
Peace Mark Holdings Limited †(a)	10,000	0
Persimmon plc	31,295	533,394
Pioneer Corporation †	54,900	85,887
Redrow plc †	3,458	12,083
Rinnai Corporation	7,000	487,539
Sangetsu Company Limited	6,500	164,954
SEB SA	3,036	235,202

8	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Shares	Value

Household Durables (continued)
Sekisui Chemical Company Limited	94,000	$859,902
Sekisui House Limited	116,000	1,394,813
Sharp Corporation †«	203,000	785,809
Skyworth Digital Technology Company Limited	5,350	2,891
Sony Corporation	191,094	3,803,327
Steinhoff International Holdings Limited	370,027	1,057,238
Sumitomo Foresting Company Limited	31,600	299,613
Takamatsu Corporation	3,600	56,755
Tatung Company Limited †	394,770	95,139
Taylor Woodrow plc	300,372	463,112
Techtronic Industries Company Limited	263,500	643,327
Tempur-Pedic International Incorporated †	132,800	5,114,128
TOA Corporation	6,000	40,631
TOKEN Corporation	1,340	68,148
Tomtom NV †	4,700	28,767
Videocon Industries Limited †	16,162	42,056
Welling Holding Limited	102,800	21,400
Whirlpool Corporation	50,800	6,535,420
Woongjin Coway Company Limited	13,020	685,909

		73,676,150

Internet & Catalog Retail: 0.88%
Amazon.com Incorporated †	84,727	23,806,592
Askul Corporation	2,300	44,777
ASOS plc †	7,672	564,601
Belluna Company Limited	3,000	28,189
CDON Group †	6,172	18,905
CJ O Shopping Company Limited	949	284,417
Expedia Incorporated	64,254	3,004,517
Home Retail Group plc	62,866	138,703
HSN Incorporated	72,487	3,904,150
Hyundai Home Shopping Network	1,833	270,127
Liberty Ventures Series A †	80,950	6,932,558
N Brown Group plc	13,911	116,517
Netflix Incorporated †	38,726	10,994,699
Nissen Company Limited	2,200	7,192
priceline.com Incorporated †	11,996	11,258,606
Rakuten Incorporated	138,100	1,692,025
Senshukai Company Limited	7,500	64,334
Shutterfly Incorporated †	75,300	3,912,588
Start Today Company Limited	12,500	279,108
TripAdvisor Incorporated †	79,262	5,863,010
Wotif.com Holdings Limited	18,653	76,166

		73,261,781

Leisure Equipment & Products: 0.29%
Ability Enterprise Company Limited	40,000	29,362
Altek Corporation	88,623	48,918
Amer Sports Oyj	13,925	276,023

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	9

Security name	Shares	Value

Leisure Equipment & Products (contined)
Aruze Corporation	4,400	$83,656
Asia Optical Company Incorporated †	14,239	13,667
Beneteau SA †	1,319	16,536
Fields Corporation	2,900	44,106
Giant Manufacturing Company Limited	62,687	420,120
Hasbro Incorporated	73,221	3,337,413
Heiwa Corporation	9,000	151,223
Mars Engineering Corporation	1,800	32,430
Mattel Incorporated	221,595	8,974,598
Merida Industry Limited	45,000	293,524
Mizuno Corporation	17,000	103,419
Namco Bandai Holdings Incorporated	41,200	655,360
Nidec Copal Corporation	2,800	25,396
Nikon Corporation	73,200	1,229,939
Polaris Industries Incorporated	45,856	5,007,934
Roland Corporation	800	7,189
Sankyo Company Limited	10,300	477,943
Sega Sammy Holdings Incorporated	38,000	904,422
Shimano Incorporated	16,400	1,356,897
Tamron Company Limited	4,000	77,365
Tomy Company Limited	14,100	65,563
Yamaha Corporation	36,000	451,727
Young Optics Incorporated	14,000	31,772

		24,116,502

Media: 2.04%
Agora SA †	5,097	13,010
Aimia Incorporated	16,463	250,391
Amalgamated Holdings Limited	22,965	163,805
AMC Networks Incorporated †	43,071	2,669,541
Antena 3 de Television SA	1,425	13,919
APN News & Media Limited	45,589	14,122
Arbitron Incorporated	51,600	2,428,296
Arnoldo Mondadori Editore SpA †	1,753	2,228
Asatsu-DK Incorporated	5,100	120,543
Avex Group Holdings Incorporated	7,200	202,425
Axel Springer AG	4,131	205,774
BEC World PCL	121,700	206,047
British Sky Broadcasting plc	92,582	1,203,846
Cablevision Systems Corporation New York Group Class A	138,800	2,460,924
Charter Communication Incorporated †	45,317	5,502,390
Cheil Worldwide Incorporated †	21,540	459,992
Cineplex Incorporated «	8,140	302,323
CJ E&M Corporation †	6,785	232,119
Cogeco Cable Incorporated	1,258	57,758
Comcast Corporation Class A	294,100	12,378,669
Corus Entertainment Incorporated Class B «	12,391	297,040
CyberAgent Incorporated	91	232,859
Cyfrowy Polsat SA †	44,163	274,373

10	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Shares	Value

Media (continued)
Daiichikosho Company Limited	8,500	$228,485
Daily Mail & General Trust plc	23,399	286,291
Debenhams plc	147,783	245,509
Dentsu Incorporated	40,100	1,330,673
DIRECTV Group Incorporated †	130,011	7,564,040
Discovery Communications Incorporated Class A †	60,402	4,681,759
Discovery Communications Incorporated Class C †	3,073	218,705
DISH Network Corporation	24,400	1,097,024
Eniro AB †	5,208	14,294
eSun Holdings Limited †	3,000	408
Eutelsat Communications SA	13,912	416,066
Fairfax Media Limited «	382,378	181,280
Fuji Television Network Incorporated	89	163,497
Gannett Company Incorporated	146,818	3,536,846
Gestevision Telecinco SA †	15,943	155,544
GFK SE	2,287	125,786
Grupo Televisa SA	454,502	2,279,824
Hakuhodo DY Holdings Incorporated	5,620	381,267
Havas SA	33,703	244,642
Informa plc	60,450	476,470
Interpublic Group of Companies Incorporated	274,883	4,321,161
Ipsos	1,688	64,810
ITV plc	319,668	815,515
JC Decaux SA	5,375	180,208
Kabel Deutschland Holding AG	8,320	945,057
Kadokawa Group Holdings Incorporated	4,200	141,012
Lagardere SCA	10,820	329,743
Lamar Advertising Company Class A †	41,138	1,730,676
Liberty Global plc Class A †	89,111	6,922,122
Liberty Global plc Class C †	4,626	340,125
Liberty Media Corporation †	77,215	10,538,303
Live Nation Incorporated †	336,155	5,667,573
M6 Metropole Television SA	5,835	111,667
Madison Square Garden Incorporated Class A †	46,000	2,677,200
Mediaset SpA †	67,736	277,908
Meredith Corporation	82,700	3,556,927
Modern Times Group Class B	4,115	185,962
Morningstar Incorporated	17,804	1,336,902
Naspers Limited	100,178	8,252,016
New York Times Company Class A †	279,368	3,114,953
News Corporation Class A †	60,626	951,828
Nippon Television Network Corporation	10,000	175,111
Omnicom Group Incorporated	31,200	1,892,280
PagesJaunes SA †	5,117	11,438
Pearson plc	78,175	1,539,667
ProSiebenSat.1 Media AG	8,128	344,283
PT Bhakti Investama Tbk	5,200,153	163,633
PT Media Nusantara Citra Tbk †	1,052,000	282,868
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	7,553	41,557

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	11

Security name	Shares	Value

Media (continued)
Publicis Groupe	16,245	$1,208,225
Quebecor Incorporated	6,882	147,467
REA Group Limited	14,191	455,786
Reed Elsevier NV - Netherlands Exchange «	65,450	1,181,629
Reed Elsevier plc - United Kingdom Exchange	118,539	1,453,597
Regal Entertainment Group Class A «	180,493	3,229,020
Rightmove plc	11,307	407,471
RTL Group	1,962	189,165
Sanoma Oyj	9,062	65,775
Schibsted ASA	8,244	403,491
Scripps Networks Interactive Incorporated	61,864	4,548,860
Seat Pagine Gialle SpA †	259	1
SES SA	43,074	1,264,321
Shaw Communications Incorporated Class B «	37,500	903,589
Shochiku Company Limited	26,000	244,458
Singapore Press Holdings Limited «	289,000	889,483
Sirius XM Radio Incorporated	793,500	2,840,730
Sky Deutschland AG †	48,593	406,548
SKY Network Television Limited	62,990	273,964
Sky Perfect JSAT Holdings Incorporated	468	234,834
Societe Television Francaise 1 SA	10,997	146,426
Star Publications Limited	33,600	24,739
Starz Liberty Capital	80,340	2,005,286
Sun TV Network Limited	19,075	112,481
Technicolor †	23,402	111,476
Telenet Group Holding NV	5,930	285,947
Television Broadcasts Limited	55,000	359,397
Ten Network Holdings Limited †	257,639	69,940
Thomson Corporation «	34,752	1,138,934
Time Warner Incorporated	104,079	6,299,902
Toei Company Limited	16,000	97,563
Toho Company Limited Tokyo	28,300	559,350
Tokyo Broadcasting System Incorporated	5,700	70,071
Torstar Corporation	11,855	67,643
TV Asahi Corporation	3,800	80,172
TVN SA	35,817	132,930
Twenty-First Century Fox Incorporated	222,305	6,964,816
United Business Media Limited	19,504	208,877
Viacom Incorporated Class B	49,863	3,967,100
Vodone Limited	587,400	45,241
Walt Disney Company	201,108	12,233,400
West Australian Newspapers Holding Limited	144,989	301,315
Wolters Kluwer NV	33,251	785,067
WPP plc	120,952	2,240,700
Yellow Media Limited †	225	2,576
Zee Entertainment Enterprises Limited	102,539	358,624
Zenrin Company Limited	5,000	48,503

		169,300,199

12	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Shares	Value

Multiline Retail: 0.57%
Aeon Company Bhd	41,400	$181,493
Big Lots Incorporated †	115,437	4,088,779
Canadian Tire Corporation Limited	7,500	634,363
David Jones Limited «	84,094	210,279
Dillard’s Incorporated Class A	22,500	1,715,850
Dollar General Corporation †	70,100	3,783,297
Dollar Tree Incorporated †	154,284	8,130,767
Dollarama Incorporated	6,458	455,855
Don Quijote Company Limited	10,200	528,167
El Puerto De Liverpool SAB de CV	42,300	448,929
Far Eastern Department Stores Company Limited	176,647	180,692
Fuji Company Limited	5,100	86,650
Golden Eagle Retail Group Limited	128,000	177,154
H2O Retailing Corporation	28,000	234,274
Harvey Norman Holdings Limited «	97,512	259,801
Hyundai Department Store Company Limited	3,673	489,519
Intime Retail Group Company Limited	238,500	278,448
Isetan Mitsukoshi Holdings Limited	75,900	980,509
Izumi Company Limited	13,100	362,012
J.Front Retailing Company Limited	94,800	752,879
Kintetsu Corporation †	27,000	94,679
Kohl’s Corporation	130,700	6,706,217
Lifestyle International Holdings Limited	119,500	256,856
Lotte Shopping Company Limited	3,266	999,635
Macy’s Incorporated	47,412	2,106,515
Marks & Spencer Group plc	149,257	1,091,116
Marui Company Limited	48,100	447,041
Matsuya Company Limited †	9,600	109,904
Metro Holdings Limited	163,200	106,682
Myer Holdings Limited «	106,299	259,115
New World Department Store China Limited	150,000	79,116
Next plc	15,421	1,169,611
Pantaloon Retail India Limited	16,821	17,408
Parco Company Limited	6,400	61,300
Parkson Holdings Bhd	118,700	121,058
Parkson Retail Group Limited	251,000	98,622
Robinson Department Store PCL	106,500	152,190
Ryohin Keikaku Company Limited	4,800	420,559
SACI Falabella	208,125	2,059,428
Saks Incorporated †	232,692	3,706,784
Sears Canada Incorporated	655	7,276
Sears Holdings Corporation «	29,801	1,318,396
Shinsegae Company Limited	1,463	263,467
Stockmann Oyj ABP	1,375	23,909
Takashimaya Company Limited	60,000	524,606
The Daiei Incorporated †	2,400	8,200
Warehouse Group Limited	10,254	29,875
Woolworths Holdings Limited	144,711	959,003

		47,178,285

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	13

Security name	Shares	Value

Specialty Retail: 2.18%
ABC-Mart Incorporated	4,200	$175,391
Advance Auto Parts Incorporated	52,496	4,203,355
Aeropostale Incorporated †	171,800	1,396,734
Alpen Company Limited	2,900	55,341
American Eagle Outfitters Incorporated	112,502	1,627,904
AOKI Holdings Incorporated	3,300	94,788
Aoyama Trading Company Limited	10,700	263,352
AT Group Company Limited	5,000	84,120
Autobacs Seven Company Limited	16,500	234,519
AutoNation Incorporated †	30,700	1,434,918
AutoZone Incorporated †	9,000	3,779,460
Bed Bath & Beyond Incorporated †	50,900	3,753,366
Belle International Holdings Limited	1,042,000	1,433,189
Best Buy Company Incorporated	172,300	6,202,800
Best Denki Company Limited †	8,000	10,919
BIC Camera Incorporated «	221	95,830
Cabela’s Incorporated †	32,000	2,096,960
Carpetright plc †	2,534	25,194
Carphone Warehouse Group plc	20,849	76,332
Chico’s FAS Incorporated	364,195	5,681,442
Children’s Place Retail Stores Incorporated †	47,298	2,515,308
Chiyoda Company Limited	8,400	183,596
Chow Sang Sang Holdings International Limited	81,000	222,145
Chow Tai Fook Jewellery Company Limited	230,800	317,934
CST Brands Incorporated †	140,699	4,150,621
DCM Japan Holdings Company Limited	27,000	184,022
Delek Automotive Systems Limited	1,187	11,863
Dick’s Sporting Goods Incorporated	69,007	3,202,615
Dickson Concepts International Limited	37,670	21,102
DSG International plc †	298,153	190,665
DSW Incorporated Class A	71,300	6,138,217
Dufry Group Register Shares †	2,183	289,672
Edion Corporation	14,400	77,743
Esprit Holdings Limited	355,658	604,781
Express Incorporated †	199,100	4,179,109
Fast Retailing Company Limited	11,700	3,766,789
Fielmann AG	776	78,960
Foot Locker Incorporated	96,335	3,101,987
Foschini Limited	43,808	409,684
Fourlis Holdings SA †	1,820	5,495
Futures Lifestyle Fashions Limited †(a)	5,607	3,713
Gamestop Corporation Class A	76,300	3,831,023
Genesco Incorporated †	47,700	2,942,136
GEO Company Limited	102	90,490
Giordano International Limited	338,000	324,305
GNC Holdings Incorporated Class A	50,133	2,550,266
GOME Electrical Appliances Holding Limited †	2,195,000	225,789
Group 1 Automotive Incorporated	42,700	3,276,371
Groupe Fnac †	888	20,022
Grupo Elektra SA de CV	7,469	241,355

14	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Shares	Value

Specialty Retail (continued)
Guess? Incorporated	45,800	$1,396,900
Gulliver International Company Limited	5,600	29,930
Halfords Group	10,381	58,245
Hennes & Mauritz AB	89,703	3,291,660
Hikari Tsushin Incorporated	5,300	315,236
Home Depot Incorporated	163,130	12,151,554
Hotai Motor Company Limited	85,000	836,455
Industria de Diseno Textil SA	21,337	2,821,131
IT City Public Company Limited	172,900	15,362
JB Hi-Fi Limited	17,769	297,185
Joshin Denki Company Limited	10,000	77,542
Jumbo SA	8,759	92,570
K’s Holdings Corporation	9,400	285,596
Keiyo Company Limited «	9,500	45,367
Kesa Electricals plc	21,336	26,666
Kingfisher plc	235,574	1,405,779
KOHNAN SHOJI Company Limited	4,900	52,442
Komeri Company Limited	6,500	160,790
Lowe’s Companies Incorporated	124,800	5,718,336
Luk Fook Holdings International Limited	65,000	221,056
Mr Price Group Limited	44,003	535,620
NAFCO Company Limited	1,400	21,736
Nishimatsuya Chain Company Limited	8,400	66,330
Nitori Company Limited	8,350	745,118
O’Reilly Automotive Incorporated †	76,106	9,338,967
OSIM International Limited	55,515	86,556
Paris Miki Incorporated	3,500	16,876
PetSmart Incorporated	71,200	5,014,616
Point Incorporated	3,600	168,823
Pou Sheng International Holdings Limited †	282,000	13,603
Praktiker Bau Und Heimwerkermaerkte AG †	3,061	332
Premier Investments Limited	16,893	121,769
Reitman’s Canada Limited Class A	2,386	22,290
Rent-A-Center Incorporated	127,782	4,793,103
Right On Company Limited	1,000	9,408
RONA Incorporated	10,259	104,704
Ross Stores Incorporated	54,898	3,692,439
Sa Sa International Holdings Limited	182,000	194,531
Sally Beauty Holdings Incorporated †	109,800	2,869,074
Sanrio Company Limited	11,000	564,120
Shimachu Company Limited	9,900	240,530
Shimamura Company Limited	4,400	447,748
Signet Jewelers Limited - United Kingdom Exchange	1,261	84,541
Staples Incorporated	426,000	5,925,660
Super Cheap Auto Group Limited	25,109	272,618
T-Gaia Corporation	4,400	43,156
The Buckle Incorporated «	53,900	2,790,942
The Men’s Wearhouse Incorporated	105,042	3,954,831
Tiffany & Company	82,600	6,369,286
TJX Companies Incorporated	167,500	8,830,600
Tractor Supply Company	48,075	5,882,938

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	15

Security name	Shares	Value

Specialty Retail (continued)
Trinity Limited	202,000	$70,951
Truworths International Limited	104,568	833,702
Ulta Salon Cosmetics & Fragrance Incorporated †	42,500	4,217,700
United Arrows Limited	4,100	164,184
Urban Outfitters Incorporated †	75,913	3,183,032
USS Company Limited	5,220	651,257
Valora Holding AG	366	74,214
Vitamin Shoppe Incorporated †	59,700	2,514,564
WH Smith plc	12,180	159,962
Xebio Company Limited	4,100	92,133
Yamada Denki Company Limited	18,300	576,381
Zhongsheng Group Holdings Limited	140,000	184,870

		181,129,309

Textiles, Apparel & Luxury Goods: 1.16%
Adidas-Salomon AG	19,806	2,095,238
ANTA Sports Products Limited	127,000	163,700
ASICS Corporation	43,800	762,855
Atsugi Company Limited	31,000	32,356
Billabong International Limited †	56,684	21,442
Bosideng International Holdings Limited	500,000	101,794
Burberry Group plc	41,524	988,318
Carter’s Incorporated	38,200	2,813,048
China Dongxiang Group Company	272,000	44,044
China Hongxing Sports Limited †(a)	37,000	0
Christian Dior SA	4,809	823,994
Compagnie Financiere Richemont SA	49,685	4,716,558
Daidoh Limited	1,200	8,367
Deckers Outdoor Corporation †«	69,298	4,069,872
Descente Limited	9,000	62,731
Eclat Textile Company Limited	39,780	353,754
Fibrechem Technologies Limited †(a)	20,000	0
Formosa Taffeta Company Limited	209,000	190,719
Fossil Group Incorporated †	37,913	4,403,216
Geox SpA	950	2,412
Gildan Activewear Incorporated	10,931	480,287
Gunze Limited	36,000	89,486
Hanesbrands Incorporated	67,900	4,038,692
Hermes International	1,479	495,951
Hugo Boss AG	2,130	259,543
Iconix Brand Group Incorporated †	133,000	4,365,060
Jaybharat Textiles & Real Estate Limited †(a)	15,488	9,002
Kurabo Industries Limited	43,000	67,566
Li & Fung Limited	1,128,530	1,653,618
Li Ning Company Limited †«	79,500	59,592
LPP SA	207	501,480
lululemon athletica incorporated †«	9,595	679,710
Luxottica Group SpA	12,870	670,458
LVMH Moet Hennessy Louis Vuitton SA	26,096	4,572,091

16	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Michael Kors Holdings Limited †	121,468	$8,999,564
Ng2 SA	3,479	105,494
Nike Incorporated Class B	168,500	10,585,170
Onward Kashiyama Company Limited	27,000	234,210
Pandora AS	4,743	170,754
Peak Sport Products Limited	198,000	47,084
Pinault-Printempts-Redoute SA	7,111	1,606,796
Ports Design Limited	33,000	21,466
Pou Chen Corporation	584,600	636,770
Prada SpA	47,800	468,955
Prime Success International Group Limited	130,000	83,145
Puma AG Rudolf Dassler Sport	229	65,138
PVH Corporation	55,845	7,190,044
Ralph Lauren Corporation	14,913	2,466,759
Ruentex Industries Limited	140,549	346,947
Sanyo Shokai Limited	23,000	57,688
Seiko Holdings Corporation Class C	23,000	90,982
Seiren Company Limited	20,900	129,327
Shenzhou International Group Holdings Limited	77,000	250,175
Stella International	100,000	245,021
Steven Madden Limited †	90,500	4,887,000
Swatch Group AG/The Bearer Shares	2,953	1,698,746
Swatch Group AG/The Regular Shares	4,901	490,496
Tainan Spinning Company Limited	347,632	168,879
Texwinca Holdings Limited	100,000	94,352
The Japan Wool Textile Company Limited	13,000	94,039
Titan Industries Limited	44,383	150,571
Tod’s SpA	810	144,824
TSI Holdings Company Limited	20,900	136,397
Under Armour Incorporated Class A †	53,596	3,893,213
Unitika Limited †	168,000	90,247
VF Corporation	20,429	3,824,513
Wacoal Corporation	26,000	260,522
Wolverine World Wide Incorporated	110,440	6,212,250
Xtep International Holdings Limited	154,500	75,272
Yue Yuen Industrial Holdings Limited	151,500	466,435

		96,086,199

Consumer Staples: 6.94%

Beverages: 1.36%
Anadolu Efes Biracilik Ve Malt Sanayii AS	41,874	483,521
Anheuser-Busch InBev NV	76,276	7,113,580
Anheuser-Busch InBev NV Strip VVPR †(a)	6,960	0
Arca Continental SAB de CV	178,900	1,148,570
Asahi Breweries Limited	92,000	2,276,192
Beam Incorporated	110,862	6,945,504
Britvic plc	18,843	167,446
Brown-Forman Corporation Class A	19,584	1,312,911
Brown-Forman Corporation Class B	104,521	7,001,862

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	17

Security name	Shares	Value

Beverages (continued)
C&C Group plc	39,716	$219,919
Carlsberg AS	10,130	981,817
Carlsberg Brewery Malaysia Bhd	27,300	107,452
Coca-Cola Amatil Limited	102,864	1,119,815
Coca-Cola Central Japan Company Limited	8,300	118,287
Coca-Cola Enterprises Incorporated	165,300	6,182,220
Coca-Cola Femsa SA	73,900	886,291
Coca-Cola HBC AG - London Exchange	17,518	484,585
Coca-Cola Icecek Uretim AS	15,881	371,325
Coca-Cola West Japan Company Limited	14,900	295,128
Companhia de Bebidas Das Americas	36,342	1,274,586
Compania Cervecerias Unidas SA	22,491	298,102
Cott Corporation	9,100	72,918
Davide Campari-Milano SpA	22,742	180,335
Diageo plc	238,300	7,303,029
Dr Pepper Snapple Group Incorporated	130,940	5,860,874
Fomento Economico Mexicano Sab de CV	457,000	4,308,681
Fraser & Neave Holdings	12,000	66,927
Guinness Anchor Bhd	33,500	177,394
Heineken Holding NV	9,870	595,826
Heineken NV «	20,410	1,401,799
Hey Song Corporation	99,000	100,486
Hite Jinro Company Limited	6,516	147,387
ITO EN Limited	11,400	256,128
Kirin Brewery Company Limited	184,000	2,515,632
Lotte Chilsung Beverage Company Limited	132	165,190
Molson Coors Brewing Company	104,972	5,121,584
Monster Beverage Corporation †	99,493	5,709,903
PepsiCo Incorporated	172,663	13,766,421
Pernod-Ricard SA	18,977	2,201,489
Remy Cointreau SA †	1,980	208,137
SABMiller plc	90,064	4,292,844
Sapporo Holdings Limited	76,000	271,846
Takara Holdings Incorporated	39,000	295,291
Thai Beverage PCL	2,160,000	803,000
The Coca-Cola Company	427,766	16,332,106
Treasury Wine Estates Limited	132,371	557,594
Tsingtao Brewery Company Limited	70,000	516,951
United Spirits Limited	20,845	693,540
Yomeishu Seizo Company Limited	4,000	32,799

		112,745,224

Food & Staples Retailing: 1.68%
Aeon Company Limited «	143,400	1,953,903
Ain Pharmaciez Incorporated	4,400	182,981
Alimentation Couche Tard Incorporated	13,243	763,676
ARCS Company Limited	9,300	168,936
Axfood AB	1,584	70,573
Big C Supercenter PCL ADR	174,400	1,013,135

18	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Shares	Value

Food & Staples Retailing (continued)
Bim Birlesik Magazalar AS	46,738	$857,380
Booker Group plc	194,495	375,720
C.P. Seven Eleven PCL	830,800	845,253
Carrefour SA	60,951	1,908,386
Casey’s General Stores Incorporated	84,110	5,546,213
Casino Guichard Perrachon SA	5,420	513,005
Cawachi Limited	2,100	38,707
Cencosud SA	244,002	980,312
China Resources Enterprise Limited	266,000	756,578
Cocokara Fine Incorporated	7,400	216,860
Colruyt SA	6,243	345,604
Cosmos Pharmaceutical Corporation	1,800	223,341
Costco Wholesale Corporation	101,627	11,369,012
CVS Caremark Corporation	136,700	7,935,435
Dairy Farm International Holdings Limited	52,200	532,440
Delhaize Group SA	10,066	643,008
Distribuidora Internacional SA	61,010	482,256
E-MART Company Limited	4,953	917,346
Empire Company Limited	2,672	205,658
Eurocash SA	15,296	245,622
FamilyMart Company Limited	12,400	520,307
George Weston Limited	5,500	434,653
Greggs plc	7,664	49,467
Harris Teeter Supermarkets Incorporated	108,852	5,350,076
Heiwado Company Limited	8,100	121,275
Inageya Company Limited	5,500	55,064
Izumiya Company Limited	15,000	66,102
J Sainsbury plc	119,290	711,167
Jeronimo Martins SA	20,490	398,080
Kasumi Company Limited	10,000	62,103
Kato Sangyo Company Limited	5,600	111,068
Kesko Oyj Class A	1,500	47,163
Kesko Oyj Class B	7,559	227,749
Koninklijke Ahold NV	100,511	1,601,262
Kroger Company	62,200	2,276,520
Lawson Incorporated	13,100	983,821
Life Corporation	4,000	49,050
Loblaw Companies Limited	10,500	448,291
Magnit OJSC Sponsored GDR	68,877	3,819,608
Massmart Holdings Limited	23,414	358,697
Matsumotokiyoshi Holdings Company Limited	6,900	232,401
Metcash Limited	157,905	455,587
Metro AG	12,722	466,173
Metro Incorporated	9,679	619,721
Ministop Company Limited	2,800	42,255
OKUWA Company Limited	6,000	53,654
Olam International Limited «	271,718	304,754
Pick’n Pay Stores Limited	59,313	220,891
President Chain Store Corporation	126,032	877,693
Rallye SA	2,005	70,525

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	19

Security name	Shares	Value

Food & Staples Retailing (continued)
Rite Aid Corporation †	1,567,380	$5,423,135
Ryoshoku Limited	4,200	110,971
Safeway Incorporated	154,716	4,007,144
Seven & I Holdings Company Limited «	151,780	5,196,302
Shoppers Drug Mart Corporation	20,100	1,124,745
Shoprite Holdings Limited	81,698	1,279,079
Sligro Food Group NV	1,429	54,544
SPAR Group Limited	29,921	335,138
Sugi Pharmacy Company Limited	8,400	324,755
Sun Art Retail Group Limited	518,000	704,233
Sundrug Company Limited	6,600	306,163
Super-Sol Limited	1,882	7,462
Sysco Corporation	69,948	2,239,735
Tesco plc	770,024	4,376,007
The Fresh Market Incorporated †	90,109	4,398,220
The Jean Coutu Group PJC Incorporated	9,211	158,370
The Maruetsu Incorporated	2,000	6,196
Tsuruha Holdings Incorporated	3,300	297,368
United Natural Foods Incorporated †	108,479	6,577,082
UNY Company Limited	43,900	279,076
Valor Company Limited	9,100	131,237
Wal-Mart de Mexico SAB de CV	1,321,710	3,165,536
Wal-Mart Stores Incorporated	182,943	13,351,180
Walgreen Company	96,300	4,629,141
Welcia Holdings Company	1,800	89,128
Wesfarmers Limited	216,640	7,812,524
Whole Foods Market Incorporated	80,242	4,232,766
William Morrison Supermarkets plc	218,799	984,415
Woolworths Limited	230,279	7,294,382
Wumart Stores Incorporated	127,000	240,148
Yaoko Company Limited	2,300	82,105
Yokohama Reito Company	7,100	57,275

		139,402,079

Food Products: 2.05%
Ajinomoto Company Incorporated	130,000	1,662,584
Alicorp SA	148,947	505,858
Archer Daniels Midland Company	78,700	2,771,027
Ariake Japan Company Limited	5,600	125,449
Aryzta AG	9,603	612,905
Asiatic Development Bhd	46,000	132,738
Associated British Foods plc	34,117	976,045
Australian Agricultural Company Limited †	33,938	33,529
Barry Callebaut AG	233	219,240
BRF Brasil Foods SA	163,200	3,775,704
Bunge Limited	94,345	7,149,464
CALBEE Incorporated	3,400	331,150
Campbell Soup Company	119,300	5,151,374
Chaoda Modern Agriculture Limited †(a)	277,776	0

20	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Shares	Value

Food Products (continued)
Charoen Pokphand Food PCL	445,500	$321,081
China Agri-Industries Holdings Limited	522,700	244,646
China Fishery Group Limited	36,922	9,532
China Green Holdings Limited †	48,000	5,299
China Huiyuan Juice Group †	21,500	11,617
China Mengniu Dairy Company	323,000	1,364,453
CJ Cheiljedang Corporation	1,850	422,816
ConAgra Foods Incorporated	267,414	9,043,941
CSM NV	8,986	212,600
D.E Master Blenders 1753 NV †	55,441	905,662
Dairy Crest Group plc	6,886	53,846
Danone SA	57,912	4,312,147
Dydo Drinco Incorporated	1,900	71,176
East Asiatic Company Limited AS †	250	4,053
Ebro Puleva SA	6,042	131,129
Ezaki Glico Company Limited	29,000	256,647
Felda Global Ventures Holdings Bhd	469,000	623,953
Flowers Foods Incorporated	110,450	2,296,256
Fu Ji Food & Catering Services †	1,669	368
Fuji Oil Company Limited	13,300	233,209
Fujicco Company Limited	4,000	47,232
Fujiya Company limited	22,000	41,542
Futuris Corporation Limited †	36,531	3,214
General Mills Incorporated	72,000	3,551,040
Global Bio-Chem Technology Group Company Limited †	179,200	14,493
Golden Agri-Resources Limited	1,248,045	546,478
Goodman Fielder Limited †	268,842	176,211
GrainCorp Limited	43,413	479,090
Green Mountain Coffee Roasters Incorporated †«	85,292	7,361,553
Grupo Bimbo Sab de CV	544,700	1,585,464
Hain Celestial Group Incorporated †	104,033	8,507,819
Hokuto Corporation	5,200	90,906
House Foods Corporation	16,400	254,583
Indofood Agri Resources Limited	39,000	23,656
Indofood CBP Sukses Makmur Tbk	384,000	350,602
Ingredion Incorporated	49,705	3,128,433
IOI Corporation Bhd	654,346	1,075,196
Itoham Foods Incorporated	35,000	142,112
J-Oil Mills Incorporated	19,000	58,583
JBS SA	181,023	558,406
Kagome Company Limited	16,000	273,821
KAMEDA SEIKA Company Limited	2,900	89,960
Kellogg Company	29,800	1,809,158
Kerry Group plc Class A - Dublin Exchange	15,076	951,030
Khon Kaen Sugar Industry PCL	23,320	9,128
Kikkoman Corporation	40,000	679,484
Kraft Foods Group Incorporated	66,392	3,437,114
Kuala Lumpur Kepong Bhd	99,100	649,252
Kulim (Malaysia) Bhd	101,600	103,928
Lancaster Colony Corporation	38,069	2,808,350

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	21

Security name	Shares	Value

Food Products (continued)
Lindt & Spruengli AG	10	$462,661
Lindt & Spruengli AG - Participation Certificate	96	383,781
Lotte Confectionery Company Limited	228	310,177
Maple Leaf Foods Incorporated	14,491	189,169
Marine Harvest ASA	252,949	234,773
Marudai Food Company Limited	35,000	108,836
Maruha Nichiro Holdings Incorporated	87,000	162,087
McCormick & Company Incorporated	90,900	6,149,385
Mead Johnson Nutrition Company	50,020	3,753,001
Megmilk Snow Brand Company Limited	9,100	130,845
Meiji Holdings Company Limited	14,200	732,596
Meito Sangyo Company Limited	3,200	33,472
Mitsui Sugar Company Limited	17,000	53,979
Mondelez International Incorporated Class A	199,293	6,112,316
Morinaga & Company Limited	51,000	104,079
Morinaga Milk Industry Company Limited	43,000	127,439
Nakamuraya Company Limited	11,000	43,583
Nestle India Limited	4,820	357,229
Nestle Malaysia Bhd	10,000	205,425
Nestle SA	312,322	20,439,662
Nestle SA ADR	15	982
Nichirei Corporation	52,000	249,350
Nippon Beet Sugar Manufacturing Company Limited	24,000	41,945
Nippon Flour Mills Company Limited	38,000	184,796
Nippon Meat Packers Incorporated	39,000	545,365
Nippon Suisan Kaisha Limited †	41,400	84,280
Nisshin Seifun Group Incorporated	42,000	471,216
Nissin Food Products Company Limited	17,300	681,166
Nong Shim Company Limited	901	193,243
Nutreco NV	6,894	324,428
Orion Corporation	971	860,440
Orkla ASA	72,715	524,115
Osem Investment Limited	3,453	70,723
Peoples Food Holdings Limited	21,000	15,715
PP London Sumatra Indonesia Tbk	664,500	90,426
PPB Group Bhd	119,200	483,492
Premier Foods plc †	9,696	19,759
President Bakery Public Company Limited	30,500	40,506
PT Astra Agro Lestari Tbk	71,500	128,948
PT Charoen Pokphand Indonesia Tbk	1,636,000	503,494
PT Indofood Sukses Makmur Tbk	993,924	590,254
QP Corporation	24,000	361,709
Ridley Corporation Limited	11,389	8,160
Riken Vitamin Company Limited	2,000	49,661
Sakata Seed Corporation	5,700	75,207
Saputo Incorporated	12,604	559,540
Showa Sangyo Company Limited	27,000	79,353
Shree Renuka Sugars Limited	50,603	11,684
Smithfield Foods Incorporated †	80,276	2,691,654
Standard Foods Corporation	65,596	192,215

22	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Shares	Value

Food Products (continued)
Strauss Group Limited	1,291	$20,397
Suedzucker AG	5,793	187,041
Synear Food Holdings Limited †	16,000	2,322
Tata Tea Limited	45,086	94,585
Tate & Lyle plc	44,144	550,633
Thai Union Frozen Products PCL	37,044	50,635
The Hershey Company	37,200	3,420,540
The Nisshin Oillio Group Limited	21,000	72,331
Tiger Brands Limited	43,269	1,190,017
Tingyi Holding Corporation	430,000	1,062,453
Toyo Suisan Kaisha Limited	20,000	600,010
TreeHouse Foods Incorporated †	79,723	5,184,387
Tyson Foods Incorporated Class A	189,709	5,492,076
Uni-President China Holdings Limited	200,000	170,630
Uni-President Enterprises Corporation	996,244	1,809,924
Unilever NV	164,249	6,179,974
Unilever plc ADR	115,537	4,405,395
United Plantations Bhd	17,000	137,666
Universal Robina Corporation	238,100	637,557
Viscofan SA	4,011	209,236
Vitasoy International Holdings Limited	188,000	237,395
Want Want China Holdings Limited	1,601,000	2,367,063
Wei Chuan Food Corporation	140,000	266,384
Wilmar International Limited	474,930	1,170,391
Yakult Honsha Company Limited «	24,300	1,025,526
Yamazaki Baking Company Limited	34,000	363,849

		169,916,074

Household Products: 0.80%
Church & Dwight Company Incorporated	95,200	5,650,120
Clorox Company	90,700	7,500,890
Colgate-Palmolive Company	204,116	11,791,781
Henkel AG & Company KGaA	11,153	907,080
Hindustan Unilever Limited	249,278	2,383,994
Kimberly-Clark Corporation	42,916	4,011,788
Kimberly-Clark de Mexico SAB de CV	170,300	484,987
LG Household & Health Care Limited Class H	2,428	1,069,668
Lion Corporation	52,000	313,566
Pigeon Corporation	7,000	320,993
Procter & Gamble Company	306,082	23,840,727
PT Unilever Indonesia Tbk	256,000	728,546
PZ Cussons plc	28,166	175,032
Reckitt Benckiser Group plc	61,638	4,188,868
ST Corporation	700	7,108
Svenska Cellulosa AB Class A	7,500	183,558
Svenska Cellulosa AB Class B	56,712	1,384,975
Uni-Charm Corporation	28,200	1,457,601

		66,401,282

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	23

Security name	Shares	Value

Personal Products: 0.41%
Aderans Company Limited	2,700	$38,405
Amorepacific Corporation	663	537,543
Amorepacific Group	757	249,516
Atrium Innovations Incorporated †	734	11,512
Avon Products Incorporated	277,900	5,494,083
BaWang International Group Holding Limited †	82,000	4,953
Beiersdorf AG	10,132	872,953
Colgate-Palmolive Company India Limited	6,799	123,827
Dabur India Limited	131,061	323,536
Dr. Ci Labo Company Limited «	44	113,943
Emami Limited	9,988	61,907
Estee Lauder Companies Incorporated Class A	59,220	3,870,619
FANCL Corporation	7,300	91,457
Godrej Consumer Products Limited	26,964	330,571
Hengan International Group Company Limited	183,000	1,999,741
Kao Corporation	100,100	2,913,462
Kobayashi Pharmaceutical Company Limited	5,600	309,671
Kose Corporation	4,900	136,980
L’Oreal SA	23,650	3,948,432
Mandom Corporation	3,200	102,768
Marico Limited	70,088	225,476
Milbon Company Limited	1,700	65,727
Natura Cosmeticos SA	45,000	844,381
Noevir Holding Company	3,000	51,022
NU Skin Enterprises Incorporated Class A	115,500	9,668,505
Oriflame Cosmetics SA	2,947	86,251
Pola Orbis Holdings Incorporated	6,900	216,929
Shiseido Company Limited	76,900	1,215,366

		33,909,536

Tobacco: 0.64%
Altria Group Incorporated	224,380	7,601,994
British American Tobacco Malaysia Bhd	28,400	536,361
British American Tobacco plc	186,238	9,417,053
Eastern Company	2,662	35,820
Imperial Tobacco Group plc	94,358	3,119,865
ITC Limited	422,661	1,975,424
Japan Tobacco Incorporated	209,900	7,089,342
KT&G Corporation	30,094	1,965,767
Philip Morris International Incorporated	182,650	15,240,316
PT Gudang Garam Tbk	106,500	368,893
Reynolds American Incorporated	38,462	1,831,945
Souza Cruz SA	85,600	896,917
Swedish Match AB	21,840	762,302
Universal Corporation «	53,800	2,637,276

		53,479,275

24	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Shares	Value

Energy: 7.59%

Energy Equipment & Services: 1.65%
Aban Offshore Limited	2,949	$9,481
Aker Solutions ASA	17,388	263,570
AMEC plc	31,672	510,319
Atwood Oceanics Incorporated †	126,000	7,015,680
Baker Hughes Incorporated	53,900	2,505,811
Bourbon SA «	4,428	115,851
Bumi Armada Bhd	170,300	202,198
BW Offshore Limited	23,262	27,579
Calfrac Well Services Limited	1,959	61,078
Cameron International Corporation †	61,238	3,477,706
Carbo Ceramics Incorporated «	39,100	3,190,169
CGG SP ADR	689	16,316
China Oilfield Services Limited Class H	362,000	928,956
Compagnie Generale de Geophysique Veritas †	16,437	389,913
Core Laboratories NV	31,684	4,800,443
Dresser-Rand Group Incorporated †	52,441	3,195,755
Dril-Quip Incorporated †	80,410	8,202,624
Enerflex Limited	4,043	54,237
Ensco plc Class A	57,607	3,200,645
Ensign Energy Services Incorporated	11,978	199,918
Exterran Holdings Incorporated †	144,600	3,966,378
Ezra Holdings Limited	125,000	81,088
FMC Technologies Incorporated †	163,404	8,763,357
Fred Olsen Energy ASA	4,001	185,078
Fugro NV	7,087	435,459
Halliburton Company	1	48
Helix Energy Solutions Group Incorporated †	216,195	5,411,361
Helmerich & Payne Incorporated	68,300	4,305,632
Hunting plc	13,249	168,265
John Wood Group plc	30,475	380,502
KNM Group Bhd †	133,912	16,480
Kvaerner ASA	10,061	15,885
McDermott International Incorporated †	551,600	4,137,000
Modec Incorporated	3,100	87,673
Mullen Group Limited	6,400	153,423
Nabors Industries Limited	189,000	2,910,600
National Oilwell Varco Incorporated	99,500	7,392,850
Oceaneering International Incorporated	77,668	6,025,483
Oil States International Incorporated †	35,300	3,149,466
Pason Systems Incorporated	10,745	218,613
Patterson-UTI Energy Incorporated	105,679	2,070,252
Petrofac Limited	25,283	542,699
Petroleum Geo-Services ASA	19,980	255,716
Precision Drilling Corporation	20,412	200,961
Prosafe ASA	26,130	232,763
Saipem SpA	23,203	516,503
Sapurakencana Petroleum Bhd †	640,922	699,086
Savanna Energy Services Corporation	11,539	84,683

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	25

Security name	Shares	Value

Energy Equipment & Services (continued)
SBM Offshore NV †	17,972	$353,033
Schlumberger Limited	309,405	25,043,241
Schoeller-Bleckmann Oilfield Equipment AG	1,839	194,306
Seadrill Limited	33,756	1,552,736
Shawcor Limited Class A	4,528	179,822
Shinko Plantech Company Limited	7,600	60,789
Subsea 7 SA	26,952	552,307
Technip SA	10,276	1,194,669
Tecnicas Reunidas SA	2,168	94,630
Tenaris SA	45,222	1,001,730
TGS Nopec Geophysical Company ASA	10,707	315,112
Tidewater Incorporated	35,240	1,901,550
TMK GDR Register Shares	5,618	72,304
Toyo Kanetsu K. K.	23,000	61,037
Trican Well Service Limited	16,245	228,414
Trinidad Drilling Limited	7,400	63,792
Unit Corporation †	101,900	4,692,495
Weatherford International Limited †	527,639	7,867,097
WorleyParsons Limited	36,573	712,498

		136,917,115

Oil, Gas & Consumable Fuels: 5.94%
Advantage Oil & Gas Limited †	8,522	30,988
AET&D Holdings No. 1 Limited †(a)	20,314	0
Afren plc †	100,824	217,541
Alliance Oil Company Limited †	11,923	85,487
Altagas Limited	11,048	376,868
Anadarko Petroleum Corporation	116,700	10,668,714
AOC Holdings Incorporated	9,300	29,491
Apache Corporation	43,800	3,752,784
Aquila Resources Limited †	23,944	43,657
ARC Resources Limited «	29,540	707,300
Arch Coal Incorporated «	478,500	2,138,895
Asian Insulators PCL	395,800	159,845
Athabasca Oil Corporation †	28,194	201,825
Aurora Oil & Gas Limited †	85,102	248,414
Australian Worldwide Exploration Limited †	77,909	89,995
Bankers Petroleum Limited †	23,555	79,389
Banpu PCL	14,200	121,752
Bayan Resources Group †	170,500	115,540
Baytex Energy Corporation «	11,349	448,767
Beach Petroleum Limited	237,381	292,749
Berry Petroleum Company Class A	102,800	4,230,220
BG Group plc	325,321	6,190,245
Bharat Petroleum Corporation Limited	36,149	149,464
Birchcliff Energy Limited †	4,522	30,482
Blackpearl Resources Incorporated †	33,021	64,581
Bonavista Energy Corporation «	16,745	206,828
BP plc	1,823,003	12,605,733
Brightoil Petroleum Holdings Limited †	514,000	86,633

26	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Cabot Oil & Gas Corporation	290,524	$11,368,204
Cairn Energy plc †	48,348	204,268
Caltex Australia Limited	22,940	385,191
Cameco Corporation	37,200	708,117
Canadian Natural Resources Limited	103,154	3,147,602
Canadian Oil Sands Limited	45,830	879,355
Cenovus Energy Incorporated	72,271	2,070,767
Cheniere Energy Incorporated †	173,300	4,850,667
Chesapeake Energy Corporation	57,932	1,495,225
Chevron Corporation	216,523	26,075,865
China Coal Energy Company	929,962	546,087
China Petroleum & Chemical Corporation	6,023,600	4,337,473
China Shenhua Energy Company Limited	802,500	2,485,599
Cimarex Energy Company	55,500	4,651,455
CNOOC Limited	3,795,000	7,503,822
CNPC (Hong Kong) Limited	780,000	1,132,247
Coal India Limited	146,299	555,681
Coal of Africa Limited †	38,864	4,670
Cobalt International Energy Incorporated †	190,600	4,650,640
Concho Resources Incorporated †	71,428	6,893,516
Connacher Oil & Gas Limited †	22,597	4,613
ConocoPhillips Company	136,567	9,054,392
Continental Resources Incorporated †«	14,134	1,304,003
Corridor Resources Incorporated †	1,363	1,100
Cosan SA Industria Comercio Npv	23,400	407,792
Cosmo Oil Company Limited †	129,000	265,315
Crescent Point Energy Corporation «	36,103	1,316,887
Crew Energy Incorporated †	7,839	44,728
Dart Energy Limited †	34,277	3,023
Delek Group Limited	312	86,597
Denison Mines Corporation †	51,265	58,405
DNO ASA †	102,500	222,543
Dragon Oil plc	21,264	196,725
Ecopetrol SA Sponsored ADR «	41,000	1,831,060
Empresas Copec SA	115,354	1,541,821
Enbridge Incorporated	77,200	3,165,544
Encana Corporation	70,534	1,204,696
Energen Corporation	46,326	3,071,877
Energy Resources of Australia Limited †	13,099	15,926
Enerplus Corporation «	20,247	335,047
ENI SpA	247,150	5,629,526
ENI SpA ADR	4,276	194,472
EnQuest plc - Sweden Exchange †	15,154	29,154
EnQuest plc - United Kingdom Exchange †	56,296	108,674
EOG Resources Incorporated	63,348	9,948,803
EQT Corporation	103,700	8,889,164
ERG SpA	2,269	22,115
Essar Energy plc †	28,005	55,333
Essar Oil Limited †	68,274	59,387
Esso Thailand PCL	26,300	5,066

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	27

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Establissements Maurel et Prom	5,783	$95,315
EXCO Resources Incorporated «	333,100	2,424,968
Exxaro Resources Limited	30,766	486,211
Exxon Mobil Corporation	496,631	43,286,358
Formosa Petrochemical Corporation	366,590	927,506
Frontline Limited †«	6,300	15,501
Galp Energia SGPS SA	20,077	337,922
Gazprom ADR	1,577,489	12,393,038
Golar LNG Limited	2,733	102,713
Goodrich Petroleum Corporation †«	3,776	80,995
Gran Tierra Energy Incorporated †	23,505	160,672
Grupa Lotos SA †	10,126	119,434
GS Holdings Corporation	10,834	550,337
Gulf Keystone Petroleum Limited †«	88,919	241,440
Gulfport Energy Corporation †	151,500	8,938,500
Hellenic Petroleum SA	2,590	23,604
Heritage Oil plc †	26,070	70,366
Hess Corporation	35,500	2,657,175
Hidili Industry International Development Limited †	88,000	14,891
Hindustan Petroleum Corporation Limited	16,929	43,117
HollyFrontier Corporation	135,905	6,045,054
Husky Energy Incorporated «	26,600	752,063
Idemitsu Kosan Company Limited	5,400	447,753
Imperial Oil Limited	23,700	989,581
Indian Oil Corporation Limited	127,246	403,937
Inpex Holdings Incorporated	515	2,322,228
IRPC PCL	974,221	90,189
Itochu Enex Company Limited	6,000	29,839
Ivanhoe Energy Incorporated †	2,988	1,957
Japan Petroleum Exploration Company	7,300	324,241
JX Holdings Incorporated	479,500	2,519,442
Karoon Gas Australia Limited †	31,102	147,589
Kelt Exploration Limited †	5,883	44,347
Keyera Corporation	7,024	384,309
Kodiak Oil & Gas Corporation †	584,100	5,835,159
Koninklijke Vopak NV	6,083	341,225
Lightstream Resources Limited «	12,979	89,090
Linc Energy Limited †	27,942	36,800
Long Run Exploration Limited †	449	1,897
Lukoil ADR	27,399	1,583,322
Lukoil ADR	110,894	6,425,832
Lundin Petroleum AB †	23,462	503,432
Mangalore Refinery & Petrochemicals Limited †	21,310	9,934
Marathon Oil Corporation	84,561	2,911,435
Marathon Petroleum Corporation	36,273	2,630,155
Maurel & Prom Nigeria	5,783	26,751
Meg Energy Corporation †	12,100	391,616
Mitsuuroko Holdings Company Limited	10,000	46,986
MOL Hungarian Oil & Gas plc	10,411	738,933
Mongolia Energy Company Limited †	277,000	9,064

28	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Motor Oil (Hellas) Corinth Refineries SA	5,016	$46,761
Murphy Oil Corporation	116,400	7,847,688
Neste Oil Oyj	15,503	284,322
New Hope Corporation Limited	33,755	128,847
New Zealand Oil & Gas Limited	20,687	13,669
Niko Resource Limited †	5,137	23,898
Nippon Gas Company Limited	8,800	90,299
Noble Energy Incorporated	83,594	5,135,179
Novatek Oao Sponsored GDR	6,672	724,138
Novatek Oao Sponsored GDR	27,002	3,234,568
NuVista Energy Limited †	3,905	27,509
Oasis Petroleum Incorporated †	49,000	1,920,800
Occidental Petroleum Corporation	187,562	16,544,844
OGX Petroleo e Gas Participacoes SA †	286,600	36,036
Oil & Natural Gas Corporation Limited	461,642	1,738,365
Oil India Limited	23,455	154,302
Oil Refineries Limited †	37,539	14,652
Oil Search Limited	215,126	1,600,704
OMV AG	14,891	687,236
Ophir Energy plc †	50,585	253,170
Origin Energy Limited	210,422	2,466,901
PA Resources AB †	284	448
Pacific Rubiales Energy Corporation	30,807	582,914
Paladin Energy Limited †	189,449	93,497
Paz Oil Company Limited †	173	26,570
Peabody Energy Corporation	173,000	2,975,600
Pembina Pipeline Corporation «	28,155	873,545
Pengrowth Energy Corporation «	42,515	234,916
Penn West Petroleum Limited «	42,170	475,629
Petrobank Energy & Resources Limited	6,135	2,475
Petrobras Energia SA	3,538	16,063
PetroChina Company Limited	4,982,000	5,422,472
Petroleo Brasileiro SA	791,345	5,296,750
Petrominerales Limited	3,768	23,074
Petronas Dagangan Bhd	54,000	457,021
Petronet LNG Limited	37,495	69,004
Peyto Exploration & Development Corporation «	13,213	360,651
Phillips 66	69,158	3,948,922
Pioneer Natural Resources Company	32,700	5,721,519
Polish Oil & Gas	349,279	668,168
Polski Koncern Naftowy Orlen SA «	69,716	969,354
Premier Oil plc	62,107	346,739
PT Adaro Energy Tbk	4,031,000	341,913
PT Bumi Resources Tbk †	4,613,358	172,207
PT Harum Energy Tbk	262,000	77,040
PT Indika Energy Tbk	202,500	9,611
PT Indo Tambangraya Megah Tbk	86,500	253,286
PT Tambang Batubara Bukit Asam Tbk	159,500	176,237
PTT Exploration & Production PCL ADR	297,271	1,537,609
PTT PCL - Foreign Exchange	193,700	1,967,689

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	29

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
QEP Resources Incorporated	115,000	$3,141,800
Questerre Energy Corporation †(a)	8,414	8,236
Range Resources Corporation	112,345	8,423,628
Reliance Industries Limited	351,702	4,536,505
Reliance Industries Limited GDR 144A	2,006	50,471
Repsol YPF SA	84,384	1,958,195
Roc Oil Company Limited †	8,115	3,883
Rosetta Resources Incorporated †	134,400	6,253,632
Rosneft OJSC GDR	492,009	3,639,194
Royal Dutch Shell plc Class A - Netherlands Exchange	94,472	3,056,061
Royal Dutch Shell plc Class A - United Kingdom Exchange	271,617	8,784,630
Royal Dutch Shell plc Class B	250,210	8,421,564
S-Oil Corporation	8,742	601,643
SandRidge Energy Incorporated †«	255,550	1,316,083
Santonia Energy Incorporated †	1,661	2,429
Santos Limited	175,054	2,312,306
Saras SpA †	12,269	14,788
Sasol Limited	123,860	5,799,347
Shell Refining Company Bhd (Malaysia)	14,200	34,843
Showa Shell Sekiyu KK	37,700	372,646
Silverwillow Energy Corporation †	1,901	722
Sinanen Company Limited	9,000	32,763
SK Energy Company Limited	12,858	1,609,454
SM Energy Company	45,700	3,122,224
SOCO International plc †	30,069	185,541
Southwestern Energy Company †	86,713	3,312,437
Spectra Energy Corporation	79,812	2,642,575
Spyglass Resources Corporation	2,042	3,354
Statoil ASA	99,008	2,172,166
Storm Resources Limited †	281	920
Suncor Energy Incorporated	144,787	4,879,843
Surgutneftegas SP ADR	257,109	2,002,619
Talisman Energy Incorporated	97,600	1,042,438
Tatneft ADR	15,590	590,361
Tatneft Sponsored ADR	63,100	2,391,490
Teekay Corporation	74,446	2,974,118
Tesoro Corporation	90,900	4,189,581
Thai Oil PCL	104,800	177,434
The Great Eastern Shipping Company Limited	13,632	52,110
The Williams Companies Incorporated	81,400	2,949,936
Tonengeneral Sekiyu KK	53,000	480,270
Total SA	226,574	12,546,741
Tourmaline Oil Corporation †	13,078	505,340
TransCanada Corporation «	66,600	2,902,882
Transglobe Energy Corporation †	11,093	77,197
Tullow Oil plc	85,595	1,336,762
Tupras Turkiye Petrol Rafinerileri AS	26,905	514,425
Ultrapar Participacoes SA	93,400	2,031,669
United Energy Group Limited †	1,044,000	156,174
Uranium One Incorporated †	49,462	130,077

30	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Valero Energy Corporation	66,951	$2,378,769
Veresen Incorporated «	17,802	202,983
Vermilion Energy Incorporated «	9,494	510,078
Washington H. Soul Pattinson & Company Limited	25,619	312,282
Western Refining Incorporated	41,800	1,225,994
White Energy Company Limited †«	56,094	9,449
Whitehaven Coal Limited «	113,230	198,957
Woodside Petroleum Limited	118,676	4,016,364
World Fuel Services Corporation	159,782	6,095,683
WPX Energy Incorporated †	140,912	2,629,418
Yanchang Petroleum International Limited †	280,000	14,082
Yanzhou Coal Mining Company Limited «	442,000	393,120

		493,256,146

Financials: 20.79%

Capital Markets: 1.54%
3I Group plc	93,011	516,933
Aberdeen Asset Management plc	107,379	586,771
Affiliated Managers Group Incorporated †	36,386	6,342,808
AGF Management Limited	6,067	73,728
Allied Properties (Hong Kong) Limited	297,208	41,277
Ameriprise Financial Incorporated	24,304	2,093,790
Apollo Investment Corporation	1	8
Ashmore Group plc	39,880	206,362
Asia Plus Securities PCL	636,000	70,733
Azimut Holding SpA	9,036	193,892
Bank of New York Mellon Corporation	129,656	3,855,969
BinckBank NV	15,559	135,765
BlackRock Incorporated	29,074	7,568,544
Brewin Dolphin Holding plc	23,817	97,159
Canaccord Financial Incorporated	5,064	30,145
Capital Securities Corporation	362,713	118,840
Charles Schwab Corporation	131,800	2,751,984
China Everbright Limited	182,000	244,068
CI Financial Corporation	14,903	453,471
CITIC Securities Company Limited	182,000	352,874
Close Brothers Group plc	13,950	224,206
Credit Suisse Group AG	132,898	3,830,707
Daewoo Securities Company Limited	41,552	346,899
Daiwa Securities Group Incorporated	336,000	2,687,954
Deutsche Bank AG	98,743	4,286,510
Dundee Corporation Class A	3,983	74,948
E*TRADE Financial Corporation †	184,000	2,583,360
Eaton Vance Corporation	77,900	3,003,045
EFG International	1,432	19,672
Egyptian Financial Group-Hermes Holding Company †	44,708	51,687
Federated Investors Incorporated Class B «	68,114	1,849,976
Financiere de Tubize	2,881	139,569
Franklin Resources Incorporated	96,520	4,455,363

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	31

Security name	Shares	Value

Capital Markets (continued)
Fuhwa Financial Holdings Company Limited	2,267,763	$1,130,671
GAM Holding AG	21,185	373,311
GCA Savvian Group Corporation	3,700	27,858
GIMV NV	1,389	66,380
GMP Capital Incorporated	3,500	19,040
Goldman Sachs Group Incorporated	48,143	7,323,995
Greenhill & Company Incorporated	52,424	2,484,373
Guoco Group Limited	14,000	164,943
Haitong Securities Company Limited	317,600	457,814
Hargreaves Lansdown plc	24,237	375,414
Henderson Group plc	106,112	271,464
Hyundai Securities Company	21,587	110,119
ICAP plc	54,134	308,292
Ichiyoshi Securities Company Limited	7,400	89,325
IGM Financial Incorporated «	10,400	466,632
Intermediate Capital Group plc	41,679	282,766
Invesco Limited	285,262	8,660,554
Investec Limited	52,895	342,135
Investec plc	47,156	300,568
IOOF Holdings Limited	40,299	303,199
Iwai Securities Company Limited	1,000	11,491
JAFCO Company Limited	6,600	251,969
Janus Capital Group Incorporated «	429,596	3,591,423
Julius Baer Group Limited	19,658	865,548
Jupiter Fund Management plc	46,400	239,449
Kabu.com Securities Company Limited	9,400	41,700
KGI Securities (Thailand) PCL	848,000	67,966
Korea Investment Holdings Company Limited	9,034	317,536
Legg Mason Incorporated	71,500	2,325,180
Macquarie Group Limited	64,424	2,496,761
Man Group plc	173,995	219,819
Marusan Securities Company Limited	10,500	62,897
Masterlink Securities Corporation	131,000	40,433
Matsui Securities Company Limited	20,600	173,493
Mediobanca SpA	44,444	275,946
Mirae Asset Securities Company Limited	5,554	158,639
Mito Securities Company Limited	3,000	12,829
MLP AG	1,057	6,929
Monex Beans Holdings Incorporated	391	142,349
Morgan Stanley	153,252	3,947,772
Nomura Holdings Incorporated	696,400	4,801,549
Nomura Holdings Incorporated ADR «	30,500	210,755
Northern Trust Corporation	26,100	1,432,107
Okasan Holdings Incorporated	45,000	334,103
Partners Group Holding AG	1,488	381,115
Perpetual Trustees Australia Limited	6,997	237,907
Pioneers Holding †	11,002	6,142
Platinum Asset Management Limited	43,875	207,968
President Securities Corporation	352,468	198,537
Rathbone Brothers	6,015	145,042

32	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Shares	Value

Capital Markets (continued)
Ratos AB Class B	21,869	$190,721
Raymond James Financial Incorporated	72,607	3,037,151
Richemont SA †	1,457	26,786
Samsung Securities Company Limited	13,029	523,705
SBI Holdings Incorporated	42,516	439,206
Schroders plc	11,497	412,400
Schroders plc (Non-Voting)	4,395	126,326
SEI Investments Company	86,300	2,568,288
State Street Corporation	50,900	3,396,048
Stifel Financial Corporation †	130,152	5,208,683
T. Rowe Price Group Incorporated	60,400	4,236,456
TD Ameritrade Holding Corporation	147,800	3,794,026
Tokai Tokyo Securities Company Limited	52,000	354,823
Tong Yang Investment Bank	7,124	19,091
Tullett Prebon plc	11,401	60,411
UBS AG	344,847	6,662,994
UOB-Kay Hian Holdings Limited	49,000	64,707
Value Partners Group Limited	67,000	38,011
Verwaltungs-Und Privat-Bank AG	62	5,387
Virtus Investment Partners Incorporated †	1	174
Vontobel Holdings AG	3,142	116,139
Waterland Financial Holdings	665,469	213,175
Woori Investment & Securities Company Limited	32,427	315,404

		127,863,336

Commercial Banks: 7.86%
77 Bank Limited	73,000	328,223
Affin Holdings Bhd	72,100	88,783
Agricultural Bank of China Limited	5,647,000	2,413,758
Agricultural Bank of Greece †(a)	342	0
Akbank TAS	440,661	1,453,122
Allahabad Bank	22,824	22,730
Alpha Bank AE †	31,560	21,150
Andhra Bank	30,160	22,755
Aozora Bank Limited	218,000	625,621
Associated Banc-Corp	391,205	6,239,720
Asya Katilim Bankasi AS †	100,851	87,159
Australia & New Zealand Banking Group Limited	515,600	13,536,568
Axis Bank Limited	51,447	647,754
Banca Carige SpA †«	33,259	21,956
Banca Monte Dei Paschi di Siena SpA †«	607,309	175,125
Banca Piccolo Credito Valtellinese Scarl †	9,849	12,461
Banca Popolare dell’Emilia Romagna Scarl †	26,943	191,231
Banca Popolare Dell’Etruria e del Lazio †	258	210
Banca Popolare di Milano Scarl †«	484,767	243,938
Banca Popolare di Sondrio Scarl	24,645	135,321
Banco Bilbao Vizcaya Argentaria SA	532,815	5,091,837
Banco BPI SA †	13,638	16,698
Banco Bradesco SA	124,570	1,649,830
Banco Comercial Portugues SA †	1,245,192	157,876

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	33

Security name	Shares	Value

Commercial Banks (continued)
Banco Continental Peru	25,652	$56,619
Banco de Brasil SA	243,885	2,356,105
Banco de Chile	3,475,293	495,838
Banco de Credito del Peru	4,722	8,624
Banco de Credito e Inversiones	9,826	478,350
Banco de Sabade SA «	265,729	612,159
Banco Espirito Santo SA †	196,685	206,595
Banco Itau Holding Financeira SA	176,990	2,083,719
Banco Macro SA †	2,243	41,428
Banco Popolare SpA †	138,887	197,283
Banco Popular Espanol SA †	148,166	696,160
Banco Santander Brasil SA	213,914	1,222,904
Banco Santander Central Hispano SA	992,150	7,010,764
Banco Santander Central Hispano SA ADR «	84,996	604,322
Banco Santander Chile SA	13,980,264	774,018
BancorpSouth Incorporated	190,673	3,695,243
Bangkok Bank PCL	9,800	54,224
Bangkok Bank PCL	31,000	173,605
Bangkok Bank PCL (Non-Voting)	67,100	371,269
Bank BPH SA †	309	5,114
Bank Handlowy w Warszawie SA	8,631	273,523
Bank Hapoalim Limited	105,587	487,801
Bank Leumi Le - Israel Exchange †	148,085	484,563
Bank Millennium SA †	93,393	192,173
Bank of Ayudhya PCL	424,600	499,526
Bank of Baroda	16,312	113,877
Bank of China Limited	16,188,100	6,787,944
Bank of Communications Limited	1,901,350	1,250,871
Bank of Cyprus Public Company Limited †(a)	115,392	0
Bank of East Asia Limited	214,772	828,210
Bank of Greece	900	15,106
Bank of Hawaii Corporation	98,517	5,073,626
Bank of India	22,645	48,740
Bank of Ireland plc - Europe Exchange †	2,392,830	698,280
Bank of Kyoto Limited	72,000	588,152
Bank of Montreal «	62,035	3,893,605
Bank of Nova Scotia «	113,305	6,292,929
Bank of Queensland Limited	58,355	495,985
Bank of the Philippine Islands	314,811	648,296
Bank of the Ryukyus Limited	7,500	93,536
Bank of Yokohama Limited	259,000	1,354,273
Bank Pekao SA «	23,659	1,272,943
Bank Zachodni WBK SA	6,822	658,338
Bankia SA †	848	790
Bankinter SA	39,803	177,861
Banque Cantonale Vaudoise Waadtlaender Kantonalbank	244	130,793
Barclays Africa Group Limited «	66,323	883,574
Barclays plc	1,039,643	4,554,267
BBVA Banco Frances SA †	4,348	21,175
BDO Unibank Incorporated	350,788	580,027

34	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Shares	Value

Commercial Banks (continued)
Bendigo Bank Limited	77,727	$696,786
Berner Kantonalbank AG	648	165,752
BNP Paribas SA	98,106	6,150,914
BNP Paribas SA ADR «	1,680	52,685
BOC Hong Kong Holdings Limited	659,000	2,072,321
BOK Financial Corporation	19,862	1,272,956
Branch Banking & Trust Corporation	83,597	2,838,954
BRE Bank SA	3,102	424,715
BS Financial Group Incorporated	35,001	446,969
Bumiputra Commerce Holdings Bhd	518,100	1,145,979
Canadian Imperial Bank of Commerce «	38,100	2,975,511
Canadian Western Bank	8,239	233,567
Canara Bank	13,142	40,445
CapitalSource Incorporated	460,029	5,313,335
Cathay General Bancorp	168,009	3,699,558
Chang Hwa Commercial Bank	1,109,533	598,226
Chiba Bank Limited	168,000	1,144,721
China Banking Corporation	133,386	160,003
China CITIC Bank	1,786,000	849,754
China Construction Bank	19,871,990	14,495,335
China Development Financial Holding Corporation	3,636,338	992,146
China Merchants Bank Company Limited	923,358	1,593,598
China Minsheng Banking Corporation Limited	1,268,400	1,359,422
China Trust Financial Holding Company Limited	3,130,648	1,963,889
Chongqing Rural Commercial Bank	593,000	265,689
Chukyo Bank Limited	20,000	34,055
CIT Group Incorporated †	138,642	6,636,793
City National Corporation	30,600	2,003,382
Comerica Incorporated	124,709	5,093,116
Commerce Bancshares Incorporated	49,424	2,134,623
Commercial International Bank	103,757	524,640
Commerzbank AG †	79,746	927,148
Commonwealth Bank of Australia	302,662	19,525,930
CorpBanca NPV	35,444,248	336,903
Corporation Bank	14,460	54,661
Credicorp Limited	10,923	1,324,305
Credit Agricole d’Ile de France	154	13,515
Credit Agricole SA †	105,257	1,063,380
Credito Emiliano SpA	1,169	6,563
Criteria CaixaCorp SA	74,614	277,168
Cullen Frost Bankers Incorporated «	38,453	2,724,011
Dah Sing Banking Group Limited	32,948	46,714
Dah Sing Financial Holdings Limited	32,795	152,782
Danske Bank AS †	64,716	1,293,047
DBS Group Holdings Limited	318,516	3,934,138
Deutsche Postbank AG	1,255	55,569
Dexia †	39,586	1,570
DGB Financial Group Incorporated	28,214	393,557
DnB Nor ASA	85,061	1,318,607
E.SUN Financial Holding Company Limited	1,164,370	734,525

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	35

Security name	Shares	Value

Commercial Banks (continued)
East West Bancorp Incorporated	317,620	$9,284,033
EnTie Commercial Bank	238,977	113,024
Erste Bank Der Oesterreichischen Sparkassen AG	26,833	861,037
Far Eastern International Bank	562,435	227,381
Federal Bank Limited	22,890	88,752
FIBI Holdings Limited †	970	21,739
Fifth Third Bancorp	104,500	1,911,305
Finansbank AS Turkey †	32,073	40,451
First Financial Bankshares Incorporated «	68,600	3,944,500
First Financial Holding Company Limited	1,562,900	900,606
First Horizon National Corporation	562,712	6,223,595
First Niagara Financial Group Incorporated	227,045	2,293,155
First Republic Bank Corporation	49,389	2,186,945
FirstMerit Corporation	386,646	8,181,429
FNB Corporation PA	320,816	3,872,249
Fukuoka Financial Group Incorporated	173,000	735,658
Fulton Financial Corporation	435,640	5,266,888
Getin Holding SA	50,326	55,780
Getin Noble Bank SA †	246,433	157,867
Glacier Bancorp Incorporated	165,066	3,895,558
Grupo Financiero Banorte SAB de CV	409,000	2,518,407
Grupo Financiero Inbursa SA de CV	672,064	1,458,712
Grupo Financiero Santander SAB de CV	1,650,000	4,503,817
Gunma Bank Limited	92,000	493,389
Hana Financial Group Incorporated	62,324	1,955,776
Hancock Holding Company	198,032	6,366,729
Hang Seng Bank Limited	137,700	2,135,017
HDFC Bank Limited	245,309	2,206,187
HDFC Bank Limited ADR	4,473	129,628
Higashi-Nippon Bank Limited	24,000	50,899
Hokuhoku Financial Group Incorporated	305,000	564,365
Hong Leong Bank Bhd	97,760	419,079
Hong Leong Financial Group Bhd	68,900	303,743
HSBC Holdings plc	1,803,870	18,886,431
Hua Nan Financial Holdings Company Limited	1,584,970	860,680
Huntington Bancshares Incorporated	538,096	4,433,911
IBERIABANK Corporation	66,900	3,501,546
ICICI Bank Limited	117,408	1,428,566
ICICI Bank Limited ADR	4,228	110,013
Indian Bank	21,174	20,401
Indian Overseas Bank	27,110	16,234
Indusind Bank Limited	81,278	438,736
Industrial & Commercial Bank of China Limited Class H	19,834,442	12,969,852
Industrial Bank of Korea	44,220	448,132
Industrial Development Bank of India Limited	65,269	54,434
ING Bank Slaski SA †	7,363	241,936
International Bancshares Corporation	124,940	2,738,685
Intesa Sanpaolo RSP	86,693	141,135
Intesa Sanpaolo SpA	1,335,380	2,615,513
Israel Discount Bank Limited †	70,341	110,206

36	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Shares	Value

Commercial Banks (continued)
Itausa Investimentos Itau SA	47,019	$226,823
Joyo Bank Limited	145,000	744,923
Jyske Bank †	7,244	333,623
Kansai Urban Banking Corporation	76,000	78,565
Kasikornbank PCL	102,200	501,999
Kasikornbank PCL - Foreign Exchange	145,600	715,508
Kasikornbank PCL - Non-voting	16,600	81,538
KB Financial Group Incorporated	91,061	2,905,017
KBC Groep NV	24,231	1,064,137
KeyCorp	590,550	6,891,719
Kiatnakin Finance	6,000	7,363
King’s Town Bank	212,000	179,471
Kiyo Holdings	152,000	198,614
Komercni Banka AS	3,616	779,985
Krung Thai Bank PCL ADR	433,625	222,268
Laurentian Bank of Canada	1,861	78,323
Liechtenstein Landesbank	570	22,575
Liu Chong Hing Bank Limited	25,000	92,832
Lloyds TSB Group plc †	4,027,097	4,529,768
Lloyds TSB Group plc ADR †	3,708	16,612
M&T Bank Corporation «	78,621	8,910,904
Malayan Banking Bhd	585,110	1,778,880
Malaysian Plantations Bhd	96,700	148,518
MB Financial Incorporated	125,700	3,392,643
Mega Financial Holding Company Limited	2,048,131	1,557,489
Metropolitan Bank & Trust Company	248,660	452,658
Mitsubishi UFJ Financial Group Incorporated	2,600,970	15,157,945
Mitsubishi UFJ Financial Group Incorporated ADR	440	2,565
Miyazaki Bank Limited	34,000	98,222
Mizuho Financial Group Incorporated	4,419,500	8,957,868
National Australia Bank Limited	439,472	12,622,189
National Bank of Canada	15,300	1,185,158
National Bank of Greece SA †	5,946	23,798
National Bank of Greece SA ADR †	486	1,949
National Penn Bancshares Incorporated	256,156	2,571,806
Natixis	85,430	367,949
Nedbank Group Limited	43,668	799,613
Nishi-Nippon City Bank Limited	144,000	365,321
Nordea Bank AB	251,320	2,922,001
North Pacific Bank Limited	60,600	235,650
Old National Bancorp	232,721	3,057,954
Oriental Bank of Commerce	12,374	23,839
OTP Bank	46,916	871,551
Oversea-Chinese Banking Corporation Limited	472,346	3,651,927
Park National Corporation «	14,700	1,118,523
Piraeus Bank SA †	11,206	16,260
PKO Bank Polski SA †«	166,961	1,978,152
PNC Financial Services Group Incorporated	59,087	4,270,217
Popular Incorporated †	240,795	7,479,093
PrivateBancorp Incorporated	130,800	2,854,056

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	37

Security name	Shares	Value

Commercial Banks (continued)
Prosperity Bancshares Incorporated	109,700	$6,560,060
PT Bank Central Asia Tbk	3,048,500	2,518,151
PT Bank CIMB Niaga Tbk †	220,500	20,170
PT Bank Danamon Indonesia Tbk	786,234	290,921
PT Bank Mandiri Persero Tbk	2,096,712	1,359,028
PT Bank Negara Indonesia Persero Tbk	1,689,000	593,435
PT Bank Pan Indonesia Tbk †	506,500	28,210
PT Bank Rakyat Indonesia Tbk	2,401,500	1,446,287
Public Bank Bhd	237,265	1,231,214
Public Bank Bhd (Foreign Market)	2,600	13,573
Punjab National Bank Limited	17,505	113,974
Raiffeisen International Bank Holdings AG	2,580	88,514
Regions Financial Corporation	906,800	8,523,920
Resona Holdings Incorporated	372,100	1,765,643
RHB Capital Bhd	191,959	436,686
Royal Bank of Canada «	137,500	8,472,183
Royal Bank of Scotland Group plc †	186,195	961,890
Sberbank of Russia Sponsored ADR	555,515	5,855,924
Sberbank Sponsored ADR	137,254	1,454,508
Senshu Ikeda Holdings Incorporated	45,180	218,047
Seven Bank Limited	134,000	436,769
Shiga Bank	52,000	274,984
Shimizu Bank Limited	1,000	26,612
Shinhan Financial Group Company Limited	111,769	4,062,036
Shinsei Bank Limited	418,000	817,701
Shizuoka Bank Limited	128,000	1,350,994
Siam Commercial Bank PCL Foreign Exchange	345,600	1,444,026
Signature Bank †	104,000	9,122,880
Sinopac Financial Holdings Company Limited	1,751,667	777,627
Skandinaviska Enskilda Banken AB Class A	159,842	1,639,908
Sociedad Matriz Banco de Chile Class B	1,087,348	374,845
Societe Generale SA	75,627	3,311,960
St. Galler Kantonalbank	210	82,532
Standard Bank Group Limited	292,332	3,253,272
Standard Chartered plc	186,548	4,168,741
State Bank of India Limited	26,808	616,025
State Bank of India Limited GDR 144A	1,788	81,890
Sumitomo Mitsui Financial Group Incorporated	259,784	11,419,025
Sumitomo Mitsui Financial Group Incorporated ADR	494	4,372
Sumitomo Mitsui Trust Holdings Incorporated	702,000	3,031,639
SunTrust Banks Incorporated	65,000	2,081,300
Suruga Bank Limited	44,000	688,305
Susquehanna Bancshares Incorporated	409,815	5,167,767
SVB Financial Group †	99,166	8,210,945
Svenska Handelsbanken AB	46,888	2,011,286
Swedbank AB	92,146	2,084,167
Sydbank AG †	8,747	210,903
Syndicate Bank	18,615	18,081
Synovus Financial Corporation	1,968,117	6,278,293
Ta Chong Bank Limited †	345,758	108,895

38	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Shares	Value

Commercial Banks (continued)
Taishin Financial Holdings Company Limited	1,780,223	$763,986
Taiwan Business Bank †	755,051	217,273
Taiwan Cooperative Financial Holdings	1,137,168	606,126
TCF Financial Corporation	382,098	5,368,477
Texas Capital Bancshares Incorporated †	80,800	3,561,664
Thanachart Capital PCL	15,516	15,545
The Aichi Bank Limited - Tokai	1,900	82,106
The Akita Bank Limited - Akita	37,000	98,477
The Aomori Bank Limited	40,000	101,888
The Awa Bank Limited	49,000	244,857
The Bank of Iwate Limited	3,600	153,259
The Bank of Nagoya Limited	35,000	119,407
The Bank of Okinawa Limited	4,000	155,814
The Bank of Saga Limited	25,000	49,959
The Chiba Kogyo Bank Limited †	4,700	31,565
The Chugoku Bank Limited	38,000	507,553
The Daisan Bank Limited	49,000	77,982
The Daishi Bank Limited	76,000	244,777
The Ehime Bank Limited	27,000	62,153
The Eighteenth Bank Limited	34,000	76,428
The Fukui Bank Limited	32,000	66,804
The Hachijuni Bank Limited	99,000	554,403
The Higo Bank Limited	41,000	218,574
The Hiroshima Bank Limited	120,000	478,206
The Hokkoku Bank Limited	58,000	194,501
The Hokuetsu Bank Limited	48,000	95,194
The Hyakugo Bank Limited	49,000	187,611
The Hyakujushi Bank Limited	60,000	224,615
The Iyo Bank Limited	62,000	617,731
The Juroku Bank Limited	69,000	249,515
The Kagoshima Bank Limited	37,000	228,582
The Kanto Tsukuba Bank Limited	15,600	51,325
The Keiyo Bank Limited	55,000	281,252
The Michinoku Bank Limited	27,000	52,257
The Mie Bank Limited	22,000	43,265
The Minato Bank Limited	35,000	56,834
The Musashino Bank Limited	6,600	217,466
The Nanto Bank Limited	51,000	189,219
The Ogaki Kyoritsu Bank Limited	68,000	184,667
The Oita Bank Limited	32,000	97,214
The San-in Godo Bank Limited	30,000	226,978
The Shikoku Bank Limited	41,000	92,738
The Tochigi Bank Limited	22,000	77,063
The Toho Bank Limited	57,000	165,722
Tisco Financial Group PCL	6,820	7,591
TMB Bank PCL	2,682,765	203,353
Tokyo Tomin Bank Limited	5,300	57,925
Tomony Holdings Incorporated	27,500	96,205
Toronto-Dominion Bank «	87,731	7,464,590
TOWA Bank Limited	58,000	50,638

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	39

Security name	Shares	Value

Commercial Banks (continued)
Trustmark Corporation	147,189	$3,659,119
TT Hellenic Postbank SA †(a)	8,178	0
Turkiye Garanti Bankasi AS	522,954	1,788,379
Turkiye Halk Bankasi AS	138,688	876,932
Turkiye Is Bankasi	315,808	733,875
Turkiye Vakiflar Bankasi Tao	219,660	426,240
Umpqua Holdings Corporation	256,861	4,171,423
Unicredit SpA	520,469	2,939,569
Union Bank of India	27,062	41,662
Unione di Banche SpA	86,182	415,007
United Bankshares Incorporated «	104,993	2,915,656
United Mizrahi Bank Limited	8,324	89,003
United Overseas Bank Limited	239,695	3,726,988
US Bancorp	206,563	7,463,121
Valiant Holding AG	1,769	166,518
Valley National Bancorp «	453,458	4,575,391
VTB Bank OJSC GDR	437,100	1,158,315
Webster Financial Corporation	210,541	5,570,915
Wells Fargo & Company (l)	550,120	22,598,930
Westpac Banking Corporation	588,424	16,334,558
Wing Hang Bank Limited	39,113	377,100
Wintrust Financial Corporation	83,600	3,313,904
Woori Finance Holdings Company Limited	81,750	812,267
Yachiyo Bank Limited	2,900	84,564
Yamagata Bank Limited	33,000	131,578
Yamaguchi Financial Group	50,000	463,564
Yamanashi Chou Bank Limited	35,000	138,044
Yapi Ve Kredi Bankasi AS	184,289	362,871
Yes Bank Limited	36,455	134,374
Zions Bancorporation	118,200	3,306,054

		652,380,730

Consumer Finance: 0.28%
ACOM Company Limited †	9,370	232,638
Aeon Credit Service Company Limited «	15,100	403,477
AIFUL Corporation †	27,050	221,633
Allied Group Limited	6,000	19,420
Capital One Financial Corporation	65,200	4,208,660
Credit Saison Company Limited	31,326	715,539
Discover Financial Services	54,726	2,585,804
Hitachi Capital Corporation	8,400	170,763
Hong Leong Singapore Finance Limited	46,000	92,274
International Personal Finance plc	23,636	218,405
Jaccs Company Limited	22,000	94,585
Mahindra & Mahindra Financial Services Limited	51,709	197,704
Orient Corporation †	93,000	218,494
Portfolio Recovery Associates Incorporated †	111,600	5,919,264
Provident Financial plc	12,082	316,050
Samsung Card Company Limited	9,337	303,728
Shriram Transport Finance Company Limited	25,628	201,151

40	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Shares	Value

Consumer Finance (continued)
SKS Microfinance Limited †	6,165	$10,560
SLM Corporation	285,000	6,837,150

		22,967,299

Diversified Financial Services: 1.82%
Ackermans & Van Haaren NV	2,400	215,163
African Bank Investments Limited «	178,495	283,502
AKER ASA Class A	3,638	109,861
AMMB Holdings Bhd	186,100	420,610
ASX Limited	5,334	167,809
Ayala Corporation	49,722	605,511
Bajaj Auto Limited	5,564	67,775
Bank of America Corporation	1,203,966	17,000,000
Banque Nationale de Belgique	10	35,552
BCP Capital SAA †(a)	107	269
Berkshire Hathaway Incorporated Class B †	203,700	22,655,514
BM&F Bovespa SA	422,494	2,070,016
Bolsas y Marcados Espanoles «	6,793	197,276
Bursa Malaysia Bhd	59,100	129,215
CBOE Holdings Incorporated	192,100	8,815,469
Century Leasing System Incorporated	11,100	299,063
Challenger Financial Services Group Limited	104,111	479,563
Citigroup Incorporated	339,838	16,424,371
Corporation Financiera Alba	1,616	84,150
D.Carnegie & Company AB †(a)	1,000	0
Deutsche Boerse AG	18,044	1,265,013
ECM Libra Bhd †(a)	46,763	0
Eurazeo	3,260	202,164
Exor SpA	5,847	199,229
Fimalac	158	8,113
First Pacific Company Limited	331,650	342,975
FirstRand Limited	587,124	1,716,188
Fubon Financial Holding Company Limited	1,441,579	1,965,202
Fuyo General Lease Company Limited	4,100	131,532
Groupe Bruxelles Lambert SA	7,755	618,228
Haci Omer Sabanci Holding AS	194,044	820,658
Hankook Tire Worldwide Company Limited	3,596	77,738
Hellenic Exchanges SA Holding	2,480	18,247
Hong Kong Exchanges & Clearing Limited	213,364	3,264,575
IBJ Leasing Company Limited	6,500	146,512
IG Group Holdings plc	37,974	334,397
Industrivarden AB Class A	18,200	333,902
Industrivarden AB Class C	13,675	235,529
ING Groep NV †	364,202	3,965,291
Inmuebles Carso SAB de CV †	62,977	57,787
Intercontinental Exchange Incorporated †	50,157	9,015,721
Investor AB Class A	17,400	489,640
Investor AB Class B	40,618	1,170,497
Japan Securities Finance Company Limited	17,700	107,644
JPMorgan Chase & Company	422,077	21,327,551

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	41

Security name	Shares	Value

Diversified Financial Services (continued)
Kinnevik Investment AB	21,989	$686,466
Kotak Mahindra Bank Limited	51,742	516,141
Leucadia National Corporation	189,311	4,719,523
London Stock Exchange Group plc	15,448	373,628
Lundbergforetagen AB	5,095	198,998
Marfin Investment Group SA †	31,243	11,601
McGraw-Hill Financial Incorporated	33,700	1,967,069
Metro Pacific Investments Corporation	2,050,000	240,112
Mitsubishi UFJ Securities Company Limited	107,100	482,818
MPHB Capital Bhd †	110,685	46,501
MSCI Incorporated †	83,149	3,118,919
Mulpha International Bhd †	222,700	27,397
NYSE Euronext Incorporated	155,945	6,518,501
Onex Corporation	8,400	399,465
ORIX Corporation	230,300	3,138,051
Osaka Securities Exchange Company	10,000	784,710
Pargesa Holding SA	2,020	143,585
PHH Corporation †	130,092	2,715,020
Pohjola Bank plc	17,742	287,565
Power Finance Corporation Limited	84,672	140,079
Reliance Capital Limited	23,714	111,797
Remgro Limited	108,916	1,981,371
RHJ International †	1,117	5,507
Ricoh Leasing Company Limited	4,800	117,779
RMB Holdings Limited	166,219	652,879
Rural Electrification Corporation Limited	59,789	152,776
Singapore Exchange Limited	152,000	863,904
SNS Reaal NV †(a)«	4,259	0
Sofina SA	2,215	208,160
The NASDAQ OMX Group	75,500	2,254,430
TMX Group Limited	2,056	93,811
Wendel	3,495	425,665

		151,259,250

Insurance: 3.92%
ACE Limited	38,036	3,336,518
Admiral Group plc	19,943	390,265
Aegon NV	176,434	1,255,886
AFLAC Incorporated	55,900	3,230,461
Ageas NV	24,124	948,643
AIA Group Limited	1,518,400	6,646,093
Aksigorta AS	15,670	16,655
Allianz AG	42,233	6,050,577
Allianz AG ADR	5	72
Allied World Assurance Company	22,178	2,034,388
Allstate Corporation	52,327	2,507,510
American Financial Group Incorporated	48,448	2,496,525
American International Group Incorporated †	164,900	7,661,254
Amlin plc	48,663	295,848

42	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Shares	Value

Insurance (continued)
AMP Limited	572,668	$2,402,297
Arch Capital Group Limited †	88,966	4,742,777
Argo Group International Holdings Limited	60,700	2,478,988
Arthur J. Gallagher & Company	81,293	3,360,653
Aspen Insurance Holdings Limited	43,724	1,555,263
Assicurazioni Generali SpA	129,712	2,481,110
Assurant Incorporated	49,399	2,620,123
Assured Guaranty Limited	124,184	2,470,020
Aviva plc	272,831	1,633,074
AXA SA	176,076	3,837,588
Axis Capital Holdings Limited	71,122	3,057,535
Bajaj Finserv	7,957	70,952
Baloise Holding AG	4,595	486,218
Beazley plc	46,327	143,038
Brown & Brown Incorporated	83,455	2,598,789
Cathay Financial Holding Company Limited	2,017,440	2,843,265
Catlin Group Limited	38,348	277,689
China Insurance International Holdings Company Limited †	184,400	251,861
China Life Insurance Company	1,757,000	4,292,971
China Life Insurance Company (Taiwan)	448,580	440,384
China Pacific Insurance Group Company Limited	458,600	1,525,496
Chubb Corporation	31,136	2,589,581
Cincinnati Financial Corporation	98,234	4,487,329
Clal Insurance Enterprise Holdings Limited	832	14,393
CNO Financial Group Incorporated	518,200	7,042,338
CNP Assurances «	18,792	332,400
Dai-Ichi Mutual Life Insurance Company	1,922	2,552,206
Delta Lloyd NV	13,116	250,500
Discovery Holdings Limited	85,119	700,552
Dongbu Insurance Company Limited	11,740	497,008
Endurance Specialty Holdings Limited	94,978	4,760,297
Erie Indemnity Company	20,200	1,489,952
Euler Hermes SA	1,281	144,754
Everest Reinsurance Group Limited	33,443	4,580,019
Fairfax Financial Holdings Limited	1,900	780,654
Fidelity National Title Group Incorporated	137,114	3,250,973
First American Financial Corporation	252,349	5,274,094
Fondiaria Sai SpA †	17	32
Fondiaria Sai SpA RSP †	13	2,116
Genworth Financial Incorporated †	316,334	3,732,741
Gjensidige Forsikring ASA	20,511	291,048
Great Eastern Holdings Limited	10,000	130,625
Great-West Lifeco Incorporated «	23,800	672,221
Grupo Catalana Occidente SA	4,581	118,681
Hannover Rueckversicherung AG	5,268	367,729
Harel Insurance Investments & Finances Limited	438	23,179
HCC Insurance Holdings Incorporated	64,408	2,718,018
Helvetia Holding AG	513	219,849
Hiscox Limited	33,410	334,228
Hyundai Marine & Fire Insurance Company Limited	14,670	390,418

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	43

Security name	Shares	Value

Insurance (continued)
Industrial Alliance Insurance & Financial Services Incorporated	9,339	$366,449
Insurance Australia Group Limited	374,306	1,932,801
Intact Financial Corporation	12,815	741,793
Jardine Lloyd Thompson Group plc	11,879	166,401
Kemper Corporation	124,522	4,227,522
Korea Life Insurance Company Limited	51,670	301,803
Korea Reinsurance Company	11,002	115,721
Lancashire Holdings plc	19,049	212,337
Legal & General Group plc	564,612	1,635,602
Liberty Holdings Limited	27,424	306,407
LIG Insurance Company Limited	12,020	265,649
Lincoln National Corporation	172,260	7,241,810
LPI Capital Bhd	40,900	184,165
Manulife Financial Corporation	175,000	2,869,315
Mapfre SA	59,378	199,985
Markel Corporation †	8,899	4,544,719
Marsh & McLennan Companies Incorporated	65,809	2,713,305
MBIA Incorporated †	324,500	3,838,835
Mediolanum SpA	18,175	126,491
Menorah Mivtachim Holdings Limited †	1,664	18,341
Mercury General Corporation	81,722	3,585,961
MetLife Incorporated	122,326	5,650,238
Migdal Insurance & Financial Holding Limited	10,202	15,035
Milano Assicurazioni SpA †	8,878	5,613
Millea Holdings Incorporated	139,000	4,251,236
Mitsui Sumitomo Insurance Group Holdings Incorporated	102,200	2,560,376
MMI Holdings Limited	225,444	450,578
Montpelier Re Holdings Limited	121,924	3,029,811
Muenchener Rueckversicherungs-Gesellschaft AG	15,459	2,816,939
New China Life Insurance Company Limited	112,300	304,434
NIB Holdings Limited	69,823	132,151
NKSJ Holdings Incorporated	79,000	1,917,265
Old Mutual plc	360	1,016
Old Mutual plc	447,204	1,255,064
Old Republic International Corporation	154,885	2,199,367
PartnerRe Limited	37,757	3,290,523
People’s Insurance Company Group of China Limited	1,621,000	782,551
PICC Property & Casualty Company Limited	954,822	1,324,419
Ping An Insurance Group Company of China Limited	450,500	3,145,880
Platinum Underwriters Holdings Limited	73,400	4,241,052
Power Corporation of Canada «	32,500	891,413
Power Financial Corporation	24,500	737,349
Powszechny Zaklad Ubezpieczen SA	12,707	1,721,434
Principal Financial Group Incorporated	177,000	7,242,840
ProAssurance Corporation	144,198	6,797,494
Protective Life Corporation	183,000	7,647,570
Prudential Financial Incorporated	52,062	3,898,403
Prudential plc	243,092	4,065,969
QBE Insurance Group Limited	228,869	3,083,329
Reinsurance Group of America Incorporated	46,539	3,016,193

44	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Shares	Value

Insurance (continued)
RenaissanceRe Holdings Limited	28,562	$2,496,319
Resolution Limited	129,419	639,226
RLI Corporation	33,862	2,644,284
Royal & Sun Alliance Insurance Group plc	355,430	653,810
Sampo Oyj	45,762	1,904,854
Samsung Fire & Marine Insurance Company Limited	10,009	2,250,012
Samsung Life Insurance Company	24,984	2,381,515
Sanlam Limited	423,118	1,893,653
Santam Limited	1	18
SCOR SE	17,098	534,833
Selective Insurance Group Incorporated	126,252	2,894,958
Shin Kong Financial Holding Company Limited †	1,677,264	563,381
Societa Cattolica di Assicurazione Societa Cooperativa	2,135	47,907
Sony Financial Holdings Incorporated	33,900	549,019
St. James’s Place plc	25,880	238,150
Stancorp Financial Group Incorporated	97,551	5,103,868
Standard Life plc	225,796	1,160,087
Storebrand ASA †	21,988	122,811
Sun Life Financial Incorporated «	57,400	1,749,847
SunCorp-Metway Limited	239,535	2,616,542
Swiss Life Holding	2,683	502,437
Swiss Reinsurance AG	32,594	2,497,804
T&D Holdings Incorporated	131,000	1,578,297
Taiwan Life Insurance Company Limited †	118,227	80,503
The Hanover Insurance Group Incorporated	98,000	5,220,460
The Hartford Financial Services Group Incorporated	292,482	8,657,467
The Progressive Corporation	67,800	1,699,746
The Travelers Companies Incorporated	41,990	3,355,001
Tong Yang Life Insurance Company	13,010	125,798
Topdanmark AS †	12,150	307,400
Torchmark Corporation	59,354	4,088,897
TrygVesta AS	2,183	185,730
Unipol Gruppo Finanziario SpA	365	1,315
UNUM Group	178,653	5,275,623
Validus Holdings Limited	62,947	2,178,596
W.R. Berkley Corporation	70,712	2,907,677
White Mountain Insurance Group Limited	3,540	1,981,515
Wiener Staedtische Allgemeine Versicherung AG	4,394	223,325
Willis Group Holdings plc	111,552	4,604,867
XL Group plc	185,900	5,495,204
Yapi Kredi Sigorta AS †	7,298	65,507
Zurich Financial Services AG	13,809	3,434,078
Zurich Insurance Group ADR «	2,122	53,008

		325,225,024

Real Estate Management & Development: 1.08%
Aeon Mall Company Limited	16,800	436,773
Africa Israel Investments Limited †	831	1,465
Agile Property Holdings Limited	274,000	291,036
Alexander & Baldwin Incorporated †	85,317	3,068,852

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	45

Security name	Shares	Value

Real Estate Management & Development (continued)
AMP NZ Office Trust	145,054	$117,574
Argosy Property Trust	125,040	94,215
Ascendas India Trust	83,000	39,001
Asia Food & Properties Limited	85,000	33,211
Atrium European Real Estate Limited	10,857	62,849
Atrium Ljungberg AB	1,011	13,348
Ayala Land Incorporated	1,245,200	734,934
BR Malls Participacoes SA	103,100	782,125
Brookfield Asset Management Incorporated	52,850	1,827,899
Brookfield Properties Corporation - Canada Exchange «	23,500	375,938
Bukit Sembawang Estates Limited	28,000	132,163
Bund Center Investment Limited	85,000	13,945
C C Land Holdings Limited	156,511	41,175
CA Immobilien Anlagen AG	3,951	50,748
Capital & Counties Properties plc	88,920	437,569
CapitaLand Limited	485,500	1,156,217
CapitaMalls Asia Limited	224,000	314,310
Castellum AB	18,738	256,190
Cathay Real Estate Development Company Limited	260,000	187,532
Central Pattana PCL	106,000	121,839
Cheung Kong Holdings Limited	251,000	3,570,965
China Overseas Grand Oceans Group Limited	164,000	213,554
China Overseas Land & Investment Limited	906,480	2,690,024
China Resources Land Limited	422,000	1,150,378
China Vanke Company Limited Class B	80	160
Chinese Estates Holdings Limited	69,696	155,670
City Developments Limited	83,000	646,998
Citycon Oyj	14,134	44,106
Conwert Immobilien Invest SE	3,761	40,497
Country Garden Holdings Company Limited	1,648,669	1,030,766
Daibiru Corporation	10,800	113,312
Daikyo Incorporated	67,000	193,488
Daito Trust Construction Company Limited	15,500	1,414,746
Daiwa House Industry Company Limited	115,000	2,054,753
DB Realty Limited †	11,179	9,173
Deutsche Euroshop AG	4,842	197,535
DLF Limited	85,755	167,979
Dream Unlimited Class A †	3,983	42,957
Echo Investment †	52,305	106,879
Elbit Imaging Limited †	816	938
Emperor International Holdings Limited	200,000	50,911
Evergrande Real Estate Group Limited †«	1,079,000	457,227
Fabege AB	13,162	136,954
Far East Consortium	138,247	44,730
Farglory Land Development Company Limited	49,000	88,282
First Capital Realty Incorporated «	7,489	119,520
FirstService Corporation	2,138	74,677
FKP Property Group	24,932	27,629
Franshion Properties China Limited	714,000	247,437
Future Mall Management Limited †	504	56

46	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Shares	Value

Real Estate Management & Development (continued)
Gagfah SA †	6,247	$76,324
Gazit Globe Limited	4,376	52,784
Global Logistic Properties Limited	472,000	994,361
Globe Trade Centre SA †«	48,618	115,949
Goldcrest Company Limited	3,340	73,878
Golden Land Property Development PCL †	273,900	52,329
Grainger plc	37,054	98,759
Great Eagle Holdings Limited	68,999	235,769
Greentown China Holdings Limited	122,000	227,139
Guangzhou Investment Company Limited	1,096,000	308,405
Guangzhou R&F Properties Company Limited	228,400	370,830
Guocoland Limited	42,554	66,099
Hang Lung Group Limited	147,000	720,084
Hang Lung Properties Limited	385,000	1,199,103
Heiwa Real Estate Company Limited	10,100	158,529
Heliopolis Housing	1,417	4,633
Henderson Land Development Company Limited	197,149	1,151,763
Highwealth Construction Corporation	138,400	306,215
HKR International Limited	125,600	58,659
Hong Kong Land Holdings Limited	217,000	1,398,514
Hopson Development Holdings Limited †	146,000	177,871
Housing Development & Infrastructure Limited †	33,352	16,787
Howard Hughes Corporation †	64,323	6,573,811
Huaku Development Company Limited	62,336	182,343
Huang Hsiang Construction Company	39,000	86,939
Hufvudstaden AB	14,497	176,526
Hysan Development Company Limited	117,533	509,335
IGB Corporation Bhd	149,784	114,000
IJM Land Bhd	40,400	29,701
Immoeast AG Interim Shares †(a)	15,082	0
Immofinanz AG	101,423	399,482
Immofinanz AG Interim Shares †(a)	19,870	0
Indiabulls Real Estate Limited	43,692	37,470
IVG Immobilien AG †	4,150	384
Jones Lang LaSalle Incorporated	30,355	2,496,395
K Wah International Holdings Limited	161,893	75,941
Kenedix Incorporated †	44,000	188,980
Keppel Land Limited	137,030	360,850
Kerry Properties Limited	145,053	586,296
Kowloon Development Company Limited	45,000	53,971
Kungsleden	18,987	125,771
KWG Property Holding Limited	268,500	180,819
Land & Houses PCL	380,700	113,381
Lend Lease Corporation Limited	96,434	818,290
Leopalace21 Corporation †	28,000	171,557
Longfor Properties Company Limited	306,000	510,257
LSR Group OJSC GDR Register Shares	19,704	82,757
Matsunichi Communication Holdings Limited †	326,000	174,310
Medinet Nasr Housing †	3,076	10,757
Megaworld Corporation	2,758,000	190,644

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	47

Security name	Shares	Value

Real Estate Management & Development (continued)
Midland Holdings Limited	56,000	$21,196
Mitsubishi Estate Company Limited	255,189	6,592,548
Mitsui Fudosan Company Limited	168,000	5,259,328
Mobimo Holding AG	799	165,734
Multiplan Empreendimentos IImobilianios SA	19,999	401,832
New World China Land Limited	526,000	239,426
New World Development Limited	668,092	932,120
Nomura Real Estate Holding Incorporated	22,200	505,045
NTT Urban Development Corporation	206	242,106
Palm Hills Developments SAE †	46,809	15,135
Peet Limited †	21,691	24,712
Poly Hong Kong Investments Limited	456,000	274,890
Polytec Asset Holdings Limited	100,000	12,216
Prelios SpA †	1,105	882
Prince Housing & Development Corporation	198,000	126,909
PSP Swiss Property AG	3,653	313,595
PT Bumi Serpong Damai Tbk	2,777,000	331,482
PT Lippo Karawaci Terbuka Tbk	4,995,500	524,934
Radium Life Tech Company Limited	80,103	64,812
Realogy Holdings Corporation †	93,358	3,951,844
Relo Holdings Incorporated	2,000	96,719
Renhe Commercial Holdings Company Limited †	1,212,000	70,211
Robinsons Land Company	372,100	172,760
Ruentex Development Company Limited	178,988	351,640
Savills plc	10,369	97,217
Shimao Property Holding Limited	283,500	718,233
Shoei Company Limited	57,900	709,693
Shui On Land Limited	874,256	270,248
Singapore Land Limited	14,000	95,305
Sino Land Company	514,569	688,838
Sino-Ocean Land Holdings Limited	863,422	509,002
SM Prime Holdings Incorporated	1,536,054	554,630
SOHO China Limited	374,000	317,357
SP Setia Bhd	233,800	228,479
Sumitomo Real Estate Sales Company Limited	2,360	136,408
Sumitomo Realty & Development Company Limited	91,000	3,977,113
Sun Hung Kai Properties Limited	283,454	3,666,063
Sun Hung Kai Properties Limited ADR	3,148	40,735
Sunac China Holdings Limited	377,000	264,258
Suruga Corporation †(a)	600	0
Swire Pacific Limited Class A	126,000	1,441,556
Swire Pacific Limited Class B	195,000	445,161
Swire Properties Limited	200,183	558,824
Swiss Prime Site AG	5,716	419,754
T M G Holding LLC †	108,625	76,368
TA Global Bhd	34,080	2,698
Tian An China Investment	224,097	164,692
TOC Company Limited	13,900	109,711
Tokyo Tatemono Company Limited	83,000	701,094
Tokyu Land Corporation	85,000	782,821

48	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Shares	Value

Real Estate Management & Development (continued)
Tokyu Livable Incorporated	4,200	$81,635
UEM Land Holdings Bhd	413,675	316,653
Unitech Limited †	203,870	50,977
United Industrial Corporation Limited	63,000	152,954
United Overseas Land Limited	101,000	505,092
Wharf Holdings Limited	287,500	2,352,881
Wheelock & Company	145,000	737,703
Wheelock Properties (Singapore) Limited	39,000	51,434
Wing Tai Holdings Limited	88,730	146,287
Yanlord Land Group Limited	119,000	108,855

		89,971,765

REITs: 3.96%
Abacus Property Group	36,047	72,110
Activia Properties Incorporated	33	226,645
Advance Residence Investment Corporation	211	427,790
American Campus Communities Incorporated	72,159	2,403,616
American Capital Agency Corporation	265,000	6,031,400
American Tower Corporation	92,055	6,396,902
ANF Immobilier SA	43	1,204
Annaly Capital Management Incorporated	116,953	1,364,842
Apartment Investment & Management Company Class A	108,600	2,989,758
Armour Residential Incorporated «	842,800	3,522,904
Ascendas REIT	349,000	594,276
Australand Property Group	41,250	123,811
AvalonBay Communities Incorporated	28,100	3,481,590
Babcock & Brown Japan Property Trust	1,780	5,323
Befimmo S.C.A. Sicafi	939	61,308
Beni Stabili SpA	6,222	3,700
BioMed Realty Trust Incorporated	128,186	2,359,904
Blife Investment Corporation	54	198,267
Boardwalk REIT	1,855	98,852
Boston Properties Incorporated	37,389	3,832,373
Brandywine Realty Trust	341,920	4,383,414
BRE Properties Incorporated	169,555	8,136,944
British Land Company plc	94,866	820,504
Bunnings Warehouse Property Trust	68,181	139,496
Calloway REIT	5,367	124,073
Camden Property Trust	60,900	3,763,011
Canadian Apartment Properties	5,440	106,393
Canadian REIT	4,006	155,212
CapitaCommerical Trust	360,464	381,580
CapitaMall Trust	468,636	681,667
Cathay No.1 REIT	400,000	267,339
CBL & Associates Properties Incorporated	112,568	2,161,306
CDL Hospitality Trusts	121,000	147,650
CFS Retail Property Trust	462,511	829,152
Champion REIT	571,653	256,656
Charter Hall Group	35,534	109,680
Chimera Investment Corporation	726,673	2,136,419

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	49

Security name	Shares	Value

REITs (continued)
Cofinimmo SA	2,081	$230,879
Colonial Properties Trust	182,516	4,031,778
Commonwealth Property Office Fund	430,109	439,438
Commonwealth REIT	266,712	6,547,780
Corio NV	9,677	380,134
Corporate Office Properties Trust	187,600	4,273,528
Cousins Properties Incorporated	7	70
Cromwell Group	254,587	234,099
CYS Investments Incorporated	384,039	2,949,420
DA Office Investment Corporation	60	217,773
DCT Industrial Trust Incorporated	679,620	4,546,658
DDR Corporation	158,772	2,464,141
Derwent Valley Holdings plc	8,076	289,730
Dexus Property Group	914,608	833,614
DiamondRock Hospitality	429,033	4,157,330
Douglas Emmett Incorporated	309,340	7,145,754
Duke Realty Corporation	206,400	3,011,376
EastGroup Properties Incorporated	58,975	3,314,395
Emlak Konut GYO AS	155,837	179,021
EPR Properties	109,727	5,374,428
Equity Lifestyle Properties Incorporated	172,450	5,992,638
Essex Property Trust Incorporated	26,209	3,756,012
Eurocommercial Properties NV	3,156	117,818
Extra Space Storage Incorporated	71,400	2,943,822
Federal Realty Investment Trust	46,801	4,554,205
Federation Centres	271,491	549,368
Fonciere des Regions	3,297	254,790
Franklin Street Properties Corporation	165,548	2,016,375
Frontier Real Estate Investment Corporation	45	380,761
Fukuoka REIT Corporation	20	147,267
Gecina SA	2,316	275,741
General Growth Properties Incorporated	59,900	1,148,882
Global One Real Estate Investment Corporation	18	96,764
Goodman Group	267,328	1,095,775
Goodman Property Trust	169,928	137,707
GPT Group	304,105	957,980
Granite Real Estate Investment Trust	4,243	143,004
Great Portland Estates plc	28,410	234,845
H&R REIT	11,358	221,165
Hammerson plc	65,021	487,546
Hankyu REIT Incorporated	23	114,450
Hatteras Financial Corporation	230,487	4,217,912
HCP Incorporated	54,104	2,203,656
Health Care REIT Incorporated	31,102	1,910,907
Healthcare Realty Trust Incorporated	200,182	4,502,093
Heiwa Real Estate REIT Incorporated	149	96,825
Home Properties Incorporated	123,305	7,114,699
Hospitality Properties Trust	95,921	2,591,785
Icade SA	3,119	271,195
Industrial & Infrastructure Fund Investment Corporation	24	211,109

50	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Shares	Value

REITs (continued)
ING Office Fund	109,870	$286,626
Invesco Mortgage Capital Incorporated	313,700	4,802,747
Japan Excellent Incorporated	33	175,153
Japan Hotel REIT Investment Corporation	337	130,279
Japan Logistics Fund Incorporated	29	262,430
Japan Prime Realty Investment Corporation	149	426,496
Japan Real Estate Investment Corporation	113	1,198,333
Japan Rental Housing Investment Incorporated	139	91,771
Japan Retail Fund Investment Corporation	395	724,543
Kenedix Realty Investment	52	195,545
Keppel REIT	206,614	193,769
Kilroy Realty Corporation	55,795	2,722,238
Kimco Realty Corporation	273,180	5,471,795
Kiwi Income Property Trust	162,035	144,491
KLCC Property Holdings Bhd	105,300	210,295
Klepierre	9,609	381,151
Land Securities Group plc	73,977	1,010,849
LaSalle Hotel Properties	215,600	5,719,868
Lexington Corporate Properties Trust	429,358	5,032,076
Liberty International plc	63,855	302,642
Liberty Property Trust	77,132	2,668,767
Lifestyle Properties Development Limited †(a)	5,975	0
Mack-Cali Realty Corporation	58,808	1,270,253
Macquarie Countrywide Trust	51,589	168,495
Macquarie MEAG Prime REIT	254,000	152,087
Mapletree Logistics Trust	277,893	229,338
Medical Properties Trust Incorporated	333,600	3,853,080
Mercialys SA	3,326	64,281
MFA Mortgage Investments Incorporated	842,743	6,067,750
MID REIT Incorporated	33	72,412
Mid-America Apartment Communities Incorporated	94,050	5,799,123
Mirvac Group	603,654	879,622
Mori Hills REIT Corporation	52	289,066
Mori Trust Sogo REIT Incorporated	33	274,230
National Retail Properties Incorporated	81,254	2,488,810
Nippon Accommodations Fund Incorporated	38	247,720
Nippon Building Fund Incorporated	126	1,367,425
Nomura Real Estate Office Fund	52	222,050
Nomura Real Estate Residential REIT	25	116,725
Omega Healthcare Investors Incorporated	80,274	2,279,782
ORIX JREIT Incorporated	275	289,677
Parkway Life REIT	64,000	110,788
Piedmont Office Realty Trust Incorporated «	118,700	2,039,266
Plum Creek Timber Company	108,800	4,820,928
Post Properties Incorporated	120,146	5,434,204
Premier Investment Company	43	161,658
Public Storage Incorporated	33,597	5,129,254
Rayonier Incorporated	84,269	4,655,020
Realty Income Corporation	125,380	4,952,510
Redwood Trust Incorporated «	179,371	3,191,010

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	51

Security name	Shares	Value

REITs (continued)
Regency Centers Corporation	58,783	$2,795,132
RioCan REIT	14,088	314,984
Ryman Hospitality Properties Incorporated «	105,909	3,499,233
Segro plc	77,485	350,442
Sekisui House SI Investment Corporation	25	114,545
Senior Housing Properties Trust	129,189	2,939,050
Shaftesbury plc	24,082	221,772
Shopping Centres Australasia Property Group	107,532	149,022
Silver Bay Realty Trust Corporation	33,426	527,128
Simon Property Group Incorporated	72,386	10,541,573
SL Green Realty Corporation	63,100	5,501,689
Societe Immobiliere de Location Pour L’industrie et le Commerce	1	102
Starwood Property Trust Incorporated	111,600	2,782,188
Stockland Australia	404,430	1,337,671
Sunstone Hotel Investors Incorporated †	348,546	4,193,008
Suntec REIT	384,000	456,266
Tanger Factory Outlet Centers Incorporated	207,800	6,410,630
Taubman Centers Incorporated	43,973	2,964,220
The Link REIT	450,655	2,058,907
The Macerich Company	94,728	5,331,292
Tokyu REIT Incorporated «	30	152,477
Top REIT Incorporated	29	122,202
Two Harbors Investment Corporation	852,000	8,102,520
UDR Incorporated	160,900	3,634,731
Unibail-Rodamco SE	8,910	2,000,615
United Urban Investment Corporation	404	519,914
Vastned Retail NV	1,059	44,056
Washington Real Estate Investment Trust	145,875	3,553,515
Weingarten Realty Investors	71,900	2,064,249
Wereldhave NV	2,570	171,174
Westfield Group	383,333	3,770,281
Westfield Retail Trust	555,484	1,437,894
Weyerhaeuser Company	65,100	1,782,438
WP Carey Incorporated «	36,289	2,385,276
Yuexiu Real Estate Investment Trust	325,000	162,814

		329,336,951

Thrifts & Mortgage Finance: 0.33%
Capitol Federal Financial Incorporated	305,315	3,737,056
Genworth Mortgage Insurance Canada Incorporated	2,068	55,268
Home Capital Group Incorporated «	2,379	144,619
Housing Development Finance Corporation Limited	374,714	4,080,151
Hudson City Bancorp Incorporated	304,961	2,802,592
Indiabulls Housing Finance Limited	38,079	113,568
LIC Housing Finance Limited	56,590	142,345
New York Community Bancorp Incorporated	282,838	4,143,577
Ocwen Financial Corporation †	83,800	4,226,872
Paragon Group of Companies plc	26,738	132,586
People’s United Financial Incorporated	215,141	3,059,305
Washington Federal Incorporated	230,909	4,823,689

		27,461,628

52	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Shares	Value

Health Care: 9.25%

Biotechnology: 1.77%
Acorda Therapeutics Incorporated †	78,742	$2,660,692
Actelion Limited	11,077	752,726
Alexion Pharmaceuticals Incorporated †	45,408	4,893,166
Algeta ASA †	6,224	262,339
Amgen Incorporated	83,782	9,127,211
Ariad Pharmaceuticals Incorporated †	406,400	7,559,040
Basilea Pharmaceuticals Limited	184	13,179
Biocon Limited	8,634	45,907
Biogen Idec Incorporated †	55,207	11,760,195
BioMarin Pharmaceutical Incorporated †	99,797	6,533,710
Biota Pharmaceuticals Incorporated	2,053	8,828
Celgene Corporation †	97,062	13,586,739
Cepheid Incorporated †	147,654	5,283,060
CK Life Sciences International Holdings Incorporated	702,000	59,572
CSL Limited	92,150	5,576,413
Cubist Pharmaceuticals Incorporated †	143,500	9,092,160
Elan Corporation plc	41,387	628,179
Genmab AS †	1,600	47,189
Gilead Sciences Incorporated †	355,000	21,395,850
Green Cross Corporation	1,207	136,126
Grifols SA	14,254	572,492
Grifols SA Class B	5,215	160,481
Incyte Corporation †«	298,700	10,122,943
Medivation Incorporated †	165,000	9,327,450
Mesoblast Limited †«	31,890	154,948
Nicox SA †	1,380	4,378
Novozymes AS Class B	23,343	849,900
Onyx Pharmaceuticals Incorporated †	50,137	6,195,930
PDL BioPharma Incorporated «	321,068	2,549,280
Pharmacyclics Incorporated †	36,100	4,025,150
Prothena Corporation plc †	1,009	20,220
Regeneron Pharmaceuticals Incorporated †	17,813	4,316,268
Savient Pharmaceuticals Incorporated †	2,670	1,655
Seattle Genetics Incorporated †	78,300	3,319,920
Takara Bio Incorporated «	6,300	122,387
United Therapeutics Corporation †	31,805	2,255,293
Vertex Pharmaceuticals Incorporated †	51,538	3,873,081
Zeltia SA †	7,262	21,188

		147,315,245

Health Care Equipment & Supplies: 1.47%
Abbott Laboratories	174,094	5,802,553
Alere Incorporated †	166,864	5,201,151
Align Technology Incorporated †	49,500	2,155,725
Ansell Limited	25,765	444,416
ASAHI INTECC Company Limited	2,300	135,204
Baxter International Incorporated	60,500	4,208,380
bioMerieux SA	1,765	176,633

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	53

Security name	Shares	Value

Health Care Equipment & Supplies (continued)
Biosensors International Group Limited	247,000	$163,337
Boston Scientific Corporation †	865,600	9,158,048
C.R. Bard Incorporated	51,594	5,926,603
CareFusion Corporation †	146,958	5,268,444
Cochlear Limited	10,052	511,440
Coloplast Class B	10,575	573,828
Cooper Companies Incorporated	34,908	4,559,334
DiaSorin SpA	1,623	65,590
Edwards Lifesciences Corporation †	77,791	5,474,931
Elekta AB Class B	35,308	554,736
Essilor International SA Cie Generale d’Optique	19,946	2,153,865
Fisher & Paykel Healthcare Corporation	85,507	235,244
Fukuda Denshi Company Limited	2,200	90,682
Getinge AB	18,499	636,625
GN Store Nord	17,550	361,087
Golden Meditech Company Limited	40,467	4,688
Haemonetics Corporation †	112,392	4,478,821
Hogy Medical Company Limited	2,000	108,597
IDEXX Laboratories Incorporated †	38,837	3,643,687
Intuitive Surgical Incorporated †	9,942	3,842,782
JEOL Limited	15,000	65,320
Medtronic Incorporated	112,923	5,843,765
Nagaileben Company Limited	8,000	120,023
Nakanishi Incorporated	1,300	181,470
Nihon Kohden Corporation	8,300	305,640
Nikkiso Company Limited	14,000	152,154
Nipro Corporation «	22,400	192,233
Nobel Biocare Holding AG	14,841	213,560
Olympus Corporation †	48,700	1,398,723
Olympus Corporation ADR †	3,365	97,333
Paramount Bed Holdings Company Limited	3,500	97,542
Phonak Holding AG	4,488	496,395
ResMed Incorporated «	102,251	4,830,337
Shandong Weigao Group Medical Polymer Company Limited Class H	404,000	379,924
Sirona Dental Systems Incorporated †	120,881	7,829,462
Smith & Nephew plc	83,542	972,059
St. Jude Medical Incorporated	34,400	1,734,104
Steris Corporation	137,512	5,622,866
Straumann Holding AG	989	180,474
Teleflex Incorporated	90,431	6,970,421
Terumo Corporation	34,700	1,655,085
Thoratec Corporation †	117,130	4,185,055
TOA Medical Electronics Company	15,100	871,618
Top Glove Corporation Bhd	104,900	196,084
Varian Medical Systems Incorporated †	74,676	5,260,924
West Pharmaceutical Services Incorporated	76,133	5,630,035
William Demant Holding AS †	3,503	300,227

		121,719,264

54	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Shares	Value

Health Care Providers & Services: 1.78%
Aetna Incorporated	45,177	$2,863,770
Alfresa Holdings Corporation	10,400	491,459
AS ONE Corporation	2,400	45,644
Bangkok Chain Hospital PCL	737,887	142,122
Bangkok Dusit Medical Services PCL	64,400	258,080
Brookdale Senior Living Incorporated †	216,600	5,419,332
Bumrungrad Hospital PCL	28,900	70,028
Cardinal Health Incorporated	40,900	2,056,452
Catamaran Corporation - Canada Exchange †	19,135	1,047,856
Celesio AG	9,643	201,091
Centene Corporation †	119,732	6,842,684
Chemed Corporation «	38,351	2,670,764
Cigna Corporation	34,280	2,697,493
CML Healthcare Incorporated	5,496	55,884
Community Health Systems Incorporated	60,500	2,375,230
DaVita Incorporated †	58,292	6,266,973
Express Scripts Holding Corporation †	190,013	12,138,030
Fresenius Medical Care AG & Company KGaA	19,133	1,242,948
Fresenius SE & Company KGaA	12,083	1,454,157
HCA Holdings Incorporated	32,463	1,239,762
Health Management Associates Incorporated Class A †	604,953	7,779,696
Health Net Incorporated †	178,400	5,384,112
Henry Schein Incorporated †	60,082	6,071,286
Humana Incorporated	101,069	9,306,434
IHH Healthcare Bhd †	615,700	750,805
Laboratory Corporation of America Holdings †	64,071	6,132,876
Life Healthcare Group Holdings Limited	235,988	812,181
Lifepoint Hospitals Incorporated †	105,897	4,789,721
Magellan Health Services Incorporated †	55,057	3,094,754
McKesson Corporation	52,700	6,398,307
Medi-Clinic Corporation	66,427	476,478
Mediceo Paltac Holdings Company Limited	42,100	468,613
MEDNAX Incorporated †	34,428	3,352,254
Message Company Limited	22	58,719
Miraca Holdings Incorporated	11,100	493,549
Network Healthcare Holdings Limited	257,207	580,883
Nichii Gakkan Company	7,200	70,624
Omnicare Incorporated	67,305	3,659,373
Orpea	3,644	167,615
Owens & Minor Incorporated	138,900	4,737,879
Patterson Companies Incorporated	53,700	2,141,556
Pharmaniaga Bhd	7,405	9,501
Primary Health Care Limited	86,720	397,087
Ramsay Health Care Limited	24,522	813,035
Rhoen Klinikum AG	9,680	224,847
Ryman Healthcare Limited	72,433	377,071
Ship Healthcare Holdings Incorporated	6,600	238,044
Sigma Pharmaceuticals Limited	257,710	146,528
Sinopharm Group Company Limited	177,600	443,834
Sonic Healthcare Limited	69,727	957,796

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	55

Security name	Shares	Value

Health Care Providers & Services (continued)
Suzuken Company Limited	16,200	$497,664
Toho Pharmaceutical	12,300	201,407
TOKAI Corporation	2,600	71,124
United Drug plc	34,039	179,467
UnitedHealth Group Incorporated	113,900	8,171,186
Universal Health Services Class B	57,200	3,875,300
VCA Antech Incorporated †	194,000	5,294,260
Vital KSK Holdings Incorporated	9,000	59,813
WellCare Health Plans Incorporated †	95,600	6,086,852
WellPoint Incorporated	36,300	3,090,582

		147,442,872

Health Care Technology: 0.20%
AGFA-Gevaert NV †	9,100	18,041
AGFA-Gevaert NV Strip VVPR †(a)	2,275	0
Athena Health Incorporated †«	80,763	8,519,689
Cerner Corporation †	72,324	3,331,243
HMS Holdings Corporation †	192,979	4,822,545
M3 Incorporated	117	304,629

		16,996,147

Life Sciences Tools & Services: 0.67%
Bio-Rad Laboratories Incorporated Class A †	44,567	5,081,084
Covance Incorporated †	38,537	3,123,038
Divi’s Laboratories Limited	12,947	194,832
Furiex Pharmaceuticals Incorporated †	4,299	165,340
Gerresheimer AG	3,694	222,911
Illumina Incorporated †	85,657	6,667,541
Lonza Group AG	5,820	411,847
Mettler-Toledo International Incorporated †	21,660	4,770,182
Nordion Incorporated †	2,000	15,722
Parexel International Corporation †	125,100	5,808,393
PerkinElmer Incorporated	261,100	9,391,767
QIAGEN NV †	22,655	455,500
Tecan Group AG	803	82,804
TECHNE Corporation	76,196	5,905,952
Thermo Fisher Scientific Incorporated	83,500	7,417,305
Valneva SE †	847	3,475
Waters Corporation †	59,065	5,838,575

		55,556,268

Pharmaceuticals: 3.36%
AbbVie Incorporated	176,875	7,536,644
Actavis Incorporated †	29,735	4,019,577
Alapis Holding Industrial & Commercial SA of Pharmaceutical Chemical Products †(a)	1,231	0
Allergan Incorporated	69,004	6,098,574
Almirall SA	1,080	13,200
Aspen Pharmacare Holdings Limited	71,157	1,632,389
Astellas Pharma Incorporated	89,000	4,528,131

56	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Shares	Value

Pharmaceuticals (continued)
AstraZeneca plc	119,566	$5,887,120
Bayer AG	80,094	8,902,074
Bristol-Myers Squibb Company	183,477	7,649,156
BTG plc †	29,198	174,170
Cadila Healthcare Limited	9,434	93,390
Cardiome Pharma Corporation †	781	1,587
Celltrion Incorporated	17,094	694,509
China Shineway Pharmaceutical Group Limited	47,000	72,701
Chugai Pharmaceutical Company Limited	41,100	840,018
Cipla Limited India	66,901	422,272
Daiichi Sankyo Company Limited	129,400	2,213,712
Dainippon Sumitomo Pharma Company Limited	32,900	419,419
Dong A Pharmaceutical Company Limited	643	81,490
Dong-A ST Company Limited †	1,090	119,271
Dr. Reddys Laboratories Limited	17,225	589,889
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	62,202	67,689
Eisai Company Limited	51,300	2,082,436
Eli Lilly & Company	110,700	5,689,980
Endo Pharmaceuticals Holdings Incorporated †	72,061	2,960,986
Faes Farma SA	10,888	31,312
Fuso Pharmaceutical Industries Limited	16,000	48,564
Galenica AG	419	320,392
GlaxoSmithKline Pharmaceuticals Limited	4,235	150,745
GlaxoSmithKline plc	470,403	11,996,950
Glenmark Pharmaceuticals Limited	35,144	274,615
H. Lundbeck AS	7,172	144,603
Haw Par Corporation Limited	27,500	156,338
Hikma Pharmaceuticals plc	10,618	166,829
Hisamitsu Pharmaceutical Company Incorporated	15,000	802,369
Hua Han Bio-Pharmaceutical Holdings Limited	158,976	38,022
Ipsen	2,572	95,161
Jazz Pharmaceuticals plc †	111,539	9,780,855
Johnson & Johnson	313,676	27,104,743
Kaken Pharmaceutical Company Limited	17,000	259,303
Kissei Pharmaceutical Company Limited	7,200	145,758
Kyorin Company Limited	14,000	299,105
Kyowa Hakko Kogyo Company Limited	54,000	542,942
Lupin Limited	30,584	368,905
Meda AB Class A	25,008	275,173
Merck & Company Incorporated	337,258	15,948,931
Merck KGaA	6,246	948,876
Mochida Pharmaceutical Company Limited	15,000	187,027
Mylan Laboratories Incorporated †	244,500	8,640,630
Nichi-Iko Pharmaceutical Company Limited	6,700	139,763
Nicholas Piramal India Limited	18,361	174,815
Nippon Shinyaku Company Limited	12,000	198,082
Novartis AG	262,107	19,094,405
Novo Nordisk AS Class B	41,534	6,944,304
Ono Pharmaceutical Company Limited	20,400	1,224,404
Orion Oyj Class A	3,628	84,871

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	57

Security name	Shares	Value

Pharmaceuticals (continued)
Orion Oyj Class B	8,702	$201,213
Otsuka Holdings Company Limited	98,700	3,049,367
Perrigo Company	60,913	7,403,975
Pfizer Incorporated	745,255	21,023,644
Pharmaxis Limited †	22,924	2,736
PT Kalbe Farma Tbk	4,452,500	548,261
Questcor Pharmaceuticals Incorporated	128,800	8,588,384
Ranbaxy Laboratories Limited †	34,908	215,265
Recordati SpA	6,569	73,901
Richter Gedeon	35,330	566,967
Roche Holding AG	2,539	632,791
Roche Holding AG Genusschein	67,282	16,771,054
Rohto Pharmaceutical Company Limited	21,000	294,110
Salix Pharmaceuticals Limited †	114,633	7,673,533
Sanofi ADR	9,844	470,346
Sanofi-Aventis SA	110,160	10,557,340
Santen Pharmaceutical Company Limited	15,600	720,652
Sawai Pharmaceutical Company Limited	2,800	364,389
Seikagaku Corporation	7,900	105,573
Shionogi & Company Limited	60,700	1,178,753
Shire Limited plc	53,872	1,981,624
Sihuan Pharmaceutical Holdings Group limited	563,000	419,126
Stada Arzneimittel AG	5,207	251,954
Sun Pharmaceutical Industries Limited	160,362	1,263,827
Taisho Pharmaceutical Holding Company Limited	12,000	798,475
Takeda Pharmaceutical Company Limited	134,900	6,104,858
Tanabe Seiyaku Company Limited	46,800	635,379
Teva Pharmaceutical Industries Limited	90,328	3,452,916
The United Laboratories International Holdings Limited †	52,500	18,690
Towa Pharmaceutical Company Limited	1,900	87,039
Tsumura & Company	13,600	363,827
UCB SA	9,628	560,009
Valeant Pharmaceuticals International Incorporated †	30,257	2,976,004
Viropharma Incorporated †	131,400	3,961,710
VIVUS Incorporated †«	197,000	2,468,410
Warner Chilcott Limited	112,600	2,415,270
Yuhan Corporation	1,877	331,202
Zeria Pharmaceutical Company Limited	6,000	141,732
Zoetis Incorporated	41,982	1,223,775

		279,277,257

Industrials: 12.29%

Aerospace & Defense: 1.73%
Alliant Techsystems Incorporated	71,900	6,957,044
AviChina Industry & Technology Company	568,000	288,297
B/E Aerospace Incorporated †	75,200	5,127,888
BAE Systems plc	307,386	2,072,284
Bharat Electronics Limited	2,301	40,728
Bombardier Incorporated Class A	12,300	56,169

58	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Shares	Value

Aerospace & Defense (continued)
Bombardier Incorporated Class B	143,159	$651,032
CAE Incorporated	24,800	265,117
Chemring Group plc	8,445	40,191
Cobham plc	107,360	474,057
Curtiss-Wright Corporation	105,000	4,384,800
DigitalGlobe Incorporated †	163,900	4,949,780
Elbit Systems Limited	1,785	80,049
Esterline Technologies Corporation †	68,860	5,253,329
European Aeronautic Defence & Space Company NV	53,948	3,106,441
Exelis Incorporated	438,852	6,455,513
Finmeccanica SpA †«	34,904	178,563
General Dynamics Corporation	39,726	3,307,190
Hexcel Corporation †	220,600	7,846,742
Huntington Ingalls Industries Incorporated	110,353	6,987,552
L-3 Communications Holdings Incorporated	57,700	5,212,041
Lockheed Martin Corporation	29,700	3,635,874
MacDonald Dettwiler & Associates Limited	2,966	229,074
Meggitt plc	74,920	611,777
MTU Aero Engines AG	4,407	396,019
Northrop Grumman Corporation	28,351	2,615,947
Precision Castparts Corporation	34,096	7,202,439
QinetiQ plc	51,946	151,407
Raytheon Company	39,000	2,940,990
Rockwell Collins Incorporated	87,000	6,156,990
Rolls-Royce Holdings plc	179,299	3,092,494
Saab AB	5,318	97,508
Safran SA	23,164	1,285,558
Singapore Technologies Engineering Limited	264,000	817,762
Spirit AeroSystems Holdings Incorporated †	258,100	5,827,898
Teledyne Technologies Incorporated †	82,254	6,347,541
Textron Incorporated	191,500	5,159,010
Thales SA	9,751	480,410
TransDigm Group Incorporated	32,740	4,485,380
Triumph Group Incorporated	113,500	8,168,595
Ultra Electronics Holdings	5,405	155,444
United Technologies Corporation	196,859	19,705,586
Zodiac Aerospace SA	3,466	502,255

		143,800,765

Air Freight & Logistics: 0.60%
Bollore Investissement «	938	413,504
C.H. Robinson Worldwide Incorporated «	110,623	6,291,130
Deutsche Post AG	84,258	2,435,530
Expeditors International of Washington Incorporated	142,356	5,773,959
FedEx Corporation	68,600	7,364,896
Forward Air Corporation	58,500	2,154,555
Freightways Limited	37,588	120,968
Glovis Company Limited	5,038	846,093
Goodpack Limited	41,000	52,712

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	59

Security name	Shares	Value

Air Freight & Logistics (continued)
Hub Group Incorporated Class A †	70,701	$2,626,542
Kintetsu World Express Incorporated	4,600	164,255
Mainfreight Limited	9,747	79,844
Oesterreichische Post AG	4,954	206,511
Panalpina Welttransport Holdings AG	1,522	226,554
PostNL †	25,238	89,032
Singapore Post Limited	260,000	253,525
The Shibusawa Warehouse Company Limited	12,000	43,828
TNT Express NV	39,729	350,117
Toll Holdings Limited	126,473	611,375
United Parcel Service Incorporated Class B	165,400	14,154,932
UTI Worldwide Incorporated	238,107	3,931,147
Yamato Holdings Company Limited	82,700	1,769,510

		49,960,519

Airlines: 0.41%
Air China	534,000	339,729
Air France-KLM †	16,025	120,542
Airasia Bhd	365,000	286,195
Alaska Air Group Incorporated	154,598	8,753,339
All Nippon Airways Company Limited	215,000	436,545
Asiana Airlines †	21,610	92,985
Cathay Pacific Airways Limited	167,000	285,581
China Airlines †	594,775	207,906
Chorus Aviation Incorporated	63	141
Delta Air Lines Incorporated	583,100	11,504,563
Deutsche Lufthansa AG †	24,014	428,402
easyJet plc	22,179	424,384
Eva Airways Corporation †	355,165	187,900
International Consolidated Airlines - United Kingdom Exchange †	72,922	323,723
Korean Air Lines Company Limited †(a)	7,869	199,906
LAN Airlines SA	70,075	885,122
Malaysian Airline System Bhd †	230,670	22,061
Qantas Airways Limited †	203,671	246,915
Ryanair Holdings plc ADR	16,200	768,852
SAS AB †	22,716	43,113
Singapore Airlines Limited	90,200	668,514
Thai Airways International PCL	76,300	38,399
Turk Hava Yollari Anonim Ortakligi	148,808	458,726
US Airways Group Incorporated †«	417,800	6,751,648
Virgin Australia Holdings Limited †	177,317	61,550
Virgin Australia International Holdings †(a)	177,317	0
WestJet Airlines Limited	11,787	244,737

		33,781,478

Building Products: 0.48%
A.O. Smith Corporation	171,400	7,207,370
Aica Kogyo Company Limited	12,200	220,564
Asahi Glass Company Limited	228,000	1,326,347

60	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Shares	Value

Building Products (continued)
Assa Abloy AB Class B	30,983	$1,317,391
Bunka Shutter Company Limited	12,000	54,926
Central Glass Company Limited	41,000	124,851
Compagnie de Saint-Gobain	44,072	2,055,462
Daikin Industries Limited	56,300	2,695,541
Dynasty Ceramic PCL	101,100	168,029
Fortune Brands Home & Security Incorporated	118,478	4,364,730
Geberit AG	3,718	904,185
GWA International Limited	48,362	121,912
Hills Industries Limited	20,176	30,887
JS Group Corporation	55,900	1,124,481
KCC Corporation	1,033	387,903
Kingspan Group plc	16,453	254,635
Lennox International Incorporated	100,958	6,930,767
Lindab International AB †	10,324	93,139
Nibe Industrier AB Class B	13,413	241,854
Nichias Corporation	22,000	139,481
NICHIHA Corporation	5,800	74,311
Nippon Sheet Glass Company Limited †	171,000	184,754
Nitto Boseki Company Limited	38,000	138,821
Noritz Corporation	8,300	166,140
Rockwool International AS Class A «	500	79,224
Rockwool International AS Class B	400	63,144
Rovese SA †«	79,290	48,553
Sankyo Tateyama Incorporated	4,600	93,125
Sanwa Shutter Corporation	45,000	250,142
Sekisui Jushi Corporation	6,000	78,128
Simpson Manufacturing Company Incorporated	91,100	2,848,697
Taiwan Glass Industrial Corporation	343,581	313,633
Takara Standard Company Limited	24,000	172,326
Takasago Thermal Engineering Company	13,300	105,215
TOTO Limited	64,000	789,462
Trakya Cam Sanayi AS	31,241	32,676
Uponor Oyj	2,800	49,699
USG Corporation †	198,200	4,625,988
Vanachai Group PCL	331,800	26,181
Wienerberger AG	10,742	155,571

		40,060,245

Commercial Services & Supplies: 0.92%
ABM Industries Incorporated	115,674	2,793,527
Aeon Delight Company Limited	8,900	156,706
Aggreko plc	25,249	637,157
Babcock International Group plc	33,488	590,231
Bilfinger Berger AG	4,408	406,841
Brambles Limited	295,290	2,301,241
Brink’s Company	104,900	2,709,567
Cabcharge Australia Limited «	26,928	98,878
Caverion Corporation †	11,040	71,788

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	61

Security name	Shares	Value

Commercial Services & Supplies (continued)
Cintas Corporation	66,800	$3,190,368
Clean Harbors Incorporated †	118,604	6,740,265
Copart Incorporated †	73,490	2,334,777
Dai Nippon Printing Company Limited	124,000	1,195,495
Daiseki Company Limited	6,700	115,440
Davis Service Group plc	15,297	203,978
De La Rue plc	11,470	176,759
Deluxe Corporation	111,438	4,385,085
Downer EDI Limited	78,336	287,823
Duskin Company Limited	11,300	212,900
Edenred	13,908	416,300
G4S plc	126,965	511,025
Gategroup Holding AG †	1,692	41,007
Herman Miller Incorporated	134,100	3,415,527
HNI Corporation	98,700	3,304,476
HomeServe plc	13,090	49,094
Intrum Justitia AB	10,031	244,272
Itoki Corporation	1,000	4,582
K-Green Trust	25,027	19,787
Kaba Holding	280	113,676
KEPCO Plant Service & Engineering Company Limited	3,274	155,467
Kokuyo Company Limited	21,900	158,441
Kyodo Printing Company Limited	6,000	15,324
Loomis AB	8,827	189,851
Matsuda Sangyo Company Limited	1,800	23,362
Mineral Resources Limited	28,990	283,655
Mitie Group plc	40,984	175,967
Mitsubishi Pencil Company Limited	5,700	127,528
Moshi Moshi Hotline Incorporated	8,300	90,529
Nippon Kanzai Company Limited	500	8,384
Nissha Printing Company Limited †	7,200	119,182
Okamura Corporation	20,000	130,523
Oyo Corporation	3,900	56,645
Park24 Company Limited	21,100	365,257
Pilot Corporation	2,900	97,009
Pitney Bowes Incorporated «	142,000	2,317,440
PMP Limited †	14,400	4,358
Programmed Maintenance Services Limited	9,887	22,352
Progressive Waste Solutions Limited	12,017	291,041
Prosegur Compania de Seguridad SA	26,730	139,836
Regus plc	55,194	151,374
Rentokil Initial plc	173,799	270,824
Republic Services Incorporated	35,700	1,160,607
Ritchie Bros Auctioneers Incorporated «	6,229	114,964
Rollins Incorporated	53,000	1,311,750
RPS Group plc	38,863	150,156
RR Donnelley & Sons Company «	423,100	7,057,308
S1 Corporation Incorporated (Korea)	5,118	292,018
Salmat Limited	5,981	11,179
Sato Corporation	7,500	122,004

62	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Shares	Value

Commercial Services & Supplies (continued)
Secom Company Limited	40,800	$2,326,738
Securitas AB	25,461	268,133
Serco Group plc	48,699	412,830
Shanks Group plc	6,285	9,123
Societe BIC SA	2,766	318,027
Sohgo Security Services Company Limited	15,700	281,991
Stericycle Incorporated †	59,431	6,689,553
Taiwan Secom Company Limited	64,000	151,693
Tetra Tech Incorporated †	127,300	2,899,894
Tomra Systems ASA	7,776	69,566
Toppan Forms Company Limited	6,500	58,683
Toppan Printing Company Limited	124,000	907,057
Transcontinental Incorporated Class A	3,424	44,503
Transfield Services Limited	84,761	85,858
Transpacific Industries Group Limited †	162,245	139,500
Uchida Yoko Company Limited	2,000	5,431
United Stationers Incorporated	92,300	3,668,002
Waste Connections Incorporated	85,048	3,602,633
Waste Management Incorporated	52,253	2,113,111

		76,195,233

Construction & Engineering: 0.58%
Abengoa SA	2,020	5,999
Abengoa SA Class B	8,080	21,083
Actividades de Construccion y Servicios SA	16,221	456,256
Aecon Group Incorporated	8,690	106,676
Arcadis NV	6,464	160,184
Ausdrill Limited	37,875	49,108
Ausenco Limited	9,573	13,753
Balfour Beatty plc	61,174	233,685
Boart Longyear Group «	89,116	36,126
Bouygues SA	15,976	498,849
Budimex SA	489	13,687
Cardno Limited «	33,337	189,219
Carillion plc	47,881	212,903
CH Karnchang PCL	184,900	107,988
China Communications Construction Company Limited	1,015,779	774,595
China Machinery Engineering Corporation	175,000	99,154
China State Construction International Holdings Limited	316,000	508,508
Chiyoda Corporation	33,000	375,641
Chudenko Corporation	6,500	78,155
Cintra Concesiones de Infraestructuras de Transporte SA	38,349	635,379
Comsys Holdings Corporation	25,400	313,894
CTCI Corporation	123,000	205,127
Daelim Industrial Company Limited	6,425	503,186
Daewoo Engineering & Construction Company Limited †	31,654	209,458
Dialog Group Bhd	359,032	281,411
Doosan Heavy Industries & Construction Company Limited	13,384	511,768
Eiffage SA	4,842	256,717

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	63

Security name	Shares	Value

Construction & Engineering (continued)
EMCOR Group Incorporated	147,732	$5,553,246
FLSmidth & Company AS «	5,428	295,974
Fluor Corporation	112,200	7,116,846
Fomento de Construcciones y Contratas SA †	2,658	47,319
Gamuda Bhd	314,200	427,189
GMR Infrastructure Limited	111,348	23,082
Granite Construction Incorporated	81,700	2,313,744
GS Engineering & Construction Corporation	8,962	284,092
Hellenic Technodomiki Tev SA †	6,620	17,683
Henderson Investments Limited	18,000	1,344
Hibiya Engineering Limited	6,000	60,320
HKC Holdings Limited	217,196	7,131
Hochtief AG	4,214	298,812
Housing & Construction Holdings Limited	10,493	24,070
Hyundai Development Company	13,643	262,672
Hyundai Engineering & Construction Company Limited	17,322	890,769
IJM Corporation Bhd	221,620	372,806
Imtech NV †	48,710	118,237
Interchina Holdings Company †	960,000	81,549
Interserve plc	12,112	104,872
IRB Infrastructure Developers Limited	22,390	21,181
Italian-Thai Development PCL †	95,501	12,401
JGC Corporation	50,000	1,702,842
Kajima Corporation	203,000	720,603
Kandenko Company Limited	21,000	108,616
KBR Incorporated	94,800	2,830,728
KEPCO Engineering & Construction Company Incorporated	1,785	105,131
Kier Group plc	2,848	65,232
Kinden Corporation	32,000	313,937
Koninklijke Bam Groep NV	28,406	116,000
Koninklijke Boskalis Westminster NV	7,236	286,370
Kumho Industrial Company Limited †	3,489	50,604
Kyowa Exeo Corporation	21,600	231,908
Kyudenko Corporation	10,000	45,618
Lanco Infratech Limited †	198,580	15,261
Larsen & Toubro Limited	42,206	461,893
Larsen & Toubro Limited SP GDR	8,011	85,718
Leighton Holdings Limited «	28,368	436,011
Macmahon Holdings Limited	139,645	15,941
Maeda Corporation	31,000	164,668
Maeda Road Construction Company Limited	12,000	185,607
Malaysia Marine & Heavy Engineering	135,600	147,606
Malaysian Resources Corporation Bhd	265,450	116,090
Mirait Holdings Corporation	21,600	169,712
Monadelphous Group Limited «	17,086	281,084
NCC AB	8,600	224,805
Nippo Corporation	8,000	127,942
Nippon Densetsu Kogyo Company Limited	8,000	77,716
Nippon Koei Company Limited	7,000	23,674
Nishimatsu Construction Company Limited	77,000	175,790

64	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Shares	Value

Construction & Engineering (continued)
Obayashi Corporation	135,000	$764,453
Obrascon Huarte Lain SA	3,542	121,612
Okumura Corporation	38,000	140,488
Outotec Oyj «	15,988	207,057
Peab AB	21,523	119,453
Penta-Ocean Construction Company Limited	55,000	129,090
Polimex Mostostal SA †	86,564	4,017
Power Line Engineering PCL	244,400	13,363
Punj Lloyd Limited †	22,537	7,091
PYI Corporation Limited	111,318	2,724
Quanta Services Incorporated †	152,900	3,996,806
Sacyr Vallehermoso SA †	7,772	27,673
Samsung Engineering Company Limited	7,013	528,586
Sanki Engineering Company Limited	10,000	55,190
Shimizu Corporation	138,000	603,854
Sho-Bond Holdings Company Limited	4,700	184,926
Sino Thai Engineering & Construction PCL	374,529	214,083
Skanska AB	34,816	623,021
SNC-Lavalin Group Incorporated	14,400	540,974
Socam Development Limited	34,063	39,326
Strabag SE	1,052	22,587
Taihei Dengyo Kaisha Limited	7,000	49,731
Taikisha Limited	8,000	177,022
Taisei Corporation	216,000	880,330
Tekfen Holding AS	41,044	85,395
Toa Corporation †	31,000	42,698
Toda Corporation	49,000	146,431
Toenec Corporation	9,000	48,218
Tokyo Energy & Systems Incorporated	1,000	4,773
Tokyu Construction Company Limited †	17,380	40,818
Toshiba Plant Systems & Services Corporation	6,000	96,193
Totetsu Kogyo Company Limited	5,900	113,187
Toyo Engineering Corporation	28,000	109,711
United Construction Group Limited	30,880	202,903
United Engineers Limited	59,000	78,512
Vinci SA	57,158	2,949,175
Voltas Limited	51,077	51,651
YIT Oyj	11,040	151,536
Yokogawa Bridge Holdings Corporation	8,000	98,278

		48,153,891

Electrical Equipment: 0.93%
ABB Limited	205,224	4,389,294
ABB Limited (India)	14,757	100,065
Acuity Brands Incorporated	94,222	8,055,981
Alstom SA	20,310	715,215
AMETEK Incorporated	167,768	7,200,603
Bharat Heavy Electricals limited	122,363	220,228
Brady Corporation Class A	104,500	3,448,500

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	65

Security name	Shares	Value

Electrical Equipment (continued)
China High Speed Transmission Equipment Group Company Limited †	130,000	$55,067
Chiyoda Integre Company Limited	1,900	23,485
Cosel Company Limited	4,900	55,905
Crompton Greaves Limited	60,032	73,605
Daihen Corporation	18,000	64,453
Denyo Company Limited	3,200	35,642
Eaton Corporation plc	52,837	3,345,639
Elswedy Cables Holding Company	9,692	29,247
Emerson Electric Company	80,300	4,847,711
Fuji Electric Holdings Company Limited	123,000	450,429
Fujikura Limited	69,000	232,811
Furukawa Electric Company Limited	135,000	269,761
Futaba Corporation	6,900	79,390
Gamesa Corporation Tecnologica SA †	8,248	57,770
General Cable Corporation	112,400	3,431,572
GS Yuasa Corporation	79,000	388,452
Hubbell Incorporated Class B	38,400	3,892,224
Huber & Suhner AG	893	43,429
Idec Corporation	4,700	39,648
Johnson Electric Holdings Limited	219,000	143,540
Legrand SA	23,684	1,200,635
LS Cable Limited	4,511	285,779
LS Industrial Systems Company Limited	3,641	202,178
Mabuchi Motor Company Limited	5,800	285,446
Mitsubishi Electric Corporation	408,000	4,033,596
Neo Neon Holdings Limited †	163,500	34,205
Nexans SA	1,685	95,414
Nidec Corporation	24,504	1,830,318
Nippon Carbon Company Limited	11,000	18,010
Nippon Signal Company Limited	10,900	72,677
Nissin Electric Company Limited	8,000	46,180
Nitto Kogyo Corporation	9,700	150,789
Nordex AG †	816	9,494
Ormat Industries †	3,095	18,567
Osram Licht AG †	7,623	305,170
Polypore International Incorporated †«	92,900	3,971,475
Prysmian SpA	18,370	407,327
Regal-Beloit Corporation	98,971	6,304,453
Roper Industries Incorporated	68,245	8,441,907
Sanyo Denki Company Limited	6,000	46,439
Schneider Electric Infrastructure Limited †	5,981	5,291
Schneider Electric SA	52,663	4,027,738
SGL Carbon AG «	3,056	96,738
Shihlin Electric	118,000	141,957
Showa Electric Wire †	47,000	35,686
Silitech Technology Corporation	35,379	47,914
Sumitomo Electric Industries Limited	151,000	2,017,225
Suzlon Energy Limited †	89,769	8,096
TECO Electric & Machinery Company Limited	303,000	315,843
Toyo Tanso Company Limited	1,300	21,729

66	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Shares	Value

Electrical Equipment (continued)
Ushio Incorporated	25,200	$280,512
Vestas Wind Systems AS †	15,405	288,126
Walsin Lihwa Corporation †	600,000	176,238
Ya Hsin Industrial Company Limited †(a)	40,000	0
Zhuzhou CSR Times Electric Company Limited	98,000	307,743

		77,220,561

Industrial Conglomerates: 1.08%
3M Company	70,900	8,052,822
Aboitiz Equity Ventures Incorporated	548,400	564,677
Aditya Birla Nuvo Limited	5,674	97,540
Alfa SA de CV	640,700	1,589,642
Alliance Global Group Incorporated	970,700	563,076
Antarchile SA	32,607	469,694
Beijing Enterprises Holdings Limited	104,500	739,668
Berjaya Corporation Bhd	359,200	61,164
Bidvest Group Limited	60,840	1,495,162
Boustead Holdings Bhd	80,800	124,377
CITIC Pacific Limited «	268,000	309,011
CJ Corporation	4,217	403,163
Clal Industries and Investments	2,926	12,270
Compagnie Industriali Riunite †	19,942	28,106
CSR Limited	80,329	160,175
Danaher Corporation	135,394	8,871,015
DCC plc - United Kingdom Exchange	9,251	367,358
Discount Investment Corporation †	1,353	7,198
DMCI Holdings Incorporated	161,600	174,491
Dogan Sirketler Grubu Holdings †	170,145	71,360
Doosan Corporation	1,651	205,246
Enka Insaat Ve Sanayi AS	86,655	205,598
Far Eastern Textile Company Limited	861,685	922,681
Gallant Venture Limited †	42,000	9,347
General Electric Company	1,154,807	26,722,234
Hong Leong Asia Limited	11,000	12,271
Hopewell Holdings	123,000	389,140
Hutchison Whampoa Limited	437,000	5,051,406
Jaiprakash Associates Limited	205,052	102,587
Jardine Matheson Holdings Limited	48,069	2,551,265
Jardine Strategic Holdings Limited	39,310	1,272,898
JG Summit Holdings	615,492	503,988
Katakura Industries Company Limited	5,400	62,416
Keihan Electric Railway Company Limited	109,000	438,188
Keppel Corporation Limited	270,051	2,133,735
Koc Holding AS	126,301	505,826
Koninklijke Philips Electronics NV	94,124	2,910,507
LG Corporation	30,910	1,857,405
MMC Corporation Bhd	109,200	83,043
Nisshinbo Industries Incorporated	31,000	227,149
NWS Holdings Limited	266,746	397,466

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	67

Security name	Shares	Value

Industrial Conglomerates (continued)
Quinenco SA	50,608	$126,954
Rheinmetall Berlin	3,555	174,700
Samsung Techwin Company Limited	9,105	542,236
San Miguel Corporation	214,380	360,263
SembCorp Industries Limited	165,000	630,698
Shanghai Industrial Holdings Limited	103,000	336,188
Shun Tak Holdings Limited	294,250	152,147
Siemens AG	76,232	8,074,192
Siemens India Limited	21,727	142,426
Sime Darby Bhd	544,140	1,554,377
SK Corporation	7,547	1,266,165
SM Investments Corporation	70,518	1,055,869
Smiths Group plc	35,162	698,204
Sonae SGPS SA	93,661	102,720
Tokai Holdings Corporation	26,800	93,405
Toshiba Corporation	806,000	3,176,242
Turk Sise Ve Cam Fabrikalari AS	116,254	148,829
Yazicilar Holding AS	9,222	86,143

		89,448,123

Machinery: 2.80%
Aalberts Industries NV	10,973	273,397
AG Growth International Incorporated	1,000	33,485
AGCO Corporation	62,400	3,529,344
Aida Engineering Limited	11,300	89,850
Airtac International Group	16,050	105,440
Alfa Laval AB	28,699	619,772
Amada Company Limited	76,000	557,420
Andritz AG	7,071	389,240
Asahi Diamond Industrial Company Limited	12,000	112,130
Ashok Leyland Limited	317,592	57,735
Atlas Copco AB Class A	61,897	1,670,674
Atlas Copco AB Class B	37,370	916,687
ATS Automation Tooling Systems Incorporated †	4,800	57,830
Austal Limited †	9,718	7,266
Bando Chemical Industries Limited	15,000	56,589
Bodycote plc	18,289	177,985
Bradken Limited «	24,231	122,342
Bucher Industries AG	862	211,560
Cargotec Corporation	3,652	123,548
Caterpillar Incorporated	153,000	12,628,620
Chart Industries Incorporated †	66,700	7,615,806
China Rongsheng Heavy Industry Group Company Limited †	450,000	52,534
Chugai Ro Company Limited	15,000	34,401
CKD Corporation	12,000	90,095
Clarcor Incorporated	109,338	5,856,143
Colfax Corporation †	53,864	2,805,776
Construcciones y Auxiliar de Ferrocarriles SA	139	61,754
Cosco Corporation Singapore Limited	190,000	99,524

68	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Shares	Value

Machinery (continued)
CSBC Corporation Taiwan	43,102	$26,225
Cummins India Limited	13,858	82,515
Daewoo Shipbuilding & Marine Engineering Company Limited	28,300	749,907
Daifuku Company Limited	21,500	200,585
Deere & Company	90,300	7,552,692
Donaldson Company Incorporated	93,200	3,284,368
Doosan Infracore Company Limited †	19,520	236,333
Dover Corporation	109,800	9,338,490
Ebara Corporation	76,000	401,956
ESCO Technologies Incorporated	52,000	1,593,800
FANUC Limited	36,100	5,478,522
Fiat Industrial SpA	78,164	934,905
Flowserve Corporation	98,500	5,495,315
Fuji Machine Manufacturing Company Limited	17,200	155,782
Fujitec Company Limited	13,000	135,743
Furukawa Company Limited	61,000	123,932
GEA Group AG	16,445	665,069
Georg Fischer AG	456	247,104
Gildemeister AG	3,643	81,033
Glory Limited	13,000	270,662
Graco Incorporated	42,200	2,932,478
Haitian International Holdings Limited	106,000	194,853
Hanjin Heavy Industries & Construction Company Limited †	10,385	113,389
Hanjin Heavy Industries & Construction Holdings Company Limited	2,009	13,394
Heidelberger Druckmaschinen AG †	10,670	28,774
Hino Motors Limited	62,000	803,203
Hisaka Works Limited	5,000	43,956
Hitachi Construction Machinery Company Limited	18,600	361,919
Hitachi Koki Company Limited	9,300	69,358
Hitachi Zosen Corporation	153,000	222,693
Hiwin Technologies Corporation	55,156	359,009
Hoshizaki Electric Company Limited	12,000	397,509
Hosokawa Micron Corporation	4,000	24,895
Hyundai Heavy Industries Company Limited	10,031	2,042,524
Hyundai Mipo Dockyard Company Limited	2,652	320,091
IDEX Corporation	56,663	3,364,082
IMI plc	33,411	743,637
Ingersoll-Rand plc	32,900	1,945,706
Invensys plc	62,213	472,947
Iseki & Company Limited	44,000	140,680
Ishikawajima-Harima Heavy Industries Company Limited	278,000	1,116,669
Jain Irrigation Systems Limited	39,865	30,285
Jain Irrigation Systems Limited (Differential Voting Rights)	1,993	752
Japan Steel Works	72,000	366,023
Jaya Holdings Limited	61,000	29,823
Joy Global Incorporated	68,200	3,349,984
JTEKT Corporation	46,600	602,566
Juki Corporation †	7,000	10,525
Kawasaki Heavy Industries Limited	321,000	1,112,838
KCI Konecranes Oyj «	3,753	116,801

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	69

Security name	Shares	Value

Machinery (continued)
Kennametal Incorporated	183,700	$7,810,924
Kitz Corporation	21,100	89,705
Komatsu Limited	187,030	4,062,089
Komori Corporation	11,000	125,828
Kone Oyj	19,229	1,569,701
KOPEX SA	1,096	3,330
Krones AG	626	53,056
Kubota Corporation	224,865	3,039,894
Kurita Water Industries Limited	21,400	429,633
Kyokuto Kaihatsu Kogyo Company	6,900	71,428
Lonking Holdings Limited †	385,000	80,444
Makino Milling Machine Company Limited	25,000	141,110
Makita Corporation	26,900	1,412,719
Makita Corporation ADR	1	53
MAN AG	3,130	357,743
Manitowoc Company Incorporated	311,446	6,222,691
Max Company Limited	6,000	67,722
Meidensha Corporation	41,000	133,718
Melrose Industries plc	114,459	522,968
Metso Oyj	12,945	496,792
Meyer Burger Technology AG †	5,526	55,970
Minebea Company Limited «	73,000	312,442
Mitsubishi Heavy Industries Limited	642,000	3,502,277
Mitsuboshi Belting Company Limited	10,000	45,696
Mitsui Engineering & Shipbuilding Company Limited	152,000	273,164
Miura Company Limited	7,400	189,838
Morgan Advanced Materials plc	21,660	98,804
Mori Seiki Company Limited	18,400	250,931
Morita Holdings Corporation	7,000	49,964
Mueller Industries Incorporated	55,800	2,987,532
Nabtesco Corporation	21,700	463,338
Nachi-Fujikoshi Corporation	45,000	220,906
Namura Shipbuilding Company Limited	1,000	9,537
Navistar International Corporation †«	176,321	6,042,521
NGK Insulators Limited	58,000	799,523
Nippon Sharyo Limited	14,000	70,124
Nippon Thompson Company Limited	13,000	59,782
Nitta Corporation	3,300	62,738
Nitto Kohki Company Limited	2,300	41,359
NKT Holding AS	1,131	50,968
Nordson Corporation	42,042	2,802,099
NORITAKE Company Limited	17,000	41,593
NSK Limited	90,000	833,741
NTN Corporation †	101,000	369,877
OILES Corporation	4,980	107,390
Okuma Corporation	29,000	217,485
Organo Corporation	6,000	29,395
OSG Corporation	18,700	297,212
Oshkosh Corporation †	56,500	2,537,980
Paccar Incorporated	42,700	2,289,147

70	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Shares	Value

Machinery (continued)
Pall Corporation	80,100	$5,538,114
Rieter Holding AG	164	29,956
Rotork plc	7,725	324,580
Ryobi Limited	20,000	76,711
Samsung Heavy Industries Company Limited	44,830	1,584,224
Sandvik AB	105,184	1,405,707
Sany Heavy Equipment International Holdings Company Limited	183,000	53,155
Sasebo Heavy Industries Company Limited †	4,000	3,437
Scania AB Class B	29,534	589,609
Schindler Holding AG	2,474	334,042
Schindler Holding AG (Participation Certificate)	5,042	694,492
SembCorp Marine Limited	147,200	480,885
Shima Seiki Manufacturing Limited	4,400	84,381
Shin Zu Shing Company Limited	13,649	28,708
Shinmaywa Industries Limited	11,000	80,688
Shinwa Company Limited Nagoya	500	5,416
Singamas Container Holding	180,000	40,669
Sinotruk Hong Kong Limited	86,000	42,136
Sintokogio Limited	10,700	75,662
SKF AB Class A	976	25,934
SKF AB Class B	35,091	928,744
SMC Corporation	13,000	2,707,861
Sodick Company Limited	9,500	41,390
Spirax Sarco Engineering plc	7,794	359,362
Stanley Black & Decker Incorporated	103,900	8,858,514
STX Corporation Company Limited	5,248	19,100
STX Offshore & Shipbuilding Company Limited †	6,438	24,477
Sulzer AG	2,037	296,759
Sumitomo Heavy Industries Limited	116,000	520,808
Tadano Limited	23,000	319,525
TAKUMA Company Limited	14,000	120,931
Terex Corporation †	259,400	7,522,600
The Middleby Corporation †	41,400	7,697,916
The Timken Company	51,200	2,870,272
Thermax India Limited	11,575	94,674
THK Company Limited	25,700	495,672
Tocalo Company Limited	2,700	39,065
Torishima Pump Manufacturing Company Limited	4,800	44,757
Toro Company	126,570	6,684,162
Toshiba Machine Company Limited	18,000	74,635
Trelleborg AB Class B	21,858	368,626
Trinity Industries Incorporated	184,779	7,801,369
Triyards Holdings Limited †	7,100	3,471
Tsubakimoto Chain Company	30,000	200,348
Tsugami Corporation	18,000	79,393
Tsukishima Kikai Company Limited	5,000	50,287
Union Tool Company	2,300	44,456
United Tractors	352,380	508,219
Vallourec SA	11,082	664,367
Valmont Industries Incorporated	16,177	2,183,248

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	71

Security name	Shares	Value

Machinery (continued)
Vesuvius plc	23,880	$170,921
Volvo AB Class A	43,600	626,515
Volvo AB Class B	132,230	1,903,483
Vossloh AG	978	80,596
Wabco Holdings Incorporated †	44,800	3,493,952
Wabtec Corporation	66,280	3,878,706
Wartsila Oyj	17,118	797,008
WEG SA	44,600	523,397
Weir Group plc	19,255	649,795
Woodward Governor Company	133,200	5,136,192
Xylem Incorporated	118,881	2,945,871
Yangzijiang Shipbuilding Holdings Limited «	446,000	329,667
Yungtay Engineering Company Limited	78,000	179,967
Zardoya Otis SA †(a)	560	8,247
Zardoya-Otis SA «	13,991	206,071
Zoomlion Heavy Industry Class H «	306,400	237,471

		232,839,502

Marine: 0.15%
A.P. Moller Maersk AS Class A	40	322,574
A.P. Moller Maersk AS Class B	129	1,098,124
Chinese Maritime Transport Limited	6,000	6,755
Compagnie Maritime Belge SA	227	5,370
Daiichi Chuo Kisen Kaisha †	12,000	10,880
DS Norden AS	1,300	45,924
Evergreen Marine Corporation (Taiwan) Limited †	333,298	187,592
Hanjin Shipping Company Limited †	16,785	128,927
Hanjin Shipping Holding Company Limited †	11,912	48,993
Hyundai Merchant Marine Company Limited †	14,287	238,749
Iino Kaiun Kaisha Limited	15,900	81,923
Inui Steamship Company Limited †	1,100	3,395
Kawasaki Kisen Kaisha Limited	178,000	398,342
Kirby Corporation †	39,118	3,146,261
Kuehne & Nagel International AG	5,401	672,279
Malaysian Bulk Carriers Bhd	14,000	7,020
Matson Incorporated	97,649	2,600,393
MISC Bhd †	83,700	120,272
Mitsui OSK Lines Limited †	228,000	894,053
Neptune Orient Lines Limited †	184,000	149,547
Nippon Yusen Kabushiki Kaisha	322,000	910,637
Orient Overseas International Limited	30,500	167,405
Pacific Basin Shipping Limited	252,000	157,394
Precious Shipping PCL	70,800	32,552
Regional Container Lines PCL †	73,800	13,068
Shih Wei Navigation Company Limited	34,209	22,598
Shinwa Kaiun Kaisha Limited †	2,000	3,450
Shipping Corporation of India Limited †	33,100	15,364
Sincere Navigation Corporation	128,800	108,368
STX Pan Ocean Company Limited - Korea Exchange †	3,981	7,982
STX Pan Ocean Company Limited - Singapore Exchange †	9,000	18,344

72	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Shares	Value

Marine (continued)
Taiwan Navigation Company Limited	20,000	$15,349
Thoresen Thai Agencies PCL †	114,576	51,967
U-Ming Transport Corporation	113,000	173,779
Wan Hai Lines Limited	209,212	112,840
Yang Ming Marine Transport †	285,357	124,393

		12,102,863

Professional Services: 0.53%
Acacia Research-Acacia Technologies	99,300	2,181,621
Adecco SA	12,375	777,694
ALS Limited «	69,436	565,170
Bureau Veritas SA	23,580	711,100
Capita plc	61,090	903,402
Corporate Executive Board Company	72,700	4,713,868
Dun & Bradstreet Corporation	27,495	2,735,203
Experian Group Limited	96,629	1,691,906
Hays plc	95,742	151,892
IHS Incorporated Class A †	35,823	3,838,434
Intertek Group plc	15,050	746,173
Manpower Incorporated	49,500	3,210,075
MEITEC Corporation	7,200	177,826
Michael Page International plc	20,623	147,719
Nielsen Holdings NV	144,293	4,978,109
Poyry Oyj †	835	4,082
Q-Cells AG †	3,594	95
Randstad Holdings NV	9,220	428,040
Robert Half International Incorporated	89,500	3,156,665
SAI Global Limited	30,724	116,108
SEEK Limited	58,955	558,513
SGS SA	519	1,180,295
Stantec Incorporated	3,535	162,168
Teleperformance	6,495	292,357
Temp Holdings Company Limited «	5,500	118,689
The Advisory Board Company †	79,500	4,354,215
USG People NV	3,016	21,908
Verisk Analytics Incorporated Class A †	100,924	6,275,454
WS Atkins plc	8,888	162,135

		44,360,916

Road & Rail: 1.05%
Asciano Group	170,137	839,476
Aurizon Holdings Limited	59,294	239,316
Canadian National Railway Company	40,600	3,807,527
Canadian Pacific Railway Limited	14,300	1,681,706
Central Japan Railway Company	36,000	4,098,712
ComfortDelGro Corporation Limited	275,000	396,154
Container Corporation of India	8,679	136,858
CSX Corporation	123,600	3,041,796
DSV AS	17,460	458,076

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	73

Security name	Shares	Value

Road & Rail (continued)
East Japan Railway Company	72,700	$5,560,199
Evergreen International Storage & Transport Corporation	124,000	76,701
Firstgroup plc	137,119	243,517
Fukuyama Transporting Company Limited	37,000	221,772
Genesee & Wyoming Incorporated †	34,140	2,955,841
Go-Ahead Group plc	3,179	73,088
Hankyu Hanshin Holdings Incorporated	244,000	1,313,478
Hitachi Transport System Limited	8,700	115,374
J.B. Hunt Transport Services Incorporated	62,414	4,493,808
Kansas City Southern	75,918	8,003,276
Keihin Electric Express Railway Company Limited	101,000	861,439
Keio Corporation	110,000	741,547
Keisei Electric Railway Company Limited	66,000	624,405
Kintetsu Corporation «	329,000	1,217,982
Korea Express Company Limited †	2,016	182,674
Landstar System Incorporated	102,494	5,601,297
Maruzen Showa Unyu Company Limited	16,000	49,607
MTR Corporation Limited	250,208	942,307
Nagoya Railroad Company Limited «	169,000	471,579
Nankai Electric Railway Company Limited	100,000	372,031
National Express Group plc	29,635	121,345
Nippon Express Company Limited	185,000	862,547
Nippon Konpo Unyu Soko Company Limited	12,800	197,748
Nishi-Nippon Railroad Company Limited	75,000	287,807
Norfolk Southern Corporation	38,100	2,749,296
Odakyu Electric Railway Company Limited	122,000	1,110,116
Old Dominion Freight Line Incorporated †	155,453	6,749,769
Ryder System Incorporated	37,136	2,065,133
Sagami Railway Company Limited	88,000	330,494
Sankyu Incorporated	56,000	177,631
SBS Transit Limited	1,684	1,793
SEINO Holdings Company Limited	34,000	302,009
Senko Company Limited	15,000	71,448
SMRT Corporation Limited	98,000	99,818
Stagecoach Group plc	49,321	244,113
Tobu Railway Company Limited	207,000	1,038,932
Tokyu Corporation	216,000	1,381,649
TransForce Incorporated	6,211	122,593
Transport International Holdings Limited	45,600	100,209
Union Pacific Corporation	108,600	16,674,444
Werner Enterprises Incorporated	104,474	2,407,081
West Japan Railway Company	38,400	1,580,794

		87,498,312

Trading Companies & Distributors: 0.86%
Adani Enterprises Limited	63,989	136,534
Air Lease Corporation	164,148	4,235,018
Applied Industrial Technologies Incorporated	91,100	4,338,182
Ashtead Group plc	48,201	480,421

74	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Shares	Value

Trading Companies & Distributors (continued)
Barloworld Limited	44,693	$381,270
BayWa AG	313	15,002
Beacon Roofing Supply Incorporated †	107,100	3,890,943
Brenntag AG	4,811	731,596
Bunzl plc	31,676	668,497
China Daye Non-Ferrous Metal Mining Limited †	660,000	16,456
Daewoo International Corporation	7,912	247,983
Daiichi Jitsugyo Company Limited	10,000	39,897
Emeco Holdings Limited	72,033	11,420
Fastenal Company	66,624	2,930,790
Finning International Incorporated	16,500	327,713
GATX Corporation	102,934	4,658,793
Grafton Group plc	18,582	157,304
Hanwa Company Limited	40,000	172,087
Inaba Denki Sangyo Company Limited	4,100	113,564
Inabata & Company Limited	8,900	76,074
Itochu Corporation	301,400	3,392,928
Iwatani International Corporation	49,000	175,058
Japan Pulp & Paper Company Limited	25,000	76,499
Kanamoto Company Limited	6,000	138,195
Kanematsu Corporation †	81,000	86,909
Kloeckner & Company †	8,856	114,200
Kuroda Electric Company Limited	5,800	77,199
LG International Corporation	5,460	154,359
Marubeni Corporation	331,000	2,390,757
Misumi Group Incorporated	15,400	376,779
Mitsubishi Corporation	303,800	5,651,833
Mitsubishi Corporation ADR	33	1,233
Mitsui & Company Limited	346,200	4,787,556
Mitsui & Company Limited ADR	263	72,831
MSC Industrial Direct Company	32,225	2,449,100
Nagase & Company Limited	24,600	292,484
Nichiden Corporation	3,600	82,973
Noble Group Limited	918,576	580,621
Okaya & Company Limited	5,500	63,729
Onoken Company Limited	700	6,693
Paperlinx Limited †	60,182	3,107
Ramirent Oyj	11,459	123,218
Reece Australia Limited	12,985	289,039
Rexel SA	7,350	169,071
Russel Metals Incorporated	4,649	116,170
Samsung Corporation	34,243	1,758,304
Seven Network Limited	22,953	152,991
SIG plc	78,253	212,579
SK Networks Company Limited	31,860	188,575
Sojitz Corporation	240,500	427,163
Sumitomo Corporation	237,900	2,997,042
Tat Hong Holdings Limited	7,000	4,626
Toromont Industries Limited	6,843	146,436
Toyota Tsusho Corporation	45,600	1,042,081

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	75

Security name	Shares	Value

Trading Companies & Distributors (continued)
Travis Perkins plc	23,342	$569,640
Trusco Nakayama Corporation	3,400	61,962
W.W. Grainger Incorporated	14,780	3,655,833
Wakita & Company Limited	7,000	76,263
Watsco Incorporated	65,295	5,863,491
WESCO International Incorporated †	97,024	7,157,460
Wolseley plc	27,016	1,366,173
Yamazen Corporation	18,000	111,105
Yuasa Trading Company Limited	38,000	64,575

		71,158,384

Transportation Infrastructure: 0.17%
Abertis Infraestructuras SA	36,273	640,472
Aeroports de Paris	3,323	324,353
Airports of Thailand PCL	53,200	270,214
Ansaldo STS SpA	5,958	51,621
Atlantia SpA	28,791	519,373
Auckland International Airport Limited	185,755	441,309
Bangkok Expressway PCL	48,400	51,121
BBA Aviation plc	37,408	178,581
Beijing Capital International Airport Company Limited Class H	316,000	206,321
Bintulu Port Holdings Bhd	6,400	15,117
China Merchants Holdings International Company Limited	265,537	893,254
Cia de Concessoes Rodoviarias	204,620	1,487,943
Cosco Pacific Limited	382,753	559,949
Flughafen Wien AG	1,004	64,278
Flughafen Zuerich AG	455	231,143
Fraport AG	3,869	249,832
Gemina SpA †	107,844	214,131
Groupe Eurotunnel SA	53,575	398,123
Hamburger Hafen Und Logistik AG	1,110	24,824
Hong Kong Aircraft Engineering Company Limited	10,000	135,262
Hopewell Highway Infrastructure Limited	167,500	79,837
Hutchison Port Holdings Trust	977,000	721,366
International Container Term Services Incorporated	175,300	371,911
Japan Airport Terminal Company Limited	13,800	251,909
Kamigumi Company Limited	48,000	382,157
Macquarie Atlas Roads Limited	53,146	110,688
Malaysia Airports Holdings Bhd	102,257	217,293
Mitsubishi Logistics Corporation	30,000	383,310
Mitsui-Soko Company Limited	20,000	92,483
Mundra Port & Special Economic Zone Limited	99,788	189,817
Nissin Corporation	18,000	48,376
Port of Tauranga Limited	9,453	106,881
PT Jasa Marga Tbk	395,500	196,835
Shenzhen International Holdings	1,997,500	248,946
SIA Engineering Company	42,000	151,309
Singapore Airport Terminal Services Limited	108,666	256,087
Societa Iniziative Autostradali e Servizi SpA	1,409	12,886

76	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Shares	Value

Transportation Infrastructure (continued)
Sumitomo Warehouse Company Limited	29,000	$152,142
Sydney Airport Holdings Limited	136,159	457,321
TAV Havalimanlari Holding AS	40,981	220,049
Transurban Group	290,891	1,742,799
Veripos Incorporated	2,340	7,647
Westshore Terminals Investment Corporation	8,100	225,705
Zhejiang Expressway Company Limited	338,000	282,467

		13,867,442

Information Technology: 14.90%

Communications Equipment: 1.14%
AAC Technologies Holdings Incorporated	157,000	714,531
ADTRAN Incorporated	140,300	3,384,036
Aiphone Company Limited	2,600	42,255
Alcatel SA †«	228,967	589,750
ARRIS Group Incorporated †	260,100	4,075,767
Aruba Networks Incorporated †	214,600	3,568,798
Blackberry Limited †«	42,015	424,418
Brocade Communications Systems Incorporated †	323,236	2,391,946
BYD Electronic International Company Limited †	64,000	28,110
China Wireless Technologies Limited	296,000	119,674
Ciena Corporation †	223,380	4,449,730
Cisco Systems Incorporated	596,849	13,912,550
Comba Telecom Systems Holdings Limited †	120,212	37,954
Compal Communications Incorporated	40,025	50,057
D-Link Corporation	73,749	40,048
Denki Kogyo Company Limited	13,000	75,445
EVS Broadcast Equipment SA	552	37,471
F5 Networks Incorporated †	56,538	4,714,138
Finisar Corporation †	209,100	4,280,277
Harris Corporation	70,300	3,981,089
Hitachi Kokusai Electric Incorporated	9,000	91,625
HTC Corporation	165,691	861,413
Icom Incorporated	2,000	42,057
InterDigital Incorporated	81,632	2,901,201
Japan Radio Company Limited †	2,000	6,533
Nokia Oyj †	354,521	1,375,475
Polycom Incorporated †	398,590	3,957,999
QUALCOMM Incorporated	402,197	26,657,617
Riverbed Technology Incorporated †	126,673	1,955,831
Spirent plc	75,771	147,818
Telefonaktiebolaget LM Ericsson Class A	3,200	35,859
Telefonaktiebolaget LM Ericsson Class B	289,375	3,403,277
Viasat Incorporated †	90,200	5,748,446
VTech Holdings Limited	27,900	409,694
Zinwell Corporation	23,446	23,529

		94,536,418

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	77

Security name	Shares	Value

Computers & Peripherals: 2.25%
3D Systems Corporation †«	63,900	$3,284,460
Acer Incorporated †	625,517	414,754
Advantech Company Limited	61,701	312,613
Apple Incorporated	218,488	106,414,580
ASUSTeK Computer Incorporated	161,601	1,282,101
BenQ Corporation †	171,392	39,856
Catcher Technology Company Limited	156,614	740,624
Chicony Electronics Company Limited	115,384	266,203
Clevo Company	125,978	244,771
CMC Magnetics Corporation †	511,000	82,879
Compal Electronic Incorporated	929,754	623,115
Dell Incorporated	174,400	2,401,488
Diebold Incorporated	138,836	3,926,282
Eizo Nanao Corporation	3,500	74,457
Electronics For Imaging Incorporated †	106,878	3,129,388
Elitegroup Computer Systems	43,672	17,135
EMC Corporation	489,020	12,606,936
Foxconn Technology Company Limited	258,846	656,292
Gemalto NV	6,728	774,232
Gigabyte Technology Company Limited	100,000	90,007
Hewlett-Packard Company	215,415	4,812,371
Inventec Company Limited	871,583	706,868
Jess Link Products Company Limited †	37,143	32,091
Lenovo Group Limited	1,428,000	1,377,086
Lexmark International Incorporated	138,800	4,741,408
Lite-On Technology Corporation	527,884	892,109
Logitech International SA «	18,355	134,234
Melco Holdings Incorporated	2,000	25,656
Micro-Star International Company Limited	112,218	65,453
Mitac International Corporation	366,131	117,118
NEC Corporation	500,149	1,056,584
NetApp Incorporated	88,981	3,696,271
Pegatron Corporation †	375,150	576,981
Quanta Computer Incorporated	713,766	1,494,478
Ritek Corporation †	272,159	47,953
SanDisk Corporation	167,700	9,253,686
Seagate Technology plc	204,707	7,844,372
Seiko Epson Corporation	26,800	375,226
Synaptics Incorporated †	66,200	2,559,292
TPV Technology Limited	122,000	24,005
Wacom Company Limited	32,000	273,086
Western Digital Corporation	136,500	8,463,000
Wincor Nixdorf AG	2,644	165,879
Wistron Corporation	522,548	466,533

		186,583,913

Electronic Equipment, Instruments & Components: 1.41%
ALPS Electric Company Limited	34,900	248,603
Amano Corporation	12,600	125,538

78	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Anixter International Incorporated †	59,341	$4,958,534
Anritsu Corporation	23,000	279,148
Arisawa Manufacturing Company Limited	3,400	18,343
Arrow Electronics Incorporated †	67,114	3,115,432
AU Optronics Corporation †	1,793,319	700,366
Avnet Incorporated	87,938	3,390,889
Benchmark Electronics Incorporated †	127,204	2,794,672
Calcomp Electronics PCL	243,600	19,070
Canon Electronics Incorporated	3,800	66,626
Celestica Incorporated †	22,738	241,779
Cheng Uei Precision Industry Company Limited	71,855	142,702
Chroma ATE Incorporated	84,624	195,157
Chunghwa Picture Tubes Limited †	608,075	35,386
Citizen Holdings Company Limited	63,500	407,658
CMK Corporation	4,800	13,240
Cognex Corporation	88,000	5,014,240
Corning Incorporated	178,400	2,504,736
Daishinku Corporation	6,000	23,263
Daiwabo Company Limited	29,000	47,957
Delta Electronics Incorporated	403,531	1,816,703
Delta Electronics Thailand PCL	22,600	30,716
Digital China Holdings Limited	160,000	175,721
Dolby Laboratories Incorporated Class A «	95,826	3,011,811
EIFAmphenol Corporation Class A	110,134	8,344,853
Electrocomponents plc	44,350	178,165
Enplas Corporation	3,900	286,047
ESPEC Corporation	3,600	24,857
Everlight Electronics Company Limited	83,210	132,518
Evertz Technologies Limited	1,640	22,499
FEI Company	84,900	6,645,972
FIH Mobile Limited †	528,000	341,964
FUJIFILM Holdings Corporation	93,000	2,017,828
Hakuto Company Limited	4,800	43,227
Halma plc	39,753	336,647
Hamamatsu Photonics	14,100	454,053
Hana Microelectronics PCL	194,800	128,293
Hannstar Display Corporation †	806,481	326,083
Hexagon AB	23,900	685,690
Hi Sun Technology China Limited †	309,000	53,910
Hioki EE Corporation	900	12,547
Hirose Electric Company Limited	6,300	825,418
Hitachi High Technologies Corporation	12,500	250,802
Hitachi Limited	891,000	5,330,033
Hon Hai Precision Industry Company Limited	2,298,726	6,199,359
Horiba Limited	8,200	264,264
Hosiden Corporation	12,200	64,473
Hoya Corporation	83,600	1,772,367
Ibiden Company Limited	27,700	396,339
Ingenico SA	5,328	371,835
Ingram Micro Incorporated Class A †	106,173	2,346,423

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	79

Security name	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Innolux Display Corporation †	1,542,746	$767,377
IPG Photonics Corporation «	23,100	1,241,856
Japan Aviation Electronics Industry Limited	13,000	128,164
Japan Cash Machine Company Limited	2,900	40,719
Ju Teng International Holdings Limited	76,000	42,381
Kaga Electronics Company Limited	3,800	30,334
Keyence Corporation	8,600	2,825,402
Kingboard Chemicals Holdings Limited	148,140	321,210
Kingboard Laminates Holdings Limited	121,000	46,839
KOA Corporation	3,700	32,044
Kudelski SA	2,324	30,843
Kyocera Corporation	36,400	3,707,091
Kyocera Corporation ADR	30	3,053
Laird Group plc	37,748	126,066
Largan Precision Company Limited	21,244	738,584
LG Display Company Limited †	52,370	1,369,547
LG Innotek Company Limited †	2,021	152,443
Littelfuse Incorporated	42,851	3,161,118
MARUWA Company Limited	1,500	47,912
Mitsumi Electric Company Limited †	16,600	120,379
Molex Incorporated	88,891	2,579,617
Muramoto Electron (Thailand) PCL	300	1,295
Murata Manufacturing Company Limited	40,700	2,775,359
Nan Ya Printed Circuit Board Corporation †	26,197	28,490
Nichicon Corporation	13,600	138,095
Nidec Copal Electronics Corporation	7,000	33,434
Nihon Dempa Kogyo Company Limited	3,200	26,699
Nippon Chemi-Con Corporation †	17,000	66,082
Nippon Electric Glass Company Limited	80,000	411,259
Oki Electric Industry Company Limited †	138,000	229,508
OMRON Corporation	42,304	1,318,133
Optex Company Limited	2,730	35,906
Osaki Electric Company Limited	5,000	27,311
Pan-International Industrial	59,767	48,550
Premier Farnell plc	32,868	112,955
Ryosan Company Limited	6,500	109,251
Ryoyo Electro Corporation	3,900	31,628
Samart Corporation PCL	379,400	174,437
Samsung Electro-Mechanics Company Limited	13,434	982,737
Samsung SDI Company Limited	8,549	1,293,394
Sanshin Electronics Company Limited	5,100	30,240
Shimadzu Corporation	52,000	453,166
Sintek Photronic Corporation †	188,000	64,418
SMK Corporation	11,000	47,922
Spectris plc	9,963	342,948
Star Micronics Company Limited	6,100	58,474
Synnex Technology International Corporation	261,462	410,081
Taiyo Yuden Company Limited	21,700	271,450
Tamura Corporation	16,000	38,718
TDK Corporation	24,900	895,749

80	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Shares	Value

Electronic Equipment, Instruments & Components (continued)
TE Connectivity Limited	50,409	$2,470,041
Tech Data Corporation †	85,500	4,203,180
Teikoky Tsushin Kogyo Company	2,000	3,223
TOKO Incorporated †	14,000	45,462
Topcon Corporation	11,400	150,764
Toyo Corporation	3,700	38,457
TPK Holding Company Limited	58,033	612,252
Trimble Navigation Limited †	183,618	4,636,355
Tripod Technology Corporation	120,261	236,832
Truly International	250,000	153,911
Unimicron Technology Corporation	312,402	252,183
Universal Display Corporation †«	79,300	2,744,573
Venture Corporation Limited	49,000	291,646
Vishay Intertechnology Incorporated †	289,554	3,547,037
Vishay Precision Group †	200	2,826
Wasion Group Holdings Limited	28,000	17,245
Wintek Corporation †	398,484	161,983
WPG Holdings Company Limited	352,227	402,728
Yageo Corporation	587,000	194,958
Yamatake Corporation	13,400	286,562
Yaskawa Electric Corporation	48,000	565,017
Yokogawa Electric Corporation	41,400	518,803
Yokowo Company Limited	3,200	14,958
Young Fast Optoelectronics Company Limited	13,071	17,955
Zhen Ding Technology Holding	78,750	207,918

		116,982,293

Internet Software & Services: 1.79%
Access Company Limited †	3,200	22,146
Akamai Technologies Incorporated †	127,548	5,864,657
AOL Incorporated	180,685	5,949,957
Baidu.com Incorporated ADR †	54,988	7,452,524
Carsales.com Limited	34,330	339,078
CoStar Group Incorporated †	59,700	8,866,047
Daum Communications Corporation	2,430	185,674
Dena Company Limited «	19,400	379,222
eBay Incorporated †	271,908	13,592,681
Equinix Incorporated †	33,972	5,902,295
Facebook Incorporated Class A †	135,700	5,601,696
Google Incorporated Class A †	62,542	52,966,820
Gourmet Navigator Incorporated	1,800	23,323
Gree Incorporated «	21,300	168,994
IAC/InterActive Corporation	55,240	2,711,732
Internet Initiative Japan Incorporated	4,200	120,747
J2 Global Incorporated	94,825	4,669,183
Kakaku.com Incorporated	25,200	460,943
LinkedIn Corporation Class A †	16,708	4,010,588
Mixi Incorporated «	400	4,767
NetEase.com Incorporated ADR	12,292	869,536

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	81

Security name	Shares	Value

Internet Software & Services (continued)
NHN Corporation	7,769	$3,124,957
OpenTable Incorporated †	44,600	3,324,484
Rackspace Hosting Incorporated †	76,104	3,410,981
Telecity Group plc	21,802	277,180
Tencent Holdings Limited	252,100	11,773,639
United Internet AG	13,768	475,541
VeriSign Incorporated †	103,900	4,986,161
Yahoo! Japan Corporation	2,552	1,257,129

		148,792,682

IT Services: 2.75%
Acxiom Corporation †	162,019	4,031,033
Alliance Data Systems Corporation †	33,880	6,630,316
Amadeus IT Holding SA	39,511	1,276,023
Amdocs Limited	103,794	3,825,847
Atos Origin SA	4,734	351,767
Broadridge Financial Solutions Incorporated	86,513	2,574,627
CACI International Incorporated Class A †	52,000	3,504,800
Cap Gemini SA	14,926	817,544
CGI Group Incorporated †	24,400	809,627
Cielo SA	76,036	1,861,423
Cognizant Technology Solutions Corporation Class A †	70,187	5,144,707
Computer Sciences Corporation	103,500	5,190,525
Computershare Limited	91,503	782,612
Convergys Corporation	233,477	4,116,200
Corelogic Incorporated †	193,956	4,984,669
Digital Garage Incorporated «	35	177,813
DST Systems Incorporated	22,600	1,612,962
Euronet Worldwide Incorporated †	109,700	3,768,195
Fidelity National Information Services Incorporated	188,100	8,362,926
Fiserv Incorporated †	91,714	8,829,307
FleetCor Technologies Incorporated †	47,971	4,946,290
Fujitsu Limited	378,000	1,387,904
Gartner Incorporated †	67,300	3,901,381
Genpact Limited	94,600	1,821,050
HCL Technologies Limited	34,660	544,641
Henry Jack & Associates Incorporated	189,500	9,456,050
Indra Sistemas SA	6,012	87,195
Ines Corporation	2,500	14,429
Infosys Technologies Limited	105,654	4,927,809
Infosys Technologies Limited ADR	2,757	127,842
International Business Machines Corporation	242,646	44,227,086
Iress Market Technology Limited	16,055	125,834
IT Holdings Corporation	24,806	295,032
Itochu Techno-Science Corporation	5,100	172,733
Lender Processing Services Incorporated	198,100	6,319,390
MasterCard Incorporated Class A	24,290	14,721,683
Maximus Incorporated	150,300	5,637,753
Mphasis Limited	22,655	144,290

82	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Shares	Value

IT Services (continued)
NEC Fielding Limited	6,200	$74,340
NEC Networks & System Integration Corporation	5,800	127,831
Net One Systems Company Limited	12,000	89,511
NeuStar Incorporated Class A †	45,300	2,289,462
Nihon Unisys Limited	9,400	76,221
Nomura Research Institute Limited	23,800	739,001
NS Solutions Corporation	2,600	49,763
NTT Data Corporation	248	883,093
OBIC Company Limited	1,450	424,463
Otsuka Corporation	4,000	481,543
Paychex Incorporated	38,800	1,500,784
SAIC Incorporated	182,349	2,747,999
SK C&C Company Limited	4,840	475,991
SMS Management & Technology Limited	7,620	31,011
Sumisho Computer Systems	9,400	218,316
Tata Consultancy Services Limited	114,194	3,509,972
Tech Mahindra Limited †	22,425	465,578
Teradata Corporation †	112,601	6,593,915
TietoEnator Oyj	8,394	166,968
TKC AS	2,200	34,847
Total System Services Incorporated	103,150	2,854,161
Transcosmos Incorporated	4,400	66,352
Verifone Holdings Incorporated †	86,099	1,706,482
Visa Incorporated	118,011	20,583,479
Western Union Company	357,400	6,265,222
Wex Incorporated †	85,382	6,833,121
Wipro Limited	133,741	964,641
Wipro Limited ADR «	13,142	118,541
Wirecard AG	9,255	289,455

		228,173,378

Office Electronics: 0.27%
Brother Industries Limited	49,100	496,664
Canon Incorporated	220,500	6,594,848
Canon Incorporated ADR	7	209
Konica Minolta Holdings Incorporated	102,000	834,181
Neopost SA «	3,201	224,170
Ricoh Company Limited	143,565	1,544,875
Riso Kagaku Corporation	3,700	89,439
Toshiba TEC Corporation	25,000	129,554
Xerox Corporation	787,839	7,862,633
Zebra Technologies Corporation †	112,100	5,111,760

		22,888,333

Semiconductors & Semiconductor Equipment: 2.63%
Advanced Micro Devices Incorporated †«	1,388,600	4,540,722
Advanced Semiconductor Engineering Incorporated	1,286,821	1,129,302
Advantest Corporation	33,400	407,864
Aixtron AG †	8,010	125,331

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	83

Security name	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Alicorp	61,000	$65,354
Altera Corporation	220,600	7,758,502
Analog Devices Incorporated	197,700	9,149,556
Applied Materials Incorporated	143,900	2,159,939
ARM Holdings plc	132,795	1,796,560
ASM International NV	4,894	153,170
ASM Pacific Technology	31,700	325,924
ASML Holding NV	43,275	3,775,832
Axell Corporation	1,400	26,863
Broadcom Corporation Class A	129,200	3,263,592
Cavium Incorporated †	119,830	4,549,945
Cirrus Logic Incorporated †	127,300	2,864,250
Cree Incorporated †	81,263	4,509,284
CSR plc	15,839	122,535
Cypress Semiconductor Corporation	301,800	3,416,376
Dainippon Screen Manufacturing Company Limited †	45,000	211,405
Dialog Semiconductor plc †	8,213	149,360
Disco Corporation	5,400	316,266
Elan Microelectronics Corporation	82,000	137,744
Epistar Corporation	213,210	346,312
Fairchild Semiconductor International Incorporated †	291,282	3,556,553
Faraday Technology Corporation	23,527	27,828
Ferrotec Corporation	3,100	13,909
First Solar Incorporated †	46,000	1,689,120
Formosa Sumco Technology Corporation	12,600	12,003
GCL-Poly Energy Holdings Limited †	1,559,000	409,710
Gintech Energy Corporation †	66,008	54,577
Global Unichip Corporation	4,386	13,091
Hittite Microwave Corporation †	53,500	3,272,060
Hynix Semiconductor Incorporated †	129,247	3,266,478
Imagination Technologies Group plc †	20,088	77,071
Infineon Technologies AG	102,520	928,553
Inotera Memories Incorporated †	415,888	167,242
Integrated Device Technology Incorporated †	330,782	2,881,111
Intel Corporation	555,134	12,201,845
International Rectifier Corporation †	158,600	3,787,368
King Yuan Electronics Company Limited	341,063	251,375
Kinsus Interconnect Technology Corporation	53,582	195,058
KLA-Tencor Corporation	106,400	5,867,960
Kontron AG	3,147	17,020
Linear Technology Corporation	156,100	5,983,313
Macronix International †	849,267	197,380
Marvell Technology Group Limited	288,400	3,492,524
Maxim Integrated Products Incorporated	194,800	5,424,206
MediaTek Incorporated	284,775	3,475,860
Megachips Corporation	3,200	46,032
Mellanox Technologies Limited †	2,821	108,354
Microchip Technology Incorporated «	126,500	4,909,465
Micronics Japan Company Limited †	600	2,696
Microsemi Corporation †	206,800	5,323,032

84	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Mimasu Semiconductor Industry Company Limited	600	$4,987
Mitsui High-Tec Incorporated	6,300	34,265
MStar Semiconductor Incorporated	74,000	673,235
Nanya Technology Corporation †	1,805,367	210,693
Novatek Microelectronics Corporation Limited	119,790	495,297
ON Semiconductor Corporation †	317,100	2,295,804
PMC-Sierra Incorporated †	443,233	2,761,342
Powertech Technology Incorporated	181,914	330,734
PV Crystalox Solar plc †	8,268	1,409
Radiant Opto-Electronics Corporation	114,735	361,877
Realtek Semiconductor Corporation	99,440	219,331
Renesas Electronics Corporation †«	21,100	79,531
Renewable Energy Corporation ASA †	36,875	16,861
RF Micro Devices Incorporated †	641,323	3,180,962
Richtek Technology Corporation	29,166	130,938
Rohm Company Limited	18,900	662,294
Samsung Electronics Company Limited	29,363	35,999,345
Sanken Electric Company Limited	24,000	126,072
Semiconductor Manufacturing International Corporation †	3,332,000	234,276
Semtech Corporation †	148,500	4,413,420
Seoul Semiconductor Company Limited	9,698	324,979
Shindengen Electric Manufacturing Company Limited	9,000	50,169
Shinkawa Limited	2,200	13,248
Shinko Electric Industries	12,800	120,673
Silex Systems Limited †	14,168	30,265
Silicon Laboratories Incorporated †	76,465	2,958,431
Siliconware Precision Industries Company	700,471	783,684
Sino-Tech International Holdings Limited †	2,700,000	12,883
Skyworks Solutions Incorporated †	131,700	3,339,912
Soitec SA †	19,335	44,934
Solarworld AG †	3,922	2,338
STMicroelectronics NV	66,138	529,383
Sumco Corporation	21,800	180,503
Taiwan Semiconductor Manufacturing Company Limited	4,166,298	13,812,847
Teradyne Incorporated †	444,708	6,826,268
Texas Instruments Incorporated	123,900	4,732,980
Tokyo Electron Limited	34,700	1,436,368
Tokyo Seimitsu Company Limited	7,800	145,590
Transcend Information Incorporated	68,130	200,281
ULVAC Incorporated †	9,400	81,856
United Microelectronics Corporation	2,665,301	1,089,021
Veeco Instruments Incorporated †	77,100	2,707,752
VIA Technologies Incorporated †	75,485	45,226
Windbond Electronics Corporation †	630,000	143,550
Xilinx Incorporated	169,300	7,351,006

		218,151,602

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	85

Security name	Shares	Value

Software: 2.66%
ACI Worldwide Incorporated †	93,000	$4,526,310
Activision Blizzard Incorporated	57,100	931,872
Adobe Systems Incorporated †	116,844	5,345,613
Ansys Incorporated †	66,945	5,622,041
Aspen Technology Incorporated †	206,219	6,893,901
Asseco Poland SA	17,110	241,972
Autodesk Incorporated †	154,898	5,692,502
AVEVA Group plc	4,997	179,809
CA Incorporated	212,500	6,215,625
Cadence Design Systems Incorporated †	660,100	8,891,547
Capcom Company Limited	7,500	128,780
China Mobile Games ADR †	293	3,516
Citrix Systems Incorporated †	128,900	9,122,253
CommVault Systems Incorporated †	95,100	7,972,233
Compuware Corporation	497,900	5,312,593
Concur Technologies Incorporated †	34,220	3,343,978
Dassault Systemes SA	6,243	797,743
DTS Corporation	4,200	58,650
FactSet Research Systems Incorporated «	27,841	2,849,526
Fair Isaac Corporation	69,800	3,495,584
Financial Technologies Limited	3,146	5,362
Fortinet Incorporated †	104,900	2,077,020
Fuji Soft Incorporated	4,700	79,476
I-Flex Solutions Limited †	4,122	185,072
Informatica Corporation †	74,438	2,662,647
Intuit Incorporated	68,742	4,367,179
Kingdee International Software Group Company Limited †	408,000	124,205
Konami Corporation	20,000	440,233
Mentor Graphics Corporation	207,372	4,595,364
Micro Focus International	16,132	197,954
Micros Systems Incorporated «†	54,229	2,651,798
Microsoft Corporation	839,371	28,034,991
NCsoft Corporation	3,519	510,216
Neowiz Games Corporation †	3,490	48,040
NetSuite Incorporated †	22,300	2,217,289
Nexon Company Limited	26,600	289,417
NHN Entertainment Corporation †	3,574	349,383
Nice Systems Limited	6,731	255,537
Nintendo Company Limited	21,600	2,442,377
Nippon System Development Company Limited	7,300	80,228
Nuance Communications Incorporated †	175,144	3,343,499
OBIC Business Consultants Limited	850	50,677
Open Text Corporation	5,600	384,924
Oracle Corporation	855,215	27,247,150
Oracle Corporation (Japan)	5,800	236,002
Qlik Technologies Incorporated †	164,700	5,400,513
Red Hat Incorporated †	130,652	6,600,539
Rovi Corporation †	241,089	4,322,726
Royalblue Group plc	2,334	77,106
Salesforce.com Incorporated †	126,368	6,208,460

86	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Shares	Value

Software (continued)
SAP AG	88,707	$6,551,788
Software AG	6,805	208,427
SolarWinds Incorporated †	135,700	4,946,265
Solera Holdings Incorporated	47,460	2,449,885
Square Enix Company Limited «	12,400	180,717
Symantec Corporation	82,300	2,107,703
Take-Two Interactive Software Incorporated †	208,240	3,823,286
Tecmo Koei Holdings Company Limited	8,000	78,243
Temenos Group AG	5,073	122,956
The Sage Group plc	119,600	638,502
TIBCO Software Incorporated †	107,400	2,420,796
TiVo Incorporated †	284,067	3,315,062
Trend Micro Incorporated	20,400	710,868
Ubisoft Entertainment †	8,088	122,190
Ultimate Software Group Incorporated †	62,800	8,805,188
VMware Incorporated †	21,511	1,810,151

		221,403,459

Materials: 5.82%

Chemicals: 2.75%
Achilles Corporation	37,000	46,825
Adeka Corporation	19,600	212,862
Agrium Incorporated	14,300	1,223,232
Air Liquide SA	29,584	3,889,694
Air Products & Chemicals Incorporated	25,100	2,563,714
Air Water Incorporated	36,000	480,992
Airgas Incorporated	45,405	4,615,418
Akzo Nobel NV	23,333	1,372,802
Alent plc	23,880	131,390
Alexandria Mineral Oils Company	1,424	14,318
Arkema SA	5,927	598,876
Asahi Kasei Corporation	253,000	1,851,499
Asahi Organic Chemicals Industry Company Limited	3,000	6,229
Ashland Incorporated	49,089	4,281,052
Asian Paints Limited	59,910	382,058
BASF SE	88,959	7,781,004
Batu Kawan Bhd	35,500	193,455
C Uyemura & Company Limited	1,300	52,852
Cabot Corporation	134,700	5,386,653
Castrol India Limited	27,072	132,691
Celanese Corporation Class A	102,400	5,042,176
CF Industries Holdings Incorporated	40,893	7,783,574
Cheil Industries Incorporated	10,629	841,287
Chemtura Corporation †	216,337	4,742,107
China BlueChemical Limited	380,000	198,979
China Petrochemical Development Corporation	458,261	210,482
China Steel Chemical Corporation	35,000	198,327
Christian Hansen Holding AS	8,826	292,445
Chugoku Marine Paints Limited	12,000	59,844

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	87

Security name	Shares	Value

Chemicals (continued)
Ciech SA †	645	$5,012
Clariant AG	25,999	420,893
Coromandel International Limited	25,974	76,719
Croda International plc	12,671	510,315
Cytec Industries Incorporated	90,375	6,758,243
Daicel Chemical Industries Limited	64,000	551,238
Dainichiseika Color & Chemicals Manufacturing Company Limited	15,000	61,079
Dainippon Ink & Chemicals Incorporated	166,000	421,944
Daiso Company Limited	20,000	57,614
DC Chemical Company Limited	3,889	548,140
Denki Kagaku Kogyo Kabushiki Kaisha	92,000	333,732
Dow Chemical Company	135,044	5,050,646
DuluxGroup Limited	58,561	235,065
E.I. du Pont de Nemours & Company	102,791	5,820,026
Earth Chemical Company Limited	2,900	106,648
Eastman Chemical Company	99,420	7,555,920
Ecolab Incorporated	62,038	5,667,171
EMS-Chemie Holdings AG	754	241,259
Eternal Chemical Company Limited	140,817	114,417
Filtrona plc	22,982	273,567
FMC Corporation	93,826	6,249,750
Formosa Chemicals & Fibre Corporation	869,495	2,248,652
Formosa Plastics Corporation	1,102,709	2,740,175
Frutarom Industries Limited	1,818	29,659
Fufeng Group Limited	79,200	32,972
Fujimi Incorporated	3,600	45,717
Givaudan SA	717	964,962
Hanwha Chem Corporation	19,613	310,422
Hanwha Corporation (Korea)	11,460	335,115
Hitachi Chemical Company Limited	19,400	318,887
Honam Petrochemical Corporation	3,390	519,474
Huabao International Holdings Limited	412,000	182,722
Huntsman Corporation	123,800	2,166,500
Hyosung Corporation	5,120	326,076
Incitec Pivot Limited	285,304	654,091
Indorama Ventures PCL	398,233	214,024
Ishihara Sangyo Kaisha Limited †	110,000	83,412
Israel Chemicals Limited	39,013	270,009
Johnson Matthey plc	19,624	864,700
JSR Corporation	36,800	638,866
K&S AG «	16,172	393,660
KANEKA Corporation	60,000	382,168
Kansai Paint Company Limited	52,000	599,923
Kanto Denka Kogyo Company Limited †	6,000	11,064
Kemira Oyj	9,572	150,414
Kolon Industries Incorporated	3,691	177,529
Koninklijke DSM NV	18,249	1,346,545
Korea Kumho Petrochemical Company	2,618	215,659
Kuraray Company Limited	67,000	739,292
Kureha Corporation	28,000	94,229

88	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Shares	Value

Chemicals (continued)
LANXESS AG	8,492	$547,620
Lee Chang Yung Chemical Industry Corporation	130,692	154,643
LG Chem Limited	10,382	2,670,811
Linde AG	17,717	3,405,083
Lintec Corporation	9,300	173,978
LyondellBasell Industries Class A	45,300	3,177,795
Methanex Corporation	12,000	557,676
Mexichem SAB de CV	177,979	729,846
Minerals Technologies Incorporated	69,684	3,093,970
Mitsubishi Chemical Holdings Corporation	289,500	1,355,607
Mitsubishi Gas Chemical Company Incorporated	85,000	680,610
Mitsui Chemicals Incorporated	193,000	510,053
Monsanto Company	124,308	12,168,510
Nan Ya Plastics Corporation	1,369,125	2,666,168
NewMarket Corporation	23,458	6,431,714
Nihon Nohyaku Company Limited	10,000	110,325
Nihon Parkerizing Company Limited	13,000	249,649
Nippon Chemical Industrial Company Limited †	4,000	5,902
Nippon Kayaku Company Limited	35,000	440,060
Nippon Paint Company Limited	43,000	616,585
Nippon Shokubai Company Limited	32,000	323,738
Nippon Soda Company Limited	28,000	161,138
Nippon Synthetic Chemical Industry Company Limited	7,000	61,664
Nippon Valqua Industries Limited	4,000	10,359
Nissan Chemical Industries Limited	33,000	450,260
Nitto Denko Corporation	31,700	1,676,465
NOF Corporation	39,000	231,604
Nufarm Limited	40,269	168,266
Nuplex Industries Limited	34,891	85,685
OCI Materials Company Limited	682	21,699
Okamoto Industries Incorporated	14,000	42,814
Olin Corporation	176,000	4,065,600
Orica Limited	71,959	1,196,587
Oriental Union Chemical Corporation	186,626	185,708
Petkim Petrokimya Holding SA †	82,074	107,842
Petronas Chemicals Group Bhd	416,600	838,863
Potash Corporation of Saskatchewan	82,800	2,448,704
PPG Industries Incorporated	33,200	5,186,172
Praxair Incorporated	68,802	8,077,355
PTT Global Chemical PCL	356,623	764,430
RPM International Incorporated	91,018	3,092,792
Sakai Chemical Industry Company Limited	33,000	97,050
Samsung Fine Chemicals Company	4,271	172,901
Sanyo Chemical Industries Limited	13,000	80,926
Scotts Miracle-Gro Company	85,592	4,511,554
Sherwin-Williams Company	21,400	3,689,360
Shikoku Chemicals Corporation	9,000	70,621
Shin-Etsu Chemical Company Limited	74,400	4,452,312
Shin-Etsu Polymer Company Limited	3,100	10,437
Showa Denko KK	267,000	335,173

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	89

Security name	Shares	Value

Chemicals (continued)
Sidi Kerir Petrochemcials Company	9,866	$20,902
Sigma-Aldrich Corporation	82,944	6,840,392
Sika AG	92	251,649
Sinochem Hong Kong Holding Limited	212,000	32,966
SK Chemicals Company Limited	3,812	159,112
SKC Company Limited	4,380	117,174
Solvay SA	6,042	841,946
Stella Chemifa Corporation	600	8,705
Sumida Electric	3,100	89,700
Sumitomo Bakelite Company Limited	36,000	124,719
Sumitomo Chemical Company Limited	318,000	1,146,653
Symrise AG	9,598	419,928
Syngenta AG	8,855	3,467,578
Synthos SA	150,781	206,648
T. HASEGAWA Company Limited	4,600	63,273
Taiwan Fertilizer Company Limited	147,000	335,694
Taiyo Nippon Sanso Corporation	61,000	397,298
Takasago International Corporation	13,000	63,856
Tata Chemicals Limited	12,736	47,738
Teijin Limited	177,000	386,244
Tenma Corporation	1,000	12,739
Tessenderlo Chemie NV	1,000	24,097
Tessenderlo Chemie NV Strip VVP †(a)	124	0
The Israel Corporation Limited †	200	84,496
Tikkurila Oyj	1,325	29,815
Toagosei Company Limited	51,000	205,225
Tokai Carbon Company Limited	40,000	117,774
Tokuyama Corporation	66,000	231,640
Tokyo Ohka Kogyo Company Limited	9,000	187,856
Toray Industries Incorporated	310,000	1,893,928
Tosoh Corporation	116,000	411,642
Toyo Ink Manufacturing Company Limited	45,000	207,210
Toyobo Company Limited	171,000	279,609
TSRC Corporation	170,830	289,029
UBE Industries Limited Japan	191,000	336,233
Umicore SA	12,219	565,790
United Phosphorus Limited	60,189	121,325
Uralkali Sponsored GDR	89,041	2,118,882
USI Corporation	140,300	93,600
Valspar Corporation	59,500	3,698,520
Victrex plc	9,279	225,470
W.R. Grace & Company †	49,235	3,956,032
Wacker Chemie AG	1,172	114,976
Westlake Chemical Corporation	15,800	1,598,644
Yara International ASA	16,864	666,593
Yingde Gases Group Company	281,000	251,263
Yushiro Chemical Industry Company Limited	600	5,487
Zeon Corporation	41,000	475,893

		228,293,780

90	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Shares	Value

Construction Materials: 0.44%
Adelaide Brighton Limited	79,668	$236,649
Ambuja Cements Limited	128,437	333,319
Anhui Conch Cement Company Limited	294,000	945,412
Asia Cement Corporation	534,371	665,992
Associated Cement Companies Limited	9,386	137,013
Boral Limited	147,154	546,856
Brickworks Limited	11,048	120,458
Buzzi Unicem SpA	3,462	46,585
Cemex SAB de CV †	2,743,917	3,074,354
China National Building Material Company Limited	680,000	622,524
China Resources Cement Holdings Limited	334,000	210,863
Ciments Francais SA	116	7,112
CRH plc	72,398	1,530,420
Eagle Materials Incorporated	103,500	6,640,560
Fletcher Building Limited - Australia Exchange	8,506	57,334
Fletcher Building Limited - New Zealand Exchange	117,930	796,286
Goldsun Development & Construction Company Limited	424,675	159,028
Grasim Industries Limited	1,616	55,204
Grasim Industries Limited GDR	2,371	81,106
Heidelbergcement AG	13,467	934,000
Holcim Limited	21,927	1,486,880
Imerys SA	3,080	200,561
India Cements Limited	26,354	18,368
Italcementi SpA	3,427	22,072
Italcementi SpA RSP	2,435	7,929
Italmobiliare SpA †	261	3,817
James Hardie Industries NV	86,571	751,615
Lafarge Malayan Cement Bhd	55,470	159,752
Lafarge SA	17,831	1,087,807
Martin Marietta Materials Incorporated	31,689	3,043,728
Nuh Cimento Sanayi AS	7,805	38,043
PPC Limited	145,890	420,437
PT Indocement Tunggal Prakarsa Tbk	408,500	734,927
PT Semen Gresik Persero Tbk	663,500	763,933
RHI AG	2,303	72,505
SA Des Ciments Vicat	887	57,795
Shree Cement Limited	2,671	145,514
Siam Cement PCL	23,700	288,332
Siam Cement PCL - Non-voting	12,400	150,857
Siam Cement PCL - Foreign Registration	31,300	383,304
Siam City Cement PCL	10,000	113,389
Suez Cement Company	4,510	14,339
Sumitomo Osaka Cement Company Limited	74,000	271,826
Taiheiyo Cement Corporation	234,000	872,051
Taiwan Cement Corporation	668,746	878,831
TCC International Holdings Limited	121,000	39,355
Texas Industries Incorporated †	40,712	2,389,794
Titan Cement Company SA †	5,264	102,131
Ultra Tech Cement Limited	13,699	305,610

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	91

Security name	Shares	Value

Construction Materials (continued)
Ultratech Cement Limited GDR	1,352	$30,180
Vulcan Materials Company	93,300	4,459,740

		36,516,497

Containers & Packaging: 0.40%
Amcor Limited	234,374	2,168,316
AMVIG Holdings Limited	144,000	63,324
AptarGroup Incorporated	146,782	8,632,249
Avery Dennison Corporation	63,900	2,732,364
Bemis Company Incorporated	66,014	2,626,697
Cascades Incorporated	2,512	13,570
CCL Industries Incorporated	1,924	131,664
DS Smith plc	99,241	396,468
FP Corporation	3,300	231,326
Fuji Seal International Incorporated	4,300	122,054
Huhtamaki Oyj	10,786	210,854
La Seda De Barcelona SA †(a)	482	0
Mayr-Melnhof Karton AG	610	65,504
MeadWestvaco Corporation	112,700	4,040,295
Nampak Limited	117,445	341,808
Nihon Yamamura Glass Company Limited	9,000	15,443
Packaging Corporation of America	62,901	3,336,269
Qualipak International Holdings Limited †	7,681	624
Rengo Company Limited	50,000	245,544
Rexam plc	75,461	570,771
Sealed Air Corporation	125,600	3,567,040
Smurfit Kappa Group plc	16,584	337,295
Sonoco Products Company	71,239	2,652,228
Toyo Seikan Kaisha Limited	32,700	549,575

		33,051,282

Metals & Mining: 2.08%
Acerinox SA	7,510	77,869
African Minerals Limited †	22,055	65,119
African Rainbow Minerals Limited	22,497	411,739
Agnico Eagle Mines Limited «	16,422	495,014
Aichi Steel Corporation	18,000	89,003
Alacer Gold Corporation	17,005	52,308
Alamos Gold Incorporated	9,312	151,973
Alcoa Incorporated	686,100	5,282,970
Alkane Resources Limited †	26,657	8,229
Allegheny Technologies Incorporated	78,100	2,086,051
Allied Nevada Gold Corporation «†	163,100	756,784
Alumina Limited †	454,301	403,327
Anglo American Platinum Limited †	11,072	441,519
Anglo American plc	133,132	3,054,151
Anglogold Ashanti Limited	86,685	1,163,592
Antofagasta plc	33,519	444,162
APERAM	2,997	40,538

92	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Shares	Value

Metals & Mining (continued)
Aquarius Platinum Limited †	50,501	$34,783
ArcelorMittal	92,503	1,183,450
Arrium Limited	209,425	207,659
Asahi Holdings Incorporated	8,000	133,629
Assore Limited	7,325	279,334
Atlas Iron Limited	158,106	111,863
AuRico Gold Incorporated	30,195	129,288
B2Gold Corporation †	55,517	147,582
Barrick Gold Corporation «	93,600	1,787,046
Beadell Resources Limited †	130,759	105,207
Bekaert SA	3,186	113,368
BHP Billiton Limited	589,538	18,643,394
BHP Billiton plc	202,264	5,882,927
Bhushan Steel Limited	8,325	57,455
BlueScope Steel Limited †	113,681	502,788
Boliden AB	25,134	366,780
Bradespar SA	4,300	36,387
CAP SA	15,197	321,959
Carpenter Technology Corporation	97,500	5,242,575
Centamin plc †	66,898	45,085
Centerra Gold Incorporated	13,776	86,975
China Hongqiao Group Limited	208,500	117,711
China Metal Recycling Holdings Limited †(a)	68,664	0
China Rare Earth Holdings Limited †	278,043	42,162
China Steel Corporation	2,723,968	2,296,837
China Zhongwang Holdings Limited †	294,000	88,890
Chubu Steel Plate Company Limited	2,600	10,091
Chung Hung Steel Corporation †	110,954	31,684
Cia Minera Milpo SA	72,475	45,926
Cia Siderurgica Nacional SA	168,978	596,322
Cia Vale do Rio Doce	297,246	4,288,106
Cliffs Natural Resources Incorporated «	111,016	2,316,904
Coeur D’alene Mines Corporation †	225,900	3,261,996
Commercial Metals Company	255,734	3,805,322
Compania de Minas Buenaventura SA ADR	39,492	498,784
Compass Minerals International Incorporated	73,309	5,405,073
Cudeco Limited †«	27,003	35,047
Daido Steel Company Limited	74,000	391,529
Delong Holdings Limited †	7,000	2,113
Detour Gold Corporation †	15,148	167,400
Dominion Diamond Corporation †	10,250	128,259
Dongkuk Steel Mill Company Limited	4,963	58,159
Dowa Mining Company Limited	56,000	498,869
Eastern Platinum Limited †	32,617	2,168
El Ezz Aldekhela Steel Alexandria	164	12,017
El Ezz Steel Company †	15,612	24,879
Eldorado Gold Corporation	67,207	572,341
Energy Fuels Incorporated †	56,699	11,304
Eramet	866	80,174
Eregli Demir Ve Celik Fabrikalari Tas	398,233	429,129

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	93

Security name	Shares	Value

Metals & Mining (continued)
Evraz plc	86,850	$167,883
Feng Hsin Iron & Steel Company	115,690	203,567
First Majestic Silver Corporation †	10,800	152,982
First Quantum Minerals Limited	56,722	941,866
Fortescue Metals Group Limited	323,599	1,230,810
Fosun International	246,500	179,010
Franco-Nevada Corporation	13,507	614,887
Freeport-McMoRan Copper & Gold Incorporated Class B	115,200	3,481,344
Fresnillo plc	15,690	316,673
G-Resources Group Limited †	4,605,000	165,517
Gabriel Resources Limited †	32,774	52,896
Gerdau SA	32,565	195,176
Gindalbie Metals Limited †	94,123	12,447
Glencore International plc	1,058,005	5,007,209
Godo Steel Limited	26,000	42,470
Gold Fields Limited	165,151	853,776
Goldcorp Incorporated	77,180	2,278,836
Golden Star Resources Limited †	13,559	7,466
Grupo Mexico SAB de CV	563,256	1,610,387
Harmony Gold Mining Company Limited	76,921	280,351
Hindalco Industries Limited	159,435	252,821
Hindalco Industries Limited GDR 144A	47,917	76,188
Hindustan Zinc Limited	43,032	80,458
Hitachi Metals Limited	36,000	428,934
Hudbay Minerals Incorporated	14,987	98,462
Hyundai Hysco Company Limited	8,120	315,987
Hyundai Steel Company	13,310	874,671
IAMGOLD Corporation	35,249	211,501
Iluka Resources Limited	79,595	753,477
Impala Platinum Holdings Limited	122,990	1,356,083
Independence Group NL	42,669	140,550
Indophil Resources NL †	152,574	31,234
Industrias Penoles SAB de CV	28,068	850,800
Intrepid Mines Limited †	100,257	24,889
JFE Holdings Incorporated	99,292	2,177,914
Jiangxi Copper Company Limited	314,000	601,870
Jindal Steel & Power Limited	77,705	260,548
JSW Steel Limited	25,023	204,870
Kazakhmys plc «	16,983	79,373
KGHM Polska Miedz SA	30,789	1,167,855
Kingsgate Consolidated Limited	18,586	36,657
Kinross Gold Corporation	113,307	625,001
Kobe Steel Limited †	599,000	948,160
Korea Zinc Company Limited	3,251	930,626
Koza Altin Isletmeleri AS	13,742	216,107
Kumba Iron Ore Limited «	16,043	702,224
Kyoei Steel Limited	5,200	84,536
Labrador Iron Ore Royalty Company	2,785	79,401
Lake Shore Gold Corporation †«	38,384	18,950
Lonmin plc †«	59,315	313,133

94	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Shares	Value

Metals & Mining (continued)
Lundin Mining Corporation †	45,155	$186,056
Lynas Corporation Limited †«	320,009	110,000
Major Drilling Group International	4,509	28,938
Maruichi Steel Tube Limited	15,900	366,573
Mechel ADR †«	11,200	32,368
Medusa Mining Limited	33,903	79,219
Mercator Minerals Limited †	33,385	3,645
Midas Holdings Limited	65,000	23,345
Mincor Resources NL	16,028	8,674
Minera Frisco SAB de CV †	130,377	354,119
Mineral Deposit Limited †	6,406	17,042
Mining & Metallurgical Company Norilsk Nickel ADR	187,999	2,447,001
Minmetals Resources Limited †	288,000	64,641
Mirabela Nickel Limited †	50,990	3,729
Mitsubishi Materials Corporation	253,000	983,382
Mitsubishi Steel Manufacturing Company Limited	27,000	72,621
Mitsui Mining & Smelting Company Limited	112,000	260,010
Mittal Steel South Africa Limited †	48,291	154,161
Molycorp Incorporated †«	98,300	599,630
Mongolian Mining Corporation †	163,500	33,638
Mount Gibson Iron Limited	110,917	70,398
Murchison Metals Limited	36,942	1,381
Mytilineos Holdings SA †	1,209	6,387
Nakayama Steel Works Limited †	14,000	8,946
Nakornthai Strip Mill plc †	5,418,300	11,783
National Aluminum Company Limited	36,556	18,704
Neturen Company Limited	6,900	57,959
Nevsun Resources Limited	18,400	58,346
New Gold Incorporated †	45,386	305,934
Newcrest Mining Limited	147,150	1,728,830
Newmont Mining Corporation	60,364	1,917,764
Nippon Coke & Engineering Company	32,000	36,261
Nippon Denko Company Limited	10,000	26,903
Nippon Light Metal Holdings Company Limited	103,200	130,302
Nippon Steel Corporation	1,807,000	5,104,123
Nippon Yakin Kogyo Company Limited †	12,500	20,385
Nisshin Steel Holdings Company Limited	17,264	192,628
Nittetsu Mining Company Limited	12,000	53,831
NMDC Limited	71,719	128,989
Norddeutsche Affinerie AG	3,804	219,410
Norsk Hydro ASA	97,893	393,455
Northern Dynasty Minerals †	2,200	4,365
NovaCopper Incorporated †	2,136	4,015
NovaGold Resources Incorporated †	12,820	34,932
Novolipet Steel GDR Register Shares	18,613	298,739
Nucor Corporation	38,100	1,733,169
Nyrstar	7,466	34,830
Nyrstar Strip VVPR †(a)	3,073	0
Om Holdings Limited †	28,126	8,261
Osisko Mining Corporation †	39,159	194,438

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	95

Security name	Shares	Value

Metals & Mining (continued)
Outokumpu Oyj †«	41,744	$25,143
OZ Minerals Limited	56,980	212,956
Pacific Metals Company Limited	27,000	93,434
Pan American Silver Corporation	16,145	196,965
Pan Australian Resources Limited	79,433	152,386
Perseus Mining Limited †	78,037	53,760
Petropavlovsk plc	9,120	14,981
Philex Mining Corporation †	467,724	105,781
Pilot Gold Incorporated †	4,936	5,342
Polymetal International plc	38,178	447,355
Polyus Gold International Limited	110,465	342,540
POSCO	19,522	5,638,435
PT Aneka Tambang Tbk	756,174	91,822
PT International Nickel Indonesia Tbk	380,928	79,875
Randgold Resources Limited	8,613	683,318
Rautaruukki Oyj	4,052	28,569
Real Gold Mining Limited †(a)	41,000	0
Regis Resources Limited †	88,984	338,307
Reliance Steel & Aluminum Company	49,200	3,281,148
Resolute Mining Limited	139,174	117,730
Rio Alto Mining Limited †	15,465	38,762
Rio Tinto Limited	81,984	4,221,013
Rio Tinto plc	117,562	5,307,897
Royal Gold Incorporated	44,785	2,598,874
Sally Malay Mining Limited	21,272	4,617
Salzgitter AG	2,771	105,062
Sandfire Resources NL †	24,651	136,219
Sanyo Special Steel Company Limited	26,000	114,086
Seabridge Gold Incorporated †	2,100	30,325
Semafo Incorporated	21,405	44,911
Sesa Goa Limited	67,555	192,515
Severstal GDR Register Shares	16,087	132,879
Sherritt International Corporation	27,940	97,616
Shree Precoated Steels Limited †	3,781	120
Sibanye Gold Limited †	153,032	156,902
Silver Standard Resources Incorporated †	5,023	42,347
Silver Wheaton Corporation	32,641	862,741
Silvercorp Metals Incorporated	13,691	50,433
Sims Group Limited	28,188	235,219
Sociedad Minera Cerro Verde SA †	3,244	83,857
Sociedad Minera El Brocal SA	3,920	17,444
Southern Copper Corporation	19,708	541,970
SSAB Svenskt Stal AB Class A «	20,546	143,285
SSAB Svenskt Stal AB Class B	4,150	24,418
St. Barbara Limited †	67,401	47,965
Steel Authority of India Limited	105,948	74,006
Steel Dynamics Incorporated	155,100	2,366,826
Sterlite Industries India Limited (a)	169,323	296,117
Straits Resources Limited †	76,749	955
Sumitomo Light Metal Industries Limited	128,000	125,659

96	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Shares	Value

Metals & Mining (continued)
Sumitomo Metal Mining Company Limited	112,000	$1,496,470
Sumitomo Titanium Corporation	3,700	74,921
Sundance Resources Limited Australia †	558,512	38,774
Talvivaara Mining Company plc †	152,775	21,206
Taseko Mines Limited †	8,732	17,824
Tata Steel Limited	48,920	202,326
Teck Cominco Incorporated Limited	45,708	1,150,837
Teranga Gold Corporation †	13,496	9,152
Thompson Creek Metals Company Incorporated †«	6,878	25,271
Thyssenkrupp AG †	36,326	763,529
Toho Titanium Company Limited «	7,700	56,443
Toho Zinc Company Limited	26,000	75,396
Tokyo Rope Manufacturing Company Limited †	29,000	42,794
Tokyo Steel Manufacturing Company Limited	16,100	78,062
Ton Yi Industrial Corporation	243,350	221,857
Topy Industries Limited	36,000	69,890
Trans Hex Group Limited †	3,465	1,180
Tung Ho Steel Enterprise Corporation	217,962	166,917
Turquoise Hill Resources Limited †	28,864	150,171
Tycoons Worldwide Groups Thailand PCL †	54,500	9,058
United States Steel Corporation «	105,000	1,879,500
Usinas Siderurgicas de Minas Gerais SA †	68,888	294,209
Vedanta Resources plc	10,041	180,878
Viohalco SA †	1,430	7,530
Voestalpine AG	9,874	421,988
Volcan Cia Minera S.A.A.	663,386	325,907
Walter Industries Incorporated «	159,500	2,063,930
Western Areas NL «	21,053	54,590
Worthington Industries Incorporated	120,219	4,006,899
Yamana Gold Incorporated	67,881	775,930
Yamato Kogyo Company Limited	10,800	350,872
Yieh Phui Enterprise	464,728	145,543
Yodogawa Steel Works Limited	31,000	124,959
Young Poong Corporation	239	282,974
Zhaojin Mining Industry Company Limited	187,500	177,153
Zhidao International Holding †	102,000	2,040
Zijin Mining Group Company Limited Class H	1,339,000	336,023
ZPH Stalprodukt SA †	474	29,038

		172,173,099

Paper & Forest Products: 0.15%
Ahlstrom Oyj «	1,791	24,120
Canfor Corporation †	8,208	162,009
China Sandi Holdings Limited †	181,900	13,757
Chuetsu Pulp & Paper Company Limited	4,000	5,803
Compania Manufacturera De Papeles y Cartones SA	293,519	862,868
Daiken Corporation	18,000	47,225
Daio Paper Corporation	22,000	119,764
Domtar Corporation	21,600	1,425,600

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	97

Security name	Shares	Value

Paper & Forest Products (continued)
Fibria Celulose SA †	50,315	$581,608
Gunns Limited †(a)	59,667	0
Hokuetsu Paper Mills Limited	29,500	122,612
Holmen AB Class B	6,246	179,234
International Paper Company	52,700	2,487,967
Lee & Man Paper Manufacturing Limited	337,000	198,674
Mitsubishi Paper Mills Limited †	65,000	54,662
Mondi plc	33,273	512,855
Munksjo Oyj †	447	2,747
Nine Dragons Paper Holdings Limited	352,000	237,957
Nippon Paper Industries Company Limited «	22,300	302,444
OJI Paper Company Limited	192,000	765,118
Resolute Forest Products Incorporated †	211,415	2,665,943
Sappi Limited †	97,580	231,967
Shihlin Paper Corporation †	26,000	37,798
Stora Enso Oyj	69,844	538,829
Tokushu Tokai Holdings Company Limited	24,000	47,702
UPM-Kymmene Oyj	55,974	673,948
West Fraser Timber Company Limited	3,075	243,478
Yuen Foong Yu Paper Manufacturing Company Limited	433,565	210,700

		12,757,389

Telecommunication Services: 2.62%

Diversified Telecommunication Services: 1.25%
AT&T Incorporated	600,898	20,328,379
BCE Incorporated «	24,500	1,004,609
Belgacom SA	15,466	370,241
Bell Aliant Incorporated «	11,577	291,816
Bezeq Israeli Telecommunication Corporation Limited	178,458	290,875
BT Group plc	754,206	3,798,571
Cable & Wireless Communication plc	241,619	144,608
CenturyTel Incorporated	74,771	2,476,416
China Communications Services Corporation Limited	512,000	343,245
China Telecom Corporation Limited	3,276,000	1,656,238
China Unicom Limited	1,001,688	1,513,138
Chorus Limited	56,947	127,682
Chunghwa Telecom Company Limited	854,602	2,695,347
Citic 1616 Holdings Limited	481	127
Colt Telecom Group SA †	85,344	138,209
Deutsche Telekom AG	279,410	3,577,125
Elisa Oyj	17,138	359,651
France Telecom SA	171,450	1,740,410
Frontier Communications Corporation «	640,141	2,771,811
Hellenic Telecommunications Organization SA †	21,810	196,679
Hong Kong Telecommunications Trust & Hong Kong Trust Limited	360,478	335,411
Hutchison Telecommunications Hong Kong Holdings Limited	196,000	84,749
Iliad SA	1,823	437,300
Inmarsat plc	40,614	437,623
KT Corporation	30,161	978,355

98	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Shares	Value

Diversified Telecommunication Services (continued)
Level 3 Communications Incorporated †	112,911	$2,524,690
LG Telecom Limited †	51,939	610,607
Magyar Telekom plc	48,339	66,814
Mahanagar Telephone Nigam Limited †	8,074	1,215
Manitoba Telecom Services Incorporated	5,945	190,208
Netia SA †«	62,583	101,066
Nippon Telegraph & Telephone Corporation	83,100	4,215,802
Oi SA ADR	58,305	92,860
Orange Sponsored ADR	11,264	114,442
PCCW Limited	793,000	356,353
Portugal Telecom SGPS SA «	69,503	262,356
PT Telekomunikasi Indonesia Tbk	11,182,500	2,246,221
PT Xl Axiata Tbk	521,500	213,710
Rostelecom Sponsored ADR «	15,100	296,715
Royal KPN NV †	274,617	802,114
Shin Satellite PCL	188,600	175,769
Singapore Telecommunications Limited	1,395,100	3,830,690
SK Broadband Company Limited †	33,822	152,512
Swisscom AG	2,129	963,825
TalkTalk Telecom Group plc	57,843	213,577
Tata Communications Limited	3,567	8,885
TDC AS	45,035	367,748
Telecom Argentina SA ADR «†	2,951	55,567
Telecom Corporation of New Zealand Limited	177,347	311,025
Telecom Egypt Company	36,313	64,830
Telecom Italia SpA	885,010	616,391
Telecom Italia SpA RSP	592,709	327,689
Telecom Malaysia Bhd	396,800	653,532
Telefonica Brasil SA	6,724	115,545
Telefonica SA †	385,138	5,235,762
Telekom Austria AG	23,473	168,813
Telekomunikacja Polska SA	132,850	314,445
Telenor ASA	70,077	1,453,976
Teliasonera AB	206,312	1,477,177
Telstra Corporation Limited	828,340	3,604,427
Telus Corporation †	36,686	1,125,692
Time Warner Telecom Incorporated †	111,571	3,193,162
Tiscali SpA †	588	29
True Corporation PCL †	489,562	98,855
TT&T PCL †(a)	270,800	0
Turk Telekomunikasyon AS	117,421	355,579
Verizon Communications Incorporated	319,524	15,139,047
Vivendi SA	125,850	2,552,826
Windstream Corporation «	380,335	3,069,303

		103,840,466

Wireless Telecommunication Services: 1.37%
Advanced Info Service PCL - Foreign Register	241,600	1,801,305
America Movil SAB de CV Class A	22,794	21,939

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	99

Security name	Shares	Value

Wireless Telecommunication Services (continued)
America Movil SAB de CV Class L	12,095,236	$11,705,067
Bharti Airtel Limited	266,511	1,206,006
Cellcom Israel Limited †	6,225	67,796
China Mobile Limited	1,270,500	13,693,080
Crown Castle International Corporation †	68,266	4,739,026
Digi.com Bhd	598,500	855,376
Empresa Nacional de Telecomunicaciones SA	22,604	363,702
Far Eastone Telecommunications Company Limited	361,722	912,853
Freenet AG	9,566	225,809
Globe Telecom Incorporated	8,330	283,599
Idea Cellular Limited	166,212	401,942
KDDI Corporation	104,000	4,943,994
Maxis Bhd	514,200	1,069,959
Millicom International Cellular SA	6,159	499,171
Mobilone Limited	94,400	237,883
Mobistar SA	1,938	28,927
MTN Group Limited «	351,748	6,425,075
NII Holdings Incorporated †«	376,800	2,253,264
NTT DoCoMo Incorporated	2,670	4,268,338
Okinawa Cellular Telephone Company	2,400	60,621
Orascom Telecom Holding SAE †	313,006	190,023
Orascom Telecom Media & Technology Holding SAE	313,006	25,092
Partner Communications Company Limited	5,768	42,192
Philippine Long Distance Telephone Company	18,540	1,186,697
PT Indonesian Satellite Corporation Tbk	241,500	90,982
Reliance Communications Limited	99,697	185,266
Reliance Communications Limited GDR 144A	32,828	61,214
Rogers Communications Incorporated «	35,000	1,381,990
SBA Communications Corporation Class A †	87,913	6,593,475
Shin Corporation PCL	137,100	323,691
Sistema JSFC Register Shares Sponsored GDR	37,703	834,744
Sistema JSFC Register Shares Sponsored GDR	9,273	205,318
SK Telecom Company Limited	9,325	1,857,017
SmarTone Telecommunications Holding Limited	52,289	75,455
Softbank Corporation	169,945	10,602,212
Sprint Corporation †	528,574	3,546,732
StarHub Limited	109,000	357,968
T-Mobile USA Incorporated	114,073	2,663,605
Taiwan Mobile Company Limited	370,202	1,331,319
Tata Teleservices Maharashtra Limited †	30,394	2,705
Tele2 AB Class B	29,579	371,444
Telephone & Data Systems Incorporated	220,789	6,113,647
Tim Participacoes SA	177,415	697,480
TM International SDN Bhd	707,350	1,449,387
Total Access Group Incorporated	81,100	250,682
Turkcell Iletisim Hizmetleri AS †	179,299	936,715
Vodacom Group Proprietary Limited «	70,753	798,391
Vodafone Group plc	4,709,118	15,170,498

		113,410,673

100	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Shares	Value

Utilities: 3.94%

Electric Utilities: 1.74%
Acciona SA	2,541	$129,775
ALLETE Incorporated	80,232	3,786,950
American Electric Power Company Incorporated	57,998	2,482,314
Atel Holding AG	575	73,540
Centrais Electricas Brasileiras SA	79,100	164,104
CESC Limited	11,882	55,474
CEZ AS	37,756	872,044
Cheung Kong Infrastructure Holdings Limited	104,000	701,614
Chubu Electric Power Company Incorporated	133,400	1,659,423
Cleco Corporation	141,026	6,368,734
CLP Holdings Limited	370,000	2,955,881
Companhia Energetica de Minas Gerais	22,649	176,563
Companhia General de Electricidad SA	82,344	503,505
Contact Energy Limited	63,825	261,177
CPFL Energia SA	47,500	388,210
Duke Energy Corporation	78,819	5,170,526
E.CL SA	106,611	138,338
Edison International	39,968	1,834,132
El Paso Electric Company	92,100	3,168,240
Electricite de France SA	26,434	740,461
Emera Incorporated	12,523	354,658
Empresa Electrica Pehuenche SA	6,772	46,452
ENBW Energie Baden-Wuerttemberg AG	2,364	86,155
Endesa SA †	7,520	175,070
Enea SA	23,564	104,865
Enel SpA	620,103	2,044,619
Energias de Portugal SA	245,535	867,757
Enersis SA	4,350,024	1,368,478
Entergy Corporation	114,339	7,229,655
EVN AG	581	7,341
Exelon Corporation	95,571	2,913,960
Federal Hydrogenerating Company ADR	385,720	609,438
FirstEnergy Corporation	50,146	1,878,971
Fortis Incorporated (Canada) «	18,274	526,551
Fortum Oyj	40,768	811,402
Great Plains Energy Incorporated	108,346	2,374,944
Hawaiian Electric Industries Incorporated	229,884	5,749,399
Hokkaido Electric Power Company Incorporated †	37,200	434,580
Hokuriku Electric Power Company	36,400	479,621
Hong Kong Electric Holdings Limited	217,605	1,872,841
Iberdrola SA	478,183	2,534,156
IDACORP Incorporated	117,163	5,608,593
Infratil Limited	113,394	208,123
ITC Holdings Corporation	36,012	3,201,107
Japan Wind Development Company Limited †	12	7,440
Kansai Electric Power Company Incorporated †	153,600	1,713,574
Korea Electric Power Corporation †	66,574	1,837,799
KSK Energy Ventures Limited †	40,370	32,785

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	101

Security name	Shares	Value

Electric Utilities (continued)
Kyushu Electric Power Company Incorporated †	91,100	$1,177,248
Manila Electric Company	51,050	296,904
Nextera Energy Incorporated	47,411	3,809,948
Northeast Utilities	201,884	8,271,187
NV Energy Incorporated	151,079	3,542,803
OGE Energy Corporation	127,196	4,478,571
Pepco Holdings Incorporated	159,488	3,020,703
Pinnacle West Capital Corporation	69,904	3,793,690
PNM Resources Incorporated	174,837	3,830,679
Polska Grupa Energetyczna SA «	151,828	798,210
Portland General Electric Company	165,853	4,778,225
Power Grid Corporation of India Limited	231,455	342,153
PPL Corporation	69,866	2,144,886
Public Power Corporation SA	10,093	95,058
Red Electrica de Espana SA	10,670	553,551
Reliance Energy Limited	32,954	170,518
Romande Energie Holding SA	7	8,546
Scottish & Southern Energy plc	91,779	2,223,628
Shikoku Electric Power Company Incorporated †	39,900	619,114
SP AusNet	303,966	311,762
Spark Infrastructure Group 144A	222,795	320,193
Tata Power Company Limited	337,069	386,852
Tauron Polska Energia SA	210,484	278,729
Tenaga Nasional Bhd	501,937	1,333,105
Terna SpA	126,682	540,534
The Chugoku Electric Power Company Incorporated	58,500	805,625
The Okinawa Electric Power Company Incorporated	2,600	89,031
The Southern Company	97,238	4,047,046
Tohoku Electric Power Company Incorporated †	96,600	1,052,815
Tokyo Electric Power Company Incorporated †	304,200	1,531,116
Torrent Power Limited	57,027	64,778
Trustpower Limited	3,817	20,943
UIL Holdings Corporation	111,700	4,217,792
UNS Energy Corporation	90,852	4,154,662
Verbund Oesterreichische Elektrizitaetswirtschafts AG	8,531	164,283
Westar Energy Incorporated	87,113	2,710,085
Xcel Energy Incorporated	58,538	1,634,381

		144,330,693

Gas Utilities: 0.73%
AGL Resources Incorporated	75,869	3,334,443
APA Group	152,734	812,220
Atmos Energy Corporation	211,246	8,523,776
Aygaz AS	12,972	50,441
Centrica plc	497,567	2,977,998
China Gas Holdings Limited	582,000	605,349
China Resources Gas Group Limited	162,000	381,848
Enagas SA	21,486	488,091
Envestra Limited	159,835	161,466

102	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Shares	Value

Gas Utilities (continued)
Gail India Limited	63,415	$283,647
Gas Natural SDG SA	33,541	656,722
Hong Kong & China Gas Company Limited	1,093,444	2,522,143
Korea Gas Corporation	4,883	243,034
National Fuel Gas Company	53,600	3,499,008
Northwest Natural Gas Company	1,570	64,433
ONEOK Incorporated	141,992	7,304,068
Osaka Gas Company Limited	380,000	1,530,593
Petronas Gas Bhd	91,700	561,605
Piedmont Natural Gas Company	176,690	5,700,019
PT Perusahaan Gas Negara Persero Tbk	2,360,000	1,164,044
Questar Corporation	112,303	2,461,682
Rubis SCA	4,268	257,996
Saibu Gas Company Limited	65,000	158,295
Shizuoka Gas Company Limited	11,500	75,986
Snam Rete Gas SpA	157,963	738,939
Southwest Gas Corporation	101,607	4,753,175
Superior Plus Corporation «	9,992	104,255
Toho Gas Company Limited	93,000	462,455
Tokyo Gas Company Limited	461,000	2,385,807
Towngas China Company Limited	127,000	119,461
UGI Corporation	78,239	3,066,969
WGL Holdings Incorporated	113,455	4,735,612
Xinao Gas Holdings Limited	136,000	673,900

		60,859,480

Independent Power Producers & Energy Traders: 0.16%
Aboitiz Power Corporation	386,100	280,942
Adani Power Limited †	93,197	47,387
AES Gener SA	453,857	289,170
Babcock & Brown Wind Partners †	70,286	17,203
China Longyuan Power Group	665,000	699,906
China Renewable Energy Investment Limited †	15,871	367
China Resources Power Holdings Company	388,600	889,883
Colbun SA	1,637,920	417,304
Drax Group plc	35,738	386,279
EDP Renovaveis SA	9,632	48,304
Electric Power Development Company	27,200	835,322
Electricity Generating PCL	29,800	119,422
Empresa Nacional de Electricidad SA (Chile)	742,709	1,007,260
Enel Green Power SpA	152,321	321,364
Energy World Corporation Limited †	112,693	43,823
Etrion Corporation †	2,567	612
Glow Energy PCL	31,600	61,600
GVK Power & Infrastructure Limited †	127,035	13,111
Huaneng Power International Incorporated	748,000	743,655
Indiabulls Infrastructure & Power Limited †	128,891	4,487
JSW Energy Limited	47,611	27,722
Neyveli Lignite Corporation Limited	4,901	4,061
NHPC Limited	460,688	111,564

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	103

Security name	Shares	Value

Independent Power Producers & Energy Traders (continued)
NRG Energy Incorporated	205,989	$5,407,211
NTPC Limited	273,560	541,585
PNOC Energy Development Corporation	1,562,250	201,250
Ratchaburi Electricity Generating Holding PCL ADR	20,700	31,992
Reliance Power Limited †	138,060	141,242
Sechilienne SA	480	9,422
Solartron PCL	391,200	62,587
Tractebel Energia SA	31,629	453,367
Transalta Corporation «	24,700	317,514

		13,536,918

Multi-Utilities: 1.18%
ACEA SpA	1,765	16,297
AEM SpA	134,739	116,877
AGL Energy Limited	99,118	1,384,210
Alliant Energy Corporation	71,118	3,528,164
Ameren Corporation	162,206	5,484,185
ATCO Limited	8,258	339,556
Avista Corporation	131,420	3,452,403
Black Hills Corporation	97,042	4,659,957
Canadian Utilities Limited Class A	11,598	376,250
Canadian Utilities Limited Class B	516	16,421
CenterPoint Energy Incorporated	274,910	6,303,686
CMS Energy Corporation	177,621	4,712,285
Consolidated Edison Incorporated	35,115	1,974,516
Dominion Resources Incorporated	64,486	3,762,758
DTE Energy Company	111,574	7,460,953
Duet Group		448,796
E.ON SE	187,516	2,967,320
GDF Suez	147,526	3,200,848
Hera SpA	43,571	85,883
Integrys Energy Group Incorporated	50,732	2,836,933
Just Energy Group Incorporated «	8,403	50,978
MDU Resources Group Incorporated	121,103	3,233,450
National Grid plc	348,392	4,010,830
NiSource Incorporated	200,183	5,857,355
Northwestern Corporation	85,431	3,431,763
PG&E Corporation	52,565	2,174,088
Public Service Enterprise Group Incorporated	60,702	1,967,959
RWE AG	45,697	1,255,065
SCANA Corporation	89,457	4,304,671
Sempra Energy	27,109	2,288,542
Suez Environnement Company SA	28,095	418,697
TECO Energy Incorporated	144,064	2,381,378
Vector Limited	28,886	60,807
Vectren Corporation	191,937	6,257,146
Veolia Environnement SA	43,049	665,058
Wisconsin Energy Corporation	146,726	6,021,635
YTL Corporation Bhd	985,009	464,519
YTL Power International Bhd	409,303	199,326

		98,171,565

104	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name		Shares	Value

Water Utilities: 0.13%
Aguas Andinas SA Class A		613,482	$419,741
American Water Works Company Incorporated		113,978	4,643,422
Aqua America Incorporated		90,250	2,740,893
China Water Affairs Group Limited		100,000	37,321
Companhia de Saneamento Basico do Estado de Sao Paulo		77,100	633,035
Guangdong Investment Limited		564,000	466,321
Hyflux Limited		81,500	75,253
Manila Water Company		64,900	47,741
Pennon Group plc		35,570	386,435
Puncak Niaga Holdings Bhd		13,700	11,084
Severn Trent plc		25,380	663,336
Sound Global Limited †«		168,000	83,787
United Utilities Group plc		65,169	685,232

			10,893,601

Total Common Stocks (Cost $6,611,785,721)			8,105,960,676

Investment Companies: 0.01%
Australian Infrastructure Fund			1,874
BB Biotech AG			120,813
Macquarie Korea Infrastructure Fund			437,679

Total Investment Companies (Cost $845,648)			560,366

	Dividend yield

Preferred Stocks: 0.61%

Consumer Discretionary: 0.07%

Automobiles: 0.06%
Bayerische Motoren Werke AG ±	4.98%	4,593	336,897
Porsche AG ±	3.31	14,496	1,219,816
Volkswagen AG ±	2.12	13,751	3,127,625

			4,684,338

Multiline Retail: 0.01%
Lojas Americanas SA ±	0.56	97,800	619,768

Consumer Staples: 0.10%

Beverages: 0.07%
Companhia de Bebidas Das Americas ±	1.47	169,594	5,913,880
ITO EN Limited ±	2.82	4,600	78,599

			5,992,479

Food & Staples Retailing: 0.01%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ±	1.00	22,278	912,427

Household Products: 0.02%
Henkel AG & Company KGaA ±	1.42	17,027	1,650,055

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	105

Security name	Dividend yield	Shares	Value

Energy: 0.10%

Oil, Gas & Consumable Fuels: 0.10%
Petroleo Brasileiro SA ±	7.02%	964,758	$6,793,074
Surgutneftegaz SP ADR	7.25	269,016	1,817,499

			8,610,573

Financials: 0.18%

Capital Markets: 0.00%
Hyundai Securities Company Limited ±	6.41	6,105	29,061

Commercial Banks: 0.18%
Banco Bradesco SA ±	2.69	473,000	5,493,338
Banco Itau Holding Financeira SA ±	1.95	522,830	6,354,731
Investimentos Itau SA ±	2.20	818,029	2,866,247
Shinkin Central Bank ±	3.72	138	238,937

			14,953,253

Insurance: 0.00%
Unipol Gruppo Finanziario SpA ±	10.68	185	557

Health Care: 0.00%

Life Sciences Tools & Services: 0.00%
Valneva SE †	0.00	612	167

Materials: 0.12%

Chemicals: 0.01%
Braskem SA †	0.00	30,900	227,287
Fuchs Petrolub AG ±	2.21	3,216	260,268
Sociedad Quimica y Minera de Chile SA Class B ±	2.30	23,458	608,690

			1,096,245

Metals & Mining: 0.11%
Bradespar SA ±	9.36	50,900	526,291
Gerdau SA ±	1.19	171,102	1,229,866
Metalurgica Gerdau SA ±	1.05	24,537	217,711
Usinas Siderurgicas de Minas Gerais SA Class A †	0.00	111,602	482,247
Vale SA ±	5.50	474,030	6,178,811

			8,634,926

Telecommunication Services: 0.02%

Diversified Telecommunication Services: 0.02%
Oi SA ±	6.84	175,567	260,486
Telef Brasil Preference ±	7.62	65,756	1,280,974

			1,541,460

106	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

Security name	Dividend yield		Shares	Value

Utilities: 0.02%

Electric Utilities: 0.01%
Centrais Electricas Brasileiras SA Class B ±	13.13%		39,500	$151,812
Companhia Energetica de Minas Gerais ±	19.42		122,648	956,119

				1,107,931

Independent Power Producers & Energy Traders: 0.01%
Companhia Energetica de Sao Paulo Preference B ±	7.38		44,900	399,893

Multi-Utilities: 0.00%
RWE AG «±	7.29		3,735	101,466

Total Preferred Stocks (Cost $64,554,071)				50,334,599

		Expiration date

Rights: 0.00%

Consumer Discretionary: 0.00%

Hotels, Restaurants & Leisure: 0.00%
New Hotel †(a)		12-31-2013	8,351	0

Energy: 0.00%

Oil, Gas & Consumable Fuels: 0.00%
PA Resources AB †(a)		9-2-2013	284	0

Financials: 0.00%

Commercial Banks: 0.00%
China Merchants Bank Company Limited †(a)		9-19-2013	160,664	36,184

Industrials: 0.00%

Construction & Engineering: 0.00%
United Engineers Limited †		9-11-2013	59,000	8,649

				8,649

Machinery: 0.00%
Fiat Industrial SpA †(a)		9-10-2013	78,164	38
Gildemeister AG †		9-12-2013	3,643	2,744

				2,782

Total Rights (Cost $18,642)				47,615

Warrants: 0.00%

Consumer Discretionary: 0.00%

Media: 0.00%
Seat Pagine Gialle SpA †(a)		8-31-2014	259	0
Yellow Media Limited †		12-20-2022	128	361

				361

Consumer Staples: 0.00%

Food Products: 0.00%
Kulim Malaysia Bhd †		10-21-2015	8,450	1,775

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	107

Security name		Expiration date	Shares	Value

Energy: 0.00%

Energy Equipment & Services: 0.00%
KNM Group Bhd †		11-15-2017	44,637	$1,495

Oil, Gas & Consumable Fuels: 0.00%
Maurel et Prom SA †		6-3-2014	3,641	881

Financials: 0.00%

Real Estate Management & Development: 0.00%
Africa Israel Investment Limited †		10-31-2013	119	5
Sinarmas Land Limited †		11-18-2015	42,500	12,661

				12,666

Industrials: 0.00%

Construction & Engineering: 0.00%
Dialog Group Bhd †		2-12-2017	29,919	4,873
Power Line Engineering Public Company Limited †(a)		8-26-2016	122,200	0

				4,873

Marine: 0.00%
Thoresen Thai Agencies PCL †		9-12-2015	16,368	2,085

Information Technology: 0.00%

Software: 0.00%
Ubisoft Entertainment †		10-10-2013	3,327	1,759

Materials: 0.00%

Metals & Mining: 0.00%
Kinross Gold Corporation †		9-17-2014	1,456	111

Utilities: 0.00%

Water Utilities: 0.00%
Puncak Niaga Holdings Bhd †		7-20-2018	1,370	797

Total Warrants (Cost $49,476)				26,803

	Yield
Short-Term Investments: 4.03%

Investment Companies: 4.03%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.09%		94,279,131	94,279,131
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)	0.14		240,592,367	240,592,367

Total Short-Term Investments (Cost $334,871,498)				334,871,498

Total investments in securities (Cost $7,012,125,056) *	102.27%	8,491,801,557
Other assets and liabilities, net	(2.27)	(188,862,437)

Total net assets	100.00%	$8,302,939,120

108	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2013 (unaudited)

†	Non-income-earning security

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

«	All or a portion of this security is on loan.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(l)	Investment in an affiliate

±	Variable rate investment. The rate shown is the rate in effect at period end.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $7,079,053,492 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,879,529,932
Gross unrealized depreciation	(466,781,867)

Net unrealized appreciation	$1,412,748,065

The following table shows percent of total long-term investments by geographic locations as of August 31, 2013 (unaudited):

United States	65.48%
Japan	7.43%
United Kingdom	3.48%
Australia	2.34%
South Korea	1.75%
Canada	1.64%
Switzerland	1.56%
France	1.40%
Germany	1.24%
Taiwan	1.23%
Hong Kong	1.11%
China	1.01%
Other	10.33%

100.00%

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Master Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: October 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Master Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: October 28, 2013

By:	/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date: October 28, 2013